                                   KENT FUNDS
                               P.O. Box 182201
                            Columbus, Ohio 43218-2201
                              1-800-633-KENT (5368)


                                                                   March 4, 1999





To the Shareholders of the
     Limited Term Tax-Free Fund:

         Enclosed you will find a proxy statement in connection with the solicitation of proxies by the Board of Trustees of the Kent Funds (the "Trust") for a Special Meeting of Shareholders of the Limited Term Tax-Free Fund to be held on March 24, 1999.

         The proxy statement relates to the approval or disapproval of a plan of reorganization whereby the Limited Term Tax-Free Fund would be acquired by the Trust's Intermediate Tax-Free Fund.

         The Board of Trustees recommends that shareholders vote in favor of the proposal.


                                                  James F. Duca, II
                                                  President

                                   KENT FUNDS
                               P.O. Box 182201
                            Columbus, Ohio 43218-2201
                              1-800-633-KENT (5368)

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                     OF THE
                           LIMITED TERM TAX-FREE FUND

                          To Be Held on March 24, 1999

To the Shareholders of the
  Limited Term Tax-Free Fund:

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of Shareholders (the "Meeting") of the Limited Term Tax-Free Fund, an investment portfolio offered by the Kent Funds (the "Trust"), will be held on March 24, 1999 in the Board Room at BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 at 9:00 a.m. Eastern Time. During the Meeting, the shareholders will vote on the following proposals:

         ITEM 1. To approve or disapprove a Plan of Reorganization and the transactions contemplated thereby, including the transfer of all of the assets and liabilities of the Limited Term Tax-Free Fund to the Trust's Intermediate Tax-Free Fund, in exchange for Investment Shares and Institutional Shares of the Intermediate Tax-Free Fund and a liquidating distribution of such Investment Shares and Institutional Shares to the holders of Investment Shares and Institutional Shares, respectively, of the Limited Term Tax-Free Fund.

         ITEM 2. To transact such other business as may properly come before the Meeting or any adjournment(s) thereof.

         THE TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF EACH PROPOSAL.

         The proposed reorganization and related matters are described in the attached Combined Proxy Statement/Prospectus. Appendix A to the Combined Proxy Statement/Prospectus is a copy of the Plan of Reorganization.

         Shareholders of record as of the close of business on January 31, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE TRUST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND ELECTING TO VOTE IN PERSON.

                                               Robert L. Tuch
                                               Secretary


March 4, 1999

                                TABLE OF CONTENTS

                                                                                      PAGE


SUMMARY.................................................................................3
         PROPOSED REORGANIZATION........................................................3
         REASONS FOR REORGANIZATION.....................................................3
         FEDERAL INCOME TAX CONSEQUENCES................................................4
         COMPARISON OF THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS..............4
         COMPARISON OF OTHER FEATURES OF THE FUNDS......................................4
         COMPARATIVE FEE TABLE..........................................................4
         EXPENSE RATIOS.................................................................6
         THE INVESTMENT ADVISER.........................................................6
         THE ADMINISTRATOR..............................................................7
         THE DISTRIBUTOR AND OTHER SERVICE PROVIDERS....................................8
         DISTRIBUTION PLAN..............................................................8
         THE CUSTODIAN..................................................................8
         PURCHASE AND REDEMPTION PROCEDURES; EXCHANGE PROCEDURES; DIVIDENDS,
         DISTRIBUTIONS AND PRICING......................................................8
         VOTING INFORMATION.............................................................9
         RISK FACTORS...................................................................9
INFORMATION RELATING TO THE PROPOSED REORGANIZATION.....................................9
         DESCRIPTION OF THE PLAN OF REORGANIZATION.....................................10
         BOARD CONSIDERATION...........................................................11
         CAPITALIZATION................................................................11
         FEDERAL INCOME TAX CONSEQUENCES...............................................12
COMPARISON OF THE FUNDS................................................................13
         INVESTMENT OBJECTIVES AND POLICIES............................................13
         FUNDAMENTAL INVESTMENT LIMITATIONS............................................14
         OTHER INFORMATION.............................................................14
INFORMATION RELATING TO VOTING MATTERS.................................................15
         GENERAL INFORMATION...........................................................15
         SHAREHOLDER AND BOARD APPROVAL................................................15
         QUORUM........................................................................16
         ANNUAL MEETINGS...............................................................17
ADDITIONAL INFORMATION ABOUT THE FUNDS.................................................17
FINANCIAL HIGHLIGHTS...................................................................17
FINANCIAL STATEMENTS...................................................................23
OTHER BUSINESS.........................................................................23
LITIGATION.............................................................................23
SHAREHOLDER INQUIRIES..................................................................23


APPENDIX A - PLAN OF REORGANIZATION....................................................A-1
APPENDIX B - MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE...............................B-1

                                   KENT FUNDS
                                 P.O. Box 182201
                            Columbus, Ohio 43218-2201
                              1-800-633-KENT (5368)


                       COMBINED PROXY STATEMENT/PROSPECTUS
                            DATED MARCH 4, 1999




         This Combined Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of the Kent Funds (the "Trust") for use at a Special Meeting of Shareholders of the Trust's Limited Term Tax-Free Fund ("Transferor Fund") to be held on March 24, 1999 in the Board Room at BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 at 9:00 a.m. Eastern Time, or any adjournment thereof (the "Meeting"). At the Meeting, shareholders of the Transferor Fund will be asked to consider and approve a proposed Plan of Reorganization dated as of November 19, 1998 and the transactions contemplated thereby. A copy of the Plan of Reorganization is attached as Appendix A to this Combined Proxy Statement/Prospectus.


         The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act") and currently offers shares in fifteen investment portfolios. The Transferor Fund and the Trust's Intermediate Tax-Free Fund (the "Surviving Fund") are separate investment portfolios of the Trust. Each of the Transferor Fund and the Surviving Fund offers two classes of shares, Investment Shares and Institutional Shares. The investment objective, policies and fundamental limitations of the Transferor Fund are similar to those of the Surviving Fund. The Funds' investment adviser has used similar investment strategies in managing the Transferor Fund and the Surviving Fund, although the dollar-weighted average maturity of the Surviving Fund is longer. The distribution and purchase procedures, exchange rights, redemption procedures and the service providers of the Transferor Fund and the Surviving Fund are the same.

         The Plan of Reorganization provides that the Transferor Fund will transfer all of its assets and liabilities to the Surviving Fund. In exchange for the transfers of these assets and liabilities, the Trust will simultaneously issue Investment and Institutional Shares in the Surviving Fund to the Transferor Fund. The Transferor Fund will then make a liquidating distribution of the Surviving Fund's Investment and Institutional Shares to the holders of Investment and Institutional Shares of the Transferor Fund, respectively, so that each holder of Investment and Institutional Shares of the Transferor Fund will hold, immediately after the effective time of the reorganization, full and fractional shares of the corresponding class of the Surviving Fund ("Corresponding Shares") with the same aggregate net asset value as the shareholder had in the Transferor Fund immediately before the transaction.

         This Combined Proxy Statement/Prospectus sets forth the information that a shareholder of the Transferor Fund should know before voting on the Plan of Reorganization and should be retained for future reference. Additional information is set forth in the Prospectus relating to

Investment Shares and Institutional Shares of the Transferor Fund and the Surviving Fund (collectively, the "Funds") dated May 1, 1998 (as supplemented), the Statement of Additional Information dated May 1, 1998 (as supplemented) relating to the Funds and the Statement of Additional Information dated March 4, 1999 relating to this Combined Proxy Statement/Prospectus. Further information about the Funds' performance is also available in the Trust's Annual and Semi-Annual Reports dated December 31, 1997 and June 30, 1998, respectively. Each of these documents is on file with the Securities and Exchange Commission (the "SEC") and is available without charge upon oral or written request by writing or calling the Trust at the address or telephone number indicated above. The information contained in the aforesaid Prospectus and Statements of Additional Information is incorporated herein by reference.


         This Combined Proxy Statement/Prospectus constitutes the Transferor Fund's Proxy Statement for the Meeting, and the Prospectus for the Corresponding Shares of the Surviving Fund that have been registered with the SEC and are to be issued in connection with the reorganization.


         This Combined Proxy Statement/Prospectus is expected to be sent to shareholders of the Transferor Funds on or about March 4, 1999.

         Shares of the Transferor Fund and the Surviving Fund are not deposits or obligations of, or guaranteed or endorsed by, Old Kent Bank or any of its affiliates and the Shares are not insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, The Federal Deposit Insurance Corporation, The Federal Reserve Board or any other governmental agency.

         An investment in the funds involves investment risks, including possible loss of principal amount invested.

         The Securities and Exchange Commission has not approved or disapproved the Shares of the surviving fund or passed upon the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

         No Person has been authorized to give any information or to make any representations other than those contained in this combined proxy statement/prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the trust.

                                     SUMMARY

         The following is a summary of certain information relating to the proposed reorganization, the parties thereto and the related transactions, and is qualified by reference to the more complete information contained elsewhere in this Combined Proxy Statement/Prospectus, including the Plan of Reorganization attached as Appendix A hereto, and in the Prospectus and Statement of Additional Information of the Funds.

         PROPOSED REORGANIZATION. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trust's Board of Trustees, including the trustees who are not "interested persons" within the meaning of the 1940 Act, have determined that the proposed Plan of Reorganization is in the best interests of the Transferor Fund's shareholders.

         THE TRUST'S BOARD OF TRUSTEES RECOMMENDS THE APPROVAL OF THE PLAN OF REORGANIZATION BY THE SHAREHOLDERS OF THE TRANSFEROR FUND AT THE MEETING.

         Subject to shareholder approval, the Plan of Reorganization provides for the acquisition by the Surviving Fund of all of the assets and liabilities of the Transferor Fund (such assets subject to such liabilities are called the "Assets") in exchange for Corresponding Shares of the Surviving Fund. The Transferor Fund will then make a liquidating distribution of the Corresponding Shares to its shareholders.

         As a result of the proposed reorganization, each shareholder of the Transferor Fund will become a shareholder of the Surviving Fund and will hold, immediately after the time the reorganization becomes effective (the "Effective Time of the Reorganization"), the same aggregate dollar value of Corresponding Shares of the Surviving Fund as the shareholder held in the Transferor Fund immediately before the Effective Time of the Reorganization. The costs of the proposed reorganization will be borne by the Transferor Fund.

         For further information, see "INFORMATION RELATING TO THE PROPOSED REORGANIZATION--Description of the Plan of Reorganization."

         REASONS FOR REORGANIZATION. The primary reason for the reorganization is to streamline and simplify the Trust's municipal securities products. In connection with its approval of the Plan of Reorganization, the Trust's Board of Trustees considered that the investment objective and policies of the Transferor Fund were similar to those of the Surviving Fund, and that the service providers for the Transferor Fund and Surviving Fund were the same. After consideration of the reasons for the proposed reorganization and the proposed operations of the Surviving Fund after the reorganization, and in consideration of the fact that the reorganization will be tax-free and will not dilute the interests of the shareholders of the Transferor Fund or the Surviving Fund, the Board of Trustees authorized the Plan of Reorganization and recommended approval of the Plan of Reorganization by the shareholders of the Transferor Fund. See "INFORMATION RELATING TO THE PROPOSED REORGANIZATION--Board Consideration."

         FEDERAL INCOME TAX CONSEQUENCES. Consummation of the reorganization will not give rise to tax liability for federal income tax purposes to the Transferor Fund or the Surviving Fund or their respective shareholders. See "INFORMATION RELATING TO THE PROPOSED REORGANIZATION--Federal Income Tax Consequences."

         COMPARISON OF THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS. The investment objective of both the Transferor Fund and the Surviving Fund is to seek current income exempt from federal income tax, while preserving capital. Each Fund seeks to invest at least 80% of its net assets in federally tax-exempt obligations, except during periods of unusual market conditions.

         The principal distinction between investment policies of the Transferor Fund and the Surviving Fund is the maturity range of the obligations held by the Funds. The Transferor Fund maintains a dollar-weighted average portfolio maturity between one and three years. In addition, no obligation held by the Transferor Fund has a remaining maturity of more than ten years. The Surviving Fund maintains a dollar-weighted average portfolio maturity between three and ten years. For further information, see "COMPARISON OF THE FUNDS--Investment Objectives and Policies."

         COMPARISON OF OTHER FEATURES OF THE FUNDS. The distribution and purchase procedures, exchange rights, redemption procedures and service providers of the Funds are the same.

         COMPARATIVE FEE TABLE. The following table sets forth: (1) the fees and expenses of the Investment Shares and Institutional Shares of the Transferor Fund; (2) the fees and expenses of the Investment Shares and Institutional Shares of the Surviving Fund; and (3) the estimated fees and expenses of the Investment Shares and Institutional Shares of the Surviving Fund on a pro forma basis after giving effect to the proposed reorganization. Hypothetical examples based on the table are shown following the table.

                                                                                                    PRO FORMA
                                         LIMITED TERM                INTERMEDIATE                  INTERMEDIATE
                                        TAX-FREE FUND                TAX-FREE FUND                TAX-FREE FUND
                                  Investment   Institutional    Investment   Institutional   Investment    Institutional
                                    Shares         Shares         Shares        Shares         Shares         Shares
                                    ------         ------         ------        ------         ------         ------
SHAREHOLDER
  TRANSACTION
  EXPENSES
Maximum Sales Charge
  on Purchases                       None           None           None          None           None           None
ANNUAL FUND
  OPERATING
  EXPENSES
  (as a percentage of
  average  net assets)1
  Management Fees                   0.45%          0.45%          0.50%          0.50%          0.50%          0.50%
  12b-1 Fees
  (after fee waivers)2, 3           0.15%           None          0.25%          None           0.25%          None
  Other Expenses
  (after fee waivers)3              0.33%          0.31%          0.22%          0.22%          0.22%          0.22%
                                    -----          -----          -----          -----          -----          -----
TOTAL FUND
  OPERATING EXPENSES
  (after fee waivers)3              0.93%          0.76%          0.97%          0.72%          0.97%          0.72%
                                    =====          =====          =====          =====          =====          =====

--------------------------------------------------------------------------------

1 Expense ratios for each Fund are based on amounts incurred for the fiscal year ended December 31, 1997. Sweep, trustee, agency, custody and certain other fees charged by Old Kent Bank and its affiliates to their customers who own shares of the Funds are not reflected in the fee table.

2 As a result of the payment of 12b-1 fees, long-term Investment class shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

3 In the case of the Limited Term Tax-Free Fund, voluntary waivers of a portion of the Fund's 12b-1 fee for the Investment Shares and administration fee have been reflected. Absent such waivers, 12b-1 Fees, Other Expenses and Total Fund Operating Expenses would be 0.25%, 0.34% and 1.04%, respectively, for the Investment Shares of the Limited Term Tax-Free Fund, and Other Expenses and Total Fund Operating Expenses would be 0.32% and 0.77%, respectively, for the Institutional Shares of the Limited Term Tax-Free Fund. In the case of the Intermediate Tax-Free Fund and pro forma Intermediate Tax-Free Fund, a voluntary waiver of a portion of such Fund's administration fee has been reflected. Absent such waiver, Other Expenses and Total Fund Operating Expenses would be 0.23% and 0.98%, respectively, for the Investment Shares of the Intermediate Tax-Free Fund, and 0.23% and 0.73%, respectively, for the Institutional Shares of the Intermediate Tax-Free Fund.

         EXAMPLE: The following table illustrates the expenses on a $1,000 investment based on the fees and expenses stated in the above Fee Table, assuming (1) a 5% annual return and (2) redemption at the end of each time period.



                                        LIMITED TERM                   INTERMEDIATE               PRO FORMA INTERMEDIATE
                                        TAX-FREE FUND                  TAX-FREE FUND                   TAX-FREE FUND
                                 Investment    Institutional    Investment    Institutional    Investment     Institutional
                                   Shares          Shares         Shares          Shares         Shares           Shares
                                   ------          ------         ------          ------         ------           ------
One Year After Purchase               $9             $8             $10             $7             $10              $7
Three Years After Purchase           $30            $24             $31            $23             $31             $23
Five Years After Purchase            $51            $42             $54            $40             $54             $40
Ten Years After Purchase            $114            $94            $119            $89            $119             $89

THE PURPOSE OF THE FEE TABLE AND THE EXAMPLE IS TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES OF INVESTING IN SHARES OF THE FUNDS. AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR EXPENSES. ACTUAL INVESTMENT RETURN AND EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         EXPENSE RATIOS. The following table sets forth the ratios of operating expenses to average net assets of the Investment Shares and Institutional Shares of the pro forma combined Surviving Fund, Investment Shares and Institutional Shares of the Transferor Fund and Investment Shares and Institutional Shares of the Surviving Fund for the year ended December 31, 1997 (a) after fee waivers and (b) absent fee waivers:

                                                RATIO OF OPERATING EXPENSES               RATIO OF OPERATING EXPENSES
                                                      TO AVERAGE NET                            TO AVERAGE NET
                                                 ASSETS AFTER FEE WAIVERS                  ASSETS ABSENT FEE WAIVERS
                                                 ------------------------                  -------------------------

Pro Forma Combined
Intermediate Tax Free Fund:
         Investment Shares                                 0.97%                                     0.98%
         Institutional Shares                              0.72%                                     0.73%

Limited Term Tax-Free Fund:
         Investment Shares                                 0.93%                                     1.04%
         Institutional Shares                              0.76%                                     0.77%

Intermediate Tax-Free Fund:
         Investment Shares                                 0.97%                                     0.98%
         Institutional Shares                              0.72%                                     0.73%

         After taking into account current fee waivers, the ratio of expenses to average net assets for the Investment Shares of the Transferor Fund is lower than the ratio of expenses to average net assets for the Investment Shares of the Surviving Fund. However, absent such fee waivers, the ratio of expenses to average net assets for the Investment Shares of the Transferor Fund would be higher than the ratio of expenses to average net assets for the Investment Shares of the Surviving Fund.


         THE INVESTMENT ADVISER. Lyon Street Asset Management Company ("Lyon Street"), a wholly-owned subsidiary of Old Kent Bank ("Old Kent"), serves as investment adviser for each Fund. Old Kent Bank is a Michigan banking corporation. Old Kent is a wholly-owned subsidiary of Old Kent Financial Corporation, a Michigan bank holding company headquartered in Grand Rapids, which is a financial services company with total assets as of December 31, 1998 of approximately $16.6 billion. Lyon Street is entitled to receive advisory fees from the Funds, computed daily and paid monthly, at the annual rates set forth in the table below.

         The following table sets forth comparative data regarding the advisory fees paid to Old Kent Bank (from which Lyon Street has assumed the investment advisory responsibilities for the Trust) by the Surviving Fund and the Transferor Fund for the year ended December 31, 1997:

                                                       Annual Advisory Fee as a
                                                        Percentage of Average
                                  Advisory Fees Paid       Daily Net Assets
                                  ------------------       ----------------

Limited Term Tax Free Fund             $167,800                 0.45%

Intermediate Tax-Free Fund           $1,424,578                 0.50%

         Lyon Street manages each Fund, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains records relating to such purchases and sales.

         THE ADMINISTRATOR. Administrative services are provided to the Transferor Fund and to the Surviving Fund by BISYS Fund Services Limited Partnership ("BISYS" or the "Administrator"). The Administrator also provides administrative services to the other investment portfolios of the Trust. For services provided to all of the investment portfolios of the Trust, the Administrator is entitled to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Trust as follows:

                                   Annual Administration
                                  Fees as a Percentage of
                                  Average Daily Net Assets
                                  ------------------------

                          First $5.0 billion               0.185%
                           $5.0-7.5 billion                0.165%
                           Over $7.5 billion               0.135%

         The following table sets forth comparative data regarding the administration fees paid by the Surviving Fund and the Transferor Funds for the year ended December 31, 1997:

                             Administration    Administration Fees as a Percentage
                               Fees Paid           of Average Daily Net Assets
                               ---------           ---------------------------

Limited Term Tax-Free Fund      $ 66,670                      0.179%

Intermediate Tax-Free Fund      $509,532                      0.179%

         Old Kent provides certain administrative services to the Funds pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS has agreed to pay Old Kent a fee, calculated daily and paid monthly, at annual rate of up to 0.05% of each Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Funds.

         THE DISTRIBUTOR AND OTHER SERVICE PROVIDERS. BISYS is also the distributor of the Funds' shares. BISYS Fund Services, Inc., an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Funds.

         DISTRIBUTION PLAN. The Trust has adopted with respect to its Investment Shares a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. The Plan provides that the Investment Shares of a Fund may incur certain expenses which may not exceed a maximum amount equal to 0.25% (on an annualized basis) of the average daily net asset value of the Investment Shares.

         The services under the Plan may include assistance in advertising and marketing of Investment Shares, aggregating and processing purchase, exchange and redemption requests for Investment Shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting with respect to Investment Shares.

         As required by Rule 12b-1, the Plan and the related Distribution and Servicing Agreements have been approved, and are subject to annual approval, by a majority of the Trust's Board of Trustees, and by a majority of the Trustees who are not "interested" persons of the Trust (as defined by the 1940 Act) and who have no direct or indirect interest in the operation of the Plan and the agreements related thereto ("Independent Trustees"), by a vote cast in person at a meeting called for the purpose of voting on the Plan and related agreements.

         Currently, Investment Shares of the Limited Term Tax-Free Fund bear a fee pursuant to the Plan at an annual rate of 0.15% of such Fund's average Investment class net assets and Investment Shares of the Intermediate Tax-Free Fund bear a fee pursuant to the Plan at an annual rate of 0.25% of such Fund's average Investment class net assets.


         THE CUSTODIAN. Bankers Trust Company, 16 Wall Street, 4th Floor, New York, New York 10005, serves as custodian of the assets of both the Transferor Fund and the Surviving Fund. The Trust has entered into a Custody Agreement with The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10286, pursuant to which The Bank of New York is expected to become custodian of the assets of both the Transferor Fund and the Surviving Fund prior to April 15, 1999.


         PURCHASE AND REDEMPTION PROCEDURES; EXCHANGE PROCEDURES; DIVIDENDS, DISTRIBUTIONS AND PRICING. The procedures for purchasing, redeeming and exchanging Investment Shares and Institutional Shares of the Transferor Fund are the same as those of the Surviving Fund. Additionally, dividends are declared and paid monthly for both the Transferor Fund and the Surviving Fund, and net investment income and long-term capital gains (if any) for the Funds are distributed at least annually. The net asset value per share of each Fund is determined as of the close of regular trading hours on the New York Stock Exchange. The procedures for valuing the assets of the Transferor Fund are the same as for those of the Surviving Fund.

         Additional information concerning each Fund's purchase, redemption, exchange, dividends and distributions and pricing procedures is contained in the Funds' Prospectus.

         VOTING INFORMATION. This Combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Trust's Board of Trustees in connection with a Special Meeting of Shareholders to be held on March 24, 1999 in the Board Room at BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 at 9:00 a.m. Eastern Time. Only shareholders of record at the close of business on January 31, 1999 will be entitled to notice of and to vote at the Meeting or any adjournment thereof. Each share or fraction of a share is entitled to one vote or a fractional vote, respectively. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. In addition, as of January 31, 1999, Old Kent and its affiliates held investment and/or voting power with respect to a majority of the Transferor Fund's outstanding shares on behalf of their customers. The Trust has been advised by Old Kent that Old Kent and its affiliates intend to exercise their discretion to vote all shares over which they have voting power in a manner consistent with their fiduciary responsibilities. Old Kent and its affiliates have also advised the Trust that they intend to vote the shares over which they have voting power in favor of each proposal. If Old Kent and its affiliates cast their votes in favor of each proposal, the proposals will be approved by a majority of the outstanding shares of the Transferor Fund. For additional information, including a description of the shareholder vote required for approval of the Plan of Reorganization and related transactions contemplated thereby, see "INFORMATION RELATING TO VOTING MATTERS."


         RISK FACTORS. Because of the similarities of the investment objectives and policies of the Transferor Fund and the Surviving Fund, Lyon Street believes that an investment in the Surviving Fund involves risks that are similar to those of the Transferor Fund. However, bonds with shorter maturities, such as those held by the Transferor Fund, tend to be less affected by interest rate changes than bonds with longer maturities, such as those held by the Surviving Fund. Consequently, the net asset value per share of the Surviving Fund may be more volatile than the net asset value per share of the Transferor Fund. The prices of bonds and other debt instruments generally fluctuate inversely with interest rate changes.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

         The terms and conditions under which the reorganization may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a copy of which is attached as Appendix A to this Combined Proxy Statement/Prospectus.

         DESCRIPTION OF THE PLAN OF REORGANIZATION. The Plan of Reorganization provides that at the Effective Time of the Reorganization, all of the Assets of the Transferor Fund will be transferred to the Surviving Fund, so that at and after the Effective Time of the Reorganization, the Assets (and liabilities) of the Transferor Fund will become and be the assets (and liabilities) of the Surviving Fund. In exchange for the transfer of the Assets, the Surviving Fund will assume all of the liabilities of the Transferor Fund and issue to the Transferor Fund full and fractional Corresponding Shares of the Surviving Fund. The number of Corresponding Shares of the Surviving Fund so issued will have an aggregate net asset value equal to the aggregate net asset value of the Investment and Institutional Shares of the Transferor Fund that are outstanding immediately prior to the Effective Time of the Reorganization. The Transferor Fund will then make a liquidating distribution of such shares to its shareholders. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the Transferor Fund will attach to the Surviving Fund and may thereafter be enforced against the Surviving Fund to the same extent as if they had been incurred by it.

         The Plan of Reorganization provides that the Board of Trustees of the Trust will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to the shareholders of the Transferor Fund all undistributed ordinary income earned and net capital gains realized up to and including the Effective Time of the Reorganization.

         The stock transfer books of the Trust for the Transferor Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization. Redemption requests received thereafter by the Trust with respect to the Transferor Fund will be deemed to be redemption requests for the Surviving Fund. If any Transferor Fund shares held by a Transferor Fund shareholder are represented by a share certificate, the certificate must be surrendered to the Company's transfer agent for cancellation before the Surviving Fund shares issued to the shareholder in the reorganization will be redeemed.

         The reorganization is subject to a number of conditions, including approval of the Plan of Reorganization and the transactions contemplated therein by the shareholders of the Transferor Fund, and the receipt of certain legal opinions described in the Plan of Reorganization including a legal opinion of Drinker Biddle & Reath LLP that the Corresponding Shares of the Surviving Fund issued to shareholders of the Transferor Fund in accordance with the terms of the Plan of Reorganization will be validly issued, fully paid and nonassessable. The Trust, by consent of its Board of Trustees, may waive any condition to the obligations of the Transferor Fund or Surviving Fund under the Plan of Reorganization if, in its judgment, such waiver will not have a material adverse affect on the interests of the shareholders of the Transferor Fund or the Surviving Fund.

         The expenses incurred in connection with the reorganization will be borne by the Transferor Fund.


         Assuming satisfaction of the conditions in the Plan of Reorganization, the Effective Time of the Reorganization will be on March 30, 1999, or such other date as is scheduled by the Trust.


         The Plan of Reorganization and the reorganization described therein may be abandoned at any time for any reason prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Trustees of the Trust. The Plan of Reorganization provides further that at any time prior to or (to the fullest extent permitted by law) after approval of the Plan of Reorganization by the shareholders of the Transferor Fund the Trust may, upon authorization by its Board of Trustees, and with or without the approval of the shareholders, amend any of the provisions of the Plan of Reorganization.

         BOARD CONSIDERATION. The Board of Trustees of the Trust considered the proposed reorganization at a meeting held on November 19, 1998. In considering the Plan of Reorganization, the Board of Trustees considered the terms of the Plan of Reorganization; a comparison of the Transferor Fund's expense ratios with those of the Surviving Fund; the recommendation of Lyon Street in favor of the proposed reorganization; the fact that the proposed reorganization would be conducted on a tax-free basis; and the fact that the interests of shareholders would not be diluted as a result of the reorganization. In connection with its approval of the Plan of Reorganization, the Trustees noted that the investment objectives and investment limitations of the Transferor Fund were identical to those of the Surviving Fund, although the dollar-weighted average maturity of the Surviving Fund is longer. The Board considered that after taking into account current fee waivers, the ratio of expenses to average net assets for the Investment Shares of the Transferor Fund was lower than the ratio of expenses to average net assets for the Investment Shares of the Surviving Fund. The Board noted, however, that absent current fee waivers, the ratio of expenses to average net assets for the Investment Shares of the Transferor Fund was higher than the ratio of expenses to average net assets for the Investment Shares of the Surviving Fund. In addition, the relatively small asset base of the Transferor Fund made its continued viability questionable, and merging the Transferor Fund into the Surviving Fund on a tax-free basis presented substantial capital gains tax savings compared to simply liquidating the Transferor Fund. Similarly, the Board noted that the costs to be borne by the Transferor Fund associated with merging it into the Surviving Fund would be more than offset by such tax savings.

         Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of Trustees unanimously determined that (i) the proposed reorganization was in the best interests of the Transferor Fund and the Surviving Fund, (ii) that the interests of existing shareholders of the Funds will not be diluted as a result of the transaction, and recommended the approval of the Plan of Reorganization by shareholders of the Transferor Fund at the Meeting. The Plan of Reorganization in the form attached hereto as Appendix A was approved by the Board of Trustees on November 19, 1998.

         CAPITALIZATION. Because the Transferor Fund will be combined with the Surviving Fund in the reorganization, the total capitalization of the Surviving Fund after the reorganization is expected to be greater than the current capitalization of the Transferor Fund. The following table sets forth as of November 30, 1998 (i) the capitalization of the Transferor Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the proposed reorganization of the Transferor Fund. There is, of course, no assurance that the reorganization will be consummated. Moreover, if consummated, the capitalization of each Fund is likely to be different at the Effective Time of the Reorganization as a result of daily share purchase and redemption activity in the Funds.

                                                                                                 PRO FORMA
                                        LIMITED TERM             INTERMEDIATE                 INTERMEDIATE
                                        TAX-FREE FUND           TAX-FREE FUND                TAX-FREE FUND
                                        -------------           -------------                -------------

Total Net Assets:
     Investment Shares                        $382,283                $4,011,594                 $4,393,877
     Institutional Shares                  $32,782,749              $297,975,519               $330,758,268

Shares Outstanding:
     Investment Shares                      37,153.550               371,040.835                406,404.644
     Institutional Shares                3,198,189.503            27,559,695.315             30,592,327.007

Net Asset Value Per Shares:
     Investment Shares                          $10.29                    $10.81                     $10.81
     Institutional Shares                       $10.25                    $10.81                     $10.81


         FEDERAL INCOME TAX CONSEQUENCES. Drinker Biddle & Reath LLP has rendered an opinion in connection with the transaction. The opinion, which is subject to appropriate factual assumptions, is to the effect that for federal income tax purposes: (i) the transfer of all of the Assets of the Transferor Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the liquidating distributions to shareholders of the Transferor Fund of the shares of the Surviving Fund so received, as described in the Plan of Reorganization, will constitute a reorganization within the meaning of Section 368(a)(1)(C) or
Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended, (the "Code") and the Transferor Fund and the Surviving Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Transferor Fund as a result of such transactions; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transactions; (iv) no gain or loss will be recognized by the shareholders of the Transferor Fund on the distribution to them by the Trust of the Corresponding Shares of the Surviving Fund in exchange for their Investment Shares or Institutional Shares of the Transferor Fund; (v) the basis of the Corresponding Shares received by a shareholder of the Transferor Fund will be the same as the basis of the shareholder's Investment Shares or Institutional Shares of the Transferor Fund immediately prior to the reorganization; (vi) the basis of the Surviving Fund in the Assets of the Transferor Fund received pursuant to the reorganization will be the same as the basis of the Assets in the hands of the Transferor Fund immediately before the reorganization; (vii) a shareholder's holding period for the Corresponding Shares will be determined by including the period for which the shareholder held the Investment Shares or Institutional Shares of the Transferor Fund exchanged therefor, provided that the shareholder held such Transferor Fund's Investment Shares or Institutional Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the Assets of the Transferor Fund received in the reorganization will include the period for which such Assets were held by the Transferor Fund.


         The Trust has not sought a tax ruling from the Internal Revenue Service ("IRS"). The tax opinion described in the preceding paragraph will not be binding on the IRS and will not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

                             COMPARISON OF THE FUNDS

         INVESTMENT OBJECTIVES AND POLICIES. The investment objective of both the Transferor Fund and the Surviving Fund is to seek current income exempt from federal income tax, while preserving capital. This investment objective is non-fundamental. The principal distinction between investment policies of the Transferor Fund and the Surviving Fund is the maturity range of obligations held by the Funds. The Transferor Fund maintains a dollar-weighted average portfolio maturity between one and three years. In addition, no obligation held by the Transferor Fund has a remaining maturity of more than ten years. The Surviving Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Transferor Fund and the Surviving Fund have identical investment limitations and invest in the same types of securities.

         Each Fund intends to invest at least 80% of its net assets in federally tax-exempt obligations, except during periods of unusual market conditions. This policy is a fundamental policy which cannot be changed by a Fund without the approval of its shareholders. In calculating the 80% limitation, a security whose interest is treated as a specific tax preference item under the federal alternative minimum tax is considered taxable. Federally tax-exempt obligations consist of municipal bonds, notes and commercial paper issued by states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of counsel to the issuer of such obligations, exempt from federal income taxes.

         The Funds will principally invest in municipal bonds which are issued by state or local governments typically for general funding purposes or to finance specific projects. General obligation securities are backed by the full faith, credit and taxing power of the municipality. Revenue securities are backed only by the revenues from a particular facility or facilities or other specific revenue sources. Private activity bonds, which are revenue securities issued by industrial development authorities, are issued to finance privately owned facilities and are backed by private entities. The credit quality of private activity bonds is usually related to the creditworthiness of the private entity using the facility involved. Moral obligation securities, which are typically issued by special purpose public authorities, are backed by a reserve fund which the issuer may draw on if it is unable to pay its debt service obligations, but the issuer and the state or municipality which created the issuer have no legal obligation to restore the reserve fund.

         The amount of information regarding the financial condition of issuers of municipal obligations may be less extensive than the information for public corporations, and the secondary market for municipal obligations may be less liquid than that for taxable obligations. Accordingly, the ability of a Fund to buy and sell municipal obligations may, at any particular time and with respect to any particular securities, be limited. In addition, municipal obligations purchased by the Funds include obligations backed by letters of credit and other forms of credit enhancement issued by domestic and foreign banks, as well as other financial institutions and corporations. Adverse changes in the credit quality of these institutions could cause loss to a Fund and affect its share price.

         Municipal obligations purchased by the Funds will be rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") (for example, BBB or higher by Standard & Poor's Ratings Services ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, will be deemed to be of comparable quality by Lyon Street. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. See Appendix A to the Funds' Statement of Additional Information for a description of applicable S&P, Moody's and other NRSRO ratings.

        FUNDAMENTAL INVESTMENT LIMITATIONS. The Funds have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a "majority" of that Fund's outstanding shares. Some of these limitations are summarized below. A complete list of the fundamental investment limitations for the Funds is contained in the Funds' Statement of Additional Information.

1. With respect to 75% of each Fund's total assets, a Fund cannot invest more than 5% of its total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, a Fund cannot invest more than 25% of its total assets in a single industry.

2. Each Fund may only borrow money for temporary or emergency purposes, and such borrowing is limited to an amount not greater than one-third of the Fund's net assets, provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings will be repaid before additional investments are made.

         OTHER INFORMATION. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' adviser, administrator, distributor, transfer agent and custodian. Currently, the Trust has fifteen portfolios, each of which offers two classes of shares: Investment Shares and Institutional Shares. The Trust has also created an additional portfolio that will offer one class of shares and that is expected to commence operations in March 1999.

         Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Board of Trustees. The Declaration of Trust authorizes the issuance of an unlimited number of shares with beneficial interest in one or more separate series, and the creation of one or more classes of shares within each series. The Trust's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and vote in the aggregate and not by class or series, except as otherwise expressly required by law.

         The foregoing is only a summary of certain material attributes of the Funds and their shares. Shareholders may obtain copies of the Trust's Restatement of Declaration of Trust upon written request at the address shown on the cover page of this Combined Proxy Statement/Prospectus.

                     INFORMATION RELATING TO VOTING MATTERS

         GENERAL INFORMATION. This Combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. The Trust's officers and service contractors may also solicit proxies by telephone, telegraph or personal interview. The cost of such solicitation will be borne by the Transferor Fund.


         Only shareholders of record at the close of business on January 31, 1999 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted 38,384.668 Investment Shares and 3,119,242.167 Institutional Shares of the Transferor Fund.


         If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

         SHAREHOLDER AND BOARD APPROVAL. The Plan of Reorganization and the transactions contemplated therein are being submitted for approval at the Meeting by the holders of a majority of the outstanding shares of the Transferor Fund in accordance with the terms of the Plan. The term "majority of the outstanding shares" as used herein means more than 50% of all the votes cast at a meeting at which a quorum is present. The vote of the shareholders of the Surviving Fund is not being solicited, because their approval or consent is not required for the reorganization.

         The approval of the Plan of Reorganization by the Board of Trustees is discussed above under "INFORMATION RELATING TO THE PROPOSED
REORGANIZATION--Board Consideration."


         As of January 31, 1999, Old Kent, the parent company of the Trust's investment adviser, and its affiliates held of record approximately 98% and 96% of the outstanding shares of the Transferor Fund and the Surviving Fund respectively, as agent or custodian for their customers. In addition, as of January 31, 1999, Old Kent and its affiliates held investment and/or voting power with respect to a majority of the outstanding shares of the Transferor Fund on behalf of their customers. The Trust has been advised by Old Kent that Old Kent and its affiliates intend to exercise their discretion to vote all shares over which they have voting power in a manner consistent with their fiduciary responsibilities. Old Kent and its affiliates have also advised the Trust that they intend to vote all shares over which they have voting power in favor of each proposal. If Old Kent and its affiliates cast their votes in favor of each proposal, the proposals will be approved by a majority of the outstanding shares of the Transferor Fund.

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to "control" such company. Under this definition, Old Kent and its affiliates may be deemed to be controlling persons of the Trust.


         At January 31, 1999, the name, address and share ownership of each person who owned beneficially and/or of record 5% or more of the outstanding shares of the Transferor Fund and the Surviving Fund are listed in the following table. The table also shows the percentage of the Surviving Fund that would be owned by these persons upon the consummation of the reorganization based on their holdings at that date.



                                                                                                            PERCENTAGE OF
                                                                                                          OWNERSHIP OF CLASS
                                                                              PERCENTAGE OF               OF THE SURVIVING
                                                                               OWNERSHIP OF                   FUND AFTER
             NAME AND ADDRESS                       FUND/CLASS                    CLASS                     REORGANIZATION
             ----------------                       ----------                  -----------                -----------------

          *  Trent & Co.                    Limited Term Tax-Free                99.48%                          9.78%
             Cash Account                   (Institutional Shares)
             Attn.: Kent Fund Trader
             4420 44th St., Ste. A
             Kentwood, MI  49512

          *  BHC Securities Inc.            Limited Term Tax-Free                78.81%                          7.06%
             Trade House Acct.              (Investment Shares)
             Attn.: Mutual Fund Dept.
             One Commerce Square
             2005 Market Street
             Philadelphia, PA  19103

         **  Rose M. Black                  Limited Term Tax-Free                 8.00%                           .71%
             Trustee, Rose M.               (Investment Shares)
             Black Trust
             1208 Baker Street
             Kalamazoo, MI  49512

         **  Bost & Co.                     Limited Term Tax-Free                 9.07%                           .80%
             P.O. Box 3198                  (Investment Shares)
             Pittsburgh, PA 15230

          *  Trent & Co.                    Intermediate Tax-Free                97.76%                         88.16%
             Attn.: Kent Fund Trader        (Institutional Shares)
             4420 44th St., Ste. A
             Kentwood, MI  49512

          *  BHC Securities Inc.            Intermediate Tax-Free                12.17%                         11.10%
             Trade House Acct.              (Investment Shares)
             Attn: Mutual Fund Dept.
             One Commerce Square
             2005 Market Street
             Philadelphia, PA 19103

          *  Northern Trust Co FBO          Intermediate Tax-Free                 6.71%                          6.12%
             Richard U Light Irrev S Tr     (Investment Shares)
             P.O. Box 92956
             Chicago, IL 60675

          *  Northern Trust Co FBO          Intermediate Tax-Free                 9.88%                          9.00%
             Christopher U Light Rev Tr     (Investment Shares)
             P.O. Box 92956
             Chicago, IL 60675

         **  Linkins & Co                   Intermediate Tax-Free                 9.21%                          8.40%
             P.O. Box 019688                (Investment Shares)
             Miami, FL 33101

          *  SEI Trust Company              Intermediate Tax-Free                19.96%                         18.19%
             One Freedom Valley Drive       (Investment Shares)
             Oaks, PA 19456



-----------
*    Shareholder of record for which beneficial ownership is presumed disclaimed.
**   Shareholder of record and presumed beneficial owner.


         At the record date for the Meeting, the Trustees and officers of the Trust as a group owned beneficially less than 1% of the outstanding shares of the Transferor Fund and the Surviving Fund.

         QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Plan of Reorganization are not received, the persons named as proxies, or their substitutes, may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies FOR adjournment. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Plan of Reorganization in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted with respect to the Transferor Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Fund entitled to vote at the Meeting. Shares represented by broker non-votes are treated as being present at the meeting for purposes of determining a quorum. A vote cast does not include an abstention or the failure to vote for or against a proposal. Therefore, for purposes of determining the affirmative vote of a "majority of the outstanding shares," an abstention or the failure to vote, including a broker non-vote, will be the equivalent of voting against approval of the Plan of Reorganization.

         ANNUAL MEETINGS. The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a member of the Board of Trustees upon written request of shareholders owning at least 25% of the outstanding shares of the Trust entitled to vote.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

         Information about the Transferor Fund and the Surviving Fund is included in the Prospectus dated May 1, 1998 (as supplemented) which is incorporated by reference herein. Additional information about the Transferor Fund and the Surviving Fund is included in the Statement of Additional Information dated May 1, 1998 (as supplemented), which has been filed with the SEC and is incorporated by reference herein. Copies of the Prospectus and the Statement of Additional Information may be obtained without charge by calling the Trust at 1-800-633-KENT (5368). The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the SEC. These materials can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                              FINANCIAL HIGHLIGHTS

         The tables set forth below present financial information for the Investment Shares and Institutional Shares of the Transferor Fund and the Surviving Fund. This information is derived from the Trust's unaudited financial statements presented in the Semi-Annual Report for the period ended June 30, 1998, and should be read in conjunction with the unaudited financial statements and related notes, which are included in the Statement of Additional Information related to this Combined Proxy Statement/Prospectus. Financial highlights for the Transferor

Fund and the Surviving Fund for prior periods are contained in the Prospectus dated May 1, 1998 (as supplemented), and financial statements for the Transferor Fund and the Surviving Fund for the prior periods are contained in the Trust's Annual Report to Shareholders and are incorporated by reference into the Transferor Funds' and the Surviving Fund's Statement of Additional Information dated May 1, 1998 (as supplemented), 1999, which Prospectus and Statement of Additional Information are incorporated herein by reference. Additional information about the Funds' performance is included in Appendix B attached hereto.

                           LIMITED TERM TAX-FREE FUND
                 (for a share outstanding throughout the period)

                                Investment Shares
                                -----------------

                                                                               For the Six-Month
                                                                          Period ended June 30, 1998
                                                                                  (unaudited)
                                                                          --------------------------

            NET ASSET VALUE, BEGINNING OF PERIOD.............................       $10.23
           ----------------------------------------------------------------------- -----------------------
            Income (Loss) from Investment Operations:
            Net investment income............................................         0.19
            Net realized and unrealized gains (losses)
               on investments................................................        (0.02)
           ----------------------------------------------------------------------- -----------------------
            Total Income (Loss) from Investment Operations:..................         0.17
           ----------------------------------------------------------------------- -----------------------
            Less Dividends and Distributions from:
            Net investment income............................................        (0.19)
            In excess of net investment income...............................         --
            Net realized gains on investments................................         --
           ----------------------------------------------------------------------- -----------------------
            Total Dividends and Distributions:...............................        (0.19)
           ----------------------------------------------------------------------- -----------------------
            Net change in net asset value....................................        (0.02)
           ======================================================================= =======================
            NET ASSET VALUE, END OF PERIOD...................................       $10.21
           ======================================================================= =======================
            TOTAL RETURN (1).................................................         1.63%++
            RATIOS/SUPPLEMENTAL DATA:
            Net Assets, End of period (000's)................................         $292
            Ratios to average net assets:
               Ratio of expenses.............................................         0.90%+
               Ratio of net investment income ...............................         3.70%+
               Ratio of expenses*............................................         1.01%+
               Ratio of net investment income*...............................         3.59%+
            Portfolio turnover rate(2).......................................           24%


--------------------------------------------------------------------------------

+        Annualized.
++       Not Annualized.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.
(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                           LIMITED TERM TAX-FREE FUND
                 (for a share outstanding throughout the period)

                              Institutional Shares
                              --------------------


                                                                       For the Six-Month
                                                                    Period ended June 30, 1998
                                                                           (unaudited)
                                                                    --------------------------
           NET ASSET VALUE, BEGINNING OF PERIOD........................       $10.19
           ------------------------------------------------------------------ --------------------
           Income (Loss) from Investment Operations:
           Net investment income.......................................         0.19
           Net realized and unrealized gains (losses)
              on investments...........................................        (0.02)
           ------------------------------------------------------------------ --------------------
           Total Income (Loss) from Investment Operations:................      0.17
           ------------------------------------------------------------------ --------------------
           Less Dividends and Distributions from:
           Net investment income.......................................        (0.19)
           In excess of net investment income..........................         --
           Net realized gains on investments...........................         --
           ------------------------------------------------------------------ --------------------
           Total Dividends and Distributions:..........................        (0.19)
           ------------------------------------------------------------------ --------------------
           Net change in net asset value...............................        (0.02)
           ------------------------------------------------------------------ --------------------
           NET ASSET VALUE, END OF PERIOD..............................       $10.17
           ================================================================== ====================
           TOTAL RETURN................................................         1.72%++
           RATIOS/SUPPLEMENTAL DATA:
           Net Assets, End of period (000's)...........................      $37,205
           Ratios to average net assets:
              Ratio of expenses .......................................         0.75%+
              Ratio of net investment income ..........................         3.85%+
              Ratio of expenses*.......................................         0.76%+
              Ratio of net investment income*..........................         3.84%+
           Portfolio turnover rate(1)..................................           24%

--------------------------------------------------------------------------------

+        Annualized.
++       Not Annualized.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                           INTERMEDIATE TAX-FREE FUND
                 (for a share outstanding throughout the period)

                                Investment Shares
                                -----------------

                                                                                        For the Six-Month Period
                                                                                           Ended June 30, 1998
                                                                                               (unaudited)
                                                                                        ------------------------
           NET ASSET VALUE, BEGINNING OF PERIOD........................                            $10.68
           ----------------------------------------------------------------- ---------------------------------------------------
           Income(Loss) from Investment Operations:
           Net investment income.......................................                              0.21
           Net realized and unrealized gains (losses)
              on investments...........................................                             (0.02)
           ----------------------------------------------------------------- ---------------------------------------------------
           Total Income (Loss) from Investment Operations:...............                            0.19
           ----------------------------------------------------------------- ---------------------------------------------------
           Less Dividends and Distributions from:
           Net investment income.......................................                             (0.21)
           In excess of net investment income..........................                               --
           Net realized gains on investments...........................                               --
           ----------------------------------------------------------------- ---------------------------------------------------
           Total Dividends and Distributions:..........................                             (0.21)
           ----------------------------------------------------------------- ---------------------------------------------------
           Net change in net asset value...............................                             (0.02)
           ----------------------------------------------------------------- ---------------------------------------------------
           NET ASSET VALUE, END OF PERIOD..............................                            $10.66
           ================================================================= ===================================================
           TOTAL RETURN(1).............................................                              1.80%++
           RATIOS/SUPPLEMENTAL DATA:
           Net Assets, End of period (000's)...........................                            $3,770
           Ratios to average net assets:
              Ratio of expenses .......................................                              0.98%+
              Ratio of net investment income ..........................                              4.03%+
              Ratio of expenses*.......................................                              0.99%+
              Ratio of net investment income*..........................                              4.02%+
           Portfolio turnover rate(2)..................................                                12%

--------------------------------------------------------------------------------

+        Annualized.
++       Not Annualized.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) Calculation does not include sales charge that was previously applicable for Investment Shares. Such sales charge was discontinued as of May 1, 1997.
(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                           INTERMEDIATE TAX-FREE FUND
                 (for a share outstanding throughout the period)

                              Institutional Shares
                              --------------------


                                                                                     For the Six-Month Period
                                                                                          Ended June 30, 1998
                                                                                               (unaudited)
                                                                                     ------------------------
           NET ASSET VALUE, BEGINNING OF PERIOD......................                            $10.68
           ------------------------------------------------------------- ---------------------------------------------------
           Income (Loss) from Investment Operations:
           Net investment income.....................................                              0.23
           Net realized and unrealized gains (losses)
              on investments.........................................                             (0.02)
           ------------------------------------------------------------- ---------------------------------------------------
           Total Income (Loss) from Investment Operations:                                         0.21
           ------------------------------------------------------------- ---------------------------------------------------
           Less Dividends and Distributions from:
           Net investment income.....................................                             (0.23)
           In excess of net investment income........................                               --
           Net realized gains on investments.........................                               --
           ------------------------------------------------------------- ---------------------------------------------------
           Total Dividends and Distributions:........................                             (0.23)
           ------------------------------------------------------------- ---------------------------------------------------
           Net change in net asset value.............................                             (0.02)
           ------------------------------------------------------------- ---------------------------------------------------
           NET ASSET VALUE, END OF PERIOD............................                            $10.66
           ============================================================= ===================================================
           TOTAL RETURN..............................................                              1.84%++
           RATIOS/SUPPLEMENTAL DATA:
           Net Assets, End of period (000's).........................                          $284,980
           Ratios to average net assets:.............................
              Ratio of expenses .....................................                              0.73%+
              Ratio of net investment income ........................                              4.28%+
              Ratio of expenses*.....................................                              0.74%+
              Ratio of net investment income*........................                              4.27%+
           Portfolio turnover rate(1)................................                                12%

--------------------------------------------------------------------------------

+        Annualized.
++       Not Annualized.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                              FINANCIAL STATEMENTS


         The audited financial statements and condensed financial information for the Transferor Fund and the Surviving Fund for the annual period ended December 31, 1997 are included in or incorporated by reference into the Funds' Prospectus dated May 1, 1998 (as supplemented) and the Statement of Additional Information dated May 1, 1998 (as supplemented). Such audited financial statements and condensed financial information have been incorporated herein in reliance on the report of KPMG LLP, independent auditors, given on the authority of that firm as experts in accounting and auditing. The unaudited financial statements and condensed financial information for the Transferor Fund and the Surviving Fund for the semi-annual period ended June 30, 1998, are included in the Trust's Semi-Annual Report to Shareholders dated June 30, 1998 and the Statement of Additional Information related to the Combined Proxy Statement/Prospectus.


                                 OTHER BUSINESS

         The Trust's Board of Trustees knows of no other business to be brought before the Meeting with respect to the Transferor Fund. However, if any other matters come before the Meeting, it is the intention of the Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

         The Trust is not involved in any litigation that would have any material adverse financial effect upon the funds.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the Trust in writing at the address on the cover page of this Combined Proxy Statement/Prospectus or by telephoning 1-800-633-KENT (5368).

                                      * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

                             PLAN OF REORGANIZATION


         This PLAN OF REORGANIZATION (the "Plan") is dated as of the 19th day of November, 1998, and has been adopted by the Board of Trustees of The Kent Funds (the "Trust") to provide for the reorganization of The Kent Limited Term Tax-Free Fund (the "Transferor Fund") into The Kent Intermediate Tax-Free Fund (the "Surviving Fund").

A.       BACKGROUND

         The Transferor Fund and the Surviving Fund (individually, a "Fund" and collectively, the "Funds") are separate investment portfolios of the Trust. The Trust is organized as a Massachusetts business trust and is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Board of Trustees of the Trust has determined that it is in the best interests of the Transferor Fund and its shareholders to be reorganized through the transfer of all of the Transferor Fund's assets and liabilities to the Surviving Fund upon the terms set forth in this Plan (the "Reorganization").

B.       THE REORGANIZATION

         1. At the Effective Time of the Reorganization (as defined below in Section 5 of this Article B), all property of every description, and all interests, rights, privileges and powers of the Transferor Fund, subject to all liabilities of the Transferor Fund, whether accrued, absolute, contingent or otherwise (such assets subject to such liabilities are herein referred to as the "Assets") will be transferred and conveyed by the Transferor Fund to the Surviving Fund and will be assumed by the Surviving Fund, such that at and after the Effective Time of the Reorganization, the Assets of the Transferor Fund will become and be the Assets of the Surviving Fund. In exchange for the transfer of the Assets of the Transferor Fund, the Surviving Fund will contemporaneously issue to the Transferor Fund full and fractional Investment and Institutional shares of the Surviving Fund (as contemplated by Section 3 of this Article B) having an aggregate net asset value equal to the value of the Assets of the Transferor Fund. For purposes of effecting such exchange, the value of the Assets of the Transferor Fund and the net asset value of the shares of the Surviving Fund shall be determined as of 4:00 p.m., Eastern time, on March 29, 1999, or at such other time as may be determined by the Board of Trustees or an authorized officer of the Trust. Such values shall be computed in the manner set forth in the Funds' then current prospectus under the Securities Act of 1933, as amended. At and after the Effective Time of the Reorganization, all debts, liabilities, obligations and duties of the Transferor Fund will attach to the Surviving Fund as aforesaid and may thenceforth be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund.


         2. Prior to the Effective Time of the Reorganization, the Transferor Fund shall declare a dividend, with a record date and ex-dividend date prior to the Effective Time of the

Reorganization, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of the Transferor Fund's net investment income, if any, for the taxable periods or years ended on or before December 31, 1998 and for the period from said date to and including the Effective Time of the Reorganization, and all of the Transferor Fund's net capital gain, if any, realized in the taxable periods or years ended on or before December 31, 1998 and in the period from said date to and including the Effective Time of the Reorganization.


         3. At the Effective Time of the Reorganization, the Transferor Fund will make a liquidating distribution to its shareholders of full and fractional shares of the Surviving Fund, such that (a) the shares of the Surviving Fund that are distributed to a shareholder of the Transferor Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Transferor Fund held by such shareholder immediately prior to the Effective Time of the Reorganization, and (b) the class of shares of the Surviving Fund that are distributed to a shareholder of the Transferor Fund will be the same as the class of shares of the Transferor Fund held by such shareholder immediately prior to the Effective Time of the Reorganization. In addition, each shareholder of the Transferor Fund will have the right to receive any unpaid dividends or other distributions that were declared before the Effective Time of the Reorganization with respect to the shares of the Transferor Fund held by such shareholder immediately prior to the Effective Time of the Reorganization.


         4. The stock transfer books of the Trust with respect to the Transferor Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time of the Reorganization. Redemption requests received thereafter by the Trust with respect to the Transferor Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to this Plan. If any shares of the Transferor Fund are represented by a share certificate, the certificate must be surrendered to the Trust's transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed.


         5. The Effective Time of the Reorganization for purposes of this Agreement shall be the opening of business on March 30, 1999, or at such other time as may be determined by the Board of Trustees or an authorized officer of the Trust.


C.       ACTIONS BY SHAREHOLDERS OF THE TRANSFEROR FUND

         Prior to the Effective Time of the Reorganization and as a condition thereto, the Board of Trustees of the Trust will call, and the Trust will hold, a meeting of the shareholders of the Transferor Fund to consider and vote upon:

         1. Approval of this Plan and the transactions contemplated hereby.


         2. Such other matters as may be determined by the Board of Trustees of the Trust.

D.       CONDITIONS TO THE REORGANIZATION

         Consummation of this Plan will be subject to:

         1. The approval of the matters referred to in Article C of this Plan by the shareholders of the Transferor Fund in the manner required by law and otherwise deemed necessary or advisable by the Board of Trustees of the Trust; and

         2. The following additional conditions:

                  a. The Trust will have received an opinion of Drinker Biddle & Reath LLP to the effect that:

                           (i) the shares of the Surviving Fund issued pursuant
to this Plan will, when issued in accordance with the provisions hereof, be legally issued, fully paid and non-assessable; and

                           (ii) for federal income tax purposes: (i) the
acquisition of the assets and assumption of the liabilities of the Transferor Fund by the Surviving Fund in return for Investment and Institutional shares of the Surviving Fund followed by the distribution of such shares to the shareholders of the Transferor Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Code and the Surviving Fund and the Transferor Fund will be "a party to the reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Transferor Fund upon the transfer of its assets and liabilities to the Surviving Fund; (iii) no gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Transferor Fund in exchange for Investment and Institutional shares of the Surviving Fund and the assumption by the Surviving Fund of the liabilities of the Transferor Fund; (iv) no gain or loss will be recognized by the shareholders of the Transferor Fund upon the receipt of the Investment and Institutional shares of the Surviving Fund in exchange for their Investment and Institutional shares in the Transferor Fund; (v) the basis of the Investment and Institutional shares of the Surviving Fund received by the shareholders of the Transferor Fund will be the same as the basis of the Investment and Institutional shares of the Transferor Fund exchanged therefor; (vi) the tax basis of the assets of the Transferor Fund in the hands of the Surviving Fund will be the same as the tax basis of such assets in the hands of the Transferor Fund immediately prior to the transfer; (vii) the holding period of the Investment and Institutional shares of the Surviving Fund received by the shareholders of the Transferor Fund will include the holding period of the Investment and Institutional shares of the Transferor Fund exchanged therefor, provided that at the time of the exchange the Investment and Institutional shares of the Transferor Fund were held as capital assets; and
(viii) the holding period of the Surviving Fund for the assets of the Transfer Fund transferred to it will include the period during which such assets were held by the Transferor Fund.

                  b. All necessary approvals, registrations and exemptions required under federal and state laws will have been obtained.

E.       MISCELLANEOUS

         1. This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.


         2. This Plan and the transactions contemplated hereby may be abandoned at any time for any reason prior to the Effective Time of the Reorganization upon the vote of a majority of the Board of Trustees of the Trust.


         3. At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Transferor Fund, the Trust may, upon authorization by the Board of Trustees and with or without the approval of shareholders of the Transferor Fund, amend any of the provisions of this Plan.


         4. Notwithstanding Section 1 of Article B, unamortized organizational expenses of the Transferor Fund shall not be transferred or assumed hereunder. The Trust has been advised that such expenses will be paid to the Transferor Fund by one or more third parties and will be eliminated from the balance sheet of the Transferor Fund prior to the Effective Time of the Reorganization.


         5. The Trust, by consent of its Board of Trustees, or an officer authorized by such Board of Trustees, may waive any condition to the obligations of the Transferor Fund or the Surviving Fund hereunder if, in its or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Transferor Fund or the shareholders of the Surviving Fund.

                                   APPENDIX B


THE KENT LIMITED TERM TAX-FREE FUND
BY MICHAEL J. MARTIN
PORTFOLIO MANAGER

         Municipal bond yields generally rose during the early months of 1997 due to stronger than expected economic growth and investor concerns about the possibility of higher inflation. In March, the Federal Reserve increased short-term interest rates in an effort to address concerns. Yields generally declined during the remainder of the year, reflecting a slower pace of economic activity and continued low inflation readings, as well as concerns that the economic and financial market turmoil in Asia would slow our economy during 1998. Yields on three-year AAA-rated generally obligation municipal securities began the year at 4.20%, rose to a peak of 4.60% in April and finished the period at 3.95%.

         Early in the year, we reduced the Fund's average maturity target range from between one and one-half to five years to between one and three years. The Fund's Institutional and Investment Shares posted total returns of 4.78% and 4.61%, respectively, for the 12 months through December 31, 1997. That compares to a total return of 4.62% for the Lehman Brothers One-Year General Obligation Municipal Bond Index and 5.41% for the Lehman Brothers Three-Year General Obligation Municipal Bond.

TAKING ADVANTAGE OF FALLING YIELDS

         The Fund's average maturity began the period at 3.84 years. The average maturity fell to 3.0 years when we reduced the Fund's maturity target range. However, the maturity of the Fund's portfolio remained near the high end of its new target range, ending the period at 2.87 years. That strategy benefited the Fund's performance as yields declined from their April peak.

--------------------------------------------------------------------------------
         THE KENT LIMITED TERM TAX-FREE FUND
         DISTRIBUTION OF NET ASSETS
         AS OF DECEMBER 31, 1997
         -----------------------------------

         Pacific 6.5%
         Mountain 12.3%
         South 20.6%                                          [PIE CHART]
         East 19.9%
         North Central 36.2%
         Other 4.5%


         Portfolio composition is subject to change.
--------------------------------------------------------------------------------

                  We maintained the Fund's AA credit quality. At the same time, we increased the Fund's yield by boosting its investment in securities that are subject to the federal alternative minimum tax.

         LOOKING AHEAD

                  We will continue to hold a portfolio with an average maturity near the long end of the Fund's target range, reflecting our view that yields could fall further in the coming months. We also will maintain the Fund's high credit quality. We will continue to look for any decline in municipal yields as an opportunity to purchase higher yielding securities for the Fund.

--------------------------------------------------------------------------------

         THE KENT LIMITED TERM TAX-FREE FUND
         TAX EQUIVALENT YIELDS+ AS OF DECEMBER 31, 1997
         ----------------------------------------------

                Tax Bracket        Institutional Class         Investment Class
--------------------------------------------------------------------------------
                   28.0%                5.01%                       4.81%
                   31.0%                5.23%                       5.01%
                   36.0%                5.64%                       5.41%
                   39.6%                5.98%                       5.73%

         + Based on a SEC 30-day yield on 12/31/97 of 3.61% for the Institutional Class and 3.46% for the Investment Class. SEC
                  30-day yield is computed based on net income during the 30-day period ended December 31, 1997. Yield calculations represent past performance and will fluctuate.

                  Certain fees were being waived. Had these waivers not been in effect, the 30-day SEC yields would have been 3.60% for Institutional Shares and 3.35% for Investment Shares.

--------------------------------------------------------------------------------

         THE KENT LIMITED TERM TAX-FREE FUND++
         AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1997
         ----------------------------------------------

                                               Institutional Class                 Investment Class
                                               (Inception: 9/1/94)               (Inception: 11/1/94)
         ---------------------------------------------------------------------------------------------
         One Year                                    4.78%                              4.61%
         Three Year                                  5.56%                              5.49%
         Life of Fund                                4.74%                              5.20%

         GROWTH OF $10,000 INVESTMENT COMPARISON
         WITH THE LEHMAN BROTHERS ONE-YEAR GENERAL OBLIGATION MUNICIPAL BOND
            INDEX
         AND THE LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATION MUNICIPAL BOND
            INDEX

$12,000               The Kent Limited Term Tax-Free Fund               $11,931     The Lehman Brothers One-Year
                      Institutional Class Shares                                    General Obligation
11,500                                                                  $11,762     Municipal Bond Index

11,000                         [GRAPH]                                  $11,672     The Lehman Brothers Three-Year
                                                                                    General Obligation Municipal
                                                                                    Bond Index

10,500


10,000


 9,500


             ----------------------------------------------------------
        9/1/94       12/31/94       12/31/95       12/31/96       12/31/97


$12,500               The Kent Limited Term Tax-Free Fund               $12,158
                      Investment Class Shares
12,000                                                                  $11,867

11,500                                                                  $11,742

11,000                         [GRAPH]

10,500

10,000

 9,500

             ----------------------------------------------------------
          11/1/94      12/31/94       12/31/95     12/31/96        12/31/97

++ The Fund's income may be subject to certain state and local taxes and depending on your tax status, the federal alternative minimum tax. Past performance is no guarantee of future performance. The investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Performance for each class will differ based on differences in expenses for each class of shares. Return figures and investment values are quoted after deducting all expenses.

         The Lehman Brothers One-Year General Obligation Municipal Bond Index and the Lehman Brothers Three-Year General Obligation Municipal Bond Index are unmanaged indices of debt instruments issued by municipalities. Total return is based on changes in net asset value, assuming reinvestment of all dividends and capital gains distributions. Certain fees were waived. Had these waivers not been in effect, total return would have been lower.

THE KENT INTERMEDIATE TAX-FREE FUND+
BY MICHAEL J. MARTIN
PORTFOLIO MANAGER

         Yields in the municipal market rose during the first quarter of 1997, before declining significantly over the remainder of the year. The rise in municipal yields early in the year resulted from an unexpectedly strong surge in economic growth and fears of higher inflation. The Federal Reserve raised short-term interest rates in March in response to the unexpectedly strong pace of economic growth. Yields generally declined during the spring as the pace of economic activity moderated and inflation concerns subsided. Municipal yields fell further later in the year as investors became concerned that the economic and financial market turmoil in Southeast Asia would further slow the U.S. economy during 1998.

         The yield on a ten-year AAA-rated general obligation municipal bond began the year at 4.80%, rose to a peak of 5.20% in mid-April and then declined to 4.35% by the end of 1997. The Fund's Institutional and Investment Shares posted total returns of 7.07% and 6.80%, respectively, for the 12 months ended December 31, 1997. That compares to a total return of 5.41% for the Lehman Brothers Three-Year General Obligation Municipal Bond Index and 6.49% for the Lehman Brothers Five-Year General Obligation Municipal Bond Index.

A CONSISTENT STRATEGY

         We maintained the Fund's average credit rating at AA during the period. The Fund's average maturity began the year at 7.8 years and rose slightly to 8.1 years in April as municipal bond prices declined and yields rose. From there, we allowed the Fund's average maturity to gradually decline along with municipal bond yields. The average maturity ended 1997 at 7.1 years. The shifts in average maturity were consistent with our strategy of increasing the Fund's average maturity to lock in higher income when yields are rising, and letting the Fund's average maturity decline as yields become less attractive.


--------------------------------------------------------------------------------
         THE KENT INTERMEDIATE TAX-FREE FUND
         DISTRIBUTION OF NET ASSETS
         AS OF DECEMBER 31, 1997
         ----------------------------------
         East 19.0%
         North Central 29.9%
         South 20.0%                                          [PIE CHART]
         Pacific 16.3%
         Mountain 4.8%
         Other 10.0%
--------------------------------------------------------------------------------


Portfolio composition is subject to change.

GOING FORWARD

         The Fund is well positioned to take advantage of any additional increases in municipal bond prices during 1998. Additionally, we will maintain the Fund's high credit quality to reduce the impact of any detrimental effects to the municipal bond market in the event concerns over the impact on the U.S. economy from the events in Southeast Asia become even more of an investor focus during 1998.

--------------------------------------------------------------------------------

         THE KENT INTERMEDIATE TAX-FREE FUND+
         TAX EQUIVALENT YIELDS+ AS OF DECEMBER 31, 1997
         ----------------------------------------------

                        Tax Bracket                    Institutional Class                      Investment Class
         ---------------------------------------------------------------------------------------------------------
                           28.0%                              5.19%                                  4.85%
                           31.0%                              5.42%                                  5.06%
                           36.0%                              5.84%                                  5.46%
                           39.6%                              6.19%                                  5.78%

--------------------------------------------------------------------------------
         + Based on a SEC 30-day yield on 12/31/97 of 3.74% for the Institutional Class and 3.49% for the Investment Class. SEC 30-day yield is computed based on net income during the 30-day period ended December 31, 1997. Yield calculations represent past performance and will fluctuate.

                  Certain fees were being waived. Had these waivers not been in effect, the 30-day SEC yields would have been 3.73% for Institutional Shares and 3.48% for Investment Shares.
--------------------------------------------------------------------------------

         THE KENT INTERMEDIATE TAX-FREE FUND++
         AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1997
         ----------------------------------------------

                                            Institutional Class                 Investment Class
                                           (Inception: 12/16/92)              (Inception: 12/18/92)
         -------------------------------------------------------------------------------------------

         One Year                                    7.07%                              6.80%
         Three Year                                  7.76%                              7.51%
         Five Years                                  5.62%                              5.47%
         Life of Fund                                5.69%                              5.50%

         GROWTH OF $10,000 INVESTMENT COMPARISON
         WITH THE LEHMAN BROTHERS THREE-YEAR GENERAL OBLIGATION MUNICIPAL BOND
              INDEX
         AND THE LEHMAN BROTHERS FIVE-YEAR GENERAL OBLIGATION MUNICIPAL BOND
              INDEX

$14,000               The Kent Intermediate Tax-Free Fund               $13,406     The Lehman Brothers Three-Year
                      Institutional Class Shares                                    General Obligation
 13,000                                                                 $13,222     Municipal Bond Index

 12,000                        [GRAPH]                                  $12,905     The Lehman Brothers Five-Year
                                                                                    General Obligation Municipal
                                                                                    Bond Index

 11,000


 10,000


  9,000


             ----------------------------------------------------------
     12/16/92  12/31/92  12/31/93  12/31/94  12/31/95  12/31/96  12/31/97

$14,000               The Kent Intermediate Tax-Free Fund               $13,406
                      Investment Class Shares
 13,000                                                                 $13,100

 12,000                                                                 $12,905

 11,000                        [GRAPH]

 10,000

  9,000

             ----------------------------------------------------------
 12/18/92  12/31/92  12/31/93  12/31/94  12/31/95  12/31/96  12/31/97

++ The Fund's income may be subject to certain state and local taxes and depending on your tax status, the federal alternative minimum tax. Past performance is no guarantee of future performance. The investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Performance for each class will differ based on differences in expenses for each class of shares. Return figures and investment values are quoted after deducting all expenses.

         The Lehman Brothers Three-Year General Obligation Municipal Bond Index and the Lehman Brothers Five-Year General Obligation Municipal Bond Index are unmanaged indices of debt instruments issued by municipalities. Total return is based on changes in net asset value, assuming reinvestment of all dividends and capital gains distributions. Certain fees were waived. Had these waivers not been in effect, total return would have been lower.

                                   KENT FUNDS
                                 P.O. BOX 182201
                            COLUMBUS, OHIO 43218-2201
                              1-800-633-KENT (5368)


                       STATEMENT OF ADDITIONAL INFORMATION

       (SPECIAL MEETING OF SHAREHOLDERS OF THE LIMITED TERM TAX-FREE FUND)


         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated March 4, 1999 (the "Combined Proxy Statement/Prospectus") for the Special Meeting of Shareholders of the Limited Term Tax-Free Fund (the "Transferor Fund"), an investment portfolio offered by the Kent Funds (the "Trust"), to be held on March 24, 1999. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-633-KENT (5368).


         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Further information about the Transferor Fund and the Intermediate Tax-Free Fund is contained in and incorporated by reference to said Funds' Statement of Additional Information dated May 1, 1998 (as supplemented).


         The date of this Statement of Additional Information is March 4, 1999.

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----

General Information......................................................1

Pro Forma Financial Information.......................................PF-1

Unaudited Financial Statements for the Six Months Ended June 30, 1998

Audited Financial Statements for the Fiscal Year Ended December 31, 1997

                               GENERAL INFORMATION

         The shareholders of the Transferor Fund are being asked to approve or disapprove the Plan of Reorganization dated November 19, 1998 and the transactions contemplated thereby. The Plan of Reorganization contemplates the transfer of all of the assets and liabilities of the Transferor Fund to the Intermediate Tax-Free Fund (the "Surviving Fund") in exchange for full and fractional shares of the Surviving Fund. Following the exchange, the Transferor Fund will make a liquidating distribution of the Surviving Fund's Investment and Institutional Shares to the holders of the Investment and Institutional Shares of the Transferor Fund, respectively, so that each holder of Investment and Institutional Shares of the Transferor Fund will hold, immediately after the effective time of the reorganization, full and fractional shares of the corresponding class of the Surviving Fund with the same aggregate net asset value as the shareholder had in the Transferor Fund immediately before the transaction.


         The Special Meeting of Shareholders of the Transferor Fund to consider the Plan of Reorganization and the related transactions will be held at 9:00 a.m. Eastern Time on March 24, 1999 in the Board Room at BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219. For further information about the transaction, see the Combined Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL INFORMATION

         The unaudited pro forma information set forth below for the period ended June 30, 1998 is intended to present ratios and supplemental data as if the merger of the Transferor Fund into the Surviving Fund (the "Funds") had been consummated at December 31, 1997. The unaudited pro forma information set forth below for the year ended December 31, 1997 is intended to present ratios and supplemental data as if the merger of the Transferor Fund into the Surviving Fund had been consummated at December 31, 1996. Each Fund offers two classes of shares, Investment Shares and Institutional Shares. Pro forma information is presented for both classes of shares.

         The Funds have the same investment adviser, administrator, fund accounting agent, transfer agent, distributor and custodian. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment advisory fees charged by the Funds' investment adviser. The Transferor Fund pays an advisory fee at the annual rate of 0.45% of its average daily net assets while the Surviving Fund pays an advisory fee at the annual rate of 0.50% of its average daily net assets. Consequently, on a pro forma basis for the six months ended June 30, 1998, the proposed reorganization would result in an increase of $9,457 in the advisory fees charged with respect to the assets of the Transferor Fund. Similarly, on a pro forma basis for the year ended December 31, 1997, the proposed reorganization would result in an increase of $18,637 in the advisory fees charged with respect to the assets of the Transferor Fund. However, the proposed reorganization would also result in a decrease in other operating expenses (including audit fees, fund accounting fees and transfer agency fees) of approximately $15,000 on a pro forma basis for the six months ended June 30, 1998 and $40,300 on a pro forma basis for the year ended December 31, 1997. These pro forma adjustments are reflected in the information presented below.

                          For the Six Months Ended June 30, 1998
                          --------------------------------------
                                        Limited                         Pro Forma
                                          Term          Intermediate   Intermediate
                                        Tax-Free          Tax-Free       Tax-Free
Institutional Shares                      Fund              Fund           Fund
--------------------                      ----              ----           ----
Net Assets, end of period (000's)        $37,205         $284,980         $322,191
Total Return(1)                             1.72%            1.84%            1.83%
Ratio of Expenses to
   Average Net Assets(2):
        After Fee Waivers                   0.75%            0.73%            0.73%
        Absent Fee Waivers                  0.76%            0.74%            0.74%
Ratio of Net Investment Income to
  Average Net Assets(2):
        After Fee Waivers                   3.85%            4.28%            4.23%
        Absent Fee Waivers                  3.84%            4.27%            4.22%

                                        Limited                         Pro Forma
                                          Term          Intermediate   Intermediate
                                        Tax-Free          Tax-Free       Tax-Free
Investment Shares                         Fund              Fund           Fund
-----------------                         ----              ----           ----
Net Assets, end of period (000's)        $   292         $  3,770         $  4,062
Total Return(1)                             1.63%            1.80%            1.78%
Ratio of Expenses to
   Average Net Assets(2):
        After Fee Waivers                   0.90%            0.98%            0.98%
        Absent Fee Waivers                  1.01%            0.99%            0.99%
Ratio of Net Investment Income to
  Average Net Assets(2):
        After Fee Waivers                   3.70%            4.03%            3.98%
        Absent Fee Waivers                  3.59%            4.02%            3.97%

--------------------------
(1)  Not Annualized
(2)  Annualized

                      For the Year Ended December 31, 1997
                      ------------------------------------
                                        Limited                         Pro Forma
                                          Term          Intermediate   Intermediate
                                        Tax-Free          Tax-Free       Tax-Free
Institutional Shares                      Fund              Fund           Fund
--------------------                      ----              ----           ----
Net Assets, end of period (000's)        $36,023          $275,641        $311,686
Total Return                                4.78%             7.07%           6.79%
Ratio of Expenses to
   Average Net Assets:
        After Fee Waivers                   0.76%             0.72%           0.72%
        Absent Fee Waivers                  0.77%             0.73%           0.73%
Ratio of Net Investment Income to
  Average Net Assets:
        After Fee Waivers                   3.86%             4.31%           4.26%
        Absent Fee Waivers                  3.85%             4.30%           4.25%

                                        Limited                         Pro Forma
                                          Term          Intermediate   Intermediate
                                        Tax-Free          Tax-Free       Tax-Free
Investment Shares                         Fund              Fund           Fund
-----------------                         ----              ----           ----
Net Assets, end of period (000's)        $   474          $  3,534        $  4,009
Total Return                                4.61%             6.80%           6.73%
Ratio of Expenses to
   Average Net Assets:
        After Fee Waivers                   0.93%             0.97%           0.97%
        Absent Fee Waivers                  1.04%             0.98%           0.98%
Ratio of Net Investment Income to
  Average Net Assets:
        After Fee Waivers                   3.67%             4.06%           4.01%
        Absent Fee Waivers                  3.56%             4.05%           4.00%

        The total return figures set forth above for the Intermediate Tax-Free Fund on a pro forma basis are based on the weighted average total return of the Surviving Fund and the Transferor Fund during the periods presented. Following the reorganization, however, the Surviving Fund will be managed in accordance with its investment policies which, although they provide the Surviving Fund will invest in the same type of securities as the Transferor Fund, provide that the Surviving Fund will maintain a longer weighted average maturity. Consequently, the pro forma total return figures for the Intermediate Tax-Free Fund may not be indicative of the total return the Intermediate Tax-Free Fund would have achieved if the reorganization had been consummated at the beginning of the periods presented.

        The unaudited pro forma information set forth above should be read in conjunction with the semi-annual unaudited financial statements for the period ended June 30, 1998 and the annual audited financial statements for the year ended December 31, 1997.

                         Unaudited Financial Statements
                     for the Six Months Ended June 30, 1998

                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS -- 97.5%
            ADVERTISING -- 0.1%
    15,000  Interpublic Group Cos., Inc.....  $    910,313
                                              ------------
            AEROSPACE & DEFENSE -- 1.0%
    95,900  Boeing Co.......................     4,273,544
    21,000  Lockheed Martin Corp............     2,223,375
    28,600  Raytheon Co. -- Class B.........     1,690,975
                                              ------------
                                                 8,187,894
                                              ------------
            APPLIANCES & HOUSEHOLD PRODUCTS -- 0.3%
    24,800  Maytag Corp.....................     1,224,500
    11,600  Whirlpool Corp..................       797,500
                                              ------------
                                                 2,022,000
                                              ------------
            AUTO/TRUCK -- ORIGINAL EQUIPMENT -- 0.2%
    14,800  Dana Corp.......................       791,800
    16,600  TRW, Inc........................       906,775
                                              ------------
                                                 1,698,575
                                              ------------
            AUTO/TRUCK -- REPLACEMENT EQUIPMENT -- 0.1%
    12,200  Genuine Parts Co................       421,663
                                              ------------
            AUTOMOTIVE -- 1.6%
   116,600  Ford Motor Co...................     6,879,400
    88,100  General Motors Corp.............     5,886,181
                                              ------------
                                                12,765,581
                                              ------------
            BANKS -- MAJOR REGIONAL -- 5.7%
    75,000  Banc One Corp...................     4,185,937
    35,800  Bank of New York Co., Inc.......     2,172,613
    33,800  BankBoston Corp.................     1,880,125
    11,300  Comerica, Inc...................       748,625
    27,500  First Chicago NBD Corp..........     2,437,188
    81,570  First Union Corp................     4,751,452
    23,200  Fleet Financial Group, Inc......     1,937,200
    62,000  KeyCorp.........................     2,208,750
    29,500  Mellon Bank Corp................     2,053,938
    20,000  National City Corp..............     1,420,000
    62,000  NationsBank.....................     4,742,999
    98,400  Norwest Corp....................     3,677,700
    41,900  PNC Bank Corp...................     2,254,744
    13,600  Republic New York Corp..........       855,950
    20,500  SunTrust Banks, Inc.............     1,666,906
    69,000  U.S. Bancorp....................     2,967,000
    23,700  Wachovia Corp...................     2,002,650
     8,300  Wells Fargo & Co................     3,062,700
                                              ------------
                                                45,026,477
                                              ------------
            BANKS -- MIDWEST -- 0.3%
    25,100  Fifth Third Bancorp.............     1,581,300
    19,000  Huntington Bancshares...........       636,500
                                              ------------
                                                 2,217,800
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            BANKS -- MONEY CENTER -- 2.5%
    63,700  BankAmerica Corp................  $  5,506,069
     8,800  Bankers Trust New York Corp.....     1,021,350
    68,600  Chase Manhattan Corp............     5,179,300
    41,900  Citicorp........................     6,253,575
    16,200  J.P. Morgan & Co., Inc..........     1,897,425
                                              ------------
                                                19,857,719
                                              ------------
            BANKS -- NORTHEAST -- 0.1%
    15,700  State Street Corp...............     1,091,150
                                              ------------
            BEVERAGES -- ALCOHOLIC -- 0.3%
    45,800  Anheuser-Busch Co., Inc.........     2,161,188
                                              ------------
            BEVERAGES -- SOFT DRINKS -- 3.2%
   213,700  Coca-Cola Co....................    18,271,349
   178,700  PepsiCo, Inc....................     7,360,206
                                              ------------
                                                25,631,555
                                              ------------
            BROADCASTING/CABLE -- 0.9%
    14,000  Clear Channel Communications....     1,527,750
    31,200  Comcast Corp. Special...........     1,266,525
    58,500  Media One Group*................     2,570,344
    54,900  Tele-Communications Inc.,
            Class A*........................     2,110,219
                                              ------------
                                                 7,474,838
                                              ------------
            BUILDING & CONSTRUCTION --
            MISCELLANEOUS -- 0.3%
     9,800  Armstrong World Industries,
            Inc.............................       660,275
    23,900  Masco Corp......................     1,445,950
                                              ------------
                                                 2,106,225
                                              ------------
            BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.2%
    18,400  Centex Corp.....................       694,600
    36,600  Pulte Corp......................     1,093,425
                                              ------------
                                                 1,788,025
                                              ------------
            BUILDING PRODUCTS -- RETAIL/WHOLESALE -- 0.9%
    68,100  Home Depot, Inc.................     5,656,556
    34,200  Lowe's Cos., Inc................     1,387,238
                                              ------------
                                                 7,043,794
                                              ------------
            BUILDING PRODUCTS -- WOOD -- 0.1%
    18,300  Weyerhaeuser Co.................       845,231
                                              ------------
            CHEMICALS -- DIVERSIFIED -- 1.9%
    25,600  Dow Chemical Co.................     2,475,200
   107,500  E.I. du Pont de Nemours & Co....     8,022,187
    22,300  Hercules, Inc...................       917,088
    36,500  PPG Industries, Inc.............     2,539,031
    23,400  Union Carbide Corp..............     1,248,975
                                              ------------
                                                15,202,481
                                              ------------

                                   Continued

                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            CHEMICALS -- SPECIALTY -- 0.3%
    25,300  Great Lakes Chemical Corp.......  $    997,768
    27,100  Nalco Chemical Co...............       951,888
     9,900  Sigma-Aldrich Corp..............       347,738
                                              ------------
                                                 2,297,394
                                              ------------
            COMMERCIAL SERVICES -- 0.2%
    71,400  Cendant Corp....................     1,490,475
                                              ------------
            COMPUTER SOFTWARE -- 3.7%
    29,600  Computer Associates
            International, Inc..............     1,644,650
   235,400  Microsoft Corp.*................    25,511,474
    96,300  Oracle Corp.*...................     2,365,369
                                              ------------
                                                29,521,493
                                              ------------
            COMPUTERS -- LOCAL AREA NETWORK -- 1.3%
    19,100  Cabletron Systems*..............       256,656
   106,050  Cisco Systems, Inc.*............     9,763,228
                                              ------------
                                                10,019,884
                                              ------------
            COMPUTERS -- MAINFRAME -- 1.3%
    93,300  International Business Machines
            Corp............................    10,712,006
                                              ------------
            COMPUTERS -- MEMORY DEVICES -- 0.1%
    30,800  Seagate Technology, Inc.*.......       733,425
                                              ------------
            COMPUTERS -- MICRO -- 1.3%
   154,574  Compaq Computer Corp............     4,386,037
    66,200  Dell Computer Corp.*............     6,144,188
                                              ------------
                                                10,530,225
                                              ------------
            COMPUTERS -- MINI -- 0.9%
    99,400  Hewlett-Packard Co..............     5,951,575
    35,600  Sun Microsystems, Inc.*.........     1,546,375
                                              ------------
                                                 7,497,950
                                              ------------
            COMPUTERS -- SERVICES -- 0.6%
    56,200  Automatic Data Processing,
            Inc.............................     4,095,575
    29,600  First Data Corp.................       986,050
                                              ------------
                                                 5,081,625
                                              ------------
            CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.7%
    13,300  American Greetings Corp.........       677,469
    59,900  Unilever NV, ADR................     4,728,356
                                              ------------
                                                 5,405,825
                                              ------------
            CONTAINERS & PACKAGING -- 0.1%
    20,200  Owens-Illinois*.................       903,950
                                              ------------
            COSMETICS & TOILETRIES -- 1.0%
   103,600  Gillette Co.....................     5,872,825
    51,200  Kimberly-Clark Corp.............     2,348,800
                                              ------------
                                                 8,221,625
                                              ------------
            DIVERSIFIED -- 5.1%
    53,800  Allied Signal, Inc..............     2,387,375
   305,700  General Electric Co. (b)........    27,818,699
    23,600  Johnson Controls, Inc...........     1,346,675

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            DIVERSIFIED (CONTINUED)
    38,200  Minnesota Mining & Manufacturing
            Co..............................  $  3,139,563
    45,500  Seagram Co., Ltd................     1,862,656
    24,500  Tenneco, Inc....................       932,531
    22,400  Textron, Inc....................     1,605,800
    22,200  United Technologies Corp........     2,053,500
                                              ------------
                                                41,146,799
                                              ------------
            ELECTRICAL COMPONENTS --
            SEMICONDUCTORS -- 2.1%
    40,000  Applied Materials, Inc.*........     1,180,000
   141,800  Intel Corp......................    10,510,924
    18,600  Micron Technology, Inc..........       461,513
    48,900  Rockwell International Corp.....     2,350,256
    38,600  Texas Instruments, Inc..........     2,250,863
                                              ------------
                                                16,753,556
                                              ------------
            ELECTRONIC -- CONNECTORS -- 0.3%
    45,800  AMP, Inc........................     1,574,375
     8,900  Thomas & Betts Corp.............       438,325
                                              ------------
                                                 2,012,700
                                              ------------
            ELECTRONIC MEASURING EQUIPMENT -- 0.1%
    30,400  Tektronix, Inc..................     1,075,400
                                              ------------
            FINANCE -- 0.3%
    30,557  Associates First Capital,
            Class A.........................     2,349,069
                                              ------------
            FINANCIAL -- CONSUMER LOANS -- 0.3%
     6,100  Beneficial Corp.................       934,444
    22,200  Household International, Inc....     1,104,450
                                              ------------
                                                 2,038,894
                                              ------------
            FINANCIAL -- INVESTMENT BANKERS -- 0.4%
    38,200  Merrill Lynch & Co., Inc........     3,523,950
                                              ------------
            FINANCIAL -- MISCELLANEOUS SERVICES -- 1.4%
    40,300  American Express Co.............     4,594,200
    70,400  Morgan Stanley, Dean Witter,
            Discover & Co...................     6,432,800
                                              ------------
                                                11,027,000
                                              ------------
            FINANCIAL -- MORTGAGE & RELATED
            SERVICES -- 1.1%
    98,500  Fannie Mae......................     5,983,875
    61,300  Freddie Mac.....................     2,884,931
                                              ------------
                                                 8,868,806
                                              ------------
            FINANCIAL -- SAVINGS & LOAN -- 0.1%
    11,300  H.F. Ahmanson & Co..............       802,300
                                              ------------
            FOOD -- CANNED -- 0.6%
    42,000  Campbell Soup Co................     2,231,250
    44,200  H.J. Heinz Co...................     2,480,725
                                              ------------
                                                 4,711,975
                                              ------------
            FOOD -- CONFECTIONARY -- 0.1%
    12,400  Hershey Foods Corp..............       855,600
                                              ------------

                                   Continued

                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            FOOD -- DIVERSIFIED -- 1.3%
    26,200  Bestfoods.......................  $  1,521,238
    44,800  ConAgra, Inc....................     1,419,600
    23,000  General Mills, Inc..............     1,572,625
    37,500  Kellogg Co......................     1,408,594
    20,000  Quaker Oats Co..................     1,098,750
    10,300  Ralston Purina Group............     1,203,169
    45,600  Sara Lee Corp...................     2,550,749
                                              ------------
                                                10,774,725
                                              ------------
            FOOD -- FLOUR & GRAIN -- 0.1%
    53,200  Archer-Daniels-Midland Co.......     1,030,750
                                              ------------
            FOOD ITEMS -- WHOLESALE -- 0.1%
    23,800  Supervalu, Inc..................     1,056,125
                                              ------------
            GAS & ELECTRIC UTILITY -- 0.4%
    41,100  PG & E Corp.....................     1,297,219
    57,000  Public Service Enterprises......     1,962,937
                                              ------------
                                                 3,260,156
                                              ------------
            HOTELS & LODGING -- 0.2%
    39,400  Hilton Hotels Corp..............     1,122,900
    24,800  Marriott International,
            Class A.........................       802,900
                                              ------------
                                                 1,925,800
                                              ------------
            INSTRUMENTS -- CONTROL -- 0.2%
     9,700  General Signal Corp.............       349,200
    12,600  Honeywell, Inc..................     1,052,888
                                              ------------
                                                 1,402,088
                                              ------------
            INSURANCE -- ACCIDENT & HEALTH -- 0.2%
    19,300  Aon Corp........................     1,355,825
                                              ------------
            INSURANCE -- BROKERS -- 0.2%
    22,350  Marsh & McLennan Cos., Inc......     1,350,778
                                              ------------
            INSURANCE -- LIFE -- 0.7%
    43,700  American General Corp...........     3,110,894
    19,800  Torchmark Corp..................       905,850
    12,200  TransAmerica Corp...............     1,404,525
                                              ------------
                                                 5,421,269
                                              ------------
            INSURANCE -- MULTI-LINE -- 1.6%
    14,900  Aetna, Inc......................     1,134,263
    30,300  CIGNA Corp......................     2,090,699
    19,700  Loews Corp......................     1,716,363
    10,700  MBIA, Inc.......................       801,163
   110,300  Travelers Group, Inc............     6,686,937
                                              ------------
                                                12,429,425
                                              ------------
            INSURANCE -- PROPERTY & CASUALTY -- 2.6%
    56,300  Allstate Corp...................     5,154,969
    64,400  American International Group....     9,402,399
    16,100  Chubb Corp......................     1,294,038
    11,700  General Re Corp.................     2,965,950
    21,400  Safeco Corp.....................       972,363
    15,596  St. Paul Cos., Inc..............       656,007
                                              ------------
                                                20,445,726
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            LEISURE & RECREATION/GAMING -- 0.1%
    11,600  Harrah's Entertainment, Inc.....  $    269,700
    16,300  Mirage Resorts*.................       347,394
                                              ------------
                                                   617,094
                                              ------------
            MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
    47,500  Cincinnati Milacron, Inc........     1,154,844
                                              ------------
            MACHINERY -- CONSTRUCTION/MINING -- 0.2%
    36,400  Caterpillar, Inc................     1,924,650
                                              ------------
            MACHINERY -- ELECTRICAL -- 0.4%
    40,900  Emerson Electric Co.............     2,466,781
    21,400  W.W. Grainger, Inc..............     1,065,988
                                              ------------
                                                 3,532,769
                                              ------------
            MACHINERY -- FARM -- 0.2%
    33,000  Deere & Co......................     1,744,875
                                              ------------
            MACHINERY -- GENERAL INDUSTRIAL -- 0.4%
    34,000  Cooper Industries, Inc..........     1,867,875
    15,900  Illinois Tool Works, Inc........     1,060,331
                                              ------------
                                                 2,928,206
                                              ------------
            MACHINERY -- THERMAL PROCESSOR -- 0.1%
    26,100  Thermo Electron Corp.*..........       892,294
                                              ------------
            MEDIA CONGLOMERATES -- 1.4%
    55,200  Time Warner, Inc................     4,716,150
    63,700  Walt Disney Co..................     6,692,481
                                              ------------
                                                11,408,631
                                              ------------
            MEDICAL -- BIOMEDICAL/GENETIC -- 0.2%
    25,000  Amgen, Inc.*....................     1,634,375
                                              ------------
            MEDICAL -- DRUGS -- 9.4%
   145,200  Abbott Laboratories.............     5,935,050
   126,800  American Home Products Corp.....     6,561,900
   116,600  Bristol-Myers Squibb Co.........    13,401,712
    98,400  Eli Lilly & Co..................     6,500,550
   108,300  Merck & Co., Inc................    14,485,124
   116,000  Pfizer, Inc.....................    12,607,750
    46,900  Pharmacia & Upjohn, Inc.........     2,163,263
    71,800  Schering-Plough Corp............     6,578,675
    87,000  Warner-Lambert Co...............     6,035,625
                                              ------------
                                                74,269,649
                                              ------------
            MEDICAL -- HEALTH MEDICAL ORGANIZATION -- 0.1%
    21,200  Humana, Inc.*...................       661,175
                                              ------------
            MEDICAL -- WHOLESALE DRUG -- 0.2%
    14,700  Cardinal Health, Inc............     1,378,125
                                              ------------
            MEDICAL INSTRUMENTS -- 0.2%
    42,100  Biomet, Inc.*...................     1,391,931
                                              ------------
            MEDICAL PRODUCTS -- 0.5%
    37,400  Baxter International, Inc.......     2,012,588
    27,700  Guidant Corp....................     1,975,356
                                              ------------
                                                 3,987,944
                                              ------------

                                   Continued

                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            MEDICAL/DENTAL SUPPLIES -- 1.5%
    19,700  Becton, Dickinson & Co..........  $  1,529,213
    34,300  C.R. Bard, Inc..................     1,305,544
   125,900  Johnson & Johnson...............     9,285,124
                                              ------------
                                                12,119,881
                                              ------------
            METAL -- GOLD -- 0.3%
    57,400  Barrick Gold Corp...............     1,101,363
    39,400  Newmont Mining Corp.............       930,825
                                              ------------
                                                 2,032,188
                                              ------------
            METAL -- MISCELLANEOUS -- 0.1%
    75,600  Cyprus Amax Minerals Co.........     1,001,700
                                              ------------
            METAL -- NON-FERROUS -- 0.4%
    23,300  Aluminum Co. of America.........     1,536,343
     5,300  Phelps Dodge Corp...............       303,094
    24,600  Reynolds Metals Co..............     1,376,063
                                              ------------
                                                 3,215,500
                                              ------------
            OFFICE AUTOMATION & EQUIPMENT -- 0.7%
    28,700  IKON Office Solutions, Inc......       417,944
    41,200  Pitney Bowes, Inc...............     1,982,750
    29,800  Xerox Corp......................     3,028,425
                                              ------------
                                                 5,429,119
                                              ------------
            OIL & GAS -- DRILLING -- 0.4%
    49,400  Schlumberger Ltd................     3,374,638
                                              ------------
            OIL -- INTERNATIONAL INTEGRATED -- 4.4%
    63,000  Chevron Corp....................     5,232,938
   238,500  Exxon Corp......................    17,008,030
    76,000  Mobil Corp......................     5,823,500
   130,500  Royal Dutch Petroleum Co., ADR..     7,153,031
                                              ------------
                                                35,217,499
                                              ------------
            OIL -- PRODUCTION/PIPELINE -- 0.1%
    14,250  Columbia Gas System, Inc........       792,656
                                              ------------
            OIL -- U.S. EXPLORATION & PRODUCTION -- 0.0%
    19,700  Union Pacific Resources Group,
            Inc.............................       345,981
                                              ------------
            OIL -- U.S. INTEGRATED -- 2.4%
   109,600  Amoco Corp......................     4,562,099
    91,400  Atlantic Richfield Co...........     7,140,624
    12,900  Kerr-Mcgee Corp.................       746,588
    15,700  Pennzoil Co.....................       794,813
    39,400  Phillips Petroleum Co...........     1,898,588
    39,400  Unocal Corp.....................     1,408,550
    87,100  USX-Marathon Group..............     2,988,619
                                              ------------
                                                19,539,881
                                              ------------
            OIL REFINING -- 0.4%
    30,400  Ashland, Inc....................     1,569,400
    35,100  Sun Co., Inc....................     1,362,319
                                              ------------
                                                 2,931,719
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            PAPER & RELATED PRODUCTS -- 0.6%
    28,000  Fort James Corp.................  $  1,246,000
    39,300  International Paper Co..........     1,689,900
    19,700  Mead Corp.......................       625,475
    19,400  Union Camp Corp.................       962,725
     9,900  Westvaco Corp...................       279,675
                                              ------------
                                                 4,803,775
                                              ------------
            PHOTOGRAPHY -- 0.1%
    26,100  Polaroid Corp...................       928,181
                                              ------------
            PROTECTION -- SAFETY -- 0.6%
    74,900  Tyco International Ltd..........     4,718,700
                                              ------------
            PUBLISHING -- BOOKS -- 0.1%
    13,800  McGraw-Hill Cos., Inc...........     1,125,563
                                              ------------
            PUBLISHING -- NEWSPAPERS -- 0.8%
     9,100  Dow Jones & Co..................       507,325
    40,100  Gannett, Inc....................     2,849,606
    14,400  Knight-Ridder, Inc..............       792,900
     9,900  New York Times Co...............       784,575
     9,300  Times Mirror Co.................       584,738
    17,700  Tribune Co......................     1,217,981
                                              ------------
                                                 6,737,125
                                              ------------
            RESTAURANTS -- 0.6%
    65,100  McDonald's Corp.................     4,491,900
                                              ------------
            RETAIL -- APPAREL/SHOES -- 0.7%
    58,200  Gap, Inc........................     3,586,575
    57,800  Limited, Inc....................     1,914,625
                                              ------------
                                                 5,501,200
                                              ------------
            RETAIL -- DISCOUNT -- 2.7%
    61,600  Dayton-Hudson Corp..............     2,987,600
    39,400  Kmart Corp.*....................       758,450
   293,700  Wal-Mart Stores, Inc............    17,842,274
                                              ------------
                                                21,588,324
                                              ------------
            RETAIL -- DRUG STORE -- 0.3%
    48,500  Walgreen Co.....................     2,003,656
                                              ------------
            RETAIL -- MAJOR DEPARTMENT STORES -- 0.7%
    30,000  J.C. Penney, Inc................     2,169,375
    22,800  May Department Stores Co........     1,493,400
    37,000  Sears, Roebuck & Co.............     2,259,313
                                              ------------
                                                 5,922,088
                                              ------------
            RETAIL -- REGIONAL DEPARTMENT STORES -- 0.1%
    20,200  Federated Department Stores,
            Inc.*...........................     1,087,013
                                              ------------
            RETAIL -- SUPERMARKETS -- 0.1%
    34,100  American Stores Co..............       824,794
                                              ------------
            RETAIL/WHOLESALE -- AUTO PARTS -- 0.2%
    37,700  Autozone, Inc.*.................     1,204,044
                                              ------------
            RUBBER -- TIRES -- 0.1%
    17,200  Goodyear Tire & Rubber Co.......     1,108,325
                                              ------------

                                   Continued

                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            SOAP & CLEANING PREPARATIONS -- 1.4%
   125,200  Procter & Gamble Co.............  $ 11,401,025
                                              ------------
            TELECOMMUNICATIONS -- CELLULAR -- 0.3%
    45,700  Airtouch Communications,
            Inc.*...........................     2,670,594
                                              ------------
            TELECOMMUNICATIONS -- EQUIPMENT -- 2.2%
    27,300  General Instrument Corp.*.......       742,219
    15,800  Harris Corp.....................       706,063
   142,300  Lucent Technologies, Inc........    11,837,580
    82,700  Motorola, Inc...................     4,346,919
                                              ------------
                                                17,632,781
                                              ------------
            TEXTILE -- APPAREL -- 0.1%
    19,700  VF Corp.........................     1,013,319
                                              ------------
            TOBACCO -- 1.3%
   243,500  Philip Morris Cos., Inc.........     9,587,813
    28,600  U.S.T., Inc.....................       772,200
                                              ------------
                                                10,360,013
                                              ------------
            TOOLS -- HAND HELD -- 0.2%
     9,300  Black & Decker Corp.............       567,300
    12,300  Snap-On, Inc....................       445,875
     9,600  The Stanley Works...............       399,000
                                              ------------
                                                 1,412,175
                                              ------------
            TOYS/GAME/HOBBY -- 0.3%
    33,300  Hasbro, Inc.....................     1,309,107
    30,900  Mattel, Inc.....................     1,307,456
                                              ------------
                                                 2,616,563
                                              ------------
            TRANSPORTATION -- AIR FREIGHT -- 0.1%
    14,700  FDX Corp.*......................       922,425
                                              ------------
            TRANSPORTATION -- AIRLINE -- 0.5%
    18,000  AMR Corp.*......................     1,498,500
     7,200  Delta Air Lines, Inc............       930,600
    43,200  Southwest Airlines Co...........     1,279,800
                                              ------------
                                                 3,708,900
                                              ------------
            TRANSPORTATION -- EQUIPMENT &
            LEASING -- 0.0%
     9,900  Ryder Systems, Inc..............       312,469
                                              ------------
            TRANSPORTATION -- RAILROAD -- 0.5%
    34,500  CSX Corp........................     1,569,750
    34,000  Norfolk Southern Corp...........     1,013,625
    29,100  Union Pacific Corp..............     1,284,038
                                              ------------
                                                 3,867,413
                                              ------------
            UTILITIES -- ELECTRIC POWER -- 1.9%
     9,600  Ameren Corp.....................       381,600
    39,400  Baltimore Gas & Electric Co.....     1,223,863
    47,900  Consolidated Edison, Inc........     2,206,393
    33,200  Detroit Edison Co...............     1,340,450
    37,200  Dominion Resources, Inc.........     1,515,900
    19,700  Entergy Corp....................       566,375
    49,800  First Energy Corp...............     1,531,350
    16,600  Florida Power & Light, Inc......     1,045,800
    19,100  Houston Industries, Inc.........       589,713

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            UTILITIES -- ELECTRIC POWER (CONTINUED)
    30,400  Northern States Power Co........  $    870,200
    43,500  PacifiCorp......................       984,188
    43,900  Peco Energy Corp................     1,281,331
    34,600  Texas Utilities Co..............     1,440,225
                                              ------------
                                                14,977,388
                                              ------------
            UTILITIES -- GAS DISTRIBUTION -- 0.1%
    19,700  Eastern Enterprises.............       844,638
     8,600  ONEOK, Inc......................       342,925
                                              ------------
                                                 1,187,563
                                              ------------
            UTILITIES -- TELEPHONE -- 6.0%
    94,300  Ameritech Corp..................     4,231,713
   139,600  AT&T Corp.......................     7,974,649
   160,400  Bell Atlantic Corp..............     7,318,249
   103,600  BellSouth Corp..................     6,954,150
    88,800  GTE Corp........................     4,939,500
    17,800  MCI Communications Corp.........     1,034,625
   182,200  SBC Communications, Inc.........     7,288,000
    40,200  Sprint Corp.....................     2,834,100
    49,997  US West, Inc....................     2,349,859
    53,400  WorldCom, Inc.*.................     2,586,563
                                              ------------
                                                47,511,408
                                              ------------
            TOTAL COMMON STOCKS.............   779,653,150
                                              ------------
            (Cost $574,851,717)
INVESTMENT COMPANIES -- 2.5%
10,029,788  Dreyfus Cash Management Money
            Market Fund.....................    10,029,788
 9,826,991  Federated Prime Value
            Obligations Money Market Fund...     9,826,991
                                              ------------
            TOTAL INVESTMENT COMPANIES......    19,856,779
                                              ------------
            (Cost $19,856,779)
TOTAL INVESTMENTS -- 100.0%.................   799,509,929
(Cost $594,708,496)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%.......................       303,909
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $799,813,838
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $215,160,344
       Unrealized depreciation...............   (10,358,911)
                                               ------------
       Net unrealized appreciation...........  $204,801,433
                                               ============

(b) Security has been deposited as initial margin on open futures contract.

* Non-income producing security

ADR American Depositary Receipt

At June 30, 1998 the Fund's open future contracts were as follows:

  # OF           OPENING         CURRENT       MARKET
CONTRACTS     CONTRACT TYPE     POSITION        VALUE
---------   -----------------  -----------   -----------
66...       Standard & Poor's  $18,615,835   $18,859,500
              500, 9/17/98

                       See Notes to Financial Statements.

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS  -- 98.4%
            ADVERTISING -- 0.9%
    51,000  Catalina Market Corp. *.........  $  2,648,813
    45,400  Ha-Lo Industries, Inc. *........     1,413,075
   163,400  Sitel Corp. *...................     1,082,525
    66,300  True North Communications.......     1,939,275
                                              ------------
                                                 7,083,688
                                              ------------
            AEROSPACE & DEFENSE -- 0.3%
    20,200  Alliant Techsystems, Inc. *.....     1,277,650
    39,100  Newport News Shipbuilding.......     1,045,925
                                              ------------
                                                 2,323,575
                                              ------------
            AEROSPACE/DEFENSE EQUIPMENT -- 0.6%
    42,250  AAR Corp. ......................     1,249,016
    42,800  Aviall, Inc. *..................       585,825
    39,100  Banner Aerospace, Inc. *........       503,413
     3,600  Ducommun, Inc. *................        72,000
    38,800  Fairchild Corp., Class A *......       783,275
    56,200  Hexcel Corp. *..................     1,271,524
     3,000  Simula, Inc. *..................        49,313
                                              ------------
                                                 4,514,366
                                              ------------
            APPLIANCES & HOUSEHOLD PRODUCTS -- 0.1%
   119,900  Fedders Corp. ..................       801,831
    50,400  Royal Appliance Manufacturing
            Co. *...........................       315,000
                                              ------------
                                                 1,116,831
                                              ------------
            AUDIO/VIDEO PRODUCTION -- 0.2%
    48,280  Harman International Industries,
            Inc. ...........................     1,858,780
   148,369  Zenith Electronics Corp. *......        44,511
                                              ------------
                                                 1,903,291
                                              ------------
            AUTO/TRUCK -- ORIGINAL EQUIPMENT -- 1.0%
    51,800  Arvin Industries, Inc. .........     1,880,987
    23,100  Breed Technologies, Inc. *......       353,719
    71,500  Detroit Diesel Corp. *..........     1,541,718
     3,100  Excel Industries, Inc...........        44,369
    37,500  Miller Industries, Inc. *.......       290,625
    27,700  Standard Products Co. ..........       779,063
    23,000  Superior Industries
            International...................       648,313
    64,975  Titan International Inc. .......     1,104,575
    35,500  Tower Automotive, Inc. *........     1,522,062
     5,800  Wabash National Corp. ..........       149,350
                                              ------------
                                                 8,314,781
                                              ------------
            AUTO/TRUCK -- REPLACEMENT EQUIPMENT -- 0.3%
    16,200  Exide Corp. ....................       272,363
    38,000  Standard Motor Products, Inc. *.       845,500
    61,837  Wynn's International, Inc. .....     1,190,362
                                              ------------
                                                 2,308,225
                                              ------------
            BANKS -- MIDWEST -- 0.9%
    63,900  CNB Bancshares, Inc. ...........     3,067,199
    57,200  First Midwest Bancgroup, Inc. ..     2,515,013
    68,200  Irwin Financial Corp. ..........     1,982,063
                                              ------------
                                                 7,564,275
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            BANKS -- NORTHEAST -- 1.1%
    45,045  Commerce Bancorp, Inc. .........  $  2,635,133
    11,100  Commercial Bank of New York.....       294,150
    72,600  First Commonwealth Financial....     2,050,950
    57,200  Hubco, Inc. ....................     2,048,475
    43,200  Independent Bank Corp. .........       837,000
    21,800  Sterling Bancorp................       566,800
                                              ------------
                                                 8,432,508
                                              ------------
            BANKS -- SOUTHEAST -- 0.7%
   115,600  BancorpSouth, Inc. .............     2,427,600
    62,300  F & M National Corp. ...........     1,806,700
    28,700  Trans Financial, Inc. ..........     1,646,663
                                              ------------
                                                 5,880,963
                                              ------------
            BANKS -- SOUTHWEST -- 0.1%
    32,800  Texas Regional Bancshares.......     1,074,200
                                              ------------
            BANKS -- WEST -- 0.1%
    25,826  First Republic Bancorp, Inc. *..       932,964
                                              ------------
            BEVERAGES -- ALCOHOLIC -- 0.0%
    31,000  Boston Beer Company, Inc.-
            Class A *.......................       395,250
                                              ------------
            BEVERAGES -- SOFT DRINKS -- 0.0%
     2,145  Buenos Aires Embotella Doro-
            ADR *...........................             0
     8,000  Pepsi-Cola Puerto Rico
            Bottling Co. *..................        60,000
                                              ------------
                                                    60,000
                                              ------------
            BROADCASTING/CABLE -- 0.5%
    45,500  BET Holdings, Inc. *............     2,863,656
   130,300  Spelling Entertainment Group *..     1,221,563
                                              ------------
                                                 4,085,219
                                              ------------
            BUILDING -- 0.7%
    65,400  Calmat Co. .....................     1,438,800
    37,400  Centex Construction Products,
            Inc. ...........................     1,439,900
    40,800  Dravo Corp. *...................       374,850
    22,700  Lone Star Industries, Inc. .....     1,749,319
    12,000  Medusa Corp. ...................       753,000
                                              ------------
                                                 5,755,869
                                              ------------
            BUILDING & CONSTRUCTION --
            MISCELLANEOUS -- 0.4%
     2,200  Butler Manufacturing Co. .......        74,938
    45,900  Dal-Tile International, Inc. *..       450,394
     1,700  Dayton Superior Corp. ..........        30,600
    37,050  Elcor Corp. ....................       935,513
    32,800  Nortek, Inc. *..................     1,008,599
    33,760  Republic Gypsum Co. ............       708,960
     4,400  Willbros Group, Inc. *..........        68,750
                                              ------------
                                                 3,277,754
                                              ------------

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            BUILDING -- HEAVY CONSTRUCTION -- 0.6%
    24,600  Dycom Industries, Inc. *........  $    830,250
     5,200  Granite Construction, Inc. .....       159,250
    18,400  Jacobs Engineering Group,
            Inc. *..........................       591,100
   123,000  Morrison Knudsen Corp. *........     1,729,687
    37,700  Stone & Webster, Inc. ..........     1,493,863
                                              ------------
                                                 4,804,150
                                              ------------
            BUILDING -- MAINTENANCE & SERVICE -- 0.2%
    57,800  ABM Industries, Inc.............     1,611,175
     4,100  American Residential Services *.        46,125
     9,700  Rollins, Inc. ..................       198,850
     4,100  Service Experts, Inc. *.........       141,450
                                              ------------
                                                 1,997,600
                                              ------------
            BUILDING -- MOBILE/MANUFACTURING &
            RECREATIONAL VEHICLES -- 0.2%
    30,500  Cavalier Homes, Inc. ...........       394,594
    25,100  Coachmen Industries, Inc. ......       655,737
    38,300  Winnebago Industries, Inc. .....       478,750
                                              ------------
                                                 1,529,081
                                              ------------
            BUILDING -- RESIDENTIAL/COMMERCIAL -- 1.0%
    10,000  Beazer Homes USA, Inc. *........       259,375
    46,000  D. R. Horton, Inc. .............       960,250
    54,400  Kaufman & Broad Home Corp. .....     1,727,199
    23,900  M/I Schottenstein Homes, Inc. ..       516,838
    24,900  MDC Holdings, Inc. .............       491,775
    35,400  Pulte Corp. ....................     1,057,575
    21,800  Ryland Group, Inc. .............       572,250
    64,500  Standard-Pacific Corp. .........     1,330,313
    31,000  Toll Brothers, Inc. *...........       889,313
     3,300  U.S. Home Corp. *...............       136,125
                                              ------------
                                                 7,941,013
                                              ------------
            BUILDING PRODUCTS -- AIR CONDITIONING/
            HEAT -- 0.2%
    41,975  Watsco, Inc. ...................     1,476,995
                                              ------------
            BUILDING PRODUCTS -- LIGHTING/FIXTURES -- 0.1%
    23,000  Thomas Industries, Inc. ........       562,063
                                              ------------
            BUILDING PRODUCTS -- RETAIL/WHOLESALE -- 0.3%
    71,400  HomeBase, Inc. *................       566,738
    59,900  Hughes Supply, Inc..............     2,193,837
                                              ------------
                                                 2,760,575
                                              ------------
            BUSINESS INFORMATION -- 0.3%
    71,900  Primark Corp. *.................     2,251,369
                                              ------------
            BUSINESS SERVICES -- 1.2%
    61,600  ADVO, Inc. *....................     1,736,349
    37,400  Budget Group, Inc.-Class A *....     1,194,463
    56,400  Caribiner International, Inc. *.       987,000
    38,300  Fair Issac & Co., Inc. .........     1,455,400
    66,700  Franklin Covey Co. *............     1,283,975
    45,200  Healthplan Services Corp. ......       791,000

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            BUSINESS SERVICES (CONTINUED)
    51,200  Interim Services, Inc. *........  $  1,644,800
    64,100  Physicians Resource Group,
            Inc. *..........................       292,456
                                              ------------
                                                 9,385,443
                                              ------------
            CHEMICALS -- DIVERSIFIED -- 0.2%
    47,800  ChemFirst, Inc. ................     1,206,950
                                              ------------
            CHEMICALS -- PLASTIC -- 0.5%
    12,600  Borden Chemicals & Plastics LP..        72,450
    44,100  Geon Co. .......................     1,011,544
    61,700  Spartech Corp. .................     1,322,693
    57,400  Wellman, Inc. ..................     1,302,263
                                              ------------
                                                 3,708,950
                                              ------------
            CHEMICALS -- SPECIALTY -- 1.2%
    40,000  Bush Boake Allen, Inc. *........     1,172,500
    45,800  General Chemical Group, Inc. ...     1,270,950
    55,600  Lawter International, Inc. .....       604,650
    30,400  LeaRonal, Inc. .................       725,800
    53,000  Lilly Industries, Inc. .........     1,146,125
    45,300  Material Sciences Corp. *.......       526,613
    24,000  McWhorter Technologies, Inc. *..       634,500
    91,400  NL Industries, Inc. ............     1,827,999
    40,800  OM Group, Inc...................     1,683,000
     5,000  TETRA Technologies, Inc. *......        83,750
                                              ------------
                                                 9,675,887
                                              ------------
            COAL -- 0.1%
    49,100  Zeigler Coal Holding Co. .......       840,838
                                              ------------
            COMMERCIAL SERVICES -- 1.2%
    35,100  CDI Corp. *.....................       938,925
     4,800  InaCom Corp. *..................       152,400
    24,500  Leasing Solutions, Inc. *.......       704,375
    40,100  Maximus, Inc. *.................     1,170,419
   140,400  National Processing, Inc. *.....     1,500,525
    65,900  Norrell Corp. ..................     1,313,881
    85,800  NOVA Corp. *....................     3,067,349
    54,200  Personnel Group of America,
            Inc. *..........................     1,084,000
                                              ------------
                                                 9,931,874
                                              ------------
            COMPUTER SOFTWARE -- 1.6%
    27,700  Ardent Software, Inc. *.........       380,875
    60,000  Excalibur Technologies Corp. *..       660,000
   133,000  Learning Co., Inc. *............     3,940,124
    34,500  MacNeal-Schwendler Corp. *......       338,531
    17,400  Microprose, Inc. *..............        77,213
   138,208  Midway Games, Inc. *............     2,159,500
    63,200  Platinum Software, Inc. *.......     1,540,500
    29,400  Project Software & Development,
            Inc. *..........................       589,838
    25,100  Rainbow Technologies, Inc. *....       514,550
    15,800  Software Spectrum, Inc. *.......       319,950
   135,700  Vanstar Corp. *.................     1,976,131
                                              ------------
                                                12,497,212
                                              ------------

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            COMPUTERS -- GRAPHICS -- 0.1%
   105,366  Chyron Corp. *..................  $    388,537
    28,800  STB Systems, Inc. *.............       360,000
                                              ------------
                                                   748,537
                                              ------------
            COMPUTERS -- INTEGRATED SYSTEMS -- 0.6%
   104,000  Cerner Corp. *..................     2,944,500
    48,600  MICROS Systems, Inc. *..........     1,608,356
                                              ------------
                                                 4,552,856
                                              ------------
            COMPUTERS -- LOCAL AREA NETWORK -- 0.4%
   149,600  Anixter International, Inc. *...     2,851,750
                                              ------------
            COMPUTERS -- MEMORY DEVICES -- 0.3%
    74,911  Applied Magnetics Corp. *.......       571,196
    57,100  Hutchinson Technology, Inc. *...     1,555,975
                                              ------------
                                                 2,127,171
                                              ------------
            COMPUTERS -- MICRO -- 0.2%
   128,100  Data General Corp. *............     1,913,494
                                              ------------
            COMPUTERS -- OPTICAL RECOGNITION -- 0.2%
    65,900  BancTec, Inc. *.................     1,523,938
                                              ------------
            COMPUTERS -- PERIPHERAL EQUIPMENT -- 0.4%
    37,000  Analogic Corp. .................     1,655,750
    31,100  ENCAD, Inc. *...................       423,738
    44,900  Media 100, Inc. *...............       171,181
    69,500  Mylex Corp. *...................       469,125
    24,200  Printronix, Inc. *..............       387,200
    18,362  TransAct Technologies, Inc. *...       162,963
    12,400  Tridex Corp. *..................        89,900
                                              ------------
                                                 3,359,857
                                              ------------
            COMPUTERS -- SERVICES -- 2.2%
   105,000  Affiliated Computer
            Services--Class A *.............     4,042,499
    70,500  Analysts International Corp. ...     2,000,438
    44,000  BA Merchant Services, Inc. *....       888,250
    65,300  Bell & Howell Co. *.............     1,685,556
    24,500  Broadway & Seymour, Inc. *......       137,813
    20,400  BTG, Inc. *.....................       183,600
    57,600  Computer Task Group, Inc. ......     1,929,600
    52,500  DBT Online, Inc. *..............     1,417,500
    30,100  Factset Research Systems *......       978,250
   114,400  PSINet, Inc. *..................     1,487,200
    82,000  Safeguard Scientifics, Inc. *...     3,418,374
                                              ------------
                                                18,169,080
                                              ------------
            CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.8%
    61,200  Department 56, Inc. *...........     2,172,599
    49,900  Ekco Group, Inc. *..............       392,963
    67,500  Jenny Craig, Inc. *.............       409,219
    71,500  Jostens, Inc. ..................     1,724,938
    46,950  Oneida, Ltd. ...................     1,437,844
                                              ------------
                                                 6,137,563
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            CONTAINERS -- METAL & GLASS -- 0.3%
    17,900  BWAY Corp. *....................  $    384,850
    37,400  United States Can Corp. *.......       549,313
    43,700  Zero Corp. .....................     1,250,912
                                              ------------
                                                 2,185,075
                                              ------------
            CONTAINERS -- PAPER & PLASTIC -- 0.3%
    58,700  ACX Technologies, Inc. *........     1,276,725
    95,400  Longview Fibre Co. .............     1,359,450
                                              ------------
                                                 2,636,175
                                              ------------
            COSMETICS & TOILETRIES -- 0.4%
   118,000  Playtex Products, Inc. *........     1,880,625
    39,400  Windmere-Durable
            Holding, Inc. *.................     1,411,013
                                              ------------
                                                 3,291,638
                                              ------------
            DATA PROCESSING & REPRODUCTION -- 0.5%
    38,400  Choicepoint, Inc. *.............     1,944,000
    90,100  Pegasystems, Inc. *.............     2,443,963
                                              ------------
                                                 4,387,963
                                              ------------
            DIVERSIFIED -- 1.4%
    33,850  Allied Products Corp. ..........       717,197
    17,700  Chemed Corp. ...................       602,906
    38,400  Clarcor, Inc. ..................       806,400
    45,100  Federal Signal Corp. ...........     1,096,494
    60,800  Gencorp, Inc. ..................     1,535,200
    41,700  Griffon Corp. *.................       534,281
    17,200  Imation Corp. *.................       284,875
    23,350  Manitowoc Co., Inc. ............       942,756
    38,000  MascoTech, Inc. ................       912,000
    31,500  Standex International Corp. ....       933,188
    84,300  Triarc Cos., Inc. *.............     1,849,330
    30,720  U.S. Industries, Inc. ..........       760,320
                                              ------------
                                                10,974,947
                                              ------------
            ELECTRICAL & ELECTRONIC -- 0.3%
    36,600  MDU Resources Group, Inc. ......     1,306,162
    29,400  Sigcorp, Inc. ..................       942,638
                                              ------------
                                                 2,248,800
                                              ------------
            ELECTRICAL COMPONENTS --
            SEMICONDUCTORS -- 1.5%
   279,700  Cypress Semiconductor Corp. *...     2,325,005
   115,000  General Semiconductor, Inc. *...     1,135,625
    36,900  Integrated Circuit Systems,
            Inc. ...........................       613,463
   158,500  International Rectifier Corp. *.     1,347,250
   128,600  MEMC Electronic Materials,
            Inc. *..........................     1,334,225
    86,900  PMC-Sierra, Inc. *..............     4,073,437
    72,700  Unitrode Corp. *................       836,050
                                              ------------
                                                11,665,055
                                              ------------
            ELECTRICAL EQUIPMENT -- 0.3%
    17,300  C&D Technologies, Inc. .........     1,003,400
    27,100  United Illuminating Co. ........     1,371,938
                                              ------------
                                                 2,375,338
                                              ------------

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            ELECTRONIC -- CONNECTORS -- 0.3%
   131,400  Berg Electronics Corp. *........  $  2,570,513
                                              ------------
            ELECTRONIC -- MANUFACTURING &
            MACHINERY -- 0.4%
    70,300  Kulicke & Soffa Industries,
            Inc. *..........................     1,195,100
    46,400  PRI Automation, Inc. *..........       791,700
    48,100  SpeedFam International, Inc. *..       886,844
    27,600  Watkins-Johnson Co..............       717,600
                                              ------------
                                                 3,591,244
                                              ------------
            ELECTRONIC -- MILITARY -- 0.1%
    29,800  ESCO Electronics Corp. *........       566,200
    36,100  United Industrial Corp. ........       469,300
                                              ------------
                                                 1,035,500
                                              ------------
            ELECTRONIC -- MISCELLANEOUS
            COMPONENTS -- 1.6%
    24,100  ACT Manufacturing, Inc. *.......       228,950
    83,600  BMC Industries, Inc. ...........       731,500
    29,800  California Amplifier, Inc. *....        55,875
    46,056  CTS Corp. ......................     1,358,652
    24,100  Del Global Technologies
            Corp. *.........................       241,000
    32,500  Hadco Corp. *...................       757,656
    44,800  Innovex, Inc. ..................       585,200
    61,200  Littlefuse, Inc. *..............     1,545,300
    57,300  Oak Industries, Inc. *..........     2,026,987
    63,800  OEA, Inc. *.....................     1,020,800
    37,700  Park Electrochemical Corp. .....       796,413
    73,700  Photronics Corp. *..............     1,626,006
    40,000  Plexus Corp. *..................       795,000
    23,500  RadiSys Corp. *.................       505,250
    17,900  Reptron Electronics, Inc. *.....       200,256
                                              ------------
                                                12,474,845
                                              ------------
            ELECTRONIC COMPONENTS/INSTRUMENTS -- 0.7%
    74,000  Artesyn Technologies, Inc. *....     1,184,000
    87,200  Cable Design Technologies *.....     1,798,500
    25,150  Dynatech Corporation-W/I *......        78,468
    50,900  Technitrol, Inc. ...............     2,032,819
     3,200  Triumph Group, Inc. *...........       134,400
                                              ------------
                                                 5,228,187
                                              ------------
            ELECTRONIC MEASURING MACHINES -- 0.5%
    58,200  Fluke Corp. ....................     1,913,325
    82,800  Genrad, Inc. *..................     1,635,300
    32,500  Microtest, Inc. *...............       148,281
                                              ------------
                                                 3,696,906
                                              ------------
            ELECTRONIC PARTS -- DISTRIBUTION -- 0.4%
    29,418  Bell Industries, Inc. *.........       334,630
    86,200  Kent Electronics Corp. *........     1,578,537
    51,500  Marshall Industries *...........     1,403,375
    29,200  Nu Horizons Electronics Corp. *.       175,200
                                              ------------
                                                 3,491,742
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            ELECTRONIC PRODUCTS -- MISCELLANEOUS -- 1.3%
    32,900  Aeroflex, Inc. *................  $    341,338
    83,900  Allen Telecom, Inc. *...........       975,338
    23,500  American Precision Industries *.       358,375
   104,600  Ametek, Inc. ...................     3,066,087
    61,900  Electronic Retailing Systems
            International, Inc. *...........       177,963
    26,400  Franklin Electronic Publishers,
            Inc. *..........................       264,000
    51,400  Integrated Process Equipment *..       578,250
    31,700  Kollmorgen Corp. ...............       635,981
    34,100  Kopin Corp. *...................       656,425
    96,500  MagneTek, Inc. *................     1,519,874
    39,900  Recoton Corp. *.................     1,336,649
    25,300  Three-Five Systems, Inc. *......       441,169
                                              ------------
                                                10,351,449
                                              ------------
            ENGINEERING -- RESEARCH & DEVELOPMENT
            SERVICES -- 0.1%
    26,490  URS Corp. *.....................       450,330
                                              ------------
            ENTERTAINMENT -- 0.3%
    31,430  Loews Cineplex Entertainment *..       402,697
     4,700  Scientific Games Holdings
            Corp. *.........................       108,100
    63,400  Vail Resorts, Inc. *............     1,688,025
                                              ------------
                                                 2,198,822
                                              ------------
            FERTILIZERS -- 0.4%
    54,636  Mississippi Chemical Corp. .....       898,079
   138,300  Terra Industries, Inc. .........     1,244,700
     6,200  Terra Nitrogen Company LP.......       155,000
    16,100  The Scotts Company *............       599,725
                                              ------------
                                                 2,897,504
                                              ------------
            FINANCIAL -- CONSUMER LOANS -- 0.8%
    83,600  AmeriCredit Corp. *.............     2,983,474
   113,500  Arcadia Financial Ltd. *........       858,344
    47,800  Student Loan Corp. .............     2,249,588
                                              ------------
                                                 6,091,406
                                              ------------
            FINANCIAL -- INVESTMENT BANKER/BROKER -- 1.2%
    35,000  Ameritrade Holding Corp.-
            Class A *.......................       945,000
    38,750  Dain Rauscher Corp. ............     2,121,563
   126,700  E*Trade Group, Inc. *...........     2,906,180
   100,600  Everen Capital Corp. ...........     2,816,800
    28,600  Southwest Securities Group,
            Inc. ...........................       643,500
                                              ------------
                                                 9,433,043
                                              ------------
            FINANCIAL -- INVESTMENT BANKERS -- 1.1%
    28,200  Advest Group, Inc. .............       814,275
    17,900  Interstate/Johnson Lane, Inc. ..       563,850
    62,800  Jefferies Group, Inc. ..........     2,574,800
    59,300  McDonald & Co. Investments,
            Inc. ...........................     1,945,781

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            FINANCIAL -- INVESTMENT BANKERS (CONTINUED)
   100,325  Morgan Keegan, Inc. ............  $  2,595,909
    39,500  National Discount Brokers
            Group *.........................       419,688
                                              ------------
                                                 8,914,303
                                              ------------
            FINANCIAL -- LEASING COMPANY -- 0.9%
    30,900  Cort Business Services Corp. *..       973,350
    36,200  DVI, Inc. *.....................       923,100
    43,000  Rental Service Corp. *..........     1,445,875
   100,400  U S Rentals, Inc. *.............     3,959,525
                                              ------------
                                                 7,301,850
                                              ------------
            FINANCIAL -- MORTGAGE & RELATED
            SERVICES -- 1.0%
    82,800  Aames Financial Corp. ..........     1,138,500
    34,100  Delta Financial Corp. *.........       626,588
   109,100  Imperial Credit Industries,
            Inc. *..........................     2,563,849
    56,700  Southern Pacific Funding
            Corp. *.........................       889,481
    31,000  Triad Guaranty, Inc. *..........     1,054,000
    88,100  United Cos. Financial Corp. ....     1,376,563
                                              ------------
                                                 7,648,981
                                              ------------
            FINANCIAL -- SAVINGS & LOAN -- 1.2%
    91,486  Downey Financial Corp. .........     2,990,448
   101,300  Firstbank Puerto Rico...........     2,633,799
    34,700  Firstfed Financial Corp. *......     1,804,400
    17,700  Maryland Federal Bancorp........       701,363
    18,100  PonceBank.......................       467,206
    80,273  Westcorp........................     1,103,754
                                              ------------
                                                 9,700,970
                                              ------------
            FINANCIAL -- SMALL BUSINESS INVESTMENT CO. &
            COMMERCIAL -- 0.2%
    66,000  Sirrom Capital Corp. ...........     1,716,000
                                              ------------
            FINANCIAL SERVICES -- DIVERSIFIED -- 0.6%
    28,500  Healthcare Financial Partners *.     1,747,406
   105,000  Paymentech, Inc. *..............     2,159,063
   144,500  Phoenix Investment Partners.....     1,255,344
                                              ------------
                                                 5,161,813
                                              ------------
            FOOD -- DIVERSIFIED -- 0.7%
    54,400  Earthgrains Co. ................     3,039,599
     4,400  Morrison Health Care, Inc.......        81,400
    39,400  Ralcorp Holding, Inc. *.........       743,675
    41,500  Smucker (J.M.) Co. .............     1,011,563
     2,900  Tasty Baking Co. ...............        45,131
    64,020  Zapata Corp. ...................       632,198
                                              ------------
                                                 5,553,566
                                              ------------
            FOOD -- FLOUR & GRAIN -- 0.2%
    50,600  International Multi-Foods
            Corp. ..........................     1,391,500
                                              ------------
            FOOD -- MEAT PRODUCTS -- 0.2%
    77,500  Pilgrim's Pride Corp. ..........     1,550,000
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            FOOD ITEMS -- WHOLESALE -- 0.4%
    42,500  Fleming Co., Inc. ..............  $    746,406
    69,436  U.S. Foodservices *.............     2,434,600
                                              ------------
                                                 3,181,006
                                              ------------
            FOREST PRODUCTS -- 0.1%
    12,400  Crown Pacific Partners, LP......       313,875
     3,700  Deltic Timber Corp. ............        92,731
                                              ------------
                                                   406,606
                                              ------------
            FUNERAL SERVICES -- 0.1%
    23,000  Equity Corp. International *....       552,000
                                              ------------
            FURNITURE -- 0.2%
    40,387  Bush Industries, Inc. ..........       878,417
     3,900  Falcon Products, Inc. ..........        49,238
    47,700  O'Sullivan Industries *.........       667,800
    24,900  Shelby Williams Industries,
            Inc. ...........................       373,500
                                              ------------
                                                 1,968,955
                                              ------------
            GLASS PRODUCTS -- 0.2%
    36,200  Libbey, Inc. ...................     1,386,913
                                              ------------
            HEALTH CARE -- 0.3%
   108,000  IDEXX Laboratories, Inc. *......     2,686,500
                                              ------------
            HOTELS & LODGING -- 0.7%
    37,800  Capstar Hotel Co. *.............     1,058,400
    54,450  Marcus Corp. ...................       973,294
   107,500  Prime Hospitality Corp. *.......     1,874,532
    79,900  Red Roof Inns, Inc. *...........     1,353,306
    15,500  Sunburst Hospitality Corp. *....       107,531
                                              ------------
                                                 5,367,063
                                              ------------
            INDUSTRIAL -- AUTOMOTIVE/ROBOTICS -- 0.4%
    56,800  Esterline Technologies Corp. ...     1,167,950
    76,000  Gerber Scientific, Inc. ........     1,729,000
    35,500  Medar, Inc. *...................        75,438
                                              ------------
                                                 2,972,388
                                              ------------
            INSTRUMENTS -- CONTROL -- 0.5%
    93,200  Roper Industries, Inc. .........     2,434,850
    85,500  Watts Industries, Inc.-Class A..     1,784,813
                                              ------------
                                                 4,219,663
                                              ------------
            INSTRUMENTS -- SCIENTIFIC -- 0.6%
    73,400  Dionex Corp. *..................     1,935,925
    98,200  EG&G, Inc.......................     2,946,000
                                              ------------
                                                 4,881,925
                                              ------------
            INSURANCE -- ACCIDENT & HEALTH -- 0.6%
    76,800  John Alden Financial Corp. .....     1,689,600
    18,600  Penn Treaty American Corp. *....       585,900
    79,200  Penncorp Financial Group, Inc. .     1,623,600
    31,937  RLI Corp. ......................     1,299,437
                                              ------------
                                                 5,198,537
                                              ------------

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            INSURANCE -- BROKERS -- 0.6%
    58,500  Arthur J. Gallagher & Co. ......  $  2,617,875
    43,300  Blanch (E.W.) Holdings, Inc. ...     1,591,275
    43,800  Hilb, Rogal & Hamilton Co. .....       684,375
                                              ------------
                                                 4,893,525
                                              ------------
            INSURANCE -- LIFE -- 2.2%
   126,700  American Annuity Group, Inc. *..     3,048,719
    90,200  American Heritage Life
            Investment Corp. ...............     2,085,875
    51,554  Amerus Life Holdings, Inc. .....     1,669,061
    53,040  Delphi Financial Group *. ......     2,986,815
    41,800  Life Re Corp. ..................     3,464,174
    47,300  Life USA Holding, Inc. .........       611,944
    73,500  Nationwide Financial Services...     3,748,499
                                              ------------
                                                17,615,087
                                              ------------
            INSURANCE -- MULTI-LINE -- 1.3%
    99,300  Allied Group, Inc. .............     4,648,480
    91,600  Enhance Financial Services
            Group, Inc. ....................     3,091,500
   108,200  FBL Financial Group, Inc. --
            Class A.........................     2,772,625
                                              ------------
                                                10,512,605
                                              ------------
            INSURANCE -- PROPERTY & CASUALTY -- 4.1%
    49,600  Acceptance Insurance Cos. *.....     1,218,300
    42,200  Capital Re Corp. ...............     3,022,574
    25,600  Centris Group, Inc. ............       316,800
    21,300  Chartwell Re Corp. .............       627,019
    32,600  Executive Risk, Inc. ...........     2,404,250
    51,599  Fidelity National Financial,
            Inc. ...........................     2,054,285
    45,950  First American Financial Corp. .     4,135,499
    26,800  FPIC Insurance Group, Inc. *....       901,150
    85,118  Frontier Insurance Group, Inc. .     1,920,475
    59,700  GAINSCO, Inc. ..................       402,975
     9,500  Gryphon Holdings, Inc. *........       156,750
   103,500  HCC Insurance Holdings, Inc. ...     2,277,000
    43,700  Highlands Insurance Group *.....       808,450
    69,900  Lasalle Re Holdings Ltd. .......     2,647,463
    39,100  MMI Cos., Inc. .................       904,188
    59,900  NAC Re Corp. ...................     3,197,162
    15,700  Penn--America Group, Inc. ......       211,950
    26,000  Philadelphia Consolidated
            Holding Corp. *.................       546,000
    40,400  PXRE Corp. .....................     1,212,000
    28,900  SCPIE Holdings, Inc. ...........       978,988
    26,900  Symons International Group *....       504,375
    54,050  Vesta Insurance Group, Inc. ....     1,151,941
    58,300  Zenith National Insurance Co. ..     1,643,331
                                              ------------
                                                33,242,925
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            LASERS -- SYSTEMS/COMPONENTS -- 0.6%
    64,900  Coherent, Inc. *................  $  1,113,441
    16,200  Cyberoptics Corp. *.............       232,875
    30,800  Electro Scientific Industries,
            Inc. *..........................       972,125
    47,500  VISX, Inc. *....................     2,826,250
                                              ------------
                                                 5,144,691
                                              ------------
            LEISURE & RECREATION PRODUCTS -- 0.9%
    21,200  Coastcast Corp. *...............       381,600
    38,000  Huffy Corp. ....................       688,750
    47,530  K2, Inc. .......................       837,716
   112,500  Oakley, Inc. *..................     1,462,500
    42,400  Polaris Industries, Inc. .......     1,595,300
    21,900  Steinway Musical Instruments *..       706,275
    76,400  Sturm, Ruger & Co., Inc. .......     1,279,700
                                              ------------
                                                 6,951,841
                                              ------------
            LEISURE & RECREATION SERVICES -- 0.1%
    32,100  Carmike Cinemas, Inc. *.........       864,694
                                              ------------
            LEISURE & RECREATION/GAMING -- 0.9%
    96,900  Aztar Corp. *...................       660,131
   173,400  Boyd Gaming Corp. *.............       997,050
   101,550  Grand Casinos, Inc. *...........     1,700,962
    27,900  Harveys Casino Resorts..........       756,788
    37,200  Hollywood Park, Inc. *..........       469,650
    25,300  Jackpot Enterprises, Inc. *.....       317,831
    48,100  Rio Hotel & Casino, Inc. *......       907,888
    56,300  Station Casinos, Inc. *.........       826,906
    48,700  Trump Hotels & Casino Resorts,
            Inc. *..........................       343,944
    52,800  WMS Industries, Inc. *..........       221,100
                                              ------------
                                                 7,202,250
                                              ------------
            LINEN SUPPLY & RELATED -- 0.2%
    26,000  Angelica Corp. .................       546,000
    27,900  Unifirst Corp. .................       704,475
                                              ------------
                                                 1,250,475
                                              ------------
            MACHINE TOOLS & RELATED PRODUCTS -- 0.4%
    60,000  Applied Power, Inc. ............     2,062,500
    23,600  Brown & Sharpe Manufacturing
            Co. *...........................       283,200
    20,400  Gleason Corp. ..................       573,750
                                              ------------
                                                 2,919,450
                                              ------------
            MACHINERY -- CONSTRUCTION/MINING -- 0.4%
    40,400  CMI Corp., Class A..............       287,850
    35,150  Commercial Intertech Corp. .....       637,094
    62,300  JLG Industries, Inc. ...........     1,257,681
    40,600  Terex Corp. *...................     1,157,100
                                              ------------
                                                 3,339,725
                                              ------------

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            MACHINERY -- DIVERSIFIED -- 0.1%
    22,500  Cascade Corp. ..................  $    410,625
     3,800  Gardner Denver Machinery,
            Inc. *..........................       104,975
                                              ------------
                                                   515,600
                                              ------------
            MACHINERY -- ELECTRICAL -- 0.6%
    65,800  Baldor Electric Co. ............     1,607,988
    28,157  Kuhlman Corp. ..................     1,113,961
    38,600  Smith (A.O.) Corp. .............     1,995,137
                                              ------------
                                                 4,717,086
                                              ------------
            MACHINERY -- GENERAL INDUSTRIAL -- 1.1%
    48,466  Albany International Corp.,
            Class A.........................     1,160,167
    42,725  Applied Industrial Technology,
            Inc. ...........................       878,533
    35,400  Chart Industries, Inc. .........       845,175
    52,900  Global Industrial Technologies,
            Inc. *..........................       760,438
    48,087  Graco, Inc. ....................     1,677,034
    62,425  Idex Corp. .....................     2,153,662
    83,566  Paxar Corp. *...................       961,009
    27,700  Scotsman Industries, Inc. ......       768,675
                                              ------------
                                                 9,204,693
                                              ------------
            MACHINERY -- MATERIAL HANDLING -- 0.3%
    62,600  Interlake Corp. *...............       266,050
    14,600  Nacco Industries, Inc. .........     1,887,050
                                              ------------
                                                 2,153,100
                                              ------------
            MEDICAL -- BIOMEDICAL/GENETIC -- 0.6%
    64,400  Affymetrix, Inc. *..............     1,549,624
    57,900  Alkermes, Inc. *................     1,034,963
    90,800  Creative Biomolecules, Inc. *...       436,975
    81,400  Millennium Pharmaceuticals *....     1,149,775
    52,889  Molecular Biosystems, Inc. *....       380,140
                                              ------------
                                                 4,551,477
                                              ------------
            MEDICAL -- BIOTECHNOLOGY -- 0.1%
    29,800  Cryolife, Inc. *................       469,350
                                              ------------
            MEDICAL -- DRUGS -- 1.1%
    66,200  Alpharma, Inc. .................     1,456,400
   131,400  Carter-Wallace, Inc. ...........     2,373,412
    54,000  Guilford Pharmaceuticals *......       951,750
    91,900  Ligand Pharmaceuticals *........     1,183,213
    39,900  Medicus Pharmaceuticals, Inc. *.     1,456,350
    73,060  Vitalink Pharmacy Services,
            Inc. *..........................     1,611,886
                                              ------------
                                                 9,033,011
                                              ------------
            MEDICAL -- HEALTH MEDICAL
            ORGANIZATION -- 0.6%
   131,900  Mid Atlantic Medical Services,
            Inc. *..........................     1,516,850
    41,200  PHP Healthcare Corp. *..........       303,850

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
     1,100  Rightchoice Managed Care *......  $     13,956
    80,250  Sierra Health Services, Inc. *..     2,021,297
    44,900  United Wisconsin Services,
            Inc. ...........................     1,274,038
                                              ------------
                                                 5,129,991
                                              ------------
            MEDICAL -- HOSPITAL -- 0.4%
    34,900  Curative Health Services, Inc. .       994,650
   165,400  Paracelsus Health *.............       516,875
    46,900  Pediatrix Medical Group, Inc. *.     1,744,094
                                              ------------
                                                 3,255,619
                                              ------------
            MEDICAL -- HOSPITAL SERVICES -- 0.5%
    81,700  Magellan Health Services,
            Inc. *..........................     2,073,138
    89,400  Quest Diagnostics, Inc. *.......     1,955,625
                                              ------------
                                                 4,028,763
                                              ------------
            MEDICAL -- NURSING HOMES -- 1.0%
    25,000  American Retirement Corp. *.....       443,750
    70,600  Integrated Health Services,
            Inc. ...........................     2,647,500
   166,292  Paragon Health Network *........     2,681,459
    35,100  Retirement Care Associates *....       254,475
   140,700  Sun Healthcare Group, Inc. *....     2,066,531
                                              ------------
                                                 8,093,715
                                              ------------
            MEDICAL -- OUTPATIENT/HOME CARE -- 1.2%
   144,400  Apria Healthcare Group, Inc. *..       965,675
   126,900  Coram Healthcare Corp. *........       245,869
    99,300  Genesis Health Ventures, Inc. *.     2,482,500
    52,400  National Surgery Centers,
            Inc. *..........................     1,522,875
   172,700  NovaCare, Inc. *................     2,029,225
   124,800  Orthodontic Centers of
            America *.......................     2,612,999
                                              ------------
                                                 9,859,143
                                              ------------
            MEDICAL -- WHOLESALE DRUG -- 0.3%
    47,066  Bindley Western Industries,
            Inc. ...........................     1,553,178
    11,000  Express Scripts, Inc.-Class A *.       886,875
                                              ------------
                                                 2,440,053
                                              ------------
            MEDICAL EQUIPMENT & SUPPLIES -- 0.2%
    41,000  CONMED Corp. *..................       943,000
    55,200  Respironics, Inc. *.............       859,050
                                              ------------
                                                 1,802,050
                                              ------------
            MEDICAL INSTRUMENTS -- 0.3%
    82,000  Acuson Corp. *..................     1,491,375
    72,690  Graham-Field Health Products,
            Inc. *..........................       408,881
    38,800  OEC Medical Systems, Inc. *.....       873,000
                                              ------------
                                                 2,773,256
                                              ------------
            MEDICAL PRODUCTS -- 0.5%
    41,600  Diagnostic Products Corp. ......     1,198,600
    83,200  Haemonetics Corp. *.............     1,331,200
    24,800  Maxxim Medical, Inc. *..........       719,200
    96,200  Owens & Minor, Inc. ............       962,000
                                              ------------
                                                 4,211,000
                                              ------------

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            MEDICAL SUPPLIES -- 0.5%
    58,000  Ocular Sciences, Inc. *.........  $  1,885,000
    69,200  Sola International, Inc. *......     2,261,975
                                              ------------
                                                 4,146,975
                                              ------------
            MEDICAL/DENTAL SUPPLIES -- 0.7%
    82,000  Ballard Medical Products........     1,476,000
    41,000  Cooper Cos, Inc. *..............     1,493,938
    57,100  Sunrise Medical, Inc. *.........       856,500
    50,000  West Co., Inc. .................     1,415,625
                                              ------------
                                                 5,242,063
                                              ------------
            METAL -- GOLD -- 0.1%
    91,100  Hecla Mining Co. *..............       483,969
    10,000  Meridian Gold, Inc. *...........        21,250
                                              ------------
                                                   505,219
                                              ------------
            METAL -- IRON -- 0.2%
    24,000  Cleveland Cliffs, Inc. .........     1,287,000
                                              ------------
            METAL -- MISCELLANEOUS -- 0.1%
    37,400  Brush Wellman, Inc. ............       769,038
                                              ------------
            METAL -- NON-FERROUS -- 0.2%
   135,000  Kaiser Aluminum Corp. *.........     1,290,938
                                              ------------
            METAL -- PROCESSING & FABRICATION -- 0.6%
    25,000  Amcast Industrial Corp. ........       465,625
    30,300  Chase Industries, Inc. *........       598,425
    35,233  Commercial Metals Co. ..........     1,092,223
    24,600  Huntco, Inc., Class A...........       292,125
    40,000  Mueller Industries, Inc. *......     1,485,000
    32,500  Wolverine Tube, Inc. *..........     1,235,000
                                              ------------
                                                 5,168,398
                                              ------------
            METAL -- SILVER -- 0.0%
    36,400  Coeur d'Alene Mines Corp. *.....       245,700
                                              ------------
            METAL PRODUCTS -- DISTRIBUTION -- 0.2%
    32,950  Reliance Steel & Aluminum Co. ..     1,272,694
                                              ------------
            METAL PRODUCTS -- FASTENERS -- 0.2%
    27,500  SPS Technologies, Inc. *........     1,608,750
    13,800  TransTechnology Corp. ..........       354,488
                                              ------------
                                                 1,963,238
                                              ------------
            OFFICE AUTOMATION & EQUIPMENT -- 0.1%
    68,600  In Focus Systems, Inc. *........       484,488
                                              ------------
            OFFICE SUPPLIES & FORMS -- 0.9%
    38,400  American Business Products,
            Inc. ...........................       787,200
    51,200  American Pad & Paper Co. *......       230,400
    58,300  BT Office Products
            International *.................       787,050
    34,000  Daisytek International Corp.
            *...............................       864,875
    29,700  Ennis Business Forms, Inc. .....       345,263
    32,200  Hunt Manufacturing Corp. .......       762,738
    39,900  John H. Harland Co. ............       675,806

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            OFFICE SUPPLIES & FORMS (CONTINUED)
    33,800  New England Business Service,
            Inc. ...........................  $  1,090,050
    43,400  Standard Register Co. ..........     1,535,274
                                              ------------
                                                 7,078,656
                                              ------------
            OIL & GAS -- DRILLING -- 0.2%
    20,200  Atwood Oceanics, Inc. *.........       804,213
   165,800  Parker Drilling Co. *...........     1,170,962
                                              ------------
                                                 1,975,175
                                              ------------
            OIL -- FIELD SERVICES -- 0.8%
    28,400  Hanover Compressor Co. *........       768,575
    47,800  Oceaneering International,
            Inc. *..........................       848,450
    67,600  RPC Energy Services, Inc. ......       845,000
    23,600  Seacor Holdings, Inc. *.........     1,446,974
    54,600  Seitel, Inc. *..................       883,838
    73,800  Unit Corp. *....................       447,413
    23,100  Veritas DGC, Inc. *.............     1,153,556
                                              ------------
                                                 6,393,806
                                              ------------
            OIL -- PRODUCTION/PIPELINE -- 0.6%
    46,800  Aquila Gas Pipeline Corp. ......       573,300
   101,200  Kaneb Services, Inc. *..........       550,275
    38,100  Leviathan Gas Pipe Line
            Partners, LP....................     1,114,425
    31,600  Northern Border Partners, LP....     1,007,250
    13,200  TEPPCO Partners.................       712,800
    65,000  Western Gas Resources, Inc. ....       950,625
                                              ------------
                                                 4,908,675
                                              ------------
            OIL -- U.S. EXPLORATION &
            PRODUCTION -- 2.1%
    27,400  Barrett Resources Corp. *.......     1,025,788
    31,300  Belco Oil & Gas Corp. *.........       269,963
    30,600  Benton Oil & Gas Co. *..........       325,125
    66,000  Berry Petroleum Co. ............       858,000
    59,700  Cabot Oil & Gas Corp. ..........     1,194,000
   100,800  Chesapeake Energy Corp. ........       403,200
    17,500  Comstock Resources, Inc. *......       130,156
    64,150  Cross Timbers Oil Co. ..........     1,222,859
    27,000  Forcenergy, Inc. *..............       480,938
    30,100  Forest Oil Corp. *..............       430,806
     7,200  Houston Exploration Co. *.......       165,150
    53,000  HS Resources, Inc. *............       771,813
    71,900  KCS Energy, Inc. ...............       822,356
     3,800  Key Production Company,
            Inc. *..........................        45,125
     6,300  Lomak Petroleum, Inc. ..........        65,756
    71,500  Louis Dreyfus Natural Gas *.....     1,354,030
    24,900  Meridian Resource Corp. *.......       175,856
    57,700  Newfield Exploration Co. *......     1,435,287
    32,000  Nuevo Energy Co. *..............     1,028,000
    66,000  Snyder Oil Corp. ...............     1,315,875
    24,000  Stone Energy Corp. *............       853,500
    50,036  Swift Energy Co. *..............       797,449

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            OIL -- U.S. EXPLORATION &
            PRODUCTION (CONTINUED)
    83,700  Vintage Petroleum, Inc. ........  $  1,579,837
    24,700  Wiser Oil Co. ..................       273,244
                                              ------------
                                                17,024,113
                                              ------------
            OIL -- U.S. INTEGRATED -- 0.0%
    13,600  Howell Corp. ...................       147,900
                                              ------------
            OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
    51,300  Daniel Industries, Inc. ........       974,700
                                              ------------
            OIL REFINING -- 0.5%
     5,800  Eott Energy Partners, LP........        86,638
    77,400  Frontier Oil Corp. *............       648,225
    33,500  Giant Industries, Inc. .........       582,063
    63,500  Quaker State Corp. .............     1,039,812
    55,100  Tesoro Petroleum Corp. *........       874,712
    21,600  Tokheim Corp. *.................       442,800
    27,050  World Fuel Services Corp. ......       468,303
                                              ------------
                                                 4,142,553
                                              ------------
            PAPER & RELATED PRODUCTS -- 0.5%
    70,800  Buckeye Technologies, Inc. *....     1,668,225
    43,300  Chesapeake Corp. ...............     1,685,994
     2,100  Fibermark, Inc. ................        33,600
    38,700  Pope & Talbot, Inc. ............       452,306
    12,200  Rock-Tenn Company...............       153,263
                                              ------------
                                                 3,993,388
                                              ------------
            POLLUTION CONTROL -- 0.6%
    78,700  Calgon Carbon Corp. ............       782,080
    47,500  Dames & Moore, Inc. ............       611,563
    34,700  Imco Recycling, Inc. ...........       641,950
    51,239  International Technology
            Corp. *.........................       486,771
    15,700  Ionics, Inc. *..................       578,938
   200,000  Laidlaw Environmental Services,
            Inc. *..........................       724,999
    41,000  Lydall, Inc. *..................       597,063
    28,200  Osmonics, Inc. *................       338,400
                                              ------------
                                                 4,761,764
                                              ------------
            PRINTING -- COMMERCIAL -- 0.3%
    36,800  American Banknote Corp. *.......       112,700
    14,300  Consolidated Graphics, Inc. *...       843,700
    62,300  Mail-Well, Inc. *...............     1,351,131
                                              ------------
                                                 2,307,531
                                              ------------
            PROTECTION -- SAFETY -- 0.3%
    42,100  Borg-Warner Security Corp. *....       952,513
    28,400  Checkpoint Systems, Inc. *......       401,150
    46,900  Wackenhut Corrections Corp. *...     1,105,081
                                              ------------
                                                 2,458,744
                                              ------------
            PUBLISHING -- BOOKS -- 0.1%
    46,300  Thomas Nelson, Inc. ............       619,263
                                              ------------
            PUBLISHING -- NEWSPAPERS -- 0.2%
   107,200  Journal Register Co. *..........     1,795,600
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            PUBLISHING -- PERIODICALS -- 0.3%
   117,400  American Media, Inc. *..........  $    777,775
    26,600  Big Flower Holdings, Inc. *.....       798,000
    41,100  Playboy Enterprises, Inc. *.....       729,525
                                              ------------
                                                 2,305,300
                                              ------------
            REAL ESTATE -- 0.9%
    46,300  Castle & Cooke, Inc. *..........       879,700
    32,100  CB Richard Ellis Services *.....     1,073,344
    65,100  Grubb & Ellis Co. *.............       927,675
   107,300  Insignia Financial Group,
            Inc. *..........................     2,628,850
    58,300  Webb (Del) Corp. ...............     1,512,156
                                              ------------
                                                 7,021,725
                                              ------------
            RESTAURANTS -- 1.0%
     6,700  Consolidated Products, Inc. *...       141,538
    30,600  Cooker Restaurant Corp. ........       298,350
   116,400  Foodmaker, Inc. *...............     1,964,249
    54,300  Host Marriott Services Corp. *..       790,744
    69,700  Luby's Cafeteria, Inc. .........     1,224,106
    19,000  Morton's Restaurant Group,
            Inc. *..........................       457,188
    45,000  Ruby Tuesday, Inc. .............       697,500
    60,200  Sbarro, Inc. *..................     1,632,925
    65,500  Shoney's, Inc. *................       229,250
    73,900  TCBY Enterprises, Inc. .........       678,956
                                              ------------
                                                 8,114,806
                                              ------------
            RETAIL -- APPAREL/SHOES -- 1.4%
    60,700  Ann Taylor Stores Corp. *.......     1,286,081
   132,480  Burlington Coat Factory
            Warehouse Corp. *...............     2,980,799
   107,000  CML Group, Inc. *...............       207,313
    40,000  Cole (Kenneth) Productions,
            Inc. *..........................     1,035,000
    56,100  Footstar, Inc. *................     2,692,800
    55,500  Genesco, Inc. *.................       905,344
    52,200  Syms Corp. *....................       743,850
    42,400  Talbots Inc. ...................     1,110,350
    18,150  The Buckle, Inc. *..............       535,425
                                              ------------
                                                11,496,962
                                              ------------
            RETAIL -- AUTOMOBILE -- 0.1%
     9,300  Circuit City Stores-Carmax *....        94,744
     6,000  Cross-Continent Auto Retailer *.        41,625
    17,700  United Auto Group, Inc. *.......       387,187
                                              ------------
                                                   523,556
                                              ------------
            RETAIL -- CONSUMER ELECTRONICS -- 0.1%
    73,900  Handleman Co. *.................       849,850
                                              ------------
            RETAIL -- DISCOUNT -- 0.5%
    25,300  99 Cents Only Stores *..........     1,049,950
    57,000  Shopko Stores, Inc. *...........     1,938,000
    62,600  Smart & Final, Inc. ............     1,072,025
                                              ------------
                                                 4,059,975
                                              ------------
            RETAIL -- GENERAL MERCHANDISE -- 1.1%
    55,900  Cash America Intl., Inc. .......       852,475
    35,200  Cole National Corp. *...........     1,408,000
    54,700  Fabri-Centers of America,
            Inc. *..........................     1,497,413

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            RETAIL -- GENERAL MERCHANDISE (CONTINUED)
    63,500  Hancock Fabrics, Inc. ..........  $    793,750
    69,000  Musicland Stores Corp. *........       966,000
    64,350  Russ Berrie & Co., Inc. ........     1,608,750
    95,550  The Sports Authority, Inc. *....     1,427,278
                                              ------------
                                                 8,553,666
                                              ------------
            RETAIL -- HOME FURNISHINGS -- 0.7%
    96,500  Bombay Co., Inc. *..............       458,375
   104,000  Heilig Meyers Co. ..............     1,280,500
    30,400  La-Z-Boy, Inc. .................     1,717,600
    44,200  Linens 'n Things, Inc. *........     1,350,863
    33,800  Maxim Group, Inc. *.............       671,775
                                              ------------
                                                 5,479,113
                                              ------------
            RETAIL -- JEWELRY -- 0.6%
    98,800  Claire's Stores, Inc. ..........     2,025,400
    75,800  Zale Corp. *....................     2,411,388
                                              ------------
                                                 4,436,788
                                              ------------
            RETAIL -- MAIL ORDER -- 0.5%
    32,100  Brylane, Inc. *.................     1,476,600
    52,900  Enesco Group, Inc. .............     1,626,675
    65,900  Global Directmail, Inc. *.......       831,988
    56,800  National Media Corp. *..........        63,900
                                              ------------
                                                 3,999,163
                                              ------------
            RETAIL -- REGIONAL DEPARTMENT STORES -- 0.2%
    73,500  Value City Department Stores,
            Inc. *..........................     1,543,500
                                              ------------
            RETAIL -- SPECIAL LINE -- 0.0%
     2,400  Heritage Propane Partners LP....        57,450
     3,500  National Propane Partners LP....        54,469
                                              ------------
                                                   111,919
                                              ------------
            RETAIL -- SUPERMARKETS -- 0.4%
    39,500  Dominick's Supermarkets, Inc. *.     1,762,688
    32,100  Penn Traffic Co. *..............       106,331
    86,000  Ruddick Corp. ..................     1,558,750
                                              ------------
                                                 3,427,769
                                              ------------
            RETAIL/WHOLESALE -- AUTO PARTS -- 0.2%
    48,900  Discount Auto Parts, Inc. *.....     1,271,400
    41,000  Tyler Corp. *...................       425,375
                                              ------------
                                                 1,696,775
                                              ------------
            RUBBER & PLASTICS -- 0.1%
    34,300  Furon Co. ......................       621,688
                                              ------------
            SHOES & RELATED APPAREL -- 0.6%
    25,175  Barry (R.G.) Corp. *............       415,388
    49,800  Brown Group, Inc. ..............       989,775
    45,300  Converse, Inc. *................       249,150
    80,400  Stride Rite Corp. ..............     1,211,025
    29,900  Timberland Co., Class A *.......     2,150,931
                                              ------------
                                                 5,016,269
                                              ------------
            SOAP & CLEANING PREPARATIONS -- 0.2%
    54,800  Church & Dwight Co., Inc. ......     1,774,150
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            STEEL -- PIPES & TUBES -- 0.2%
    41,800  NS Group, Inc. *................  $    423,225
    31,900  Quanex Corp. ...................       966,969
    12,300  Shaw Group, Inc. *..............       319,800
                                              ------------
                                                 1,709,994
                                              ------------
            STEEL -- PRODUCERS -- 0.9%
    21,000  ACME Metals, Inc. *.............       105,000
   197,600  Armco, Inc. *...................     1,259,700
     2,600  Atchison Casting Corp. *........        46,475
    48,900  Birmingham Steel Corp. .........       605,138
    36,000  Carpenter Technology............     1,809,000
    31,300  Lone Star Technologies, Inc. *..       477,325
    78,800  National Steel Corp. ...........       935,750
    50,200  Rouge Industries, Inc. .........       640,050
    76,700  Weirton Steel Corp. *...........       282,831
    55,800  WHX Corp. *.....................       718,425
                                              ------------
                                                 6,879,694
                                              ------------
            STEEL -- SPECIALTY -- 0.3%
    88,900  J & L Specialty Steel, Inc. ....       527,844
    60,000  Oregon Steel Mills, Inc. .......     1,117,499
    33,630  RMI Titanium Co. *..............       765,083
                                              ------------
                                                 2,410,426
                                              ------------
            TELECOMMUNICATIONS -- CELLULAR -- 0.1%
    70,300  American Mobile Satellite
            Corp. * ........................       685,425
                                              ------------
            TELECOMMUNICATIONS -- EQUIPMENT -- 1.3%
    37,200  C-Cor Electronics, Inc. *.......       706,800
    27,600  Centigram Communications
            Corp. *.........................       310,500
    35,550  Davox Corp. *...................       777,656
    57,300  InterVoice, Inc. *..............     1,017,075
    69,400  Network Equipment Technologies,
            Inc. *..........................     1,088,713
    57,800  Plantronics, Inc. *.............     2,976,699
    51,100  Superior Telecom, Inc. .........     2,127,037
    20,300  Tech-Sym Corp. *................       564,594
    31,200  Telco Systems, Inc. *...........       442,650
   100,500  Telular Corp. *.................       194,719
    45,900  Titan Corp. *...................       275,400
                                              ------------
                                                10,481,843
                                              ------------
            TELECOMMUNICATIONS -- SERVICES AND
            EQUIPMENT -- 0.3%
    62,700  Mastec, Inc. *..................     1,496,963
    50,500  Smartalk Teleservices, Inc. *...       735,406
                                              ------------
                                                 2,232,369
                                              ------------
            TEXTILE -- APPAREL -- 1.2%
    63,000  Authentic Fitness Corp. ........       996,188
   104,300  Burlington Industries, Inc. *...     1,466,718
    66,500  Delta Woodside Industries,
            Inc. ...........................       344,969
     8,000  Donna Karan International,
            Inc. *..........................       117,500
    37,700  Guess ?, Inc. *.................       186,144
    82,700  Hartmarx Corp. *................       625,419
    57,650  Kellwood Co. ...................     2,060,987

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            TEXTILE -- APPAREL (CONTINUED)
    24,700  Oxford Industries, Inc. ........  $    862,956
    75,900  Phillips-Van Heusen Corp. ......     1,119,525
    33,500  St. John Knits, Inc. ...........     1,293,937
    81,000  Tultex Corp. *..................       197,438
                                              ------------
                                                 9,271,781
                                              ------------
            TEXTILE -- HOME FURNISHINGS -- 0.2%
    34,013  Pillowtex Corp. ................     1,364,772
                                              ------------
            TEXTILE -- PRODUCTS -- 0.4%
    46,900  Collins & Aikman Corp. *........       348,819
    75,300  Cone Mills Corp. *..............       649,463
     4,800  Culp, Inc. .....................        62,100
    38,500  Dyersburg Corp. ................       223,781
    20,700  Galey & Lord, Inc. *............       307,913
    47,550  Guilford Mills, Inc. ...........       950,999
    74,900  Polymer Group, Inc. *...........       870,713
                                              ------------
                                                 3,413,788
                                              ------------
            TOBACCO -- 0.4%
    38,300  Brooke Group, Ltd. .............       430,875
    60,700  Consolidated Cigar Holdings,
            Inc. *..........................       743,575
    10,100  General Cigar Holdings *........        99,738
    53,346  General Cigar Holdings, Inc.-
            Class B *.......................       526,792
    45,100  Schweitzer-Mauduit
            International...................     1,307,899
    25,740  Standard Commercial Corp. *.....       283,140
                                              ------------
                                                 3,392,019
                                              ------------
            TOOLS -- HAND HELD -- 0.2%
    35,200  Toro Co. .......................     1,205,600
                                              ------------
            TOYS/GAME/HOBBY -- 0.1%
    49,700  Galoob (Lewis) Toys, Inc. *.....       497,000
    10,900  Toy Biz, Inc. *.................       100,825
                                              ------------
                                                   597,825
                                              ------------
            TRANSPORTATION -- 0.3%
    29,100  Coach USA, Inc. *...............     1,327,688
   129,900  OMI Corp. *.....................     1,039,200
                                              ------------
                                                 2,366,888
                                              ------------
            TRANSPORTATION -- AIR FREIGHT -- 0.3%
    20,600  Airnet Systems, Inc. *..........       332,175
    22,700  Atlas Air, Inc. *...............       767,544
    58,900  Pittston Burlington Group.......       916,631
                                              ------------
                                                 2,016,350
                                              ------------
            TRANSPORTATION -- AIRLINE -- 0.4%
    31,900  Alaska Airgroup, Inc. *.........     1,740,543
    57,800  America West Holding Corp.--
            Class B *.......................     1,650,913
     5,550  Midwest Express Holdings........       200,841
                                              ------------
                                                 3,592,297
                                              ------------
            TRANSPORTATION -- EQUIPMENT &
            LEASING -- 1.0%
    43,000  Greenbrier Cos., Inc. ..........       741,750
    71,250  Interpool, Inc. ................     1,028,672
     6,700  Motivepower Industries, Inc. *..       164,150

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            TRANSPORTATION -- EQUIPMENT &
            LEASING (CONTINUED)
   166,650  Rollins Truck Leasing Corp. ....  $  2,093,541
    82,800  Westinghouse Air Brake Co. .....     2,183,850
    26,000  Xtra Corp.......................     1,573,000
                                              ------------
                                                 7,784,963
                                              ------------
            TRANSPORTATION -- RAILROAD -- 0.2%
    50,400  Florida East Coast Industries...     1,474,200
                                              ------------
            TRANSPORTATION -- SHIPPING -- 0.1%
    12,990  Marine Transport Corp. *........        52,772
    43,600  Overseas Shipholding Group......       888,350
                                              ------------
                                                   941,122
                                              ------------
            TRAVEL SERVICES -- 0.1%
    26,800  Sabre Group Holdings, Inc. *....     1,018,400
                                              ------------
            UTILITIES -- ELECTRIC POWER -- 2.2%
    39,900  Black Hills Corp. ..............       917,700
     5,900  Calpine Corp. *.................       119,106
    34,400  Central Hudson Gas & Electric
            Corp. ..........................     1,578,100
    55,200  Central Maine Power Co. ........     1,076,400
    31,500  Central Vermont Public Service
            Corp. ..........................       470,531
    28,200  CILCORP, Inc. ..................     1,353,600
    31,700  Cleco Corp. ....................       943,075
    41,600  Commonwealth Energy Systems
            Co. ............................     1,570,400
    21,000  Eastern Utilities Association...       551,250
    35,200  Empire District Electric Co. ...       734,800
    64,681  Interstate Energy Corp. ........     2,102,132
    37,800  Northwestern Corp. .............       945,000
    25,900  Orange & Rockland Utilities.....     1,390,506
    64,200  Public Service New Mexico.......     1,456,538
    31,000  TNP Enterprises, Inc. ..........       957,125
    70,320  UniSource Energy Corp. *........     1,107,540
    34,000  WPS Resources Corp. ............     1,115,625
                                              ------------
                                                18,389,428
                                              ------------
            UTILITIES -- GAS DISTRIBUTION -- 2.3%
    33,150  Atmos Energy Corp. .............     1,011,075
    25,800  Bay State Gas Co. ..............       988,463
    25,400  Connecticut Energy Corp. .......       708,025
    29,900  Connecticut Natural Gas Corp. ..       702,650
    22,400  Eastern Enterprises.............       960,400
    59,200  Energen Corp. ..................     1,191,400
    48,500  Indiana Energy, Inc. ...........     1,448,938
    39,400  Laclede Gas Co. ................       965,300
    40,800  New Jersey Resources Corp. .....     1,456,049
    11,750  North Carolina Natural Gas......       298,156
    31,200  NUI Corp. ......................       793,650
    38,900  Public Service Co. of North
            Carolina........................       846,075
    30,200  South Jersey Industries, Inc. ..       834,275
    35,605  Southern Union Co. *............     1,148,261
    54,900  Southwest Gas Corp. ............     1,341,619
    69,500  Southwestern Energy Co. ........       638,531
    34,800  UGI Corp. ......................       865,650

                                   Continued

                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            UTILITIES -- GAS DISTRIBUTION (CONTINUED)
    53,600  Wicor, Inc. ....................  $  1,239,500
    29,400  Yankee Energy System, Inc. .....       723,975
                                              ------------
                                                18,161,992
                                              ------------
            UTILITIES -- WATER SUPPLY -- 0.5%
    19,600  Aquarion Co. ...................       670,075
    43,700  Philadelphia Suburban Corp. ....       955,938
    22,500  Southern California Water *.....       610,313
    76,600  United Water Resources, Inc. ...     1,378,799
                                              ------------
                                                 3,615,125
                                              ------------
            WHOLESALE DISTRIBUTION -- 0.0%
     3,300  Aviation Sales Co. *............       130,763
                                              ------------
            WIRE & CABLE PRODUCTS -- 0.5%
     6,900  Alpine Group, Inc. *............       143,175
    40,700  Barnes Group, Inc. .............     1,101,444
    37,100  Belden, Inc. ...................     1,136,188
    67,400  General Cable Corp. *...........     1,946,174
                                              ------------
                                                 4,326,981
                                              ------------
            TOTAL COMMON STOCKS.............   787,644,839
                                              ------------
            (Cost $619,890,235)
INVESTMENT COMPANIES -- 2.7%
10,872,568  Dreyfus Cash Management Money
            Market Fund.....................    10,872,568
10,885,705  Federated Prime Value
            Obligations Money Market Fund...    10,885,705
                                              ------------
            TOTAL INVESTMENT COMPANIES......    21,758,273
                                              ------------
            (Cost $21,758,273)
RIGHTS -- FOREIGN -- 0.0%
            STEEL -- PRODUCERS -- 0.0%
    99,400  WCI Steel, Inc.--Escrow A/C.....             0
                                              ------------
            TOTAL RIGHTS -- FOREIGN.........             0
                                              ------------
            (Cost $0)

PRINCIPAL                                        MARKET
  AMOUNT                                         VALUE
---------                                        ------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%
  $840,000  U.S. Treasury Bill, Discount
            Note, 9/24/98...................  $    830,399
                                              ------------
            TOTAL U.S. GOVERNMENT
            OBLIGATIONS.....................       830,399
                                              ------------
            (Cost $830,480)
TOTAL INVESTMENTS -- 101.2%.................   810,233,511
(Cost $642,478,988) (a)
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 1.2%............................    (9,626,758)
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $800,606,753
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation                 $218,556,030
       Unrealized depreciation                  (50,801,507)
                                               ------------
       Net unrealized appreciation             $167,754,523
                                               ============

(b) Security has been deposited as initial margin on open futures contract

* Non-income producing security

At June 30, 1998 the Fund's open future contracts were as follows:

  # OF           OPENING          CURRENT       MARKET
CONTRACTS     CONTRACT TYPE      POSITION        VALUE
---------   ------------------  -----------   -----------
   42       Standard & Poor's   $11,724,995   $12,001,500
               500, 9/17/98

                       See Notes to Financial Statements.

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS -- 97.2%
           AUSTRALIA -- 2.0%
           BANKING -- 0.5%
  106,087  National Australia Bank Ltd......  $  1,399,285
  142,912  Westpac Banking Corp., Ltd.......       871,704
                                              ------------
                                                 2,270,989
                                              ------------
           BEVERAGES & TOBACCO -- 0.1%
   70,676  Coca-Cola Amatil Ltd.............       458,798
                                              ------------
           BREWERY -- 0.1%
  178,336  Fosters Brewing Group Ltd........       419,650
                                              ------------
           BROADCASTING & PUBLISHING -- 0.2%
  147,083  News Corp., Ltd..................     1,200,445
                                              ------------
           BUILDING PRODUCTS -- 0.1%
  107,742  Boral Ltd........................       202,158
   34,780  Hardie (James) Industries Ltd....        97,134
   80,788  Pioneer International Ltd........       192,607
                                              ------------
                                                   491,899
                                              ------------
           CHEMICALS -- 0.0%
   22,970  ICI Australia Ltd................       135,840
                                              ------------
           CLOSED END FUNDS -- 0.0%
   29,241  Stockland Trust Group............        66,816
                                              ------------
           DIVERSIFIED  -- 0.0%
   16,044  Smith (Howard) Ltd...............        94,384
   54,495  Southcorp Holdings Ltd...........       158,268
                                              ------------
                                                   252,652
                                              ------------
           ENERGY -- 0.2%
  156,213  Broken Hill Proprietary Co.,
           Ltd..............................     1,320,426
                                              ------------
           ENGINEERING -- 0.0%
   22,400  Leighton Holdings Ltd............        78,441
                                              ------------
           ENTERTAINMENT -- 0.0%
   62,916  Crown Ltd.*......................        18,896
   40,300  Sydney Harbour Casino Holdings
           Ltd.*............................        23,458
   26,100  TABCORP Holdings Ltd.............       133,339
                                              ------------
                                                   175,693
                                              ------------
           FOOD PRODUCTS -- 0.0%
   39,301  Burns, Philp & Co., Ltd.*........         3,164
  109,142  Goodman Fielder Ltd..............       158,827
                                              ------------
                                                   161,991
                                              ------------
           GAS UTILITY -- 0.0%
   25,513  Australian Gas Light Co., Ltd....       159,569
                                              ------------
           INDUSTRIAL GOODS & SERVICES -- 0.1%
   91,818  CSR Ltd..........................       264,959
   88,700  Pacific Dunlop Ltd...............       143,360
                                              ------------
                                                   408,319
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           AUSTRALIA (CONTINUED)
           INSURANCE -- 0.0%
   53,350  GIO Australia Holdings Ltd.......  $    136,905
   32,565  QBE Insurance Group Ltd..........       114,945
                                              ------------
                                                   251,850
                                              ------------
           MANUFACTURING-CAPITAL GOODS -- 0.0%
   26,212  Email Ltd........................        45,449
                                              ------------
           METALS -- 0.0%
  145,238  M.I.M. Holdings Ltd..............        70,152
   15,796  RGC Ltd..........................        15,651
                                              ------------
                                                    85,803
                                              ------------
           METALS & MINING -- 0.2%
   68,058  Australian National Industries
           Ltd..............................        39,195
   16,431  Great Central Mines Ltd..........        15,669
    3,978  Homestake Mining Co..............        38,182
   17,377  Newcrest Mining Ltd..*...........        21,306
  146,141  Normandy Mining Ltd..............       119,457
   62,696  North Ltd........................       128,897
   49,377  QCT Resources Ltd................        32,717
   29,836  Rio Tinto Ltd....................       354,737
  104,971  WMC Ltd..........................       315,915
                                              ------------
                                                 1,066,075
                                              ------------
           OIL & GAS -- 0.0%
   52,241  Santos Ltd.......................       161,751
                                              ------------
           PACKAGING -- 0.0%
   58,093  Amcor Ltd........................       254,336
                                              ------------
           PHARMACEUTICALS -- 0.0%
   10,510  Faulding (F.H.) & Co., Ltd.......        47,934
                                              ------------
           REAL ESTATE -- 0.2%
  109,430  General Property Trust Units.....       176,865
   24,706  Lend Lease Corp., Ltd............       499,517
  104,347  Westfield Trust Units............       200,312
                                              ------------
                                                   876,694
                                              ------------
           REAL ESTATE INVESTMENT TRUST -- 0.0%
   14,411  Schroders Property Fund..........        21,775
                                              ------------
           RETAIL STORES -- 0.1%
  115,528  Coles Myer Ltd...................       450,705
                                              ------------
           SERVICES -- 0.1%
   20,119  Brambles Industries Ltd..........       394,814
                                              ------------
           TOBACCO -- 0.0%
    8,400  Rothmans Holdings Ltd............        51,653
                                              ------------
                                                11,310,367
                                              ------------
           AUSTRIA -- 0.7%
           AIRLINES -- 0.0%
    4,100  Austrian Airlines*...............       134,955
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           AUSTRIA (CONTINUED)
           BANKING -- 0.2%
   10,550  Bank Austria AG..................  $    858,106
      100  Bank Austria AG, Participating
           Certificates.....................         7,182
                                              ------------
                                                   865,288
                                              ------------
           BEVERAGES & TOBACCO -- 0.0%
    3,100  Oesterreichische
           Brau-Beteiligungs AG.............       183,085
                                              ------------
           BUILDING PRODUCTS -- 0.1%
    1,433  Wienerberger Baustoffindustrie
           AG...............................       346,655
                                              ------------
           CHEMICALS -- 0.0%
      600  Lenzing AG *.....................        45,830
                                              ------------
           CONSTRUCTION -- 0.0%
    1,455  Bau Holding AG*..................        82,495
                                              ------------
           ELECTRIC UTILITY -- 0.1%
    4,769  Oesterreichische
           Elektrizitaetswirtschafts AG,
           Class A..........................       570,822
                                              ------------
           ELECTRICAL EQUIPMENT -- 0.0%
    1,000  Austria Mikro Systeme
           International AG.................        67,722
                                              ------------
           ENGINEERING -- 0.1%
    2,400  VA Technologie AG................       298,606
                                              ------------
           INSURANCE -- 0.1%
    1,180  EA-Generali AG...................       346,594
                                              ------------
           MANUFACTURING-CONSUMER GOODS -- 0.0%
      100  Steyr-Daimler-Puch AG............         2,740
                                              ------------
           METALS & MINING -- 0.0%
    2,575  Radex-Heraklith
           Industriebeteiligungs AG.........       124,705
                                              ------------
           OIL & GAS -- 0.1%
    4,240  OMV AG...........................       567,937
                                              ------------
           PAPER PRODUCTS -- 0.0%
    1,900  Mayr-Melnhof Karton AG...........       124,183
                                              ------------
           STEEL -- 0.0%
    1,800  Boehler-Uddeholm AG..............       118,923
                                              ------------
           TRANSPORTATION -- 0.0%
    3,300  Flughafen Wien AG................       158,256
                                              ------------
                                                 4,038,796
                                              ------------
           BELGIUM -- 1.4%
           BANKING -- 0.3%
    1,116  Generale de Banque SA............       828,527
   12,520  Kredietbank NV...................     1,120,441
                                              ------------
                                                 1,948,968
                                              ------------
           BUILDING PRODUCTS -- 0.0%
    1,925  Cimenteries CBR Cementbedrijven..       215,728
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           BELGIUM (CONTINUED)
           CHEMICALS -- 0.1%
    8,510  Solvay SA........................  $    674,671
                                              ------------
           ELECTRIC UTILITY -- 0.2%
    5,840  Tractebel........................       855,361
                                              ------------
           ENERGY -- 0.1%
    1,897  PetroFina SA.....................       778,733
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.2%
    3,800  Electrabel SA....................     1,077,398
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.1%
    2,000  Groupe Bruxelles Lambert SA......       403,655
                                              ------------
           INSURANCE -- 0.2%
    2,900  Fortis AG........................       740,392
    1,350  Royale Belge.....................       513,370
                                              ------------
                                                 1,253,762
                                              ------------
           MERCHANDISING -- 0.1%
    4,400  Delhaize-Le Lion SA..............       307,444
                                              ------------
           TECHNOLOGY -- 0.1%
    1,000  Barco NV.........................       279,495
                                              ------------
           TRANSPORTATION -- 0.0%
    1,422  Union Miniere SA*................        87,896
                                              ------------
                                                 7,883,111
                                              ------------
           DENMARK -- 1.0%
           BANKING & FINANCE -- 0.2%
    4,147  Den Danske Bank..................       497,494
    4,193  Unidanmark AS, Class A...........       376,802
                                              ------------
                                                   874,296
                                              ------------
           BEVERAGES & TOBACCO -- 0.1%
    2,760  Carlsberg AS, Class A*...........       200,668
    2,305  Carlsberg AS, Class B*...........       167,587
                                              ------------
                                                   368,255
                                              ------------
           COMMERCIAL SERVICES -- 0.0%
    2,390  ISS International Service System
           AS, Series B*....................       139,014
                                              ------------
           ENGINEERING -- 0.0%
    3,615  FLS Industries AS, Class B.......        91,991
                                              ------------
           FOOD PRODUCTS -- 0.1%
    4,795  Danisco AS.......................       322,130
                                              ------------
           PHARMACEUTICALS -- 0.2%
    6,946  Novo Nordisk AS, Class B.........       957,510
                                              ------------
           TELECOMMUNICATIONS -- 0.2%
   11,300  Tele Danmark AS, Class B.........     1,084,482
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           DENMARK (CONTINUED)
           TRANSPORTATION & SHIPPING -- 0.2%
       85  D/S 1912, Class B................  $    729,241
       60  D/S Svendborg AS, Class B........       732,876
                                              ------------
                                                 1,462,117
                                              ------------
                                                 5,299,795
                                              ------------
           FINLAND -- 0.9%
           BANKING & FINANCE -- 0.1%
   57,106  Merita Ltd., Class A.............       376,787
                                              ------------
           CHEMICALS -- 0.0%
    8,900  Kemira...........................        91,977
                                              ------------
           DIVERSIFIED -- 0.0%
      800  Amer Group Ltd.*.................        15,456
    1,500  Instrumentarium Group, Series B..        95,690
                                              ------------
                                                   111,146
                                              ------------
           ENGINEERING -- 0.0%
    5,500  Metra AB.........................       180,443
                                              ------------
           FOOD PRODUCTS -- 0.0%
    5,200  Cultor-Series 1..................        83,405
    4,400  Cultor-Series 2..................        71,375
                                              ------------
                                                   154,780
                                              ------------
           FOREST PRODUCTS -- 0.1%
   18,660  UPM-Kymmene Corp.................       513,564
                                              ------------
           INSURANCE -- 0.0%
      800  Pohjola Insurance Group, Class B.        39,807
    4,300  Sampo Insurance Co...............       203,773
                                              ------------
                                                   243,580
                                              ------------
           MACHINERY & EQUIPMENT -- 0.0%
      500  Kone Corp.-Class B...............        70,172
                                              ------------
           METALS -- 0.0%
    8,700  Outokumpu........................       111,000
                                              ------------
           RETAIL-GENERAL MERCHANDISE -- 0.0%
    6,300  Kesko............................        99,326
    2,250  Stockmann AB-B Share.............        52,493
                                              ------------
                                                   151,819
                                              ------------
           TELECOMMUNICATIONS -- 0.6%
   30,600  Nokia-Class A....................     2,250,458
   11,000  Nokia-Class K....................       809,991
                                              ------------
                                                 3,060,449
                                              ------------
                                                 5,065,717
                                              ------------
           FRANCE -- 8.0%
           ADVERTISING -- 0.0%
        3  Havas SA.........................           255
                                              ------------
           APPLIANCES & HOUSEHOLD PRODUCTS -- 0.0%
    3,050  Moulinex*........................        79,150
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           FRANCE (CONTINUED)
           AUTO PARTS -- 0.1%
    7,267  Valeo SA.........................  $    742,803
                                              ------------
           AUTOMOTIVE -- 0.1%
    3,662  PSA Peugeot Citroen..............       787,393
                                              ------------
           BANKING -- 0.8%
   14,674  Banque Nationale de Paris........     1,198,962
   11,664  Paribas..........................     1,248,192
    6,847  Societe Generale.................     1,423,526
                                              ------------
                                                 3,870,680
                                              ------------
           BEVERAGES & TOBACCO -- 0.3%
    6,120  LVMH (Moet Hennessy Louis
           Vuitton).........................     1,224,804
    5,400  Pernod Ricard....................       374,229
                                              ------------
                                                 1,599,033
                                              ------------
           BROADCASTING/CABLE -- 0.1%
    3,136  Canal Plus.......................       586,117
                                              ------------
           BUILDING PRODUCTS -- 0.2%
    1,195  Imetal SA........................       164,247
    6,721  Lafarge SA.......................       694,774
                                              ------------
                                                   859,021
                                              ------------
           CHEMICALS -- 0.4%
    5,932  L'Air Liquide....................       981,160
   24,814  Rhone-Poulenc SA.................     1,399,526
                                              ------------
                                                 2,380,686
                                              ------------
           COMMERCIAL SERVICES -- 0.1%
    2,840  Sodexho SA.......................       536,901
                                              ------------
           CONSTRUCTION -- 0.0%
    1,466  Bouygues.........................       266,236
                                              ------------
           DEFENSE -- 0.1%
      200  Sagem SA.........................       155,606
   12,325  Thomson CSF......................       468,861
                                              ------------
                                                   624,467
                                              ------------
           DIVERSIFIED -- 0.1%
      498  Chargeurs International SA.......        41,143
   12,106  Lagardere SCA....................       503,980
    1,350  Nord-Est SA......................        29,697
                                              ------------
                                                   574,820
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.6%
   10,437  Alcatel Alsthom..................     2,125,022
    2,100  Legrand SA.......................       555,737
   10,800  Schneider SA.....................       861,174
                                              ------------
                                                 3,541,933
                                              ------------
           ENERGY -- 0.9%
   17,367  Elf Aquitane SA..................     2,441,594
   15,800  Total SA, Class B................     2,054,042
                                              ------------
                                                 4,495,636
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           FRANCE (CONTINUED)
           ENGINEERING -- 0.0%
      200  Groupe Gtm.......................  $     20,774
                                              ------------
           FINANCE -- 0.5%
   11,988  Compagnie Generale des Eaux......     2,559,781
      523  CPR (Compagnie Parisenne de
           Reescompte)......................        42,127
      844  Credit National..................        53,046
      192  Eurafrance*......................       120,674
                                              ------------
                                                 2,775,628
                                              ------------
           FOOD & HOUSEHOLD PRODUCTS -- 0.1%
    2,600  Eridania Beghin-Say SA...........       574,096
                                              ------------
           FOOD PRODUCTS -- 0.3%
    5,121  Groupe Danone....................     1,411,953
                                              ------------
           HEALTH & PERSONAL CARE -- 0.6%
    4,266  L'OREAL..........................     2,372,889
    7,623  Sanofi SA........................       896,448
                                              ------------
                                                 3,269,337
                                              ------------
           INDUSTRIAL GOODS & SERVICES -- 0.1%
    9,690  Michelin Class B, Registered.....       559,344
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.3%
    8,780  Lyonnaise des Eaux SA............     1,444,932
                                              ------------
           INSURANCE -- 0.4%
   21,000  Axa-UAP..........................     2,361,881
                                              ------------
           LEISURE -- 0.1%
    2,650  Accor SA.........................       741,611
      541  Club Mediterranee SA*............        46,709
                                              ------------
                                                   788,320
                                              ------------
           MACHINE -- DIVERSIFIED -- 0.0%
    1,600  Sidel SA.........................       116,440
                                              ------------
           MEDIA -- 0.0%
      498  Pathe SA.........................        97,606
                                              ------------
           MEDICAL SUPPLIES -- 0.0%
      500  Essilor International............       211,461
                                              ------------
           MERCHANDISING -- 0.9%
    2,639  Carrefour SA.....................     1,669,555
    6,600  Etablissements Economiques du
           Casino Guichard-Perrachon........       527,037
    1,577  Pinault-Printemps-Redoute SA.....     1,319,812
    1,450  Promodes.........................       803,420
                                              ------------
                                                 4,319,824
                                              ------------
           MISCELLANEOUS MATERIALS & COMMODITIES -- 0.2%
    6,333  Compagnie de Saint Gobain........     1,174,208
                                              ------------
           OFFICE EQUIPMENT & SERVICES -- 0.1%
    5,700  Bic..............................       405,390
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           FRANCE (CONTINUED)
           OIL & GAS -- 0.0%
       50  Cie Gen Geophysiq*...............  $      7,335
    1,300  Primagaz Cie.....................       114,174
                                              ------------
                                                   121,509
                                              ------------
           REAL ESTATE -- 0.1%
    2,600  SEFIMEG..........................       188,355
      918  Simco SA.........................        75,310
      800  Unibail..........................       103,473
      572  Union Immobiliere de France......        45,128
                                              ------------
                                                   412,266
                                              ------------
           RETAIL -- SPECIAL LINE -- 0.0%
      352  Comptoirs Modernes...............       183,393
                                              ------------
           STEEL -- 0.1%
   25,100  Unisor Sacilor SA................       387,749
                                              ------------
           TELECOMMUNICATIONS -- SERVICES &
           EQUIPMENT -- 0.4%
   35,000  France Telecom*..................     2,413,981
                                              ------------
           TEXTILE PRODUCTS -- 0.0%
    1,050  Dollfus-Mieg & Cie*..............        28,308
                                              ------------
           TOBACCO -- 0.0%
    3,200  SEITA............................       145,021
                                              ------------
                                                44,168,552
                                              ------------
           GERMANY -- 10.0%
           AIRLINES -- 0.1%
   28,980  Lufthansa AG*....................       727,296
                                              ------------
           AUTOMOTIVE -- 1.2%
   39,170  Daimler-Benz AG..................     3,840,975
      761  MAN AG*..........................       295,962
    2,447  Volkswagen AG....................     2,352,058
                                              ------------
                                                 6,488,995
                                              ------------
           BANKING -- 1.8%
   54,840  Bayer AG.........................     2,828,536
   23,028  Bayerische Vereinsbank AG........     1,958,300
   40,260  Deutsche Bank AG.................     3,409,211
   37,160  Dresdner Bank AG.................     2,003,102
                                              ------------
                                                10,199,149
                                              ------------
           BANKING & FINANCE -- 0.2%
   19,520  Bayerische Hypotheken-und
           Weschel-Bank AG..................     1,237,145
                                              ------------
           BUILDING PRODUCTS -- 0.1%
    4,070  Heidelberger Zement AG...........       385,572
                                              ------------
           CHEMICALS -- 0.5%
   46,780  BASF AG..........................     2,215,853
    7,120  Degussa AG.......................       438,237
                                              ------------
                                                 2,654,090
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           GERMANY (CONTINUED)
           CLOTHING -- 0.1%
    3,500  Adidas AG........................  $    604,975
                                              ------------
           COMPUTER SOFTWARE -- 0.5%
    4,700  SAP AG...........................     2,851,193
                                              ------------
           CONSTRUCTION -- 0.0%
    4,730  Hochtief AG......................       226,669
                                              ------------
           DIVERSIFIED -- 0.8%
    1,231  Preussag AG......................       439,196
   37,390  VEBA AG..........................     2,547,858
    2,007  Viag AG..........................     1,356,506
                                              ------------
                                                 4,343,560
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.5%
   43,470  Siemens AG.......................     2,644,275
                                              ------------
           ENGINEERING -- 0.5%
    2,040  AGIV-AG*.........................        56,057
    2,970  Bilfinger & Berger Bau AG........       100,863
   27,820  Mannesmann AG....................     2,822,020
                                              ------------
                                                 2,978,940
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.3%
   25,650  RWE AG *.........................     1,520,498
                                              ------------
           HEALTH & PERSONAL CARE -- 0.1%
    7,860  Beiersdorf AG, Series ABC........       500,331
                                              ------------
           HEALTH CARE -- 0.1%
    5,300  Schering AG......................       624,537
                                              ------------
           INSURANCE -- 1.7%
    1,780  Aachener & Muenchener............       208,074
   17,070  Allianz AG.......................     5,626,847
    3,660  Amb Aachener & Muenchener........       427,634
    6,045  Muenchener Rueckver..............     2,997,326
                                              ------------
                                                 9,259,881
                                              ------------
           MACHINERY & EQUIPMENT -- 0.1%
    3,830  Kloeckner-Humbolt-Deutz AG*......        44,559
      636  Linde AG.........................       445,720
                                              ------------
                                                   490,279
                                              ------------
           METALS & MINING -- 0.1%
    2,480  FAG Kugelfischer Georg Schaefer
           AG...............................        36,959
    2,734  Thyssen AG.......................       692,196
                                              ------------
                                                   729,155
                                              ------------
           PHARMACEUTICALS -- 0.1%
   13,100  Merck KGaA.......................       585,679
                                              ------------
           RETAIL STORES -- 0.3%
      791  Karstadt AG......................       382,127
   17,073  Metro AG*........................     1,035,711
                                              ------------
                                                 1,417,838
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           GERMANY (CONTINUED)
           RETAIL -- GENERAL MERCHANDISE -- 0.0%
    1,630  Douglas Holding AG...............  $     86,239
                                              ------------
           TELECOMMUNICATIONS -- 0.8%
  158,800  Deutsche Telekom AG..............     4,284,440
                                              ------------
           TIRE & RUBBER -- 0.0%
    4,870  Continental AG...................       151,628
                                              ------------
                                                54,992,364
                                              ------------
           HONG KONG -- 1.8%
           AIRLINES -- 0.0%
   12,600  Hong Kong Aircraft Engineering
           Co., Ltd.........................        19,513
                                              ------------
           BANKING -- 0.2%
  356,630  Bank of East Asia Ltd.*..........       386,612
  108,800  Hang Seng Bank Ltd...............       615,008
                                              ------------
                                                 1,001,620
                                              ------------
           BANKING & FINANCE -- 0.0%
   14,695  Wing Lung Bank...................        34,137
                                              ------------
           BROADCASTING & PUBLISHING -- 0.0%
   96,000  South China Morning Post Holdings
           Ltd..............................        46,150
   25,000  Television Broadcasts Ltd........        66,141
                                              ------------
                                                   112,291
                                              ------------
           DISTRIBUTION -- 0.0%
   18,000  Dickson Concepts International...        25,088
                                              ------------
           DIVERSIFIED -- 0.1%
   94,500  Swire Pacific Ltd., Class A......       356,727
  250,000  Wharf Holdings Ltd...............       246,820
                                              ------------
                                                   603,547
                                              ------------
           ELECTRIC UTILITY -- 0.1%
  141,400  CLP Holdings Ltd.................       644,173
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.1%
  161,700  Johnson Electric Holdings Ltd....       598,922
                                              ------------
           ELECTRICAL EQUIPMENT -- 0.0%
   65,000  Elec & Eltek International
           Holdings Ltd.....................        12,415
                                              ------------
           GAS UTILITY -- 0.1%
  383,075  Hong Kong & China Gas Co., Ltd...       435,055
                                              ------------
           HOTELS & LODGING -- 0.0%
   65,500  Hong Kong & Shanghai Hotels Ltd..        32,756
   33,000  Miramar Hotel & Investment Ltd...        28,960
  218,714  Regal Hotels International.......        26,251
                                              ------------
                                                    87,967
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.3%
  282,000  Hutchison Whampoa Ltd............     1,488,506
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           HONG KONG (CONTINUED)
           MANUFACTURING -- CONSUMER GOODS -- 0.0%
   20,000  Varitronix International Ltd.....  $     40,007
                                              ------------
           PRINTING & PUBLISHING -- 0.0%
  127,500  Oriental Press Group Ltd.........        11,847
                                              ------------
           REAL ESTATE -- 0.4%
  133,000  Cheung Kong Holdings Ltd. .......       653,965
  108,000  Chinese Estates Ltd. ............        18,816
  241,000  Hopewell Holdings Ltd. ..........        25,815
  332,000  Hysan Development Co., Ltd. .....       274,218
   26,000  Kumagai Gumi (Hong Kong).........        10,821
  116,525  New World Development Co., Ltd. .       225,574
  384,000  Shangri-La Asia Ltd. ............       247,787
  773,796  Sino Land Company................       269,630
  133,695  Sun Hung Kai Properties Ltd. ....       567,661
   43,270  Tai Cheung Holdings Ltd. ........        10,498
                                              ------------
                                                 2,304,785
                                              ------------
           REAL ESTATE INVESTMENT TRUST -- 0.1%
  455,100  Hang Lung Development Co. .......       452,247
                                              ------------
           RETAIL STORES -- 0.0%
   50,000  Giordano International Ltd. .....        10,131
                                              ------------
           TELECOMMUNICATIONS -- 0.2%
  677,343  Hong Kong Telecommunications
           Ltd. ............................     1,271,891
                                              ------------
           TRANSPORTATION -- 0.1%
1,092,000  Cathay Pacific Airways...........       768,064
  109,859  Shun Tak Holdings Ltd. ..........        10,775
                                              ------------
                                                   778,839
                                              ------------
                                                 9,932,981
                                              ------------
           IRELAND -- 0.2%
           BANKING -- 0.2%
   33,900  Allied Irish Banks...............       489,399
                                              ------------
           BUILDING PRODUCTS -- 0.0%
   15,100  C.R.H. PLC.......................       214,201
                                              ------------
           CONSUMER GOODS & SERVICES -- 0.0%
   29,000  Waterford Wedgewood..............        37,619
                                              ------------
           DIVERSIFIED -- 0.0%
    3,200  DCC PLC..........................        28,566
                                              ------------
           FINANCE -- 0.0%
    3,700  Irish Permanent PLC..............        43,610
                                              ------------
           FOOD PRODUCTS -- 0.0%
   11,700  Fyffes PLC.......................        28,396
    7,600  Greencore Group..................        41,343
    6,500  Kerry Group PLC..................        89,758
                                              ------------
                                                   159,497
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           IRELAND (CONTINUED)
           INDUSTRIAL GOODS & SERVICES -- 0.0%
   43,100  Smurfit (Jefferson) Group........  $    128,050
                                              ------------
           INSURANCE -- 0.0%
   12,500  Irish Life PLC...................       115,074
                                              ------------
           MEDIA -- 0.0%
    9,800  Independent Newspapers PLC.......        52,627
                                              ------------
           OIL & GAS -- 0.0%
    9,100  Tullow Oil.......................        16,501
                                              ------------
           PRINTING & PUBLISHING -- 0.0%
    1,600  Clondalkin Group PLC.............        13,390
                                              ------------
           TRANSPORTATION & SHIPPING -- 0.0%
    1,000  Irish Continental Group PLC......        16,041
                                              ------------
                                                 1,314,575
                                              ------------
           ITALY -- 5.0%
           AGRICULTURE -- 0.0%
  130,300  Parmalat Finanziaria SpA.........       265,724
                                              ------------
           AUTO PARTS -- 0.0%
   72,520  Magneti Marelli SpA..............       159,111
                                              ------------
           AUTOMOTIVE -- 0.3%
  322,938  Fiat SpA.........................     1,413,438
   70,340  Fiat SpA di Risp.
           (Non-convertible)*...............       174,114
   90,820  Fiat SpA Preferred...............       226,086
                                              ------------
                                                 1,813,638
                                              ------------
           BANKING -- 0.9%
  157,800  Banca Commerciale Italiana.......       943,666
  136,782  Banco Ambrosiano Veneto SpA......       765,265
   59,100  Banco Ambrosiano Veneto SpA di
           Risp. (Non-convertible)..........       174,220
   20,400  Banco Popolare de Milano.........       162,392
  253,200  Credito Italiano SpA.............     1,325,434
   71,800  Istituto Bancario San Paolo di
           Torino...........................     1,036,072
   12,523  Riunione Adriatica di Sicurta SpA
           di Risp., (Non-convertible)......       112,721
                                              ------------
                                                 4,519,770
                                              ------------
           BROADCASTING & PUBLISHING -- 0.1%
  103,400  Mediaset SpA.....................       659,938
                                              ------------
           BUILDING PRODUCTS -- 0.0%
    1,900  Cementir SpA.....................         2,159
   15,050  Italcementi SpA..................       135,298
      900  Italcementi SpA di Risp.
           (Non-convertible)................         3,944
                                              ------------
                                                   141,401
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           ITALY (CONTINUED)
           CHEMICALS -- 0.1%
  438,762  Montedison SpA...................  $    544,272
   12,800  Montedison SpA di Risp.
           (Non-convertible)................         9,901
   84,200  Snia BPD SpA.....................       103,263
      900  Snia BPD SpA di Risp.
           (Non-convertible)................           861
                                              ------------
                                                   658,297
                                              ------------
           ENGINEERING -- 0.0%
    7,900  Impregilo SpA*...................         6,978
                                              ------------
           FINANCE -- 0.3%
   52,800  Istituto Mobiliare Italiano SpA..       831,707
   50,370  Mediobanca SpA*..................       638,994
                                              ------------
                                                 1,470,701
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.1%
   55,800  Edison SpA.......................       447,800
                                              ------------
           GAS UTILITY -- 0.0%
   61,300  Italgas SpA......................       249,676
                                              ------------
           INSURANCE -- 0.8%
   86,263  Assicurazioni Generali*..........     2,804,985
  351,600  Istituto Nazionale delle
           Assicurazioni....................       998,892
   29,262  Riuniune Adriatici de Sicurta
           SpA..............................       381,095
   10,900  Societa Assicuratrice Industriale
           (SAI) SpA........................       139,197
                                              ------------
                                                 4,324,169
                                              ------------
           JEWELRY -- 0.0%
   25,400  Bulgari SpA......................       133,177
                                              ------------
           OFFICE EQUIPMENT & SERVICES -- 0.1%
  236,196  Olivetti SpA*....................       351,460
                                              ------------
           OIL & GAS -- 0.8%
  674,000  ENI SpA..........................     4,417,372
                                              ------------
           PAPER PRODUCTS -- 0.0%
   15,200  Burgo (Cartiere) SpA.............       121,725
                                              ------------
           PRINTING & PUBLISHING -- 0.0%
   11,400  Mondadori (Arnoldo) Editore SpA..       134,680
                                              ------------
           RETAIL STORES -- 0.0%
   18,300  La Rinascente SpA................       182,223
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           ITALY (CONTINUED)
           STEEL -- 0.0%
   10,400  Falck, Acciaierie & Ferriere
           Lombarde SpA.....................  $     67,284
                                              ------------
           TELECOMMUNICATIONS -- 1.3%
   19,400  Sirti SpA........................       105,537
  137,560  Telecom Italia Mobile SpA........       464,324
  559,460  Telecom Italia Mobile SpA di
           Risp. (Non-convertible)..........     3,421,186
  317,911  Telecom Italia SpA*..............     2,340,224
   80,060  Telecom Italia SpA--Rnc*.........       387,565
                                              ------------
                                                 6,718,836
                                              ------------
           TEXTILE PRODUCTS -- 0.1%
  160,320  Benetton Group Spa...............       332,807
    4,200  Marzotto (Gaetano) & Figli SpA...        64,032
                                              ------------
                                                   396,839
                                              ------------
           TIRE & RUBBER -- 0.1%
  145,000  Pirelli SpA......................       452,730
   10,600  Pirelli SpA di Risp.
           (Non-convertible)................        25,344
                                              ------------
                                                   478,074
                                              ------------
                                                27,718,873
                                              ------------
           JAPAN -- 24.8%
           ALUMINUM -- 0.0%
   38,000  Nippon Light Metal Co., Ltd......        43,809
                                              ------------
           APPLIANCES & HOUSEHOLD PRODUCTS -- 1.6%
  203,000  Matsushita Electric Industrial
           Co., Ltd.........................     3,261,807
   16,000  Pioneer Electronic Corp..........       305,508
  187,000  Sanyo Electric Co................       565,911
  108,000  Sharp Corp.......................       874,677
   39,000  Sony Corp........................     3,358,071
                                              ------------
                                                 8,365,974
                                              ------------
           AUTOMOTIVE -- 2.7%
    3,000  Autobacs Seven Co., Ltd..........        85,816
   93,000  Honda Motor Co., Ltd.............     3,310,300
  241,000  Nissan Motor Co., Ltd............       758,850
26,000...  Toyoda Automatic Loom Works             458,983
  367,000  Toyota Motor Corp................     9,493,316
                                              ------------
                                                14,107,265
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           BANKING -- 3.1%
   36,000  77 Bank..........................  $    300,897
  228,000  Asahi Bank Ltd...................     1,002,125
   44,000  Ashikaga Bank Ltd................        54,847
  449,000  Bank of Tokyo -- Mitsubishi Ltd..     4,752,538
  104,000  Bank of Yokohama Ltd.............       254,783
   71,000  Chiba Bank Ltd...................       245,560
  300,000  Fuji Bank Ltd....................     1,338,041
   49,000  Gunma Bank Ltd...................       331,527
   62,000  Hokuriku Bank....................        80,412
  265,000  Industrial Bank of Japan.........     1,661,202
   85,000  Joyo Bank........................       313,579
  110,000  Mitsui Trust & Banking Co., Ltd..       259,178
  359,000  Sakura Bank Ltd..................       931,224
   77,000  Shizuoka Bank....................       826,674
  305,000  Sumitomo Bank Ltd................     2,966,819
  199,000  Tokai Bank.......................     1,095,478
   18,000  Yamaguchi Bank...................       230,861
                                              ------------
                                                16,645,745
                                              ------------
           BEVERAGES & TOBACCO -- 0.3%
   46,000  Asahi Breweries Ltd..............       580,034
  101,000  Kirin Brewery Co., Ltd...........       953,345
   11,000  Takara Shuzo.....................        45,653
                                              ------------
                                                 1,579,032
                                              ------------
           BREWERY -- 0.0%
   31,000  Sapporo Breweries Ltd............       118,608
                                              ------------
           BROADCASTING & PUBLISHING -- 0.0%
   16,000  Tokyo Broadcasting System........       178,694
                                              ------------
           BUILDING PRODUCTS -- 0.1%
   52,000  Chichibu Onoda Cement Corp.......        94,045
   17,000  Nihon Cement Co., Ltd............        34,053
   21,000  Sanwa Shutter Corp...............        92,301
   23,000  Sumitomo Osaka Cement Co., Ltd...        29,499
   20,000  Tostem Corp......................       259,106
                                              ------------
                                                   509,004
                                              ------------
           CHEMICALS -- 1.3%
  138,000  Asahi Chemical Industry Co.,
           Ltd..............................       497,172
   19,000  Daicel Chemical Industries Ltd...        40,249
   72,000  Dainippon Ink & Chemicals Inc....       220,485
   27,000  Denki Kagaku Kogyo Kabushiki
           Kaisha...........................        43,578
   32,000  Kaneka Corp......................       168,318
   32,000  Konica Corp......................       144,108
  201,000  Mitsubishi Chemical Corp.........       363,519
   45,000  Mitsubishi Gas Chemical Co.......       135,858
   10,000  Nippon Shokubai Kabushiki Kaisha
           Co...............................        53,680
   50,000  Sekisui Chemical Co., Ltd........       255,791
   37,000  Shin-Etsu Chemical Co., Ltd......       639,839
   95,000  Showa Denko Kabushiki Kaisha.....        95,832
  155,000  Sumitomo Chemical Co.............       478,005

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
   89,000  Takeda Chemical Industries.......  $  2,366,322
  134,000  Toray Industries Inc.............       695,176
   54,000  Tosoh Corp.*.....................        93,771
   76,000  Ube Industries Ltd...............        98,570
                                              ------------
                                                 6,390,273
                                              ------------
           CLOTHING -- 0.0%
    5,000  Tokyo Style......................        48,997
                                              ------------
           COMMERCIAL SERVICES -- 0.0%
      100  Oyo Corp.........................         1,347
                                              ------------
           COMPUTER SOFTWARE -- 0.0%
    5,000  CSK Corp.........................        99,434
                                              ------------
           CONSTRUCTION -- 0.3%
   50,000  Daiwa House Industry Co., Ltd....       441,330
   35,000  Kumagai Gumi Co., Ltd............        25,219
   13,000  Okumura Corp.....................        45,617
   18,000  Penta-Ocean Construction.........        41,503
   68,000  Sekisui House Ltd................       526,714
   72,000  Shimizu Corp.....................       207,515
   93,000  Taisei Corp......................       201,030
                                              ------------
                                                 1,488,928
                                              ------------
           CONSUMER GOODS & SERVICES -- 0.1%
   22,000  Nippon Sheet Glass Co., Ltd......        34,716
   13,000  Shimano Inc......................       329,719
   34,000  Toto Ltd.........................       206,521
                                              ------------
                                                   570,956
                                              ------------
           COSMETICS/PERSONAL CARE -- 0.1%
   40,000  Shiseido Co., Ltd................       454,228
                                              ------------
           DATA PROCESSING & REPRODUCTION -- 0.4%
  197,000  Fujitsu Ltd......................     2,072,414
                                              ------------
           DISTRIBUTION -- 0.1%
  137,000  Itochu Corp......................       296,141
                                              ------------
           DIVERSIFIED -- 0.0%
   18,000  Yamaha Corp......................       175,091
                                              ------------
           ELECTRIC UTILITY -- 0.9%
  107,900  Kansai Electric Power Co.,
           Inc..............................     1,873,682
   47,500  Tohoku Electric Power............       699,913
  132,000  Tokyo Electric Power Co..........     2,587,023
                                              ------------
                                                 5,160,618
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.6%
   25,000  Casio Computer Co., Ltd..........       232,194
   18,000  Kyocera Corp.....................       879,346
  206,000  Mitsubishi Electric Corp.........       473,495
   35,000  Nikon Corp.......................       251,684
   25,000  Omron Corp.......................       381,886
   11,000  Rohm Co., Ltd....................     1,129,445
                                              ------------
                                                 3,348,050
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           ELECTRICAL EQUIPMENT -- 0.1%
   16,000  Alps Electric Co., Ltd...........  $    190,222
    6,000  SMC Corp.........................       456,101
   10,000  Taiyo Yuden Co., Ltd.............       106,352
                                              ------------
                                                   752,675
                                              ------------
           ELECTRONIC COMPONENTS/INSTRUMENTS -- 0.9%
    8,690  Advantest Corp...................       467,107
    8,000  Dainippon Screen Manufacturing
           Co., Ltd.........................        32,741
   22,100  Fanuc Ltd........................       764,348
    3,000  Hirose Electric Co., Ltd.........       146,341
  330,000  Hitachi Ltd......................     2,151,889
  153,000  NEC Corp.........................     1,425,435
   23,000  Yokogawa Electric Corp...........       122,636
                                              ------------
                                                 5,110,497
                                              ------------
           ELECTRONICS -- 0.0%
   13,000  Nitto Denko Corp.................       195,302
                                              ------------
           ENERGY -- 0.1%
   57,000  Cosmo Oil Co., Ltd...............       102,677
  100,000  Japan Energy Corp................       105,919
  118,000  Nippon Oil Co., Ltd..............       380,906
                                              ------------
                                                   589,502
                                              ------------
           ENGINEERING -- 0.3%
    7,000  Daito Trust Construction Co.,
           Ltd. ............................        52,960
   92,000  Kajima Corp. ....................       251,900
   18,000  Kandenko Co., Ltd. ..............       111,410
  127,000  Kawasaki Heavy Industries Ltd. ..       256,224
   25,000  Kinden Corp. ....................       302,626
   25,000  Nishimatsu Construction..........       122,492
   71,000  Obayashi Corp. ..................       300,811
                                              ------------
                                                 1,398,423
                                              ------------
           ENTERTAINMENT -- 0.0%
    1,700  Toho Co. ........................       178,838
   14,000  Tokyo Dome Corp. ................        75,657
                                              ------------
                                                   254,495
                                              ------------
           FINANCE -- 1.0%
   14,000  Acom Co., Ltd. ..................       664,769
  128,000  Daiwa Securities Co., Ltd. ......       550,607
   23,000  Higo Bank........................       103,577
  125,000  Mitsubishi Trust & Banking
           Corp. ...........................     1,061,894
  195,000  Nomura Securities Co., Ltd. .....     2,269,157
   24,000  Orient Corp. ....................        52,398
    6,000  Orix Corp. ......................       405,087
    6,000  Uni-Charm........................       222,214
  100,000  Yasuda Trust & Banking...........        93,670
                                              ------------
                                                 5,423,373
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           FOOD & HOUSEHOLD PRODUCTS -- 0.3%
   62,000  Ajinomoto Co., Inc. .............  $    542,782
   59,000  Kao Corp. .......................       909,752
   21,000  Nippon Meat Packers Inc. ........       257,081
   12,000  Nissin Food Products Co., Ltd. ..       214,865
                                              ------------
                                                 1,924,480
                                              ------------
           FOOD PRODUCTS -- 0.1%
   65,000  Daiei Inc. ......................       152,214
   10,000  House Foods Industry.............       128,328
   12,000  Itoham Foods.....................        51,879
   17,000  Kikkoman Corp. ..................        89,419
   15,000  Meiji Milk Products Co., Ltd. ...        39,990
   16,000  Nichirei Corp. ..................        32,857
    8,000  QP Corp. ........................        52,167
   23,000  Snow Brand Milk Products Co.,
           Ltd. ............................        69,604
   20,000  Yamazaki Baking Co., Ltd. .......       177,253
                                              ------------
                                                   793,711
                                              ------------
           FOREST PRODUCTS -- 0.2%
   17,000  Mitsubishi Paper Mills...........        33,073
   91,000  Nippon Paper Industries Co. .....       378,989
   99,000  Oji Paper Co., Ltd. .............       430,853
   12,000  Sumitomo Forestry Co., Ltd. .....        67,356
                                              ------------
                                                   910,271
                                              ------------
           GAS UTILITY -- 0.2%
  243,000  Osaka Gas Co., Ltd. .............       623,324
  270,000  Tokyo Gas Co., Ltd. .............       601,146
                                              ------------
                                                 1,224,470
                                              ------------
           HEALTH & PERSONAL CARE -- 0.4%
   22,000  Chugai Pharmaceutical Co., Ltd. .       143,935
   40,000  Kyowa Hakko Kogyo Co. ...........       158,519
   15,000  Lion Corp. ......................        50,798
   44,000  Sankyo Co., Ltd. ................     1,001,837
   32,000  Yamanouchi Pharmaceutical Co.,
           Ltd. ............................       666,354
                                              ------------
                                                 2,021,443
                                              ------------
           HOTELS & LODGING -- 0.0%
   11,000  Fujita Kanko Inc. ...............        89,563
                                              ------------
           INDUSTRIAL GOODS & SERVICES -- 0.9%
   88,000  Bridgestone Corp. ...............     2,079,763
   97,000  Denso Corp. .....................     1,607,522
   17,000  Inax Corp. ......................        58,429
   58,000  Mitsui Engineering & Shipbuilding
           Co., Ltd.*.......................        43,881
   35,000  NGK Insulators Ltd. .............       303,887
   20,000  NGK Spark Plug Co., Ltd. ........       170,047
   70,000  Sumitomo Electric Industries
           Ltd. ............................       707,641
                                              ------------
                                                 4,971,170
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           INSURANCE -- 0.5%
   69,000  Mitsui Marine & Fire Insurance
           Co., Ltd. .......................  $    346,529
   41,000  Nichido Fire & Marine Insurance
           Co., Ltd. .......................       214,180
   53,000  Nippon Fire & Marine Insurance
           Co. .............................       216,529
   64,000  Sumitomo Marine & Fire Insurance
           Co. .............................       357,848
  170,000  Tokio Marine & Fire Insurance
           Co. .............................     1,746,730
                                              ------------
                                                 2,881,816
                                              ------------
           JEWELRY -- 0.1%
   29,000  Citizen Watch Co., Ltd. .........       239,255
   11,000  Hoya Corp. ......................       311,489
                                              ------------
                                                   550,744
                                              ------------
           LEASING -- 0.1%
    7,000  Daiwa Kosho Lease Co., Ltd. .....        29,405
   38,000  Yamato Transport Co., Ltd. ......       425,766
                                              ------------
                                                   455,171
                                              ------------
           LEISURE -- 0.0%
    4,000  Namco............................        93,382
                                              ------------
           MACHINE-DIVERSIFIED -- 0.0%
    7,000  Komori Corp. ....................       132,903
   12,000  Kurita Water Industries Ltd. ....       141,802
                                              ------------
                                                   274,705
                                              ------------
           MACHINERY & EQUIPMENT -- 0.7%
   27,000  Amada Co., Ltd. .................       131,318
   14,000  Brother Industries Ltd. .........        52,253
   24,000  Daikin Industries Ltd. ..........       154,599
   26,000  Ebara Corp. .....................       231,178
   93,000  Komatsu Ltd. ....................       451,648
   10,000  Koyo Seiko Co., Ltd. ............        37,324
  135,000  Kubota Corp. ....................       311,273
   38,000  Minebea Co., Ltd. ...............       378,124
  324,000  Mitsubishi Heavy Industries
           Ltd. ............................     1,223,302
    5,000  Mori Seiki Co. ..................        61,210
   51,000  NSK Ltd. ........................       207,623
   42,000  NTN Corp. .......................       131,945
   63,000  Sumitomo Heavy Industries Ltd. ..       143,899
   16,000  Tokyo Electron Ltd. .............       489,966
                                              ------------
                                                 4,005,662
                                              ------------
           MANUFACTURING -- CAPITAL GOODS -- 0.2%
   31,000  Fujikura Ltd. ...................       138,041
   12,000  Kokuyo Co. ......................       203,192
   14,000  Makita Corp. ....................       161,300
   23,000  Murata Manufacturing Co., Ltd. ..       745,758
    8,000  Noritake Co., Ltd. ..............        37,468
    7,000  Takara Standard Co. .............        40,602
                                              ------------
                                                 1,326,361
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           MANUFACTURING -- CONSUMER GOODS -- 0.7%
   88,000  Canon Inc. ......................  $  1,997,334
   54,000  Fuji Photo Film Co., Ltd. .......     1,879,310
    8,700  Sega Enterprises Ltd. ...........       150,135
                                              ------------
                                                 4,026,779
                                              ------------
           MEDICAL SUPPLIES -- 0.0%
   24,000  Olympus Optical Co., Ltd. .......       208,553
                                              ------------
           MERCHANDISING -- 0.5%
   41,000  Ito-Yokado Co., Ltd. ............     1,929,099
   31,000  JUSCO Co., Ltd. .................       568,469
   35,000  Marui Co., Ltd. .................       522,030
                                              ------------
                                                 3,019,598
                                              ------------
           METALS -- 0.5%
   42,000  Daido Steel Co., Ltd. ...........        75,354
  312,000  Kawasaki Steel Corp. ............       562,020
  104,000  Mitsubishi Materials Corp. ......       212,069
  662,000  Nippon Steel Corp. ..............     1,163,872
  338,000  NKK Corp. .......................       323,911
  302,000  Sumitomo Metal Industries Ltd. ..       485,254
   11,000  Tokyo Steel Manufacturing Co. ...        56,591
                                              ------------
                                                 2,879,071
                                              ------------
           METALS & MINING -- 0.1%
   92,000  Hitachi Zosen Corp. .............       148,489
   46,000  Mitsui Mining & Smelting Co. ....       190,914
   52,000  Sumitomo Metal Mining Co. .......       210,945
                                              ------------
                                                   550,348
                                              ------------
           MISCELLANEOUS MATERIALS & COMMODITIES -- 0.1%
  113,000  Asahi Glass Co., Ltd. ...........       610,657
                                              ------------
           OFFICE EQUIPMENT & SERVICES -- 0.2%
   73,000  Dai Nippon Printing Co., Ltd. ...     1,165,075
                                              ------------
           OIL & GAS -- 0.0%
    3,100  Arabian Oil Co., Ltd. ...........        45,008
   32,000  Mitsubishi Oil Co., Ltd. ........        44,962
   14,000  Teikoko Oil Co., Ltd. ...........        43,276
                                              ------------
                                                   133,246
                                              ------------
           PACKAGING -- 0.0%
   21,000  Toyo Seikan Kaisha Ltd. .........       257,232
                                              ------------
           PHARMACEUTICALS -- 0.3%
   26,000  Dai-Ichi Pharmaceuticals.........       342,832
   27,000  Eisai Co., Ltd. .................       367,691
    3,000  Kissei Pharmaceutical Co., Ltd. .        44,313
   35,000  Meiji Seika Co. .................       106,424
   32,000  Shionogi & Co., Ltd. ............       184,458
   33,000  Taisho Pharmacuetical Co. .......       615,845
                                              ------------
                                                 1,661,563
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           REAL ESTATE -- 0.3%
  124,000  Mitsubishi Estate Co., Ltd. .....  $  1,090,031
   78,000  Mitsui Fudosan Co., Ltd. ........       615,974
                                              ------------
                                                 1,706,005
                                              ------------
           RESTAURANTS -- 0.0%
    5,000  Skylark Co., Ltd. ...............        49,357
                                              ------------
           RETAIL STORES -- 0.1%
    6,000  Aoyama Trading Co., Ltd. ........       147,855
   16,000  Hankyu Department Stores Co. ....        83,237
   20,000  Isetan Co. ......................       167,165
   29,000  Mycal Corp. .....................       183,882
   28,000  Takashimaya Co., Ltd. ...........       211,031
                                              ------------
                                                   793,170
                                              ------------
           RETAIL -- GENERAL MERCHANDISE -- 0.1%
   15,300  Credit Saison Co., Ltd. .........       303,167
   14,000  Daimuru Inc. ....................        36,719
   43,000  Mitsukoshi Ltd. .................       123,623
                                              ------------
                                                   463,509
                                              ------------
           RETAIL -- SPECIAL LINE -- 0.1%
   15,000  Seiyu Ltd. ......................        31,343
    2,000  Shimachu Co. ....................        32,857
   18,000  Uny Co., Ltd. ...................       291,818
                                              ------------
                                                   356,018
                                              ------------
           SERVICES -- 0.2%
   11,000  Secom Co., Ltd. .................       634,867
   67,000  Toppan Printing Co., Ltd. .......       716,417
                                              ------------
                                                 1,351,284
                                              ------------
           STORAGE -- 0.0%
   15,000  Mitsubishi Logistics Corp. ......       133,696
                                              ------------
           TELECOMMUNICATIONS -- 2.0%
   11,000  Nippon Comsys Corp. .............       126,339
    1,224  Nippon Telegraph & Telephone
           Corp. ...........................    10,142,305
                                              ------------
                                                10,268,644
                                              ------------
           TEXTILE PRODUCTS -- 0.2%
   12,000  Gunze Ltd. ......................        27,409
   33,000  Kuraray Co., Ltd. ...............       280,340
   57,000  Mitsubishi Rayon Co., Ltd. ......       159,354
   21,000  Nisshinbo Industries Inc. .......        83,979
   15,000  Onward Kashiyama Co., Ltd. ......       187,520
   89,000  Teijin Ltd. .....................       269,337
   49,000  Toyobo Ltd. .....................        64,258
   14,000  Wacoal Corp. ....................       142,234
                                              ------------
                                                 1,214,431
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           TRANSPORTATION -- 0.9%
      422  East Japan Railway Co. ..........  $  1,982,520
   82,000  Hankyu Corp. ....................       336,189
  171,000  Japan Airlines Co.*..............       475,599
  155,000  Kinki Nippon Railway Co. ........       725,943
   75,000  Nagoya Railroad Co., Ltd. .......       226,970
   46,000  Nankai Electric Railway Co. .....       198,869
  103,000  Nippon Express Co., Ltd. ........       552,163
   67,000  Odakyu Electric Railway Co. .....       205,173
   78,000  Tobu Railway Co., Ltd. ..........       206,261
  105,000  Tokyu Corp. .....................       318,514
                                              ------------
                                                 5,228,201
                                              ------------
           TRANSPORTATION & SHIPPING -- 0.2%
   25,000  Kamigumi Co., Ltd. ..............       104,478
   30,000  Kawasaki Kisen Kaisha Ltd.*......        51,879
   47,000  Keihin Electric Express Railway
           Co., Ltd. .......................       136,139
  101,000  Mitsui OSK Lines Ltd.*...........       171,748
  113,000  Nippon Yusen Kabushiki Kaisha           382,678
    8,000  Seino Transportation.............        44,385
                                              ------------
                                                   891,307
                                              ------------
           WHOLESALE & INTERNATIONAL TRADE -- 0.5%
  143,000  Marubeni Corp. ..................       285,413
  150,000  Mitsubishi Corp. ................       929,495
  152,000  Mitsui & Co. ....................       821,414
  102,000  Sumitomo Corp. ..................       490,211
                                              ------------
                                                 2,526,533
                                              ------------
           WIRE & CABLE PRODUCTS -- 0.0%
   60,000  Furukawa Electric Co., Ltd. .....       201,895
                                              ------------
                                               136,597,996
                                              ------------
           MALAYSIA -- 0.6%
           AGRICULTURE -- 0.1%
  130,000  Golden Hope Plantations Berhad...       119,108
   37,500  Highlands & Lowlands Berhad......        26,492
   52,000  IOI Corp. Berhad*................        25,953
   79,000  Kuala Lumpur Kepong Berhad.......       127,619
                                              ------------
                                                   299,172
                                              ------------
           AIRLINES -- 0.0%
   47,000  Malaysian Airlines...............        15,525
   12,000  Malaysian Pacific................        14,177
                                              ------------
                                                    29,702
                                              ------------
           AUTOMOTIVE -- 0.0%
   13,000  Ederan Otomobil..................        12,538
   19,200  Oriental Holdings................        31,942
  123,000  Tan Chong International Ltd.*....             0
   41,000  Tan Chong Motors.................         7,464
                                              ------------
                                                    51,944
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           MALAYSIA (CONTINUED)
           AUTOMOTIVE PARTS -- REPLACEMENT -- 0.0%
   33,000  Perusahaan Otomobil Nasional
           Berhad...........................  $     21,085
                                              ------------
           BANKING -- 0.2%
   24,000  AMMB Holdings Berhad*............        12,615
   48,000  Commerce Asset Holdings Berhad...        17,939
  343,000  Malayan Banking Berhad...........       345,688
  213,600  Public Bank......................        64,376
  187,000  RHB Capital Berhad...............        76,198
                                              ------------
                                                   516,816
                                              ------------
           BEVERAGES & TOBACCO -- 0.0%
   18,000  Guinness Anchor..................        19,096
                                              ------------
           BUILDING PRODUCTS -- 0.0%
   15,000  Jaya Tiasa Holdings Berhad.......        18,626
                                              ------------
           CHEMICALS -- 0.0%
    8,000  Malaysian Oxygen Berhad..........        17,746
                                              ------------
           CONSTRUCTION -- 0.0%
  132,500  YTL Corp. Berhad.................        99,675
                                              ------------
           DIVERSIFIED -- 0.0%
  113,000  Malayan United Industries........        13,078
   58,000  Multi-Purpose Holdings Berhad*...        14,404
   22,500  Perlis Plantations Berhad........        19,530
  247,040  Sime Darby Berhad................       170,352
   46,000  Time Engineering Berhard.........         6,322
                                              ------------
                                                   223,686
                                              ------------
           ELECTRIC UTILITY -- 0.1%
  327,000  Tenaga Nasional Berhad...........       394,214
                                              ------------
           ENERGY -- 0.0%
   16,000  Umw Holdings Berhard.............         7,175
                                              ------------
           ENGINEERING -- 0.0%
  180,000  Amsteel Corp. Berhad.............        18,228
    6,300  Silverstone Berhad*..............             0
   49,326  United Engineers (Malaysia)
           Ltd. ............................        20,099
                                              ------------
                                                    38,327
                                              ------------
           ENTERTAINMENT -- 0.0%
  141,000  Magnum Corp. Berhad..............        52,354
  118,000  Resorts World Berhad.............       129,736
                                              ------------
                                                   182,090
                                              ------------
           FINANCE -- 0.0%
   48,000  MBf Capital Berhad*..............         8,043
   23,000  Rashid Hussain Berhad............        11,313
                                              ------------
                                                    19,356
                                              ------------
           FOOD PRODUCTS -- 0.0%
   26,000  Nestle (Malaysia) Berhad.........       117,854
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           MALAYSIA (CONTINUED)
           HOME FURNISHINGS -- 0.0%
   47,000  Technology Resources Industries
           Berhad...........................  $     32,297
                                              ------------
           LEISURE -- 0.0%
   38,000  Berjaya Land Berhad..............        20,890
                                              ------------
           METALS & MINING -- 0.0%
   92,400  Malaysia Mining Corp. Berhad.....        29,408
                                              ------------
           OIL & GAS -- 0.0%
   17,500  Shell Refining Co. (Malaysia)
           Berhad...........................        24,895
                                              ------------
           PRINTING & PUBLISHING -- 0.0%
   11,000  New Straits Time Press...........         4,084
                                              ------------
           REAL ESTATE -- 0.0%
   60,000  Malaysian Resources..............        15,190
                                              ------------
           TELECOMMUNICATIONS -- 0.2%
  351,000  Telekom Malaysia Berhad..........       592,405
                                              ------------
           TOBACCO -- 0.0%
   15,000  RJ Reynolds......................        20,796
   29,300  Rothmans of Pall Mall (Malaysia)
           Berhad...........................       203,104
                                              ------------
                                                   223,900
                                              ------------
           TRANSPORTATION -- 0.0%
   91,000  Malaysian International Shipping.       132,743
                                              ------------
                                                 3,132,376
                                              ------------
           NETHERLANDS -- 5.2%
           APPLIANCES & HOUSEHOLD PRODUCTS -- 0.4%
   24,740  Philips Electronics NV...........     2,079,685
                                              ------------
           BANKING -- 0.4%
   97,985  ABN Amro Holding NV..............     2,292,811
                                              ------------
           BEVERAGES & TOBACCO -- 0.1%
   20,437  Heineken NV......................       802,723
                                              ------------
           BROADCASTING & PUBLISHING -- 0.1%
   46,030  Elsevier NV......................       694,674
                                              ------------
           CHEMICALS -- 0.2%
    5,283  Akzo Nobel NV....................     1,174,391
                                              ------------
           COMPUTER SOFTWARE -- 0.1%
    6,165  Getronics NV.....................       319,733
                                              ------------
           ENERGY -- 1.6%
  150,288  Royal Dutch Petroleum Co. .......     8,333,646
                                              ------------
           FINANCE -- 0.8%
   65,487  ING Groep NV.....................     4,288,061
                                              ------------
           FOOD PRODUCTS -- 0.6%
   45,024  Unilever NV-CVA..................     3,572,311
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           NETHERLANDS (CONTINUED)
           INSURANCE -- 0.0%
    2,123  Stad Rotterdam NV................  $    180,133
                                              ------------
           MANUFACTURING -- CONSUMER GOODS -- 0.0%
      262  Stork NV.........................         8,346
                                              ------------
           PACKAGING -- 0.0%
    6,620  Koninklijke KNP BT NV............       170,852
                                              ------------
           PRINTING & PUBLISHING -- 0.2%
    5,124  Oce NV...........................       218,137
    4,911  Wolters Kluwer CVA...............       674,042
                                              ------------
                                                   892,179
                                              ------------
           RETAIL -- SPECIAL LINE -- 0.2%
   38,919  Ahold............................     1,249,328
                                              ------------
           SERVICES -- 0.2%
   32,787  Koninklijke Royal PTT Nederland
           NV...............................     1,262,017
                                              ------------
           STEEL -- 0.0%
    3,036  Koninklijke Hoogovens NV.........       131,337
                                              ------------
           TRANSPORTATION -- 0.3%
    1,950  IHC Caland NV....................       109,759
    9,809  KLM Royal Dutch Air Lines NV.....       398,296
    1,133  Pakhoed NV Kon...................        36,760
   32,787  TNT Post Group NV................       838,121
                                              ------------
                                                 1,382,936
                                              ------------
                                                28,835,163
                                              ------------
           NEW ZEALAND -- 0.2%
           APPLIANCES & HOUSEHOLD PRODUCTS -- 0.0%
    8,949  Fisher & Paykel Industries Ltd. .        22,762
                                              ------------
           BEVERAGES & TOBACCO -- 0.0%
   41,300  Lion Nathan Ltd. ................        91,756
                                              ------------
           BUILDING PRODUCTS -- 0.0%
   26,010  Fletcher Challenge Building*.....        32,403
                                              ------------
           FINANCE -- 0.0%
  201,800  Brierley Investments Ltd. .......       100,562
                                              ------------
           FOREST PRODUCTS -- 0.0%
  130,281  Carter Holt Harvey Ltd. .........       113,614
   60,761  Fletcher Challenge Forests.......        34,063
   49,122  Fletcher Challenge Paper.........        54,567
                                              ------------
                                                   202,244
                                              ------------
           OIL & GAS -- 0.0%
   25,761  Fletcher Challenge Energy........        61,512
                                              ------------
           TELECOMMUNICATIONS -- 0.2%
  131,965  Telecom Corp. of New Zealand
           Ltd. ............................       543,900
                                              ------------
                                                 1,055,139
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           NORWAY -- 0.5%
           BANKING -- 0.1%
   49,100  Christiania Bank Og Kreditkasse..  $    205,395
   18,100  Den norske Bank ASA..............        94,822
                                              ------------
                                                   300,217
                                              ------------
           CHEMICALS -- 0.0%
    1,000  Dyno Industrier ASA..............        17,854
                                              ------------
           ELECTRIC UTILITY -- 0.0%
   15,650  Hafslund ASA, Series A...........        84,638
   10,326  Hafslund ASA, Series B...........        40,774
                                              ------------
                                                   125,412
                                              ------------
           ENGINEERING -- 0.0%
    3,050  Kvaerner ASA, Series A...........       103,342
                                              ------------
           FOREST PRODUCTS -- 0.0%
    3,200  Norske Skogindustrier ASA-
           Class A..........................        98,833
                                              ------------
           INDUSTRIAL GOODS & SERVICES -- 0.0%
    1,200  Unitor ASA.......................        17,671
                                              ------------
           INSURANCE -- 0.0%
   24,700  Storebrand ASA...................       218,882
                                              ------------
           MANUFACTURING -- CONSUMER GOODS -- 0.1%
   14,400  Orkla ASA-Class A................       334,969
                                              ------------
           OIL & GAS -- 0.2%
   10,500  Aker RGI ASA, Series A...........       164,885
    2,100  Aker RGI ASA, Series B...........        29,967
   16,850  Norsk Hydro ASA..................       741,102
    6,600  Petroleum Geo--Services ASA......       205,564
                                              ------------
                                                 1,141,518
                                              ------------
           TRANSPORTATION -- 0.0%
    9,000  Bergesen d.y. ASA-Class A........       171,238
    1,400  Bergesen d.y. ASA-Class B........        26,181
    2,200  Leif Hoegh & Co. ASA.............        32,110
                                              ------------
                                                   229,529
                                              ------------
                                                 2,588,227
                                              ------------
           SINGAPORE -- 0.7%
           AUTOMOTIVE -- 0.0%
    1,000  Cycle & Carriage.................         2,439
                                              ------------
           BANKING -- 0.2%
   77,375  Development Bank Of Singapore
           Ltd. ............................       428,212
  114,042  Oversea-Chinese Banking Corp.,
           Ltd. ............................       388,132
  117,350  United Overseas Bank Ltd. .......       364,661
                                              ------------
                                                 1,181,005
                                              ------------
           BEVERAGES & TOBACCO -- 0.0%
   47,000  Fraser & Neave Ltd. .............       126,299
                                              ------------
           ELECTRICAL EQUIPMENT -- 0.0%
    5,000  Creative Technology Ltd. *.......        60,670
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SINGAPORE (CONTINUED)
           FINANCE -- 0.0%
   29,600  Haw Par Brothers International
           Ltd. ............................  $     31,011
                                              ------------
           HOTELS & LODGING -- 0.0%
    1,400  Overseas Union Enterprise Ltd. ..         2,063
    1,100  Shangri-La Hotel Ltd. ...........         1,361
                                              ------------
                                                     3,424
                                              ------------
           METALS & MINING -- 0.0%
    7,000  Straits Trading Co., Ltd. .......         4,123
                                              ------------
           PRINTING & PUBLISHING -- 0.1%
   45,136  Singapore Press Holdings Ltd. ...       301,892
                                              ------------
           REAL ESTATE -- 0.1%
   69,600  City Developments Ltd. ..........       194,446
  115,000  DBS Land Ltd. ...................        95,296
    8,000  United Industrial Corp., Ltd. ...         2,297
   52,000  United Overseas Land Ltd. .......        28,009
                                              ------------
                                                   320,048
                                              ------------
           STEEL -- 0.0%
   60,750  NatSteel Ltd. ...................        58,971
                                              ------------
           TELECOMMUNICATIONS -- 0.2%
  635,000  Singapore Telecommunications
           Ltd. ............................       902,052
                                              ------------
           TRANSPORTATION -- 0.1%
   59,000  Neptune Orient Lines Ltd. *......        20,429
  133,000  Singapore Airlines Ltd. .........       621,907
                                              ------------
                                                   642,336
                                              ------------
           TRANSPORTATION & SHIPPING -- 0.0%
   79,000  Keppel Corp. ....................       118,770
                                              ------------
           WHOLESALE DISTRIBUTION -- 0.0%
   11,000  Inchcape Berhad..................         7,553
                                              ------------
                                                 3,760,593
                                              ------------
           SPAIN -- 3.6%
           AGRICULTURE -- 0.0%
      400  Azucarera Ebro Agricolas SA......        11,915
                                              ------------
           BANKING -- 0.8%
   32,142  Banco Central Hispanoamericano
           SA...............................     1,011,983
   83,822  Banco Santander SA...............     2,149,071
   42,800  Corporation Bancaria De Espana
           SA...............................       961,735
                                              ------------
                                                 4,122,789
                                              ------------
           BANKING & FINANCE -- 0.5%
   58,941  Banco Bilbao Vizcaya SA..........     3,030,019
                                              ------------
           BEVERAGES & TOBACCO -- 0.1%
    1,650  El Aguila SA *...................        15,413
   16,530  Tabacalera SA-Class A............       339,044
                                              ------------
                                                   354,457
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SPAIN (CONTINUED)
           BUILDING PRODUCTS -- 0.0%
      820  Portland Valderrivas SA..........  $    100,645
    5,400  Uralita SA.......................        77,072
                                              ------------
                                                   177,717
                                              ------------
           CHEMICALS -- 0.0%
      700  Ercros SA *......................           887
                                              ------------
           COMMERCIAL SERVICES -- 0.0%
      500  Prosegur, CIA de Seguridad SA....         5,961
                                              ------------
           ENERGY -- 0.3%
   26,198  Repsol SA........................     1,446,032
                                              ------------
           ENGINEERING -- 0.1%
   22,064  Autopistas Concesionaria Espanola
           SA...............................       342,290
    5,800  Dragados & Construcciones SA.....       186,021
      200  Urbis SA *.......................         2,796
                                              ------------
                                                   531,107
                                              ------------
           FOREST PRODUCTS -- 0.0%
      100  Empresa Nacional de Celulosas
           SA...............................         1,764
    2,498  Sarrio SA *......................        11,748
                                              ------------
                                                    13,512
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.8%
   90,480  Endesa--Empresa Nac Elec.........     1,982,888
    5,308  Fomento de Construcciones y
           Contratas SA.....................       274,259
   78,524  Iberdrola SA.....................     1,277,188
   26,566  Union Electrica Fenosa SA........       342,725
                                              ------------
                                                 3,877,060
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.0%
    1,475  Corporacion Financiara Alba SA...       162,347
                                              ------------
           INSURANCE -- 0.0%
    5,500  Corporacion Mapfre...............       193,285
                                              ------------
           MACHINERY & EQUIPMENT -- 0.0%
    6,417  Zardoya Otis SA..................       191,129
                                              ------------
           METALS -- 0.0%
    1,200  Acerinox SA......................       160,063
                                              ------------
           MISCELLANEOUS MATERIALS &
           COMMODITIES -- 0.0%
    1,221  Viscofan Industria Navarra de
           Envolturas Celulosicassa SA......        56,946
                                              ------------
           NATURAL GAS UTILITY -- 0.2%
   13,124  Gas Natural SDG SA...............       949,859
                                              ------------
           REAL ESTATE -- 0.0%
    3,669  Metrovacesa SA...................       108,079
    4,361  Vallehermoso SA..................       160,664
                                              ------------
                                                   268,743
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SPAIN (CONTINUED)
           TELECOMMUNICATIONS -- 0.8%
   89,209  Telefonica de Espana.............  $  4,131,503
                                              ------------
           WATER UTILITY -- 0.0%
    4,700  Aquas De Barcelona...............       262,493
                                              ------------
                                                19,947,824
                                              ------------
           SWEDEN -- 2.8%
           AUTOMOTIVE -- 0.2%
   11,300  Volvo AB, Series A...............       328,729
   24,100  Volvo AB, Series B...............       717,716
                                              ------------
                                                 1,046,445
                                              ------------
           BANKING & FINANCE -- 0.5%
   24,700  ForeningsSparbanken AB...........       743,328
   46,600  Skandiaviska Enskilda Banken,
           Series A.........................       797,610
   17,200  Svenska Handelsbanken, Series A..       797,999
    6,300  Svenska Handlesbanken, Series B..       276,491
                                              ------------
                                                 2,615,428
                                              ------------
           CONSUMER GOODS & SERVICES -- 0.0%
    3,000  Securitas AB, Series B...........       146,898
                                              ------------
           ENGINEERING -- 0.3%
   53,000  ABB AB, Series A.................       750,977
   28,500  ABB AB, Series B.................       396,680
    9,300  Skanska AB, Series B.............       417,482
                                              ------------
                                                 1,565,139
                                              ------------
           FOREST PRODUCTS -- 0.1%
   21,500  Stora Kopparbergs Bergslags
           Aktiebolag, Series A.............       338,341
    3,250  Stora Kopparbergs Bergslags
           Aktiebolag, Series B.............        51,348
   16,200  Svenska Cellusoa AB, Series B....       419,476
                                              ------------
                                                   809,165
                                              ------------
           INDUSTRIAL GOODS & SERVICES -- 0.0%
    4,200  Sandvik AB, Series A.............       116,126
                                              ------------
           INSURANCE -- 0.1%
   45,500  Skandia Forsakrings AB...........       650,412
                                              ------------
           MACHINERY & EQUIPMENT -- 0.1%
   10,050  Atlas Copco AB, Series A.........       274,093
      500  Atlas Copco AB, Series B.........        13,636
                                              ------------
                                                   287,729
                                              ------------
           MANUFACTURING--CONSUMER GOODS -- 0.1%
   30,000  Electrolux AB, Series B..........       515,364
                                              ------------
           METAL FABRICATE/HARDWARE -- 0.0%
    9,300  SKF AB, Series A.................       165,011
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SWEDEN (CONTINUED)
           METALS & MINING -- 0.1%
   10,100  SKF AB, Series B.................  $    183,638
    7,960  Trelleborg AB, Series B..........       104,803
                                              ------------
                                                   288,441
                                              ------------
           OFFICE EQUIPMENT & SERVICES -- 0.0%
      300  Esselte AB, Series B                      6,959
                                              ------------
           PHARMACEUTICALS -- 0.4%
   94,400  Astra AB, Series A...............     1,929,442
   24,333  Astra AB, Series B...............       485,138
                                              ------------
                                                 2,414,580
                                              ------------
           RETAIL--SPECIAL LINE -- 0.2%
   16,500  Hennes & Mauritz AB, Series B....     1,053,110
                                              ------------
           TELECOMMUNICATIONS -- 0.7%
  135,800  Telefonaktiebolaget LM Ericsson,
           Series B.........................     3,967,600
                                              ------------
                                                15,648,407
                                              ------------
           SWITZERLAND -- 6.7%
           AIRLINES -- 0.1%
    1,100  SAirGroup........................       361,878
                                              ------------
           BUILDING PRODUCTS -- 0.2%
      700  Holderbank Financiere Glarus AG-
           Class A..........................       176,060
      542  Holderbank Financiere Glarus AG-
           Class B..........................       689,644
                                              ------------
                                                   865,704
                                              ------------
           COMMERCIAL SERVICES -- 0.1%
    1,690  Addeco SA........................       762,099
                                              ------------
           DIVERSIFIED -- 0.3%
      704  ABB AG, Bearer Shares *..........     1,039,655
      579  Alusuisse-Lonza Holding AG,
           Registered.......................       734,433
                                              ------------
                                                 1,774,088
                                              ------------
           ELECTRONIC COMPONENTS/INSTRUMENTS -- 0.1%
      285  The Swatch Group AG, Bearer......       220,212
    1,100  The Swatch Group AG, Registered..       183,477
                                              ------------
                                                   403,689
                                              ------------
           FINANCE -- 1.7%
   14,820  Credit Suisse Group, Registered..     3,297,543
   16,543  UBS AG, Registered...............     6,151,063
                                              ------------
                                                 9,448,606
                                              ------------
           FOOD PRODUCTS -- 1.1%
    2,813  Nestle SA, Registered............     6,019,865
                                              ------------
           INDUSTRIAL GOODS & SERVICES -- 0.0%
       83  SGS Societe Generale de
           Surveillance Holding SA..........       140,685
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SWITZERLAND (CONTINUED)
           INSURANCE -- 0.8%
      929  Swiss Reinsurance Co.,
           Registered.......................  $  2,349,432
    2,940  Zuerich Verichrng Gesellschft Rg.     1,876,252
                                              ------------
                                                 4,225,684
                                              ------------
           MANUFACTURING--CONSUMER GOODS -- 0.0%
      281  Sulzer AG, Registered............       221,753
                                              ------------
           PHARMACEUTICALS -- 2.3%
      578  Novartis AG, Bearer..............       962,564
    3,315  Novartis AG, Registered..........     5,516,884
      418  Roche Holding AG.................     4,104,737
      133  Roche Holding AG, Bearer.........     1,970,697
                                              ------------
                                                12,554,882
                                              ------------
                                                36,778,933
                                              ------------
           UNITED KINGDOM -- 21.1%
           AEROSPACE -- 0.1%
   25,464  Smiths Industries PLC............       356,039
                                              ------------
           AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
  136,688  British Aerospace PLC............     1,049,095
    7,300  Cobham PLC.......................       127,891
                                              ------------
                                                 1,176,986
                                              ------------
           APPLIANCES & HOUSEHOLD PRODUCTS -- 0.1%
   65,300  EMI Group PLC....................       572,549
                                              ------------
           AUTO PARTS -- 0.0%
   34,514  BBA Group PLC....................       260,292
                                              ------------
           AUTOMOTIVE -- 0.1%
  124,647  Rolls-Royce PLC..................       515,255
                                              ------------
           BANKING -- 2.4%
  110,837  Abbey National PLC...............     1,975,071
  119,828  Barclays PLC.....................     3,460,845
   68,595  HSBC Holdings PLC................     1,740,798
  141,539  HSBC Holdings PLC (Hong Kong
           Dollars).........................     3,438,462
   72,495  Royal Bank of Scotland Group
           PLC..............................     1,256,754
   24,268  Schroders PLC....................       623,173
                                              ------------
                                                12,495,103
                                              ------------
           BEVERAGES & TOBACCO -- 0.7%
  279,142  Diageo PLC.......................     3,323,119
   51,361  Scottish & Newcastle PLC.........       722,845
                                              ------------
                                                 4,045,964
                                              ------------
           BREWERY -- 0.2%
   62,127  Bass PLC.........................     1,160,981
   73,727  Bass PLC, Class B................       113,788
                                              ------------
                                                 1,274,769
                                              ------------
           BROADCASTING/CABLE -- 0.3%
  143,100  British Sky Broadcasting Group
           PLC..............................     1,030,858
   48,242  Carlton Communications PLC.......       430,229
                                              ------------
                                                 1,461,087
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           BUILDING PRODUCTS -- 0.3%
   61,602  Blue Circle Industries PLC.......  $    346,379
   42,536  BPB PLC..........................       260,465
   21,454  RMC Group PLC....................       372,637
   50,900  Rugby Group PLC..................        95,543
   77,348  Tarmac PLC.......................       139,057
   63,173  Williams PLC.....................       408,442
                                              ------------
                                                 1,622,523
                                              ------------
           CHEMICALS -- 0.3%
   40,448  BOC Group PLC....................       552,048
   33,804  Courtaulds PLC...................       251,271
   28,860  Elementis PLC....................        74,156
   60,251  Imperial Chemical Industries
           PLC..............................       971,109
                                              ------------
                                                 1,848,584
                                              ------------
           CONGLOMERATES -- 0.4%
  243,883  B.A.T. Industries PLC............     2,435,412
                                              ------------
           CONSTRUCTION -- 0.0%
   31,200  Taylor Woodrow PLC...............       104,635
                                              ------------
           DISTRIBUTION -- 0.4%
  308,609  BG PLC...........................     1,784,180
  366,494  Centrica PLC *...................       620,668
                                              ------------
                                                 2,404,848
                                              ------------
           ELECTRIC UTILITY -- 0.4%
  121,353  National Grid Group PLC..........       818,516
   97,883  Scottish Power PLC...............       863,952
   39,709  Southern Electric PLC............       366,719
                                              ------------
                                                 2,049,187
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.4%
   15,800  Bowthorpe PLC....................       138,007
   35,374  Electrocomponents PLC............       285,369
  212,860  General Electric Co., PLC........     1,834,388
                                              ------------
                                                 2,257,764
                                              ------------
           ENERGY -- 1.2%
  467,850  British Petroleum Co., PLC.......     6,810,811
           FINANCE -- 1.2%
   56,913  Cardon PLC.......................       176,625
  434,219  Lloyds TSB Group PLC.............     6,064,025
   22,109  Provident Financial PLC..........       349,522
   31,900  St. James's Place Capital PLC....       173,248
                                              ------------
                                                 6,763,420
                                              ------------
           FOOD & HOUSEHOLD PRODUCTS -- 0.7%
   83,202  Cadbury Schweppes PLC............     1,288,275
  255,848  Unilever PLC.....................     2,746,991
                                              ------------
                                                 4,035,266
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           FOOD PRODUCTS -- 0.3%
   74,900  Associated British Foods PLC.....  $    704,835
   37,080  Tate & Lyle PLC..................       294,337
   19,834  Unigate PLC......................       219,738
   43,459  United Biscuits (Holdings) PLC...       174,390
                                              ------------
                                                 1,393,300
                                              ------------
           FOREST PRODUCTS -- 0.0%
   68,504  Arjo Wiggins Appleton PLC........       232,027
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.2%
  100,766  National Power PLC...............       948,243
                                              ------------
           HEALTH & PERSONAL CARE -- 2.2%
  283,559  Glaxo Wellcome PLC...............     8,535,063
   74,469  Zeneca Group PLC.................     3,199,481
                                              ------------
                                                11,734,544
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.3%
  314,244  BTR PLC..........................       892,649
   54,127  TI Group PLC.....................       328,506
                                              ------------
                                                 1,525,673
                                              ------------
           INSURANCE -- 2.5%
   74,068  Boots Co., PLC...................     1,232,119
   57,041  Commercial Union PLC.............     1,064,986
   83,616  Great Universal Stores PLC.......     1,102,854
   71,949  Guardian Royal Exchange..........       426,467
99,807...  Legal & General Group PLC........     1,064,115
  223,326  Marks & Spencer PLC..............     2,038,231
  152,133  Prudential Corp., PLC............     2,005,290
  123,473  Royal & Sun Alliance insurance
           Group PLC........................     1,259,781
  148,438  Sainsbury (J) PLC................     1,317,600
   43,500  Sedgwick Group PLC...............        92,902
  171,337  Tesco PLC........................     1,670,946
                                              ------------
                                                13,275,291
                                              ------------
           LEISURE -- 0.4%
   69,592  Granada Group PLC................     1,281,903
   97,672  Ladbroke Group PLC...............       539,010
   68,058  Rank Group PLC...................       370,473
                                              ------------
                                                 2,191,386
                                              ------------
           MACHINE -- DIVERSIFIED -- 0.0%
   44,496  FK1 PLC..........................       129,552
                                              ------------
           MACHINERY & EQUIPMENT -- 0.1%
   58,800  GNK PLC..........................       744,639
                                              ------------
           MANUFACTURING -- CAPITAL GOODS -- 0.1%
   28,784  IMI PLC..........................       178,417
   47,392  Wolseley PLC.....................       280,909
                                              ------------
                                                   459,326
                                              ------------
           MERCHANDISING -- 0.1%
   90,523  Safeway PLC......................       595,089
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           METALS -- 0.2%
  169,516  British Steel PLC................  $    374,760
   89,082  Rio Tinto PLC, Registered........     1,004,019
                                              ------------
                                                 1,378,779
                                              ------------
           METALS & MINING -- 0.0%
   18,004  Johnson Matthey PLC..............       161,914
                                              ------------
           MISCELLANEOUS MATERIALS & COMMODITIES -- 0.0%
   86,232  Pilkington PLC...................       159,705
                                              ------------
           OIL & GAS -- 0.1%
   17,571  Burmah Castrol PLC...............       314,574
   80,282  LASMO PLC........................       322,151
                                              ------------
                                                   636,725
                                              ------------
           PAPER PRODUCTS -- 0.0%
   41,858  Rexam PLC........................       183,330
                                              ------------
           PHARMACEUTICALS -- 1.0%
  437,464  SmithKline Beecham PLC...........     5,324,690
                                              ------------
           PRINTING & PUBLISHING -- 0.6%
    4,808  De La Rue PLC....................        24,026
   47,573  Pearson PLC......................       873,132
   94,996  Reed International PLC...........       858,283
  114,527  Reuters Group PLC                     1,310,867
                                              ------------
                                                 3,066,308
                                              ------------
           RAILROADS -- 0.2%
   41,900  Railtrack Group PLC..............     1,029,778
                                              ------------
           REAL ESTATE -- 0.4%
   42,809  British Land Co., PLC............       440,704
   31,336  Great Portland Estates PLC.......       130,188
   35,421  Hammerson PLC....................       288,704
   44,495  Land Securities PLC..............       695,540
   34,849  MEPC PLC.........................       307,590
   32,472  Slough Estates PLC...............       186,649
                                              ------------
                                                 2,049,375
                                              ------------
           RETAIL STORES -- 0.0%
   31,126  Nect PLC.........................       267,978
                                              ------------
           RETAIL -- GENERAL MERCHANDISE -- 0.2%
   23,736  Argos PLC........................       247,522
   56,751  Kingfisher PLC...................       919,432
  119,900  Sears PLC........................       106,528
                                              ------------
                                                 1,273,482
                                              ------------
           RETAIL -- SPECIAL LINE -- 0.1%
  119,041  Lucas Varity PLC.................       476,192
                                              ------------
           TELECOMMUNICATIONS -- 2.1%
  499,617  British Telecommunications PLC...     6,147,888
  177,851  Cable & Wireless PLC.............     2,164,753
  241,321  Vodafone Group PLC...............     3,064,125
                                              ------------
                                                11,376,766
                                              ------------

                                   Continued

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

SHARES OR
PRINCIPAL                                        MARKET
 AMOUNT                                          VALUE
---------                                        ------
COMMON STOCKS (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           TELECOMMUNICATIONS -- EQUIPMENT -- 0.0%
   22,300  Racal Electronic PLC.............  $    125,948
                                              ------------
           TRANSPORTATION -- 0.3%
   86,272  British Airways PLC..............       929,165
   13,207  Ocean Group PLC..................       166,702
   51,346  Peninsular & Oriental Steam
           Navigation Co....................       740,625
                                              ------------
                                                 1,836,492
                                              ------------
           WATER UTILITY -- 0.3%
   22,457  Anglian Water PLC................       316,056
   12,000  BPS Hyder PLC....................       188,007
   31,499  Thames Water PLC.................       574,964
   44,614  United Utilities PLC.............       650,965
                                              ------------
                                                 1,729,992
                                              ------------
                                               116,797,018
                                              ------------
           TOTAL COMMON STOCKS                 536,866,807
                                              ------------
           (Cost $444,495,517)
CORPORATE NOTES & BONDS -- 0.0%
           UNITED KINGDOM -- 0.0%
           COMPUTER HARDWARE MANUFACTURING -- 0.0%
   $1,793  Viglen Technology PLC, 6.94%**,
           9/1/98...........................             0
                                              ------------
           TOTAL CORPORATE NOTES & BONDS                 0
                                              ------------
           (Cost $0)
INVESTMENT COMPANIES -- 1.3%
           UNITED STATES -- 1.3%
3,994,955  Dreyfus Cash Management Money
           Market Fund......................     3,994,955
3,424,723  Federated Prime Value Obligations
           Money Market Fund................     3,424,723
                                              ------------
           TOTAL INVESTMENT COMPANIES.......     7,419,678
                                              ------------
           (Cost $7,419,678)
PREFERRED STOCKS -- 0.8%
           AUSTRALIA -- 0.2%
           PRINTING & PUBLISHING -- 0.2%
  132,935  News Corp., Ltd..................       941,737
                                              ------------
           AUSTRIA -- 0.0%
           BANKING -- 0.0%
    2,600  Bank Austria AG..................       211,087
                                              ------------
           GERMANY -- 0.6%
           AUTOMOTIVE -- 0.1%
      168  MAN AG Preferred.................        45,513
      527  Volkswagen AG Preferred..........       359,112
                                              ------------
                                                   404,625
                                              ------------
           COMPUTER SOFTWARE -- 0.4%
    3,300  SP AG Preferred..................     2,243,226
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.1%
   16,540  RWE AG...........................       711,069
                                              ------------
                                                 3,358,920
                                              ------------
           TOTAL PREFERRED STOCKS...........     4,511,744
                                              ------------
           (Cost $1,742,550)

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
RIGHTS -- FOREIGN -- 0.0%
           AUSTRIA -- 0.0%
           BANKING -- 0.0%
   13,150  Bank Austria*....................  $          0
                                              ------------
           GERMANY -- 0.0%
           AUTOMOTIVE -- 0.0%
    39170  Daimler-Benz Rights*.............        43,401
                                              ------------
           RETAIL STORES -- 0.0%
   17,073  Metro Rights*....................           662
                                              ------------
                                                    44,063
                                              ------------
           NETHERLANDS -- 0.0%
           MACHINERY & EQUIPMENT -- 0.0%
       10  Stork Rights*....................             9
                                              ------------
           SWEDEN -- 0.0%
           BANKING -- 0.0%
   23,500  Handelsbanken Rights*............        23,721
                                              ------------
           BANKING & FINANCE -- 0.0%
   24,700  Mandamus Units*..................         7,743
                                              ------------
                                                    31,464
                                              ------------
           TOTAL RIGHTS -- FOREIGN..........        75,536
                                              ------------
           (Cost $56,459)
WARRANTS -- 0.0%
           HONG KONG -- 0.0%
           GAS UTILITY -- 0.0%
   17,412  Hong Kong & China Gas Warrants*..         1,191
                                              ------------
           REAL ESTATE -- 0.0%
   33,200  Hysen Development Co.,
           Warrants*........................           274
   12,500  Wharf Holdings Warrants*.........             0
                                              ------------
                                                       274
                                              ------------
           TOTAL WARRANTS...................         1,465
                                              ------------
           (Cost $0)
TOTAL INVESTMENTS -- 99.4%..................   548,875,218
(Cost $453,714,204)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.6%.......................     3,513,031
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $552,388,249
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $165,238,695
       Unrealized depreciation...............   (70,122,681)
                                               ------------
       Net unrealized appreciation...........  $ 95,161,014
                                               ============

*  Non-income producing security.
** Variable rate security. Rate presented represents rate in effect at June 30, 1998. Maturity date reflects next rate change date.

                       See Notes to Financial Statements

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS -- 98.7%
            ADVERTISING -- 0.2%
    10,300  Interpublic Group Cos., Inc. ...  $    625,081
    13,300  Omnicom Group...................       663,338
                                              ------------
                                                 1,288,419
                                              ------------
            AEROSPACE & DEFENSE -- 1.1%
    81,992  Boeing Co. .....................     3,653,768
    10,300  General Dynamics Corp. *........       478,950
    15,994  Lockheed Martin Corp. ..........     1,693,365
     5,500  Northrop Grumman Corp. .........       567,188
    27,800  Raytheon Co. -- Class B.........     1,643,675
                                              ------------
                                                 8,036,946
                                              ------------
            AGRICULTURE -- 0.1%
    20,000  Pioneer Hi Bred, Inc. ..........       827,500
                                              ------------
            APPLIANCES & HOUSEHOLD PRODUCTS -- 0.1%
     7,800  Maytag Corp. ...................       385,125
     6,200  Whirlpool Corp. ................       426,250
                                              ------------
                                                   811,375
                                              ------------
            AUTO/TRUCK -- ORIGINAL EQUIPMENT -- 0.3%
     3,100  Cummins Engine, Inc. ...........       158,875
     8,600  Dana Corp. .....................       460,100
     6,300  Eaton Corp. ....................       489,825
     5,920  Navistar International Corp. *..       170,940
     6,350  PACCAR, Inc. ...................       331,788
    10,100  TRW, Inc. ......................       551,712
                                              ------------
                                                 2,163,240
                                              ------------
            AUTO/TRUCK -- REPLACEMENT
            EQUIPMENT -- 0.1%
     5,200  Echlin, Inc. ...................       255,125
    14,625  Genuine Parts Co. ..............       505,477
                                              ------------
                                                   760,602
                                              ------------
            AUTOMOTIVE -- 1.7%
    53,238  Chrysler Corp. .................     3,001,292
    98,400  Ford Motor Co. .................     5,805,600
    58,000  General Motors Corp. ...........     3,875,125
                                              ------------
                                                12,682,017
                                              ------------
            BANKS -- MAJOR REGIONAL -- 5.5%
    52,998  Banc One Corp. .................     2,957,950
    30,900  Bank of New York Co., Inc. .....     1,875,244
    23,800  BankBoston Corp. ...............     1,323,875
    12,950  Comerica, Inc. .................       857,938
    23,853  First Chicago NBD Corp. ........     2,113,972
    79,370  First Union Corp. ..............     4,623,302
    22,407  Fleet Financial Group, Inc. ....     1,870,985
    36,000  KeyCorp.........................     1,282,500
    20,900  Mellon Bank Corp. ..............     1,455,163
    26,800  National City Corp. ............     1,902,800
    77,169  NationsBank.....................     5,903,428
     9,200  Northern Trust Corp. ...........       701,500
    62,000  Norwest Corp. ..................     2,317,250
    25,000  PNC Bank Corp. .................     1,345,313
     9,000  Republic New York Corp. ........       566,438

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            BANKS -- MAJOR REGIONAL (CONTINUED)
    14,400  Summit Bancorp *................  $    684,000
    17,300  SunTrust Banks, Inc. ...........     1,406,706
    60,362  U.S. Bancorp....................     2,595,566
    16,900  Wachovia Corp. .................     1,428,050
     7,100  Wells Fargo & Co. ..............     2,619,899
                                              ------------
                                                39,831,879
                                              ------------
            BANKS -- MIDWEST -- 0.2%
    19,100  Fifth Third Bancorp.............     1,203,300
    15,700  Huntington Bancshares...........       525,950
                                              ------------
                                                 1,729,250
                                              ------------
            BANKS -- MONEY CENTER -- 2.6%
    56,848  BankAmerica Corp. ..............     4,913,799
     8,000  Bankers Trust New York Corp. ...       928,500
    11,700  BB&T Corp. *....................       791,213
    69,116  Chase Manhattan Corp. ..........     5,218,258
    37,500  Citicorp........................     5,596,874
    14,600  J.P. Morgan & Co., Inc. ........     1,710,025
                                              ------------
                                                19,158,669
                                              ------------
            BANKS -- NORTHEAST -- 0.1%
    13,200  State Street Corp. .............       917,400
                                              ------------
            BEVERAGES -- ALCOHOLIC -- 0.3%
     3,000  Adolph Coors Co. ...............       102,000
    40,170  Anheuser-Busch Co., Inc. .......     1,895,522
     5,700  Brown-Forman Corp. .............       366,225
                                              ------------
                                                 2,363,747
                                              ------------
            BEVERAGES -- SOFT DRINKS -- 3.0%
   202,900  Coca-Cola Co. ..................    17,347,949
   124,500  PepsiCo, Inc. ..................     5,127,844
                                              ------------
                                                22,475,793
                                              ------------
            BROADCASTING/CABLE -- 0.8%
    10,100  Clear Channel Communications....     1,102,163
    28,600  Comcast Corp. Special...........     1,160,981
    49,800  Media One Group *...............     2,188,087
    41,646  Tele-Communications Inc.,
            Class A *.......................     1,600,768
                                              ------------
                                                 6,051,999
                                              ------------
            BUILDING & CONSTRUCTION --
            MISCELLANEOUS -- 0.2%
     3,300  Armstrong World Industries,
            Inc. ...........................       222,338
    13,600  Masco Corp. ....................       822,800
     4,400  Owens-Corning Fiberglas Corp. *.       179,575
                                              ------------
                                                 1,224,713
                                              ------------
            BUILDING -- HEAVY CONSTRUCTION -- 0.1%
     6,900  Fluor Corp. ....................       351,900
     3,300  Foster Wheeler Corp. ...........        70,744
                                              ------------
                                                   422,644
                                              ------------
            BUILDING -- MAINTENANCE & SERVICE -- 0.0%
    10,600  Ecolab, Inc. ...................       328,600
                                              ------------

                                   Continued

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            BUILDING -- MOBILE/MANUFACTURING &
            RECREATIONAL VEHICLES -- 0.0%
     3,000  Fleetwood Enterprises, Inc. *...  $    120,000
                                              ------------
            BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.1%
     4,900  Centex Corp. ...................       184,975
     3,240  Kaufman & Broad Home Corp. .....       102,870
     3,500  Pulte Corp. ....................       104,563
                                              ------------
                                                   392,408
                                              ------------
            BUILDING PRODUCTS -- RETAIL/WHOLESALE -- 0.8%
    60,031  Home Depot, Inc. ...............     4,986,324
    28,600  Lowe's Cos., Inc. ..............     1,160,088
                                              ------------
                                                 6,146,412
                                              ------------
            BUILDING PRODUCTS -- WOOD -- 0.1%
     9,000  Louisiana-Pacific Corp. ........       164,250
    16,350  Weyerhaeuser Co. ...............       755,166
                                              ------------
                                                   919,416
                                              ------------
            BUSINESS INFORMATION -- 0.2%
    13,265  Cognizant Corp. *...............       835,695
    13,965  Dun & Bradstreet Corp. .........       504,486
                                              ------------
                                                 1,340,181
                                              ------------
            BUSINESS SERVICES -- 0.0%
     8,600  H & R Block *...................       362,275
                                              ------------
            CAPITAL GOODS -- 0.2%
    58,300  CBS Corp. ......................     1,851,025
                                              ------------
            CHEMICALS -- DIVERSIFIED -- 2.0%
     5,900  B.F.Goodrich Co. ...............       292,788
    18,600  Dow Chemical Co. ...............     1,798,387
    92,800  E.I. du Pont de Nemours & Co. ..     6,925,199
     6,400  Eastman Chemical Co. ...........       398,400
     7,900  Hercules, Inc. .................       324,888
    48,600  Monsanto Co. ...................     2,715,524
    14,600  PPG Industries, Inc. ...........     1,015,612
     5,000  Rohm & Haas Co. ................       519,688
    10,100  Union Carbide Corp. ............       539,088
     6,100  W.R. Grace & Co. *..............       104,081
                                              ------------
                                                14,633,655
                                              ------------
            CHEMICALS -- SPECIALTY -- 0.3%
    19,400  Air Products & Chemical, Inc. ..       776,000
    11,837  Engelhard Corp. ................       239,699
     4,900  Great Lakes Chemical Corp. .....       193,244
    10,700  Morton International, Inc. *....       267,500
     5,500  Nalco Chemical Co. .............       193,188
    12,900  Praxair, Inc. ..................       603,881
     8,200  Sigma-Aldrich Corp. ............       288,025
                                              ------------
                                                 2,561,537
                                              ------------
            COMMERCIAL SERVICES -- 0.2%
    66,519  Cendant Corp. ..................     1,388,584
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            COMPUTER SOFTWARE -- 3.6%
     5,600  Adobe Systems, Inc. *...........  $    237,650
    44,818  Computer Associates
            International, Inc. ............     2,490,199
   199,700  Microsoft Corp. *...............    21,642,487
    80,675  Oracle Corp. *..................     1,981,580
    21,100  Parametric Technology Corp. *...       572,338
                                              ------------
                                                26,924,254
                                              ------------
            COMPUTERS -- LOCAL AREA NETWORK -- 1.3%
    29,100  3COM Corp. *....................       893,006
    18,000  Bay Networks, Inc. *............       580,500
    13,000  Cabletron Systems *.............       174,688
    83,500  Cisco Systems, Inc. *...........     7,687,219
    28,800  Novell, Inc. *..................       367,200
                                              ------------
                                                 9,702,613
                                              ------------
            COMPUTERS -- MAINFRAME -- 1.3%
    79,800  International Business Machines
            Corp. ..........................     9,162,038
    20,500  Unisys Corp. ...................       579,125
                                              ------------
                                                 9,741,163
                                              ------------
            COMPUTERS -- MEMORY DEVICES -- 0.3%
    40,700  EMC Corp. *.....................     1,823,869
    19,900  Seagate Technology, Inc. *......       473,869
                                              ------------
                                                 2,297,738
                                              ------------
            COMPUTERS -- MICRO -- 1.3%
    10,900  Apple Computer, Inc. *..........       312,694
   135,574  Compaq Computer Corp. ..........     3,846,912
     4,000  Data General Corp. *............        59,750
    53,600  Dell Computer Corp. *...........     4,974,750
    12,700  Gateway 2000, Inc. *............       642,938
                                              ------------
                                                 9,837,044
                                              ------------
            COMPUTERS -- MINI -- 0.9%
    85,300  Hewlett-Packard Co. ............     5,107,337
    15,400  Silicon Graphics, Inc. *........       186,725
    31,000  Sun Microsystems, Inc. *........     1,346,563
                                              ------------
                                                 6,640,625
                                              ------------
            COMPUTERS -- SERVICES -- 0.6%
    24,500  Automatic Data Processing,
            Inc. ...........................     1,785,437
     6,200  Ceridian Corp. *................       364,250
    12,800  Computer Science *..............       819,200
    12,300  Equifax, Inc. ..................       446,644
    35,100  First Data Corp. ...............     1,169,269
     2,200  Shared Medical Systems Corp. ...       161,563
                                              ------------
                                                 4,746,363
                                              ------------
            CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.8%
     6,000  American Greetings Corp. .......       305,625
     3,195  Jostens, Inc. ..................        77,079
    13,100  Newell Cos., Inc. ..............       652,544
    12,300  Rubbermaid, Inc. *..............       408,206
     5,000  Tupperware Corp. ...............       140,625

                                   Continued

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            CONSUMER PRODUCTS -- MISCELLANEOUS (CONTINUED)
    52,500  Unilever NV, ADR................  $  4,144,219
                                              ------------
                                                 5,728,298
                                              ------------
            CONTAINERS & PACKAGING -- 0.1%
    12,700  Owens-Illinois *................       568,325
     6,716  Sealed Air Corp. *..............       246,813
                                              ------------
                                                   815,138
                                              ------------
            CONTAINERS -- METAL & GLASS -- 0.1%
     2,500  Ball Corp. .....................       100,469
    10,500  Crown Cork & Seal Co., Inc. ....       498,750
                                              ------------
                                                   599,219
                                              ------------
            CONTAINERS -- PAPER & PLASTIC -- 0.0%
     4,300  Bemis Co. ......................       175,763
                                              ------------
            COSMETICS & TOILETRIES -- 1.2%
     4,700  Alberto Culver Co., Class B.....       136,300
    10,800  Avon Products, Inc. ............       837,000
    91,864  Gillette Co. ...................     5,207,540
     9,000  International Flavors &
            Fragrances, Inc. ...............       390,938
    45,640  Kimberly-Clark Corp. ...........     2,093,735
                                              ------------
                                                 8,665,513
                                              ------------
            DIVERSIFIED -- 4.8%
    16,020  Allegheny Teledyne, Inc. .......       366,458
    46,300  Allied Signal, Inc. ............     2,054,563
     3,750  Crane Co. ......................       182,109
     3,000  FMC Corp. *.....................       204,563
   268,500  General Electric Co. (b)........    24,433,499
     9,700  ITT Industries, Inc. ...........       362,538
     6,900  Johnson Controls, Inc. .........       393,731
    33,500  Minnesota Mining & Manufacturing
            Co. ............................     2,753,280
     3,500  National Service Industries,
            Inc. ...........................       178,063
    29,200  Seagram Co., Ltd. ..............     1,195,375
    14,000  Tenneco, Inc. ..................       532,875
    13,500  Textron, Inc. ..................       967,781
    19,100  United Technologies Corp. ......     1,766,750
                                              ------------
                                                35,391,585
                                              ------------
            ELECTRICAL & ELECTRONIC -- 0.0%
     6,900  KLA-Tencor Corp. *..............       191,044
                                              ------------
            ELECTRICAL COMPONENTS --
            SEMICONDUCTORS -- 2.0%
    11,600  Advanced Micro Devices, Inc. *..       197,925
    30,000  Applied Materials, Inc. *.......       885,000
   134,200  Intel Corp. ....................     9,947,574
    11,600  LSI Logic Corp. *...............       267,525

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            ELECTRICAL COMPONENTS -- SEMICONDUCTORS
            (CONTINUED)
    17,400  Micron Technology, Inc. ........  $    431,738
    13,500  National Semiconductor Corp. *..       178,031
    16,500  Rockwell International Corp. ...       793,031
    32,000  Texas Instruments, Inc. ........     1,866,000
                                              ------------
                                                14,566,824
                                              ------------
            ELECTRONIC -- CONNECTORS -- 0.1%
    18,036  AMP, Inc. ......................       619,988
     4,500  Thomas & Betts Corp. ...........       221,625
                                              ------------
                                                   841,613
                                              ------------
            ELECTRONIC MEASURING EQUIPMENT -- 0.0%
     4,100  Tektronix, Inc. ................       145,038
                                              ------------
            ELECTRONICS -- 0.0%
     7,000  Raychem Corp. ..................       206,938
                                              ------------
            ENERGY -- 0.0%
     8,700  Orxy Energy Co. *...............       192,488
                                              ------------
            FINANCE -- 0.8%
    28,427  Associates First Capital,
            Class A.........................     2,185,325
    20,700  Franklin Resources, Inc. .......     1,117,800
    10,800  Mercantile Bancorporation.......       544,050
    16,000  Sunamerica, Inc. ...............       919,000
    31,645  Washington Mutual, Inc. ........     1,374,580
                                              ------------
                                                 6,140,755
                                              ------------
            FINANCIAL -- BANKING -- 0.1%
    21,500  Synovus Financial Corp. ........       510,625

            FINANCIAL -- CONSUMER LOANS -- 0.4%
     4,400  Beneficial Corp. ...............       674,025
    26,300  Household International, Inc. ..     1,308,425
    41,087  MBNA Corp. .....................     1,355,871
                                              ------------
                                                 3,338,321
                                              ------------
            FINANCIAL --
            INVESTMENT BANKER/BROKER -- 0.1%
     8,400  Lehman Brothers Holding, Inc. ..       651,525
                                              ------------
            FINANCIAL -- INVESTMENT BANKERS -- 0.4%
    27,300  Merrill Lynch & Co., Inc. ......     2,518,425
    21,750  Schwab (Charles) Corp. .........       706,875
                                              ------------
                                                 3,225,300
                                              ------------
            FINANCIAL -- MISCELLANEOUS SERVICES -- 1.2%
    38,100  American Express Co. ...........     4,343,400
    48,616  Morgan Stanley, Dean Witter,
            Discover & Co. .................     4,442,287
                                              ------------
                                                 8,785,687
                                              ------------

                                   Continued

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            FINANCIAL -- MORTGAGE & RELATED
            SERVICES -- 1.2%
     8,900  Country Wide Credit Industries,
            Inc. *..........................  $    451,675
    87,000  Fannie Mae......................     5,285,250
    57,000  Freddie Mac.....................     2,682,563
    11,200  Green Tree Financial Corp. .....       479,500
                                              ------------
                                                 8,898,988
                                              ------------
            FINANCIAL -- SAVINGS & LOAN -- 0.2%
     4,700  Golden West Financial Corp. ....       499,669
     9,000  H.F. Ahmanson & Co. ............       639,000
                                              ------------
                                                 1,138,669
                                              ------------
            FOOD -- CANNED -- 0.5%
    37,400  Campbell Soup Co. ..............     1,986,875
    30,000  H.J. Heinz Co. .................     1,683,750
                                              ------------
                                                 3,670,625
                                              ------------
            FOOD -- CONFECTIONARY -- 0.2%
    11,700  Hershey Foods Corp. ............       807,300
     9,500  Wm. Wrigley Jr. Co. *...........       931,000
                                              ------------
                                                 1,738,300
                                              ------------
            FOOD -- DIVERSIFIED -- 1.2%
    23,600  Bestfoods.......................     1,370,275
    39,050  ConAgra, Inc. ..................     1,237,397
    13,000  General Mills, Inc. ............       888,875
    33,700  Kellogg Co. ....................     1,265,856
    11,400  Quaker Oats Co. ................       626,288
     8,780  Ralston Purina Group............     1,025,614
    38,800  Sara Lee Corp. .................     2,170,374
                                              ------------
                                                 8,584,679
                                              ------------
            FOOD -- FLOUR & GRAIN -- 0.1%
    46,863  Archer-Daniels-Midland Co. .....       907,971
                                              ------------
            FOOD ITEMS -- WHOLESALE -- 0.1%
     4,900  Supervalu, Inc. ................       217,438
    27,900  Sysco Corp. ....................       714,937
                                              ------------
                                                   932,375
                                              ------------
            FUNERAL SERVICES -- 0.1%
    20,700  Service Corp. International *...       887,513
                                              ------------
            GAS & ELECTRIC UTILITY -- 0.2%
    31,300  PG & E Corp.....................       987,906
    19,000  Public Service Enterprises......       654,313
                                              ------------
                                                 1,642,219
                                              ------------
            GLASS PRODUCTS -- 0.1%
    19,000  Corning, Inc. ..................       660,250
                                              ------------
            HOTELS & LODGING -- 0.2%
    20,500  Hilton Hotels Corp. ............       584,250
    20,900  Marriott International,
            Class A.........................       676,638
                                              ------------
                                                 1,260,888
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            INSTRUMENTS -- CONTROL -- 0.1%
     4,022  General Signal Corp. ...........  $    144,792
    10,400  Honeywell, Inc. ................       869,050
                                              ------------
                                                 1,013,842
                                              ------------
            INSTRUMENTS -- SCIENTIFIC -- 0.1%
     3,700  EG&G, Inc. .....................       111,000
     3,600  Millipore Corp. ................        98,100
     4,000  Perkin-Elmer Corp. .............       248,750
                                              ------------
                                                   457,850
                                              ------------
            INSURANCE -- 0.2%
    13,500  Cincinnati Financial Corp. .....       518,063
     5,900  Progressive Corp. -- Ohio.......       831,900
                                              ------------
                                                 1,349,963
                                              ------------
            INSURANCE -- ACCIDENT & HEALTH -- 0.1%
    13,800  Aon Corp. ......................       969,450
                                              ------------
            INSURANCE -- BROKERS -- 0.2%
    20,850  Marsh & McLennan Cos., Inc. ....     1,260,122
                                              ------------
            INSURANCE -- LIFE -- 0.7%
    20,798  American General Corp. .........     1,480,557
    15,500  Conseco, Inc. ..................       724,625
     8,725  Jefferson-Pilot Corp.*..........       505,505
     7,800  Providian Financial.............       612,788
    11,500  Torchmark Corp. ................       526,125
     5,182  TransAmerica Corp. .............       596,578
    11,400  UNUM Corp. .....................       632,700
                                              ------------
                                                 5,078,878
                                              ------------
            INSURANCE -- MULTI-LINE -- 1.5%
    12,170  Aetna, Inc. ....................       926,441
    18,200  CIGNA Corp. ....................     1,255,800
     9,700  Hartford Financial Services
            Group, Inc. ....................     1,109,438
     9,400  Loews Corp. ....................       818,975
     8,000  MBIA, Inc. .....................       599,000
     9,400  MGIC Investment Corp. ..........       536,388
    94,094  Travelers Group, Inc. ..........     5,704,448
                                              ------------
                                                10,950,490
                                              ------------
            INSURANCE -- PROPERTY & CASUALTY -- 2.2%
    35,199  Allstate Corp. .................     3,222,908
    57,520  American International Group....     8,397,920
     14,00  Chubb Corp. ....................     1,125,250
     6,400  General Re Corp. ...............     1,622,400
     8,400  Lincoln National Corp.*.........       767,550
    11,600  Safeco Corp. ...................       527,075
    18,934  St. Paul Cos., Inc. ............       796,411
                                              ------------
                                                16,459,514
                                              ------------
            LEISURE & RECREATION PRODUCTS -- 0.0%
     8,200  Brunswick Corp..................       202,950
                                              ------------

                                   Continued

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            LEISURE & RECREATION/GAMING -- 0.1%
     8,300  Harrah's Entertainment, Inc. ...  $    192,975
    14,700  Mirage Resorts *................       313,294
                                              ------------
                                                   506,269
                                              ------------
            MACHINE TOOLS & RELATED PRODUCTS -- 0.0%
     3,300  Cincinnati Milacron, Inc. ......        80,231
                                              ------------
            MACHINERY -- CONSTRUCTION/MINING -- 0.3%
    30,500  Caterpillar, Inc. ..............     1,612,687
    13,550  Ingersoll-Rand Co. .............       597,047
                                              ------------
                                                 2,209,734
                                              ------------
            MACHINERY -- ELECTRICAL -- 0.4%
    36,400  Emerson Electric Co. ...........     2,195,375
     8,200  W.W. Grainger, Inc. ............       408,463
                                              ------------
                                                 2,603,838
                                              ------------
            MACHINERY -- FARM -- 0.2%
     2,000  Briggs & Stratton Corp. ........        74,875
     6,200  Case Corp. .....................       299,150
    20,500  Deere & Co. ....................     1,083,938
                                              ------------
                                                 1,457,963
                                              ------------
            MACHINERY -- GENERAL INDUSTRIAL -- 0.4%
     2,300  Aeroquip-Vickers Inc. ..........       134,263
     9,900  Cooper Industries, Inc. ........       543,881
    18,200  Dover Corp......................       623,350
     3,922  Harnischfeger Industries, Inc. .       111,042
    20,500  Illinois Tool Works, Inc. ......     1,367,093
     9,125  Parker-Hannifin Corp. ..........       347,891
                                              ------------
                                                 3,127,520
                                              ------------
            MACHINERY -- MATERIAL HANDLING -- 0.0%
       700  Nacco Industries, Inc. .........        90,475
                                              ------------
            MACHINERY -- THERMAL PROCESSOR -- 0.1%
    13,100  Thermo Electron Corp. *.........       447,856
                                              ------------
            MEDIA CONGLOMERATES -- 1.6%
    47,460  Time Warner, Inc. ..............     4,054,864
    29,000  ViaCom, Inc., Class B *.........     1,689,250
    55,400  Walt Disney Co. ................     5,820,462
                                              ------------
                                                11,564,576
                                              ------------
            MEDICAL -- BIOMEDICAL/GENETIC -- 0.2%
    21,600  Amgen, Inc. *...................     1,412,100
                                              ------------
            MEDICAL -- DRUGS -- 8.6%
   125,500  Abbott Laboratories.............     5,129,813
     7,000  Alza Corp. .....................       302,750
   106,600  American Home Products Corp. ...     5,516,550
    81,600  Bristol-Myers Squibb Co. .......     9,378,899
    91,000  Eli Lilly & Co. ................     6,011,688
    98,300  Merck & Co., Inc. ..............    13,147,624

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            MEDICAL -- DRUGS (CONTINUED)
   106,100  Pfizer, Inc. ...................  $ 11,531,743
    41,630  Pharmacia & Upjohn, Inc. .......     1,920,184
    60,100  Schering-Plough Corp. ..........     5,506,663
    67,000  Warner-Lambert Co. .............     4,648,125
                                              ------------
                                                63,094,039
                                              ------------
            MEDICAL -- HEALTH MEDICAL
            ORGANIZATION -- 0.2%
    13,400  Humana, Inc. *..................       417,913
    15,500  United Healthcare Corp. ........       984,250
                                              ------------
                                                 1,402,163
                                              ------------
            MEDICAL -- HOSPITAL -- 0.3%
    53,149  Columbia/HCA Healthcare Corp. ..     1,547,965
    25,100  Tenet Healthcare Corp. *........       784,375
                                              ------------
                                                 2,332,340
                                              ------------
            MEDICAL -- NURSING HOMES -- 0.0%
     5,200  Manor Care, Inc. *..............       199,875
                                              ------------
            MEDICAL -- OUTPATIENT/HOME CARE -- 0.1%
    32,300  HEALTHSOUTH Corp. *.............       862,006
                                              ------------
            MEDICAL -- WHOLESALE DRUG -- 0.1%
     9,000  Cardinal Health, Inc. ..........       843,750
                                              ------------
            MEDICAL INSTRUMENTS -- 0.4%
     9,200  Biomet, Inc. *..................       304,175
    38,400  Medtronic, Inc. ................     2,448,000
     6,900  St. Jude Medical, Inc. *........       254,006
     6,200  U.S. Surgical Corp. ............       282,875
                                              ------------
                                                 3,289,056
                                              ------------
            MEDICAL PRODUCTS -- 0.7%
     5,400  Allergan, Inc. .................       250,425
    23,000  Baxter International, Inc. .....     1,237,688
    16,000  Boston Scientific Corp. *.......     1,146,000
    12,400  Guidant Corp. ..................       884,275
    34,600  HBO & Co. ......................     1,219,650
     6,000  Mallinckrodt, Inc. .............       178,125
                                              ------------
                                                 4,916,163
                                              ------------
            MEDICAL/DENTAL SUPPLIES -- 1.3%
     4,500  Bausch & Lomb, Inc. ............       225,563
    10,000  Becton, Dickinson & Co. ........       776,250
     4,700  C.R. Bard, Inc. ................       178,894
   110,300  Johnson & Johnson...............     8,134,624
                                              ------------
                                                 9,315,331
                                              ------------
            METAL -- GOLD -- 0.2%
    30,600  Barrick Gold Corp. .............       587,137
    18,800  Battle Mountian Gold Co. .......       111,625
    17,300  Homestake Mining Co. ...........       179,488
    12,815  Newmont Mining Corp. ...........       302,754
    20,300  Placer Dome, Inc. ..............       238,525
                                              ------------
                                                 1,419,529
                                              ------------

                                   Continued

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            METAL -- MISCELLANEOUS -- 0.0%
     7,700  Cyprus Amax Minerals Co. .......  $    102,025
    13,700  Inco, Ltd. .....................       186,663
                                              ------------
                                                   288,688
                                              ------------
            METAL -- NON-FERROUS -- 0.3%
    18,650  Alcan Aluminum, Ltd. ...........       515,206
    14,100  Aluminum Co. of America.........       929,719
     3,300  Asarco, Inc. ...................        73,425
    15,900  Freeport-McMoran Copper & Gold,
            Inc.-Class B....................       241,481
     4,800  Phelps Dodge Corp. .............       274,500
     6,100  Reynolds Metals Co. ............       341,219
                                              ------------
                                                 2,375,550
                                              ------------
            METAL -- PROCESSING & FABRICATION -- 0.0%
     5,200  Timken Co.......................       160,225
     7,925  Worthington Industries, Inc. ...       119,370
                                              ------------
                                                   279,595
                                              ------------
            MOVIE/TELEVISION PRODUCTION &
            DISTRIBUTION -- 0.0%
     6,000  King World Productions, Inc. ...       153,000
                                              ------------
            NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
    37,300  Waste Management Inc. ..........     1,305,500
                                              ------------
            OFFICE AUTOMATION & EQUIPMENT -- 0.5%
    11,044  IKON Office Solutions, Inc. ....       160,828
    23,800  Pitney Bowes, Inc. .............     1,145,375
    26,767  Xerox Corp. ....................     2,720,197
                                              ------------
                                                 4,026,400
                                              ------------
            OFFICE SUPPLIES & FORMS -- 0.1%
     8,400  Avery Dennison Corp. ...........       451,500
     6,700  Deluxe Corp. ...................       239,944
     7,300  Moore Corp., Ltd. ..............        96,725
                                              ------------
                                                   788,169
                                              ------------
            OIL & GAS -- 0.1%
     4,900  Anadarko Petroleum Corp. .......       329,219
     7,800  Apache Corp. ...................       245,700
                                              ------------
                                                   574,919
                                              ------------
            OIL & GAS -- DRILLING -- 0.4%
     7,100  Rowan Cos., Inc. *..............       138,006
    40,800  Schlumberger Ltd. ..............     2,787,150
                                              ------------
                                                 2,925,156
                                              ------------
            OIL -- FIELD SERVICES -- 0.2%
    21,500  Halliburton Co. ................       958,093
     4,500  Western Atlas *.................       381,938
                                              ------------
                                                 1,340,031
                                              ------------
            OIL -- INTERNATIONAL INTEGRATED -- 4.9%
    53,900  Chevron Corp. ..................     4,477,069
   202,300  Exxon Corp. ....................    14,426,518

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            OIL -- INTERNATIONAL INTEGRATED (CONTINUED)
    64,300  Mobil Corp. ....................  $  4,926,987
   175,900  Royal Dutch Petroleum Co., ADR..     9,641,518
    45,000  Texaco, Inc. ...................     2,685,938
                                              ------------
                                                36,158,030
                                              ------------
            OIL -- PRODUCTION/PIPELINE -- 0.5%
     8,750  Coastal Corp. ..................       610,859
     6,750  Columbia Gas System, Inc. ......       375,469
    26,900  Enron Corp. ....................     1,454,281
     9,000  Sonat, Inc. ....................       347,625
    33,700  Williams Co. ...................     1,137,375
                                              ------------
                                                 3,925,609
                                              ------------
            OIL -- U.S. EXPLORATION & PRODUCTION -- 0.1%
    14,465  Burlington Resources, Inc. .....       622,899
     4,100  Helmerich & Payne, Inc. ........        91,225
    20,823  Union Pacific Resources Group,
            Inc. ...........................       365,704
                                              ------------
                                                 1,079,828
                                              ------------
            OIL -- U.S. INTEGRATED -- 1.3%
     7,500  Amerada Hess Corp. .............       407,344
    79,900  Amoco Corp. ....................     3,325,837
    26,300  Atlantic Richfield Co. .........     2,054,687
     3,900  Kerr-Mcgee Corp. ...............       225,713
    27,800  Occidental Petroleum Corp. .....       750,600
     3,900  Pennzoil Co. ...................       197,438
    21,600  Phillips Petroleum Co. .........     1,040,850
    20,200  Unocal Corp. ...................       722,150
    23,700  USX-Marathon Group..............       813,206
                                              ------------
                                                 9,537,825
                                              ------------
            OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
    13,900  Baker Hughes, Inc. .............       480,419
    14,400  Dresser Industries, Inc. .......       634,499
     5,000  McDermott International, Inc. ..       172,188
                                              ------------
                                                 1,287,106
                                              ------------
            OIL REFINING -- 0.1%
     6,200  Ashland, Inc. ..................       320,075
     7,774  Sun Co., Inc. ..................       301,728
                                              ------------
                                                   621,803
                                              ------------
            PAINTS & RELATED PRODUCTS -- 0.1%
    14,200  Sherwin-Williams Co. ...........       470,375
                                              ------------
            PAPER & RELATED PRODUCTS -- 0.6%
     4,608  Boise Cascade Corp. ............       150,912
     7,900  Champion International Co. .....       388,581
    17,100  Fort James Corp. ...............       760,950
     7,600  Georgia Pacific Corp. ..........       447,925
    24,824  International Paper Co. ........     1,067,432
     8,600  Mead Corp. .....................       273,050
     2,400  Potlatch Corp. .................       100,800
     8,146  Stone Container Corp. *.........       127,281
     4,600  Temple-Inland, Inc. ............       247,825

                                   Continued

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            PAPER & RELATED PRODUCTS (CONTINUED)
     5,700  Union Camp Corp. ...............  $    282,863
     8,350  Westvaco Corp. .................       235,888
     9,100  Williamette Industries, Inc. ...       291,200
                                              ------------
                                                 4,374,707
                                              ------------
            PHOTOGRAPHY -- 0.3%
    26,700  Eastman Kodak Co. ..............     1,950,769
     3,689  Polaroid Corp. .................       131,190
                                              ------------
                                                 2,081,959
                                              ------------
            POLLUTION CONTROL -- 0.1%
    15,900  Browning-Ferris Industries,
            Inc. ...........................       552,524
    27,000  Laidlaw, Inc. ..................       329,063
    10,199  Pall Corp. .....................       209,080
                                              ------------
                                                 1,090,667
                                              ------------
            PRINTING -- COMMERCIAL -- 0.1%
    12,000  R.R. Donnelley & Sons Co. ......       549,000
                                              ------------
            PROTECTION -- SAFETY -- 0.4%
    46,900  Tyco International Ltd. ........     2,954,700
                                              ------------
            PUBLISHING -- BOOKS -- 0.1%
     8,100  McGraw-Hill Cos., Inc. .........       660,656
                                              ------------
            PUBLISHING -- NEWSPAPERS -- 0.6%
     7,900  Dow Jones & Co. ................       440,425
    23,300  Gannett, Inc. ..................     1,655,756
     6,900  Knight-Ridder, Inc. ............       379,931
     7,900  New York Times Co. .............       626,075
     7,300  Times Mirror Co. ...............       458,988
    10,100  Tribune Co. ....................       695,006
                                              ------------
                                                 4,256,181
                                              ------------
            PUBLISHING -- PERIODICALS -- 0.0%
     4,300  Meredith Corp. .................       201,831
                                              ------------
            RESTAURANTS -- 0.6%
    12,200  Darden Restaurants, Inc. .......       193,675
    56,500  McDonald's Corp. ...............     3,898,500
    12,410  Tricon Global Restaurants *.....       393,242
    10,800  Wendy's International, Inc. ....       253,800
                                              ------------
                                                 4,739,217
                                              ------------
            RETAIL -- 0.0%
     8,800  Consolidated Stores *...........       319,000
                                              ------------
            RETAIL -- APPAREL/SHOES -- 0.5%
    32,450  Gap, Inc. ......................     1,999,731
    22,078  Limited, Inc. ..................       731,334
     6,300  Nordstrom, Inc. ................       486,675
    26,400  TJX Companies, Inc. *...........       636,900
    11,100  Venator Group, Inc. ............       212,288
                                              ------------
                                                 4,066,928
                                              ------------
            RETAIL -- CONSUMER ELECTRONICS -- 0.1%
     8,100  Circuit City Stores, Inc. ......       379,688
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            RETAIL -- DISCOUNT -- 2.1%
    17,550  Costco. Cos., Inc. *............  $  1,106,747
    35,900  Dayton-Hudson Corp. ............     1,741,150
    40,000  Kmart Corp. *...................       770,000
    23,250  Toys 'R' Us, Inc. *.............       547,828
   184,200  Wal-Mart Stores, Inc. ..........    11,190,149
                                              ------------
                                                15,355,874
                                              ------------
            RETAIL -- DRUG STORE -- 0.5%
    28,200  CVS Corp.*......................     1,098,038
     3,200  Longs Drug Stores Corp. ........        92,400
    21,200  Rite Aid Corp. *................       796,325
    40,600  Walgreen Co. ...................     1,677,287
                                              ------------
                                                 3,664,050
                                              ------------
            RETAIL -- MAJOR DEPARTMENT STORES -- 0.7%
     5,816  Harcourt General, Inc. *........       346,052
    20,500  J.C. Penney, Inc. ..............     1,482,406
    19,000  May Department Stores Co. ......     1,244,500
    32,175  Sears, Roebuck & Co. ...........     1,964,686
                                              ------------
                                                 5,037,644
                                              ------------
            RETAIL -- REGIONAL DEPARTMENT STORES -- 0.2%
     9,100  Dillards Department Stores,
            Inc. ...........................       377,081
    17,200  Federated Department Stores,
            Inc. *..........................       925,575
     3,000  Mercantile Stores Co. ..........       236,813
                                              ------------
                                                 1,539,469
                                              ------------
            RETAIL -- SUPERMARKETS -- 0.5%
    20,100  Albertsons, Inc. *..............     1,041,430
    22,400  American Stores Co. ............       541,800
     4,900  Giant Food Inc. ................       211,006
     3,100  Great Atlantic & Pacific Tea
            Co., Inc. ......................       102,494
    20,900  Kroger Co. *....................       896,088
    12,200  Winn-Dixie Stores, Inc. *.......       624,488
                                              ------------
                                                 3,417,306
                                              ------------
            RETAIL/WHOLESALE -- AUTO PARTS -- 0.1%
    12,500  Autozone, Inc. *................       399,219
     5,200  Pep Boys -- Manny, Moe & Jack *.        98,475
                                              ------------
                                                   497,694
                                              ------------
            RETAIL/WHOLESALE -- COMPUTERS -- 0.1%
     8,528  Tandy Corp. ....................       452,517
                                              ------------
            RUBBER -- TIRES -- 0.1%
     6,500  Cooper Tire & Rubber Co. .......       134,063
    12,800  Goodyear Tire & Rubber Co. .....       824,800
                                              ------------
                                                   958,863
                                              ------------

                                   Continued

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            SHOES & RELATED APPAREL -- 0.2%
    23,800  Nike, Inc., Class B.............  $  1,158,762
     4,600  Reebok International Ltd. *.....       127,363
                                              ------------
                                                 1,286,125
                                              ------------
            SOAP & CLEANING PREPARATIONS -- 1.7%
     8,500  Clorox, Inc. ...................       810,688
    24,300  Colgate-Palmolive Co. ..........     2,138,400
   110,100  Procter & Gamble Co. ...........    10,025,980
                                              ------------
                                                12,975,068
                                              ------------
            STEEL -- PRODUCERS -- 0.1%
     8,900  Armoc, Inc. *...................        56,738
    10,500  Bethlehem Steel Corp. *.........       130,594
     7,200  Nucor Corp. ....................       331,199
     7,040  USX-U.S. Steel Group, Inc. .....       232,320
                                              ------------
                                                   750,851
                                              ------------
            TECHNOLOGY -- SOFTWARE -- 0.0%
     3,800  Auto Desk *.....................       146,775
                                              ------------
            TELECOMMUNICATIONS -- CELLULAR -- 0.4%
    46,300  Airtouch Communications, Inc. *.     2,705,656
                                              ------------
            TELECOMMUNICATIONS -- EQUIPMENT -- 2.2%
     7,255  Andrew Corp. *..................       131,043
     5,800  Ascend Communications, Inc. *...       287,463
     9,700  DSC Communications Corp. *......       291,000
    12,100  General Instrument Corp. *......       328,969
     6,600  Harris Corp. ...................       294,938
   106,746  Lucent Technologies, Inc. ......     8,879,932
    49,000  Motorola, Inc. .................     2,575,562
    42,700  Northern TeleCom Ltd. ..........     2,423,224
     6,500  Scientific-Atlanta, Inc. .......       164,938
    14,900  Tellabs, Inc. *.................     1,067,213
                                              ------------
                                                16,444,282
                                              ------------
            TEXTILE -- APPAREL -- 0.1%
     6,000  Fruit of the Loom, Inc. *.......       199,125
     5,500  Liz Claiborne, Inc. *...........       287,375
     3,000  Russell Corp. ..................        90,563
    10,000  VF Corp. .......................       514,375
                                              ------------
                                                 1,091,438
                                              ------------
            TEXTILE -- HOME FURNISHINGS -- 0.0%
     1,700  Springs Industries, Inc. .......        78,413
                                              ------------
            TOBACCO -- 1.2%
    14,100  Fortune Brands, Inc. ...........       541,969
   198,900  Philip Morris Cos., Inc. .......     7,831,687
    15,100  U.S.T., Inc. ...................       407,700
                                              ------------
                                                 8,781,356
                                              ------------
            TOOLS -- HAND HELD -- 0.1%
     7,800  Black & Decker Corp. ...........       475,800
     4,950  Snap-On, Inc. ..................       179,438

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
     7,300  The Stanley Works...............  $    303,406
                                              ------------
                                                   958,644
                                              ------------
            TOYS/GAME/HOBBY -- 0.2%
    10,900  Hasbro, Inc. ...................       428,506
    23,847  Mattel, Inc. ...................     1,009,026
                                              ------------
                                                 1,437,532
                                              ------------
            TRANSPORTATION -- AIR FREIGHT -- 0.1%
    12,060  FDX Corp. *.....................       756,765
                                              ------------
            TRANSPORTATION -- AIRLINE -- 0.4%
    15,000  AMR Corp. *.....................     1,248,750
     6,100  Delta Air Lines, Inc. ..........       788,425
    18,150  Southwest Airlines Co. .........       537,694
     7,500  US Airways Group, Inc. *........       594,375
                                              ------------
                                                 3,169,244
                                              ------------
            TRANSPORTATION -- EQUIPMENT & LEASING -- 0.0%
     6,300  Ryder Systems, Inc. ............       198,844
                                              ------------
            TRANSPORTATION -- RAILROAD -- 0.5%
    12,800  Burlington Northern Santa Fe
            Corp. ..........................     1,256,800
    17,908  CSX Corp. ......................       814,814
    30,900  Norfolk Southern Corp. .........       921,206
    20,300  Union Pacific Corp. ............       895,738
                                              ------------
                                                 3,888,558
                                              ------------
            UTILITIES -- ELECTRIC POWER -- 2.1%
    11,300  Ameren Corp. ...................       449,175
    15,600  American Electric Power Co. ....       707,850
    12,100  Baltimore Gas & Electric Co. ...       375,856
    12,300  Carolina Power & Light Co. *....       533,513
    17,400  Central & South West Corp. .....       467,625
    12,935  CINergy Corp. ..................       452,725
    19,300  Consolidated Edison, Inc. ......       889,006
    11,900  Detroit Edison Co. .............       480,463
    15,850  Dominion Resources, Inc. .......       645,888
    29,506  Duke Power Co. *................     1,748,230
    31,300  Edison International............       925,305
    20,000  Entergy Corp. ..................       575,000
    18,900  First Energy Corp. .............       581,175
    14,900  Florida Power & Light, Inc. ....       938,699
    10,400  General Public Utilities Corp.
            *...............................       393,250
    23,144  Houston Industries, Inc. .......       714,571
    11,800  Niagara Mohawk Power Corp. *....       176,263
    12,200  Northern States Power Co. ......       349,225
    24,300  PacifiCorp. ....................       549,788
    18,300  Peco Energy Corp. ..............       534,131
    13,600  PP&L Resources, Inc. ...........       308,550
    56,600  Southern Co. ...................     1,567,112
    20,170  Texas Utilities Co. ............       839,576
    17,800  Unicom Corp. ...................       624,113
                                              ------------
                                                15,827,089
                                              ------------

                                   Continued

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            UTILITIES -- ELECTRIC POWER (CONTINUED)
            UTILITIES -- GAS DISTRIBUTION -- 0.2%
     7,800  Consolidated Natural Gas Co. *..  $    459,224
     1,700  Eastern Enterprises.............        72,888
     4,000  Nicor, Inc. ....................       160,500
     2,500  ONEOK, Inc. ....................        99,688
     2,900  People's Energy Corp. ..........       112,013
    10,226  Sempra Energy *.................       283,767
                                              ------------
                                                 1,188,080
                                              ------------
            UTILITIES -- TELEPHONE -- 6.4%
    15,100  Alltel Corp. ...................       702,150
    89,800  Ameritech Corp. ................     4,029,775
   133,256  AT&T Corp. .....................     7,612,248
   127,440  Bell Atlantic Corp. ............     5,814,450
    81,300  BellSouth Corp. ................     5,457,263
    13,500  Frontier Corp. *................       425,250
    78,600  GTE Corp. ......................     4,372,125
    57,100  MCI Communications Corp. .......     3,318,938
    21,600  Nextel Communications, Inc. --
            Class A *.......................       537,300
   150,418  SBC Communications, Inc. .......     6,016,719
    35,300  Sprint Corp. ...................     2,488,650
    40,960  US West, Inc. ..................     1,925,120
    83,100  Worldcom, Inc. *................     4,025,156
                                              ------------
                                                46,725,144
                                              ------------
            TOTAL COMMON STOCKS.............   732,237,509
                                              ------------
            (Cost $445,894,497)

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------

INVESTMENT COMPANIES -- 1.2%
 4,553,156  Dreyfus Cash Management Money
            Market Fund.....................  $  4,553,156
 4,594,644  Federated Prime Value
            Obligations Money Market Fund...     4,594,644
                                              ------------
            TOTAL INVESTMENT COMPANIES......     9,147,800
                                              ------------
            (Cost $9,147,800)
TOTAL INVESTMENTS -- 99.9%..................   741,385,309
(Cost $455,042,297)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.......................       652,046
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $742,037,355
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $297,256,997
       Unrealized depreciation...............   (10,913,985)
                                               ------------
       Net unrealized appreciation...........  $286,343,012
                                               ============

(b) Security has been deposited as initial margin on open future contracts.

* Non-income producing security.

ADR American Depositary Receipt

At June 30, 1998, the Fund's open future contracts were as follows:



        # OF                OPENING          CURRENT        MARKET
      CONTRACTS          CONTRACT TYPE       POSITION       VALUE
---------------------  -----------------    ----------    ----------
32                     Standard & Poor's    $8,848,570    $9,144,000
                         500, 9/17/98

                       See Notes to Financial Statements.

                                    SHORT TERM BOND FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
CORPORATE NOTES & BONDS -- 61.8%
             AEROSPACE -- 4.5%
$ 6,000,000  Boeing Capital Corp., 6.83%,
             05/21/01.......................  $  6,092,040
                                              ------------
             AUTOMOTIVE PARTS -- REPLACEMENT -- 3.7%
  5,000,000  Ford Motor Credit Co., 6.13%,
             04/28/03.......................     5,000,350
                                              ------------
             BANKING -- 7.4%
  5,000,000  ABN Amro Bank, 6.63%,
             10/31/01.......................     5,094,790
  5,000,000  Bankers Trust Corp., 5.85%,
             5/11/00........................     4,995,100
                                              ------------
                                                10,089,890
                                              ------------
             BROKERS -- 7.3%
  6,000,000  Morgan Stanley Group, Inc.,
             6.50%, 3/30/01.................     6,092,100
  3,750,000  Salomon, Inc., 6.50%, 3/1/00...     3,778,500
                                              ------------
                                                 9,870,600
                                              ------------
             FINANCE -- 22.6%
  5,000,000  Associates Corp. N.A., 8.19%,
             11/10/99.......................     5,160,150
  5,000,000  Bear Stearns Co., Inc., 6.50%,
             7/5/00.........................     5,045,100
  5,000,000  Household International, 7.28%,
             7/22/99........................     5,074,500
  5,000,000  MCN Investment Corp., 6.89%,
             1/16/02........................     5,143,400
  5,000,000  Merrill Lynch & Co., Inc.,
             6.64%, 09/19/02................     5,109,400
  5,000,000  Norwest Financial, Inc., 7.88%,
             2/15/02........................     5,300,300
                                              ------------
                                                30,832,850
                                              ------------
             INDUSTRIAL GOODS & SERVICES -- 8.8%
  4,375,000  Enron Corp., 6.45%, 11/15/01...     4,406,894
  3,500,000  Pepsico, Inc., 6.25%, 9/1/99...     3,515,610
  4,000,000  SuperValu, Inc., 7.25%,
             7/15/99........................     4,041,960
                                              ------------
                                                11,964,464
                                              ------------
             PHARMACEUTICALS -- 3.8%
  5,000,000  American Home Products Corp.,
             7.70%, 2/15/00.................     5,139,000
                                              ------------
             UTILITIES -- 3.7%
  5,000,000  Georgia Power Co., First
             Mortgage, 6.13%, 9/1/99........     5,011,750
                                              ------------
             TOTAL CORPORATE NOTES & BONDS..    84,000,944
                                              ------------
             (Cost $83,433,308)

 SHARES OR
 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.4%
$ 5,000,000  Federal Home Loan Bank, 5.81%,
             11/4/99........................  $  5,009,350
  5,000,000  Federal National Mortgage
             Assoc., 6.03%, 7/2/99..........     5,021,850
                                              ------------
             TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS....................    10,031,200
                                              ------------
             (Cost $9,993,758)
U.S. GOVERNMENT OBLIGATIONS -- 21.1%
             U.S. TREASURY NOTES -- 21.1%
  2,000,000  5.00%, 02/15/99................     1,994,060
 20,000,000  7.50%, 10/31/99................    20,496,799
  2,250,000  6.00%, 8/15/00.................     2,271,443
  3,750,000  6.63%, 7/31/01.................     3,863,663
                                              ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS....................    28,625,965
                                              ------------
             (Cost $28,342,265)
INVESTMENT COMPANIES -- 8.1%
  4,966,973  Dreyfus Cash Management Money
             Market Fund....................     4,966,973
  6,091,612  Federated Prime Value
             Obligations Money Market Fund..     6,091,612
                                              ------------
TOTAL INVESTMENT COMPANIES..................    11,058,585
                                              ------------
(Cost $11,058,585)
TOTAL INVESTMENTS -- 98.4%..................   133,716,693
                                              ------------
(Cost $132,827,916)(a)
OTHER ASSETS IN EXCESS OF LIABILITIES 1.6%..     2,158,254
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $135,874,947
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $  1,114,076
       Unrealized depreciation...............      (225,299)
                                               ------------
       Net unrealized appreciation...........  $    888,777
                                               ============

                       See Notes to Financial Statements.

                                    INTERMEDIATE BOND FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
CORPORATE NOTES & BONDS -- 27.9%
             BANKING -- 9.5%
 $6,000,000  Bank of Montreal-Chicago,
             7.80%, 4/1/07..................  $  6,599,160
 10,000,000  Bankers Trust Corp., 5.85%,
             5/11/00........................     9,990,200
 10,000,000  Chase Manhattan Corp., 6.75%,
             9/15/06........................    10,391,500
  8,000,000  Chase Manhattan Corp.-New,
             6.50%, 1/15/09.................     8,136,160
  8,000,000  Dresdner Bank New York, 7.25%,
             9/15/15........................     8,467,040
  5,000,000  J.P. Morgan & Co., 7.63%,
             9/15/04........................     5,348,800
  5,000,000  MBNA American Bank NA, 7.25%,
             9/15/02........................     5,163,650
  5,000,000  MBNA Master Credit Card Trust,
             5.77%, 8/15/05.................     5,001,550
  5,000,000  NCNB Corp., 9.38%, 9/15/09.....     6,176,650
  7,000,000  Societe Generale New York,
             9.88%, 7/15/03.................     8,061,060
                                              ------------
                                                73,335,770
                                              ------------
             BROKERS -- 0.6%
  5,000,000  Salomon, Inc., 5.64%*, 2/15/99.     5,017,000
                                              ------------
             FINANCE -- 10.2%
  5,000,000  Associates Corp., N.A.,
             6.52%,10/11/02.................     5,113,850
  5,500,000  Bear Stearns Co., 6.75%,
             4/15/03........................     5,620,505
  5,000,000  First Union Institutional
             Capital I, 8.04%, 12/1/26,
             Callable 12/1/06 @ 104.02......     5,372,650
 10,000,000  Ford Capital Guaranteed Notes,
             9.88%, 5/15/02.................    11,237,000
  8,400,000  Ford Motor Credit Corp., 9.03%,
             12/30/09, Callable 12/30/04 @
             100............................     9,627,912
  5,000,000  General Electric Capital Corp.,
             6.66%*, 5/1/18, Putable 5/1/00
             @ 100..........................     5,063,650
  5,000,000  Household Finance Corp., 8.00%,
             8/1/04.........................     5,427,350
  8,000,000  HSBC America Capital II, 8.38%,
             5/15/27, Callable 5/15/07 @
             104.19.........................     8,841,040
  5,000,000  Lehman Brothers, Inc., 7.38%,
             1/15/07........................     5,268,000
  7,000,000  Safeco, 6.88%, 7/15/07 (b).....     7,314,720
  5,000,000  Salomon Smith Barney, 7.13%,
             10/1/06........................     5,279,550
  5,100,000  Travelers Group Inc, 6.88%,
             12/15/03.......................     5,211,996
                                              ------------
                                                79,378,223
                                              ------------
             INDUSTRIAL GOODS & SERVICES -- 4.1%
  4,000,000  Boston Scientific, 6.63%,
             3/15/05........................     4,042,320
 11,500,000  Champion International Corp.,
             7.70%, 12/15/99................    11,758,175
  6,000,000  ConAgra, Inc., 6.70%, 8/1/27...     6,190,620

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
CORPORATE NOTES & BONDS (CONTINUED)
             INDUSTRIAL GOODS & SERVICES (CONTINUED)
$10,000,000  SuperValue, Inc., 7.25%,
             7/15/99........................  $ 10,104,900
                                              ------------
                                                32,096,015
                                              ------------
             INSURANCE -- 0.6%
  5,000,000  American Annuity Group, 6.88%,
             6/1/08.........................     5,015,400
                                              ------------
             TELECOMMUNICATIONS -- 0.9%
  6,000,000  Bell Canada, 7.75%, 4/1/06.....     6,603,120
                                              ------------
             TRANSPORTATION -- AIRLINE -- 1.3%
 10,000,000  Boeing Capital Corp., 6.30%,
             10/20/99.......................    10,024,800
                                              ------------
             UTILITIES -- 0.7%
  5,000,000  Western Resorces, Inc., 6.88%,
             8/1/04.........................     5,110,950
                                              ------------
             TOTAL CORPORATE NOTES & BONDS..   216,581,278
                                              ------------
             (Cost $210,496,007)
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.7%
             FEDERAL FARM CREDIT BANK -- 1.3%
 10,000,000  6.30%, 9/23/04.................    10,278,100
                                              ------------
             FEDERAL HOME LOAN BANK -- 0.7%
  5,000,000  6.49%, 1/8/04..................     5,182,800
                                              ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 1.9%
 10,410,000  8.12%, 1/31/05.................    11,722,597
  3,000,000  7.22%, 6/14/06.................     3,262,500
                                              ------------
                                                14,985,097
                                              ------------
             FANNIE MAE -- 5.1%
  7,950,000  7.35%, 3/28/05.................     8,624,478
 10,000,000  5.75%, 6/15/05.................     9,989,100
  9,100,000  6.00%, 11/15/22................     9,074,338
 12,000,000  6.25%, 11/18/23................    12,112,440
                                              ------------
                                                39,800,356
                                              ------------
             TENNESSEE VALLEY AUTHORITY: -- 0.7%
  5,000,000  6.25%, 12/15/17................     5,159,350
                                              ------------
             TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS....................    75,405,703
                                              ------------
             (Cost $73,124,031)
U.S. GOVERNMENT OBLIGATIONS -- 58.0%
             U.S. TREASURY BONDS -- 2.9%
 19,500,000  9.13%, 5/15/09.................    22,839,375
                                              ------------
             U.S. TREASURY NOTES -- 51.9%
  5,800,000  5.13%, 11/30/98................     5,795,476
  5,000,000  8.88%, 2/15/99.................     5,101,550
 33,000,000  6.25%, 3/31/99.................    33,190,740
 62,000,000  6.38%, 5/15/99.................    62,445,780
 28,250,000  7.75%, 1/31/00.................    29,185,640
 23,050,000  6.88%, 3/31/00.................    23,561,480
 24,000,000  8.75%, 8/15/00.................    25,530,000
 33,500,000  6.25%, 8/31/00.................    33,992,115
 56,000,000  6.50%, 5/31/01.................    57,434,720
 13,300,000  6.25%, 10/31/01................    13,576,374

                                   Continued

                                    INTERMEDIATE BOND FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
             U.S. TREASURY NOTES (CONTINUED)
$77,000,000  7.50%, 11/15/01................  $ 81,559,940
 21,700,000  7.50%, 2/15/05.................    24,019,079
  6,000,000  7.00%, 7/15/06.................     6,552,180
                                              ------------
                                               401,945,074
                                              ------------
             U.S. TREASURY STRIPS -- 3.2%
 36,500,000  5/15/05........................    25,055,425
                                              ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS....................   449,839,874
             (Cost $448,462,634)              ------------


YANKEE CERTIFICATES OF DEPOSIT -- 1.3%
 10,000,000  Potash Corp. Saskatchewan,
             7.13%, 6/15/07.................    10,401,600
                                              ------------
             TOTAL YANKEE CERTIFICATES OF
             DEPOSIT........................    10,401,600
             (Cost $10,026,500)               ------------

                        SECURITY                 MARKET
  SHARES               DESCRIPTION               VALUE
  ------               -----------               ------

INVESTMENT COMPANIES -- 1.6%
  5,816,062  Dreyfus Cash Management Money
             Market Fund....................  $  5,816,062
  6,705,230  Federated Prime Value
             Obligations Money Market Fund..     6,705,230
                                              ------------
             TOTAL INVESTMENT COMPANIES.....    12,521,292
             (Cost $12,521,292)               ------------


TOTAL INVESTMENTS -- $98.6%.................   764,749,746
(Cost $754,630,464) (a)
OTHER ASSETS IN EXCESS OF LIABILITIES 1.4%..    10,671,311
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $775,421,057
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation................  $11,964,632
       Unrealized depreciation................   (1,845,350)
                                                -----------
       Net unrealized appreciation............  $10,119,282
                                                ===========

(b) 144a security which is restricted as to resale to institutional investors.

  * Variable rate security. Rate presented represents rate in effect at June 30, 1998. Maturity date reflects next rate change date.

                       See Notes to Financial Statements.

                                    INCOME FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
CORPORATE NOTES & BONDS -- 38.8%
             AUTOMOTIVE -- 1.5%
 $4,000,000  Ford Motor Co., 6.63%,
             2/15/28........................  $  4,003,320
                                              ------------
             BANKING -- 14.0%
  2,700,000  Bank of Montreal-Chicago,
             7.80%, 4/1/07..................     2,969,622
  2,000,000  Bank of New York, 8.50%,
             12/15/04.......................     2,222,120
  2,000,000  BankAmerica Corp., 7.20%,
             4/15/06........................     2,113,020
  2,000,000  Chase Manhattan Corp., 7.13%,
             3/1/05.........................     2,088,500
  3,000,000  Dresdner Bank New York, 7.25%,
             9/15/15........................     3,175,140
  2,000,000  Fleet/Norstar Group, 8.63%,
             1/15/07........................     2,299,600
  2,000,000  Midland Bank PLC, 7.63%,
             6/15/06........................     2,138,480
  3,000,000  National City Bank of
             Cleveland, 7.25%, 7/15/10......     3,276,870
  5,000,000  NCNB Corp., 10.20%, 7/15/15....     6,871,499
  2,250,000  PNC Bank N.A., 7.88%,
             4/15/05........................     2,449,868
  2,000,000  Republic New York Corp., 7.00%,
             3/22/11........................     2,109,420
  2,000,000  Southtrust Bank NA, 6.57%,
             12/15/27.......................     2,059,220
  2,000,000  Swiss Bank Corp.-New York,
             7.38%, 7/15/15.................     2,186,640
                                              ------------
                                                35,959,999
                                              ------------
             BROKERS -- 0.8%
  2,000,000  Salomon, Inc., 6.75%,
             2/15/03........................     2,040,140
                                              ------------
             FINANCE -- 8.1%
  3,500,000  British Gas Finance, 6.63%,
             06/01/18.......................     3,510,150
  2,000,000  Discover Credit, 9.26%,
             03/20/12.......................     2,548,720
  2,000,000  Ford Motor Credit Corp., 9.03%,
             12/30/09, Callable 12/30/04 @
             100............................     2,292,360
  3,500,000  Great Western Financial Trust
             II, 8.21%, 2/1/27, Callable
             2/1/07 @ 104.1.................     3,822,980
  2,000,000  HSBC America Capital II, 8.38%,
             5/15/27, Callable 5/15/07 @
             104.19.........................     2,210,260
  2,000,000  Lehman Brothers Holdings, Inc.,
             8.75%, 3/15/05.................     2,258,600
  4,000,000  St. Paul Cos, Inc., 7.25%,
             8/9/07.........................     4,347,320
                                              ------------
                                                20,990,390
                                              ------------
             GAS TRANSMISSION -- 1.0%
  2,500,000  Enserch Corp., 7.13%,
             6/15/05........................     2,601,000
                                              ------------
             INDUSTRIAL GOODS & SERVICES -- 6.0%
  2,000,000  ConAgra, Inc., 6.70%, 8/1/27...     2,063,540
  5,000,000  Cyprus Amax, 7.38%, 5/15/07....     5,074,150

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
CORPORATE NOTES & BONDS (CONTINUED)
             INDUSTRIAL GOODS & SERVICES (CONTINUED)
 $3,000,000  Engelhard Corp., 7.38%,
             8/1/06.........................  $  3,198,660
  2,000,000  General Motors Corp., 9.13%,
             7/15/01........................     2,158,200
  2,950,000  Raytheon Co., 6.75%, 8/15/07...     3,025,019
                                              ------------
                                                15,519,569
                                              ------------
             INSURANCE -- 0.9%
  2,000,000  Travelers Capital III, 7.63%,
             12/1/36........................     2,231,980
                                              ------------
             OIL & GAS -- 2.4%
  5,000,000  Phillips Petroleum, 9.38%,
             2/15/11........................     6,276,150
                                              ------------
             RETAIL -- 1.9%
  4,818,254  Fred Meyer, Inc., Lease Trust,
             8.50%, 7/15/17.................     5,039,894
                                              ------------
             TELECOMMUNICATIONS -- 1.4%
  3,500,000  GTE Florida, Inc., 6.86%,
             2/1/28.........................     3,670,100
                                              ------------
             UTILITIES -- 0.8%
  2,000,000  Pacific Gas & Electric, 6.25%,
             3/1/04.........................     2,017,220
                                              ------------
             TOTAL CORPORATE NOTES & BONDS..   100,349,762
             (Cost $95,019,530)               ------------


FOREIGN GOVERNMENT AGENCIES -- 0.4%
  1,000,000  Hydro-Quebec, 9.41%, 3/23/00...     1,056,300
                                              ------------
             TOTAL FOREIGN GOVERNMENT
             AGENCIES.......................     1,056,300
             (Cost $1,059,483)                ------------


MUNICIPAL BOND -- TAXABLE -- 0.8%
  2,000,000  San Bernardino County,
             Financing Authority Pension
             Obligation Revenue, 6.99%,
             8/1/10 (Insured by MBIA).......     2,125,000
                                              ------------
             TOTAL MUNICIPAL BOND --
             TAXABLE........................     2,125,000
             (Cost $2,030,920)                ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.5%
             FEDERAL HOME LOAN MORTGAGE CORP. -- 1.1%
  2,500,000  7.22%, 6/14/06.................     2,718,750
                                              ------------
             FANNIE MAE -- 3.4%
  5,000,000  7.40%, 7/1/04..................     5,407,050
  3,500,000  6.25%, 11/18/23................     3,532,795
                                              ------------
                                                 8,939,845
                                              ------------
             TENNESSEE VALLEY AUTHORITY -- 2.0%
  5,000,000  6.25%, 12/15/17................     5,159,350
                                              ------------
             TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS....................    16,817,945
             (Cost $15,956,484)               ------------

                                   Continued

                                    INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
U.S. GOVERNMENT OBLIGATIONS -- 46.7%
$29,500,000  U.S. Treasury Bond, 11.88%,
             11/15/03.......................  $ 38,018,125
  9,500,000  U.S. Treasury Bond, 10.75%,
             8/15/05........................    12,360,355
  6,230,000  U.S. Treasury Bond, 7.25%,
             5/15/16........................     7,298,819
 11,000,000  U.S. Treasury Bond, 8.75%,
             5/15/20........................    15,104,320
 12,200,000  U.S. Treasury Note, 6.75%,
             6/30/99........................    12,346,766
 30,000,000  U.S. Treasury Note, 8.00%,
             5/15/01........................    31,940,700
  7,300,000  U.S. Treasury Note, Zero
             Coupon, 5/15/10................     3,750,083
                                              ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS....................   120,819,168
                                              ------------
             (Cost $119,869,343)


                        SECURITY                 MARKET
SHARES                 DESCRIPTION               VALUE
------                 -----------               ------

INVESTMENT COMPANIES -- 5.3%
  6,135,328  Dreyfus Cash Management Money
             Market Fund....................  $  6,135,328
  7,598,073  Federated Prime Value
             Obligations Money Market Fund..     7,598,073
                                              ------------
             TOTAL INVESTMENT COMPANIES.....    13,733,401
             (Cost $13,733,401)               ------------


TOTAL INVESTMENTS -- $98.5%.................   254,901,575
(Cost $247,669,161) (a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.5%.......................     3,928,204
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $258,829,779
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation................    $7,433,591
    Unrealized depreciation................      (201,177)
                                               ----------
    Net unrealized appreciation............    $7,232,414
                                               ==========

MBIA Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                                    LIMITED TERM TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS -- 97.6%
            ALASKA -- 1.4%
$  530,000  Alaska State Housing Finance
            Corp., 4.60%, 12/1/00 (Insured
            by MBIA)........................  $    537,950
                                              ------------
            ARIZONA -- 2.9%
 1,000,000  Arizona State University
            Revenue, 7.10%, 7/1/16,
            Prerefunded 7/1/01 @ 102........     1,103,750
                                              ------------
            ARKANSAS -- 2.7%
 1,000,000  Arkansas State Economic
            Development, 5.00%, 2/01/03,
            (Insured by AMBAC)..............     1,027,500
                                              ------------
            CALIFORNIA -- 3.2%
 1,000,000  University of California
            Revenue, Multiple Purpose
            Projects, Series B, 9.00%,
            9/1/03 (Insured by MBIA)........     1,216,250
                                              ------------
            COLORADO -- 1.3%
   500,000  Colorado Housing Finance
            Authority, 4.50%, 11/1/05.......       498,125
                                              ------------
            CONNECTICUT -- 2.8%
 1,000,000  Connecticut State, GO, Series C,
            5.38%, 8/15/02..................     1,048,750
                                              ------------
            DISTRICT OF COLUMBIA -- 2.7%
 1,000,000  District of Columbia, GO, 5.10%,
            12/1/99 (Insured by MBIA).......     1,016,250
                                              ------------
            ILLINOIS -- 7.7%
 1,000,000  Chicago Metropolitan Water
            Reclamation District, Working
            Cash Fund, 5.90%, 12/1/04.......     1,086,250
 1,000,000  Illinois Educational Facilities
            Authority Revenue, Loyola
            University, Series A, 6.30%,
            7/1/98 (Insured by MBIA)........     1,000,000
   745,000  University of Illinois Revenue,
            Health Service Facility, 4.90%,
            10/1/01 (Insured by AMBAC)......       762,694
                                              ------------
                                                 2,848,944
                                              ------------
            INDIANA -- 3.0%
 1,100,000  Greenwood Indiana School
            Building Corp., 4.75%,
            7/15/07.........................     1,122,000
                                              ------------
            KENTUCKY -- 2.7%
 1,000,000  Kentucky State Property &
            Buildings Commission, Project
            No. 53, 5.80%, 10/1/98..........     1,005,140
                                              ------------
            LOUISIANA -- 2.7%
 1,000,000  Louisiana State Gas & Fuels Tax
            Revenue, Series A, 7.00%,
            11/15/98 (Insured by FGIC)......     1,011,610
                                              ------------

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN -- 19.1%
$1,235,000  Detroit, GO, 8.00%, 4/1/11,
            Prerefunded 4/1/01 @ 102........  $  1,383,200
 1,050,000  Flint Michigan Hospital Building
            Authority Revenue, 5.00%,
            7/1/03..........................     1,063,125
 1,000,000  Michigan State Hospital Finance
            Authority Revenue, Detroit
            Medical Group, Series A, 5.00%,
            8/15/06, (Insured by AMBAC).....     1,030,000
 1,600,000  Michigan State Hospital Finance
            Authority Revenue, Sisters of
            Mercy Health Corp. Bond 1993,
            Series F, 4.60%, 8/15/02
            (Insured by MBIA)...............     1,620,000
 1,000,000  Michigan State Housing
            Development Authority, Rental
            Housing Revenue, 5.15%, 10/1/00
            (Insured by MBIA)...............     1,021,250
 1,000,000  Michigan Strategic Fund, Dow
            Chemical Project, 3.80%*,
            2/1/09..........................     1,000,000
                                              ------------
                                                 7,117,575
                                              ------------
            NEVADA -- 2.9%
 1,090,000  Las Vegas, GO, 6.75%, 8/1/98
            (Insured by MBIA)...............     1,092,267
                                              ------------
            NEW JERSEY -- 3.0%
 1,000,000  New Jersey Economic Development
            Authority, Market Transition
            Facility Revenue, Series A 1994,
            7.00%, 7/1/03 (Insured by
            MBIA)...........................     1,125,000
                                              ------------
            NEW MEXICO -- 2.7%
 1,000,000  Albuquerque New Mexico Gross
            Receipts Tax, 5.375%, 7/1/01,
            Callable 7/1/99 @ 100 (Insured
            by MBIA)........................     1,013,930
                                              ------------
            NEW YORK -- 2.7%
 1,000,000  New York State Dormitory
            Authority Revenue, State
            University Educational
            Facilities, 4.70%, 5/15/99......     1,007,560
                                              ------------
            OHIO -- 4.3%
   500,000  Cleveland Airport System
            Revenue, 5.50%, 1/1/04, (Insured
            by FSA).........................       528,125
   565,000  Cleveland-Cuyahoga County Port
            Authority, Rock & Roll Hall of
            Fame, Refunding, Subordinated
            Bonds, 4.30%, 12/1/98...........       566,396
   500,000  Cleveland-Cuyahoga County Port
            Authority, Rock & Roll Hall of
            Fame, Refunding, Subordinated
            Bonds, 4.90%, 12/1/00...........       507,500
                                              ------------
                                                 1,602,021
                                              ------------

                                   Continued

                                    LIMITED TERM TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            OKLAHOMA -- 3.1%
$1,115,000  Tulsa Industrial Authority
            Revenue, University of Tulsa,
            Series A, 5.50%, 10/1/00
            (Insured by MBIA)...............  $  1,152,631
                                              ------------
            PENNSYLVANIA -- 5.4%
 1,000,000  Allegheny County Airport
            Revenue, Pittsburgh
            International Airport, 5.00%,
            1/1/99 (Insured by MBIA)........     1,005,090
 1,000,000  Pennsylvania State, First
            Series, GO, 5.00%, 5/1/99.......     1,011,470
                                              ------------
                                                 2,016,560
                                              ------------
            TEXAS -- 5.6%
 1,000,000  Houston Independent School
            District, GO, Public Property
            Finance Contractual Obligation,
            6.25%, 7/15/99..................     1,024,180
 1,000,000  Pasadena Independent School
            District, GO, 6.75%, 8/15/05,
            Prerefunded 8/15/01 @ 100,
            (Insured by FGIC)...............     1,077,500
                                              ------------
                                                 2,101,680
                                              ------------
            UTAH -- 3.5%
 1,310,000  Salt Lake City Redevelopment
            Agency, Neighborhood
            Redevelopment Tax, Inc.,
            Series A, (AMT), 5.25%,
            10/1/99.........................     1,329,650
                                              ------------
            VIRGINIA -- 4.1%
 1,500,000  Norfolk, GO, 5.13%, 6/1/01......     1,541,250
                                              ------------
            WISCONSIN -- 2.7%
 1,000,000  Green Bay, GO, Series A, 5.10%,
            4/1/00..........................     1,020,000
                                              ------------
            WYOMING -- 5.4%
 1,000,000  Campbell County School District,
            No. 001 Gillette, GO, 5.15%,
            6/1/02..........................     1,038,750
 1,000,000  Wyoming Community Development,
            (AMT), 4.45%, 6/1/99, Callable
            9/1/98 @ 100, Mandatory Put
            6/1/99 @ 100....................     1,002,680
                                              ------------
                                                 2,041,430
                                              ------------
            TOTAL MUNICIPAL BONDS...........    36,597,823
                                              ------------
            (Cost $35,944,355)

SHARES OR
PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
INVESTMENT COMPANIES -- 0.9%
$  350,610  Dreyfus Tax Exempt Money Market
            Fund............................  $    350,610
                                              ------------
            TOTAL INVESTMENT COMPANIES......       350,610
                                              ------------
            (Cost $350,610)
TOTAL INVESTMENTS -- 98.5%..................    36,948,432
(Cost $36,294,965) (a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.5%.......................       549,143
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $ 37,497,575
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $    660,390
       Unrealized depreciation...............        (6,923)
                                               ------------
       Net unrealized appreciation...........  $    653,467
                                               ============

* Variable rate security. Rate presented represents rate in effect at June 30, 1998. Maturity date reflects next rate change date.

AMBAC  AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
FGIC   Financial Guaranty Insurance Corp.
GO     General Obligation
MBIA   Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                                    INTERMEDIATE TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS -- 95.6%
            ALASKA -- 3.1%
$1,520,000  Alaska Municipal Bond Bank
            Authority, Series A, GO, 4.75%,
            10/1/99.........................  $  1,533,300
 1,000,000  Anchorage Electric Utility,
            Revenue Bond, Senior Lien,
            5.50%, 12/1/03, Callable 6/1/03
            @ 102 (Insured by MBIA).........     1,058,750
 1,000,000  Anchorage, GO, 6.30%, 7/1/99
            (Insured by MBIA)...............     1,025,430
 5,000,000  North Slope Boro, Series B, GO,
            7.50%, 6/30/01 (Insured by
            FSA)............................     5,462,500
                                              ------------
                                                 9,079,980
                                              ------------
            ARIZONA -- 4.2%
 1,750,000  Phoenix, GO, Series A, 4.90%,
            7/1/02..........................     1,800,313
 3,065,000  Phoenix, GO, Series A, 6.00%,
            7/1/10..........................     3,474,944
 1,500,000  Pima County Unified School
            District No. 1 Tucson, Series B,
            GO, ETM, 6.80%, 7/1/00..........     1,580,625
 5,000,000  Salt River Project Agricultural
            Improvement & Power District
            Electric System, Series A,
            5.63%, 1/1/06...................     5,399,999
                                              ------------
                                                12,255,881
                                              ------------
            CALIFORNIA -- 6.1%
 3,400,000  California State, GO, 6.60%,
            2/1/10..........................     4,016,250
 3,000,000  Orange County, Series A, 6.00%,
            6/1/10 (Insured by MBIA)........     3,382,500
 2,000,000  Riverside County Transportation
            Commission, Sales Tax Revenue,
            Series A, 5.60%, 6/1/05 (Insured
            by AMBAC).......................     2,152,500
 2,000,000  Turlock Irrigation District
            Revenue, Series A, 6.00%, 1/1/06
            (Insured by MBIA)...............     2,207,500
 4,850,000  University of California
            Revenue, Multiple Purpose
            Projects, Series B, 9.00%,
            9/1/03 (Insured by MBIA)........     5,898,813
                                              ------------
                                                17,657,563
                                              ------------
            COLORADO -- 2.7%
 4,000,000  Arapahoe County, School District
            No. 005, Cherry Creek, Series A,
            GO, 5.25%, 12/15/02.............     4,180,000
 1,400,000  Boulder Valley School District,
            5.50%, 12/1/07 (Insured by
            FGIC)...........................     1,517,250
 1,000,000  Colorado Springs Utility
            Revenue, Series A, 6.50%,
            11/15/03, Callable 11/15/01 @
            102.............................     1,090,000

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            COLORADO (CONTINUED)
$1,000,000  E-470 Public Highway Authority
            Revenue, Series C, 6.00%, 9/1/07
            (Insured by MBIA)...............  $  1,113,750
                                              ------------
                                                 7,901,000
                                              ------------
            CONNECTICUT -- 1.5%
 4,000,000  Connecticut State, Series A,
            6.00%, 5/15/02..................     4,270,000
                                              ------------
            FLORIDA -- 2.5%
 1,000,000  Broward County School District,
            GO, 5.20%, 2/15/03..............     1,042,500
 1,625,000  Florida State Board Of
            Education, Series B, 6.50%,
            06/01/06........................     1,852,500
 2,000,000  Lakeland Electric & Water
            Revenue, 5.90%, 10/1/07.........     2,212,500
 1,000,000  Tampa Guaranteed Entitlement
            Revenue, 6.60%, 10/1/00 (Insured
            by AMBAC).......................     1,057,500
 1,000,000  Tampa Utilities, Tax & Special
            Revenue, 6.30%, 10/1/00 (Insured
            by AMBAC).......................     1,051,250
                                              ------------
                                                 7,216,250
                                              ------------
            GEORGIA -- 2.9%
 2,670,000  Atlanta Airport Facilities
            Revenue, Series B, (AMT), 5.50%,
            1/1/03 (Insured by AMBAC).......     2,790,150
 1,000,000  Georgia State Tollway Authority
            Revenue, Georgia 400 Project,
            6.25%, 7/1/00...................     1,045,000
 4,000,000  Georgia State, Series B, GO,
            5.95%, 3/1/08...................     4,485,000
                                              ------------
                                                 8,320,150
                                              ------------
            HAWAII -- 1.2%
 1,025,000  Honolulu City & County,
            Series A, GO, 5.60%, 1/1/05.....     1,092,906
 1,000,000  Honolulu City & County,
            Series D, GO, ETM, 6.50%,
            12/1/00.........................     1,058,750
 1,150,000  Maui County, Series A, GO,
            6.80%, 12/1/03, Prerefunded
            12/1/00 @ 101 (Insured by
            AMBAC)..........................     1,236,250
                                              ------------
                                                 3,387,906
                                              ------------
            ILLINOIS -- 6.0%
 2,000,000  Chicago Metropolitan, Water
            Reclamation District, Capital
            Improvement, GO, 6.80%, 1/1/03,
            Prerefunded 1/1/00 @ 102........     2,117,500
 3,000,000  Chicago Metropolitan, Water
            Reclamation District, Capital
            Improvement, GO, 5.50%,
            12/1/10.........................     3,236,250
 4,270,000  Du Page & Will Counties,
            Community School District No.
            204, GO, 4.95%, 12/30/01
            (Insured by FGIC)...............     4,382,087

                                   Continued

                                    INTERMEDIATE TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
$4,000,000  Illinois Development Finance
            Authority, Pollution Control
            Revenue, Commonwealth Edison,
            5.30%, 1/15/04 (Insured by
            MBIA)...........................  $  4,180,000
 3,135,000  Northwest Suburban Municipal
            Joint Action, Water Agency,
            Water Supply System, Series A,
            5.25%, 5/1/04 (Insured by
            MBIA)...........................     3,279,994
                                              ------------
                                                17,195,831
                                              ------------
            INDIANA -- 3.6%
 1,580,000  Elberfeld JH Castle School
            Building Corp., 4.50%, 7/5/04,
            (Insured by MBIA)...............     1,593,825
 2,000,000  Indiana Municipal Power Supply
            Agency, System Revenue, Series
            B, 5.88%, 1/1/10 (Insured by
            MBIA)...........................     2,205,000
 3,000,000  Indiana Municipal Power Supply
            Agency, System Revenue, Series
            B, 6.00%, 1/1/13 (Insured by
            MBIA)...........................     3,348,750
 1,000,000  Indiana Transportation Finance
            Authority, Highway Revenue,
            Series A, 5.75%, 6/1/12 (Insured
            by AMBAC).......................     1,092,500
 1,000,000  Purdue University Dormitory
            System Revenue, Series A, 6.40%,
            7/1/99 (Insured by AMBAC).......     1,025,210
 1,000,000  Purdue University Student Fee
            Revenue, Series D, 6.50%,
            7/1/03, Callable 1/1/00 @ 103...     1,065,000
                                              ------------
                                                10,330,285
                                              ------------
            KANSAS -- 1.1%
 3,000,000  Kansas State Department of
            Transportation Highway Revenue,
            5.50%, 9/1/11...................     3,240,000
                                              ------------
            LOUISIANA -- 2.6%
 4,000,000  Louisiana State, Series A, GO,
            5.30%, 8/1/04 (Insured by
            MBIA)...........................     4,205,000
 3,000,000  Louisiana State, Series A, GO,
            6.00%, 4/15/07 (Insured by FGIC)     3,322,500
                                              ------------
                                                 7,527,500
                                              ------------
            MASSACHUSETTS -- 3.1%
 5,000,000  Massachusetts Bay Transportation
            Authority, Series A, 5.00%,
            3/1/02..........................     5,137,500
 3,750,000  Massachusetts State, Special
            Obligation Revenue, Series A,
            5.25%, 6/1/08 (Insured by
            AMBAC)..........................     3,942,188
                                              ------------
                                                 9,079,688
                                              ------------

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN -- 18.6%
$2,215,000  Battle Creek Downtown
            Development Authority, 6.00%,
            5/1/07 (Insured by MBIA)........  $  2,455,881
 4,000,000  Battle Creek Downtown
            Development Authority, Tax
            Increment Revenue, 7.30%,
            5/1/10, Prerefunded 5/1/04 @
            102.............................     4,685,000
 2,100,000  Caledonia Community Schools, GO,
            6.70%, 5/1/22, Prerefunded
            5/1/02 @ 102 (Insured by
            AMBAC)..........................     2,328,375
 3,000,000  Detroit Sewage Disposal Revenue,
            Series B, 6.00%, 7/1/09 (Insured
            by MBIA)........................     3,348,750
 6,000,000  Detroit Water Supply System,
            Permanent Linked Bonds, 5.25%,
            7/1/13, Callable 7/1/04 @ 104
            (Insured by FGIC)...............     6,134,999
 1,000,000  Detroit Water Supply System,
            Second Lien, Series A, 5.20%,
            7/1/08 (Insured by MBIA)........     1,048,750
 3,000,000  Detroit, GO, Distributable State
            Aid, 5.70%, 5/1/01 (Insured by
            AMBAC)..........................     3,123,750
 2,840,000  Grand Ledge Public Schools
            District, GO, 5.35%, 5/1/10
            (Insured by MBIA)...............     3,024,600
 1,700,000  Greater Detroit Resource
            Recovery Authority, Series A,
            5.50%, 12/13/04 (Insured by
            AMBAC)..........................     1,804,125
 2,000,000  Kalamazoo Hospital Finance
            Authority, Refunding &
            Improvement, Bronson Methodist
            Hospital, 5.35%, 5/15/06
            (Insured by MBIA)...............     2,105,000
 2,000,000  Michigan State Comprehensive
            Transportation, Series B, 5.50%,
            5/15/02.........................     2,097,500
 1,000,000  Michigan State Hospital Finance
            Authority Revenue, Detroit
            Medical Group, Series A, 5.00%,
            8/15/06, (Insured by AMBAC).....     1,030,000
 1,450,000  Michigan State Hospital Finance
            Authority, St. John Hospital &
            Medical Center, 5.00%, 5/15/06
            (Insured by AMBAC)..............     1,493,500
 1,000,000  Michigan State South Central
            Power Agency, Power Supply
            System Revenue, 5.80%, 11/1/05
            (Insured by MBIA)...............     1,086,250
 1,000,000  Michigan State Strategic Fund,
            Detroit Edison, 4.10%*, 7/1/98
            (LOC Barclays)                       1,000,000

                                   Continued

                                    INTERMEDIATE TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$2,300,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, Ford
            Motor Co. Project, Series A,
            7.10%, 2/1/06...................  $  2,682,375
 2,500,000  Michigan State Trunk Line,
            Series A, 5.50%, 10/1/02........     2,634,375
 3,500,000  Michigan State Underground
            Storage Tank Financial Assurance
            Authority, Series I, 6.00%,
            5/1/05 (Insured by AMBAC).......     3,828,125
 2,000,000  Northville Public Schools,
            Series A, GO, 7.00%, 5/1/08.....     2,175,000
 1,575,000  South Redford School District,
            5.25%, 5/1/09 (Insured by
            FGIC)...........................     1,647,844
 2,900,000  University of Michigan Hospital
            Revenue, Series A, 3.80%*,
            12/1/27.........................     2,900,000
 1,000,000  Western Michigan University
            Revenue, GO, 5.40%, 11/15/01
            (Insured by FGIC)...............     1,041,250
                                              ------------
                                                53,675,449
                                              ------------
            MINNESOTA -- 0.4%
 1,000,000  Minneapolis Community
            Development Agency, Tax
            Increment Revenue, 7.00%, 9/1/00
            (Insured by MBIA)...............     1,062,500
                                              ------------
            NEVADA -- 0.9%
 2,500,000  Clark County School District,
            Group 2, GO, 7.20%, 5/1/01,
            Prerefunded 5/1/00 @ 102
            (Insured by FGIC)...............     2,687,500
                                              ------------
            NEW JERSEY -- 4.0%
 6,000,000  New Jersey Economic Development
            Authority, Market Transition
            Facility Revenue, Senior Lien,
            7.00%, 7/1/04 (Insured by
            MBIA)...........................     6,840,000
 1,375,000  New Jersey State, Series D, GO,
            5.25%, 2/15/01..................     1,417,969
 3,000,000  Ocean County Utilities
            Authority, Wastewater Revenue,
            Refunding, GO, 6.00%, 1/1/07....     3,333,750
                                              ------------
                                                11,591,719
                                              ------------

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            NEW YORK -- 2.1%
$1,130,000  Metropolitan Transportation
            Authority, Series M, 5.50%,
            7/1/08 (Insured by FGIC)........  $  1,218,988
 1,660,000  New York State Urban Development
            Corp., Refunding, Syracuse
            University Center, 5.50%,
            1/1/15..........................     1,759,600
 3,000,000  Triborough Bridge & Tunnel
            Authority, General Purpose,
            Series Y, 5.50%, 1/1/17.........     3,165,000
                                              ------------
                                                 6,143,588
                                              ------------
            NORTH CAROLINA -- 0.7%
 2,000,000  North Carolina Municipal Power
            Agency No. 1, Catawba Electric
            Revenue, 5.90%, 1/1/03               2,117,500
                                              ------------
            OHIO -- 0.8%
 2,125,000  Columbus, Sewer Improvement, GO,
            6.30%, 9/15/99..................     2,191,406
                                              ------------
            OKLAHOMA -- 2.1%
 1,990,000  Oklahoma City, GO, 5.00%,
            07/01/04........................     2,064,625
 3,500,000  Tulsa Industrial Authority,
            University of Tulsa, Series A,
            6.00%, 10/1/16 (Insured by
            MBIA)...........................     3,950,625
                                              ------------
                                                 6,015,250
                                              ------------
            OREGON -- 0.5%
 1,400,000  Washington County School
            District, 5.25%, 6/1/09.........     1,482,250
                                              ------------
            PENNSYLVANIA -- 2.9%
 2,000,000  Allegheny County Airport Revenue
            (AMT), 5.00%, 1/1/02 (Insured by
            MBIA)...........................     2,042,500
 4,310,000  Chartiers Valley Joint School,
            ETM, 6.15%, 3/1/07..............     4,751,775
 1,475,000  Pennsylvania State, Series A,
            GO, 7.00%, 5/1/05, Prerefunded
            5/1/00 @ 101.5..................     1,574,563
                                              ------------
                                                 8,368,838
                                              ------------
            PUERTO RICO -- 1.9%
 3,055,000  Puerto Rico Commonwealth
            Aquaduct & Sewer Authority,
            6.00%, 7/1/06...................     3,360,500
 2,000,000  Puerto Rico Commonwealth Highway
            & Transportation Authority,
            Highway Revenue, Series X,
            4.90%, 7/1/01...................     2,040,000
                                              ------------
                                                 5,400,500
                                              ------------

                                   Continued

                                    INTERMEDIATE TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            RHODE ISLAND -- 2.6%
$1,000,000  Providence, GO, 6.70%, 1/15/02,
            Prerefunded 1/15/00 @ 102
            (Insured by MBIA)...............  $  1,060,000
 3,025,000  Rhode Island State, Series A,
            GO, 5.50%, 8/1/04 (Insured by
            MBIA)...........................     3,221,625
 2,000,000  State Depositors Economic
            Protection Corp., Series A,
            Special Obligation, 6.15%,
            8/1/99 (Insured by MBIA)........     2,050,420
 1,000,000  State Depositors Economic
            Protection Corp., Series B,
            Special Obligation, 5.20%,
            8/1/03 (Insured by MBIA)........     1,041,250
                                              ------------
                                                 7,373,295
                                              ------------
            TENNESSEE -- 0.5%
 1,230,000  Tennessee State, Series B, GO,
            6.20%, 6/1/01...................     1,303,800
                                              ------------
            TEXAS -- 8.8%
 1,000,000  Austin Independent School
            District, GO, 6.20%, 8/1/99
            (Insured by PSFG)...............     1,025,300
 2,245,000  Dallas Independent School
            District, GO, 5.40%, 8/15/03
            (Insured by PSFG)...............     2,360,056
 1,500,000  Houston Water & Sewer System
            Revenue, Junior Lien, Series C,
            5.75%, 12/1/03 (Insured by
            MBIA)...........................     1,608,750
 1,000,000  Houston Water & Sewer System
            Revenue, Prior Lien, Series A,
            7.00%, 12/1/01 (Insured by
            AMBAC)..........................     1,091,250
 3,000,000  Lower Colorado River Authority,
            4.90%, 1/1/07, Callable 1/1/06 @
            102.............................     3,093,750
 1,050,000  Round Rock Independent School
            District, GO, 5.25%, 2/15/05
            (Insured by PSFG)...............     1,101,188
 2,800,000  Texas Municipal Power Agency,
            5.60%, 9/1/01 (Insured by
            MBIA)...........................     2,926,000
 5,595,000  Texas State Public Finance
            Authority, Series A, GO, 6.50%,
            10/1/04.........................     6,245,418

SHARES OR
PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
$4,450,000  Texas State, Series A, GO,
            5.70%, 10/1/03..................  $  4,767,062
 1,015,000  University of Texas, University
            Revenue, Series A, 6.60%,
            8/15/02, Callable 8/15/01 @
            102.............................     1,107,619
                                              ------------
                                                25,326,393
                                              ------------
            WASHINGTON -- 6.5%
 1,000,000  King County School District,
            4.60%, 12/1/03 (Insured by
            FGIC)...........................     1,027,500
 3,095,000  Snohomish County School District
            No. 002, 5.50%, 12/1/10 (Insured
            by MBIA)........................     3,365,813
 2,695,000  Tacoma Electric System,
            Refunding, 6.00%, 1/1/06
            (Insured by AMBAC)..............     2,940,919
 2,000,000  Washington State Public Power
            Supply System, Nuclear Project
            No. 1 Bond Revenue, Series C,
            7.25%, 7/1/00 (Insured by
            FGIC)...........................     2,125,000
 8,000,000  Washington State, Series A, GO,
            5.50%, 9/1/05, Callable 9/1/04 @
            100.............................     8,479,999
   850,000  Washington State, Series III-H,
            Motor Vehicle Fuel Tax, 5.75%,
            9/1/12..........................       936,063
                                              ------------
                                                18,875,294
                                              ------------
            WEST VIRGINIA -- 0.4%
 1,095,000  West Virginia School Building
            Authority Revenue, Capital
            Improvement, Series A, 6.70%,
            7/1/00 (Insured by MBIA)........     1,151,119
                                              ------------
            WISCONSIN -- 1.3%
 1,025,000  Milwaukee Metropolitan Sewer
            District, Series A, GO, 6.60%,
            10/1/99.........................     1,059,594
 1,500,000  Milwaukee Metropolitan Sewer
            District, Series A, GO, 6.70%,
            10/1/00.........................     1,584,375
 1,000,000  Wisconsin State Public Power,
            Inc., Supply System, Series A,
            7.00%, 7/1/01, Callable 7/1/00 @
            102 (Insured by AMBAC)..........     1,072,500
                                              ------------
                                                 3,716,469
                                              ------------
            TOTAL MUNICIPAL BONDS...........   275,944,904
                                              ------------
            (Cost $260,750,070)

                                   Continued

                                    INTERMEDIATE TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

SHARES OR
PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
INVESTMENT COMPANIES -- $2.9%
 8,505,182  Dreyfus Tax Exempt Money Market
            Fund............................  $  8,505,182
                                              ------------
            TOTAL INVESTMENT COMPANIES......     8,505,182
                                              ------------
            (Cost $8,505,182)
TOTAL INVESTMENTS -- 98.5%..................   284,450,086
(Cost $269,255,252)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.5%                            4,299,785
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $288,749,871
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation                  $15,205,885
       Unrealized depreciation                      (11,051)
                                                -----------
       Net unrealized appreciation              $15,194,834
                                                ===========

        AMBAC  AMBAC Indemnity Corp.
        AMT    Alternative Minimum Tax Paper
        ETM    Escrowed to Maturity
        FGIC   Financial Guaranty Insurance Corp.
        FSA    Financial Security Assurance
        GO     General Obligation
        LOC    Letter of Credit
        MBIA   Municipal Bond Insurance Association
        PSFG   Permanent School Fund Guarantee


                       See Notes to Financial Statements.

                                    TAX-FREE INCOME FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
MUNICIPAL BONDS -- 96.5%
             ARIZONA -- 1.3%
 $1,500,000  Arizona State University
             Revenue, 7.00%, 7/1/15,
             Prerefunded 7/1/02 @ 101
             (Insured by AMBAC).............  $  1,672,500
                                              ------------
             CALIFORNIA -- 9.5%
  1,000,000  Anaheim Public Financing
             Authority, Lease Revenue,
             Public Improvements Project,
             Series A, 6.00%, 9/1/24
             (Insured by FSA)...............     1,131,250
  1,400,000  California State, GO, 7.00%,
             6/1/05.........................     1,617,000
  2,000,000  California State, GO, 6.25%,
             9/1/12.........................     2,307,500
  3,000,000  Northern California Power
             Agency Revenue, Geothermal
             Project, Series A, 5.50%,
             7/1/05 (Insured by AMBAC)......     3,209,999
  2,000,000  Orange County, Series A, 6.00%,
             6/1/10 (Insured by MBIA).......     2,255,000
  1,380,000  Turlock Irrigation District
             Revenue, Series A, 6.00%,
             1/1/07 (Insured by MBIA).......     1,533,525
                                              ------------
                                                12,054,274
                                              ------------
             COLORADO -- 2.8%
  1,000,000  Colorado Housing Financial
             Authority, Single Family,
             Series B-2, 6.40%, 11/1/24,
             Callable 5/1/08 @ 105..........     1,097,500
  1,580,000  Denver City & County Airport
             Revenue, (AMT), 6.75%,
             11/15/22, Prerefunded 11/1/02 @
             102............................     1,706,400
    650,000  Denver City & County Airport
             Revenue, Series C, (AMT),
             6.75%, 11/15/22, Callable
             11/15/02 @ 102.................       725,563
                                              ------------
                                                 3,529,463
                                              ------------
             FLORIDA -- 2.3%
  1,080,000  Lee County Florida, Revenue
             Bond, Series A, 5.50%,
             10/1/09........................     1,169,100
  1,400,000  Port Everglades Authority, Port
             Improvement, ETM, 7.13%,
             11/1/16........................     1,697,500
                                              ------------
                                                 2,866,600
                                              ------------
             GEORGIA -- 0.9%
  1,000,000  Georgia State, Series B, GO,
             5.95%, 3/1/08..................     1,121,250
                                              ------------

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
MUNICIPAL BONDS (CONTINUED)
             HAWAII -- 2.6%
 $2,000,000  Hawaii State, Series CB, GO,
             5.75%, 1/1/07..................  $  2,167,500
  1,000,000  Honolulu City & County, Series
             A, GO, 5.75%, 4/1/10...........     1,096,250
                                              ------------
                                                 3,263,750
                                              ------------
             ILLINOIS -- 9.2%
  2,000,000  Chicago Metropolitan, Water
             Reclamation District, Capital
             Improvement, GO, 5.50%,
             12/1/10........................     2,157,500
  1,000,000  Chicago Public Building
             Commission, Series A, ETM,
             7.00%, 1/1/20 (Insured by
             MBIA)..........................     1,257,500
  2,000,000  Chicago School Finance
             Authority, Series A, GO, 4.90%,
             6/1/05, Callable 6/1/04 @ 102
             (Insured by MBIA)..............     2,057,500
  2,000,000  Du Page & Will Counties,
             Community School District No.
             204, GO, 4.95%, 12/30/01
             (Insured by FGIC)..............     2,052,500
  2,000,000  Illinois State Civic Center,
             5.25%, 12/15/10, Special State
             Obligation 12/30/01 (Insured by
             FGIC)(Insured by AMBAC)........     2,112,500
  1,000,000  Illinois State Sales Tax,
             Series S, 5.00%, 6/15/08.......     1,037,500
  1,000,000  Will County Forest Preserve
             District, GO, 5.90%, 12/1/03,
             Callable 12/1/02 @ 100 (Insured
             by AMBAC)......................     1,063,750
                                              ------------
                                                11,738,750
                                              ------------
             INDIANA -- 5.3%
  2,000,000  Indiana Municipal Power Supply
             Agency, System Revenue, Series
             B, 6.00%, 1/1/13 (Insured by
             MBIA)..........................     2,232,500
  2,250,000  Indiana State Office Building
             Commission, Capital Complex,
             Government Center Parking
             Facilities, Series A, 4.80%,
             7/1/03 (Insured by AMBAC)......     2,297,813
  1,000,000  Indiana Transportation Finance
             Authority, Highway Revenue,
             Series A, 5.75%, 6/1/12
             (Insured by AMBAC).............     1,092,500
  1,000,000  Marion County Hospital
             Authority Revenue, Community
             Hospital, Indianapolis Project,
             ETM, 6.00%, 5/1/06.............     1,083,750
                                              ------------
                                                 6,706,563
                                              ------------

                                   Continued

                                    TAX-FREE INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
MUNICIPAL BONDS (CONTINUED)
             IOWA -- 1.9%
 $2,055,000  Iowa Finance Authority, Private
             College Revenue, Drake
             University Project, 6.50%,
             12/1/11 (Insured by MBIA)......  $  2,412,056
                                              ------------
             KANSAS -- 2.1%
  1,000,000  Kansas State Department of
             Transportation Highway Revenue,
             5.50%, 9/1/11..................     1,080,000
  1,600,000  Kansas State Development
             Financial Authority Revenue,
             4.40%, 5/1/06, Series I
             Municipal Bond.................     1,596,000
                                              ------------
                                                 2,676,000
                                              ------------
             KENTUCKY -- 1.0%
  1,315,000  Louisville & Jefferson County,
             Metropolitan Sewer District,
             Sewer & Drain System Revenue,
             Series A, 5.25%, 5/15/27,
             Callable 5/15/07 @ 101 (Insured
             by MBIA).......................     1,324,863
                                              ------------
             LOUISIANA -- 2.5%
  3,000,000  Louisiana State Gas & Fuels Tax
             Revenue, Series A, 7.25%,
             11/15/00, Callable 11/15/99 @
             102............................     3,187,500
                                              ------------
             MARYLAND -- 1.6%
  2,000,000  Prince Georges County,
             Consolidated Public
             Improvement, GO, 5.00%, 1/1/02
             (Insured by MBIA)..............     2,060,000
                                              ------------
             MASSACHUSETTS -- 2.4%
  1,000,000  Massachusetts State Industrial
             Finance Agency, Resource
             Recovery Revenue, Refusetech,
             Inc. Project, Series A, 5.25%,
             7/1/99 (Insured by FSA)........     1,013,310
  1,000,000  Massachusetts State Water,
             Resource Authority, Series B,
             5.00%, 12/1/25, Callable
             12/1/05 @ 102 (Insured by
             MBIA)..........................       972,500
  1,000,000  Massachusetts State, Series B,
             GO, 5.40%, 11/1/06.............     1,067,500
                                              ------------
                                                 3,053,310
                                              ------------
             MICHIGAN -- 19.8%
  2,000,000  Battle Creek Downtown
             Development Authority, Tax
             Increment Revenue, 7.30%,
             5/1/10, Prerefunded 5/1/04 @
             102............................     2,342,500
  1,300,000  Berkley School District, GO,
             7.00%, 1/1/07 (Insured by
             FGIC)..........................     1,525,875

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
MUNICIPAL BONDS (CONTINUED)
             MICHIGAN (CONTINUED)
 $2,000,000  Detroit Sewage Disposal
             Revenue, Series B, 6.00%,
             7/1/09 (Insured by MBIA).......  $  2,232,500
  1,000,000  Detroit Water Supply System,
             Series B, 5.10%, 7/1/07
             (Insured by MBIA)..............     1,040,000
    930,000  Kent County Airport Facility,
             Kent County International
             Airport, (AMT), 5.50%, 1/1/07,
             Callable 1/1/05 @ 102..........       995,100
  1,000,000  Michigan Higher Education
             Facilities Authority, 5.35%,
             05/1/15, Thomas................     1,002,500
  2,000,000  Michigan State Hospital Finance
             Authority, Sisters of Mercy,
             Series P, 5.25%, 8/15/21,
             Callable 8/15/03 @ 102 (Insured
             by MBIA).......................     2,000,000
  2,365,000  Michigan State Hospital Finance
             Authority, Detroit Medical
             Center, Series B, 5.00%,
             8/15/06 (Insured by AMBAC).....     2,435,949
  2,000,000  Michigan State Hospital Finance
             Authority, Henry Ford Health,
             Series A, 5.25%, 11/15/20,
             Callable 11/15/06 @ 102
             (Insured by AMBAC).............     2,000,000
  1,300,000  Michigan State Housing
             Development Authority, Rental
             Housing Revenue, Series A,
             5.15%, 4/1/02 (Insured by
             AMBAC).........................     1,340,625
  1,000,000  Michigan State South Central
             Power Agency, Power Supply
             System Revenue, 5.80%, 11/1/05
             (Insured by MBIA)..............     1,086,250
  2,000,000  Michigan State Trunk Line,
             5.50%, 11/1/16, Callable
             11/1/06 @ 101 (Insured by
             FGIC)..........................     2,090,000
  1,000,000  Michigan State Underground
             Storage Tank Financial
             Assurance Authority, Series I,
             6.00%, 5/1/05 (Insured by
             AMBAC).........................     1,093,750
  2,000,000  Michigan State University
             Revenue, Series A, 5.50%,
             8/15/22, Callable 8/15/02 @
             100............................     2,037,500
  2,000,000  University of Michigan Hospital
             Revenue, Series A, 3.80%*,
             12/1/27........................     2,000,000
                                              ------------
                                                25,222,549
                                              ------------
             MISSOURI -- 0.4%
    500,000  Missouri State, Health &
             Education Facilities, Lake of
             Ozarks General Hospital, 6.50%,
             2/15/21, Callable 2/15/06 @
             102............................       540,625
                                              ------------

                                   Continued

                                    TAX-FREE INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
MUNICIPAL BONDS (CONTINUED)
             NEBRASKA -- 0.9%
 $1,075,000  Omaha Public Power District,
             5.10%, 2/1/08..................  $  1,130,094
                                              ------------
             NEVADA -- 3.4%
  1,805,000  Clark County School District,
             GO, 5.75%, 6/15/10, Callable
             6/15/06 @ 101 (Insured by
             FGIC)..........................     1,949,400
  2,000,000  Nevada State, Nevada Municipal
             Bond Bank, Series A, GO, 8.00%,
             11/1/05........................     2,442,500
                                              ------------
                                                 4,391,900
                                              ------------
             NEW JERSEY -- 2.6%
  1,500,000  New Jersey Economic Development
             Authority, Market Transition
             Facility Revenue, Senior Lien,
             7.00%, 7/1/04 (Insured by
             MBIA)..........................     1,710,000
  1,500,000  New Jersey State Transportation
             Trust Fund Authority,
             Transportation System, Series
             A, 6.00%, 12/15/06 (Insured by
             MBIA)..........................     1,659,375
                                              ------------
                                                 3,369,375
                                              ------------
             NEW YORK -- 4.6%
  1,350,000  New York City, Municipal Water
             & Sewer Revenue, 5.50%,
             6/15/24, Callable 6/15/06 @
             101............................     1,390,500
  1,500,000  New York City, Tax Revenue
             Anticipation Note, Livingston
             Plaza Project, 5.40%, 1/1/18...     1,593,750
  1,250,000  New York Dorm Authority
             Revenue, 5.00%, 2/15/01........     1,270,313
  1,000,000  New York State Thruway
             Authority, Series 1997 B,
             6.00%, 4/1/07..................     1,098,750
    500,000  New York State Urban
             Development Corp., 7.50%,
             4/1/11, Prerefunded 4/1/01 @
             102............................       553,750
                                              ------------
                                                 5,907,063
                                              ------------
             OKLAHOMA -- 1.8%
  1,000,000  Grand River Dam Authority,
             5.75%, 6/1/08 (Insured by
             FSA)...........................     1,107,500
  1,000,000  Tulsa Industrial Authority,
             University of Tulsa, Series A,
             6.00%, 10/1/16 (Insured by
             MBIA)..........................     1,128,750
                                              ------------
                                                 2,236,250
                                              ------------
             PENNSYLVANIA -- 1.6%
  2,000,000  Pennsylvania State, First
             Series, GO, 5.38%, 5/15/16,
             Callable 5/15/06 @ 101.5
             (Insured by FGIC)..............     2,040,000
                                              ------------

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
MUNICIPAL BONDS (CONTINUED)
             PUERTO RICO -- 0.8%
 $1,000,000  Puerto Rico Commonwealth
             Highway & Transportation
             Authority, Highway Revenue,
             Series X, 4.90%, 7/1/01........  $  1,020,000
                                              ------------
             RHODE ISLAND -- 0.8%
  1,000,000  Convention Center Authority,
             Series B, 5.00%, 5/15/09
             (Insured by MBIA)..............     1,036,250
                                              ------------
             SOUTH CAROLINA -- 1.0%
  1,200,000  Myrtle Beach Water & Sewer
             Revenue, 4.90%, 3/1/02 (Insured
             by MBIA).......................     1,230,000
                                              ------------
             TENNESSEE -- 1.0%
  1,225,000  Tennessee Housing Development
             Agency, Mortgage Finance,
             Series C, (AMT), 5.95%, 7/1/09,
             Callable 7/1/05 @ 102 (Insured
             by MBIA).......................     1,309,219
                                              ------------
             TEXAS -- 6.1%
  1,000,000  Brownsville Utility System,
             6.25%, 9/1/11 (Insured by
             AMBAC).........................     1,147,500
  1,000,000  Clear Creek Texas, Zero Coupon,
             2/15/03........................       818,750
  1,000,000  Harris County, Certificates of
             Obligation, 6.00%, 12/15/11....     1,136,250
  2,000,000  Texas City Industrial
             Development Corp., Marine
             Terminal Revenue, Arco Pipeline
             Co. Project, 7.38%, 10/1/20....     2,575,000
  2,000,000  Texas State, Series A, GO,
             5.70%, 10/1/03.................     2,142,500
                                              ------------
                                                 7,820,000
                                              ------------
             UTAH -- 2.4%
  2,175,000  Intermountain Power Agency,
             Utah Power Supply, Series D,
             5.00%, 7/1/23, Callable 7/1/06
             @ 100..........................     2,098,875
  1,000,000  St. George, Parks &
             Recreational Facilities, GO,
             5.38%, 8/1/21, Callable 8/1/07
             @ 101 (Insured by FGIC)........     1,020,000
                                              ------------
                                                 3,118,875
                                              ------------

                                   Continued

                                    TAX-FREE INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
MUNICIPAL BONDS (CONTINUED)
             WASHINGTON -- 3.8%
 $1,000,000  Douglas County Public Utility
             District No. 001, Electric
             Distribution System, 5.90%,
             1/1/11, Callable 1/1/05 @ 102
             (Insured by MBIA)..............  $  1,077,500
  2,500,000  Port Seattle Limited, GO,
             (AMT), 5.35%, 5/1/04...........     2,612,500
  1,000,000  Washington State, Motor Vehicle
             Fuel Tax, R-92D, GO, 6.25%,
             9/1/07.........................     1,132,500
                                              ------------
                                                 4,822,500
                                              ------------
             TOTAL MUNICIPAL BONDS..........   122,861,579
                                              ------------
             (Cost $115,773,078)

                        SECURITY                 MARKET
                       DESCRIPTION               VALUE
  SHARES               -----------               ------
INVESTMENT COMPANIES -- 2.8%
  3,576,699  Dreyfus Tax Exempt Money Market
             Fund...........................  $  3,576,699
                                              ------------
             TOTAL INVESTMENT COMPANIES.....     3,576,699
                                              ------------
             (Cost $3,576,699)
TOTAL INVESTMENTS -- 99.3%..................   126,438,278
      (Cost $119,349,777)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.7%.......................       874,835
                                              ------------

TOTAL NET ASSETS -- 100.0%..................  $127,313,113
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation.................  $7,092,378
       Unrealized depreciation.................      (3,877)
                                                 ----------
       Net unrealized appreciation.............  $7,088,501
                                                 ==========

  * Variable rate security. Rate presented represents rate in effect at June 30, 1998. Maturity date reflects next rate change date.

        AMBAC  AMBAC Indemnity Corp.
        AMT    Alternative Minimum Tax Paper
        ETM    Escrowed to Maturity
        FGIC   Financial Guaranty Insurance Corp.
        FSA    Financial Security Assurance
        GO     General Obligation
        LOC    Letter of Credit
        MBIA   Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                                    MICHIGAN MUNICIPAL BOND FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS -- 99.1%
            MICHIGAN -- 96.6%
$1,785,000  Allegan Sanitary Sewer System,
            (AMT), 5.45%, 11/1/02...........  $  1,838,550
 2,000,000  Battle Creek Downtown
            Development Authority, Tax
            Increment Revenue, 6.90%,
            5/1/04..........................     2,217,500
 1,000,000  Bay City Electric Utility
            Revenue, 5.15%, 1/1/07 (Insured
            by AMBAC).......................     1,045,000
   560,000  Chippewa County Hospital Finance
            Authority, 4.20%, 11/1/98.......       560,616
   290,000  Chippewa County Hospital Finance
            Authority, 4.40%, 11/1/99.......       290,725
   585,000  Chippewa County Hospital Finance
            Authority, 4.40%, 11/1/99.......       586,463
   260,000  Chippewa County Hospital Finance
            Authority, 4.60%, 11/1/00.......       260,975
 1,000,000  Chippewa Valley School District,
            GO, 6.38%, 5/1/05, Prerefunded
            5/1/01 @ 101.5 (Insured by
            FGIC)...........................     1,076,250
   745,000  Chippewa Valley School District,
            Series A, GO, 5.60%, 5/1/99.....       757,300
 1,700,000  Clintondale Community School
            District GO, 4.65%, 5/1/03......     1,731,875
 2,000,000  Dearborn School District, GO,
            6.63%, 5/1/09, Prerefunded
            5/1/00 @ 102 (Insured by
            MBIA)...........................     2,132,500
 1,000,000  Dearborn School District, GO,
            6.38%, 5/1/10, Prerefunded
            5/1/00 @ 102 (Insured by
            MBIA)...........................     1,062,500
   965,000  Dearborn Sewage Disposal System,
            6.90%, 4/1/02 (Insured by
            MBIA)...........................     1,055,469
 2,800,000  Detroit Sewage Disposal, Series
            A, 4.85%, 7/1/01 (Insured by
            FGIC)...........................     2,855,999
   580,000  Detroit, Distributable State
            Aid, GO, 5.60%, 5/1/00 (Insured
            by AMBAC).......................       595,950
 1,000,000  Detroit, GO, 5.00%, 4/1/04,
            (Insured by FGIC)...............     1,032,500
   750,000  Detroit, GO, 6.00%, 4/1/06,
            (Insured by FGIC)...............       825,000
 1,730,000  Dexter Community School
            District, GO, 6.25%, 5/1/07,
            (Insured by FGIC)...............     1,939,763
 2,000,000  East China Township School
            District, GO, 6.00%, 5/1/02,
            Callable 5/1/01 @ 102...........     2,127,500
 1,000,000  Eastern Michigan University, GO,
            5.80%, 6/1/01 (Insured by
            AMBAC)..........................     1,046,250
   445,000  Farmington Hills Economic
            Development Corp. Revenue,
            Botsford Continuing Care, Series
            A, 5.10%, 2/15/04 (Insured by
            MBIA)...........................       460,019

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$  470,000  Farmington Hills Economic
            Development Corp. Revenue,
            Botsford Continuing Care, Series
            A, 5.20%, 2/15/05 (Insured by
            MBIA)...........................  $    488,800
   465,000  Flint Hospital Building
            Authority, Hurley Medical
            Center, 4.00%, 7/1/99...........       463,707
 1,600,000  Flint Hospital Building
            Authority, Hurley Medical
            Center, Series A, 5.00%,
            7/1/03..........................     1,620,000
   305,000  Flint Hospital Building
            Authority, Hurley Medical
            Center, Series B, 4.00%,
            7/1/99..........................       304,152
 1,000,000  Grand Haven Area Public Schools,
            GO, 5.45%, 5/1/04 (Insured by
            MBIA)...........................     1,058,750
 1,000,000  Grand Rapids Sanitary Sewer
            System, Refunding & Improvement,
            Series A, 4.38%, 1/1/06,
            (Insured by FGIC)...............       996,250
 1,250,000  Greater Detroit Resource
            Recovery Authority, Series B,
            5.00%, 12/13/02 (Insured by
            AMBAC)..........................     1,287,500
   435,000  Highland Park School District,
            GO, 3.90%, 5/1/99, (Insured by
            FSA)............................       436,166
   445,000  Highland Park School District,
            GO, 4.00%, 5/1/00, (Insured by
            FSA)............................       445,556
   485,000  Highland Park School District,
            GO, 4.05%, 5/1/01, (Insured by
            FSA)............................       485,000
   460,000  Highland Park School District,
            GO, 4.15%, 5/1/02, (Insured by
            FSA)............................       460,575
 1,000,000  Holland Electric Revenue, 6.40%,
            7/1/02, Prerefunded 7/1/99 @
            100.............................     1,026,880
 1,100,000  Holland Electric Revenue, 6.50%,
            7/1/03, Prerefunded 7/1/99 @
            100.............................     1,130,085
 1,250,000  Huron Valley School District,
            GO, 7.10%, 5/1/08, Prerefunded
            5/1/01 @ 102 (Insured by
            FGIC)...........................     1,375,000
   750,000  Kalamazoo Hospital Finance
            Authority Revenue, Bronson
            Methodist Hospital, 5.50%,
            5/15/08, (Insured by MBIA)......       800,625
 1,810,000  Kalamazoo Hospital Finance
            Authority, Refunding &
            Improvement, Bronson Methodist
            Hospital, 4.95%, 5/15/02
            (Insured by MBIA)...............     1,852,988
 1,000,000  Kalamazoo Hospital Finance
            Authority, Refunding &
            Improvement, Bronson Methodist
            Hospital, 5.25%, 5/15/05
            (Insured by MBIA)...............     1,043,750
 1,295,000  Kenowa Hills Public Schools, GO,
            5.50%, 5/1/05...................     1,382,413

                                   Continued

                                    MICHIGAN MUNICIPAL BOND FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$  500,000  Kent County Airport Facility,
            Kent County International
            Airport, (AMT), 5.25%, 1/1/04...  $    523,125
   515,000  Kent County Airport Facility,
            Kent County International
            Airport, (AMT), 4.20%, 1/1/04,
            (Insured by MBIA)...............       508,563
   505,000  Kent County Airport Facility,
            Kent County International
            Airport, (AMT), 5.30%, 1/1/05...       530,250
   645,000  Kent County Airport Facility,
            Kent County International
            Airport, (AMT), 4.30%, 1/1/05,
            (Insured by MBIA)...............       636,131
 1,150,000  Kent Hospital Finance Authority,
            Butterworth Hospital, 4.90%,
            1/15/05.........................     1,177,313
 1,050,000  Kent Hospital Finance Authority,
            Spectrum Health, Series A,
            4.40%, 1/15/05..................     1,044,078
 2,000,000  Lake Orion Community School
            District, GO, 6.20%, 5/1/04
            (Insured by AMBAC)..............     2,192,500
 2,707,776  Michigan Department of State
            Police Lease, 4.95%, 3/10/02....     2,731,469
 1,265,000  Michigan Higher
            Education--Thomas A. Cooley,
            4.75%, 5/1/07, (LOC: First of
            America)........................     1,268,163
 1,000,000  Michigan Hospital Finance
            Authority, Sisters Of Mercy,
            7.5%, 2/15/18, Prerefunded
            2/15/01
            @ 102...........................     1,103,750
 1,020,000  Michigan Municipal Bond
            Authority, Local Government Loan
            Program, Qualified School,
            6.35%, 5/15/01..................     1,083,750
 1,000,000  Michigan Municipal Bond
            Authority, Pooled Projects,
            Series B, 5.10%, 10/1/04........     1,053,750
 1,000,000  Michigan Municipal Bond
            Authority, State Revolving Fund,
            5.50%, 10/1/99..................     1,021,250
 2,000,000  Michigan Municipal Bond
            Authority, State Revolving Fund,
            5.50%, 10/1/06                       2,170,000
 2,000,000  Michigan Public Power Agency,
            Belle River Project, Series A,
            5.30%, 1/1/00...................     2,040,000
   750,000  Michigan Public Power Agency,
            Belle River Project, Series A,
            5.70%, 1/1/03...................       795,938
 1,000,000  Michigan State Building
            Authority, Series II, 6.10%,
            10/1/01.........................     1,062,500

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$3,000,000  Michigan State Comprehensive
            Transportation, Series B, 5.63%,
            5/15/03.........................  $  3,187,499
 1,000,000  Michigan State Hospital Finance
            Authority Revenue, Sisters of
            Mercy Health Corp. Bond 1993,
            Series F, 4.60%, 8/15/02
            (Insured by MBIA)...............     1,012,500
 1,855,000  Michigan State Hospital Finance
            Authority, Bay Medical Center,
            Series A, 5.38%, 7/1/06 (Insured
            by FSA).........................     1,957,025
   750,000  Michigan State Hospital Finance
            Authority, GO, Detroit Medical
            Center Group A, 5.00%, 8/15/04
            (Insured by AMBAC)..............       773,438
 2,000,000  Michigan State Hospital Finance
            Authority, Mclaren Obligated
            Group, Series A, 5.75%,
            10/15/03........................     2,132,500
 1,500,000  Michigan State Hospital Finance
            Authority, Mercy Health
            Services, Series S, 6.00%,
            8/15/06.........................     1,640,625
 1,060,000  Michigan State Hospital Finance
            Authority, Sisters of Mercy
            Health Corp., Series J, 7.15%,
            2/15/99.........................     1,079,928
 2,800,000  Michigan State Hospital Finance
            Authority, Sisters of Mercy
            Health Corp., Series J, 7.38%,
            2/15/11
            Prerefunded 2/15/01 @ 102.......     3,083,499
 1,150,000  Michigan State Hospital Finance
            Authority, St. John Hospital &
            Medical Center, 4.50%, 5/15/01
            (Insured by AMBAC)..............     1,160,063
 1,000,000  Michigan State Hospital Finance
            Authority, St. John Hospital &
            Medical Center, 5.00%, 5/15/05
            (Insured by AMBAC)..............     1,028,750
 2,680,000  Michigan State Housing
            Development Authority, Rental
            Housing Revenue, Series A,
            (AMT), 5.25%, 10/1/01 (Insured
            by MBIA)........................     2,757,049
   415,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Lutheran Social Services
            Project, 4.40%, 9/1/98 (LOC:
            First of America)...............       415,398
 2,000,000  Michigan State Underground
            Storage, Tank Financial
            Assurance Authority, Series I,
            5.00%, 5/1/00 (Insured by
            AMBAC)..........................     2,035,000
 3,270,000  Michigan State Underground
            Storage, Tank Financial
            Assurance Authority, Series I,
            6.00%, 5/1/06 (Insured by
            AMBAC)..........................     3,601,087

                                   Continued

                                    MICHIGAN MUNICIPAL BOND FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$1,000,000  Mount Clemens Community School
            District, GO, 6.60%, 5/1/20,
            Prerefunded 5/1/02 @ 102
            (Insured by MBIA)...............  $  1,106,250
 1,495,000  Oakland County Economic
            Development Corp. Revenue,
            Boardwalk Shopping Center,
            Limited Obligation Revenue,
            4.38%*, 7/1/98, Mandatory Put
            (LOC: NBD)......................     1,495,000
   580,000  Oakland County Economic
            Development Corp., Sugartree
            Shopping Center, 4.38%*, 7/1/98,
            Mandatory Put (LOC: NBD)........       580,000
   500,000  Oakland County Economic
            Development Corp., Sugartree
            Shopping Center, 4.38%*, 7/1/98,
            Mandatory Put (LOC: NBD)........       500,000
 1,000,000  Oakland Washtenaw County
            Community College, 6.65%,
            5/1/11, Prerefunded 5/1/02 @
            100.............................     1,105,000
 3,000,000  Okemos Public School District,
            Series I, GO, 6.90%, 5/1/11,
            Prerefunded 5/1/01 @ 102........     3,277,499
 3,200,000  Plymouth--Canton Community
            School District, Series B, GO,
            6.80%, 5/1/17, Prerefunded
            5/1/01 @ 101....................     3,459,999
   735,000  Reeths--Puffer Schools, GO,
            6.75%, 5/1/01 (Insured by
            FGIC)...........................       786,450
   750,000  Reeths--Puffer Schools, GO,
            6.25%, 5/1/02 (Insured by FGIC)        804,375
 2,000,000  Rockford Public Schools, GO,
            7.38%, 5/1/19, Prerefunded
            5/1/00 @ 101....................     2,137,500
 1,500,000  Royal Oak Hospital Finance
            Authority, 5.75%, 11/15/03           1,595,625
 1,530,000  Taylor Tax Increment Finance
            Authority, 4.40%, 5/1/04,
            (Insured by FSA)................     1,537,650
 1,660,000  Taylor Tax Increment Finance
            Authority, 4.50%, 5/1/05,
            (Insured by FSA)................     1,670,375
 2,035,000  Walled Lake Consolidated School
            District, GO, 4.70%, 5/1/01.....     2,070,613
 2,235,000  Walled Lake Consolidated School
            District, GO, 4.80%, 5/1/02.....     2,285,288
 2,000,000  Walled Lake Consolidated School
            District, Series II, GO, 7.10%,
            5/1/05, Prerefunded 5/1/00 @
            102.............................     2,147,500
 1,025,000  Washtenaw Community College, GO,
            4.70%, 4/1/03 (Insured by
            FGIC)...........................     1,046,781

SHARES OR
PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$  550,000  Wayne County Downriver System
            Sewer Disposal, GO, 3.75%,
            5/1/99..........................  $    549,274
   550,000  Wayne County Downriver System
            Sewer Disposal, GO, 3.75%,
            5/1/00..........................       545,875
 1,750,000  Western Michigan University,
            Series A, 6.50%, 7/15/21,
            Prerefunded 7/15/01 @ 102
            (Insured by AMBAC)..............     1,905,313
 1,000,000  Wyandotte Electric Revenue,
            6.20%, 10/1/03 (Insured by
            MBIA)...........................     1,093,750
 1,150,000  Ypsilanti School District,
            4.50%, 5/1/00 (Insured by
            FGIC)...........................     1,160,063
                                              ------------
                                               121,823,972
                                              ------------
            PUERTO RICO -- 2.4%
 3,000,000  Puerto Rico Commonwealth Highway
            & Transportation Authority,
            Highway Revenue, Series X,
            4.90%, 7/1/01...................     3,060,000
                                              ------------
            TOTAL MUNICIPAL BONDS...........   124,883,972
            (Cost $121,759,373)               ------------


INVESTMENT COMPANIES -- 0.9%
1,105,236.. Dreyfus Tax Exempt Money Market
            Fund............................     1,105,236
                                              ------------
            TOTAL INVESTMENT COMPANIES......     1,105,236
            (Cost $1,105,236)                 ------------


TOTAL INVESTMENTS -- 100.0%.................   125,989,208
(Cost $122,864,609)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%.......................        60,426
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $126,049,634
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..........    $3,165,737
Unrealized depreciation..........       (41,138)
                                     ----------
Net unrealized appreciation......    $3,124,599
                                     ==========

* Variable rate security. Rate presented represents rate in effect at June 30, 1998. Maturity date reflects next rate change date.

AMBAC   AMBAC Indemnity Corp.
AMT     Alternative Minimum Tax Paper
FGIC    Financial Guaranty Insurance Corp.
FSA     Financial Security Assurance
GO      General Obligation
LOC     Letter of Credit

MBIA    Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                                    MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL              SECURITY               AMORTIZED
  AMOUNT               DESCRIPTION                COST
 ---------             -----------             ---------
BANK NOTES -- 1.9%
$5,000,000   First Union National Bank of
             North Carolina, 5.50%,
             7/8/98.........................  $  5,000,000
 5,000,000   First Union National Bank of
             North Carolina, 5.52%,
             10/30/98.......................     5,000,000
                                              ------------
             TOTAL BANK NOTES...............    10,000,000
             (Amortized Cost $10,000,000)     ------------

BANKERS ACCEPTANCES -- 1.0%
 5,000,000   Corestates Bank N.A., 5.35%,
             7/21/98........................     4,985,139
                                              ------------
             TOTAL BANKERS ACCEPTANCES......     4,985,139
             (Amortized Cost $4,985,139)      ------------

CERTIFICATES OF DEPOSIT -- 6.4%
 5,000,000   Bank Of Nova Scotia, 5.65%,
             3/23/99........................     4,994,367
 3,000,000   Bankers Trust, 6.00%, 7/7/98...     3,000,142
 5,000,000   Bankers Trust, 5.84%,
             4/30/99........................     4,998,411
 5,000,000   Mellon Bank, 5.57%, 7/1/98.....     5,000,000
 5,000,000   Mellon Bank, 5.50%, 9/21/98....     5,000,000
 5,000,000   Mellon Bank, 5.71%, 3/5/99.....     5,000,000
 5,000,000   Mellon Bank, 5.75%, 6/3/99.....     5,000,000
                                              ------------
             TOTAL CERTIFICATES OF
             DEPOSIT........................    32,992,920
             (Amortized Cost $32,992,920)     ------------

COMMERCIAL PAPER -- 31.7%
  4,300,000  Armstrong World Industries,
             5.60%, 7/1/98..................     4,300,000
  5,000,000  Banque National de Paris
             Canada, 5.39%, 7/21/98.........     4,985,028
  5,000,000  Bell South Telecommunications,
             5.50%, 8/21/98.................     4,961,042
  5,000,000  Cargill, Inc., 5.47%, 7/1/98...     5,000,000
  5,000,000  Commonwealth Bank of Australia,
             5.42%, 10/13/98................     4,921,711
 10,400,000  Daimler Benz, 6.15%, 7/1/98....    10,399,999
  5,000,000  Daimler Benz, 5.53%, 8/21/98...     4,960,829
  5,000,000  Deutsche Bank Financial, 5.52%,
             8/14/98........................     4,966,267
  5,000,000  Dresdner US Finance, 5.51%,
             8/4/98.........................     4,973,981
  5,000,000  Du Pont De Nemours & Co.,
             5.36%, 8/14/98.................     4,967,244
 10,000,000  Ford Motor Credit Corp., 6.0%,
             7/1/98.........................     9,999,999
 10,000,000  Ford Motor Credit Corp., 6.0%,
             7/2/98.........................     9,998,333
  5,000,000  General Electric Capital Corp.,
             5.38%, 8/7/98..................     4,972,353
  5,000,000  General Electric Capital Corp.,
             5.36%, 8/17/98.................     4,965,011
  5,000,000  General Electric Capital Corp.,
             5.43%, 8/27/98.................     4,957,013
  5,000,000  GMAC, 5.43%, 8/27/98...........     4,957,013
  5,000,000  GTE Corp., 5.56%, 7/2/98.......     4,999,228
  5,000,000  GTE Corp., 5.53%, 7/10/98......     4,993,088
  5,000,000  GTE Funding, 5.56%, 7/22/98....     4,983,783
  5,000,000  Household Finance, 5.51%,
             8/6/98.........................     4,972,450
 10,000,000  JP Morgan & Co, 5.52%,
             7/6/98.........................     9,992,333

 PRINCIPAL              SECURITY               AMORTIZED
  AMOUNT               DESCRIPTION                COST
 ---------             -----------             ---------
COMMERCIAL PAPER (CONTINUED)
 $6,875,000  Morgan Guaranty, 5.50%,
             10/19/98.......................  $  6,759,462
  6,500,000  Novartis Finance Corp., 5.50%,
             7/8/98.........................     6,493,049
  8,300,000  Novartis Finance Corp., 5.50%,
             8/4/98.........................     8,256,855
  5,000,000  Southern New England
             Telecommunication, 5.55%,
             7/20/98........................     4,985,354
  5,000,000  Toyota Motor Credit Corp.,
             5.50%, 7/29/98.................     4,978,611
  8,000,000  UBS Finance, Inc., 5.58%,
             7/6/98.........................     7,993,800
                                              ------------
             TOTAL COMMERCIAL PAPER.........   163,693,836
             (Amortized Cost $163,693,836)    ------------
DEMAND NOTES -- 21.9%
  6,000,000  American Healthcare Funding
             L.L.C., 5.70%*, 7/1/98 (LOC:
             LaSalle National Bank).........     6,000,000
  4,000,000  American Mfg. Co., Inc., Series
             1997, 5.70%*, 7/2/98 (LOC:
             Mellon Bank)...................     4,000,000
  7,500,000  Arboretum Properties, L.L.C.,
             5.67%*, 7/1/98 (LOC: Michigan
             National Bank).................     7,500,000
  2,400,000  Buckeye Corrugated, Inc.,
             5.67%*, 7/1/98 (LOC:
             Keybank).......................     2,400,000
  4,400,000  City of Cloquet, Minnesota
             Taxable Industrial Bond, Series
             1996B, 5.80%*, 4/1/26 (LOC:
             Credit Suisse).................     4,400,000
  5,915,000  FC Bellevue, Inc., 5.69%*,
             7/2/98 (LOC: National City Bank
             Cleveland, Ohio)...............     5,915,000
  4,830,000  First Metro Title Co., 5.68%*,
             7/2/98 (LOC: Michigan National
             Bank)..........................     4,830,000
  4,565,000  Harry W. Albright, Jr., 5.70%*,
             7/2/98.........................     4,565,000
  3,500,000  HWP Co., Ltd. Project, 5.69%*,
             7/2/98 (LOC: National City Bank
             Cleveland, Ohio)...............     3,500,000
  7,500,000  Katz Capital Corp., 5.69%*,
             7/2/98 (LOC: Citizens Bank)....     7,500,000
  4,730,000  Labelle Capital Funding L.L.C.,
             5.70%*, 7/2/98 (LOC: First of
             America Bank -- Michigan)......     4,730,000
  1,575,000  Laird's Auto Glass & Trim,
             Inc., 5.75%*, 7/2/98 (LOC:
             Michigan National Bank)........     1,575,000
  4,000,000  Macroe Properties, Inc.,
             5.70%*, 7/2/98 (LOC: Huntington
             Bank)..........................     4,000,000
  5,000,000  Mississippi Business Finance
             Corp., 5.70%*, 1/1/23 (LOC:
             First National Bank of
             Chicago).......................     5,000,000
  8,545,000  Ordeal Properties L.L.C.,
             5.67%*, 7/1/98 (LOC:
             Keybank).......................     8,545,000

                                   Continued

                                    MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

 PRINCIPAL              SECURITY               AMORTIZED
  AMOUNT               DESCRIPTION                COST
 ---------             -----------             ---------
DEMAND NOTES (CONTINUED)
 $2,500,000  Patt's Enterprises L.L.C.,
             5.70%*, 7/2/98 (LOC: Huntington
             National Bank).................  $  2,500,000
  5,000,000  PRA at Glenwood Hills
             Corporate, Centre Limited
             Liability Co., 5.66%*,.........     5,000,000
             7/2/98 (LOC: First of America
             Bank -- Michigan)
  8,350,000  PRD Finance L.L.C., 5.66%*,
             7/2/98 (LOC: First of America
             Bank Michigan) --..............     8,350,000
  3,000,000  Royal Town Center L.L.C.
             Project, 5.67%*, 7/2/98 (LOC:
             Comerica Bank).................     3,000,000
  2,655,000  Rumpf Development Ltd., 5.67%*,
             7/1/98 (LOC: Keybank)..........     2,655,000
  5,000,000  Sheperd Capital L.L.C., 5.70%*,
             7/2/98 (LOC: Comerica Bank)....     5,000,000
  2,000,000  South Bend MAC, L.P., 5.70%*,
             7/1/98 (LOC: LaSalle National
             Bank)..........................     2,000,000
1,075,000..  The Economic Development Corp.
             of the County of Marquette,
             Pioneer                             1,075,000
             Laboratories, Inc. Project,
             5.55%*, 7/2/98 (LOC: NBD Bank)
  3,250,000  White Mountain Imaging, 5.67%*,
             7/1/98 (LOC: Keybank)..........     3,250,000
  5,645,000  Zeigler Realty, L.L.C., 5.70%*,
             7/2/98 (LOC: First of America
             Bank -- Michigan)..............     5,645,000
                                              ------------
             TOTAL DEMAND NOTES.............   112,935,000
             (Amortized Cost $112,935,000)    ------------

EURO CERTIFICATES OF DEPOSIT -- 1.0%
  5,000,000  ABN Amro, 5.55%, 7/31/98.......     5,000,000
                                              ------------
             TOTAL EURO CERTIFICATES OF
             DEPOSIT........................     5,000,000
             (Amortized Cost $5,000,000)      ------------

FUNDING AGREEMENTS -- 3.9%
  5,000,000  Allstate Financial Corp.,
             5.84%*, 7/1/98 (b).............     5,000,000
  5,000,000  Allstate Financial Corp.,
             5.84%*, 7/1/98 (b).............     5,000,000
 10,000,000  General American Life Insurance
             Co., 5.89%*, 7/1/98 (b)........    10,000,000
                                              ------------
             TOTAL FUNDING AGREEMENTS.......    20,000,000
             (Amortized Cost $20,000,000)     ------------
YANKEE CERTIFICATES OF DEPOSIT -- 20.5%
5,000,000..  ABN Amro Bank, 5.82%, 7/17/98       4,999,974
5,000,000..  Bank Of New York, 5.50%,
             2/17/99                             4,990,622
5,000,000..  Bankers Trust Co., 5.90%,
             8/10/98                             4,999,738
5,000,000..  Banque National De Paris,
             5.63%, 12/28/98                     5,000,000

 SHARES OR
 PRINCIPAL              SECURITY               AMORTIZED
  AMOUNT               DESCRIPTION                COST
 ---------             -----------             ---------
YANKEE CERTIFICATES OF DEPOSIT (CONTINUED)
$3,000,000.. Barclays Bank PLC, 5.85%,
             8/11/98                          $  3,000,578
5,000,000..  Barclays Bank PLC, 5.65%,
             3/2/99                              4,998,238
5,000,000..  Canadian Imperial Bank of
             Commerce, 5.46%, 7/13/98            5,000,049
5,000,000..  Canadian Imperial Bank of
             Commerce, 5.86%, 8/11/98            5,001,074
5,000,000..  Canadian Imperial Bank of
             Commerce, 5.55%, 2/10/99            4,995,137
5,000,000..  Commerzbank Ag, 5.65%, 2/26/99      4,996,097
4,000,000..  Commerze Bank, 5.67%, 3/5/99,
             5.67%, 3/5/99                       3,997,755
5,000,000..  Credit Agricole Indosuez,
             5.705%, 1/7/99                      4,996,410
5,000,000..  Credit Agricole Indosuez,
             5.66%, 3/4/99                       4,998,708
5,000,000..  Deutche Bank, 5.58%, 7/9/98         5,000,065
4,000,000..  Deutche Bank, 5.86%, 10/14/98       4,002,530
5,000,000..  National Westminster, 5.54%,
             7/29/98                             5,000,098
5,000,000..  Rabobank, 5.69%, 4/16/98            4,998,103
5,000,000..  Societe Generale, 5.53%, 8/5/98     5,000,047
5,000,000..  Societe Generale, 5.89%,
             10/14/98                            5,003,515
5,000,000..  Societe Generale, 5.70%,
             3/23/99                             4,998,261
5,000,000..  Societe Generale, 5.77%,
             4/19/99                             4,998,517
5,000,000..  Swiss Bank, 5.74%, 6/11/99          4,999,547
                                              ------------
             TOTAL YANKEE CERTIFICATES OF
             DEPOSIT........................   105,975,063
             (Amortized Cost $105,975,063)    ------------

REPURCHASE AGREEMENTS -- 8.1%
 42,000,000  Donaldson, Lufkin & Jenrette
             5.50%, dated 6/30/98, due
             7/1/98 with a maturity value of
             4,000,611 (collateralized by
             $10,925,000 FNMA, Discount
             Note, 7/10/98, market value
             $10,898,977 and by $32,030,000
             FNMA, Discount Note, 7/15/98,
             market value $31,958,157)......    42,000,000
                                              ------------
             TOTAL REPURCHASE AGREEMENTS....    42,000,000
             (Amortized Cost $42,000,000)     ------------

INVESTMENT COMPANIES -- 3.1%
 16,147,208  Dreyfus Cash Management Money
             Market Fund....................    16,147,208
                                              ------------
             TOTAL INVESTMENT COMPANIES.....    16,147,208
                                              ------------
             (Amortized Cost $16,147,208)

TOTAL INVESTMENTS -- 99.6%...............    $513,729,166
(Amortized Cost $513,729,166)(a)
OTHER ASSETS IN EXCESS OF LIABILITIES
  0.4%                                          1,992,017
                                             ------------
TOTAL NET ASSETS -- 100.0%                   $515,721,183
                                             ============

---------------
(a) Cost for federal income tax and financial reporting purposes is the same.

(b) Illiquid security.

* Variable rate security. Rate presented represents rate in effect at June 30, 1998. Maturity date reflects next rate change date.
LOC Letter of Credit

                       See Notes to Financial Statements.

                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS -- 83.8%
            MICHIGAN -- 78.2%
$  440,000  Calhoun County, GO, 3.95%,
            7/1/98, (Insured by AMBAC)......  $    440,000
   950,000  Clinton Township Economic
            Development Corp., Pointe
            Village Square, (AMT), 3.80%*,
            8/1/98, (LOC: First of
            America)........................       950,000
 1,000,000  Detroit Water Revenue, 7.78%,
            7/1/98, Prerefunded 7/1/98 @
            102, (Insured by MBIA)..........     1,000,000
   700,000  Dexter Michigan Community
            Schools, QSBLF, 3.80%, 5/1/99,
            (Insured by FGIC)...............       700,000
   390,000  Farmington Hills Michigan
            Education, Marketing Displays,
            (AMT), 3.80%*, 9/1/98 (LOC:
            Comerica Bank)..................       390,000
 9,000,000  Garden City Michigan Hospital,
            3.75%*, 7/7/98, (LOC: First of
            America)........................     9,000,000
 1,900,000  Genesee County Economic
            Development Corp., Grand Blanc
            Convalescent Center, 3.75%*,
            11/1/98 (LOC: Citizens Banking
            Corp.)..........................     1,900,000
 1,700,000  Genesee County Michigan, Atlas
            Technology, (AMT), 3.65%*,
            7/7/98, (LOC: NBD Bank).........     1,700,000
 3,000,000  Grand Ledge Michigan Public
            School District, 4.00%,
            11/24/98........................     3,003,138
 2,060,000  Leelanau County Economic
            Development Corp., American
            Mutual Insurance Co., 3.85%*,
            12/15/98, (LOC: First of
            America)........................     2,060,000
 4,500,000  Lenawee County Economic
            Development Corp., Rima Mfg. Co
            Project, (AMT), 3.80%*, 7/7/98
            (LOC: Keybank)..................     4,500,000
   445,000  Livonia County Economic
            Development Corp., American
            Community Mutual Insurance Co.,
            3.80%*, 11/15/98 (LOC: First of
            America)........................       445,000
 1,200,000  Marquette County Economic
            Development Corp., Pioneer Labs,
            Inc., (AMT), 4.00%*,7/7/98,
            (LOC: NBD Bank).................     1,200,000
 1,800,000  Meridian, Hannah Technology,
            3.70%*, 7/30/98 (LOC: Comerica
            Bank)...........................     1,800,000
 1,650,000  Michigan Housing Development
            Authority, Laurel Valley,
            3.55%*, 7/7/98 (LOC:
            Wachovia).......................     1,650,000
 7,165,000  Michigan Municipal Bond
            Authority, 4.25%, 7/31/98.......     7,169,634

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$1,670,000  Michigan Municipal Bond
            Authority, Revenue Note, Series
            1997C, 4.50%, 9/18/98...........  $  1,672,087
 1,000,000  Michigan Municipal Bond
            Authority, Local Government Loan
            Program, Series B, 6.90%, 5/1/99
            (Insured by FGIC)...............     1,026,023
 7,300,000  Michigan Municipal Bond
            Authority, Series 1997 B,
            4.50%,..........................     7,300,124
 7,000,000  Michigan State, 4.50%,
            9/30/98.........................     7,012,462
 2,045,000  Michigan State Building
            Authority, 4.50%, 10/15/98......     2,048,911
 1,000,000  Michigan State Building
            Authority, 1997 Revenue, Series
            I, 4.50%, 10/1/98...............     1,001,465
 1,000,000  Michigan State Comprehensive
            Transportation, 5.10%,
            5/15/99.........................     1,011,361
 2,100,000  Michigan State Comprehensive
            Transportation, Series 1998-I,
            6.70%, 7/31/98..................     2,109,812
   595,000  Michigan State Hospital Finance
            Authority Revenue, Mercy Health
            Services, 5.00%, 8/15/98........       595,748
 2,600,000  Michigan State Hospital Finance
            Authority, St. Mary's Hospital
            of Livonia, Series A, 3.50%*,
            7/7/98, (LOC: Comerica Bank)....     2,600,000
 1,500,000  Michigan State Housing
            Development Authority, Limited
            Obligation Revenue, Pine Ridge,
            3.55%*, 7/7/98, (LOC:
            Wachovia).......................     1,500,000
 3,300,000  Michigan State Job Development
            Authority, BASF Wyandotte,
            3.45%*, 7/7/98 (LOC: Credit
            Suisse).........................     3,300,000
 3,000,000  Michigan State Strategic Fund,
            Van Andel Research Project,
            3.60%*, 7/7/98 (LOC: National
            Australia Bank).................     3,000,000
 2,700,000  Michigan State Strategic Fund,
            AACOA Extrusions, Inc., (AMT),
            3.65%*, 7/7/98, (LOC: NBD
            Bank)...........................     2,700,000
 2,510,000  Michigan State Strategic Fund,
            Atmosphere Annealing, (AMT),
            3.75%*, 7/7/98 (LOC: First of
            America)........................     2,510,000
 1,160,000  Michigan State Strategic Fund,
            B.K. Hardwoods, (AMT), 3.70%*,
            7/7/98, (LOC: Huntington Bank)..     1,160,000
 4,345,000  Michigan State Strategic Fund,
            Banks Hardwoods, Inc., (AMT),
            3.70%*, 7/7/98 (LOC: Bank One)..     4,345,000
 2,000,000  Michigan State Strategic Fund,
            Besser International Sales Co
            Project, (AMT), 3.65%*, 7/7/98
            (LOC: NBD Bank).................     2,000,000

                                   Continued

                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$3,000,000  Michigan State Strategic Fund,
            Bloomfield Valley Properties,
            3.70%*, 10/1/98, (LOC: Charter
            One)............................  $  3,000,000
   200,000  Michigan State Strategic Fund,
            Bloomfield Valley Properties,
            3.70%*, 10/1/98, (LOC: Charter
            One)............................       200,000
 1,500,000  Michigan State Strategic Fund,
            C-1, (AMT), 4.00%*, 7/7/98,
            (LOC: Comerica Bank)............     1,500,000
 1,000,000  Michigan State Strategic Fund,
            C-Tec Inc. Project, (AMT),
            3.65%*, 7/7/98 (LOC: Suntrust
            Bank)...........................     1,000,000
 2,600,000  Michigan State Strategic Fund,
            CEC Products Co. Inc. Project,
            (AMT), 3.75%*, 7/7/98 (LOC:
            Comerica Bank)..................     2,600,000
 4,000,000  Michigan State Strategic Fund,
            Creative Foam Corp. Project,
            (AMT), 3.65%*, 7/7/98 (LOC: NBD
            Bank)...........................     4,000,000
 5,000,000  Michigan State Strategic Fund,
            Dawnbreakers LLC, (AMT), 3.75%*,
            7/7/98 (LOC: National City
            Bank)...........................     5,000,000
 2,500,000  Michigan State Strategic Fund,
            Delta Containers, Inc. Project,
            (AMT), 3.65%*, 7/7/98 (LOC: NBD
            Bank)...........................     2,500,000
 4,000,000  Michigan State Strategic Fund,
            Detroit Edison, 4.10%*, 7/1/98
            (LOC Barclays)..................     4,000,000
 2,500,000  Michigan State Strategic Fund,
            Donnelly Corp., Series B, (AMT),
            3.90%*, 10/1/98 (LOC: Dresdner
            Bank)...........................     2,500,000
 5,000,000  Michigan State Strategic Fund,
            Dow Chemical Co. Project, (AMT),
            4.10%*, 7/1/98..................     5,000,000
 1,275,000  Michigan State Strategic Fund,
            Enviromental Powder Co., (AMT),
            3.70%*, 7/7/98 (LOC: Michigan
            National Bank)..................     1,275,000
 1,000,000  Michigan State Strategic Fund,
            Equad Project, (AMT), 3.75%*,
            7/7/98, (LOC: National City
            Bank)...........................     1,000,000
 2,000,000  Michigan State Strategic Fund,
            Genesee Packaging Inc. Project,
            (AMT), 3.70%*, 7/7/98 (LOC:
            Citizens Banking Corp.).........     2,000,000
 1,500,000  Michigan State Strategic Fund,
            Gollin Block & Supply Co.,
            (AMT), 4.00%*, 7/7/98 (LOC:
            Northern Trust).................     1,500,000

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$1,510,000  Michigan State Strategic Fund,
            Hamilton Industrial Products
            Inc. Project, (AMT), 3.75%*,
            7/7/98 (LOC: National Australia
            Bank)...........................  $  1,510,000
 2,000,000  Michigan State Strategic Fund,
            I.V.C. Industrial Coatings,
            Inc., (AMT), 3.70%*, 7/7/98
            (LOC: Bank One).................     2,000,000
 1,700,000  Michigan State Strategic Fund,
            Industrial Development, Kinder
            Care, 3.70%*, 7/7/98 (LOC: Chase
            Manhattan Bank).................     1,700,000
   190,000  Michigan State Strategic Fund,
            Kazoo, Inc. Project, (AMT),
            3.80%*, 9/15/98 (LOC: First of
            America)........................       190,000
 3,005,000  Michigan State Strategic Fund,
            Kerkstra Precast Project (AMT),
            3.70%*, 7/7/98 (LOC: Huntington
            Bank)...........................     3,005,000
 1,500,000  Michigan State Strategic Fund,
            Kerkstra, (AMT), 3.70%*, 7/7/98
            (LOC: Huntington Bank)..........     1,500,000
   630,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Tawas Bay Associates Project
            (AMT), 3.80%*, 12/1/98 (LOC:
            First of America)...............       630,000
 1,350,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, John
            A. Biewer Co. Inc. Project,
            (AMT), 3.75%*, 9/1/98, (LOC:
            National Australia Bank)........     1,350,000
 1,000,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Autocam Corp., (AMT), 3.70%*,
            7/7/98 (LOC: Comerica Bank).....     1,000,000
 2,500,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Cincinnati Millacron, (AMT)
            3.75%*, 7/7/98 (LOC: PNC
            Bank)...........................     2,500,000
 1,000,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Dickinson Press, Inc. Project,
            (AMT) 3.70%*, 7/7/98 (LOC:
            Huntington Bank)................     1,000,000
 2,500,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Donnelly Corp., (AMT) 3.65%*,
            7/7/98 (LOC: Dresdner Bank).....     2,500,000
 2,000,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Eclipse Mold (AMT), 3.65%*,
            7/7/98 (LOC: NBD Bank)..........     2,000,000

                                   Continued

                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$4,800,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, H.P.
            Pelzer, Inc. Project, (AMT)
            3.65%*, 7/7/98 (LOC: NBD
            Bank)...........................  $  4,800,000
 4,800,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, JB
            Labs, Inc., (AMT) 3.70%*, 7/7/98
            (LOC: Huntington Bank)..........     4,800,000
   940,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, Kay
            Screen Printing, (AMT) 3.90%*,
            7/7/98 (LOC: Comerica Bank).....       940,000
   185,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, Kay
            Screening (AMT), 3.90%*, 7/7/98
            (LOC: Comerica Bank)............       185,000
 1,400,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Knight Industries, (AMT),
            3.65%*, 7/7/98, (LOC: NBD
            Bank)...........................     1,400,000
 3,025,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Midbrook Products, Inc. Project,
            (AMT) 3.70%*, 7/7/98 (LOC:
            Comerica Bank)..................     3,025,000
   715,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Patten Monument, (AMT) 3.70%*,
            7/7/98 (LOC: Huntington Bank)...       715,000
 1,600,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Pilot Industries, (AMT) 3.80%*,
            7/7/98 (LOC: NBD Bank)..........     1,600,000
   915,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Stephenson Land, (AMT) 3.70%*,
            7/7/98 (LOC: Comerica Bank).....       915,000
   475,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, Tom
            Miller, Inc., (AMT) 3.65%*,
            7/7/98 (LOC: First Union).......       475,000
 4,295,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            United Fixtures, (AMT) 3.70%*,
            7/7/98 (LOC: Bankers Trust).....     4,295,000
 1,785,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Wayne, Disposal Oakland Project,
            (AMT), 3.70%*, 7/7/98 (LOC:
            Comerica Bank)..................     1,785,000
   905,000  Michigan State Strategic Fund,
            Molmec, Inc. (AMT), 3.75%*,
            7/7/98, (LOC: Comerica Bank)....       905,000
 1,000,000  Michigan State Strategic Fund,
            Northern Pure Ice Co. Project,
            (AMT), 4.00%*, 7/7/98 (LOC:
            National Australia Bank)........     1,000,000

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$1,000,000  Michigan State Strategic Fund,
            NSF International Project,
            Series 1997B, 4.00%*, 7/7/98,
            (LOC: National City)............  $  1,000,000
 1,685,000  Michigan State Strategic Fund,
            Omni Technical Services, Inc.,
            (AMT) 3.75%*, 7/7/98 (LOC:
            National City)..................     1,685,000
   945,000  Michigan State Strategic Fund,
            Plascore, Inc., (AMT), 3.70%*,
            7/7/98, (LOC: Huntington Bank)..       945,000
 3,100,000  Michigan State Strategic Fund,
            Rochester Gear Project, (AMT),
            3.65%*, 7/7/98, (LOC: Comerica
            Bank)...........................     3,100,000
11,900,000  Michigan State Strategic Fund,
            Solid Waste Disposal, Grayling
            Generating Project, (AMT)
            3.60%*, 7/7/98 (LOC: Barclays
            Bank)...........................    11,900,001
 2,200,000  Michigan State Strategic Fund,
            Sunrise Windows Ltd. Project,
            (AMT), 3.80%*, 7/7/98 (LOC:
            Keybank)........................     2,200,000
   800,000  Michigan State Strategic Fund,
            Ultimate Laser Inc. Project,
            (AMT), 3.65%*, 7/7/98, (LOC: NBD
            Bank)...........................       800,000
 1,900,000  Michigan State Strategic Fund,
            Uni Mist, Inc. Project, (AMT),
            3.65%*, 7/7/98, (LOC: NBD
            Bank)...........................     1,900,000
 2,800,000  Michigan State Strategic Fund,
            United Waste System (AMT),
            3.70%*, 7/7/98, (LOC: Bank of
            America)........................     2,800,000
 1,075,000  Michigan State Strategic Fund,
            Wright -- Technology, Inc.,
            Series 1997, (AMT), 3.75%*,
            7/7/98 (LOC: National City).....     1,075,000
 2,000,000  Michigan State Strategic Fund,
            Xibitz Inc. Project, (AMT),
            3.65%*, 7/7/98 (LOC: NBD
            Bank)...........................     2,000,000
10,000,000  Midland County Economic
            Development Corp., Limited
            Obligation Revenue, Dow Chemical
            Project, Series A, (AMT), Series
            A, 4.30%*, 7/1/98...............    10,000,000
 3,000,000  Oakland County Economic
            Development Corp., Cranbrook
            Community, 3.55%*, 7/7/98 (LOC:
            Comerica Bank)..................     3,000,000
   675,000  Oakland County Economic
            Development Corp., Orchard Maple
            Project, 3.75%*, 11/15/98 (LOC:
            National City Bank).............       675,000

                                   Continued

                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$  310,000  Rochester Hills Economic
            Development Corp., BRG Assoc.,
            4.00%*, 12/1/98 (LOC: Comerica
            Bank)...........................  $    310,000
   825,000  Saginaw Township School
            Refunding, QSBLF, 3.90%,
            12/1/98.........................       825,000
 1,200,000  Scio Township Economic
            Development Corp., Daycroft
            School Project, 3.85%*, 7/7/98,
            (LOC: National Australia
            Bank)...........................     1,200,000
 1,170,000  St. Clair Shores, Michigan
            Education, Borman's, Inc.
            Project, (AMT), 3.85%*, 10/15/98
            (LOC: Michigan National Bank)...     1,170,000
   760,000  University Of Michigan Hospital
            Revenue, 4.00%, 12/1/98.........       760,611
 5,000,000  University Of Michigan Hospital
            Revenue, 3.80%*, 7/1/98.........     5,000,000
 1,205,000  Warren Economic Development
            Corp. (Cross Country Inn),
            (AMT), 3.75%*, 11/1/98 (LOC:
            Huntington Bank)................     1,205,000
 1,740,000  Warren Economic Development
            Corp., CMX Corp. Project, (AMT),
            3.80%*, 9/15/98 (LOC: First of
            America)........................     1,740,000
   550,000  Warren Economic Development
            Corp., Limited Obligation
            Revenue, Elias Brothers, (AMT),
            3.95%*, 12/1/98, (LOC: Comerica
            Bank)...........................       550,000
 4,510,000  Wayne County Airport, Detroit
            Airport, Series A, (AMT),
            3.60%*, 7/7/98 (LOC: Baerische
            Landesbank).....................     4,510,000
 2,000,000  Whitmore Lake Michigan Public
            Schools, 4.50%, 6/30/99.........     2,009,560
                                              ------------
                                               231,960,937
                                              ------------
            PUERTO RICO -- 5.6%
 4,500,000  Commonwealth of Puerto Rico, Tax
            & Revenue Anticipation Notes,
            Series A, 4.50%, 7/30/98........     4,502,902
 2,750,000  Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Reynolds Metals, 3.80%*, 9/1/98
            (LOC: ABN/Amro).................     2,750,000
 3,000,000  Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Abbott Labs Project, 3.55%*,
            3/1/99..........................     3,000,000
   500,000  Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Reynolds Metals, 3.80%*, 9/1/98
            (LOC: ABN/Amro).................       500,082

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$1,695,000  Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Abbott Labs Project, 3.55%*,
            3/1/99..........................  $  1,695,000
 4,200,000  Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Merck, 4.00%*, 12/1/98..........     4,200,000
                                              ------------
                                                16,647,984
                                              ------------
            TOTAL MUNICIPAL BONDS...........   248,608,921
                                              ------------
            (Amortized Cost $248,608,921)
TAX FREE COMMERCIAL PAPER -- 15.1%
            MICHIGAN -- 15.1%
 1,100,000  Cornell Township Economic
            Development Corp., Industrial
            Development Revenue, Mead
            Escanaba Paper Co., 3.75%*,
            7/9/98 (LOC: Credit Suisse).....     1,100,000
 2,900,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., Series A,
            3.60%*, 7/15/98 (LOC: Morgan
            Guaranty).......................     2,900,000
 3,000,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., Series A,
            3.75%*, 7/16/98 (LOC: Morgan
            Guaranty).......................     3,000,000
 3,000,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., 3.55%*,
            7/16/98, (LOC: Union Bank of
            Switzerland)....................     3,000,000
 3,840,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., 3.15%*,
            8/11/98, (LOC: Union Bank of
            Switzerland)....................    3,8400,000
   450,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., 3.60%*,
            8/11/98, (LOC: Union Bank of
            Switzerland)....................       450,000

                                   Continued

                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

SHARES OR
PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
TAX FREE COMMERCIAL PAPER (CONTINUED)
            MICHIGAN (CONTINUED)
 9,525,000  Michigan State Building
            Authority, 3.70%, 10/1/98,
            (LOC:...........................  $  9,525,000
 8,050,000  Michigan State Housing
            Development Authority,
            Multifamily, Series A, 3.75%*,
            8/20/98, (LOC: Helaba)..........     8,050,000
12,780,000  Michigan State Underground Tank
            Storage, 3.70%, 8/10/98, (LOC:
            CIBC)...........................    12,780,000
                                              ------------
                                                44,645,000
                                              ------------
            TOTAL TAX FREE COMMERCIAL
            PAPER...........................    44,645,000
                                              ------------
            (Amortized Cost $44,645,000)

SHARES OR
PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
INVESTMENT COMPANIES -- 1.4%
 3,315,062  Dreyfus Tax Exempt Money Market
            Fund............................  $  3,315,062
   791,540  Federated Tax Exempt Money
            Market..........................       791,540
                                              ------------
            TOTAL INVESTMENT COMPANIES......     4,106,602
                                              ------------
            (Amortized Cost $4,106,602)

TOTAL INVESTMENTS--100.3%...................   297,360,523
           (Amortized Cost $297,360,523) (a)
LIABILITIES IN EXCESS OF OTHER ASSETS
 -- (0.3)%..................................    (1,001,160)
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $296,359,363
                                              ============

---------------
(a) Cost for federal income tax and financial reporting purposes is the same.

* Variable rate security. Rate presented represents rate in effect at June 30, 1998. Maturity date reflects next rate change date.

AMBAC   AMBAC Indemnity Corp.

AMT     Alternative Minimum Tax Paper

FGIC    Financial Guaranty Insurance Corp.

LOC     Letter of Credit

MBIA    Municipal Bond Insurance Association

QSBLF   Qualified School Board Lending Fund

STP     Short Term Put


                       See Notes to Financial Statements.

                                    GOVERNMENT MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS
                                    JUNE 30, 1998
The Kent Funds                      (UNAUDITED)

PRINCIPAL               SECURITY                AMORTIZED
  AMOUNT               DESCRIPTION                COST
---------              -----------              ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 80.3%
            FEDERAL FARM CREDIT BANK -- 7.5%
$3,550,000  5.45%, 12/14/98..................  $ 3,546,281
 4,000,000  5.25%, 3/5/99....................    3,855,917
                                               -----------
                                                 7,402,198
                                               -----------
            FEDERAL HOME LOAN BANK -- 22.8%
 5,000,000  5.55%, 7/1/98....................    4,999,999
 3,000,000  5.29%, 7/29/98...................    2,987,657
 4,000,000  5.44%*, 7/30/98..................    4,000,000
 2,654,000  5.32%, 9/9/98....................    2,626,546
 3,000,000  5.25%, 2/26/99...................    2,895,000
 5,000,000  5.50%, 3/26/99...................    4,997,182
                                               -----------
                                                22,506,384
                                               -----------
            FEDERAL HOME LOAN MORTGAGE CORP. -- 25.4%
 4,000,000  5.40%, 7/2/98....................    3,999,400
 2,167,000  5.40%, 7/10/98...................    2,164,075
 3,000,000  5.42%, 7/17/98...................    2,992,773
 1,670,000  5.45%, 7/20/98...................    1,665,196
 4,000,000  5.69%, 8/21/98...................    3,999,458
 2,311,000  5.34%, 8/21/98...................    2,293,517
 3,000,000  5.43%, 9/2/98....................    2,971,493
 5,000,000  5.33%, 9/18/98...................    4,941,573
                                               -----------
                                                25,027,485
                                               -----------
            FEDERAL NATIONAL MORTGAGE ASSOC. -- 24.6%
 3,000,000  5.33%, 7/7/98....................    2,997,335
 3,000,000  5.26%, 7/14/98...................    2,994,302
 1,062,000  5.34%, 7/30/98...................    1,057,432
 5,000,000  5.44%, 8/28/98...................    4,956,178
 3,352,000  5.425%, 9/4/98...................    3,319,167
 4,000,000  5.61%*, 11/3/98..................    4,000,000
 5,000,000  5.50%*, 2/4/99...................    4,999,999
                                               -----------
                                                24,324,413
                                               -----------
            TOTAL U.S. GOVERNMENT AGENCY
            OBLIGATIONS......................   79,260,480
                                               -----------
            (Amortized Cost $79,260,480)

 SHARES OR
 PRINCIPAL              SECURITY               AMORTIZED
  AMOUNT               DESCRIPTION                COST
 ---------             -----------             ---------
REPURCHASE AGREEMENTS -- 12.1%
$ 4,000,000  Donaldson, Lufkin & Jenrette
             5.50%, dated 6/30/98, due
             7/1/98 with a maturity value of
             4,000,611 (collateralized by
             $4,020,000 FNMA, MTN, 6.59%,
             3/27/08, market value
             $4,083,808)....................  $  4,000,000
  4,000,000  HSBC 5.50%, dated 6/30/98, due
             7/1/98 with a maturity value of
             $4,000,611, (collateralized by
             $2,940,000 U.S. Treasury Notes,
             8.875%, 8/15/17 market value
             $4,186,782)....................     4,000,000
  4,000,000  Merrill Lynch 5.65%, dated
             6/30/98, due 7/1/98 with a
             maturity value of $4,000,628
             (collateralized by $4,010,000
             FNMA MTN, 6.58%, 12/17/07
             market value $4,083,205).......     4,000,000
                                              ------------
             TOTAL REPURCHASE AGREEMENTS....    12,000,000
                                              ------------
             (Amortized Cost $12,000,000)
INVESTMENT COMPANIES -- 7.7%
  4,090,082  Dreyfus Cash Management Money
             Market Fund....................     4,090,082
  3,522,978  Federated Government
             Obligations Money Market Fund..     3,522,978
                                              ------------
             TOTAL INVESTMENT COMPANIES.....     7,613,060
                                              ------------
             (Amortized Cost $7,613,060)
TOTAL INVESTMENTS  -- 100.1%................    98,873,540
(Amortized Cost $98,873,540)(a)
LIABILITIES IN EXCESS OF OTHER
ASSETS -- 0.1%..............................       (80,780)
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $ 98,792,760
                                              ============

---------------

(a) Cost for federal income tax and financial reporting purposes is the same.
* Variable rate security. Rate presented represents rate in effect at June 30, 1998. Maturity date reflects next rate change date.

                       See Notes to Financial Statements.

                                    STATEMENTS OF ASSETS AND LIABILITIES
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                              GROWTH AND    SMALL COMPANY   INTERNATIONAL      INDEX
                                                             INCOME FUND     GROWTH FUND     GROWTH FUND    EQUITY FUND
                                                             ------------   -------------   -------------   ------------
ASSETS:
  Investments:
    Investments at cost....................................  $594,708,496   $642,478,988    $453,714,204    $455,042,297
    Net unrealized appreciation (depreciation).............   204,801,433    167,754,523      95,161,014     286,343,012
                                                             ------------   ------------    ------------    ------------
    Total investments at value.............................   799,509,929    810,233,511     548,875,218     741,385,309
  Foreign currency at value (cost $0; $0; $1,028,482; $0,
    respectively)..........................................            --             --       1,056,556              --
  Receivable for investments sold..........................        33,880             --              --         146,432
  Receivable for capital shares issued.....................        46,764          2,732             936          11,971
  Interest and dividends receivable........................       885,569        524,065       2,349,650         779,250
  Tax reclaim receivable...................................            --             --       1,134,982              --
  Prepaid expenses.........................................        23,086         20,185          20,518          28,196
                                                             ------------   ------------    ------------    ------------
    Total Assets...........................................   800,499,228    810,780,493     553,437,860     742,351,158
                                                             ------------   ------------    ------------    ------------
LIABILITIES:
  Payable for investments purchased........................            --      9,557,871         219,852              --
  Payable for capital shares redeemed......................         3,445             --              --          26,113
  Foreign withholding taxes payable........................            --             --         374,294              --
  Net payable for variation margin on futures contracts....       144,520         89,380              --          76,790
  Cash overdraft...........................................            --          1,466              --              --
  Payable to adviser.......................................       451,059        444,150         334,302         148,499
  Payable to administrator.................................        19,810         19,614          13,464          12,247
  Payable to transfer agent................................        19,990         15,375          16,030           3,417
  Payable to distributor (Investment Shares)...............         9,327          5,239           2,347           7,264
  Payable to custodian.....................................            --             --          65,540              --
  Accrued expenses and other liabilities...................        37,239         40,645          23,782          39,473
                                                             ------------   ------------    ------------    ------------
    Total Liabilities......................................       685,390     10,173,740       1,049,611         313,803
                                                             ------------   ------------    ------------    ------------
NET ASSETS.................................................  $799,813,838   $800,606,753    $552,388,249    $742,037,355
                                                             ============   ============    ============    ============
NET ASSETS CONSIST OF:
  Paid-in capital..........................................  $574,976,275   $579,661,898    $415,860,651    $455,156,107
  Accumulated undistributed (distributions in excess of)
    net investment income..................................      (738,085)        33,217       2,022,792          (4,878)
  Accumulated undistributed net realized gains (losses) on
    investments, foreign currency and futures contracts
    sold...................................................    20,530,551     52,880,609      39,323,374         247,685
  Net unrealized appreciation (depreciation) of
    investments, foreign currency, forward foreign currency
    exchange contracts and futures contracts...............   205,045,097    168,031,029      95,181,432     286,638,441
                                                             ------------   ------------    ------------    ------------
TOTAL NET ASSETS...........................................  $799,813,838   $800,606,753    $552,388,249    $742,037,355
                                                             ============   ============    ============    ============
INSTITUTIONAL SHARES:
  Net Assets...............................................  $753,308,043   $774,504,790    $540,202,587    $705,841,136
  Shares Outstanding.......................................    44,905,451     42,376,692      31,732,755      31,564,788
  Net Asset Value, offering and redemption price per
    share..................................................  $      16.78   $      18.28    $      17.02    $      22.36
                                                             ============   ============    ============    ============
INVESTMENT SHARES:
  Net Assets...............................................  $ 46,505,795   $ 26,101,963    $ 12,185,662    $ 36,196,218
  Shares Outstanding.......................................     2,794,598      1,434,137         721,470       1,618,064
  Net Asset Value, offering and redemption price per
    share..................................................  $      16.64   $      18.20    $      16.89    $      22.37
                                                             ============   ============    ============    ============

                       See Notes to Financial Statements

                                    STATEMENTS OF ASSETS AND LIABILITIES
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                               SHORT TERM     INTERMEDIATE
                                                               BOND FUND       BOND FUND      INCOME FUND
                                                              ------------    ------------    ------------
ASSETS:
  Investments:
    Investments at cost.....................................  $132,827,916    $754,630,464    $247,669,161
    Net unrealized appreciation (depreciation)..............       888,777      10,119,282       7,232,414
                                                              ------------    ------------    ------------
    Total investments at value..............................   133,716,693     764,749,746     254,901,575
  Receivable for investments sold...........................            --       5,148,250              --
  Receivable for capital shares issued......................         8,299               8           3,500
  Interest and dividends receivable.........................     2,247,340      11,214,711       4,049,071
  Prepaid expenses..........................................        24,647          15,905          22,825
                                                              ------------    ------------    ------------
    Total Assets............................................   135,996,979     781,128,620     258,976,971
                                                              ------------    ------------    ------------
LIABILITIES:
  Payable for investments purchased.........................            --       5,254,887              --
  Payable for capital shares redeemed.......................        48,384          21,079             535
  Payable to adviser........................................        56,527         358,292         125,828
  Payable to administrator..................................         3,362          19,283           6,433
  Payable to transfer agent.................................         7,245          22,694           2,963
  Payable to distributor (Investment Shares)................           829           1,955           1,816
  Payable to custodian......................................           409             557             346
  Accrued expenses and other liabilities....................         5,276          28,816           9,271
                                                              ------------    ------------    ------------
    Total Liabilities.......................................       122,032       5,707,563         147,192
                                                              ------------    ------------    ------------
NET ASSETS..................................................  $135,874,947    $775,421,057    $258,829,779
                                                              ============    ============    ============
NET ASSETS CONSIST OF:
  Paid-in capital...........................................  $141,916,898    $772,500,514    $249,168,529
  Accumulated undistributed (distributions in excess of) net
    investment income.......................................        12,220          17,605          45,943
  Accumulated undistributed net realized gains (losses) on
    investments sold........................................    (6,942,948)     (7,216,345)      2,382,893
  Net unrealized appreciation (depreciation) of
    investments.............................................       888,777      10,119,283       7,232,414
                                                              ------------    ------------    ------------
TOTAL NET ASSETS............................................  $135,874,947    $775,421,057    $258,829,779
                                                              ============    ============    ============
INSTITUTIONAL SHARES:
  Net Assets................................................  $129,226,590    $765,401,799    $249,546,319
  Shares Outstanding........................................    13,277,762      76,942,692      24,032,308
  Net Asset Value, offering and redemption price per
    share...................................................  $       9.73    $       9.95    $      10.38
                                                              ============    ============    ============
INVESTMENT SHARES:
  Net Assets................................................  $  6,648,357    $ 10,019,257    $  9,283,461
  Shares Outstanding........................................       683,820       1,004,960         895,178
  Net Asset Value, offering and redemption price per
    share...................................................  $       9.72    $       9.97    $      10.37
                                                              ============    ============    ============

                       See Notes to Financial Statements

                                    STATEMENTS OF ASSETS AND LIABILITIES
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                                                                               MICHIGAN
                                                              LIMITED TERM    INTERMEDIATE      TAX-FREE      MUNICIPAL
                                                              TAX-FREE FUND   TAX-FREE FUND   INCOME FUND     BOND FUND
                                                              -------------   -------------   ------------   ------------
ASSETS:
  Investments:
    Investments at cost.....................................   $36,294,965    $269,255,252    $119,349,777   $122,864,609
    Net unrealized appreciation (depreciation)..............       653,467      15,194,834       7,088,501      3,124,599
                                                               -----------    ------------    ------------   ------------
    Total investments at value..............................    36,948,432     284,450,086     126,438,278    125,989,208
  Receivable for investments sold...........................            --              --       5,638,880             --
  Interest and dividends receivable.........................       566,035       4,431,968       1,730,912      1,615,980
  Unamortized organizational costs..........................            --              --             348             --
  Prepaid expenses..........................................         2,971           7,976          25,013          8,065
                                                               -----------    ------------    ------------   ------------
    Total Assets............................................    37,517,438     288,890,030     133,833,431    127,613,253
                                                               -----------    ------------    ------------   ------------
LIABILITIES:
  Payable for investments purchased.........................            --              --       6,454,070      1,495,260
  Payable for capital shares redeemed.......................         2,000              --             150             --
  Payable to adviser........................................        14,106         119,194          57,679         47,342
  Payable to administrator..................................           930           7,167           3,161          3,133
  Payable to transfer agent.................................         1,205           4,200              --          3,902
  Payable to distributor (Investment Shares)................            40             776             406            579
  Accrued expenses and other liabilities....................         1,582           8,822           4,852         13,403
                                                               -----------    ------------    ------------   ------------
    Total Liabilities.......................................        19,863         140,159       6,520,318      1,563,619
                                                               -----------    ------------    ------------   ------------
NET ASSETS..................................................   $37,497,575    $288,749,871    $127,313,113   $126,049,634
                                                               ===========    ============    ============   ============
NET ASSETS CONSIST OF:
  Paid-in capital...........................................   $36,840,862    $273,360,177    $120,133,633   $123,034,931
  Accumulated undistributed (distributions in excess of) net
    investment income.......................................         3,966          61,464           8,106         10,896
  Accumulated undistributed net realized gains (losses) on
    investments sold........................................          (720)        133,396          82,874       (120,793)
  Net unrealized appreciation (depreciation) of
    investments.............................................       653,467      15,194,834       7,088,501      3,124,599
                                                               -----------    ------------    ------------   ------------
TOTAL NET ASSETS............................................   $37,497,575    $288,749,871    $127,313,114   $126,049,633
                                                               ===========    ============    ============   ============
INSTITUTIONAL SHARES:
  Net Assets................................................   $37,205,184    $284,980,217    $125,280,385   $121,374,091
  Shares Outstanding........................................     3,657,786      26,746,405      11,788,179     11,906,668
  Net Asset Value, offering and redemption price per
    share...................................................   $     10.17    $      10.66    $      10.63   $      10.19
                                                               ===========    ============    ============   ============
INVESTMENT SHARES:
  Net Assets................................................   $   292,391    $  3,769,653    $  2,032,728   $  4,675,544
  Shares Outstanding........................................        28,633         353,745         190,840        459,165
  Net Asset Value, offering and redemption price per
    share...................................................   $     10.21    $      10.66    $      10.65   $      10.18
                                                               ===========    ============    ============   ============

                       See Notes to Financial Statements

                                    STATEMENTS OF ASSETS AND LIABILITIES
The Kent Funds                      JUNE 30, 1998 (UNAUDITED)

                                                                                MICHIGAN
                                                                               MUNICIPAL       GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND            FUND
                                                              ------------    ------------    ------------
ASSETS:
  Investments:
    Investments in securities at amortized cost.............  $471,729,166    $297,380,509     $86,873,540
    Repurchase agreements (cost $42,000,000; $0; and
      $12,000,000, respectively)............................    42,000,000              --      12,000,000
                                                              ------------    ------------     -----------
    Total investments at amortized cost.....................   513,729,166     297,380,509      98,873,540
  Cash......................................................            --          63,961              --
  Interest and dividends receivable.........................     4,473,328       2,030,350         365,864
  Prepaid expenses..........................................        15,870           2,458          20,548
                                                              ------------    ------------     -----------
    Total Assets............................................   518,218,364     299,477,278      99,259,952
                                                              ------------    ------------     -----------
LIABILITIES:
  Dividends payable.........................................     2,245,640         787,968         440,869
  Payable for investments purchased.........................            --       2,209,560              --
  Cash overdraft............................................        48,572              --              --
  Payable to adviser........................................       176,629          98,655          17,178
  Payable to administrator..................................         8,002           4,060           1,072
  Payable to transfer agent.................................         6,228           3,199           4,556
  Accrued expenses and other liabilities....................        12,110          14,473           3,517
                                                              ------------    ------------     -----------
    Total Liabilities.......................................     2,497,181       3,117,915         467,192
                                                              ------------    ------------     -----------
NET ASSETS..................................................  $515,721,183    $296,359,363     $98,792,760
                                                              ============    ============     ===========
NET ASSETS CONSIST OF:
  Paid-in capital...........................................  $515,710,154    $296,369,178     $98,790,546
  Accumulated undistributed (distributions in excess of )net
    investment income.......................................        13,072             781           2,214
  Accumulated undistributed net realized gains (losses) on
    investments sold........................................        (2,043)        (10,596)             --
                                                              ------------    ------------     -----------
TOTAL NET ASSETS............................................  $515,721,183    $296,359,363     $98,792,760
                                                              ============    ============     ===========
INSTITUTIONAL SHARES:
  Net Assets................................................  $512,831,244    $295,970,792     $98,758,508
  Shares Outstanding........................................   512,825,420     295,958,311      98,758,504
  Net Asset Value, offering and redemption price per
    share...................................................  $       1.00     $      1.00     $      1.00
                                                              ============    ============     ===========
INVESTMENT SHARES:
  Net Assets................................................  $  2,889,939     $   388,571     $    34,252
  Shares Outstanding........................................     2,889,928         388,549          34,252
  Net Asset Value, offering and redemption price per
    share...................................................  $       1.00     $      1.00     $      1.00
                                                              ============    ============     ===========

                       See Notes to Financial Statements.

                                    STATEMENTS OF OPERATIONS
                                    FOR THE SIX MONTHS ENDED JUNE 30, 1998
The Kent Funds                      (UNAUDITED)

                                                          GROWTH AND     SMALL COMPANY    INTERNATIONAL       INDEX
                                                         INCOME FUND      GROWTH FUND      GROWTH FUND     EQUITY FUND
                                                         ------------    -------------    -------------    ------------
INVESTMENT INCOME:
  Dividends..........................................    $  6,611,585    $  4,103,028      $ 7,590,259     $  5,269,655
  Interest...........................................           2,433          31,525          113,276              925
  Less: Net foreign taxes withheld...................         (47,181)         (1,391)        (681,459)         (54,262)
                                                         ------------    ------------      -----------     ------------
    Total Investment Income..........................       6,566,837       4,133,162        7,022,076        5,216,318
                                                         ------------    ------------      -----------     ------------
EXPENSES:
  Investment advisory fees...........................       2,694,142       2,717,125        2,013,699        1,019,677
  Administration fees................................         696,608         702,563          485,481          614,693
  Fund accounting fees...............................          64,105          74,075           59,967           61,899
  Custodian fees.....................................           4,061          18,839          177,567           10,551
  Audit fees.........................................           3,601           4,735            3,475            4,185
  Legal fees.........................................           4,888           4,990            3,441            4,420
  Transfer agent fees................................          85,875          86,244           68,257           76,747
  Trustees' fees and expenses........................           3,282           2,545            2,117            2,490
  Distribution fees (Investment Shares)..............          52,068          31,228           13,511           40,957
  Printing expenses..................................          13,191          12,459            8,578           11,455
  Registration fees..................................          31,782          26,279           28,138           39,610
  Other expenses.....................................           6,562           6,775            4,636            5,495
                                                         ------------    ------------      -----------     ------------
    Total expenses before waivers....................       3,660,165       3,687,857        2,868,867        1,892,179
    Less: waivers....................................         (38,486)        (38,814)         (26,848)        (424,777)
                                                         ------------    ------------      -----------     ------------
    Net Expenses.....................................       3,621,679       3,649,043        2,842,019        1,467,402
                                                         ------------    ------------      -----------     ------------
NET INVESTMENT INCOME................................       2,945,158         484,119        4,180,057        3,748,916
                                                         ------------    ------------      -----------     ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS:
  Net realized gains/(losses) on investments, foreign
    currency, and foreign currency contracts.........      19,400,029      51,316,112       39,479,491          635,885
  Net realized gains/(losses) on futures contracts...       1,449,280       1,843,230               --          569,878
  Net change in unrealized appreciation/
    (depreciation) of futures contracts..............         243,665         276,505               --          295,430
  Net change in unrealized appreciation/
    (depreciation) of investments, foreign currency,
     and foreign currency contracts..................      94,679,191     (20,315,685)      27,986,888      103,663,727
                                                         ------------    ------------      -----------     ------------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS........................................     115,772,165      33,120,162       67,466,379      105,164,920
                                                         ------------    ------------      -----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................    $118,717,323    $ 33,604,281      $71,646,436     $108,913,836
                                                         ============    ============      ===========     ============

                       See Notes to Financial Statements

                                    STATEMENTS OF OPERATIONS
                                    FOR THE SIX MONTHS ENDED JUNE 30, 1998
The Kent Funds                      (UNAUDITED)

                                                                SHORT TERM     INTERMEDIATE
                                                                 BOND FUND      BOND FUND      INCOME FUND
                                                                ----------     ------------    -----------
INVESTMENT INCOME:
  Interest..................................................    $ 4,424,087    $25,433,905     $ 8,587,366
  Dividends.................................................        202,936        567,890         266,855
                                                                -----------    -----------     -----------
    Total Investment Income.................................      4,627,023     26,001,795       8,854,221
                                                                -----------    -----------     -----------
EXPENSES:
  Investment advisory fees..................................        351,710      2,162,409         731,393
  Administration fees.......................................        127,297        711,426         220,524
  Fund accounting fees......................................         12,764         63,373          21,633
  Custodian fees............................................            323            774             430
  Audit fees................................................          4,574          7,567           4,627
  Legal fees................................................            963          5,152           1,465
  Transfer agent fees.......................................         27,755         44,016          22,387
  Trustees' fees and expenses...............................            509          2,489             891
  Distribution fees (Investment Shares).....................          9,024         10,262           9,327
  Printing expenses.........................................          1,244         12,746           2,414
  Registration fees.........................................          7,753         12,767           7,916
  Other expenses............................................             37          7,488           2,470
                                                                -----------    -----------     -----------
    Total expenses before waivers...........................        543,953      3,040,469       1,025,477
    Less: waivers...........................................        (10,643)       (39,315)        (12,189)
                                                                -----------    -----------     -----------
    Net Expenses............................................        533,310      3,001,154       1,013,288
                                                                -----------    -----------     -----------
NET INVESTMENT INCOME.......................................      4,093,713     23,000,641       7,840,933
                                                                -----------    -----------     -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
  Net realized gains/(losses) on investments sold...........       (242,985)     3,214,146       2,373,749
  Net change in unrealized appreciation/(depreciation) of
    investments.............................................        101,666        261,946        (102,128)
                                                                -----------    -----------     -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...       (141,319)     3,476,092       2,271,621
                                                                -----------    -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ 3,952,394    $26,476,733     $10,112,554
                                                                ===========    ===========     ===========

                       See Notes to Financial Statements

                                    STATEMENTS OF OPERATIONS
                                    FOR THE SIX MONTHS ENDED JUNE 30, 1998
The Kent Funds                      (UNAUDITED)

                                                                                                             MICHIGAN
                                                           LIMITED TERM     INTERMEDIATE      TAX-FREE      MUNICIPAL
                                                           TAX-FREE FUND    TAX-FREE FUND    INCOME FUND    BOND FUND
                                                           -------------    -------------    -----------    ----------
INVESTMENT INCOME:
  Interest.............................................     $  847,422       $ 7,009,662     $3,043,289     $2,961,110
  Dividends............................................         15,131            90,759         49,305         37,789
                                                            ----------       -----------     ----------     ----------
    Total Investment Income............................        862,553         7,100,421      3,092,594      2,998,899
                                                            ----------       -----------     ----------     ----------
EXPENSES:
  Investment advisory fees.............................         84,418           709,192        337,287        286,284
  Administration fees..................................         33,945           256,634        110,955        115,113
  Distribution fees (Investment Shares)................            525             4,645          2,333          5,720
  Fund accounting fees.................................          5,750            28,932         14,352         15,799
  Custodian fees.......................................            224               962            255            872
  Audit fees...........................................          1,179             6,734          2,228          4,256
  Legal fees...........................................            243             1,779            787          1,551
  Transfer agent fees..................................         15,024            19,996         10,803         17,670
  Trustees' fees and expenses..........................            197               949            419            526
  Amortization of organization costs...................             --                --          2,200             --
  Printing expenses....................................            662             7,790          2,381          2,082
  Registration fees....................................            566             9,848          5,188          1,945
  Other expenses.......................................            564               739            667            120
                                                            ----------       -----------     ----------     ----------
    Total expenses before waivers......................        143,297         1,048,200        489,855        451,938
    Less: waivers......................................         (2,086)          (14,183)        (6,132)        (8,650)
                                                            ----------       -----------     ----------     ----------
    Net Expenses.......................................        141,211         1,034,017        483,723        443,288
                                                            ----------       -----------     ----------     ----------
NET INVESTMENT INCOME..................................        721,342         6,066,404      2,608,871      2,555,611
                                                            ----------       -----------     ----------     ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS:
  Net realized gains/(losses) on investments sold......         (2,861)          151,942         84,606        (51,863)
  Net change in unrealized appreciation/(depreciation)
    of investments.....................................        (79,816)         (902,594)      (269,337)      (217,623)
                                                            ----------       -----------     ----------     ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS:.........................................        (82,677)         (750,652)      (184,731)      (269,486)
                                                            ----------       -----------     ----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...     $  638,665       $ 5,315,752     $2,424,140     $2,286,125
                                                            ==========       ===========     ==========     ==========

                       See Notes to Financial Statements

                                    STATEMENTS OF OPERATIONS
                                    FOR THE SIX MONTHS ENDED JUNE 30, 1998
The Kent Funds                      (UNAUDITED)

                                                                                  MICHIGAN
                                                                                 MUNICIPAL       GOVERNMENT
                                                                MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                    FUND            FUND            FUND
                                                                ------------    ------------    ------------
INVESTMENT INCOME:
  Interest..................................................    $14,160,573      $5,503,729      $2,744,115
  Dividends.................................................        506,665         147,701         183,892
                                                                -----------      ----------      ----------
    Total Investment Income.................................     14,667,238       5,651,430       2,928,007
                                                                -----------      ----------      ----------
EXPENSES:
  Investment advisory fees..................................      1,039,288         623,452         211,788
  Administration fees.......................................        470,082         280,669          96,053
  Fund accounting fees......................................         40,809          25,363           8,787
  Custodian fees............................................          3,534             129           1,807
  Audit fees................................................          5,810           3,532           1,441
  Legal fees................................................          3,368           2,122             654
  Transfer agent fees.......................................         37,748          18,039          20,190
  Trustees' fees and expenses...............................          1,639           1,389             415
  Printing expenses.........................................         14,841           6,751             876
  Registration fees.........................................         15,300          20,180          18,995
  Other expenses............................................          4,966           1,826             947
                                                                -----------      ----------      ----------
    Total expenses before waivers...........................      1,637,385         983,452         361,953
    Less: waivers...........................................       (220,830)       (147,491)       (164,975)
                                                                -----------      ----------      ----------
    Net Expenses............................................      1,416,555         835,961         196,978
                                                                -----------      ----------      ----------
NET INVESTMENT INCOME.......................................     13,250,683       4,815,469       2,731,029
                                                                -----------      ----------      ----------
NET REALIZED GAINS/(LOSSES) ON INVESTMENTS:.................             --           1,873              --
                                                                -----------      ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $13,250,683      $4,817,342      $2,731,029
                                                                ===========      ==========      ==========

                       See Notes to Financial Statements.

The Kent Funds                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         GROWTH AND INCOME FUND            SMALL COMPANY GROWTH FUND
                                                     -------------------------------    --------------------------------
                                                     SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                      JUNE 30, 1998     DECEMBER 31,     JUNE 30, 1998     DECEMBER 31,
                                                       (UNAUDITED)          1997          (UNAUDITED)          1997
                                                     -------------------------------    --------------------------------
NET ASSETS AT BEGINNING OF PERIOD..................    $733,315,634     $515,920,253      $742,781,688     $ 558,516,596
                                                       ------------     ------------      ------------     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income............................       2,945,158       10,415,521           484,119         1,548,638
  Net realized gains (losses) on investments,
    foreign currency, and foreign currency
    contracts......................................      19,400,029      111,932,563        51,316,112        78,087,896
  Net realized gains (losses) on futures
    contracts......................................       1,449,280          (61,005)        1,843,230           524,810
  Net change in unrealized appreciation/
    depreciation of futures contracts..............         243,665          275,070           276,505           227,785
  Net change in unrealized appreciation/
    depreciation of investments, foreign currency,
    and foreign currency contracts.................      94,679,191       15,661,888       (20,315,685)       81,347,122
                                                       ------------     ------------      ------------     -------------
  Net increase in net assets resulting from
    operations.....................................     118,717,323      138,224,037        33,604,281       161,736,251
                                                       ------------     ------------      ------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
INSTITUTIONAL:
  Net investment income............................      (2,891,165)     (10,051,899)         (444,722)       (1,572,242)
  In excess of net investment income...............        (685,173)              --                --          (570,748)
  Net realized gains on investments................     (53,299,154)     (58,514,755)      (36,791,276)      (52,695,021)
                                                       ------------     ------------      ------------     -------------
    Total dividends and distributions --
      Institutional Shares.........................     (56,875,492)    (68,566,654)      (37,235,998)      (54,838,011)
                                                       ------------     ------------      ------------     -------------
INVESTMENT:
  Net investment income............................        (104,002)        (322,621)               --                --
  In excess of net investment income...............         (52,912)              --                --           (36,830)
  Net realized gains on investments................      (3,026,738)      (2,725,491)       (1,225,423)       (1,565,329)
  In excess of net realized gains..................         (34,095)              --                --                --
                                                       ------------     ------------      ------------     -------------
    Total dividends and distributions -- Investment
      Shares.......................................      (3,217,747)      (3,048,112)       (1,225,423)       (1,602,159)
                                                       ------------     ------------      ------------     -------------
    Total dividends and distributions to
      shareholders.................................     (60,093,239)     (71,614,766)      (38,461,421)      (56,440,170)
                                                       ------------     ------------      ------------     -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......................      83,677,799      269,087,243       117,500,991       216,183,011
  Reinvestment of distributions....................      28,454,307       33,077,724        19,428,888        28,070,255
  Cost of shares redeemed..........................    (104,257,986)    (151,378,857)      (74,247,674)     (165,284,255)
                                                       ------------     ------------      ------------     -------------
TOTAL NET INCREASE (DECREASE) FROM CAPITAL
  TRANSACTIONS.....................................       7,874,120      150,786,110        62,682,205        78,969,011
                                                       ------------     ------------      ------------     -------------
  Net increase (decrease) in net assets............      66,498,204      217,395,381        57,825,065       184,265,092
                                                       ------------     ------------      ------------     -------------
NET ASSETS AT END OF PERIOD........................    $799,813,838     $733,315,634      $800,606,753     $ 742,781,688
                                                       ============     ============      ============     =============

                       See Notes to Financial Statements

The Kent Funds                      STATEMENTS OF CHANGES IN NET ASSETS

                                                        INTERNATIONAL GROWTH FUND              INDEX EQUITY FUND
                                                     -------------------------------    --------------------------------
                                                     SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                      JUNE 30, 1998     DECEMBER 31,     JUNE 30, 1998     DECEMBER 31,
                                                       (UNAUDITED)          1997          (UNAUDITED)          1997
                                                     -------------------------------    --------------------------------
NET ASSETS AT BEGINNING OF PERIOD..................    $502,378,709     $396,597,865      $618,163,526     $ 253,362,463
                                                       ------------     ------------      ------------     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income............................       4,180,057        3,728,587         3,748,916         6,100,887
  Net realized gains (losses) on investments,
    foreign currency, and foreign currency
    contracts......................................      39,479,491        2,742,836           635,885         1,138,162
  Net realized gains (losses) on futures
    contracts......................................              --               --           569,878         1,370,043
  Net change in unrealized appreciation/
    depreciation of futures contracts..............              --               --           295,430           120,014
  Net change in unrealized appreciation/
    depreciation of investments, foreign currency,
    and foreign currency contracts.................      27,986,888        4,769,670       103,663,727        98,353,714
                                                       ------------     ------------      ------------     -------------
  Net increase in net assets resulting from
    operations.....................................      71,646,436       11,241,093       108,913,836       107,082,820
                                                       ------------     ------------      ------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income............................              --       (3,055,002)       (3,605,275)       (5,884,290)
  In excess of net investment income...............              --       (1,831,420)               --           (65,127)
  Net realized gains on investments................         (95,553)      (2,401,097)         (277,770)       (1,613,042)
  In excess of net realized gains..................              --         (341,685)               --          (585,460)
                                                       ------------     ------------      ------------     -------------
    Total dividends and distributions --
      Institutional Shares.........................         (95,553)      (7,629,204)       (3,883,045)       (8,147,919)
                                                       ------------     ------------      ------------     -------------
INVESTMENT:
  Net investment income............................              --          (35,702)         (135,943)         (215,864)
  In excess of net investment income...............              --          (59,234)           (7,854)           (9,227)
  Net realized gains on investments................          (1,983)         (47,965)          (14,200)          (88,824)
  In excess of net realized gains..................              --           (6,876)               --           (11,017)
                                                       ------------     ------------      ------------     -------------
    Total dividends and distributions -- Investment
      Shares.......................................          (1,983)        (149,777)         (157,997)         (324,932)
                                                       ------------     ------------      ------------     -------------
    Total dividends and distributions to
      shareholders.................................         (97,536)      (7,778,981)       (4,041,042)       (8,472,851)
                                                       ------------     ------------      ------------     -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......................      56,978,331      193,400,718        94,349,805       339,198,444
  Reinvestment of distributions....................          45,260        3,565,223         3,308,354         6,673,196
  Cost of shares redeemed..........................     (78,562,951)     (94,647,209)      (78,657,124)      (79,680,546)
                                                       ------------     ------------      ------------     -------------
TOTAL NET INCREASE (DECREASE) FROM CAPITAL
  TRANSACTIONS.....................................     (21,539,360)     102,318,732        19,001,035       266,191,094
                                                       ------------     ------------      ------------     -------------
  Net increase (decrease) in net assets............      50,009,540      105,780,844       123,873,829       364,801,063
                                                       ------------     ------------      ------------     -------------
NET ASSETS AT END OF PERIOD........................    $552,388,249     $502,378,709      $742,037,355     $ 618,163,526
                                                       ============     ============      ============     =============

                       See Notes to Financial Statements

The Kent Funds                      STATEMENTS OF CHANGES IN NET ASSETS

                                        SHORT TERM BOND FUND           INTERMEDIATE BOND FUND                INCOME FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                     SIX MONTHS         YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                        ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                     JUNE 30, 1998   DECEMBER 31,    JUNE 30, 1998   DECEMBER 31,    JUNE 30, 1998   DECEMBER 31,
                                     (UNAUDITED)        1997         (UNAUDITED)        1997         (UNAUDITED)        1997
                                     ----------------------------    ----------------------------    ----------------------------
NET ASSETS AT BEGINNING OF
  PERIOD..........................  $147,171,664    $237,096,910    $769,711,501    $776,722,838    $235,388,305    $242,781,715
                                    ------------    ------------    ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Net investment income...........     4,093,713      10,326,405      23,000,641      46,719,968       7,840,933      16,498,462
  Net realized gains (losses) on
    investments sold..............      (242,985)     (1,502,731)      3,214,146      (3,309,390)      2,373,749       3,441,169
  Net change in unrealized
    appreciation/depreciation of
    investments...................       101,666       1,638,919         261,946      15,305,110        (102,128)      5,214,704
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from operations.....     3,952,394      10,462,593      26,476,733      58,715,688      10,112,554      25,154,335
                                    ------------    ------------    ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income...........    (3,879,121)    (10,203,409)    (22,787,131)    (46,492,693)     (7,573,340)    (16,298,443)
  Net realized gains on
    investments...................            --              --              --              --        (279,136)     (4,496,656)
                                    ------------    ------------    ------------    ------------    ------------    ------------
    Total dividends and
      distributions --
      Institutional Shares........    (3,879,121)    (10,203,409)    (22,787,131)    (46,492,693)     (7,852,476)    (20,795,099)
                                    ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT:
  Net investment income...........      (186,088)       (230,620)       (231,320)       (400,310)       (221,112)       (236,638)
  In excess of net investment
    income........................       (19,414)             --          (3,682)             --         (13,608)             --
  Net realized gains on
    investments...................            --              --              --              --          (8,712)        (85,457)
                                    ------------    ------------    ------------    ------------    ------------    ------------
    Total dividends and
      distributions -- Investment
      Shares......................      (205,502)       (230,620)       (235,002)       (400,310)       (243,432)       (322,095)
                                    ------------    ------------    ------------    ------------    ------------    ------------
    Total dividends and
      distributions to
      shareholders................    (4,084,623)    (10,434,029)    (23,022,133)    (46,893,003)     (8,095,908)    (21,117,194)
                                    ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....    16,308,034      55,848,711     104,996,465     201,540,137      43,595,805      67,917,967
  Reinvestment of distributions...     2,479,978       6,828,762      11,974,584      25,204,467       1,881,294       4,339,793
  Cost of shares redeemed.........   (29,952,500)   (152,631,283)   (114,716,093)   (245,578,626)    (24,052,271)    (83,688,311)
                                    ------------    ------------    ------------    ------------    ------------    ------------
TOTAL NET INCREASE (DECREASE) FROM
  CAPITAL TRANSACTIONS............   (11,164,488)    (89,953,810)      2,254,956     (18,834,022)     21,424,828     (11,430,551)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in net
    assets........................   (11,296,717)    (89,925,246)      5,709,556      (7,011,337)     23,441,474      (7,393,410)
                                    ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS AT END OF PERIOD.......  $135,874,947    $147,171,664    $775,421,057    $769,711,501    $258,829,779    $235,388,305
                                    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

The Kent Funds
                                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                    LIMITED TERM                     INTERMEDIATE
                                                                   TAX-FREE FUND                    TAX-FREE FUND
                                                            ----------------------------     ----------------------------
                                                             SIX MONTHS         YEAR          SIX MONTHS         YEAR
                                                                ENDED          ENDED             ENDED          ENDED
                                                            JUNE 30, 1998   DECEMBER 31,     JUNE 30, 1998   DECEMBER 31,
                                                             (UNAUDITED)        1997          (UNAUDITED)        1997
                                                            ----------------------------     ----------------------------
NET ASSETS AT BEGINNING OF PERIOD.........................   $36,497,570    $41,577,319      $279,175,752    $289,042,905
                                                             -----------    -----------      ------------    ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income...................................       721,342      1,439,072         6,066,404      12,269,050
  Net realized gains (losses) on investments sold.........        (2,861)       159,864           151,942         691,582
  Net change in unrealized appreciation/depreciation of
    investments...........................................       (79,816)       136,663          (902,594)      6,286,893
                                                             -----------    -----------      ------------    ------------
  Net increase in net assets resulting from operations....       638,665      1,735,599         5,315,752      19,247,525
                                                             -----------    -----------      ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income...................................      (713,447)    (1,432,406)       (5,961,138)    (12,149,068)
  Net realized gains on investments.......................            --       (170,851)               --         (86,552)
  In excess of net realized gains.........................            --             --                --         (17,244)
                                                             -----------    -----------      ------------    ------------
    Total dividends and distributions -- Institutional
      Shares..............................................      (713,447)    (1,603,257)       (5,961,138)    (12,252,864)
                                                             -----------    -----------      ------------    ------------

INVESTMENT:
  Net investment income...................................        (7,440)       (11,595)          (74,278)       (135,115)
  Net realized gains on investments.......................            --         (2,045)               --            (863)
  In excess of net realized gains.........................            --             --                --            (441)
                                                             -----------    -----------      ------------    ------------
    Total dividends and distributions -- Investment
      Shares..............................................        (7,440)       (13,640)          (74,278)       (136,419)
                                                             -----------    -----------      ------------    ------------
    Total dividends and distributions to shareholders.....      (720,887)    (1,616,897)       (6,035,416)    (12,389,283)
                                                             -----------    -----------      ------------    ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued.............................     6,372,230      9,736,272        27,474,194      44,265,909
  Reinvestment of distributions...........................        11,843         27,364           132,804         207,641
  Cost of shares redeemed.................................    (5,301,846)   (14,962,087)      (17,313,215)    (61,198,945)
                                                             -----------    -----------      ------------    ------------

TOTAL NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS...     1,082,227     (5,198,451)       10,293,783     (16,725,395)
                                                             -----------    -----------      ------------    ------------
  Net increase (decrease) in net assets...................     1,000,005     (5,079,749)        9,574,119      (9,867,153)
                                                             -----------    -----------      ------------    ------------

NET ASSETS AT END OF PERIOD...............................   $37,497,575    $36,497,570      $288,749,871    $279,175,752
                                                             ===========    ===========      ============    ============

                       See Notes to Financial Statements

The Kent Funds
                                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                     TAX-FREE                     MICHIGAN MUNICIPAL
                                                                   INCOME FUND                        BOND FUND
                                                           ----------------------------     ------------------------------
                                                            SIX MONTHS         YEAR          SIX MONTHS          YEAR
                                                               ENDED          ENDED             ENDED           ENDED
                                                           JUNE 30, 1998   DECEMBER 31,     JUNE 30, 1998    DECEMBER 31,
                                                            (UNAUDITED)        1997          (UNAUDITED)         1997
                                                           ----------------------------     ------------------------------
NET ASSETS AT BEGINNING OF PERIOD........................  $118,364,159   $110,883,746      $116,148,299     $155,044,170
                                                           ------------   ------------      ------------     ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income..................................     2,608,871      5,050,397         2,555,611        5,042,224
  Net realized gains (losses) on investments sold........        84,606        376,069           (51,863)          49,676
  Net change in unrealized appreciation/depreciation of
    investments..........................................      (269,337)     4,279,292          (217,623)       1,602,539
                                                           ------------    ------------     ------------     ------------
  Net increase in net assets resulting from operations...     2,424,140      9,705,758         2,286,125        6,694,439
                                                           ------------    ------------     ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income..................................    (2,561,573)    (5,016,230)       (2,495,223)      (4,914,390)
  In excess of net investment income.....................            --           (610)               --               --
  Net realized gains on investments......................       (92,723)      (330,223)               --               --
                                                           ------------    ------------     ------------     ------------
    Total dividends and distributions -- Institutional
      Shares.............................................    (2,654,296)    (5,347,063)       (2,495,223)      (4,914,390)
                                                           ------------    ------------     ------------     ------------

INVESTMENT:
  Net investment income..................................       (36,519)       (42,572)          (84,147)        (121,577)
  In excess of net investment income.....................        (1,304)          (929)           (5,391)              --
  Net realized gains on investments......................          (523)        (4,346)               --               --
  In excess of net realized gains........................          (926)            --                --               --
                                                           ------------    ------------     ------------     ------------
    Total dividends and distributions -- Investment
      Shares.............................................       (39,272)       (47,847)          (89,538)        (121,577)
                                                           ------------    ------------     ------------     ------------
    Total dividends and distributions to shareholders....    (2,693,568)    (5,394,910)       (2,584,761)      (5,035,967)
                                                           ------------    ------------     ------------     ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued............................    16,873,469     33,039,586        25,035,408       35,519,586
  Reinvestment of distributions..........................        82,613        116,653            87,944          131,586
  Cost of shares redeemed................................    (7,737,700)   (29,986,674)      (14,923,381)     (76,205,515)
                                                           ------------    ------------     ------------     ------------

TOTAL NET INCREASE (DECREASE) FROM CAPITAL
  TRANSACTIONS...........................................     9,218,382      3,169,565        10,199,971      (40,554,343)
                                                           ------------    ------------     ------------     ------------
  Net increase (decrease) in net assets..................     8,948,954      7,480,413         9,901,335      (38,895,871)
                                                           ------------    ------------     ------------     ------------

NET ASSETS AT END OF PERIOD..............................  $127,313,113   $118,364,159      $126,049,634     $116,148,299
                                                           ============   ============      ============     ============

                       See Notes to Financial Statements

The Kent Funds
                                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MICHIGAN MUNICIPAL                  GOVERNMENT
                                         MONEY MARKET FUND                MONEY MARKET FUND               MONEY MARKET FUND
                                  -------------------------------   -----------------------------   -----------------------------
                                   SIX MONTHS          YEAR          SIX MONTHS         YEAR         SIX MONTHS        PERIOD
                                      ENDED            ENDED            ENDED           ENDED           ENDED           ENDED
                                  JUNE 30, 1998    DECEMBER 31,     JUNE 30, 1998   DECEMBER 31,    JUNE 30, 1998   DECEMBER 31,
                                   (UNAUDITED)         1997          (UNAUDITED)        1997         (UNAUDITED)       1997(1)
                                    -----------------------------     ---------------------------     ---------------------------
NET ASSETS AT BEGINNING OF
  PERIOD........................  $ 475,557,215   $   484,722,709   $ 211,971,193   $ 156,205,940   $  94,626,461   $          --
                                  -------------   ---------------   -------------   -------------   -------------   -------------

INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Net investment income.........     13,250,683        26,741,343       4,815,469       6,381,928       2,731,029       2,952,675
  Net realized gains (losses) on
    investments.................             --            (1,165)          1,873         (12,469)             --               4
                                  -------------   ---------------   -------------   -------------   -------------   -------------
  Net increase in net assets
    resulting from operations...     13,250,683        26,740,178       4,817,342       6,369,459       2,731,029       2,952,679
                                  -------------   ---------------   -------------   -------------   -------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income.........    (13,184,778)      (26,699,476)     (4,809,401)     (6,369,567)     (2,730,688)     (2,952,603)
                                  -------------   ---------------   -------------   -------------   -------------   -------------
    Total dividends and
      distributions --
      Institutional Shares......    (13,184,778)      (26,699,476)     (4,809,401)     (6,369,567)     (2,730,688)     (2,952,603)
                                  -------------   ---------------   -------------   -------------   -------------   -------------

INVESTMENT:
  Net investment income.........        (65,905)          (41,867)         (6,068)        (12,361)           (341)            (72)
                                  -------------   ---------------   -------------   -------------   -------------   -------------
    Total dividends and
      distributions --
      Investment Shares.........        (65,905)          (41,867)         (6,068)        (12,361)           (341)            (72)
                                  -------------   ---------------   -------------   -------------   -------------   -------------
    Total dividends and
      distributions to
      shareholders..............    (13,250,683)      (26,741,343)     (4,815,469)     (6,381,928)     (2,731,029)     (2,952,675)
                                  -------------   ---------------   -------------   -------------   -------------   -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued...    606,531,858     1,153,447,515     345,849,071     279,204,632     202,383,919     328,636,541
  Reinvestment of
    distributions...............      1,011,593         1,731,961         144,791         205,995       2,624,219       2,413,648
  Cost of shares redeemed.......   (567,379,483)   (1,164,343,805)   (261,607,565)   (223,632,905)   (200,841,839)   (236,423,732)
                                  -------------   ---------------   -------------   -------------   -------------   -------------
TOTAL NET INCREASE (DECREASE)
  FROM CAPITAL TRANSACTIONS.....     40,163,968        (9,164,329)     84,386,297      55,777,722       4,166,299      94,626,457
                                  -------------   ---------------   -------------   -------------   -------------   -------------
  Net increase in net assets....     40,163,968        (9,165,494)     84,388,170      55,765,253       4,166,299      94,626,461
                                  -------------   ---------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD.....  $ 515,721,183   $   475,557,215   $ 296,359,363   $ 211,971,193   $  98,792,760   $  94,626,461
                                  =============   ===============   =============   =============   =============   =============

---------------

(1) For the period from June 2, 1997 (commencement of operations) through December 31, 1997.

                       See Notes to Financial Statements.

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

  The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Index Equity Fund, The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund, The Kent Income Fund, The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund, The Kent Michigan Municipal Bond Fund, The Kent Money Market Fund, The Kent Michigan Municipal Money Market Fund and The Kent Government Money Market Fund (individually, a "Fund" and collectively, the "Funds").

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Funds with each other share of that series.

  The Trust may issue more than one series of shares investing in portfolios of securities. The Trust currently issues fourteen series of shares with two separate classes in each series: Investment Shares and Institutional Shares. Each share in each series or class has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular series or class, in which case only shares of the affected series or class are entitled to vote. Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under the Distribution Plan, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares.

  The investment objectives of the Funds are as follows:

  Growth and Income Fund -- To seek long-term capital growth with current income as a secondary goal.

  Small Company Growth Fund -- To seek long-term capital appreciation by investing in equity securities of small companies.

  International Growth Fund -- To seek long-term growth of capital and additional diversification for U.S. investors by investing in a varied portfolio of foreign equity securities.

  Index Equity Fund -- To seek investment results which mirror the capital performance and dividend income of the Standard & Poor's 500 Composite Stock Price Index.

  Short Term Bond Fund -- To seek current income by investing primarily in a limited range of investment quality fixed income securities.

  Intermediate Bond Fund -- To seek current income by investing primarily in a broad range of investment quality debt securities.

  Income Fund -- To seek a high level of current income by investing in a broad range of investment quality debt securities.

  Limited Term Tax-Free Fund -- To seek current income, exempt from federal income tax, while preserving capital.

  Intermediate Tax-Free Fund -- To seek current income, exempt from federal income tax, while preserving capital.

  Tax-Free Income Fund -- To seek to provide as high a level of current income exempt from federal income tax as is consistent with prudent investing, while preserving capital.

  Michigan Municipal Bond Fund -- To seek current income, exempt from federal and State of Michigan personal income taxes, while preserving capital.

  Money Market Fund -- To seek current income from short-term securities while preserving capital and maintaining liquidity.

  Michigan Municipal Money Market Fund -- To seek current income from short-term securities that is exempt from federal and State of Michigan personal income taxes, while preserving capital and maintaining liquidity.

  Government Money Market Fund -- To seek current income from short-term United States Government

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

securities while preserving capital and maintaining liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

PORTFOLIO VALUATION: Securities in the Money Market Fund, Government Money Market Fund and Michigan Municipal Money Market Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security initially at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

  In the Limited Term Tax-Free Fund, Intermediate Tax-Free Fund, Tax-Free Income Fund, Michigan Municipal Bond Fund, Short Term Bond Fund, Intermediate Bond Fund, and Income Fund, corporate debt securities, municipal securities and debt securities of the U.S. government and its agencies (other than short-term investments maturing in 60 days or less) are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value and approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

  The Growth and Income Fund, Small Company Growth Fund, International Growth Fund and the Index Equity Fund value listed securities at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the last bid price. Unlisted securities are valued at the mean of the current bid and asked prices in the principal market where such securities trade. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value and approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

REPURCHASE AGREEMENTS: The Trust's custodian and other banks acting in a sub-custodian capacity, take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of the default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION: Investments and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Realized gains and losses on foreign investments and foreign income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

  Foreign currency-denominated receivables and payables are "marked-to-market' using the current exchange rate. The fluctuation between the original exchange rate and the current exchange rate is recorded as unrealized currency gain or loss. Upon receipt of payment, a Fund realizes a gain or loss on foreign currency amounting to the difference between the original value and the ending value of the receivable or payable.

FUTURES CONTRACTS: The Growth and Income Fund, Small Company Growth Fund, International Growth Fund, Index Equity Fund, Limited Term Tax-Free Fund, Intermediate Tax-Free Fund, Tax-Free Income Fund and Michigan Municipal Bond Fund may invest in futures contracts. This investment involves, to varying degrees,

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular classes of instruments. Risks include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates. Risks may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform under the terms of the contract.

  Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received daily by the Fund based on the change in the market value of the position are recorded as an unrealized gain or loss until the contract is closed out at which time the gain or loss is recognized.

  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

  To the extent that the Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the market value of the index or group of securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount ("initial margin") equal to a certain percentage of the contract value with a broker. Subsequent payments ("variation margin") equal to changes in the daily settlement price or last sale on the exchanges where they trade are paid or received each day and are recorded as a gain or loss on futures contracts.

  The average market value of futures contracts held during the six-months ended June 30, 1998 was as follows:

                                          AVERAGE
                 FUND                   MARKET VALUE
                 ----                   ------------
Growth and Income Fund................  $15,157,100
Small Company Growth Fund.............   10,764,439
Index Equity Fund.....................    7,882,254

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The International Growth Fund may enter into forward foreign currency exchange contracts. The purpose of these contracts is to hedge against fluctuation in the value of the underlying currency of certain portfolio investments. A forward foreign currency exchange contract is an agreement to purchase or sell a specified currency at a specified price on a future date. Risks associated with the contract include changes in the value of the foreign currency relative to the U.S. dollar and/or the counterparty's potential inability to perform under the contract.

  The forward foreign currency exchange contracts are valued daily using the current exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Realized gains or losses are recognized when entering a closing or offsetting forward foreign currency exchange contract with the same settlement date and broker.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  The International Growth Fund, upon the purchase or sale of a security denominated in a foreign currency, may enter into foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction to hedge the Fund against currency fluctuations during the settlement period. In such cases, the Fund has not realized currency gains or losses between the trade and settlement dates on these security transactions.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Funds declare and distribute dividends from net investment income monthly, with the exception of the International Growth Fund which declares and pays dividends annually. Net investment income for this purpose consists of interest accrued, discount earned (including both original issue and market discount), dividends earned less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

  The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

and capital gains recognized in accordance with generally accepted accounting principles.
FEDERAL INCOME TAXES: For federal income tax purposes, each Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.
  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  At December 31, 1997, the following Funds had the following capital loss carryforwards which will expire in the years indicated:

             FUND                  AMOUNT       YEAR
             ----                -----------    ----
Short Term Bond Fund...........  $   656,100    2001
                                   3,015,994    2002
                                     467,881    2003
                                     438,260    2004
                                   1,927,928    2005
                                 -----------
                                 $ 6,506,163
                                 ===========

             FUND                  AMOUNT       YEAR
             ----                -----------    ----
Intermediate Bond Fund.........  $ 6,353,600    2004
                                   4,043,228    2005
                                 -----------
                                 $10,396,828
                                 ===========
Michigan Municipal Bond Fund...  $    68,930    2003
Money Market Fund..............  $       433    1999
                                         224    2002
                                         194    2003
                                          27    2004
                                         432    2005
                                 -----------
                                 $     1,310
                                 ===========
Michigan Municipal Money Market
  Fund.........................  $    12,469    2005

EXPENSES: Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

ORGANIZATIONAL COSTS: The Tax-Free Income Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying their initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the respective Fund's commencement of operations. In the event that any of the initial shares purchased by the Fund's sponsors are redeemed during such period by any holder thereof, the Fund will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. The other Funds bore all costs in connection with their organization. All such costs were fully amortized as of June 30, 1998.

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

3.  RELATED PARTY TRANSACTIONS

  The Funds are advised by Lyon Street Asset Management Company ("Lyon Street" or the "Investment Adviser"), a wholly-owned subsidiary of Old Kent Bank ("Old Kent"). Effective as of March 2, 1998, Lyon Street assumed the investment advisory responsibilities for each of the Funds from the Investment Management Group of Old Kent. This change did not involve a change in control or management of the investment adviser or a change in the Funds' portfolio managers. The Investment Adviser is entitled to receive a fee, computed daily and paid monthly, based on each Fund's average daily net assets at the following annual rates:

Growth and Income Fund......................  0.70%
Small Company Growth Fund...................  0.70%
International Growth Fund...................  0.75%
Index Equity Fund...........................  0.30%
Short Term Bond Fund........................  0.50%
Intermediate Bond Fund......................  0.55%
Income Fund.................................  0.60%
Limited Term Tax-Free Fund..................  0.45%
Intermediate Tax-Free Fund..................  0.50%
Tax-Free Income Fund........................  0.55%
Michigan Municipal Bond Fund................  0.45%
Money Market Fund...........................  0.40%
Government Money Market Fund................  0.40%
Michigan Municipal Money Market Fund........  0.40%

  The Index Equity Fund and Government Money Market Fund had investment advisory fees waived by Lyon Street equal to $169,948 and $105,893, respectively.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") serves the Funds as Administrator and Distributor. BISYS Fund Services, Inc. serves the Funds as Fund Accountant and Transfer Agent. BISYS and BISYS Fund Services, Inc. are both wholly owned subsidiaries of The BISYS Group, Inc. The Administrator is entitled to receive a fee computed daily and paid monthly, at the annual rate of 0.185% of the average daily net assets of the Trust up to $5 billion; 0.165% of the average daily net assets of the Trust in excess of $5 billion up to $7.5 billion; and 0.135% of the average daily net assets of the Trust in excess of $7.5 billion. Fund Accounting fees are computed daily and paid monthly at the annual rate of 0.015% of the average daily net assets of the Trust.

  Gross administration fees and fees waived for the six months ended June 30, 1998 were as follows for the Funds indicated:

FUNDS                        GROSS FEES    FEES WAIVED
-----                        ----------    -----------
Growth and Income Fund.....   $696,608      $     --
Small Company Growth
  Fund.....................    702,563            --
International Growth
  Fund.....................    485,481            --
Index Equity Fund..........    614,693       203,845
Short Term Bond Fund.......    127,297            --
Intermediate Bond Fund.....    711,426            --
Income Fund................    220,524            --
Limited Term Tax-Free
  Fund.....................     33,945            --
Intermediate Tax-Free
  Fund.....................    256,634            --
Tax-Free Income Fund.......    110,955            --
Michigan Municipal Bond
  Fund.....................    115,113            --
Money Market Fund..........    470,082       181,854
Michigan Municipal Money
  Market Fund..............    280,669       124,111
Government Money Market
  Fund.....................     96,053        51,140

  Beginning June 1, 1997, Old Kent provided certain administrative services to the Trust pursuant to a Sub-Administration Agreement between Old Kent and BISYS. BISYS agreed to pay Old Kent a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees paid to Old Kent by BISYS for such administrative services come out of BISYS' administration fee and are not an additional charge to the Funds.

  Sub-administration fees for each Fund for the six months ended June 30,1998 are as follows:

            FUNDS               SUB-ADMINISTRATION FEES
            -----               -----------------------
Growth and Income Fund........         $188,950
Small Company Growth Fund.....          190,662
International Growth Fund.....          131,901
Index Equity Fund.............          166,552
Short Term Bond Fund..........           27,716
Intermediate Bond Fund........          154,689
Income Fund...................           47,855
Limited Term Tax-Free Fund....            7,379
Intermediate Tax-Free Fund....           55,765
Tax-Free Income Fund..........           24,092

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

            FUNDS               SUB-ADMINISTRATION FEES
            -----               -----------------------
Michigan Municipal Bond Fund..           25,010
Money Market Fund.............          102,113
Michigan Municipal Money
  Market Fund.................           45,902
Government Money Market
  Fund........................           26,056

  Fund Accounting Fees and fees waived for each Fund for the six months ended June 30, 1998 are as follows:

FUNDS                        GROSS FEES    FEES WAIVED
-----                        ----------    -----------
Growth and Income Fund.....   $57,732        $38,486
Small Company Growth
  Fund.....................    58,224         38,814
International Growth
  Fund.....................    40,274         26,848
Index Equity Fund..........    50,984         50,984
Short Term Bond Fund.......    10,551          7,034
Intermediate Bond Fund.....    58,975         39,315
Income Fund................    18,285         12,189
Limited Term Tax-Free
  Fund.....................     2,814          1,876
Intermediate Tax-Free
  Fund.....................    21,276         14,183
Tax-Free Income Fund.......     9,199          6,132
Michigan Municipal Bond
  Fund.....................     9,543          6,362
Money Market Fund..........    38,976         38,976
Michigan Municipal Money
  Market Fund..............    23,380         23,380
Government Money Market
  Fund.....................     7,942          7,942

  Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

  The Trust has adopted a distribution plan (the "Plan") on behalf of the Investment Shares of the Funds pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payments to the Distributor of up to 0.25% of the average daily net assets of the Investment Shares of the Funds. Although the Money Market Fund, the Michigan Municipal Money Market Fund, and the Government Money Market Fund are authorized to pay 12b-1 fees of up to 0.25% in connection with the sale of Investment Shares, none currently intends to pay such fees.

  Gross distribution fees and fees waived for each of Fund for the six months ended June 30, 1998 are as follows:

FUNDS                        GROSS FEES    FEES WAIVED
-----                        ----------    -----------
Growth and Income Fund.....   $52,068        $   --
Small Company Growth
  Fund.....................    31,228            --
International Growth
  Fund.....................    13,511            --
Index Equity Fund..........    40,957            --
Short Term Bond Fund.......     9,024         3,609
Intermediate Bond Fund.....    10,262            --
Income Fund................     9,327            --
Limited Term Tax-Free
  Fund.....................       525           210
Intermediate Tax-Free
  Fund.....................     4,645            --
Tax-Free Income Fund.......     2,333            --
Michigan Municipal Bond
  Fund.....................     5,720         2,288
Money Market Fund..........        --            --
Michigan Municipal Money
  Market Fund..............        --            --
Government Money Market
  Fund.....................        --            --

  Expenses for the Trust include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm serves as Assistant Secretary of the Trust.

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Portfolios are summarized below:

                                                     GROWTH AND INCOME FUND                SMALL COMPANY GROWTH FUND
                                               ----------------------------------      ----------------------------------
                                               SIX MONTHS ENDED      YEAR ENDED        SIX MONTHS ENDED      YEAR ENDED
                                                 JUNE 30, 1998      DECEMBER 31,         JUNE 30, 1998      DECEMBER 31,
                                                  (UNAUDITED)           1997              (UNAUDITED)           1997
                                               -----------------    -------------      -----------------    -------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued..............................    $ 74,213,556       $ 249,081,909        $112,376,511       $ 208,702,084
  Reinvestment of distributions..............      25,311,874          30,110,268          18,225,651          26,503,462
  Shares redeemed............................     (99,766,393)       (147,058,160)        (71,502,921)       (161,953,808)
                                                 ------------       -------------        ------------       -------------
    Net increase (decrease) from
      Institutional shares transactions......    $   (240,963)      $ 132,134,017        $ 59,099,241       $  73,251,738
                                                 ------------       -------------        ------------       -------------
INVESTMENT:
  Shares issued..............................    $  9,464,243       $  20,005,334        $  5,124,481       $   7,480,927
  Reinvestment of distributions..............       3,142,433           2,967,456           1,203,237           1,566,793
  Shares redeemed............................      (4,491,593)         (4,320,697)         (2,744,754)         (3,330,447)
                                                 ------------       -------------        ------------       -------------
    Net increase (decrease) from Investment
      shares transactions....................    $  8,115,083       $  18,652,093        $  3,582,964       $   5,717,273
                                                 ------------       -------------        ------------       -------------
    Total net increase (decrease) from shares
      transactions...........................    $  7,874,120       $ 150,786,110        $ 62,682,205       $  78,969,011
                                                 ============       =============        ============       =============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued..............................       4,546,510          16,279,124           6,070,971          11,956,401
  Reinvestment of distributions..............       1,563,327           1,971,493             957,845           1,547,774
  Shares redeemed............................      (6,086,340)         (9,401,038)         (3,801,230)         (9,131,520)
                                                 ------------       -------------        ------------       -------------
    Net increase (decrease) from
      Institutional shares transactions......          23,497           8,849,579           3,227,586           4,372,655
                                                 ------------       -------------        ------------       -------------
INVESTMENT:
  Shares issued..............................         585,779           1,283,992             273,920             419,135
  Reinvestment of distributions..............         195,654             195,172              63,462              91,169
  Shares redeemed............................        (276,347)           (280,261)           (146,262)           (191,859)
                                                 ------------       -------------        ------------       -------------
    Net increase (decrease) from Investment
      shares transactions....................         505,086           1,198,903             191,120             318,445
                                                 ------------       -------------        ------------       -------------
    Total net increase (decrease) from shares
      transactions...........................         528,583          10,048,482           3,418,706           4,691,100
                                                 ============       =============        ============       =============

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                       INTERNATIONAL GROWTH FUND               INDEX EQUITY FUND
                                                    --------------------------------    --------------------------------
                                                    SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                     JUNE 30, 1998      DECEMBER 31,     JUNE 30, 1998      DECEMBER 31,
                                                      (UNAUDITED)           1997          (UNAUDITED)           1997
                                                    ----------------    ------------    ----------------    ------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued...................................    $ 53,043,793      $189,937,844      $ 88,620,020      $323,258,744
  Reinvestment of distributions...................          43,310        3,418,753          3,154,022         6,357,380
  Shares redeemed.................................     (75,622,614)     (92,021,615)       (76,028,296)      (77,077,375)
                                                      ------------      ------------      ------------      ------------
    Net increase (decrease) from Institutional
      shares transactions.........................    $(22,535,511)     $101,334,982      $ 15,745,746      $252,538,749
                                                      ------------      ------------      ------------      ------------
INVESTMENT:
  Shares issued...................................    $  3,934,537      $ 3,462,874       $  5,729,786      $ 15,939,700
  Reinvestment of distributions...................           1,951          146,470            154,332           315,816
  Shares redeemed.................................      (2,940,336)      (2,625,594)        (2,628,829)       (2,603,171)
                                                      ------------      ------------      ------------      ------------
    Net increase (decrease) from Investment shares
      transactions................................    $    996,152      $   983,750       $  3,255,289      $ 13,652,345
                                                      ------------      ------------      ------------      ------------
    Total net increase (decrease) from shares
      transactions................................    $(21,539,359)     $102,318,732      $ 19,001,035      $266,191,094
                                                      ============      ============      ============      ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued...................................       3,261,560       12,562,555          4,302,815        18,391,993
  Reinvestment of distributions...................           2,527          230,973            149,083           353,825
  Shares redeemed.................................      (4,620,989)      (5,990,183)        (3,721,984)       (4,462,155)
                                                      ------------      ------------      ------------      ------------
    Net increase (decrease) from Institutional
      shares transactions.........................      (1,356,902)       6,803,345            729,914        14,283,663
                                                      ------------      ------------      ------------      ------------
INVESTMENT:
  Shares issued...................................         239,973          227,807            278,345           915,280
  Reinvestment of distributions...................             115            9,962              7,288            17,611
  Shares redeemed.................................        (180,002)        (175,388)          (125,609)         (149,114)
                                                      ------------      ------------      ------------      ------------
    Net increase (decrease) from Investment shares
      transactions................................          60,086           62,381            160,024           783,777
                                                      ------------      ------------      ------------      ------------
    Total net increase (decrease) from shares
      transactions................................      (1,296,816)       6,865,726            889,938        15,067,440
                                                      ============      ============      ============      ============

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                  SHORT TERM                         INTERMEDIATE
                                                   BOND FUND                          BOND FUND                 INCOME FUND
                                       ---------------------------------   --------------------------------   ----------------
                                       SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED
                                         JUNE 30, 1998     DECEMBER 31,     JUNE 30, 1998     DECEMBER 31,     JUNE 30, 1998
                                          (UNAUDITED)          1997          (UNAUDITED)          1997          (UNAUDITED)
                                       -----------------   -------------   ----------------   -------------   ----------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued......................    $ 15,429,132      $  48,001,662    $ 100,788,121     $ 199,760,848     $ 39,138,174
  Reinvestment of distributions......       2,278,463          6,604,162       11,764,434        24,873,643        1,649,425
  Shares redeemed....................     (28,098,105)      (150,317,030)    (113,314,910)     (243,018,554)     (22,982,323)
                                         ------------      -------------    -------------     -------------     ------------
    Net increase (decrease) from
      Institutional shares
      transactions...................    $(10,390,510)     $ (95,711,206)   $    (762,355)    $ (18,384,063)    $ 17,805,276
                                         ------------      -------------    -------------     -------------     ------------
INVESTMENT:
  Shares issued......................    $    878,903      $   7,847,049    $   4,208,343     $   1,779,289     $  4,457,631
  Reinvestment of distributions......         201,515            224,600          210,150           330,824          231,869
  Shares redeemed....................      (1,854,396)        (2,314,253)      (1,401,182)       (2,560,072)      (1,069,948)
                                         ------------      -------------    -------------     -------------     ------------
    Net increase (decrease) from
      Investment shares
      transactions...................    $   (773,978)     $   5,757,396    $   3,017,311     $    (449,959)    $  3,619,552
                                         ------------      -------------    -------------     -------------     ------------
    Total net increase (decrease)
      from shares transactions.......    $(11,164,488)     $ (89,953,810)   $   2,254,956     $ (18,834,022)    $ 21,424,828
                                         ============      =============    =============     =============     ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued......................       1,579,207          4,932,559       10,127,341        20,424,141        3,775,897
  Reinvestment of distributions......         234,165            681,245        1,187,148         2,553,873          160,208
  Shares redeemed....................      (2,874,459)       (15,426,349)     (11,382,133)      (24,790,453)      (2,217,308)
                                         ------------      -------------    -------------     -------------     ------------
    Net increase (decrease) from
      Institutional shares
      transactions...................      (1,061,087)        (9,812,545)         (67,644)       (1,812,439)       1,718,797
                                         ------------      -------------    -------------     -------------     ------------
INVESTMENT:
  Shares issued......................          89,796            806,758          421,709           180,929          430,540
  Reinvestment of distributions......          20,731             23,130           21,156            33,899           22,551
  Shares redeemed....................        (190,071)          (237,636)        (140,347)         (261,548)        (103,388)
                                         ------------      -------------    -------------     -------------     ------------
    Net increase (decrease) from
      Investment shares
      transactions...................         (79,544)           592,252          302,518           (46,720)         349,703
                                         ------------      -------------    -------------     -------------     ------------
    Total net increase (decrease)
      from shares transactions.......      (1,140,631)        (9,220,293)         234,874        (1,859,159)       2,068,500
                                         ============      =============    =============     =============     ============


                                       INCOME FUND
                                       ------------
                                        YEAR ENDED
                                       DECEMBER 31,
                                           1997
                                       ------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued......................  $ 64,474,285
  Reinvestment of distributions......     4,044,114
  Shares redeemed....................   (82,779,834)
                                       ------------
    Net increase (decrease) from
      Institutional shares
      transactions...................  $(14,261,435)
                                       ------------
INVESTMENT:
  Shares issued......................  $  3,443,682
  Reinvestment of distributions......       295,679
  Shares redeemed....................      (908,477)
                                       ------------
    Net increase (decrease) from
      Investment shares
      transactions...................  $  2,830,884
                                       ------------
    Total net increase (decrease)
      from shares transactions.......  $(11,430,551)
                                       ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued......................     6,376,298
  Reinvestment of distributions......       400,874
  Shares redeemed....................    (8,087,197)
                                       ------------
    Net increase (decrease) from
      Institutional shares
      transactions...................    (1,310,025)
                                       ------------
INVESTMENT:
  Shares issued......................       338,211
  Reinvestment of distributions......        29,196
  Shares redeemed....................       (89,859)
                                       ------------
    Net increase (decrease) from
      Investment shares
      transactions...................       277,548
                                       ------------
    Total net increase (decrease)
      from shares transactions.......    (1,032,477)
                                       ============

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                              LIMITED TERM                        INTERMEDIATE
                                                             TAX-FREE FUND                       TAX-FREE FUND
                                                    --------------------------------    --------------------------------
                                                    SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                     JUNE 30, 1998      DECEMBER 31,     JUNE 30, 1998      DECEMBER 31,
                                                      (UNAUDITED)           1997          (UNAUDITED)           1997
                                                    ----------------    ------------    ----------------    ------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued...................................    $ 6,308,730       $ 9,059,260       $ 26,535,651      $ 43,176,593
  Reinvestment of distributions...................          4,403            13,903             81,819           124,001
  Shares redeemed.................................     (5,049,801)      (14,638,082)       (16,571,106)      (60,115,232)
                                                      -----------       ------------      ------------      ------------
    Net increase (decrease) from Institutional
      shares transactions.........................    $ 1,263,332       $(5,564,919)      $ 10,046,364      $(16,814,638)
                                                      -----------       ------------      ------------      ------------
INVESTMENT:
  Shares issued...................................    $    63,500       $   677,012       $    938,543      $  1,089,316
  Reinvestment of distributions...................          7,440            13,461             50,985            83,640
  Shares redeemed.................................       (252,045)         (324,005)          (742,109)       (1,083,713)
                                                      -----------       ------------      ------------      ------------
    Net increase (decrease) from Investment shares
      transactions................................    $  (181,105)      $   366,468       $    247,419      $     89,243
                                                      -----------       ------------      ------------      ------------
    Total net increase (decrease) from shares
      transactions................................    $ 1,082,227       $(5,198,451)      $ 10,293,783      $(16,725,395)
                                                      ===========       ============      ============      ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued...................................        617,952           888,774          2,481,303         4,110,419
  Reinvestment of distributions...................            433             1,369              7,685            11,820
  Shares redeemed.................................       (495,055)       (1,435,754)        (1,551,627)       (5,717,526)
                                                      -----------       ------------      ------------      ------------
    Net increase (decrease) from Institutional
      shares transactions.........................        123,330          (545,611)           937,361        (1,595,287)
                                                      -----------       ------------      ------------      ------------
INVESTMENT:
  Shares issued...................................          6,213            66,418             87,785           103,878
  Reinvestment of distributions...................            728             1,317              4,788             7,978
  Shares redeemed.................................        (24,682)          (31,731)           (69,781)         (104,039)
                                                      -----------       ------------      ------------      ------------
    Net increase (decrease) from Investment shares
      transactions................................        (17,741)           36,004             22,792             7,817
                                                      -----------       ------------      ------------      ------------
    Total net increase (decrease) from share
      transactions................................        105,589          (509,607)           960,153        (1,587,470)
                                                      ===========       ============      ============      ============

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                               TAX-FREE                        MICHIGAN MUNICIPAL
                                                              INCOME FUND                          BOND FUND
                                                   ---------------------------------    --------------------------------
                                                   SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                     JUNE 30, 1998      DECEMBER 31,     JUNE 30, 1998      DECEMBER 31,
                                                      (UNAUDITED)           1997          (UNAUDITED)           1997
                                                   -----------------    ------------    ----------------    ------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued..................................     $16,109,076       $31,815,166       $ 24,379,464      $ 32,654,052
  Reinvestment of distributions..................          45,861            76,956             27,079            70,141
  Shares redeemed................................      (7,263,010)      (29,459,976)       (14,476,540)      (75,229,474)
                                                      -----------       ------------      ------------      ------------
    Net increase (decrease) from Institutional
      shares transactions........................     $ 8,891,927       $ 2,432,146       $  9,930,003      $(42,505,281)
                                                      -----------       ------------      ------------      ------------
INVESTMENT:
  Shares issued..................................     $   764,393       $ 1,224,420       $    655,944      $  2,865,534
  Reinvestment of distributions..................          36,752            39,697             60,864            61,445
  Shares redeemed................................        (474,690)         (526,698)          (446,840)         (976,041)
                                                      -----------       ------------      ------------      ------------
    Net increase (decrease) from Investment
      shares transactions........................     $   326,455       $   737,419       $    269,968      $  1,950,938
                                                      -----------       ------------      ------------      ------------
    Total net increase (decrease) from shares
      transactions...............................     $ 9,218,382       $ 3,169,565       $ 10,199,971      $(40,554,343)
                                                      ===========       ============      ============      ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued..................................       1,511,065         3,066,893          2,376,723         3,222,928
  Reinvestment of distributions..................           4,323             7,401              2,654             6,941
  Shares redeemed................................        (681,484)       (2,828,842)        (1,417,285)       (7,426,189)
                                                      -----------       ------------      ------------      ------------
    Net increase (decrease) from Institutional
      shares transactions........................         833,904           245,452            962,092        (4,196,320)
                                                      -----------       ------------      ------------      ------------
INVESTMENT:
  Shares issued..................................          71,491           116,872             64,231           283,459
  Reinvestment of distributions..................           3,456             3,802              5,977             6,073
  Shares redeemed................................         (44,471)          (51,267)           (43,757)          (97,266)
                                                      -----------       ------------      ------------      ------------
    Net increase (decrease) from Investment
      shares transactions........................          30,476            69,407             26,451           192,266
                                                      -----------       ------------      ------------      ------------
    Total net increase (decrease) from share
      transactions...............................         864,380           314,859            988,543        (4,004,054)
                                                      ===========       ============      ============      ============

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                MICHIGAN MUNICIPAL
                                              MONEY MARKET FUND                  MONEY MARKET FUND
                                      ---------------------------------   -------------------------------
                                      SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                       JUNE 30, 1998      DECEMBER 31,     JUNE 30, 1998     DECEMBER 31,
                                        (UNAUDITED)           1997          (UNAUDITED)          1997
                                      ----------------   --------------   ----------------   ------------
SHARE AMOUNTS
(AT $1.00 PER SHARE)
INSTITUTIONAL:
  Shares issued.....................     595,011,645      1,151,538,209      342,780,178      279,013,482
  Reinvestment of distributions.....         954,568          1,693,047          138,858          192,298
  Shares redeemed...................    (557,512,743)    (1,162,770,823)    (258,632,293)    (222,935,437)
                                        ------------     --------------     ------------     ------------
    Net increase (decrease) from
      Institutional shares
      transactions..................      38,453,470         (9,539,567)      84,286,743       56,270,343
                                        ------------     --------------     ------------     ------------
INVESTMENT:
  Shares issued.....................      11,520,214          1,909,306        3,068,893          191,150
  Reinvestment of distributions.....          57,025             38,916            5,933           13,697
  Shares redeemed...................      (9,866,741)        (1,572,981)      (2,975,272)        (697,468)
                                        ------------     --------------     ------------     ------------
    Net increase from Investment
      shares transactions...........       1,710,498            375,241           99,554         (492,621)
                                        ------------     --------------     ------------     ------------
    Total net increase (decrease)
      from shares transactions......      40,163,968         (9,164,326)      84,386,297       55,777,722
                                        ============     ==============     ============     ============

                                                 GOVERNMENT
                                             MONEY MARKET FUND
                                      --------------------------------
                                      SIX MONTHS ENDED    PERIOD ENDED
                                        JUNE 30, 1998     DECEMBER 31,
                                         (UNAUDITED)        1997(1)
                                      -----------------   ------------
SHARE AMOUNTS
(AT $1.00 PER SHARE)
INSTITUTIONAL:
  Shares issued.....................     202,345,837       328,632,081
  Reinvestment of distributions.....       2,624,012         2,413,585
  Shares redeemed...................    (200,835,789)     (236,421,222)
                                        ------------      ------------
    Net increase (decrease) from
      Institutional shares
      transactions..................       4,134,060        94,624,444
                                        ------------      ------------
INVESTMENT:
  Shares issued.....................          38,083             4,460
  Reinvestment of distributions.....             206                63
  Shares redeemed...................          (6,050)           (2,510)
                                        ------------      ------------
    Net increase from Investment
      shares transactions...........          32,239             2,013
                                        ------------      ------------
    Total net increase (decrease)
      from shares transactions......       4,166,299        94,626,457
                                        ============      ============

---------------

(1) From the period June 2, 1997 (commencement of operations) through December 31, 1997.

                       See Notes to Financial Statements

The Kent Funds
                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    (CONTINUED)

5.  PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 1998 were as follows:

FUND                      PURCHASES         SALES
----                     ------------    ------------
Growth and Income
  Fund.................  $111,596,658    $ 81,174,114
Small Company Growth
  Fund.................   255,691,482     221,367,560
International Growth
  Fund.................    84,783,430      87,259,925
Index Equity Fund......    25,132,934       8,414,319
Short Term Bond Fund...    53,649,592      73,432,319
Intermediate Bond
  Fund.................   486,912,246     477,517,170
Income Fund............   124,710,448     108,129,102
Limited Term Tax-Free
  Fund.................     8,735,943       8,816,633
Intermediate Tax-Free
  Fund.................    36,475,323      32,758,043
Tax-Free Income Fund...    31,294,752      23,832,515
Michigan Municipal Bond
  Fund.................    41,813,803      31,391,636

6.  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  The Growth and Income Fund, Small Company Growth Fund, the International Growth Fund, and the Index Equity Fund can purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers.

  The risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

7.  CONCENTRATION OF CREDIT RISK
  The Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund invest primarily in debt obligations issued by the State of Michigan and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

  The Limited Term Tax-Free Fund, the Intermediate Tax-Free Fund, the Tax-Free Income Fund, the Michigan Municipal Bond Fund and the Michigan Municipal Money Market Fund had the following concentrations by industry sector at June 30, 1998 (as a percentage of total investments):

                                                                        MICHIGAN
                       LIMITED                              MICHIGAN    MUNICIPAL
                         TERM     INTERMEDIATE   TAX-FREE   MUNICIPAL     MONEY
                       TAX-FREE     TAX-FREE      INCOME      BOND       MARKET
                         FUND         FUND         FUND       FUND        FUND
                       --------   ------------   --------   ---------   ---------
Airport..............    4.15%        1.70%        2.71%       1.74%       1.51%
Development..........   17.84%        7.27%        8.76%       5.73%      60.83%
Education............   16.82%        5.55%        8.21%       4.23%       1.93%
Environmental........      --         2.10%        0.80%       1.02%       8.39%
General Obligation...   30.37%       32.80%       29.30%      15.34%      13.94%
Medical..............   10.05%        1.63%        7.38%      21.09%       4.72%
Multifamily
  Housing............      --           --         2.10%       2.19%       3.74%
Mutual Funds.........    0.95%        2.99%        2.83%       0.88%       1.37%
Sewer................      --           --           --        5.35%         --
Power................      --         9.61%        8.59%       5.66%         --
School District......    8.50%       13.78%        6.65%      30.94%       2.19%
Single Family
  Housing............    8.28%          --         0.87%         --          --
Transportation.......    3.04%       11.17%       12.35%       4.96%       1.04%
Utilities............      --         7.72%        7.86%       0.87%         --
Water................      --         3.68%        1.59%         --        0.34%
                        -----        -----        -----       -----       -----
                          100%         100%         100%        100%        100%
                        =====        =====        =====       =====       =====

                       See Notes to Financial Statements

The Kent Funds
                                    GROWTH AND INCOME FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                  FOR THE
                                                SIX MONTHS
                                                   ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 1998    --------------------------------------------------------
                                                (UNAUDITED)       1997        1996        1995        1994        1993
                                               -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period.........    $  15.55       $  13.90    $  13.25    $  10.50    $  10.91    $  10.31
                                                 --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income......................        0.06           0.25        0.30        0.33        0.31        0.27
  Net realized and unrealized gains (losses)
    on investments and futures contracts.....        2.47           3.04        2.16        3.28       (0.26)       0.95
                                                 --------       --------    --------    --------    --------    --------
Total Income from Investment Operations......        2.53           3.29        2.46        3.61        0.05        1.22
                                                 --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income......................       (0.06)         (0.25)      (0.30)      (0.33)      (0.31)      (0.27)
  In excess of net investment income.........       (0.02)            --          --          --          **       (0.01)
  Net realized gains on investments and
    futures contracts........................       (1.22)         (1.39)      (1.51)      (0.53)      (0.15)      (0.34)
                                                 --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions........       (1.30)         (1.64)      (1.81)      (0.86)      (0.46)      (0.62)
                                                 --------       --------    --------    --------    --------    --------
Net change in net asset value................        1.23           1.65        0.65        2.75       (0.41)       0.60
                                                 --------       --------    --------    --------    --------    --------
Net asset value, end of period...............    $  16.78       $  15.55    $  13.90    $  13.25    $  10.50    $  10.91
                                                 ========       ========    ========    ========    ========    ========
Total return.................................       16.62%++       24.14%      19.47%      34.91%       0.51%      11.98%
Ratios/Supplemental Data:
Net Assets, end of period (000's)............    $753,308       $697,973    $500,857    $401,371    $308,825    $180,864
  Ratio of expenses to average net assets....        0.93%+         0.92%       0.95%       0.94%       0.98%       1.03%
  Ratio of net investment income to average
    net assets...............................        0.78%+         1.61%       2.18%       2.73%       3.04%       2.61%
  Ratio of expenses to average net assets*...        0.94%+         0.93%       0.95%        ***         ***         ***
  Ratio of net investment income to average
    net assets*..............................        0.77%+         1.60%       2.18%        ***         ***         ***
  Portfolio turnover rate(1).................          11%            88%         39%         58%         28%         54%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  Amount is less than $0.005.
*** During the period, there were no waivers and/or reimbursements.
(1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    GROWTH AND INCOME FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                         FOR THE
                                                       SIX MONTHS
                                                          ENDED                     YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 1998    -------------------------------------------------
                                                       (UNAUDITED)      1997       1996       1995       1994      1993
                                                      -------------    -------    -------    -------    ------    ------
Net asset value, beginning of period................     $ 15.44       $ 13.81    $ 13.19    $ 10.46    $10.87    $10.29
                                                         -------       -------    -------    -------    ------    ------
Income from Investment Operations:
  Net investment income.............................        0.04          0.21       0.26       0.30      0.32      0.27
  Net realized and unrealized gains (losses) on
    investments and futures contracts...............        2.44          3.02       2.15       3.26     (0.27)     0.93
                                                         -------       -------    -------    -------    ------    ------
Total Income from Investment Operations.............        2.48          3.23       2.41       3.56      0.05      1.20
                                                         -------       -------    -------    -------    ------    ------
Less Dividends and Distributions from:
  Net investment income.............................       (0.04)        (0.21)     (0.26)     (0.30)    (0.31)    (0.23)
  In excess of net investment income................       (0.02)           --      (0.02)        --        **     (0.05)
  Net realized gains on investments and futures
    contracts.......................................       (1.21)        (1.39)     (1.51)     (0.53)    (0.15)    (0.20)
  In excess of net realized gains...................       (0.01)           --         --         --        --     (0.14)
                                                         -------       -------    -------    -------    ------    ------
    Total Dividends and Distributions...............       (1.28)        (1.60)     (1.79)     (0.83)    (0.46)    (0.62)
                                                         -------       -------    -------    -------    ------    ------
Net change in net asset value.......................        1.20          1.63       0.62       2.73     (0.41)     0.58
                                                         -------       -------    -------    -------    ------    ------
Net asset value, end of period......................     $ 16.64       $ 15.44    $ 13.81    $ 13.19    $10.46    $10.87
                                                         =======       =======    =======    =======    ======    ======
Total return(1).....................................       16.40%++      23.89%     19.14%     34.61%     0.50%    11.81%
Ratios/Supplemental Data:
Net Assets, end of period (000's)...................     $46,506       $35,343    $15,063    $11,079    $8,005    $4,607
  Ratio of expenses to average net assets...........        1.18%+        1.17%      1.09%      1.18%     0.98%     1.22%
  Ratio of net investment income to average net
    assets..........................................        0.53%+        1.31%      1.77%      2.48%     3.03%     2.43%
  Ratio of expenses to average net assets*..........        1.19%+        1.18%      1.09%       ***       ***       ***
  Ratio of net investment income to average net
    assets*.........................................        0.52%+        1.30%      1.77%       ***       ***       ***
  Portfolio turnover rate(2)........................          11%           88%        39%        58%       28%       54%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  Amount is less than $0.005.
*** During the period, there were no waivers and/or reimbursements.
(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    SMALL COMPANY GROWTH FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                  FOR THE
                                                SIX MONTHS
                                                   ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 1998    --------------------------------------------------------
                                                (UNAUDITED)       1997        1996        1995        1994        1993
                                               -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period.........    $  18.39       $  15.65    $  13.82    $  11.99    $  12.50    $  10.85
                                                 --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income......................        0.01           0.04        0.12        0.10        0.10        0.08
  Net realized and unrealized gains (losses)
    on investments and futures contracts.....        0.82           4.19        2.55        2.64       (0.10)       1.76
                                                 --------       --------    --------    --------    --------    --------
Total Income from Investment Operations......        0.83           4.23        2.67        2.74          --        1.84
                                                 --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income......................       (0.01)         (0.04)      (0.12)      (0.10)      (0.09)      (0.08)
  In excess of net investment income.........          --          (0.02)         --          --       (0.01)      (0.01)
  Net realized gains on investments and
    futures contracts........................       (0.93)         (1.43)      (0.72)      (0.81)      (0.41)      (0.10)
                                                 --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions........       (0.94)         (1.49)      (0.84)      (0.91)      (0.51)      (0.19)
                                                 --------       --------    --------    --------    --------    --------
Net change in net asset value................       (0.11)          2.74        1.83        1.83       (0.51)       1.65
                                                 --------       --------    --------    --------    --------    --------
Net asset value, end of period...............    $  18.28       $  18.39    $  15.65    $  13.82    $  11.99    $  12.50
                                                 ========       ========    ========    ========    ========    ========
Total return.................................        4.31%++       27.94%      19.56%      23.75%      (0.06%)     17.04%
Ratios/Supplemental Data:
Net Assets, end of period (000's)............    $774,505       $719,998    $544,081    $450,072    $304,179    $252,401
  Ratio of expenses to average net assets....        0.93%+         0.93%       0.96%       0.97%       0.98%       1.06%
  Ratio of net investment income to average
    net assets...............................        0.13%+         0.24%       0.78%       0.83%       0.79%       0.74%
  Ratio of expenses to average net assets*...        0.94%+         0.94%       0.96%        ***         ***         ***
  Ratio of net investment income to average
    net assets*..............................        0.12%+         0.23%       0.78%        ***         ***         ***
  Portfolio turnover rate(1).................          29%            32%         16%         30%         20%         14%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
*** During the period, there were no waivers and/or reimbursements.
(1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    SMALL COMPANY GROWTH FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                         FOR THE
                                                       SIX MONTHS
                                                          ENDED                     YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 1998    -------------------------------------------------
                                                       (UNAUDITED)      1997       1996       1995       1994      1993
                                                      -------------    -------    -------    -------    ------    ------
Net asset value, beginning of period................     $ 18.33       $ 15.61    $ 13.81    $ 11.98    $12.49    $10.86
                                                         -------       -------    -------    -------    ------    ------
Income (Loss) from Investment Operations:
  Net investment income.............................       (0.01)           --       0.07       0.07      0.10      0.08
  Net realized and unrealized gains (losses) on
    investments and futures contracts...............        0.81          4.19       2.54       2.64     (0.11)     1.74
                                                         -------       -------    -------    -------    ------    ------
Total Income (Loss) from Investment Operations......        0.80          4.19       2.61       2.71     (0.01)     1.82
                                                         -------       -------    -------    -------    ------    ------
Less Dividends and Distributions from:
  Net investment income.............................          --            --      (0.08)     (0.07)    (0.08)    (0.06)
  In excess of net investment income................          --         (0.04)     (0.01)        --     (0.01)    (0.03)
  Net realized gains on investments and futures
    contracts.......................................       (0.93)        (1.43)     (0.72)     (0.81)    (0.41)    (0.10)
                                                         -------       -------    -------    -------    ------    ------
    Total Dividends and Distributions...............       (0.93)        (1.47)     (0.81)     (0.88)    (0.50)    (0.19)
                                                         -------       -------    -------    -------    ------    ------
Net change in net asset value.......................       (0.13)         2.72       1.80       1.83     (0.51)     1.63
                                                         -------       -------    -------    -------    ------    ------
Net asset value, end of period......................     $ 18.20       $ 18.33    $ 15.61    $ 13.81    $11.98    $12.49
                                                         =======       =======    =======    =======    ======    ======
Total return(1).....................................        4.15%++      27.71%     19.16%     23.47%    (0.08%)   16.84%
Ratios/Supplemental Data:
Net Assets, end of period (000's)...................     $26,102       $22,784    $14,436    $10,955    $8,433    $5,345
  Ratio of expenses to average net assets...........        1.18%+        1.18%      1.21%      1.20%     0.98%     1.25%
  Ratio of net investment income (loss) to average
    net assets......................................       (0.12%)+      (0.01%)     0.53%      0.59%     0.79%     0.59%
  Ratio of expenses to average net assets*..........        1.19%+        1.19%      1.21%       ***       ***       ***
  Ratio of net investment income (loss) to average
    net assets*.....................................       (0.13%)+      (0.02%)     0.53%       ***       ***       ***
  Portfolio turnover rate(2)........................          29%           32%        16%        30%       20%       14%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
*** During the period, there were no waivers and/or reimbursements.
(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INTERNATIONAL GROWTH FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                  FOR THE
                                                SIX MONTHS
                                                   ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 1998    --------------------------------------------------------
                                                (UNAUDITED)       1997        1996        1995        1994        1993
                                               -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period.........    $  14.89       $  14.75    $  14.18    $  13.06    $  12.84    $  10.01
                                                 --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income......................        0.13           0.11        0.13        0.13        0.12        0.09
  Net realized and unrealized gains (losses)
    on investments and foreign currency......        2.00           0.26        0.70        1.54        0.61        2.95
                                                 --------       --------    --------    --------    --------    --------
Total Income from Investment Operations......        2.13           0.37        0.83        1.67        0.73        3.04
                                                 --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income......................          --          (0.09)      (0.10)      (0.13)      (0.07)      (0.08)
  In excess of net investment income.........          --          (0.06)      (0.02)      (0.11)      (0.03)      (0.04)
  Net realized gains on investments and
    foreign currency.........................          **          (0.07)      (0.13)      (0.31)      (0.41)      (0.08)
  In excess of net realized gains............          --          (0.01)      (0.01)         --          --       (0.01)
                                                 --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions........          **          (0.23)      (0.26)      (0.55)      (0.51)      (0.21)
                                                 --------       --------    --------    --------    --------    --------
Net change in net asset value................        2.13           0.14        0.57        1.12        0.22        2.83
                                                 --------       --------    --------    --------    --------    --------
Net asset value, end of period...............    $  17.02       $  14.89    $  14.75    $  14.18    $  13.06    $  12.84
                                                 ========       ========    ========    ========    ========    ========
Total return.................................       14.33%++        2.54%       5.87%      13.00%       5.73%      30.32%
Ratios/Supplemental Data:
Net Assets, end of period (000's)............    $540,203       $492,598    $387,799    $286,545    $178,186    $157,716
  Ratio of expenses to average net assets....        1.05%+         1.05%       1.09%       1.17%       1.22%       1.33%
  Ratio of net investment income to average
    net assets...............................        1.56%+         0.80%       0.97%       1.35%       0.87%       0.86%
  Ratio of expenses to average net assets*...        1.06%+         1.06%       1.09%        ***         ***         ***
  Ratio of net investment income to average
    net assets*..............................        1.55%+         0.79%       0.97%        ***         ***         ***
    Portfolio turnover rate(1)...............          16%             3%         13%          6%         20%          5%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  Amount is less than $0.005.
*** During the period, there were no waivers and/or reimbursements.
(1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INTERNATIONAL GROWTH FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                            FOR THE
                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 1998    ----------------------------------------------
                                                          (UNAUDITED)      1997      1996      1995      1994      1993
                                                         -------------    ------    ------    ------    ------    ------
Net asset value, beginning of period...................     $ 14.79       $14.69    $14.13    $13.00    $12.81    $10.03
                                                            -------       ------    ------    ------    ------    ------
Income from Investment Operations:
  Net investment income................................        0.11         0.08      0.12      0.14      0.14      0.13
  Net realized and unrealized gains on securities and
    foreign currency...................................        1.99         0.25      0.66      1.50      0.56      2.85
                                                            -------       ------    ------    ------    ------    ------
Total Income from Investment Operations................        2.10         0.33      0.78      1.64      0.70      2.98
                                                            -------       ------    ------    ------    ------    ------
Less Dividends and Distributions from:
  Net investment income................................          --        (0.06)    (0.08)    (0.09)    (0.07)    (0.02)
  In excess of net investment income...................          --        (0.09)       --     (0.11)    (0.03)    (0.09)
  Net realized gains on securities and foreign
    currency...........................................          **        (0.07)    (0.14)    (0.31)    (0.41)    (0.05)
  In excess of net realized gains......................          --        (0.01)       --        --        --     (0.04)
                                                            -------       ------    ------    ------    ------    ------
    Total Dividends and Distributions..................          **        (0.23)    (0.22)    (0.51)    (0.51)    (0.20)
                                                            -------       ------    ------    ------    ------    ------
Net change in net asset value..........................        2.10         0.10      0.56      1.13      0.19      2.78
                                                            -------       ------    ------    ------    ------    ------
Net asset value, end of period.........................     $ 16.89       $14.79    $14.69    $14.13    $13.00    $12.81
                                                            =======       ======    ======    ======    ======    ======
Total return(1)........................................       14.22%++      2.25%     5.57%    12.86%     5.51%    29.67%
Ratios/Supplemental Data:
Net Assets, End of period (000's)......................     $12,186       $9,780    $8,799    $7,548    $6,539    $3,202
  Ratio of expenses to average net assets..............        1.30%+       1.30%     1.34%     1.40%     1.25%     1.43%
  Ratio of net investment income to average net
    assets.............................................        1.35%+       0.53%     0.74%     1.11%     0.81%     0.32%
  Ratio of expenses to average net assets*.............        1.31%+       1.31%     1.34%      ***       ***       ***
  Ratio of net investment income to average net
    assets*............................................        1.34%+       0.52%     0.74%      ***       ***       ***
  Portfolio turnover rate(2)...........................          16%           3%       13%        6%       20%        5%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  Amount is less than $0.005.
*** During the period, there were no waivers and/or reimbursements.
(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INDEX EQUITY FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                  FOR THE
                                                SIX MONTHS
                                                   ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 1998    --------------------------------------------------------
                                                (UNAUDITED)       1997        1996        1995        1994        1993
                                               -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period.......      $  19.14       $  14.71    $  12.56    $  10.68    $  11.04    $  10.41
                                                 --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income....................          0.12           0.25        0.26        0.26        0.25        0.23
  Net realized and unrealized gains
    (losses) on investments and futures
    contracts..............................          3.23           4.50        2.47        3.44       (0.15)       0.71
                                                 --------       --------    --------    --------    --------    --------
Total Income from Investment Operations....          3.35           4.75        2.73        3.70        0.10        0.94
                                                 --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income....................         (0.12)         (0.25)      (0.26)      (0.25)      (0.26)      (0.23)
  In excess of net investment income.......            --             --          --          --          --          **
  Net realized gains on investments and
    futures contracts......................         (0.01)         (0.05)      (0.28)      (1.57)      (0.20)      (0.08)
  In excess of net realized gains..........            --          (0.02)      (0.04)         --          --          --
                                                 --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions......         (0.13)         (0.32)      (0.58)      (1.82)      (0.46)      (0.31)
                                                 --------       --------    --------    --------    --------    --------
Net change in net asset value..............          3.22           4.43        2.15        1.88       (0.36)       0.63
                                                 --------       --------    --------    --------    --------    --------
Net asset value, end of period.............      $  22.36       $  19.14    $  14.71    $  12.56    $  10.68    $  11.04
                                                 ========       ========    ========    ========    ========    ========
Total return...............................         17.52%++       32.55%      22.18%      36.23%       0.86%       9.11%
Ratios/Supplemental Data:
Net Assets, end of period (000's)..........      $705,841       $590,241    $243,438    $183,877    $245,550    $233,451
  Ratio of expenses to average net
    assets.................................          0.42%+         0.43%       0.49%       0.56%       0.58%       0.65%
  Ratio of net investment income to average
    net assets.............................          1.11%+         1.44%       1.91%       2.14%       2.32%       2.18%
  Ratio of expenses to average net
    assets*................................          0.54%+         0.54%       0.59%       0.56%       0.58%       0.65%
  Ratio of net investment income to average
    net assets*............................          0.99%+         1.33%       1.81%       2.14%       2.32%       2.18%
  Portfolio turnover rate(1)...............             1%             1%          2%          3%         50%          1%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  Amount is less than $0.005.
(1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INDEX EQUITY FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                           FOR THE
                                                         SIX MONTHS
                                                            ENDED                    YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 1998    -----------------------------------------------
                                                         (UNAUDITED)      1997       1996      1995      1994      1993
                                                        -------------    -------    ------    ------    ------    ------
Net asset value, beginning of period..................     $ 19.15       $ 14.72    $12.57    $10.70    $11.07    $10.44
                                                           -------       -------    ------    ------    ------    ------
Income from Investment Operations:
  Net investment income...............................        0.09          0.20      0.22      0.23      0.26      0.22
  Net realized and unrealized gains (losses) on
    investments and futures contracts.................        3.23          4.51      2.48      3.44     (0.17)     0.72
                                                           -------       -------    ------    ------    ------    ------
Total Income from Investment Operations...............        3.32          4.71      2.70      3.67      0.09      0.94
                                                           -------       -------    ------    ------    ------    ------
Less Dividends and Distributions from:
  Net investment income...............................       (0.09)        (0.20)    (0.22)    (0.23)    (0.26)    (0.20)
  In excess of net investment income..................          --         (0.01)    (0.01)       --        --     (0.03)
  Net realized gains on investments and futures
    contracts.........................................       (0.01)        (0.06)    (0.32)    (1.57)    (0.20)    (0.06)
  In excess of net realized gains.....................          --         (0.01)       --        --        --     (0.02)
                                                           -------       -------    ------    ------    ------    ------
    Total Dividends and Distributions.................       (0.10)        (0.28)    (0.55)    (1.80)    (0.46)    (0.31)
                                                           -------       -------    ------    ------    ------    ------
Net change in net asset value.........................        3.22          4.43      2.15      1.87     (0.37)     0.63
                                                           -------       -------    ------    ------    ------    ------
Net asset value, end of period........................     $ 22.37       $ 19.15    $14.72    $12.57    $10.70    $11.07
                                                           =======       =======    ======    ======    ======    ======
Total return(1).......................................       17.37%++      32.24%    21.92%    35.81%     0.75%     9.09%
Net Assets, end of period (000's).....................     $36,196       $27,922    $9,925    $6,612    $4,736    $3,776
  Ratio of expenses to average net assets.............        0.67%+        0.68%     0.74%     0.80%     0.60%     0.86%
  Ratio of net investment income to average net
    assets............................................        0.86%+        1.20%     1.67%     1.86%     2.30%     2.04%
  Ratio of expenses to average net assets*............        0.79%+        0.79%     0.84%     0.81%     0.60%     0.86%
  Ratio of net investment income to average net
    assets*...........................................        0.74%+        1.09%     1.57%     1.85%     2.30%     2.04%
  Portfolio turnover rate(2)..........................           1%            1%        2%        3%       50%        1%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    SHORT TERM BOND FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                  FOR THE
                                                SIX MONTHS
                                                   ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 1998    --------------------------------------------------------
                                                (UNAUDITED)       1997        1996        1995        1994        1993
                                               -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period.......      $   9.75       $   9.75    $   9.96    $   9.52    $   9.91    $   9.99
                                                 --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income....................          0.28           0.61        0.61        0.55        0.48        0.42
  Net realized and unrealized gains
    (losses) on investments................            --             --       (0.21)       0.43       (0.38)      (0.09)
                                                 --------       --------    --------    --------    --------    --------
Total Income from Investment Operations....          0.28           0.61        0.40        0.98        0.10        0.33
                                                 --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income....................         (0.30)         (0.61)      (0.61)      (0.54)      (0.49)      (0.41)
  In excess of net investment income.......            --             --          --          --          **          --
                                                 --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions......         (0.30)         (0.61)      (0.61)      (0.54)      (0.49)      (0.41)
                                                 --------       --------    --------    --------    --------    --------
Net change in net asset value..............         (0.02)          0.00       (0.21)       0.44       (0.39)      (0.08)
                                                 --------       --------    --------    --------    --------    --------
Net asset value, end of period.............      $   9.73       $   9.75    $   9.75    $   9.96    $   9.52    $   9.91
                                                 ========       ========    ========    ========    ========    ========
Total return...............................          2.74%++        6.42%       4.22%      10.53%       1.03%       3.36%
Ratios/Supplemental Data:
Net Assets, end of period (000's)..........      $129,227       $139,739    $235,430    $310,680    $176,765    $255,892
  Ratio of expenses to average net
    assets.................................          0.75%+         0.72%       0.70%       0.77%       0.73%       0.81%
  Ratio of net investment income to average
    net assets.............................          5.83%+         6.04%       6.17%       5.60%       4.75%       4.24%
  Ratio of expenses to average net
    assets*................................          0.76%+         0.73%       0.70%        ***         ***         ***
  Ratio of net investment income to average
    net assets*............................          5.82%+         6.03%       6.17%        ***         ***         ***
  Portfolio turnover rate(1)...............            41%            89%         32%         75%         56%         50%

---------------

  +  Annualized.
 ++  Not Annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  Amount is less than $0.005.
*** During the period, there were no waivers and/or reimbursements.
(1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    SHORT TERM BOND FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                               FOR THE SIX
                                              MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1998    --------------------------------------------------------
                                               (UNAUDITED)       1997        1996        1995        1994        1993
                                              -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period......      $   9.74       $   9.74    $   9.95    $   9.52    $   9.91    $  10.02
                                                --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income...................          0.28           0.57        0.59        0.52        0.47        0.38
  Net realized and unrealized gains
    (losses) on investments...............            --           0.02       (0.20)       0.44       (0.37)      (0.08)
                                                --------       --------    --------    --------    --------    --------
Total Income from Investment Operations...          0.28           0.59        0.39        0.96        0.10        0.30
                                                --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income...................         (0.27)         (0.59)      (0.54)      (0.53)      (0.48)      (0.41)
  In excess of net investment income......         (0.03)            --       (0.06)         --       (0.01)         --
                                                --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions.....         (0.30)         (0.59)      (0.60)      (0.53)      (0.49)      (0.41)
                                                --------       --------    --------    --------    --------    --------
Net change in net asset value.............         (0.02)          0.00       (0.21)       0.43       (0.39)      (0.11)
                                                --------       --------    --------    --------    --------    --------
Net asset value, end of period............      $   9.72       $   9.74    $   9.74    $   9.95    $   9.52    $   9.91
                                                ========       ========    ========    ========    ========    ========
Total return(1)...........................          2.68%++        6.26%       4.06%      10.30%       1.01%       3.04%
Ratios/Supplemental Data:
  Net Assets, end of period (000's).......      $  6,648       $  7,433    $  1,667    $  1,634    $  1,649    $  1,427
  Ratio of expenses to average net
    assets................................          0.90%+         0.88%       0.85%       0.91%       0.74%       1.24%
  Ratio of net investment income to
    average net assets....................          5.68%+         5.75%       6.02%       5.40%       4.79%       3.91%
  Ratio of expenses to average net
    assets*...............................          1.01%+         0.99%       0.96%        ***         ***         ***
  Ratio of net investment income to
    average net assets*...................          5.57%+         5.64%       5.91%        ***         ***         ***
  Portfolio turnover rate(2)..............            41%            89%         32%         75%         56%         50%

---------------

  + Annualized.

 ++ Not Annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

*** During the period, there were no waivers and/or reimbursements.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INTERMEDIATE BOND FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                               FOR THE SIX                     YEAR ENDED DECEMBER 31,
                                              MONTHS ENDED     --------------------------------------------------------
                                              JUNE 30, 1998      1997        1996        1995        1994        1993
                                              -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period......      $   9.90       $   9.76    $  10.12    $   9.29    $  10.18    $  10.00
                                                --------       --------    --------    --------    --------    --------
Income (Loss) from Investment Operations:
  Net investment income...................          0.29           0.59        0.60        0.65        0.56        0.51
  Net realized and unrealized gains
    (losses) on investments...............          0.05           0.14       (0.32)       0.81       (0.88)       0.32
                                                --------       --------    --------    --------    --------    --------
Total Income (Loss) from Investment
  Operations..............................          0.34           0.73        0.28        1.46       (0.32)       0.83
                                                --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income...................         (0.29)         (0.59)      (0.61)      (0.63)      (0.54)      (0.51)
  In excess of net investment income......            --             --       (0.03)         --       (0.01)         **
  Net realized gains on investments.......            --             --          --          --       (0.02)      (0.14)
                                                --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions.....         (0.29)         (0.59)      (0.64)      (0.63)      (0.57)      (0.65)
                                                --------       --------    --------    --------    --------    --------
Net change in net asset value.............          0.05           0.14       (0.36)       0.83       (0.89)       0.18
                                                --------       --------    --------    --------    --------    --------
Net asset value, end of period............      $   9.95       $   9.90    $   9.76    $  10.12    $   9.29    $  10.18
                                                ========       ========    ========    ========    ========    ========
Total return..............................          3.48%++        7.80%       3.01%      16.18%      (3.19%)      8.42%
Ratios/Supplemental Data:
Net Assets, end of period (000's).........      $765,402       $762,740    $769,395    $854,801    $977,865    $434,264
  Ratio of expenses to average net
    assets................................          0.76%+         0.75%       0.77%       0.77%       0.80%       0.85%
  Ratio of net investment income to
    average net assets....................          5.85%+         6.03%       6.18%       6.50%       6.03%       5.03%
  Ratio of expenses to average net
    assets*...............................          0.77%+         0.76%       0.78%        ***         ***         ***
  Ratio of net investment income to
    average net assets*...................          5.84%+         6.02%       6.17%        ***         ***         ***
  Portfolio turnover rate(1)..............            64%           114%        135%        166%        124%        126%

---------------

  + Annualized.

 ++ Not Annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

*** During the period, there were no waivers and/or reimbursements.

 (1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INTERMEDIATE BOND FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                             FOR THE SIX
                                            MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                            JUNE 30, 1998    --------------------------------------------------------
                                             (UNAUDITED)       1997        1996        1995        1994        1993
                                            -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period....      $   9.93       $   9.78    $  10.14    $   9.32    $  10.19    $  10.03
                                              --------       --------    --------    --------    --------    --------
Income (Loss) from Investment
  Operations:
  Net investment income.................          0.27           0.57        0.58        0.61        0.57        0.47
  Net realized and unrealized gains
    (losses) on investments.............          0.05           0.15       (0.32)       0.82       (0.87)       0.34
                                              --------       --------    --------    --------    --------    --------
Total Income (Loss) from Investment
  Operations............................          0.32           0.72        0.26        1.43       (0.30)       0.81
                                              --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................         (0.27)         (0.57)      (0.57)      (0.61)      (0.54)      (0.46)
  In excess of net investment income....         (0.01)            --       (0.05)         --       (0.01)      (0.05)
  Net realized gains on investments.....            --             --          --          --       (0.02)      (0.14)
                                              --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions...         (0.28)         (0.57)      (0.62)      (0.61)      (0.57)      (0.65)
                                              --------       --------    --------    --------    --------    --------
Net change in net asset value...........          0.04           0.15       (0.36)       0.82       (0.87)       0.16
                                              --------       --------    --------    --------    --------    --------
Net asset value, end of period..........      $   9.97       $   9.93    $   9.78    $  10.14    $   9.32    $  10.19
                                              ========       ========    ========    ========    ========    ========
Total return(1).........................          3.24%++        7.62%       2.76%      15.76%      (3.01%)      8.19%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......      $ 10,019       $  6,972    $  7,327    $  6,862    $  9,196    $  4,966
  Ratio of expenses to average net
    assets..............................          1.01%+         1.00%       1.02%       1.01%       0.81%       1.13%
  Ratio of net investment income to
    average net assets..................          5.60%+         5.79%       5.92%       6.24%       5.94%       4.75%
  Ratio of expenses to average net
    assets*.............................          1.02%+         1.01%       1.03%        ***         ***         ***
  Ratio of net investment income to
    average net assets*.................          5.59%+         5.78%       5.91%        ***         ***         ***
  Portfolio turnover rate(2)............            64%           114%        135%        166%        124%        126%

---------------

  + Annualized.

 ++ Not Annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

*** During the period, there were no waivers and/or reimbursements.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INCOME FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                 FOR THE
                                                               SIX MONTHS
                                                                  ENDED            YEAR ENDED DECEMBER 31,
                                                              JUNE 30, 1998    --------------------------------
                                                               (UNAUDITED)       1997        1996      1995(1)
                                                              -------------    --------    --------    --------
Net asset value, beginning of period........................    $  10.30       $  10.16    $  10.84    $  10.00
                                                                --------       --------    --------    --------
Income from Investment Operations:
  Net investment income.....................................        0.33           0.68        0.66        0.55
  Net realized and unrealized gains (losses) on
    investments.............................................        0.09           0.34       (0.56)       0.92
                                                                --------       --------    --------    --------
Total Income from Investment Operations.....................        0.42           1.02        0.10        1.47
                                                                --------       --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.....................................       (0.33)         (0.68)      (0.65)      (0.54)
  In excess of net investment income........................          --             --       (0.10)         --
  Net realized gains on investments.........................       (0.01)         (0.20)      (0.03)      (0.09)
                                                                --------       --------    --------    --------
    Total Dividends and Distributions.......................       (0.34)         (0.88)      (0.78)      (0.63)
                                                                --------       --------    --------    --------
Net change in net asset value...............................        0.08           0.14       (0.68)       0.84
                                                                --------       --------    --------    --------
Net asset value, end of period..............................    $  10.38       $  10.30    $  10.16    $  10.84
                                                                ========       ========    ========    ========
Total return................................................        4.14%++       10.55%       1.19%      15.05%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $249,546       $229,778    $240,060    $126,056
  Ratio of expenses to average net assets...................        0.82%+         0.82%       0.83%       0.91%+
  Ratio of net investment income to average net assets......        6.44%+         6.65%       6.57%       6.65%+
  Ratio of expenses to average net assets*..................        0.83%+         0.83%       0.83%         **
  Ratio of net investment income to average net assets*.....        6.43%+         6.64%       6.57%         **
  Portfolio turnover rate(2)................................          47%            84%        102%         50%

---------------

  +  Annualized.
 ++  Not Annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 ** During the period, there were no waivers and/or reimbursements.
(1)  The Institutional Class commenced operations on March 20,
     1995.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INCOME FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                 FOR THE
                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED DECEMBER 31,
                                                              JUNE 30, 1998    -----------------------------
                                                               (UNAUDITED)      1997       1996      1995(1)
                                                              -------------    -------    -------    -------
Net asset value, beginning of period........................     $ 10.29       $ 10.16    $ 10.82    $ 10.00
                                                                 -------       -------    -------    -------
Income from Investment Operations:
  Net investment income.....................................        0.32          0.63       0.66       0.52
  Net realized and unrealized gains (losses) on
    investments.............................................        0.09          0.35      (0.56)      0.91
                                                                 -------       -------    -------    -------
Total Income from Investment Operations.....................        0.41          0.98       0.10       1.43
                                                                 -------       -------    -------    -------
Less Dividends and Distributions from:
  Net investment income.....................................       (0.30)        (0.65)     (0.64)     (0.52)
  In excess of net investment income........................       (0.02)           --      (0.09)        --
  Net realized gains on investments.........................       (0.01)        (0.20)     (0.03)     (0.09)
                                                                 -------       -------    -------    -------
    Total Dividends and Distributions.......................       (0.33)        (0.85)     (0.76)     (0.61)
                                                                 -------       -------    -------    -------
Net change in net asset value...............................        0.08          0.13      (0.66)      0.82
                                                                 -------       -------    -------    -------
Net asset value, end of period..............................     $ 10.37       $ 10.29    $ 10.16    $ 10.82
                                                                 =======       =======    =======    =======
Total return(2).............................................        4.02%++      10.19%      1.16%     14.63%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................     $ 9,283       $ 5,611    $ 2,722    $ 1,961
  Ratio of expenses to average net assets...................        1.07%+        1.07%      1.08%      1.14%+
  Ratio of net investment income to average net assets......        6.19%+        6.38%      6.31%      6.40%+
  Ratio of expenses to average net assets*..................        1.08%+        1.08%      1.08%        **
  Ratio of net investment income to average net assets*.....        6.18%+        6.37%      6.31%        **
  Portfolio turnover rate(3)................................          47%           84%       102%        50%

---------------

  +  Annualized.
 ++  Not Annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated. ** During the period, there were no waivers and/or reimbursements.
(1) The Investment Class date of initial public investment was March 22, 1995.
(2) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.
(3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    LIMITED TERM TAX-FREE FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                              FOR THE
                                                            SIX MONTHS
                                                               ENDED                YEAR ENDED DECEMBER 31,
                                                           JUNE 30, 1998    ----------------------------------------
                                                            (UNAUDITED)      1997       1996       1995      1994(1)
                                                           -------------    -------    -------    -------    -------
Net asset value, beginning of period.....................     $ 10.19       $ 10.16    $ 10.22    $  9.80    $ 10.00
                                                              -------       -------    -------    -------    -------
Income (Loss) from Investment Operations:
  Net investment income..................................        0.19          0.40       0.39       0.39       0.13
  Net realized and unrealized gains (losses) on
    investments..........................................       (0.02)         0.08      (0.04)      0.42      (0.21)
                                                              -------       -------    -------    -------    -------
Total Income (Loss) from Investment Operations...........        0.17          0.48       0.35       0.81      (0.08)
                                                              -------       -------    -------    -------    -------
Less Dividends and Distributions from:
  Net investment income..................................       (0.19)        (0.40)     (0.40)     (0.39)     (0.12)
  In excess of net investment income.....................          --            --         **         --         --
  Net realized gains on investments......................          --         (0.05)     (0.01)        --         --
                                                              -------       -------    -------    -------    -------
    Total Dividends and Distributions....................       (0.19)        (0.45)     (0.41)     (0.39)     (0.12)
                                                              -------       -------    -------    -------    -------
Net change in net asset value............................       (0.02)         0.03      (0.06)      0.42      (0.20)
                                                              -------       -------    -------    -------    -------
Net asset value, end of period...........................     $ 10.17       $ 10.19    $ 10.16    $ 10.22    $  9.80
                                                              =======       =======    =======    =======    =======
Total return.............................................        1.72%++       4.78%      3.54%      8.43%     (0.77%)++
Ratios/Supplemental Data:
Net Assets, end of period (000's)........................     $37,205       $36,023    $41,472    $55,347    $43,497
  Ratio of expenses to average net assets................        0.75%+        0.76%      0.75%      0.69%      0.79%+
  Ratio of net investment income to average net assets...        3.85%+        3.86%      3.84%      3.87%      3.81%+
  Ratio of expenses to average net assets*...............        0.76%+        0.77%      0.75%      0.74%      0.96%+
  Ratio of net investment income to average net
    assets*..............................................        3.84%+        3.85%      3.84%      3.82%      3.64%+
  Portfolio turnover rate(2).............................          24%           29%        32%        51%        10%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 **  Amount is less than $0.005.
(1)  The Institutional Class commenced operations on September 1,
     1994.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    LIMITED TERM TAX-FREE FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                              FOR THE SIX
                                                             MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 1998    ---------------------------------------
                                                              (UNAUDITED)      1997       1996       1995     1994(1)
                                                             -------------    -------    -------    ------    -------
Net asset value, beginning of period.....................       $ 10.23       $ 10.20    $ 10.24    $ 9.81    $ 9.87
                                                                -------       -------    -------    ------    ------
Income from Investment Operations:
  Net investment income..................................          0.19          0.38       0.37      0.37      0.06
  Net realized and unrealized gains (losses) on
    investments..........................................         (0.02)         0.08      (0.02)     0.44     (0.06)
                                                                -------       -------    -------    ------    ------
Total Income from Investment Operations..................          0.17          0.46       0.35      0.81        --
                                                                -------       -------    -------    ------    ------
Less Dividends and Distributions from:
  Net investment income..................................         (0.19)        (0.38)     (0.35)    (0.38)    (0.06)
  In excess of net investment income.....................            --            --      (0.03)       --        --
  Net realized gains on investments......................            --         (0.05)     (0.01)       --        --
                                                                -------       -------    -------    ------    ------
    Total Dividends and Distributions....................         (0.19)        (0.43)     (0.39)    (0.38)    (0.06)
                                                                -------       -------    -------    ------    ------
Net change in net asset value............................         (0.02)         0.03      (0.04)     0.43     (0.06)
                                                                -------       -------    -------    ------    ------
Net asset value, end of period...........................       $ 10.21       $ 10.23    $ 10.20    $10.24    $ 9.81
                                                                =======       =======    =======    ======    ======
Total return(2)..........................................          1.63%++       4.61%      3.51%     8.40%     0.03%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)........................       $   292       $   474    $   106    $   54    $    7
  Ratio of expenses to average net assets................          0.90%+        0.93%      0.87%     0.84%     0.87%+
  Ratio of net investment income to average net assets...          3.70%+        3.67%      3.69%     3.69%     3.86%+
  Ratio of expenses to average net assets*...............          1.01%+        1.04%      0.97%     0.85%     0.98%+
  Ratio of net investment income to average net
    assets*..............................................          3.59%+        3.56%      3.59%     3.69%     3.75%+
  Portfolio turnover rate(3).............................            24%           29%        32%       51%       10%

---------------

 + Annualized.

++ Not Annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(1) The Investment Class date of initial public investment was November 1, 1994.

(2) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

(3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INTERMEDIATE TAX-FREE FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                               FOR THE SIX
                                              MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1998    --------------------------------------------------------
                                               (UNAUDITED)       1997        1996        1995        1994        1993
                                              -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period......      $  10.68       $  10.42    $  10.52    $   9.74    $  10.45    $  10.02
Income (Loss) from Investment Operations:
  Net investment income...................          0.23           0.45        0.44        0.45        0.40        0.37
  Net realized and unrealized gains
    (losses) on investments...............         (0.02)          0.26       (0.08)       0.79       (0.71)       0.47
                                                --------       --------    --------    --------    --------    --------
Total Income (Loss) from Investment
  Operations..............................          0.21           0.71        0.36        1.24       (0.31)       0.84
                                                --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income...................         (0.23)         (0.45)      (0.46)      (0.45)      (0.39)      (0.36)
  In excess of net investment income......            --             --          **       (0.01)      (0.01)         --
  Net realized gains on investments.......            --             --          --          --          --       (0.05)
                                                --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions.....         (0.23)         (0.45)      (0.46)      (0.46)      (0.40)      (0.41)
Net change in net asset value.............         (0.02)          0.26       (0.10)       0.78       (0.71)       0.43
                                                --------       --------    --------    --------    --------    --------
Net asset value, end of period............      $  10.66       $  10.68    $  10.42    $  10.52    $   9.74    $  10.45
                                                ========       ========    ========    ========    ========    ========
Total return..............................          1.84%++        7.07%       3.41%      12.90%      (3.00%)      8.51%
Ratios/Supplemental Data:
Net Assets, end of period (000's).........      $284,980       $275,641    $285,674    $283,733    $380,715    $135,862
  Ratio of expenses to average net
    assets................................          0.73%+         0.72%       0.73%       0.72%       0.78%       0.84%
  Ratio of net investment income to
    average net assets....................          4.28%+         4.31%       4.34%       4.39%       4.07%       3.62%
  Ratio of expenses to average net
    assets*...............................          0.74%+         0.73%       0.73%       0.72%       0.78%       0.84%
  Ratio of net investment income to
    average net assets*...................          4.27%+         4.30%       4.34%       4.39%       4.07%       3.62%
  Portfolio turnover rate(1)..............            12%            23%         35%          6%         36%         14%

---------------

 + Annualized.

++ Not Annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Amount is less than $0.005.

(1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    INTERMEDIATE TAX-FREE FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                         FOR THE SIX
                                                        MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 1998    ----------------------------------------------
                                                         (UNAUDITED)      1997      1996      1995      1994      1993
                                                        -------------    ------    ------    ------    ------    ------
Net asset value, beginning of period................       $10.68        $10.42    $10.52    $ 9.74    $10.45    $10.04
                                                           ------        ------    ------    ------    ------    ------
Income (Loss) from Investment Operations:
  Net investment income.............................         0.21          0.43      0.42      0.42      0.40      0.36
  Net realized and unrealized gains (losses) on
    investments.....................................        (0.02)         0.26     (0.09)     0.79     (0.71)     0.46
                                                           ------        ------    ------    ------    ------    ------
Total Income (Loss) from Investment Operations......         0.19          0.69      0.33      1.21     (0.31)     0.82
                                                           ------        ------    ------    ------    ------    ------
Less Dividends and Distributions from:
  Net investment income.............................        (0.21)        (0.43)    (0.41)    (0.42)    (0.39)    (0.33)
  In excess of net investment income................           --            --     (0.02)    (0.01)    (0.01)    (0.03)
  Net realized gains on investments.................           --            --        --        --        --     (0.05)
                                                           ------        ------    ------    ------    ------    ------
    Total Dividends and Distributions...............        (0.21)        (0.43)    (0.43)    (0.43)    (0.40)    (0.41)
                                                           ------        ------    ------    ------    ------    ------
Net change in net asset value.......................        (0.02)         0.26     (0.10)     0.78     (0.71)     0.41
                                                           ------        ------    ------    ------    ------    ------
Net asset value, end of period......................       $10.66        $10.68    $10.42    $10.52    $ 9.74    $10.45
                                                           ======        ======    ======    ======    ======    ======
Total return(1).....................................         1.80%++       6.80%     3.17%    12.66%    (3.03%)    8.29%
Ratios/Supplemental Data:
Net Assets, end of period (000's)...................       $3,770        $3,534    $3,368    $3,807    $4,505    $3,307
  Ratio of expenses to average net assets...........         0.98%+        0.97%     0.98%     0.97%     0.79%     1.08%
  Ratio of net investment income to average net
    assets..........................................         4.03%+        4.06%     4.09%     4.13%     3.99%     3.44%
  Ratio of expenses to average net assets*..........         0.99%+        0.98%     0.98%     0.97%     0.79%     1.08%
  Ratio of net investment income to average net
    assets*.........................................         4.02%+        4.05%     4.09%     4.13%     3.99%     3.44%
  Portfolio turnover rate(2)........................           12%           23%       35%        6%       36%       14%

---------------

 + Annualized.

++ Not Annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    TAX-FREE INCOME FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                 FOR THE
                                                               SIX MONTHS           YEAR ENDED DECEMBER 31,
                                                                  ENDED        ---------------------------------
                                                              JUNE 30, 1998      1997         1996      1995(1)
                                                              -------------    ---------    --------    --------
Net asset value, beginning of period........................    $  10.65       $   10.27    $  10.49    $  10.00
                                                                --------       ---------    --------    --------
Income from Investment Operations:
  Net investment income.....................................        0.23            0.45        0.46        0.36
  Net realized and unrealized gains (losses) on investments
    and futures contracts:..................................       (0.02)           0.41       (0.06)       0.49
                                                                --------       ---------    --------    --------
Total Income from Investment Operations.....................        0.21            0.86        0.40        0.85
                                                                --------       ---------    --------    --------
Less Dividends and Distributions from:
  Net investment income.....................................       (0.22)          (0.45)      (0.46)      (0.36)
  Net realized gains on investments and futures contracts...       (0.01)          (0.03)      (0.16)         --
                                                                --------       ---------    --------    --------
    Total Dividends and Distributions.......................       (0.23)          (0.48)      (0.62)      (0.36)
                                                                --------       ---------    --------    --------
  Net change in net asset value.............................       (0.02)           0.38       (0.22)       0.49
                                                                --------       ---------    --------    --------
  Net asset value, end of period............................    $  10.63       $   10.65    $  10.27    $  10.49
                                                                ========       =========    ========    ========
Total return................................................        2.01%++         8.59%       3.92%       8.64%++
Ratios/Supplemental Data:
  Net Assets, end of period (000's).........................    $125,280       $ 116,652    $109,948    $121,855
  Ratio of expenses to average net assets...................        0.78%+          0.79%       0.82%       0.73%+
  Ratio of net investment income to average net assets......        4.26%+          4.32%       4.38%       4.44%+
  Ratio of expenses to average net assets*..................        0.79%+          0.80%       0.82%       0.91%+
  Ratio of net investment income to average net assets*.....        4.25%+          4.31%       4.38%       4.26%+
  Portfolio turnover rate(2)................................          20%             16%         40%         10%

---------------

  +  Annualized.
 ++  Not annualized.
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(1)  The Institutional Class commenced operations on March 20,
     1995.
(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    TAX-FREE INCOME FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                               FOR THE SIX
                                                              MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                              JUNE 30, 1998    ---------------------------
                                                               (UNAUDITED)      1997      1996     1995(1)
                                                              -------------    ------    ------    -------
Net asset value, beginning of period........................     $10.67        $10.29    $10.52    $10.00
                                                                 ------        ------    ------    ------
Income from Investment Operations:
  Net investment income.....................................       0.21          0.42      0.41      0.31
  Net realized and unrealized gains (losses) on investments
     and futures contracts:.................................      (0.01)         0.42     (0.05)     0.51
                                                                 ------        ------    ------    ------
Total Income from Investment Operations.....................       0.20          0.84      0.36      0.82
                                                                 ------        ------    ------    ------
Less Dividends and Distributions from:
  Net investment income.....................................      (0.20)        (0.42)    (0.43)    (0.30)
  In excess of net investment income........................      (0.01)        (0.01)       --        --
  Net realized gains on investments and futures contracts...         **         (0.03)    (0.12)       --
  In excess of net realized gains...........................      (0.01)           --     (0.04)       --
                                                                 ------        ------    ------    ------
Total Dividends and Distributions...........................      (0.22)        (0.46)    (0.59)    (0.30)
                                                                 ------        ------    ------    ------
Net change in net asset value...............................      (0.02)         0.38     (0.23)     0.52
                                                                 ------        ------    ------    ------
Net asset value, end of period..............................     $10.65        $10.67    $10.29    $10.52
                                                                 ======        ======    ======    ======
Total return(2).............................................       1.89%++       8.32%     3.53%     8.34%++
Ratios/Supplemental Data:
  Net Assets, end of period (000's).........................     $2,033        $1,712    $  936    $  529
  Ratio of expenses to average net assets...................       1.03%+        1.04%     1.07%     0.95%+
  Ratio of net investment income to average net assets......       4.01%+        4.05%     4.14%     4.25%+
  Ratio of expenses to average net assets*..................       1.04%+        1.05%     1.07%     1.17%+
  Ratio of net investment income to average net assets*.....       4.00%+        4.04%     4.14%     4.03%+
  Portfolio turnover rate(3)................................         20%           16%       40%       10%

---------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Investment Class date of the initial public investment was March 31, 1995.

 (2) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    MICHIGAN MUNICIPAL BOND FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                              FOR THE SIX
                                             MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                             JUNE 30, 1998    -------------------------------------------------------
                                              (UNAUDITED)       1997        1996        1995        1994      1993(1)
                                             -------------    --------    --------    --------    --------    -------
Net asset value, beginning of period.....      $  10.21       $  10.08    $  10.12    $   9.72    $  10.06    $ 10.00
                                               --------       --------    --------    --------    --------    -------
Income from Investment Operations:
  Net investment income..................          0.20           0.41        0.39        0.39        0.37       0.23
  Net realized and unrealized gains
    (losses) on investments..............         (0.02)          0.13       (0.04)       0.39       (0.34)      0.07
                                               --------       --------    --------    --------    --------    -------
Total Income from Investment
  Operations.............................          0.18           0.54        0.35        0.78        0.03       0.30
                                               --------       --------    --------    --------    --------    -------
Less Dividends and Distributions from:
  Net investment income..................         (0.20)         (0.41)      (0.39)      (0.37)      (0.36)     (0.22)
  In excess of net investment income.....            --             --          --       (0.01)      (0.01)     (0.01)
  Net realized gains on investments......            --             --          --          --          --      (0.01)
  In excess of net realized gains........            --             --          --          --          --         **
                                               --------       --------    --------    --------    --------    -------
    Total Dividends and Distributions....         (0.20)         (0.41)      (0.39)      (0.38)      (0.37)     (0.24)
                                               --------       --------    --------    --------    --------    -------
Net change in net asset value............         (0.02)          0.13       (0.04)       0.40       (0.34)      0.06
                                               --------       --------    --------    --------    --------    -------
Net asset value, end of period...........      $  10.19       $  10.21    $  10.08    $  10.12    $   9.72    $ 10.06
                                               ========       ========    ========    ========    ========    =======
Total return.............................          1.82%++        5.52%       3.51%       8.20%       0.36%      3.06%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)........      $121,374       $111,735    $152,623    $185,466    $118,485    $74,647
  Ratio of expenses to average net
    assets...............................          0.69%+         0.69%       0.70%       0.69%       0.49%      0.24%+
  Ratio of net investment income to
    average net assets...................          4.02%+         4.04%       3.83%       3.81%       3.74%      3.34%+
  Ratio of expenses to average net
    assets*..............................          0.70%+         0.70%       0.70%       0.70%       0.74%      0.84%+
  Ratio of net investment income to
    average net assets*..................          4.01%+         4.03%       3.83%       3.80%       3.50%      2.74%+
  Portfolio turnover rate(2).............            25%            13%         24%         42%         27%        10%

---------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Institutional Class commenced operations on May 3, 1993.
 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    MICHIGAN MUNICIPAL BOND FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                             FOR THE SIX
                                            MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                            JUNE 30, 1998    --------------------------------------------------------
                                             (UNAUDITED)       1997        1996        1995        1994      1993(1)
                                            -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period....      $  10.20       $  10.07    $  10.11    $   9.72    $  10.08    $  10.02
                                              --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................          0.20           0.39        0.38        0.37        0.35        0.21
  Net realized and unrealized gains
    (losses) on investments.............         (0.02)          0.14       (0.05)       0.40       (0.34)       0.07
                                              --------       --------    --------    --------    --------    --------
Total Income from Investment
  Operations............................          0.18           0.53        0.33        0.77        0.01        0.28
                                              --------       --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................         (0.19)         (0.40)      (0.35)      (0.37)      (0.34)      (0.21)
  In excess of net investment income....         (0.01)            --       (0.02)      (0.01)      (0.03)         **
  Net realized gains on investments.....            --             --          --          --          --       (0.01)
                                              --------       --------    --------    --------    --------    --------
    Total Dividends and Distributions...         (0.20)         (0.40)      (0.37)      (0.38)      (0.37)      (0.22)
                                              --------       --------    --------    --------    --------    --------
Net change in net asset value...........         (0.02)          0.13       (0.04)       0.39       (0.36)       0.06
                                              --------       --------    --------    --------    --------    --------
Net asset value, end of period..........      $  10.18       $  10.20    $  10.07    $  10.11    $   9.72    $  10.08
                                              ========       ========    ========    ========    ========    ========
Total return(2).........................          1.75%++        5.38%       3.36%       8.01%       0.16%       2.85%++
Ratios/Supplemental Data:
Net Assets, end of period (000's).......      $  4,676       $  4,413    $  2,422    $  1,900    $  1,980    $    283
  Ratio of expenses to average net
    assets..............................          0.84%+         0.84%       0.85%       0.83%       0.49%       0.25%+
  Ratio of net investment income to
    average net assets..................          3.87%+         3.88%       3.68%       3.68%       3.80%       3.43%+
  Ratio of expenses to average net
    assets*.............................          0.95%+         0.95%       0.95%       0.85%       0.68%       1.08%+
  Ratio of net investment income to
    average net assets*.................          3.76%+         3.77%       3.58%       3.67%       3.61%       2.60%+
  Portfolio turnover rate(3)............            25%            13%         24%         42%         27%         10%

---------------

 + Annualized.

++ Not annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Amount is less than $0.005.

(1) The Investment Class date of initial public investment was May 11, 1993.

(2) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

(3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements

The Kent Funds
                                    MONEY MARKET FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                             FOR THE SIX
                                            MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                            JUNE 30, 1998    --------------------------------------------------------
                                             (UNAUDITED)       1997        1996        1995        1994        1993
                                            -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period....      $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................         0.025          0.051       0.050       0.050       0.040       0.030
                                              --------       --------    --------    --------    --------    --------
Less Dividends from:
  Net investment income.................        (0.025)        (0.051)     (0.050)     (0.050)     (0.040)     (0.030)
                                              --------       --------    --------    --------    --------    --------
Net change in net asset value...........            --             --          --          --          --          --
                                              --------       --------    --------    --------    --------    --------
Net asset value, end of period..........      $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                              ========       ========    ========    ========    ========    ========
Total return............................          2.56%++        5.23%       5.06%       5.58%       3.75%       2.68%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......      $512,831       $474,378    $483,919    $424,815    $323,539    $359,624
  Ratio of expenses to average net
    assets..............................          0.55%+         0.52%       0.52%       0.55%       0.60%       0.60%
  Ratio of net investment income to
    average net assets..................          5.10%+         5.11%       4.95%       5.45%       3.65%       2.65%
  Ratio of expenses to average net
    assets*.............................          0.63%+         0.62%       0.62%       0.63%       0.65%       0.68%
  Ratio of net investment income to
    average net assets*.................          5.02%+         5.01%       4.85%       5.37%       3.59%       2.57%

---------------

 + Annualized.

++ Not annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                       See Notes to Financial Statements

The Kent Funds
                                    MONEY MARKET FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                               FOR THE SIX
                                              MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1998    --------------------------------------------------------
                                               (UNAUDITED)       1997        1996        1995        1994        1993
                                              -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period......      $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income...................         0.025          0.051       0.050       0.050       0.040       0.030
                                                --------       --------    --------    --------    --------    --------
Less Dividends from:
  Net investment income...................        (0.025)        (0.051)     (0.050)     (0.050)     (0.040)     (0.030)
                                                --------       --------    --------    --------    --------    --------
Net change in net asset value.............            --             --          --          --          --          --
                                                --------       --------    --------    --------    --------    --------
Net asset value, end of period............      $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                ========       ========    ========    ========    ========    ========
Total return..............................          2.56%++        5.23%       5.06%       5.56%       3.71%       2.67%
Ratios/Supplemental Data:
Net Assets, end of period (000's).........      $  2,890       $  1,179    $    804    $  1,227    $    369    $    593
  Ratio of expenses to average net
    assets................................          0.55%+         0.52%       0.52%       0.55%       0.63%       0.63%
  Ratio of net investment income to
    average net assets....................          5.10%+         5.11%       4.94%       5.41%       3.58%       2.63%
  Ratio of expenses to average net
    assets*...............................          0.63%+         0.62%       0.62%       0.62%       0.68%       4.49%
  Ratio of net investment income (loss) to
    average net assets*...................          5.02%+         5.01%       4.84%       5.33%       3.53%      (1.24%)

---------------

 + Annualized.

++ Not annualized.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                       See Notes to Financial Statements

The Kent Funds
                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                              FOR THE SIX
                                             MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                             JUNE 30, 1998    --------------------------------------------------------
                                              (UNAUDITED)       1997        1996        1995        1994        1993
                                             -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period.......    $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                               --------       --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income....................       0.015          0.033       0.030       0.030       0.020       0.020
                                               --------       --------    --------    --------    --------    --------
Less Dividends from:
  Net investment income....................      (0.015)        (0.033)     (0.030)     (0.030)     (0.020)     (0.020)
                                               --------       --------    --------    --------    --------    --------
Net change in net asset value..............          --             --          --          --          --          --
                                               --------       --------    --------    --------    --------    --------
Net asset value, end of period.............    $  1.000       $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                               ========       ========    ========    ========    ========    ========
Total return...............................        1.55%++        3.31%       3.11%       3.50%       2.40%       2.00%
Ratios/Supplemental Data:
Net Assets, end of period (000's)..........    $295,971       $211,682    $155,424    $145,215    $128,164    $183,366
  Ratio of expenses to average net
    assets.................................        0.54%+         0.52%       0.54%       0.56%       0.60%       0.60%
  Ratio of net investment income to average
    net assets.............................        3.09%+         3.27%       3.06%       3.45%       2.33%       1.96%
  Ratio of expenses to average net
    assets*................................        0.63%+         0.63%       0.64%       0.65%       0.70%       0.69%
  Ratio of net investment income to average
    net assets*............................        3.00%+         3.16%       2.96%       3.36%       2.23%       1.87%

---------------

+  Annualized.
++ Not annualized.
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                       See Notes to Financial Statements

The Kent Funds
                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                      FOR THE SIX
                                                        MONTHS
                                                         ENDED                   YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 1998    ----------------------------------------------
                                                      (UNAUDITED)      1997      1996      1995      1994      1993
                                                     -------------    ------    ------    ------    ------    ------
Net asset value, beginning of period...............  $       1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                                                     -------------    ------    ------    ------    ------    ------
Income from Investment Operations:
  Net investment income............................          0.015     0.033     0.030     0.030     0.020     0.020
                                                     -------------    ------    ------    ------    ------    ------
Less Dividends from:
  Net investment income............................         (0.015)   (0.033)   (0.030)   (0.030)   (0.020)   (0.020)
                                                     -------------    ------    ------    ------    ------    ------
Net change in net asset value......................             --        --        --        --        --        --
Net asset value, end of period.....................  $       1.000    $1.000    $1.000    $1.000    $1.000    $1.000
                                                     =============    ======    ======    ======    ======    ======
Total return.......................................           1.55%++   3.31%     3.11%     3.48%     2.38%     1.98%
Ratios/Supplemental Data:
Net Assets, end of period (000's)..................  $         389    $  289    $  782     1,603       379       149
  Ratio of expenses to average net assets..........           0.54%+    0.52%     0.54%     0.54%     0.63%     0.63%
  Ratio of net investment income to average net
    assets.........................................           3.09%+    3.22%     3.06%     3.48%     2.47%     2.01%
  Ratio of expenses to average net assets *........           0.63%+    0.63%     0.64%     0.62%     0.73%     3.77%
  Ratio of net investment income (loss) to average
    net assets *...................................           3.00%+    3.11%     2.96%     3.39%     2.37%    (1.13)%

---------------

+  Annualized.

++ Not annualized.

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                       See Notes to Financial Statements

The Kent Funds
                                    GOVERNMENT MONEY MARKET
                                    FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                               FOR THE SIX        PERIOD
                                                              MONTHS ENDED        ENDED
                                                              JUNE 30, 1998    DECEMBER 31,
                                                               (UNAUDITED)       1997(1)
                                                              -------------    ------------
Net asset value, beginning of period........................     $ 1.000         $ 1.000
                                                                 -------         -------
Income from Investment Operations:
  Net investment income.....................................       0.026           0.031
                                                                 -------         -------
Less Dividends from:
  Net investment income.....................................      (0.026)         (0.031)
                                                                 -------         -------
Net change in net asset value...............................          --              --
                                                                 -------         -------
Net asset value, end of period..............................     $ 1.000         $ 1.000
                                                                 =======         =======
Total return................................................        2.58%++         3.10%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................     $98,759         $94,624
  Ratio of expenses to average net assets...................        0.37%+          0.35%+
  Ratio of net investment income to average net assets......        5.16%+          5.23%+
  Ratio of expenses to average net assets*..................        0.68%+          0.50%+
  Ratio of net investment income to average net assets*.....        4.85%+          5.08%+

---------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (1) The Fund commenced operations June 2, 1997.

                       See Notes to Financial Statements

The Kent Funds
                                    GOVERNMENT MONEY MARKET
                                    FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                               FOR THE SIX        PERIOD
                                                              MONTHS ENDED        ENDED
                                                              JUNE 30, 1998    DECEMBER 31,
                                                               (UNAUDITED)       1997(1)
                                                              -------------    ------------
Net asset value, beginning of period........................     $ 1.000         $ 1.000
                                                                 -------         -------
Income from Investment Operations:
  Net investment income.....................................       0.026           0.030
                                                                 -------         -------
Less Dividends from:
  Net investment income.....................................      (0.026)         (0.030)
                                                                 -------         -------
Net change in net asset value...............................          --              --
                                                                 -------         -------
Net asset value, end of period..............................     $ 1.000         $ 1.000
                                                                 =======         =======
Total return................................................        2.58%++         3.06%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................     $    34         $     2
  Ratio of expenses to average net assets...................        0.37%+          0.43%+
  Ratio of net investment income to average net assets......        5.16%+          5.17%+
  Ratio of expenses to average net assets*..................        0.68%+          0.57%+
  Ratio of net investment income to average net assets*.....        4.85%+          5.03%+

---------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (1) The Fund commenced operations June 2, 1997.

                       See Notes to Financial Statements

                          Audited Financial Statements
                  for the Fiscal Year Ended December 31, 1997

                                    THE KENT FUNDS
                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                      COMMON STOCKS -- 97.8%
            ADVERTISING -- 0.1%
    15,200  Interpublic Group Companies
            Inc.............................  $    757,150
                                              ------------
            AEROSPACE & DEFENSE -- 1.2%
   104,274  Boeing Co.......................     5,102,908
    21,300  Lockheed Martin Corp............     2,098,050
         1  Raytheon Co. -- Class A.........            19
    29,000  Raytheon Co. -- Class B.........     1,464,500
                                              ------------
                                                 8,665,477
                                              ------------
            APPLIANCES & HOUSEHOLD PRODUCTS -- 0.2%
    25,200  Maytag Corp.....................       940,275
    14,900  Whirlpool Corp..................       819,500
                                              ------------
                                                 1,759,775
                                              ------------
            AUTO/TRUCK -- ORIGINAL EQUIPMENT -- 0.2%
    15,000  Dana Corp.......................       712,500
    16,800  TRW Inc.........................       896,700
                                              ------------
                                                 1,609,200
                                              ------------
            AUTO/TRUCK -- REPLACEMENT
            EQUIPMENT -- 0.1%
    24,550  Genuine Parts Co................       833,166
                                              ------------

            AUTOMOTIVE -- 1.6%
   121,500  Ford Motor Co...................     5,915,531
   100,100  General Motors Corp.............     6,068,563
                                              ------------
                                                11,984,094
                                              ------------
            BANKS -- MAJOR REGIONAL -- 6.1%
    69,200  Banc One Corp...................     3,758,425
    36,300  Bank of New York Co., Inc.......     2,098,594
    17,100  BankBoston Corp.................     1,606,331
    10,400  Comerica, Inc...................       938,600
    18,500  Corestates Financial Corp.......     1,481,156
    17,000  Fifth Third Bancorp.............     1,389,750
    27,900  First Chicago NBD Corp..........     2,329,650
    52,900  First Union Corp................     2,711,125
    23,500  Fleet Financial Group, Inc......     1,761,031
    19,300  Huntington Bancshares...........       694,800
    31,500  KeyCorp.........................     2,230,594
    29,900  Mellon Bank Corp................     1,812,688
    20,300  National City Corp..............     1,334,725
    63,000  NationsBank.....................     3,831,187
   100,000  Norwest Corp....................     3,862,499
    42,500  PNC Bank Corp...................     2,425,156
     6,900  Republic New York Corp..........       787,894
    15,900  State Street Corp...............       925,181
    20,800  SunTrust Banks, Inc.............     1,484,600
    23,300  U.S. Bancorp....................     2,608,144

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            BANKS -- MAJOR REGIONAL (CONTINUED)
    24,000  Wachovia Corp...................  $  1,947,000
     8,400  Wells Fargo & Co................     2,851,275
                                              ------------
                                                44,870,405
                                              ------------
            BANKS -- MONEY CENTER -- 2.4%
    67,300  BankAmerica Corp................     4,912,900
     8,900  Bankers Trust New York Corp.....     1,000,694
    40,800  Chase Manhattan Corp............     4,467,600
    44,500  Citicorp........................     5,626,468
    16,400  J.P. Morgan & Co., Inc..........     1,851,150
                                              ------------
                                                17,858,812
                                              ------------
            BEVERAGES -- ALCOHOLIC -- 0.7%
    70,200  Anheuser-Busch Co., Inc.........     3,088,800
    53,300  Seagram Co., Ltd................     1,722,256
                                              ------------
                                                 4,811,056
                                              ------------
            BEVERAGES -- SOFT DRINKS -- 3.0%
   227,200  Coca-Cola Co....................    15,137,199
   181,600  PepsiCo, Inc....................     6,617,050
                                              ------------
                                                21,754,249
                                              ------------
            BROADCASTING/CABLE -- 0.5%
    14,200  Clear Channel Communications*...     1,128,013
    31,700  Comcast Corp. Special...........     1,000,531
    55,795  Tele-Communications Inc.*.......     1,558,773
                                              ------------
                                                 3,687,317
                                              ------------
            BUILDING & CONSTRUCTION --
            MISCELLANEOUS -- 0.3%
     9,900  Armstrong World Industries,
            Inc.............................       740,025
    24,200  Masco Corp......................     1,231,175
                                              ------------
                                                 1,971,200
                                              ------------
            BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.2%
    11,600  Centex Corp.....................       730,075
    18,600  Pulte Corp......................       777,713
                                              ------------
                                                 1,507,788
                                              ------------
            BUILDING PRODUCTS --
            RETAIL/WHOLESALE -- 0.7%
    69,200  Home Depot, Inc.................     4,074,150
    17,300  Lowe's Cos., Inc................       824,994
                                              ------------
                                                 4,899,144
                                              ------------
            BUILDING PRODUCTS -- WOOD -- 0.1%
    18,600  Weyerhaeuser Co.................       912,563
                                              ------------
            CHEMICALS -- DIVERSIFIED -- 1.9%
    32,500  Dow Chemical Co.................     3,298,749
   109,200  E.I. du Pont de Nemours & Co....     6,558,824
    22,600  Hercules, Inc...................     1,131,413
    37,100  PPG Industries, Inc.............     2,119,338
    23,700  Union Carbide Corp..............     1,017,619
                                              ------------
                                                14,125,943
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            CHEMICALS -- SPECIALTY -- 0.3%
    25,700  Great Lakes Chemical Corp.......  $  1,153,287
    27,500  Nalco Chemical Co...............     1,087,969
                                              ------------
                                                 2,241,256
                                              ------------
            COMPUTER SOFTWARE -- 2.5%
    12,400  Adobe Systems, Inc..............       511,500
   115,800  Microsoft Corp..................    14,967,149
    27,700  Nextlevel Systems Inc.*.........       495,138
    97,800  Oracle Corp.*...................     2,182,162
                                              ------------
                                                18,155,949
                                              ------------
            COMPUTERS -- LOCAL AREA NETWORK -- 0.9%
    19,400  Cabletron Systems*..............       291,000
    99,750  Cisco Systems, Inc.*............     5,561,063
    60,200  Novell, Inc.*...................       451,500
                                              ------------
                                                 6,303,563
                                              ------------
            COMPUTERS -- MAINFRAME -- 1.4%
    94,800  International Business Machines
            Corp............................     9,912,525
                                              ------------
            COMPUTERS -- MEMORY DEVICES -- 0.1%
    45,800  Seagate Technology, Inc.........       881,650
                                              ------------
            COMPUTERS -- MICRO -- 1.0%
    80,800  Compaq Computer Corp............     4,560,150
    33,600  Dell Computer Corp.*............     2,822,400
                                              ------------
                                                 7,382,550
                                              ------------
            COMPUTERS -- MINI -- 1.3%
    32,100  Digital Equipment Corp.*........     1,187,700
   101,000  Hewlett-Packard Co..............     6,312,499
    34,500  Silicon Graphics, Inc.*.........       429,094
    36,100  Sun Microsystems, Inc.*.........     1,439,488
                                              ------------
                                                 9,368,781
                                              ------------
            COMPUTERS -- SERVICES -- 0.7%
    57,100  Automatic Data Processing,
            Inc.............................     3,504,512
    15,800  Ceridian Corp.*.................       723,838
    30,000  First Data Corp.................       877,500
                                              ------------
                                                 5,105,850
                                              ------------
            CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.6%
    13,500  American Greetings Corp.........       528,188
    60,800  Unilever NV, ADR................     3,796,200
                                              ------------
                                                 4,324,388
                                              ------------
            CONTAINERS & PACKAGING -- 0.1%
    20,500  Owens-Illinois*.................       777,719
                                              ------------
            CONTAINERS -- METAL & GLASS -- 0.1%
    26,100  Ball Corp.......................       921,656
                                              ------------
            COSMETICS & TOILETRIES -- 0.7%
     4,700  Alberto Culver Co., Class B.....       150,694
    52,600  Gillette Co.....................     5,283,012
                                              ------------
                                                 5,433,706
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            DIVERSIFIED -- 4.9%
    54,600  Allied Signal, Inc..............  $  2,125,988
   314,200  General Electric Co.............    23,054,424
    23,900  Johnson Controls, Inc...........     1,141,225
    38,800  Minnesota Mining &
            Manufacturing Co................     3,184,025
    49,700  Rockwell International Corp.....     2,596,825
    24,900  Tenneco, Inc....................       983,550
    22,700  Textron, Inc.,..................     1,418,750
    22,500  United Technologies Corp........     1,638,281
                                              ------------
                                                36,143,068
                                              ------------
            ELECTRICAL COMPONENTS --
            SEMICONDUCTORS -- 2.0%
   160,200  Intel Corp......................    11,254,049
    28,200  LSI Logic Corp.*................       556,950
    38,800  Micron Technology, Inc.*........     1,008,800
    39,200  Texas Instruments, Inc..........     1,764,000
                                              ------------
                                                14,583,799
                                              ------------
            ELECTRONIC -- CONNECTORS -- 0.3%
    46,500  AMP, Inc........................     1,953,000
     9,000  Thomas & Betts Corp.............       425,250
                                              ------------
                                                 2,378,250
                                              ------------
            ELECTRONIC MEASURING EQUIPMENT -- 0.2%
    40,900  Tektronix, Inc..................     1,623,219
                                              ------------
            ELECTRONIC MEASURING MACHINES -- 0.2%
    40,600  Applied Materials, Inc.*........     1,223,075
                                              ------------
            ELECTRONICS -- 0.0%
     3,600  Raychem Corp....................       155,025
                                              ------------
            FINANCIAL -- CONSUMER LOANS -- 0.1%
     6,100  Beneficial Corp.................       507,063
                                              ------------
            FINANCIAL -- INVESTMENT BANKERS -- 0.6%
    38,800  Merrill Lynch & Co., Inc........     2,829,975
    31,300  Schwab (Charles) Corp...........     1,312,644
                                              ------------
                                                 4,142,619
                                              ------------
            FINANCIAL -- LEASING COMPANY -- 0.0%
    10,000  Ryder Systems, Inc..............       327,500
                                              ------------
            FINANCIAL -- MISCELLANEOUS SERVICES -- 1.0%
    44,800  American Express Co.............     3,998,400
    56,300  Morgan Stanley, Dean Witter,
            Discover & Co...................     3,328,738
                                              ------------
                                                 7,327,138
                                              ------------
            FINANCIAL -- MORTGAGE & RELATED
            SERVICES -- 1.2%
   100,100  Fannie Mae......................     5,711,956
    66,400  Freddie Mac.....................     2,784,650
                                              ------------
                                                 8,496,606
                                              ------------
            FINANCIAL -- SAVINGS & LOAN -- 0.1%
    11,400  H.F. Ahmanson & Co..............       763,088
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            FOOD -- CANNED -- 0.6%
    42,600  Campbell Soup Co................  $  2,476,125
    44,900  H.J. Heinz Co...................     2,281,481
                                              ------------
                                                 4,757,606
                                              ------------
            FOOD -- CONFECTIONARY -- 0.1%
    12,600  Hershey Foods Corp..............       780,413
                                              ------------
            FOOD -- DIVERSIFIED -- 1.5%
    45,500  ConAgra, Inc....................     1,492,969
    13,300  CPC International, Inc..........     1,433,075
    23,300  General Mills, Inc..............     1,668,863
    38,100  Kellogg Co......................     1,890,713
    20,300  Quaker Oats Co..................     1,070,825
    10,400  Ralston Purina Group............       966,550
    46,300  Sara Lee Corp...................     2,607,268
                                              ------------
                                                11,130,263
                                              ------------
            FOOD -- FLOUR & GRAIN -- 0.2%
    54,000  Archer-Daniels-Midland Co.......     1,171,125
                                              ------------
            FOOD ITEMS -- WHOLESALE -- 0.1%
    24,100  Supervalu, Inc..................     1,009,188
                                              ------------
            FOREST PRODUCTS -- 0.1%
    28,400  Fort James Corporation..........     1,086,300
                                              ------------
            GAMING -- 0.1%
    16,500  Mirage Resorts*.................       375,375
                                              ------------
            GAS & ELECTRIC UTILITY -- 1.2%
    82,000  PG & E Corp.....................     2,495,875
   192,400  Public Service Enterprises......     6,096,675
                                              ------------
                                                 8,592,550
                                              ------------
            HOTELS & LODGING -- 0.4%
    40,000  Hilton Hotels Corp..............     1,190,000
    10,700  ITT Corp.*......................       886,763
    12,600  Marriott International, Inc.....       872,550
                                              ------------
                                                 2,949,313
                                              ------------
            INSTRUMENTS -- CONTROL -- 0.2%
     9,800  General Signal Corp.............       413,438
    12,800  Honeywell, Inc..................       876,800
                                              ------------
                                                 1,290,238
                                              ------------
            INSURANCE -- ACCIDENT & HEALTH -- 0.2%
    19,600  Aon Corp........................     1,149,050
                                              ------------
            INSURANCE -- BROKERS -- 0.2%
    15,100  Marsh & McLennan Cos., Inc......     1,125,894
                                              ------------
            INSURANCE -- LIFE -- 0.7%
    48,100  American General Corp...........     2,600,406
    27,500  Torchmark Corp..................     1,156,719
    12,400  TransAmerica Corp...............     1,320,600
                                              ------------
                                                 5,077,725
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            INSURANCE -- MULTI-LINE -- 1.9%
    15,100  Aetna, Inc......................  $  1,065,494
    13,700  CIGNA Corp......................     2,370,956
    11,000  Hartford Financial Services
            Group, Inc......................     1,029,188
    20,000  Loews Corp......................     2,122,500
    10,800  MBIA, Inc.......................       721,575
   123,904  Travelers Group, Inc............     6,675,328
                                              ------------
                                                13,985,041
                                              ------------
            INSURANCE -- PROPERTY & CASUALTY -- 2.4%
    48,000  Allstate Corp...................     4,362,000
    67,800  American International Group....     7,373,249
     9,300  Chubb Corp......................       703,313
    11,800  General Re Corp.................     2,501,600
    14,200  Lincoln National Corp...........     1,109,375
    21,700  Safeco Corp.....................     1,057,875
    28,000  USF&G Corp......................       617,750
                                              ------------
                                                17,725,162
                                              ------------
            LEISURE & RECREATION/GAMING -- 0.0%
    11,700  Harrah's Entertainment, Inc.*...       220,838
                                              ------------
            MACHINE TOOLS & RELATED PRODUCTS -- 0.2%
    48,200  Cincinnati Milacron, Inc........     1,250,188
                                              ------------
            MACHINERY -- CONSTRUCTION/MINING -- 0.2%
    36,900  Caterpillar, Inc................     1,791,956
                                              ------------
            MACHINERY -- ELECTRICAL -- 0.5%
    41,500  Emerson Electric Co.............     2,342,156
    10,800  W.W. Grainger, Inc..............     1,049,625
                                              ------------
                                                 3,391,781
                                              ------------
            MACHINERY -- FARM -- 0.3%
    19,900  Briggs & Stratton Corp..........       966,394
    24,500  Deere & Co......................     1,428,656
                                              ------------
                                                 2,395,050
                                              ------------
            MACHINERY -- GENERAL INDUSTRIAL -- 0.2%
    34,500  Cooper Industries, Inc..........     1,690,500
                                              ------------
            MACHINERY -- THERMAL PROCESSOR -- 0.2%
    26,500  Thermo Electron Corp.*..........     1,179,250
                                              ------------
            MEDIA CONGLOMERATES -- 1.4%
    56,100  Time Warner, Inc................     3,478,200
    67,400  Walt Disney Co..................     6,676,813
                                              ------------
                                                10,155,013
                                              ------------
            MEDICAL -- BIOMEDICAL/GENETIC -- 0.2%
    25,400  Amgen, Inc......................     1,374,775
                                              ------------
            MEDICAL -- DRUGS -- 8.4%
    73,700  Abbott Laboratories.............     4,831,956
     5,800  Alza Corp.*.....................       184,513
    64,400  American Home Products Corp.....     4,926,600
   118,500  Bristol-Myers Squibb Co.........    11,213,062
   131,300  Eli Lilly & Co..................     9,141,763
   125,800  Merck & Co., Inc................    13,366,249
   124,700  Pfizer, Inc.....................     9,297,944

                                   Continued

                                    THE KENT FUNDS
                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            MEDICAL -- DRUGS (CONTINUED)
    47,600  Pharmacia & Upjohn, Inc.........  $  1,743,350
    70,600  Schering-Plough Corp............     4,386,025
    26,500  Warner-Lambert Co...............     3,286,000
                                              ------------
                                                62,377,462
                                              ------------
            MEDICAL -- HEALTH MEDICAL
            ORGANIZATION -- 0.1%
    21,500  Humana, Inc.*...................       446,125
                                              ------------
            MEDICAL -- HOSPITAL -- 0.2%
    61,000  Columbia/HCA Healthcare Corp....     1,807,125
                                              ------------
            MEDICAL -- WHOLESALE DRUG -- 0.2%
    14,900  Cardinal Health, Inc............     1,119,363
                                              ------------
            MEDICAL INSTRUMENTS -- 0.1%
    42,700  Biomet, Inc.....................     1,094,188
                                              ------------
            MEDICAL PRODUCTS -- 0.3%
     4,600  Allergan, Inc...................       154,388
    38,000  Baxter International, Inc.......     1,916,625
     8,500  Mallinckrodt, Inc...............       323,000
                                              ------------
                                                 2,394,013
                                              ------------
            MEDICAL/DENTAL SUPPLIES -- 1.5%
    20,000  Becton, Dickinson & Co..........     1,000,000
    56,800  C.R. Bard, Inc..................     1,778,550
   127,900  Johnson & Johnson...............     8,425,413
                                              ------------
                                                11,203,963
                                              ------------
            METAL -- GOLD -- 0.6%
   151,500  Barrick Gold Corp...............     2,821,687
    50,500  Newmont Mining Corp.............     1,483,438
                                              ------------
                                                 4,305,125
                                              ------------
            METAL -- MISCELLANEOUS -- 0.2%
    76,800  Cyprus Amax Minerals Co.........     1,180,800
                                              ------------
            METAL -- NON-FERROUS -- 0.5%
    30,000  Asarco, Inc.....................       673,125
    18,500  Phelps Dodge Corp...............     1,151,625
    25,000  Reynolds Metals Co..............     1,500,000
                                              ------------
                                                 3,324,750
                                              ------------
            OFFICE AUTOMATION & EQUIPMENT -- 0.3%
    20,900  Pitney Bowes, Inc...............     1,879,694
                                              ------------
            OFFICE SUPPLIES & FORMS -- 0.2%
    29,100  IKON Office Solutions, Inc......       818,438
    62,500  Moore Corp., Ltd................       945,312
                                              ------------
                                                 1,763,750
                                              ------------
            OIL & GAS -- DRILLING -- 0.6%
    50,200  Schlumberger Ltd................     4,041,100
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            OIL -- INTERNATIONAL INTEGRATED -- 3.5%
    64,000  Chevron Corp....................  $  4,928,000
   242,400  Exxon Corp......................    14,831,849
    77,200  Mobil Corp......................     5,572,875
                                              ------------
                                                25,332,724
                                              ------------
            OIL -- PRODUCTION/PIPELINE -- 0.1%
     9,600  Columbia Gas System, Inc........       754,200
                                              ------------
            OIL -- U.S. EXPLORATION & PRODUCTION -- 0.1%
    20,000  Union Pacific Resources Group,
            Inc.............................       485,000
                                              ------------
            OIL -- U.S. INTEGRATED -- 4.4%
   144,700  Amoco Corp......................    12,317,587
    92,900  Atlantic Richfield Co...........     7,443,612
    13,100  Kerr-Mcgee Corp.................       829,394
    15,900  Pennzoil Co.....................     1,062,319
    76,000  Phillips Petroleum Co...........     3,695,499
    95,100  Unocal Corp.....................     3,691,069
    88,500  USX-Marathon Group..............     2,986,875
                                              ------------
                                                32,026,355
                                              ------------
            OIL REFINING -- 0.4%
    30,900  Ashland, Inc....................     1,658,944
    35,680  Sun Co., Inc....................     1,500,790
                                              ------------
                                                 3,159,734
                                              ------------
            PAPER & RELATED PRODUCTS -- 0.6%
    12,600  Georgia Pacific Corp............       765,450
    39,900  International Paper Co..........     1,720,687
    20,000  Mead Corp.......................       560,000
    19,700  Union Camp Corp.................     1,057,644
    10,000  Westvaco Corp...................       314,375
                                              ------------
                                                 4,418,156
                                              ------------
            PHOTOGRAPHY -- 0.2%
    26,500  Polaroid Corp...................     1,290,219
                                              ------------
            POLLUTION CONTROL -- 0.1%
    38,600  Safety-Kleen Corp...............     1,059,088
                                              ------------
            PROTECTION -- SAFETY -- 0.4%
    60,800  Tyco International Ltd..........     2,739,800
                                              ------------
            PUBLISHING -- BOOKS -- 0.1%
    14,000  McGraw-Hill Cos., Inc...........     1,036,000
                                              ------------
            PUBLISHING -- NEWSPAPERS -- 0.8%
     9,200  Dow Jones & Co..................       493,925
    40,700  Gannett, Inc....................     2,515,769
    14,600  Knight-Ridder, Inc..............       759,200
    10,000  New York Times Co...............       661,250
     9,400  Times Mirror Co.................       578,100
    17,900  Tribune Co......................     1,114,275
                                              ------------
                                                 6,122,519
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            RESTAURANTS -- 0.5%
    66,100  McDonald's Corp.................  $  3,156,275
    20,000  Wendy's International, Inc......       481,250
                                              ------------
                                                 3,637,525
                                              ------------
            RETAIL -- APPAREL/SHOES -- 0.5%
    59,100  Gap, Inc........................     2,094,356
    58,700  Limited, Inc....................     1,496,850
                                              ------------
                                                 3,591,206
                                              ------------
            RETAIL -- DISCOUNT -- 2.4%
    31,300  Dayton-Hudson Corp..............     2,112,750
    38,500  Toys 'R' Us, Inc.*..............     1,210,344
   365,600  Wal-Mart Stores, Inc. (b).......    14,418,349
                                              ------------
                                                17,741,443
                                              ------------
            RETAIL -- DRUG STORE -- 0.2%
    49,300  Walgreen Co.....................     1,546,788
                                              ------------
            RETAIL -- MAJOR DEPARTMENT STORES -- 0.6%
    30,400  J.C. Penney, Inc................     1,833,500
    23,100  May Department Stores Co........     1,217,081
    37,600  Sears, Roebuck & Co.............     1,701,400
                                              ------------
                                                 4,751,981
                                              ------------
            RETAIL -- REGIONAL DEPARTMENT STORES -- 0.2%
    20,000  Dillards Department Stores,
            Inc.............................       705,000
    20,500  Federated Department Stores,
            Inc.*...........................       882,781
                                              ------------
                                                 1,587,781
                                              ------------
            RETAIL -- SUPERMARKETS -- 0.1%
    34,600  American Stores Co..............       711,463
                                              ------------
            RETAIL/WHOLESALE -- AUTO PARTS -- 0.2%
    38,300  Autozone, Inc.*.................     1,110,700
                                              ------------
            RUBBER -- TIRES -- 0.2%
    17,400  Goodyear Tire & Rubber Co.......     1,107,075
                                              ------------
            SHOES & RELATED APPAREL -- 0.1%
    14,200  Nike, Inc.......................       557,350
     3,200  Reebok International Ltd.*......        92,200
                                              ------------
                                                   649,550
                                              ------------
            SOAP & CLEANING PREPARATIONS -- 1.4%
   127,200  Procter & Gamble Co.............    10,152,150
                                              ------------
            STEEL -- PRODUCERS -- 0.2%
    36,000  USX-U.S. Steel Group, Inc.......     1,125,000
                                              ------------
            TELECOMMUNICATIONS -- 0.2%
    59,400  US West Media Group*............     1,715,175
                                              ------------
            TELECOMMUNICATIONS -- EQUIPMENT -- 2.2%
    16,000  Harris Corp.....................       734,000
    64,200  Lucent Technologies, Inc........     5,127,975
   181,600  Motorola, Inc...................    10,362,549
                                              ------------
                                                16,224,524
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            TEXTILE -- APPAREL -- 0.1%
    20,000  VF Corp.........................  $    918,750
                                              ------------
            TOBACCO -- 1.9%
   286,500  Philip Morris Cos., Inc.........    12,982,031
    29,000  U.S.T., Inc.....................     1,071,188
                                              ------------
                                                14,053,219
                                              ------------
            TOOLS -- HAND HELD -- 0.1%
    12,500  Snap-On, Inc....................       545,312
     9,700  The Stanley Works...............       457,719
                                              ------------
                                                 1,003,031
                                              ------------
            TOYS/GAME/HOBBY -- 0.4%
    33,800  Hasbro, Inc.....................     1,064,700
    47,600  Mattel, Inc.....................     1,773,100
                                              ------------
                                                 2,837,800
                                              ------------
            TRANSPORTATION -- AIR FREIGHT -- 0.1%
    14,900  Federal Express Corp.*..........       909,831
                                              ------------
            TRANSPORTATION -- AIRLINE -- 0.4%
     9,100  AMR Corp.*......................     1,169,350
     7,300  Delta Air Lines, Inc............       868,700
    43,900  Southwest Airlines Co...........     1,081,038
                                              ------------
                                                 3,119,088
                                              ------------
            TRANSPORTATION -- RAILROAD -- 0.7%
    35,000  CSX Corp........................     1,890,001
    34,500  Norfolk Southern Corp...........     1,063,031
    29,500  Union Pacific Corp..............     1,841,906
                                              ------------
                                                 4,794,938
                                              ------------
            UTILITIES -- ELECTRIC POWER -- 3.0%
    67,700  Baltimore Gas & Electric Co.....     2,306,031
   129,200  Consolidated Edison Co. of New
            York, Inc.......................     5,297,199
    33,700  Detroit Edison Co...............     1,168,969
    64,600  Dominion Resources, Inc.........     2,749,537
    30,000  Entergy Corp....................       898,125
    92,300  First Energy Corp.*.............     2,676,700
    16,800  Florida Power & Light, Inc......       994,350
    19,400  Houston Industries, Inc.........       517,738
    15,400  Northern States Power Co........       897,050
    65,700  PacifiCorp......................     1,794,431
    44,600  PECO Energy Corp................     1,081,550
    35,100  Texas Utilities Co..............     1,458,844
     9,700  Union Electric Co...............       419,525
                                              ------------
                                                22,260,049
                                              ------------
            UTILITIES -- GAS DISTRIBUTION -- 0.2%
    20,000  Eastern Enterprises.............       900,000
     8,700  ONEOK Inc.......................       351,263
                                              ------------
                                                 1,251,263
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    GROWTH AND INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

SHARES OR
PRINCIPAL                                        MARKET
  AMOUNT                                         VALUE
---------                                        ------
                                 COMMON STOCKS (CONTINUED)
            UTILITIES -- TELEPHONE -- 5.3%
   293,200  AT&T Corp.......................  $ 17,958,499
    73,000  Bell Atlantic Corp..............     6,643,000
    94,700  BellSouth Corp..................     5,332,794
    87,901  SBC Communications, Inc.........     6,438,748
    49,100  U.S. West, Inc..................     2,215,638
                                              ------------
                                                38,588,679
                                              ------------
            TOTAL COMMON STOCKS.............   716,892,238
            (Cost $607,045,067)               ------------

                    COMMERCIAL PAPER -- 2.1%
            AUTOMOTIVE -- 2.1%
$15,500,886 General Motors Acceptance Corp.,
            5.65%, 1/2/98...................    15,500,886
                                              ------------
            TOTAL COMMERCIAL PAPER              15,500,886
            (Cost $15,500,886)                ------------

TOTAL INVESTMENTS -- 99.9%..................   732,393,124
                      (Cost $622,545,953)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.......................       922,510
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $733,315,634
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $72,274. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $119,844,634
       Unrealized depreciation...............
                                                (10,069,737)
                                               ------------
       Net unrealized appreciation...........
                                               $109,774,897
                                               ============

(b) Security has been deposited as initial margin on open futures contracts.

* Non-income producing security

ADR American Depositary Receipt

At December 31, 1997, the Portfolio's open futures contracts were as follows:

  # OF           OPENING          CURRENT       MARKET
CONTRACTS     CONTRACT TYPE      POSITION        VALUE
---------   ------------------  -----------   -----------
   58       Standard & Poor's   $13,921,880   $14,196,950
               500, 3/19/98

                       See Notes to Financial Statements.

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                     COMMON STOCKS  -- 97.3%
            ADVERTISING -- 0.6%
    53,400  Catalina Market Corp.*..........  $  2,469,750
    66,300  True North Communications.......     1,640,925
                                              ------------
                                                 4,110,675
                                              ------------
            AEROSPACE & DEFENSE -- 0.3%
    35,800  Alliant Techsystems, Inc.*......     1,995,850
                                              ------------
            AEROSPACE/DEFENSE EQUIPMENT -- 1.2%
    47,500  AAR Corp........................     1,840,624
    57,800  Aviall, Inc.*...................       863,388
    69,100  Banner Aerospace, Inc.*.........       764,419
    30,000  Curtiss-Wright Corp.............     1,089,375
    48,800  Fairchild Corp., Class A*.......     1,213,900
   100,000  Hexcel Corp.*...................     2,493,749
    16,800  Whitehall Corp.*................       302,400
    32,600  Whittaker Corp.*................       358,600
                                              ------------
                                                 8,926,455
                                              ------------
            AGRICULTURAL OPERATIONS -- 0.0%
    27,900  Orange Co., Inc.................       224,944
                                              ------------
            AGRICULTURE -- 0.1%
    18,600  Delta Pine & Land Co............       567,300
                                              ------------
            APPLIANCES & HOUSEHOLD PRODUCTS -- 0.3%
   119,900  Fedders Corp....................       749,375
    20,800  National Presto Industries,
            Inc.............................       822,900
    69,400  Royal Appliance Manufacturing
            Co.*............................       459,775
                                              ------------
                                                 2,032,050
                                              ------------
            AUDIO/VIDEO PRODUCTION -- 0.4%
    48,280  Harman International Industries,
            Inc.............................     2,048,883
   182,369  Zenith Electronics Corp.*.......       991,631
                                              ------------
                                                 3,040,514
                                              ------------
            AUTO PARTS -- 0.0%
     6,900  Tower Automotive, Inc.*.........       290,231
                                              ------------
            AUTO/TRUCK -- ORIGINAL EQUIPMENT -- 1.2%
    61,800  Arvin Industries, Inc...........     2,058,712
    71,500  Detroit Diesel Corp.*...........     1,698,125
    54,800  Smith (A.O.) Corp...............     2,315,299
    21,200  Sparton Corp.*..................       215,975
    48,700  Standard Products Co............     1,247,938
    64,975  Titan International Inc.........     1,303,561
                                              ------------
                                                 8,839,610
                                              ------------
            AUTO/TRUCK --
            REPLACEMENT EQUIPMENT -- 0.3%
    38,000  Standard Motor Products, Inc....       857,375
    41,225  Wynn's International, Inc.......     1,314,047
                                              ------------
                                                 2,171,422
                                              ------------
            AUTOMOTIVE -- 0.0%
    10,300  Polaris Industries, Inc.........       314,794
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            BANKING -- 1.3%
    57,800  BancorpSouth, Inc...............  $  2,731,049
    50,900  CNB Bancshares, Inc.............     2,452,743
    42,900  Commerce Bancorp, Inc...........     2,187,900
    57,200  Hubco, Inc......................     2,237,950
     7,500  Irwin Financial Corp............       314,063
                                              ------------
                                                 9,923,705
                                              ------------
            BANKING & FINANCE -- 0.2%
    44,400  Capmac Holdings, Inc............     1,542,900
                                              ------------
            BANKS -- NORTHEAST -- 0.4%
    72,600  First Commonwealth Financial....     2,545,538
    21,800  Sterling Bancorp................       523,200
                                              ------------
                                                 3,068,738
                                              ------------
            BANKS -- SOUTHEAST -- 0.3%
     5,300  Colonial Bancgroup, Inc.........       182,519
    62,300  F & M National Corp.............     2,137,669
                                              ------------
                                                 2,320,188
                                              ------------
            BROADCASTING/CABLE -- 0.5%
    53,500  BET Holdings, Inc.*.............     2,922,438
    12,000  Gray Communications Systems,
            Inc.............................       315,000
    35,600  Spelling Entertainment Group*...       249,200
                                              ------------
                                                 3,486,638
                                              ------------
            BUILDING -- 0.9%
    65,400  Calmat Co.......................     1,823,025
    62,400  Centex Construction Products,
            Inc.............................     1,879,800
    40,800  Dravo Corp.*....................       448,800
    32,700  Lone Star Industries, Inc.......     1,737,188
    15,500  Puerto Rican Cement Co..........       777,906
                                              ------------
                                                 6,666,719
                                              ------------
            BUILDING & CONSTRUCTION --
            MISCELLANEOUS -- 0.4%
    11,200  Ameron International Corp.......       708,400
    37,050  Elcor Corp......................       889,200
    11,600  International Aluminum Co.......       362,500
    32,800  Nortek, Inc.*...................       871,250
    44,000  Robertson-Ceco Corp.*...........       429,000
                                              ------------
                                                 3,260,350
                                              ------------
            BUILDING -- HEAVY CONSTRUCTION -- 0.5%
    24,600  Dycom Industries, Inc.*.........       530,438
   143,000  Morrison Knudsen Corp.*.........     1,394,250
    37,700  Stone & Webster, Inc............     1,767,187
                                              ------------
                                                 3,691,875
                                              ------------
            BUILDING -- MAINTENANCE & SERVICE -- 0.2%
    57,800  ABM Industries Inc..............     1,766,513
                                              ------------
            BUILDING -- MOBILE/MANUFACTURING &
            RECREATIONAL VEHICLES -- 0.5%
    30,500  Cavalier Homes, Inc.............       297,375
    45,100  Coachmen Industries, Inc........       972,468
    28,600  Skyline Corp....................       786,500

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            BUILDING -- MOBILE/MANUFACTURING &
            RECREATIONAL VEHICLES (CONTINUED)
    24,400  Thor Industries, Inc............  $    837,225
    68,900  Winnebago Industries, Inc.......       611,488
                                              ------------
                                                 3,505,056
                                              ------------
            BUILDING -- RESIDENTIAL/COMMERCIAL -- 1.0%
    21,000  Beazer Homes USA, Inc.*.........       418,688
    19,600  Continental Home Holding Corp...       788,900
   107,000  Kaufman & Broad Home Corp.......     2,400,812
    23,900  M/I Schottenstein Homes,
            Inc.*...........................       448,125
    52,900  MDC Holdings, Inc...............       796,806
    44,800  Ryland Group, Inc...............     1,058,400
    84,500  Standard-Pacific Corp...........     1,330,875
                                              ------------
                                                 7,242,606
                                              ------------
            BUILDING PRODUCTS -- 0.1%
    33,760  Republic Gypsum Co..............       552,820
                                              ------------
            BUILDING PRODUCTS -- AIR CONDITIONING/
            HEAT -- 0.2%
    24,100  Mestek, Inc.*...................       451,875
    41,975  Watsco, Inc.....................     1,036,258
                                              ------------
                                                 1,488,133
                                              ------------
            BUILDING PRODUCTS -- DOORS & TRUSSES -- 0.1%
   103,900  Premdor, Inc.*..................       961,075
                                              ------------
            BUILDING PRODUCTS -- LIGHTING/FIXTURES -- 0.1%
    45,000  Thomas Industries, Inc..........       888,750
                                              ------------
            BUILDING PRODUCTS -- RETAIL/WHOLESALE -- 0.3%
    59,900  Hughes Supply, Inc..............     2,092,756
                                              ------------
            BUSINESS INFORMATION -- 0.6%
    17,000  Duff & Phelps Credit Rating
            Co..............................       690,625
    60,800  Metromail Corp.*................     1,086,800
    68,800  Primark Corp.*..................     2,799,300
                                              ------------
                                                 4,576,725
                                              ------------
            BUSINESS SERVICES -- 1.3%
    72,600  ADVO, Inc.*.....................     1,415,700
    52,400  Caribiner International,
            Inc.*...........................     2,331,800
    38,300  Fair Issac & Co., Inc...........     1,275,869
    61,700  Franklin Covey Co.*.............     1,357,400
   101,200  Interim Services, Inc.*.........     2,618,549
    17,100  Union Corp.*....................       537,581
                                              ------------
                                                 9,536,899
                                              ------------
            CAPITAL GOODS -- 0.1%
    18,600  Watts Industries Inc Class A....       526,613
                                              ------------
            CHEMICALS -- DIVERSIFIED -- 0.6%
    44,222  B.F. Goodrich Co................     1,832,470
    60,700  ChemFirst, Inc..................     1,714,775
    57,413  Schawk, Inc., Class A...........       645,896
                                              ------------
                                                 4,193,141
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            CHEMICALS -- PLASTIC -- 0.7%
    68,300  Geon Co.........................  $  1,596,513
    76,600  Spartech Corp...................     1,158,575
    34,945  Tredegar Industries, Inc........     2,302,001
                                              ------------
                                                 5,057,089
                                              ------------
            CHEMICALS -- SPECIALTY -- 1.1%
    55,600  Bush Boake Allen, Inc.*.........     1,456,025
    28,500  Chemed Corp.....................     1,180,969
    38,600  LeaRonal, Inc...................       907,100
    67,200  Lilly Industries, Inc...........     1,386,000
    30,300  McWhorter Technologies, Inc.*...       780,225
   137,000  NL Industries, Inc.*............     1,866,624
    18,500  Oil-Dri Corp....................       305,250
                                              ------------
                                                 7,882,193
                                              ------------
            COAL -- 0.2%
    85,300  Zeigler Coal Holding Co.........     1,391,456
                                              ------------
            COMMERCIAL SERVICES -- 0.4%
    20,300  Affiliated Computer Services --
            Class A*........................       534,144
    10,800  CDI Corp.*......................       494,100
    11,400  Norrell Corp....................       226,575
    19,800  NOVA Corp.*.....................       495,000
    86,700  Paymentech, Inc.*...............     1,278,825
                                              ------------
                                                 3,028,644
                                              ------------
            COMPUTER SOFTWARE -- 1.8%
    60,700  Bell & Howell Co.*..............     1,468,181
   210,000  Computervision Corp.*...........       800,625
    60,000  Excalibur Technologies Corp.*...       513,750
    17,100  Factset Research Systems*.......       525,825
   129,500  Learning Co., Inc.*.............     2,080,093
    44,900  Media 100, Inc.*................       224,500
    87,000  Microprose, Inc.*...............       190,313
    18,300  National Data Corp..............       661,088
   135,000  Physician Computer Network,
            Inc.*...........................       540,000
    68,400  Platinum Software, Inc.*........       803,700
    29,400  Project Software & Development,
            Inc.*...........................       690,900
    25,100  Rainbow Technologies, Inc.*.....       727,900
    15,800  Software Spectrum, Inc.*........       187,625
    88,500  SPS Transaction Services,
            Inc.*...........................     1,996,780
    41,200  State of the Art, Inc.*.........       669,500
   114,300  Vanstar Corp.*..................     1,293,019
    27,700  Vmark Software, Inc.*...........       221,600
                                              ------------
                                                13,595,399
                                              ------------
            COMPUTERS -- GRAPHICS -- 0.1%
   105,366  Chyron Corp.*...................       467,562
    19,200  STB Systems, Inc.*..............       422,400
                                              ------------
                                                   889,962
                                              ------------
            COMPUTERS -- INTEGRATED SYSTEMS -- 0.3%
    90,200  Cerner Corp.*...................     1,905,475
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            COMPUTERS -- MEMORY DEVICES -- 0.3%
    68,911  Applied Magnetics Corp.*........  $    766,635
    49,300  Hutchinson Technology, Inc.*....     1,078,438
    49,400  Syquest Technology, Inc.*.......       165,181
                                              ------------
                                                 2,010,254
                                              ------------
            COMPUTERS -- MICRO -- 0.2%
   105,700  Data General Corp.*.............     1,843,144
                                              ------------
            COMPUTERS -- OPTICAL RECOGNITION -- 0.2%
    54,200  BancTec, Inc.*..................     1,453,238
                                              ------------
            COMPUTERS -- PERIPHERAL EQUIPMENT -- 0.8%
    35,700  Analogic Corp...................     1,356,599
    35,550  Davox Corp.*....................     1,159,819
    31,100  ENCAD, Inc.*....................       855,250
    24,300  MICROS Systems, Inc.*...........     1,093,500
    69,500  Mylex Corp.*....................       625,500
    28,500  Par Technology Corp.*...........       258,281
    24,200  Printronix, Inc.*...............       409,888
    12,462  TransAct Technologies, Inc.*....       138,640
    12,400  Tridex Corp.*...................        60,450
                                              ------------
                                                 5,957,927
                                              ------------
            COMPUTERS -- SERVICES -- 1.1%
    61,800  Analysts International Corp.....     2,132,099
    24,500  Broadway & Seymour, Inc.*.......       235,813
    20,400  BTG, Inc.*......................       201,450
    64,950  Computer Horizons Corp.*........     2,922,749
    57,600  Computer Task Group, Inc........     2,048,400
   106,300  PSINet, Inc.*...................       544,788
                                              ------------
                                                 8,085,299
                                              ------------
            CONSUMER GOODS & SERVICES -- 0.2%
   102,100  Carter-Wallace Inc..............     1,722,938
                                              ------------
            CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.6%
    61,200  Department 56, Inc.*............     1,759,499
    49,900  Ekco Group, Inc.*...............       386,725
    21,300  Jostens, Inc....................       491,231
    60,600  Mikasa, Inc.....................       882,488
    47,550  Oneida, Ltd.....................     1,268,991
                                              ------------
                                                 4,788,934
                                              ------------
            CONTAINERS -- METAL & GLASS -- 0.3%
    37,400  United States Can Corp.*........       631,125
    43,700  Zero Corp.......................     1,294,613
                                              ------------
                                                 1,925,738
                                              ------------
            CONTAINERS -- PAPER & PLASTIC -- 0.3%
    77,300  ACX Technologies, Inc.*.........     1,889,019
                                              ------------
            COSMETICS & TOILETRIES -- 0.4%
   143,000  Playtex Products, Inc.*.........     1,465,750
    54,400  Windmere-Durable Holding,
            Inc.............................     1,227,400
                                              ------------
                                                 2,693,150
                                              ------------
            DATA PROCESSING & REPRODUCTION -- 0.2%
    67,700  Pegasystems, Inc.*..............     1,366,694
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            DIVERSIFIED -- 1.7%
    41,850  Allied Products Corp............  $  1,004,400
    29,400  Bairnco Corp....................       292,163
    45,600  Clarcor, Inc....................     1,350,900
    17,700  Craig Corp.*....................       359,531
    90,800  Gencorp, Inc....................     2,269,999
    95,700  Griffon Corp.*..................     1,399,613
    52,850  Manitowoc Co., Inc..............     1,717,625
    19,500  Nashua Corp.*...................       229,125
    41,500  Standex International Corp......     1,462,875
    99,300  Triarc Cos., Inc.*..............     2,705,924
                                              ------------
                                                12,792,155
                                              ------------
            ELECTRICAL & ELECTRONIC -- 0.4%
    22,800  Ametek, Inc.....................       615,600
    28,500  Berg Electronics Corp.*.........       648,375
    39,000  Integrated Process Equipment*...       614,250
     9,600  MDU Resources Group, Inc........       303,600
    28,500  MEMC Electronic Materials,
            Inc.*...........................       434,625
                                              ------------
                                                 2,616,450
                                              ------------
            ELECTRICAL COMPONENTS --
            SEMICONDUCTORS -- 1.4%
    60,800  Cypress Semiconductor Corp.*....       516,800
    70,600  Dallas Semi-Conductors Corp.....     2,876,949
    65,800  General Semiconductor, Inc.*....       760,813
    34,100  Integrated Circuit Systems,
            Inc.*...........................       971,850
    84,300  PMC-Sierra, Inc.*...............     2,613,299
    66,200  Unitrode Corp.*.................     1,423,300
    65,900  Zilog, Inc.*....................     1,256,219
                                              ------------
                                                10,419,230
                                              ------------
            ELECTRICAL EQUIPMENT -- 0.3%
     8,800  C&D Technologies, Inc...........       424,600
    39,600  United Illuminating Co..........     1,819,125
                                              ------------
                                                 2,243,725
                                              ------------
            ELECTRONIC -- MANUFACTURING &
            MACHINERY -- 0.5%
    55,300  Kulicke & Soffa Industries,
            Inc.*...........................     1,029,963
    40,800  PRI Automation, Inc.*...........     1,178,100
    34,600  SpeedFam International, Inc.*...       916,900
    27,600  Watkins-Johnson Co..............       715,875
                                              ------------
                                                 3,840,838
                                              ------------
            ELECTRONIC -- MILITARY  -- 0.1%
    34,800  ESCO Electronics Corp.*.........       587,250
    36,100  United Industrial Corp..........       392,588
                                              ------------
                                                   979,838
                                              ------------
            ELECTRONIC -- MISCELLANEOUS
            COMPONENTS -- 2.1%
    24,100  ACT Manufacturing, Inc.*........       340,413
    67,300  BMC Industries, Inc.............     1,085,213
    46,800  California Amplifier, Inc.*.....        99,450
    64,900  Computer Products, Inc.*........     1,468,362
    44,256  CTS Corp........................     1,413,425
    24,100  Del Global Technologies
            Corp.*..........................       241,000

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            ELECTRONIC -- MISCELLANEOUS COMPONENTS
            (CONTINUED)
    30,900  Hadco Corp.*....................  $  1,398,225
    34,200  Innovex, Inc....................       784,463
    56,700  Littlefuse, Inc.*...............     1,410,413
    61,300  Oak Industries, Inc.*...........     1,819,843
    47,500  OEA, Inc........................     1,374,531
    37,700  Park Electrochemical Corp.......     1,069,738
    68,600  Photronics Corp.*...............     1,663,549
    35,200  Plexus Corp.*...................       523,600
    23,500  RadiSys Corp.*..................       875,375
    17,900  Reptron Electronics, Inc.*......       185,713
                                              ------------
                                                15,753,313
                                              ------------
            ELECTRONIC COMPONENTS/INSTRUMENTS -- 0.3%
    29,400  Cable Design Technologies*......     1,142,925
    35,100  International Rectifier
            Corp.*..........................       414,619
    31,400  Technitrol Inc..................       942,000
                                              ------------
                                                 2,499,544
                                              ------------
            ELECTRONIC MEASURING MACHINES -- 0.5%
    58,200  Fluke Corp......................     1,516,838
    78,300  Genrad, Inc.*...................     2,363,680
    32,500  Microtest, Inc.*................       150,313
                                              ------------
                                                 4,030,831
                                              ------------
            ELECTRONIC PARTS -- DISTRIBUTION -- 0.6%
    29,418  Bell Industries, Inc.*..........       404,498
    74,900  Kent Electronics Corp.*.........     1,881,862
    51,500  Marshall Industries*............     1,545,000
    29,200  Nu Horizons Electronics
            Corp.*..........................       182,500
    23,501  Sterling Electronics Corp.*.....       490,583
                                              ------------
                                                 4,504,443
                                              ------------
            ELECTRONIC PRODUCTS -- MISCELLANEOUS -- 0.7%
    43,900  Aeroflex, Inc.*.................       384,125
    23,500  American Precision
            Industries*.....................       489,094
    31,300  Electronic Retailing Systems
            International, Inc.*............       136,938
    26,400  Franklin Electronic Publishers,
            Inc.*...........................       330,000
    31,700  Kollmorgen Corp.................       580,506
    27,500  Kopin Corp.*....................       462,344
    80,600  MagneTek, Inc.*.................     1,571,700
    43,100  Recoton Corp.*..................       581,850
    19,700  SL Industries, Inc..............       232,706
    25,300  Three-Five Systems, Inc.*.......       417,450
                                              ------------
                                                 5,186,713
                                              ------------
            ENERGY -- ALTERNATIVE SOURCES -- 0.1%
    33,600  Trigen Energy Corp..............       663,600
                                              ------------
            ENGINEERING -- RESEARCH & DEVELOPMENT
            SERVICES -- 0.1%
    17,800  Corrpro Companies, Inc.*........       262,550
    26,490  URS Corp.*......................       412,251
                                              ------------
                                                   674,801
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            ENTERTAINMENT -- 0.1%
    19,200  Vail Resorts, Inc.*.............  $    498,000
                                              ------------
            FERTILIZERS -- 0.2%
    63,636  Mississippi Chemical Corp.......     1,161,357
                                              ------------
            FINANCE -- 1.1%
    20,000  Aames Financial Corp............       258,750
    31,000  CB Commercial Real Estate
            Services Group, Inc.*...........       997,813
    41,700  Everen Capital Corp.............     1,980,750
   109,100  Imperial Credit Industries,
            Inc.*...........................     2,236,549
    39,500  National Discount Brokers
            Group*..........................       525,844
    14,100  Oppenheimer Capital, L.P........       426,525
     7,500  Trans Financial, Inc............       291,563
    75,100  United Cos. Financial Corp......     1,164,050
                                              ------------
                                                 7,881,844
                                              ------------
            FINANCIAL -- CONSUMER LOANS -- 0.4%
   123,500  Arcadia Financial Ltd.*.........       918,531
    45,400  Student Loan Corp...............     2,241,625
                                              ------------
                                                 3,160,156
                                              ------------
            FINANCIAL -- INVESTMENT BANKERS -- 1.8%
    28,200  Advest Group, Inc...............       696,188
    38,750  Inter-Regional Financial Group,
            Inc.............................     2,673,749
    17,900  Interstate/Johnson Lane, Inc....       474,350
    69,800  Jefferies Group, Inc............     2,857,437
    59,300  McDonald & Co. Investments,
            Inc.............................     1,682,638
   100,325  Morgan Keegan, Inc..............     2,539,476
    61,500  Piper Jaffray Cos., Inc.........     2,240,906
                                              ------------
                                                13,164,744
                                              ------------
            FINANCIAL -- INVESTMENT MANAGEMENT
            COS. -- 0.5%
    26,400  Atlanta Sosnoff Capital Corp....       316,800
   107,300  Insignia Financial Group,
            Inc.*...........................     2,467,900
   144,500  Phoenix Duff & Phelps Corp......     1,156,000
                                              ------------
                                                 3,940,700
                                              ------------
            FINANCIAL -- LEASING COMPANY -- 0.6%
    36,200  DVI, Inc.*......................       669,700
    81,250  Interpool, Inc..................     1,203,516
    92,930  National Auto Credit, Inc.*.....       493,691
   123,100  Rollins Truck Leasing Corp......     2,200,412
                                              ------------
                                                 4,567,319
                                              ------------
            FINANCIAL -- MISCELLANEOUS SERVICES -- 0.2%
    13,600  Hallwood Group, Inc.*...........       506,600
    20,200  Stewart Information Services
            Corp............................       585,800
    28,500  Transmedia Network, Inc.........       147,844
                                              ------------
                                                 1,240,244
                                              ------------
            FINANCIAL -- SAVINGS & LOAN -- 1.9%
    83,475  Commercial Federal Corp.........     2,968,579
    87,130  Downey Financial Corp...........     2,477,759
    25,826  First Republic Bancorp, Inc.*...       824,818
    50,650  Firstbank Puerto Rico...........     1,725,266

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            FINANCIAL -- SAVINGS & LOAN (CONTINUED)
    34,700  Firstfed Financial Corp.*.......  $  1,344,625
    69,033  New York Bancorp, Inc...........     2,739,746
    18,100  PonceBank.......................       341,638
    80,273  Westcorp........................     1,354,607
                                              ------------
                                                13,777,038
                                              ------------
            FINANCIAL -- SMALL BUSINESS INVESTMENT
            CO. & COMMERCIAL -- 0.5%
    61,200  PEC Israel Economic Corp.*......     1,323,450
    82,000  Safeguard Scientifics, Inc......     2,572,750
                                              ------------
                                                 3,896,200
                                              ------------
            FOOD & HOUSEHOLD PRODUCTS -- 0.1%
    12,300  Dominick's Supermarkets,
            Inc.*...........................       448,950
                                              ------------
            FOOD -- DIVERSIFIED -- 0.5%
    54,400  Earthgrains Co..................     2,556,800
    41,500  Smucker (J.M.) Co...............       954,500
                                              ------------
                                                 3,511,300
                                              ------------
            FOOD -- FLOUR & GRAIN -- 0.2%
    50,600  International Multi-Foods
            Corp............................     1,432,613
                                              ------------
            FOOD -- MEAT PRODUCTS -- 0.4%
    85,600  Hudson Foods, Inc., Class A.....     1,760,150
    77,500  Pilgrim's Pride Corp............     1,206,094
                                              ------------
                                                 2,966,244
                                              ------------
            FOOD PRODUCTS -- 90.1%
     8,000  Suiza Foods Corp.*..............       476,500
                                              ------------
            FURNITURE -- 0.3%
    40,387  Bush Industries, Inc............     1,050,062
    16,800  Chromcraft Revington, Inc.*.....       537,600
    36,250  Rowe Furniture Corp.............       290,000
    24,900  Shelby Williams Industries,
            Inc.............................       410,850
                                              ------------
                                                 2,288,512
                                              ------------
            GLASS PRODUCTS -- 0.2%
    43,800  Libbey, Inc.....................     1,658,925
                                              ------------
            HEALTH CARE -- 0.8%
    47,600  Apria Healthcare Group, Inc.*...       639,625
    23,700  Harborside Health*..............       468,075
    40,800  Orthodontic Centers of
            America*........................       678,300
   165,400  Paracelsus Health*..............       558,225
   142,692  Paragon Health Network*.........     2,791,412
    23,100  Renal Treatment Centers,
            Inc.*...........................       834,488
                                              ------------
                                                 5,970,125
                                              ------------
            HOTELS & LODGING -- 1.0%
     9,200  Capstar Hotel Co.*..............       315,675
    84,450  Marcus Corp.....................     1,557,047
   107,500  Prime Hospitality Corp.*........     2,190,312
    79,900  Red Roof Inns, Inc.*............     1,223,469
    54,000  Wyndham Hotel*..................     2,180,250
                                              ------------
                                                 7,466,753
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            HOUSEHOLD PRODUCTS -- 0.0%
     7,100  La-Z-Boy Inc....................  $    306,188
                                              ------------
            INDUSTRIAL -- AUTOMOTIVE/ROBOTICS -- 0.4%
    28,400  Esterline Technologies Corp.*...     1,022,400
    76,000  Gerber Scientific, Inc..........     1,510,500
    35,500  Medar, Inc.*....................       190,813
                                              ------------
                                                 2,723,713
                                              ------------
            INDUSTRIAL GOODS & SERVICES -- 0.5%
    63,800  Genl Chemical...................     1,706,650
    25,500  Terra Industries Inc............       333,094
    77,400  U S Rentals, Inc.*..............     1,818,900
                                              ------------
                                                 3,858,644
                                              ------------
            INSTRUMENTS -- CONTROL -- 0.2%
     9,400  Flowserve Corp..................       262,613
    39,600  Pacific Scientific Co...........       950,400
                                              ------------
                                                 1,213,013
                                              ------------
            INSTRUMENTS -- SCIENTIFIC -- 0.6%
    33,600  Dionex Corp.*...................     1,688,400
    50,300  Dynatech Corp.*.................     2,357,813
    31,700  EG&G, Inc.......................       659,756
                                              ------------
                                                 4,705,969
                                              ------------
            INSURANCE -- 1.7%
    77,300  Allied Group, Inc...............     2,212,713
    29,855  Amerus Life Holdings Inc........     1,100,887
    50,200  CNA Surety Corp.*...............       774,963
    32,900  Highlands Insurance Group*......       933,538
    62,900  Lasalle Re Holdings Ltd.........     2,225,087
    43,100  Mid Atlantic Medical Services,
            Inc.*...........................       549,525
    46,900  NAC Re Corp.....................     2,289,305
    62,500  Nationwide Financial Services...     2,257,812
     9,100  PXRE Corp.......................       302,006
                                              ------------
                                                12,645,836
                                              ------------
            INSURANCE -- ACCIDENT & HEALTH -- 0.4%
    54,200  Penncorp Financial Group,
            Inc.............................     1,934,263
    25,550  RLI Corp........................     1,272,709
                                              ------------
                                                 3,206,972
                                              ------------
            INSURANCE -- BROKERS -- 0.6%
    58,500  Arthur J. Gallagher & Co........     2,014,593
    43,300  Blanch (E.W.) Holdings, Inc.....     1,491,144
    43,800  Hilb, Rogal & Hamilton Co.......       845,888
                                              ------------
                                                 4,351,625
                                              ------------
            INSURANCE -- LIFE -- 1.5%
   111,700  American Annuity Group, Inc.....     2,457,400
    45,100  American Heritage Life
            Investment Corp.................     1,623,600
    51,510  Delphi Financial Group*.........     2,317,950
    76,800  John Alden Financial Corp.......     1,843,200
    41,800  Life Re Corp....................     2,724,837
                                              ------------
                                                10,966,987
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            INSURANCE -- MULTI-LINE -- 1.3%
    46,500  Enhance Financial Services
            Group, Inc......................  $  2,766,749
    62,100  FBL Financial Group Inc., Class
            A...............................     2,491,763
    51,600  Fidelity National Financial,
            Inc.............................     1,606,047
   100,000  Mutual Risk Management Ltd......     2,993,749
                                              ------------
                                                 9,858,308
                                              ------------
            INSURANCE -- PROPERTY & CASUALTY -- 2.7%
    49,600  Acceptance Insurance Cos.*......     1,199,700
    42,200  Capital Re Corp.................     2,619,037
    32,600  Executive Risk, Inc.............     2,275,887
    37,300  First American Financial
            Corp............................     2,755,537
    77,380  Frontier Insurance Group,
            Inc.............................     1,770,068
    93,500  HCC Insurance Holdings, Inc.....     1,986,875
    39,100  MMI Cos., Inc...................       982,388
    33,400  Nymagic, Inc....................       920,588
    16,392  USF&G Corp......................       361,643
    49,050  Vesta Insurance Group, Inc......     2,912,343
    58,300  Zenith National Insurance Co....     1,501,225
                                              ------------
                                                19,285,291
                                              ------------
            LASERS -- SYSTEMS/COMPONENTS -- 0.4%
    27,900  Coherent, Inc.*.................       979,988
    12,700  Cyberoptics Corp.*..............       288,925
    28,600  Electro Scientific Industries,
            Inc.*...........................     1,086,800
    37,800  VISX, Inc.*.....................       836,325
                                              ------------
                                                 3,192,038
                                              ------------
            LEISURE -- 0.0%
    20,900  Coleman*........................       335,706
                                              ------------
            LEISURE & RECREATION PRODUCTS -- 0.5%
    25,200  Coastcast Corp.*................       349,650
    38,000  Huffy Corp......................       513,000
    47,530  K2, Inc.........................     1,081,308
    76,400  Sturm, Ruger & Co., Inc.........     1,408,625
                                              ------------
                                                 3,352,583
                                              ------------
            LEISURE & RECREATION SERVICES -- 0.3%
    32,100  Carmike Cinemas, Inc.*..........       920,869
   314,300  Cineplex Odeon Corp.*...........       392,875
    22,300  GC Cos., Inc.*..................     1,056,462
                                              ------------
                                                 2,370,206
                                              ------------
            LEISURE & RECREATION/GAMING -- 0.9%
   129,900  Aztar Corp.*....................       811,875
   173,400  Boyd Gaming Corp.*..............     1,148,775
   121,550  Grand Casinos, Inc.*............     1,656,119
    27,900  Harveys Casino Resorts*.........       578,925
    25,300  Jackpot Enterprises, Inc........       286,206
    26,400  Midway Games, Inc.*.............       480,150
    46,200  Showboat, Inc...................     1,357,125
    68,700  Trump Hotels & Casino Resorts,
            Inc.*...........................       459,431
                                              ------------
                                                 6,778,606
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            LINEN SUPPLY & RELATED -- 0.3%
    26,000  Angelica Corp...................  $    588,250
    58,200  Unifirst Corp...................     1,633,238
                                              ------------
                                                 2,221,488
                                              ------------
            MACHINE TOOLS & RELATED PRODUCTS -- 0.5%
    37,700  Applied Power, Inc..............     2,601,300
    23,600  Brown & Sharpe Manufacturing
            Co.*............................       240,425
    30,400  Gleason Corp....................       818,900
                                              ------------
                                                 3,660,625
                                              ------------
            MACHINERY -- CONSTRUCTION/MINING -- 0.4%
    14,600  Christiana Cos., Inc.*..........       578,525
    55,400  CMI Corp., Class A..............       287,388
    44,050  Commercial Intertech Corp.......       914,038
    40,600  Terex Corp.*....................       954,099
                                              ------------
                                                 2,734,050
                                              ------------
            MACHINERY -- ELECTRICAL -- 0.2%
    40,157  Kuhlman Corp....................     1,571,143
                                              ------------
            MACHINERY -- FARM -- 0.1%
    27,400  Alamo Group Inc.................       594,238
                                              ------------
            MACHINERY -- GENERAL INDUSTRIAL -- 1.3%
    40,500  Chart Industries, Inc...........       923,906
    64,400  Global Industrial Technologies,
            Inc.*...........................     1,090,775
    49,325  Graco, Inc......................     1,840,438
    65,025  Idex Corp.......................     2,267,746
    23,700  Katy Industries, Inc............       482,888
   101,266  Paxar Corp.*....................     1,500,003
    29,800  Scotsman Industries, Inc........       728,238
    10,100  Sequa Corp., Class B*...........       747,400
     7,400  Twin Disc, Inc..................       242,350
                                              ------------
                                                 9,823,744
                                              ------------
            MACHINERY -- MATERIAL HANDLING -- 0.4%
    62,600  Interlake Corp.*................       293,438
    23,700  Nacco Industries, Inc...........     2,540,343
                                              ------------
                                                 2,833,781
                                              ------------
            MANUFACTURING -- CAPITAL GOODS -- 0.1%
    17,200  Imation Corp.*..................       275,200
    21,300  Roper Industries, Inc...........       601,725
                                              ------------
                                                   876,925
                                              ------------
            MATERIALS -- 0.1%
    17,600  Longview Fibre Co...............       267,300
     7,500  OM Group, Inc...................       274,688
                                              ------------
                                                   541,988
                                              ------------
            MEDICAL -- BIOMEDICAL/GENETIC -- 0.2%
    41,600  Diagnostic Products Corp........     1,154,400
    52,889  Molecular Biosystems, Inc.*.....       449,557
                                              ------------
                                                 1,603,957
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            MEDICAL -- BIOTECHNOLOGY -- 0.1%
    29,800  Cryolife, Inc.*.................  $    406,025
                                              ------------
            MEDICAL -- DRUGS -- 0.3%
    65,400  Alpharma, Inc...................     1,422,450
    42,060  Vitalink Pharmacy Services,
            Inc.*...........................     1,014,698
                                              ------------
                                                 2,437,148
                                              ------------
            MEDICAL -- HEALTH MEDICAL
            ORGANIZATION -- 0.5%
    41,200  PHP Healthcare Corp.*...........       620,575
    53,500  Sierra Health Services, Inc.*...     1,798,938
    41,400  United Wisconsin Services,
            Inc.............................     1,066,050
                                              ------------
                                                 3,485,563
                                              ------------
            MEDICAL -- HOSPITAL -- 0.4%
    45,200  Healthplan Services Corp........       949,200
    46,900  Pediatrix Medical Group,
            Inc.*...........................     2,004,975
                                              ------------
                                                 2,954,175
                                              ------------
            MEDICAL -- HOSPITAL MANAGEMENT &
            SERVICES -- 0.0%
    82,100  Physicians Resource Group,
            Inc.*...........................       359,188
                                              ------------
            MEDICAL -- HOSPITAL SERVICES -- 0.3%
    26,700  Magellan Health Services,
            Inc.*...........................       574,050
    89,400  Quest Diagnostics, Inc.*........     1,508,625
                                              ------------
                                                 2,082,675
                                              ------------
            MEDICAL -- NURSING HOMES -- 0.2%
    58,100  Integrated Health Services,
            Inc.............................     1,811,994
                                              ------------
            MEDICAL -- OUTPATIENT/HOME CARE -- 0.6%
   126,900  Coram Healthcare Corp.*.........       428,288
    78,700  Genesis Health Ventures,
            Inc.*...........................     2,075,713
   165,100  NovaCare, Inc.*.................     2,156,618
                                              ------------
                                                 4,660,619
                                              ------------
            MEDICAL -- WHOLESALE DRUG -- 0.1%
    35,300  Bindley Western Industries,
            Inc.............................     1,089,888
                                              ------------
            MEDICAL EQUIPMENT & SUPPLIES -- 0.0%
    27,700  Oakley, Inc.*...................       251,031
                                              ------------
            MEDICAL INSTRUMENTS -- 0.5%
    84,700  Acuson Corp.*...................     1,402,844
    46,560  Elscint, Ltd.*..................       372,480
    72,690  Graham-Field Health Products,
            Inc.*...........................     1,213,014
    38,800  OEC Medical Systems, Inc.*......       773,575
                                              ------------
                                                 3,761,913
                                              ------------
            MEDICAL PRODUCTS -- 0.5%
    45,800  BEC Group, Inc.*................       271,938
    83,200  Haemonetics Corp.*..............     1,164,800
    24,800  Maxxim Medical, Inc.*...........       539,400
    96,200  Owens & Minor, Inc..............     1,394,900
                                              ------------
                                                 3,371,038
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            MEDICAL SUPPLIES -- 0.1%
    22,700  Sola International, Inc.*.......  $    737,750
                                              ------------
            MEDICAL/DENTAL SUPPLIES -- 0.8%
    82,000  Ballard Medical Products........     1,988,500
    35,500  Cooper Cos, Inc.*...............     1,451,063
    57,100  Sunrise Medical, Inc.*..........       881,481
    50,000  West Co., Inc...................     1,487,500
                                              ------------
                                                 5,808,544
                                              ------------
            METAL -- GOLD -- 0.2%
   107,800  Agnico-Eagle Mines, Ltd.........       586,163
    73,800  Glamis Gold, Ltd................       272,138
   148,100  Hecla Mining Co.*...............       731,243
                                              ------------
                                                 1,589,544
                                              ------------
            METAL -- IRON -- 0.4%
    34,000  Cleveland Cliffs, Inc...........     1,557,625
   125,300  National Steel Corp.*...........     1,448,781
                                              ------------
                                                 3,006,406
                                              ------------
            METAL -- MISCELLANEOUS -- 0.3%
    47,200  Brush Wellman, Inc..............     1,156,400
    21,400  Tremont Corp.*..................     1,118,150
         1  Zemex Corp.*....................             1
                                              ------------
                                                 2,274,551
                                              ------------
            METAL -- NON-FERROUS -- 0.2%
   131,400  Kaiser Aluminum Corp.*..........     1,157,963
                                              ------------
            METAL -- PROCESSING & FABRICATION -- 0.7%
    25,000  Amcast Industrial Corp..........       573,438
    26,300  Ampco-Pittsburgh Corp...........       514,494
    29,200  Chase Industries, Inc.*.........       744,600
    44,533  Commercial Metals Co............     1,405,572
    24,600  Huntco, Inc., Class A...........       415,125
     6,000  Mueller Industries, Inc.*.......       354,000
    41,100  Wolverine Tube, Inc.*...........     1,274,100
                                              ------------
                                                 5,281,329
                                              ------------
            METAL -- SILVER -- 0.1%
    63,400  Coeur d'Alene Mines Corp.*......       570,600
   516,672  Sunshine Mining & Refining
            Co.*............................       516,672
                                              ------------
                                                 1,087,272
                                              ------------
            METAL PRODUCTS -- DISTRIBUTION -- 0.4%
    53,925  Applied Industrial Technology,
            Inc.............................     1,442,493
    45,450  Reliance Steel & Aluminum Co....     1,352,138
                                              ------------
                                                 2,794,631
                                              ------------
            METAL PRODUCTS -- FASTENERS -- 0.3%
    34,500  SPS Technologies, Inc.*.........     1,505,062
    13,800  TransTechnology Corp............       390,713
                                              ------------
                                                 1,895,775
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            OFFICE AUTOMATION & EQUIPMENT -- 0.3%
    17,000  Daisytek International Corp.*...  $    590,750
    34,300  In Focus Systems, Inc.*.........     1,041,863
     9,200  Standard Register Co............       319,700
                                              ------------
                                                 1,952,313
                                              ------------
            OFFICE SUPPLIES & FORMS -- 0.7%
    46,600  American Business Products,
            Inc.............................     1,007,725
    29,700  BT Office Products
            International*..................       230,175
    31,500  CSS Industries, Inc.*...........     1,004,063
    46,700  Ennis Business Forms, Inc.......       431,975
    43,400  Hunt Manufacturing Corp.........     1,028,038
    42,500  New England Business Service,
            Inc.............................     1,434,374
                                              ------------
                                                 5,136,350
                                              ------------
            OIL & GAS -- 0.1%
     9,600  Barrett Resources Corp.*........       290,400
     5,400  Seacor Holdings, Inc.*..........       325,350
                                              ------------
                                                   615,750
                                              ------------
            OIL & GAS -- DRILLING -- 0.4%
   180,200  Parker Drilling Co.*............     2,196,188
    89,020  Zapata Corp.....................       600,885
                                              ------------
                                                 2,797,073
                                              ------------
            OIL -- PRODUCTION/PIPELINE -- 0.5%
    88,400  Aquila Gas Pipeline Corp........     1,138,150
   101,200  Kaneb Services, Inc.*...........       524,975
     7,900  Northern Border Partners,
            L.P.............................       268,600
    80,000  Western Gas Resources, Inc......     1,770,000
                                              ------------
                                                 3,701,725
                                              ------------
            OIL -- U.S. EXPLORATION & PRODUCTION -- 2.5%
    66,000  Berry Petroleum Co..............     1,150,875
    68,700  Cabot Oil & Gas Corp............     1,335,356
    75,700  Cross Timers Oil Co.............     1,887,769
    53,000  HS Resources, Inc.*.............       732,063
    71,900  KCS Energy, Inc.................     1,491,925
    83,600  Louis Dreyfus Natural Gas*......     1,562,275
    97,700  Newfield Exploration Co.*.......     2,277,630
    32,000  Nuevo Energy Co.*...............     1,304,000
    86,000  Snyder Oil Corp.................     1,569,500
    36,000  Stone Energy Corp.*.............     1,206,000
    50,036  Swift Energy Co.*...............     1,053,883
   103,800  Vintage Petroleum, Inc..........     1,972,199
    77,400  Wainoco Oil Corp.*..............       614,363
    24,700  Wiser Oil Co....................       348,888
                                              ------------
                                                18,506,726
                                              ------------
            OIL -- U.S. INTEGRATED -- 0.1%
    13,600  Howell Corp.....................       235,450
    26,100  USX-Delhi Group.................       535,050
                                              ------------
                                                   770,500
                                              ------------
            OIL FIELD MACHINERY & EQUIPMENT  -- 0.1%
    51,300  Daniel Industries, Inc..........       987,525
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            OIL REFINING -- 0.7%
    38,100  Getty Realty Corp...............  $    842,963
    33,500  Giant Industries, Inc...........       636,500
   107,900  Quaker State Corp...............     1,537,575
    80,600  Tesoro Petroleum Corp.*.........     1,249,300
    21,600  Tokheim Corp.*..................       446,850
    37,050  World Fuel Services Corp........       778,050
                                              ------------
                                                 5,491,238
                                              ------------
            OIL-FIELD SERVICES -- 0.6%
    72,600  Oceaneering International,
            Inc.*...........................     1,433,850
    87,600  RPC Energy Services, Inc........     1,034,775
    64,600  Seitel, Inc.*...................     1,106,275
    73,800  Unit Corp.*.....................       710,325
                                              ------------
                                                 4,285,225
                                              ------------
            PAPER & RELATED PRODUCTS -- 0.2%
     6,500  Buckeye Technologies, Inc.*.....       300,625
     8,000  Chesapeake Corp.................       275,000
    35,100  Paragon Trade Brands, Inc.*.....       451,913
    38,700  Pope & Talbot, Inc..............       582,918
                                              ------------
                                                 1,610,456
                                              ------------
            PHOTOGRAPHY -- 0.1%
    39,900  CPI Corp........................       902,738
                                              ------------
            POLLUTION CONTROL -- 0.9%
   114,700  Calgon Carbon Corp..............     1,233,025
    61,300  Dames & Moore, Inc..............       812,225
    34,700  Imco Recycling, Inc.............       557,369
   171,400  Laidlaw Environmental Services,
            Inc.*...........................       835,575
    51,100  Lydall, Inc.*...................       996,450
    76,600  OHM Corp.*......................       584,075
    41,200  Osmonics, Inc.*.................       651,475
    35,500  Zurn Industries, Inc............     1,116,031
                                              ------------
                                                 6,786,225
                                              ------------
            PRECIOUS METALS -- JEWELRY -- 0.2%
    38,100  Handy & Harman..................     1,314,450
                                              ------------
            PRINTING & PUBLISHING -- 0.0%
    17,100  Journal Register Co.*...........       359,100
                                              ------------
            PRINTING -- COMMERCIAL -- 0.0%
    51,800  American Banknote Corp.*........       259,000
                                              ------------
            PROTECTION -- SAFETY -- 0.5%
    63,200  Borg-Warner Security Corp.*.....     1,113,900
    41,725  Wackenhut Corp., Class A........       967,498
    64,100  Wackenhut Corrections Corp.*....     1,722,688
                                              ------------
                                                 3,804,086
                                              ------------
            PUBLISHING -- BOOKS -- 0.4%
    46,200  John Wiley & Sons, Inc..........     2,506,350
    46,300  Thomas Nelson, Inc..............       535,344
                                              ------------
                                                 3,041,694
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            PUBLISHING -- PERIODICALS -- 0.2%
   117,400  American Media, Inc.*...........  $    909,850
    57,100  Playboy Enterprises, Inc.*......       895,756
                                              ------------
                                                 1,805,606
                                              ------------
            REAL ESTATE -- 0.3%
    65,100  Grubb & Ellis Co.*..............       891,056
    58,300  Webb -- (Del) Corp..............     1,515,800
                                              ------------
                                                 2,406,856
                                              ------------
            RESTAURANTS -- 0.9%
    30,600  Cooker Restaurant Corp..........       292,613
   116,400  Foodmaker, Inc.*................     1,753,274
    69,700  Luby's Cafeteria, Inc...........     1,224,106
    19,000  Morton's Restaurant Group,
            Inc.*...........................       384,750
    31,000  Piccadilly Cafeterias, Inc......       406,875
    60,200  Sbarro, Inc.....................     1,584,013
    78,000  Sizzler International, Inc.*....       209,625
    73,900  TCBY Enterprises, Inc...........       558,869
    33,775  UNO Restaurant Corp.*...........       232,203
                                              ------------
                                                 6,646,328
                                              ------------
            RETAIL -- 0.2%
    10,100  Brylane, Inc.*..................       497,425
    17,700  Footstar, Inc.*.................       475,688
    23,600  Heilig Meyers Co................       283,200
     6,800  MSC Industrial Direct Co. --
            Class A*........................       288,150
    13,400  Talbots Inc.....................       242,875
                                              ------------
                                                 1,787,338
                                              ------------
            RETAIL -- APPAREL/SHOES  -- 0.8%
    75,700  Ann Taylor Stores Corp.*........     1,012,487
132,480...  Burlington Coat Factory
            Warehouse Corp..................     2,177,639
   147,000  CML Group, Inc.*................       486,938
    40,000  Cole (Kenneth) Productions,
            Inc.*...........................       642,500
    28,300  Gottschalks, Inc.*..............       237,013
    97,700  Hartmarx Corp.*.................       744,963
    81,800  Starter Corp.*..................       250,513
    52,200  Syms Corp.*.....................       619,875
                                              ------------
                                                 6,171,928
                                              ------------
            RETAIL -- CONSUMER ELECTRONICS -- 0.1%
    98,900  Handleman Co.*..................       686,119
    27,500  Rex Stores Corp.*...............       281,875
                                              ------------
                                                   967,994
                                              ------------
            RETAIL -- DISCOUNT -- 1.0%
    16,100  Alexander's, Inc.*..............     1,462,081
    66,800  Mac Frugal's Bargains --
            Close-Outs, Inc.*...............     2,747,150
    87,000  Shopko Stores, Inc.*............     1,892,250
    62,600  Smart & Final, Inc..............     1,126,800
                                              ------------
                                                 7,228,281
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            RETAIL -- GENERAL MERCHANDISE -- 1.7%
    83,600  AmeriCredit Corp.*..............  $  2,314,674
    85,900  Cash America Intl., Inc.........     1,111,331
    35,200  Cole National Corp.*............     1,053,800
    54,700  Fabri-Centers of America,
            Inc.*...........................     1,220,494
   126,800  Furniture Brands International,
            Inc.*...........................     2,599,399
    63,500  Hancock Fabrics, Inc............       920,750
    67,500  Jenny Craig, Inc.*..............       510,469
    64,350  Russ Berrie & Co., Inc..........     1,689,188
    95,550  The Sports Authority, Inc.*.....     1,409,363
                                              ------------
                                                12,829,468
                                              ------------
            RETAIL -- HOME FURNISHINGS -- 0.1%
   111,500  Bombay Co., Inc.*...............       515,688
                                              ------------
            RETAIL -- JEWELRY -- 0.4%
   118,800  Claire's Stores, Inc............     2,309,175
    20,300  Zale Corp.*.....................       466,900
                                              ------------
                                                 2,776,075
                                              ------------
            RETAIL -- MAIL ORDER -- 0.2%
    72,800  National Media Corp.*...........       236,600
    52,900  Stanhome Inc....................     1,358,869
                                              ------------
                                                 1,595,469
                                              ------------
            RETAIL -- MAJOR DEPARTMENT STORES -- 0.3%
    48,900  Carson Pirie Scott & Co.*.......     2,451,113
                                              ------------
            RETAIL -- REGIONAL DEPARTMENT STORES -- 0.1%
    93,500  Value City Department Stores,
            Inc.*...........................       829,813
                                              ------------
            RETAIL -- SPECIAL LINE -- 0.2%
     8,500  Budget Group, Inc. -- Class
            A*..............................       293,781
    15,400  Global Directmail, Inc.*........       266,613
     8,000  Linens 'n Things, Inc.*.........       349,000
    26,900  Ruddick Corp....................       469,069
                                              ------------
                                                 1,378,463
                                              ------------
            RETAIL -- SUPERMARKETS -- 0.0%
    32,100  Penn Traffic Co.*...............       264,825
                                              ------------
            RETAIL/WHOLESALE -- AUTO PARTS -- 0.1%
    48,900  Discount Auto Parts, Inc.*......       935,213
                                              ------------
            RUBBER & PLASTICS -- 0.2%
    51,800  Furon Co........................     1,081,325
    36,100  Lamson & Sessions Co.*..........       209,831
                                              ------------
                                                 1,291,156
                                              ------------
            RUBBER -- TIRES -- 0.0%
    25,400  China Tire Holdings, Ltd........       206,375
                                              ------------
            SCHOOLS -- 0.3%
    27,100  Berlitz International, Inc.*....       704,600
    77,200  ITT Educational Services,
            Inc.*...........................     1,722,525
                                              ------------
                                                 2,427,125
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            SHOES & RELATED APPAREL -- 0.5%
    25,175  Barry(R.G.) Corp.*..............  $    292,659
    49,800  Brown Group, Inc................       662,963
    45,300  Converse, Inc.*.................       271,800
    72,500  Genesco, Inc.*..................       924,375
    29,900  Timberland Co., Class A*........     1,736,069
                                              ------------
                                                 3,887,866
                                              ------------
            SOAP & CLEANING PREPARATIONS -- 0.4%
    54,800  Church & Dwight Co., Inc........     1,537,825
    21,600  NCH Corp........................     1,414,800
                                              ------------
                                                 2,952,625
                                              ------------
            STEEL -- PIPES & TUBES -- 0.2%
    40,000  NS Group, Inc.*.................       685,000
    40,000  Quanex Corp.....................     1,125,000
                                              ------------
                                                 1,810,000
                                              ------------
            STEEL -- PRODUCERS -- 0.9%
   308,600  Armco, Inc.*....................     1,523,713
    82,900  Birmingham Steel Corp...........     1,305,675
     6,600  Carpenter Technology............       317,213
    83,100  Chaparral Steel Co..............     1,282,856
    16,600  Inland Steel Industries, Inc....       284,275
    63,200  Rouge Industries Inc............       766,300
   116,700  Weirton Steel Corp.*............       313,631
    72,600  WHX Corp.*......................       862,125
                                              ------------
                                                 6,655,788
                                              ------------
            STEEL -- SPECIALTY -- 0.8%
   112,000  J & L Specialty Steel, Inc......     1,127,000
    42,800  Lukens, Inc.....................     1,222,475
    45,300  Material Sciences Corp.*........       552,094
    76,100  Oregon Steel Mills, Inc.........     1,621,881
    58,630  RMI Titanium Co.*...............     1,172,600
                                              ------------
                                                 5,696,050
                                              ------------
            TECHNOLOGY -- 0.1%
    41,300  DBT Online, Inc.*...............     1,029,919
                                              ------------
            TELECOMMUNICATIONS -- 0.1%
    14,100  Boston Technology, Inc.*........       354,263
    12,800  Mastec, Inc.*...................       292,800
                                              ------------
                                                   647,063
                                              ------------
            TELECOMMUNICATIONS -- EQUIPMENT -- 1.3%
    70,300  American Mobile Satelllite
            Corp.*..........................       492,100
    37,200  C-Cor Electronics, Inc..........       571,950
    27,600  Centigram Communications
            Corp.*..........................       467,475
    42,000  CommNet Cellular, Inc.*.........     1,493,625
    68,100  General DataComm Industries,
            Inc.*...........................       319,219
    57,300  InterVoice, Inc.*...............       429,750
    69,400  Network Equipment Technologies,
            Inc.*...........................     1,014,975
    57,800  Plantronics, Inc.*..............     2,311,999
    24,000  Superior Telecom Inc.*..........       829,500

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            TELECOMMUNICATIONS -- EQUIPMENT (CONTINUED)
    20,300  Tech-Sym Corp.*.................  $    516,381
    35,200  Telco Systems, Inc.*............       341,000
   100,500  Telular Corp.*..................       244,969
    45,900  Titan Corp.*....................       286,875
                                              ------------
                                                 9,319,818
                                              ------------
            TELECOMMUNICATIONS -- SERVICES AND
            EQUIPMENT -- 0.4%
    75,800  Allen Telecom Inc.*.............     1,397,563
    25,800  Federal Signal Corp.............       557,925
    36,100  Smartalk Teleservices, Inc.*....       821,275
                                              ------------
                                                 2,776,763
                                              ------------
            TEXTILE -- APPAREL -- 0.8%
    63,000  Authentic Fitness Corp..........     1,161,563
    21,700  Burlington Industries, Inc.*....       299,731
    26,500  Chic by H.I.S., Inc.*...........       193,781
    66,500  Delta Woodside Industries,
            Inc.............................       324,188
    57,650  Kellwood Co.....................     1,729,499
    24,700  Oxford Industries, Inc..........       802,750
    75,900  Phillips-Van Heusen Corp........     1,081,575
    81,000  Tultex Corp.*...................       329,063
    39,200  Worldtex, Inc.*.................       311,150
                                              ------------
                                                 6,233,300
                                              ------------
            TEXTILE -- HOME FURNISHINGS -- 0.4%
    29,800  Cort Business Services Corp.*...     1,186,413
    21,700  Crown Crafts, Inc...............       339,063
    47,700  O' Sullivan Industries*.........       477,000
    37,013  Pillowtex Corp..................     1,290,838
                                              ------------
                                                 3,293,314
                                              ------------
            TEXTILE -- PRODUCTS -- 0.6%
    75,300  Cone Mills Corp.*...............       583,575
    38,500  Dyersburg Corp..................       437,938
    33,700  Galey & Lord, Inc.*.............       602,388
    61,550  Guilford Mills, Inc.............     1,684,930
    90,800  Polymer Group, Inc.*............       862,600
                                              ------------
                                                 4,171,431
                                              ------------
            TOBACCO -- 0.6%
    50,300  Brooke Group, Ltd...............       433,838
    10,800  Consolidated Cigar Holdings
            Inc.*...........................       297,675
    63,446  General Cigar Holdings*.........     1,352,193
    45,100  Schweitzer-Mauduit
            International...................     1,679,974
    25,740  Standard Commercial Corp........       426,319
                                              ------------
                                                 4,189,999
                                              ------------
            TOOLS -- HAND HELD -- 0.3%
    20,000  Starrett (L.S.) Co..............       731,250
    35,200  Toro Co.........................     1,500,400
                                              ------------
                                                 2,231,650
                                              ------------
            TOYS/GAME/HOBBY -- 0.1%
    49,700  Galoob (Lewis) Toys, Inc.*......       506,319
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            TRANSPORTATION -- 0.2%
     5,000  Florida East Coast Industries...  $    480,624
    19,800  Overseas Shipholding Group......       431,888
     5,900  Xtra Corp.......................       345,888
                                              ------------
                                                 1,258,400
                                              ------------
            TRANSPORTATION -- AIR FREIGHT -- 0.2%
    58,900  Pittston Burlington Group.......     1,546,125
                                              ------------
            TRANSPORTATION -- AIRLINE -- 0.3%
    44,000  Alaska Airgroup, Inc.*..........     1,705,000
    17,300  America West Holding Corp. --
            Class B*........................       322,213
                                              ------------
                                                 2,027,213
                                              ------------
            TRANSPORTATION -- EQUIPMENT & LEASING -- 0.5%
    43,000  Greenbrier Cos., Inc............       744,438
   102,300  Westinghouse Air Brake Co.......     2,621,437
                                              ------------
                                                 3,365,875
                                              ------------
            TRANSPORTATION -- SHIPPING -- 0.6%
    20,250  International Shipholding
            Corp............................       349,313
    35,500  Maritrans, Inc..................       346,125
   129,900  OMI Corp.*......................     1,193,456
    40,700  Sea Containers, Ltd.............     1,289,681
    47,200  Teekay Shipping Corp............     1,584,150
                                              ------------
                                                 4,762,725
                                              ------------
            UTILITIES -- ELECTRIC POWER -- 2.5%
    15,000  Baldor Electric Co..............       325,313
    40,600  Black Hills Corp................     1,431,150
    49,400  Central Hudson Gas & Electric
            Corp............................     2,167,424
    91,200  Central Maine Power Co..........     1,390,800
    31,500  Central Vermont Public Service
            Corp............................       480,375
    38,200  CILCORP, Inc....................     1,867,024
    60,500  Commonwealth Energy Systems
            Co..............................     2,011,624
    46,100  Empire District Electric Co.....       904,713
    13,100  Green Mountain Power Corp.......       239,894
    27,100  Interstate Power Co.............     1,014,556
    50,100  Northwestern Public Service
            Co..............................     1,152,300
    38,400  Orange & Rockland Utilities.....     1,788,000
    14,000  Public Service New Mexico.......       331,625
    21,100  St. Joseph Light & Power Co.....       375,844
    36,600  TNP Enterprises, Inc............     1,216,950
    90,320  Tucson Electric Power Co.*......     1,637,050
    10,300  WPL Holdings, Inc...............       341,188
                                              ------------
                                                18,675,830
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
                                 COMMON STOCKS (CONTINUED)
            UTILITIES -- GAS DISTRIBUTION -- 3.0%
    45,150  Atmos Energy Corp...............  $  1,365,787
    37,800  Bay State Gas Co................     1,403,324
    25,950  Cascade Natural Gas Corp........       486,563
    10,100  Chesapeake Utilities Corp.......       207,050
    25,400  Connecticut Energy Corp.........       765,175
    29,900  Connecticut Natural Gas Corp....       779,269
     6,800  Eastern Enterprises.............       306,000
    31,600  Energen Corp....................     1,256,100
     8,700  Energynorth, Inc................       250,669
    63,500  Indiana Energy, Inc.............     2,091,530
    49,400  Laclede Gas Co..................     1,386,287
    50,800  New Jersey Resources Corp.......     2,035,174
    18,500  North Carolina Natural Gas......       642,875
    31,200  NUI Corp........................       895,050
    29,000  Pennsylvania Enterprises,
            Inc.............................       732,250
    53,900  Public Service Co. of North
            Carolina........................     1,246,438
    30,200  South Jersey Industries, Inc....       915,438
    50,405  Southern Union Co.*.............     1,203,425
    74,900  Southwest Gas Corp..............     1,399,693
    69,500  Southwestern Energy Co..........       894,813
    11,000  UGI Corp........................       322,438
     6,200  Wicor Inc.......................       287,913
    29,400  Yankee Energy System, Inc.......       784,613
                                              ------------
                                                21,657,874
                                              ------------
            UTILITIES -- WATER SUPPLY -- 0.9%
    19,600  Aquarion Co.....................       677,425
    17,700  California Water Service Co.....     1,045,406
    21,700  E'Town Corp.....................       872,069
    54,450  Philadelphia Suburban Corp......     1,602,872
    22,500  Southern California Water.......       565,313
    96,600  United Water Resources, Inc.....     1,889,737
                                              ------------
                                                 6,652,822
                                              ------------
            WHOLESALE DISTRIBUTION -- 0.3%
    69,437  JP Foodservice, Inc.*...........     2,564,825
                                              ------------
            WIRE & CABLE PRODUCTS -- 0.4%
    32,600  Anixter International, Inc.*....       537,900
    56,900  Barnes Group, Inc...............     1,294,475
    14,100  Belden, Inc.....................       497,025
    13,200  General Cable Corp..............       477,675
    24,680  Keystone Consolidated
            Industries*.....................       296,160
                                              ------------
                                                 3,103,235
                                              ------------
            TOTAL COMMON STOCKS.............   722,778,366
                                              ------------
            (Cost $534,978,452)

                                   Continued

                                    THE KENT FUNDS
                                    SMALL COMPANY GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL                                        MARKET
  AMOUNT                                         VALUE
----------                                    ------------
                    COMMERCIAL PAPER -- 2.5%
            AUTOMOTIVE  -- 2.5%
$18,251,221 General Motors Acceptance Corp.,
            5.65%, 1/2/98...................  $ 18,251,221
                                              ------------
            TOTAL COMMERCIAL PAPER..........    18,251,221
            (Cost $18,251,221)                ------------

                       U.S. GOVERNMENT OBLIGATIONS -- 0.1%
 1,000,000  U.S. Treasury Bills,
            5.05** 3/26/98 (b)..............       988,100
                                              ------------
            TOTAL U.S. GOVERNMENT
            OBLIGATIONS.....................       988,100
            (Cost $987,890)                   ------------

TOTAL INVESTMENTS -- 99.9%..................   742,017,687
(Cost $554,217,563) (a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.......................       764,001
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $742,781,688
                                              ============

---------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax of $22,800. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $222,533,317
       Unrealized depreciation...............
                                                (34,755,993)
                                               ------------
       Net unrealized appreciation...........
                                               $187,777,324
                                               ============

(b) Security has been deposited as initial margin on open futures contracts.

 * Non-income producing security

** Annualized yield at time of purchase

At December 31, 1997, the Portfolio's open futures contracts were as follows:

  # OF           OPENING          CURRENT       MARKET
CONTRACTS     CONTRACT TYPE      POSITION        VALUE
---------   ------------------  -----------   -----------
   84           Standard &      $20,291,015   $20,561,100
            Poor's............
               500, 3/19/98

                       See Notes to Financial Statements.

                                    THE KENT FUNDS
                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                    COMMON STOCKS -- 97.3%
           AUSTRALIA -- 2.7%
           BANKING -- 0.7%
  142,787  National Australia Bank Ltd......  $  1,993,744
  191,512  Westpac Banking Corp., Ltd.......     1,224,867
                                              ------------
                                                 3,218,611
                                              ------------
           BEVERAGES & TOBACCO -- 0.1%
   85,167  Coca-Cola Amatil Ltd.............       636,271
                                              ------------
           BREWERY -- 0.1%
  178,336  Fosters Brewing Group Ltd........       339,297
                                              ------------
           BROADCASTING & PUBLISHING -- 0.2%
  197,062  News Corp., Ltd..................     1,087,539
                                              ------------
           BUILDING PRODUCTS -- 0.1%
  105,708  Boral Ltd........................       267,238
   34,780  Hardie (James) Industries Ltd....       101,365
   80,788  Pioneer International Ltd........       220,556
                                              ------------
                                                   589,159
                                              ------------
           CHEMICALS -- 0.0%
   22,970  ICI Australia Ltd................       160,890
                                              ------------
           CLOSED END FUNDS -- 0.0%
   28,285  Stockland Trust Group............        65,554
                                              ------------
           DIVERSIFIED -- 0.1%
   16,044  Smith (Howard Ltd.)..............       133,181
   53,703  Southcorp Holdings Ltd...........       177,754
                                              ------------
                                                   310,935
                                              ------------
           ENERGY -- 0.5%
  207,143  Broken Hill Proprietary Co.
           Ltd..............................     1,923,286
                                              ------------
           ENGINEERING -- 0.0%
   22,400  Leighton Holdings Ltd............        78,230
                                              ------------
           ENTERTAINMENT -- 0.0%
   62,916  Crown Ltd. *.....................        27,876
   40,300  Sydney Harbour Casino Holdings
           Ltd. *...........................        38,206
   26,100  TABCORP Holdings Ltd.............       122,442
                                              ------------
                                                   188,524
                                              ------------
           FOOD PRODUCTS -- 0.0%
   39,301  Burns, Philp & Co., Ltd..........         6,146
  108,833  Goodman Fielder Ltd..............       173,025
                                              ------------
                                                   179,171
                                              ------------
           GAS UTILITY -- 0.0%
   25,100  Australian Gas Light Co., Ltd....       174,991
                                              ------------
           INDUSTRIAL GOODS & SERVICES -- 0.1%
   91,818  CSR Ltd.                                311,093
   88,700  Pacific Dunlop Ltd...............       187,830
                                              ------------
                                                   498,923
                                              ------------
           INSURANCE -- 0.1%
   53,074  GIO Australia Holdings Ltd.......       135,662
   32,135  QBE Insurance Group Ltd..........       144,620
                                              ------------
                                                   280,282
                                              ------------
           MANUFACTURING-CAPITAL GOODS -- 0.0%
   25,575  Email Ltd........................        60,390
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           AUSTRALIA (CONTINUED)
           METALS -- 0.0%
  142,760  M.I.M. Holdings Ltd..............  $     87,436
   15,796  RGC Ltd..........................        24,084
                                              ------------
                                                   111,520
                                              ------------
           METALS & MINING -- 0.2%
   68,058  Australian National Industries
           Ltd..............................        62,525
   16,145  Great Central Mines Ltd..........        17,357
   17,377  Newcrest Mining Ltd. *...........        18,908
  143,578  Normandy Mining Ltd..............       139,390
   61,905  North Ltd........................       163,035
   11,700  Plutonic Resources Ltd...........        32,628
   48,055  QCT Resources Ltd................        38,826
   29,836  Rio Tinto Ltd....................       348,037
  103,907  WMC Ltd..........................       362,208
                                              ------------
                                                 1,182,914
                                              ------------
           OIL & GAS -- 0.0%
   52,241  Santos Ltd.......................       215,123
                                              ------------
           PACKAGING -- 0.1%
   58,093  Amcor Ltd........................       255,497
                                              ------------
           PHARMACEUTICALS -- 0.0%
   10,369  Faulding (F.H.) & Co., Ltd.......        51,887
                                              ------------
           REAL ESTATE -- 0.2%
  105,816  General Property Trust Units.....       187,534
   24,339  Lend Lease Corp., Ltd............       475,754
  101,055  Westfield Trust Units............       192,923
                                              ------------
                                                   856,211
                                              ------------
           REAL ESTATE INVESTMENT TRUST -- 0.0%
   14,411  Schroders Property Fund..........        22,272
                                              ------------
           RETAIL STORES -- 0.1%
  115,528  Coles Myer Ltd...................       554,771
                                              ------------
           SERVICES -- 0.1%
   20,119  Brambles Industries Ltd..........       399,165
                                              ------------
           TOBACCO -- 0.0%
    8,400  Rothmans Holdings Ltd............        44,333
                                              ------------
                                                13,485,746
                                              ------------
           AUSTRIA -- 1.6%
           AIRLINES -- 0.0%
    9,000  Austrian Airlines *..............       191,371
                                              ------------
           BANKING -- 0.2%
   23,650  Bank Austria AG..................     1,196,441
      100  Bank Austria AG, Participating
           Certificates.....................         2,688
                                              ------------
                                                 1,199,129
                                              ------------
           BEVERAGES & TOBACCO -- 0.0%
    3,100  Oesterreichische
           Brau-Beteiligungs AG.............       154,622
                                              ------------
           BUILDING PRODUCTS -- 0.1%
    3,433  Wienerberger Baustoffindustrie
           AG...............................       658,061
                                              ------------
           CHEMICALS -- 0.0%
      600  Lenzing AG *.....................        35,523
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           AUSTRIA (CONTINUED)
           CONSTRUCTION -- 0.0%
    1,455  Bau Holding AG...................  $     90,860
                                              ------------
           ELECTRIC UTILITY -- 0.4%
   12,669  Oesterreichische
           Elektrizitaetswirtschafts AG,
           Class A..........................     1,341,923
                                              ------------
           ELECTRICAL EQUIPMENT -- 0.0%
    1,000  Austria Mikro Systeme
           International AG.................        50,590
                                              ------------
           ENGINEERING -- 0.2%
    6,100  VA Technologie AG................       924,824
                                              ------------
           INSURANCE -- 0.1%
    2,780  EA-Generali AG...................       729,344
                                              ------------
           MANUFACTURING-CONSUMER GOODS -- 0.0%
      100  Steyr-Daimler-Puch AG............         2,680
                                              ------------
           METALS & MINING -- 0.0%
    4,775  Radex-Heraklith
           Industriebeteiligungs AG.........       164,189
                                              ------------
           OIL & GAS -- 0.4%
   11,140  OMV AG...........................     1,541,003
                                              ------------
           PAPER PRODUCTS -- 0.0%
    4,100  Mayr-Melnhof Karton AG...........       220,413
                                              ------------
           STEEL -- 0.1%
    4,400  Boehler-Uddeholm AG..............       257,548
                                              ------------
           TRANSPORTATION -- 0.1%
    7,400  Flughafen Wien AG................       293,640
                                              ------------
                                                 7,855,720
                                              ------------
           BELGIUM -- 1.3%
           BANKING -- 0.2%
    1,583  Generale de Banque SA............       688,959
    1,252  Kredietbank NV...................       525,470
                                              ------------
                                                 1,214,429
                                              ------------
           BUILDING PRODUCTS -- 0.0%
    1,925  Cimenteries CBR Cementbedrijven..       173,017
                                              ------------
           CHEMICALS -- 0.1%
    8,510  Solvay SA........................       535,178
                                              ------------
           ELECTRIC UTILITY -- 0.1%
    6,840  Tractebel........................       596,309
                                              ------------
           ENERGY -- 0.2%
    2,297  PetroFina SA.....................       847,815
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.4%
    5,500  Electrabel SA....................     1,272,204
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.1%
    2,000  Groupe Bruxelles Lambert SA......       289,340
                                              ------------
           INSURANCE -- 0.2%
    4,100  Fortis AG........................       855,415
    1,350  Royale Belge.....................       384,414
                                              ------------
                                                 1,239,829
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           BELGIUM (CONTINUED)
           MERCHANDISING -- 0.0%
    4,400  Delhaize-Le Lion SA..............  $    223,266
                                              ------------
           TECHNOLOGY -- 0.0%
    1,000  Barco NV.........................       183,536
                                              ------------
           TRANSPORTATION -- 0.0%
    1,422  Union Miniere SA *...............        98,638
                                              ------------
                                                 6,673,561
                                              ------------
           DENMARK -- 2.4%
           AGRICULTURE -- 0.0%
    1,185  Korn-OG Foderstof Kompagniet AS..        32,882
    2,780  Superfos AS......................        70,320
                                              ------------
                                                   103,202
                                              ------------
           BANKING & FINANCE -- 0.5%
   10,147  Den Danske Bank..................     1,352,991
    9,693  Unidanmark AS, Class A...........       712,053
                                              ------------
                                                 2,065,044
                                              ------------
           BEVERAGES & TOBACCO -- 0.1%
    6,360  Carlsberg AS, Class A............       344,017
    5,205  Carlsberg AS, Class B............       279,740
                                              ------------
                                                   623,757
                                              ------------
           COMMERCIAL SERVICES -- 0.1%
    2,190  ISS International Service System
           AS, Series B*....................        80,599
      327  Sophus Berendsen AS -- Class A...        54,019
    3,506  Sophus Berendsen AS -- Class B...       578,598
                                              ------------
                                                   713,216
                                              ------------
           DIVERSIFIED -- 0.0%
    6,974  Ostasiatiske Kompagni AS *.......        63,148
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.0%
      111  NKT Holding AS...................         8,844
                                              ------------
           ENGINEERING -- 0.0%
    8,215  FLS Industries AS -- Class B.....       196,041
                                              ------------
           FOOD PRODUCTS -- 0.1%
       28  Aarhus Oliefabrk AS -- Class A...         1,247
        9  Aarhus Oliefabrk AS -- Class B...           401
   10,095  Danisco AS.......................       560,243
                                              ------------
                                                   561,891
                                              ------------
           MEDICAL SUPPLIES -- 0.0%
       84  Radiometer AS -- Class B.........         3,410
                                              ------------
           PHARMACEUTICALS -- 0.5%
   14,846  Novo Nordisk AS, Class B.........     2,124,819
                                              ------------
           TELECOM EQUIPMENT -- 0.0%
      210  GN Store Nord AS.................         3,527
                                              ------------
           TELECOMMUNICATIONS -- 0.3%
   26,100  Tele Danmark AS, Class B.........     1,620,003
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           DENMARK (CONTINUED)
           TRANSPORTATION & SHIPPING -- 0.8%
       39  D/S 1912, Class B................  $  1,799,857
       29  D/S Svendborg AS, Class B........     1,905,885
      134  Lauritzen (J.) Holding AS *......        11,253
      320  SAS Danmark AS...................         4,673
                                              ------------
                                                 3,721,668
                                              ------------
                                                11,808,570
                                              ------------
           FINLAND -- 0.4%
           BANKING & FINANCE -- 0.0%
   36,906  Merita Ltd., Class A.............       201,965
                                              ------------
           DIVERSIFIED -- 0.0%
      800  Amer Group Ltd. *................        15,352
    1,500  Instrumentarium Group, Series
           B................................        52,337
                                              ------------
                                                    67,689
                                              ------------
           ENGINEERING -- 0.0%
    8,200  Metra AB.........................       192,747
                                              ------------
           FOOD PRODUCTS -- 0.0%
    1,300  Cultor OY, Series 2..............        70,425
                                              ------------
           FOREST PRODUCTS -- 0.1%
   15,560  UPM-Kymmene Corp.................       311,458
                                              ------------
           INSURANCE -- 0.0%
      800  Pohjola Insurance Group, Class
           B................................        29,676
                                              ------------
           MACHINERY & EQUIPMENT -- 0.0%
      500  Kone Corp. -- Class B............        60,601
                                              ------------
           RETAIL-GENERAL MERCHANDISE -- 0.0%
      750  Stockmann AB -- Class B..........        46,828
                                              ------------
           TELECOMMUNICATIONS -- 0.3%
   11,600  Nokia AB, Class A................       824,390
    5,900  Nokia AB, Class K................       422,552
                                              ------------
                                                 1,246,942
                                              ------------
                                                 2,228,331
                                              ------------
           FRANCE -- 9.0%
           ADVERTISING -- 0.1%
    8,378  Havas SA.........................       603,018
                                              ------------
           APPLIANCES & HOUSEHOLD PRODUCTS -- 0.0%
    3,050  Moulinex *.......................        75,390
                                              ------------
           AUTO PARTS -- 0.1%
    7,267  Valeo SA.........................       493,095
                                              ------------
           AUTOMOTIVE -- 0.1%
    5,162  PSA Peugeot Citroen..............       651,271
                                              ------------
           BANKING -- 0.7%
   22,474  Banque Nationale de Paris........     1,195,079
   13,164  Compagnie Financiere de
           Paribas -- Class A...............     1,144,436
    9,947  Societe Generale.................     1,355,839
                                              ------------
                                                 3,695,354
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           FRANCE (CONTINUED)
           BEVERAGES & TOBACCO -- 0.4%
    9,220  LVMH (Moet Hennessy Louis
           Vuitton).........................  $  1,531,082
    5,400  Pernod Ricard....................       317,760
                                              ------------
                                                 1,848,842
                                              ------------
           BROADCASTING/CABLE -- 0.1%
    3,136  Canal Plus.......................       583,322
                                              ------------
           BUILDING PRODUCTS -- 0.2%
    1,195  Imetal SA........................       148,584
    9,721  Lafarge SA.......................       638,117
                                              ------------
                                                   786,701
                                              ------------
           CHEMICALS -- 0.6%
    7,673  L'Air Liquide....................     1,201,485
   35,514  Rhone-Poulenc SA.................     1,591,555
                                              ------------
                                                 2,793,040
                                              ------------
           COMMERCIAL SERVICES -- 0.1%
       78  Sodexho *........................        40,777
      710  Sodexho SA.......................       380,383
                                              ------------
                                                   421,160
                                              ------------
           CONSTRUCTION -- 0.0%
    1,466  Bouygues.........................       166,196
                                              ------------
           DEFENSE -- 0.1%
      200  Sagem SA.........................        89,098
   12,325  Thomson CSF......................       388,648
                                              ------------
                                                   477,746
                                              ------------
           DIVERSIFIED -- 0.1%
      498  Chargeurs International SA.......        29,801
   12,106  Lagardere SCA....................       400,457
    1,350  Nord-Est SA......................        26,929
                                              ------------
                                                   457,187
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.7%
   17,137  Alcatel Alsthom..................     2,179,206
    2,800  Legrand SA.......................       558,058
   14,200  Schneider SA.....................       771,387
                                              ------------
                                                 3,508,651
                                              ------------
           ELECTRONIC COMPONENTS/INSTRUMENTS -- 0.1%
   25,100  Unisor Sacilor SA................       362,573
                                              ------------
           ENERGY -- 1.3%
   28,967  Elf Aquitane SA..................     3,370,572
   25,700  Total SA, Class B................     2,798,186
                                              ------------
                                                 6,168,758
                                              ------------
           ENGINEERING -- 0.0%
      200  Groupe Gtm.......................        13,464
                                              ------------
           FINANCE -- 0.4%
   13,618  Compagnie Generale des Eaux......     1,901,493
      523  CPR (Compagnie Parisenne de
           Reescompte)......................        42,599
      844  Credit National..................        49,244
      192  Eurafrance.......................        78,193
                                              ------------
                                                 2,071,529
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           FRANCE (CONTINUED)
           FOOD & HOUSEHOLD PRODUCTS -- 0.1%
2,600....  Eridania Beghin-Say SA             $    406,692
                                              ------------
           FOOD PRODUCTS -- 0.3%
    7,621  Groupe Danone....................     1,361,829
                                              ------------
           HEALTH & PERSONAL CARE -- 0.8%
    7,109  L'OREAL..........................     2,782,925
   11,023  Sanofi SA........................     1,227,656
                                              ------------
                                                 4,010,581
                                              ------------
           INDUSTRIAL GOODS & SERVICES -- 0.1%
   14,090  Michelin Class B, Registered.....       709,669
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.3%
   14,280  Lyonnaise des Eaux SA............     1,580,901
                                              ------------
           INSURANCE -- 0.5%
   34,100  Axa -- UAP.......................     2,639,750
                                              ------------
           LEISURE -- 0.1%
    3,650  Accor SA.........................       678,930
      500  Club Mediterranee SA *...........        35,332
                                              ------------
                                                   714,262
                                              ------------
           MACHINE-DIVERSIFIED -- 0.0%
    1,600  Sidel SA.........................       106,119
                                              ------------
           MEDIA -- 0.0%
      498  Pathe SA.........................        96,688
                                              ------------
           MEDICAL SUPPLIES -- 0.0%
      500  Essilor International............       149,605
                                              ------------
           MERCHANDISING -- 0.9%
    4,098  Carrefour SA.....................     2,138,965
    6,600  Etablissements Economiques du
           Casino Guichard-Perrachon........       367,528
    2,248  Pinault-Printemps-Redoute SA.....     1,199,883
    1,950  Promodes.........................       809,385
                                              ------------
                                                 4,515,761
                                              ------------
           MISCELLANEOUS MATERIALS & COMMODITIES -- 0.3%
    9,133  Compagnie de Saint Gobain........     1,298,021
                                              ------------
           OFFICE EQUIPMENT & SERVICES -- 0.1%
    5,700  Bic..............................       416,235
                                              ------------
           OIL & GAS -- 0.0%
       50  Cie Gen Geophysiq *..............         6,400
    1,300  Primagaz Cie.....................       108,696
                                              ------------
                                                   115,096
                                              ------------
           REAL ESTATE -- 0.1%
    2,600  SEFIMEG..........................       129,657
      918  Simco SA.........................        61,802
      800  Unibail..........................        79,922
      572  Union Immobiliere de France......        41,551
                                              ------------
                                                   312,932
                                              ------------
           RETAIL-SPECIAL LINE -- 0.0%
      320  Comptoirs Modernes...............       163,834
                                              ------------
           TELECOMMUNICATIONS-SERVICES &
           EQUIPMENT -- 0.3%
   35,000  France Telecom *.................     1,270,059
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           FRANCE (CONTINUED)
           TEXTILE PRODUCTS -- 0.0%
    1,050  Dollfus-Mieg & Cie *.............  $     18,676
                                              ------------
           TOBACCO -- 0.0%
    3,200  SEITA............................       114,896
                                              ------------
                                                45,178,903
                                              ------------
           GERMANY -- 11.4%
           AIRLINES -- 0.1%
   34,680  Lufthansa AG *...................       651,922
                                              ------------
           AUTOMOTIVE -- 1.2%
   58,970  Daimler-Benz AG..................     4,165,189
      761  MAN AG...........................       219,872
    3,093  Volkswagen AG....................     1,728,805
                                              ------------
                                                 6,113,866
                                              ------------
           BANKING -- 2.3%
   80,840  Bayer AG.........................     3,001,080
   26,228  Bayerische Vereinsbank AG........     1,692,089
   57,260  Deutsche Bank AG.................     4,006,193
   50,960  Dresdner Bank AG.................     2,318,369
                                              ------------
                                                11,017,731
                                              ------------
           BANKING & FINANCE -- 0.2%
   23,320  Bayerische Hypotheken-und
           Weschel-Bank AG..................     1,131,603
                                              ------------
           BUILDING PRODUCTS -- 0.1%
    4,070  Heidelberger Zement AG...........       285,436
                                              ------------
           CHEMICALS -- 0.6%
   69,880  BASF AG..........................     2,495,100
    7,320  Degussa AG.......................       362,327
                                              ------------
                                                 2,857,427
                                              ------------
           CLOTHING -- 0.1%
    4,100  Adidas AG........................       542,701
                                              ------------
           COMPUTER SOFTWARE -- 0.3%
    5,500  SAP AG...........................     1,668,620
                                              ------------
           CONSTRUCTION -- 0.0%
    4,730  Hochtief AG......................       194,667
                                              ------------
           DIVERSIFIED -- 1.1%
    1,331  Preussag AG......................       409,358
   55,990  VEBA AG..........................     3,814,577
    2,312  Viag AG..........................     1,266,555
                                              ------------
                                                 5,490,490
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.8%
   64,170  Siemens AG.......................     3,872,235
                                              ------------
           ENGINEERING -- 0.4%
    2,040  AGIV-AG *........................        39,596
    2,970  Bilfinger & Berger Bau AG........        93,822
    4,080  Mannesmann AG....................     2,049,028
                                              ------------
                                                 2,182,446
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.4%
   38,650  RWE AG...........................     2,074,325
                                              ------------
           HEALTH & PERSONAL CARE -- 0.1%
    7,860  Beiersdorf AG, Series ABC........       334,414
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           GERMANY (CONTINUED)
           HEALTH CARE -- 0.1%
    6,200  Schering AG......................  $    598,262
                                              ------------
           INSURANCE -- 2.2%
    1,780  Aachener & Muenchener............       196,013
   25,970  Allianz AG.......................     6,701,775
    3,660  Amb Aachener & Muenchener........       403,038
    9,160  Muenchener Rueckver..............     3,484,589
                                              ------------
                                                10,785,415
                                              ------------
           MACHINERY & EQUIPMENT -- 0.1%
    3,830  Kloeckner-Humbolt-Deutz AG *.....        28,330
      765  Linde AG.........................       464,180
                                              ------------
                                                   492,510
                                              ------------
           METALS & MINING -- 0.1%
    2,480  FAG Kugelfischer Georg Schaefer
           AG...............................        32,413
    2,834  Thyssen AG.......................       605,245
                                              ------------
                                                   637,658
                                              ------------
           PHARMACEUTICALS -- 0.1%
   15,600  Merck KGaA.......................       524,904
                                              ------------
           RETAIL STORES -- 0.2%
      791  Karstadt AG......................       273,632
   19,773  Metro AG.........................       701,606
                                              ------------
                                                   975,238
                                              ------------
           RETAIL-GENERAL MERCHANDISE -- 0.0%
    1,630  Douglas Holding AG...............        49,406
                                              ------------
           TELECOMMUNICATIONS -- 0.9%
  251,800  Deutsche Telekom AG..............     4,663,370
                                              ------------
           TIRE & RUBBER -- 0.0%
    4,870  Continental AG...................       109,694
                                              ------------
                                                57,254,340
                                              ------------
           HONG KONG -- 2.4%
           AIRLINES -- 0.0%
   12,600  Hong Kong Aircraft Engineering
           Co., Ltd.........................        31,710
                                              ------------
           BANKING -- 0.3%
   96,666  Bank of East Asia Ltd............       226,436
  135,800  Hang Seng Bank Ltd...............     1,310,106
                                              ------------
                                                 1,536,542
                                              ------------
           BANKING & FINANCE -- 0.0%
   20,995  Wing Lung Bank...................       100,528
                                              ------------
           BROADCASTING & PUBLISHING -- 0.0%
  130,000  South China Morning Post Holdings
           Ltd..............................        91,439
   30,000  Television Broadcasts Ltd........        85,568
                                              ------------
                                                   177,007
                                              ------------
           DISTRIBUTION -- 0.0%
   18,000  Dickson Concepts Intl............        26,251
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           HONG KONG (CONTINUED)
           DIVERSIFIED -- 0.2%
  111,000  Swire Pacific Ltd., Class A......  $    608,846
  163,000  Wharf Holdings Ltd...............       357,628
                                              ------------
                                                   966,474
                                              ------------
           ELECTRIC UTILITY -- 0.2%
  175,400  China Light & Power Co., Ltd.....       973,405
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.0%
   31,200  Johnson Electric Holdings Ltd....        89,796
                                              ------------
           ELECTRICAL EQUIPMENT -- 0.0%
   65,000  Elec & Eltek International
           Holdings Ltd.....................        16,107
                                              ------------
           FINANCE -- 0.0%
   44,000  Peregrine Investment Holdings....        31,233
                                              ------------
           GAS UTILITY -- 0.1%
  258,250  Hong Kong & China Gas Co., Ltd...       499,951
                                              ------------
           HOTELS & LODGING -- 0.0%
   82,500  Hong Kong & Shanghai Hotels
           Ltd..............................        68,144
   41,000  Miramar Hotel & Investment
           Ltd..............................        69,319
  284,714  Regal Hotels International.......        54,016
                                              ------------
                                                   191,479
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.5%
  307,000  Hutchison Whampoa Ltd.                1,925,617
                                              ------------
           MANUFACTURING-CONSUMER GOODS -- 0.0%
   20,000  Varitronix International Ltd.....        34,330
                                              ------------
           PRINTING & PUBLISHING -- 0.0%
  102,000  Oriental Press Group Ltd.........        30,936
                                              ------------
           REAL ESTATE -- 0.7%
  162,000  Cheung Kong Holdings Ltd.........     1,061,076
  136,000  Chinese Estates Ltd..............        60,117
  310,000  Hopewell Holdings Ltd............        77,217
   72,000  Hysan Development Co., Ltd.......       143,568
   26,000  Kumagai Gumi (Hong Kong).........        19,798
  135,462  New World Development Co., Ltd...       468,541
  112,000  Shagri-La Asia Ltd...............        94,679
  214,000  Sino Land Company................       129,119
  168,100  Sun Hung Kai Properties Ltd......     1,171,539
   43,270  Tai Cheung Holdings Ltd..........        17,172
                                              ------------
                                                 3,242,826
                                              ------------
           REAL ESTATE INVESTMENT TRUST -- 0.0%
   95,100  Hang Lung Development Co.........       133,783
                                              ------------
           RETAIL STORES -- 0.0%
   50,000  Giordano International Ltd.......        17,262
                                              ------------
           TELECOMMUNICATIONS -- 0.4%
  872,032  Hong Kong Telecommunications
           Ltd..............................     1,795,100
                                              ------------
           TRANSPORTATION -- 0.0%
  242,000  Cathay Pacific Airways...........       196,767
  106,258  Shun Tak Holdings Ltd............        28,456
                                              ------------
                                                   225,223
                                              ------------
                                                12,045,560
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           ITALY -- 4.8%
           AGRICULTURE -- 0.0%
  134,100  Parmalat Finanziaria SpA.........  $    191,897
                                              ------------
           AUTO PARTS -- 0.0%
   38,500  Magneti Marelli SpA..............        65,873
                                              ------------
           AUTOMOTIVE -- 0.3%
  413,138  Fiat SpA.........................     1,202,262
   69,740  Fiat SpA di Risp
           (Non-convertible)................       115,379
                                              ------------
                                                 1,317,641
                                              ------------
           BANKING -- 0.5%
  162,400  Banca Commerciale Italiana.......       564,911
   54,694  Banco Ambrosiano Veneto SpA......       209,434
   38,900  Banco Ambrosiano Veneto SpA di
           Risp, (Non-convertible)..........        75,908
   18,400  Banco Popolare de Milano.........       115,521
  202,900  Credito Italiano SpA.............       626,030
   76,900  Istituto Bancario San Paolo di
           Torino...........................       735,075
   10,923  Riunione Adriatica di Sicurta SpA
           di Risp, (Non-convertible).......        74,138
                                              ------------
                                                 2,401,017
                                              ------------
           BROADCASTING & PUBLISHING -- 0.1%
  106,400  Mediaset SpA.....................       522,974
                                              ------------
           BUILDING PRODUCTS -- 0.0%
    1,900  Cementir SpA.....................         1,805
   15,350  Italcementi SpA..................       107,051
      900  Italcementi SpA di Risp, (Non-
           convertible).....................         2,698
                                              ------------
                                                   111,554
                                              ------------
           CHEMICALS -- 0.1%
  451,862  Montedison SpA...................       406,115
   12,800  Montedison SpA di Risp, (Non-
           convertible).....................         8,405
   62,600  Snia BPD SpA.....................        64,441
      900  Snia BPD SpA di Risp, (Non-
           convertible).....................           718
                                              ------------
                                                   479,679
                                              ------------
           ENGINEERING -- 0.0%
    7,900  Impregilo SpA *..................         6,028
                                              ------------
           FINANCE -- 0.2%
   54,300  Istituto Mobiliare Italiano
           SpA..............................       644,968
   43,075  Mediobanca SpA...................       338,412
                                              ------------
                                                   983,380
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.1%
   57,400  Edison SpA.......................       347,388
                                              ------------
           GAS UTILITY -- 0.0%
   59,900  Italgas SpA......................       247,325
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           ITALY (CONTINUED)
           INSURANCE -- 0.8%
  100,763  Assicurazioni Generali...........  $  2,476,335
  457,400  Istituto Nazionale delle
           Assicurazioni....................       927,479
   29,762  Riuniune Adriatici de Sicurta
           SpA..............................       292,065
   10,800  Societa Assicuratrice Industriale
           (SAI) SpA........................       120,340
                                              ------------
                                                 3,816,219
                                              ------------
           JEWELRY -- 0.0%
   26,000  Bulgari SpA......................       132,353
                                              ------------
           OFFICE EQUIPMENT & SERVICES -- 0.0%
  210,496  Olivetti SpA *...................       127,274
                                              ------------
           OIL & GAS -- 1.0%
  914,900  ENI SpA..........................     5,190,309
                                              ------------
           PAPER PRODUCTS -- 0.0%
   11,300  Burgo (Cartiere) SpA.............        67,589
                                              ------------
           PRINTING & PUBLISHING -- 0.0%
   11,400  Mondadori (Arnoldo) Editore SpA..        89,627
                                              ------------
           RETAIL STORES -- 0.0%
   16,800  La Rinascente SpA................       125,430
                                              ------------
           STEEL -- 0.0%
   10,400  Falck, Acciaierie & Ferriere
           Lombarde SpA.....................        47,588
                                              ------------
           TELECOMMUNICATIONS -- 1.5%
   19,400  Sirti SpA........................       117,410
  141,660  Telecom Italia Mobile SpA........       403,027
  759,260  Telecom Italia Mobile SpA di Risp
           (Non-convertible)................     3,506,430
  421,811  Telecom Italia SpA*..............     2,695,970
   82,360  Telecom Italia SpA-Rnc*..........       363,354
                                              ------------
                                                 7,086,191
                                              ------------
           TEXTILE PRODUCTS -- 0.1%
   16,432  Benetton Group SpA...............       269,065
                                              ------------
           TIRE & RUBBER -- 0.1%
  132,900  Pirelli SpA......................       355,554
   20,900  Pirelli SpA di Risp, (Non-
           convertible).....................        37,946
                                              ------------
                                                   393,500
                                              ------------
                                                24,019,901
                                              ------------
           JAPAN -- 26.5%
           ALUMINUM -- 0.0%
   38,000  Nippon Light Metal Co., Ltd......        55,530
   13,000  Sankyo Aluminum Industry Co......        11,598
                                              ------------
                                                    67,128
                                              ------------

                                   Continued

                                    THE KENT FUNDS
                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           APPLIANCES & HOUSEHOLD PRODUCTS -- 1.6%
  193,000  Matsushita Electric Industrial
           Co., Ltd.........................  $  2,835,155
   16,000  Pioneer Electronic Corp..........       247,344
  179,000  Sanyo Electric Co................       468,078
  103,000  Sharp Corp.......................       711,377
   36,000  Sony Corp........................     3,211,787
                                              ------------
                                                 7,473,741
                                              ------------
           AUTOMOTIVE -- 3.0%
    2,000  Autobacs Seven Co., Ltd..........        57,683
   89,000  Honda Motor Co., Ltd.............     3,278,776
    1,000  Nippon Sharyo Ltd................         2,792
  230,000  Nissan Motor Co., Ltd............       955,230
   26,000  Toyoda Automatic Loom Works......       479,922
  349,000  Toyota Motor Corp................    10,038,833
                                              ------------
                                                14,813,236
                                              ------------
           BANKING -- 3.5%
   35,000  77 Bank..........................       250,344
  213,000  Asahi Bank Ltd...................       868,244
   44,000  Ashikaga Bank Ltd................        71,065
  428,000  Bank of Tokyo -- Mitsubishi
           Ltd..............................     5,925,193
  104,000  Bank of Yokohama Ltd.............       275,155
   71,000  Chiba Bank Ltd...................       221,156
  266,000  Fuji Bank, Ltd...................     1,080,194
   47,000  Gunma Bank Ltd...................       307,258
   49,000  Hokuriku Bank....................        64,067
  233,000  Industrial Bank of Japan.........     1,666,576
   81,000  Joyo Bank........................       286,569
  110,000  Mitsui Trust & Banking Co.,
           Ltd..............................       214,042
  314,000  Sakura Bank Ltd..................       900,792
   73,000  Shizuoka Bank....................       786,026
  288,000  Sumitomo Bank Ltd................     3,300,388
  186,000  Tokai Bank.......................       869,767
   18,000  Yamaguchi Bank...................       221,503
                                              ------------
                                                17,308,339
                                              ------------
           BEVERAGES & TOBACCO -- 0.3%
   43,000  Asahi Breweries Ltd..............       628,360
   96,000  Kirin Brewery Co., Ltd...........       701,424
   11,000  Takara Shuzo.....................        41,032
                                              ------------
                                                 1,370,816
                                              ------------
           BREWERY -- 0.0%
   31,000  Sapporo Breweries Ltd............        97,753
                                              ------------
           BROADCASTING & PUBLISHING -- 0.0%
   16,000  Tokyo Broadcasting System........       203,044
                                              ------------
           BUILDING PRODUCTS -- 0.1%
   52,000  Chichibu Onoda Cement Corp.......        95,984
   17,000  Nihon Cement Co., Ltd............        35,171
   16,000  Sanwa Shutter Corp...............        80,725
   23,000  Sumitomo Osaka Cement Co., Ltd...        29,011
   20,000  Tostem Corp......................       215,350
                                              ------------
                                                   456,241
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
                                 COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           CHEMICALS -- 1.1%
  132,000  Asahi Chemical Industry Co.,
           Ltd..............................  $    448,727
   19,000  Daicel Chemical Industries
           Ltd..............................        24,842
   72,000  Dainippon Ink & Chemicals,
           Inc..............................       182,740
   27,000  Denki Kagaku Kogyo Kabushiki
           Kaisha...........................        40,909
   32,000  Kaneka Corp......................       144,961
   32,000  Konica Corp......................       147,668
  201,000  Mitsubishi Chemical Corp.........       289,084
   35,000  Mitsubishi Gas Chemical Co.......        92,331
   10,000  Nippon Shokubai Kabushiki Kaisha
           Co...............................        40,686
   50,000  Sekisui Chemical Co., Ltd........       254,959
   34,000  Shin-Etsu Chemical Co., Ltd......       651,125
   95,000  Showa Denko Kabushiki Kaisha.....        83,294
  148,000  Sumitomo Chemical Co.............       341,483
   80,000  Takeda Chemical Industries.......     2,288,860
  128,000  Toray Industries, Inc............       575,907
   42,000  Tosoh Corp. *....................        70,742
   76,000  Ube Industries Ltd...............        97,030
                                              ------------
                                                 5,775,348
                                              ------------
           CLOTHING -- 0.0%
    5,000  Tokyo Style......................        45,377
                                              ------------
           COMMERCIAL SERVICES -- 0.0%
    1,155  Oyo Corp.                                16,700
                                              ------------
           COMPUTER SOFTWARE -- 0.0%
    5,000  CSK Corp.........................       128,441
                                              ------------
           CONSTRUCTION -- 0.2%
   22,000  Aoki Corp. *.....................         7,107
   48,000  Daiwa House Industry Co., Ltd....       254,728
   32,000  Haseko *.........................        16,490
   35,000  Kumagai Gumi Co., Ltd............        19,112
   13,000  Okumura Corp.....................        30,995
   18,000  Penta-Ocean Construction.........        25,334
   65,000  Sekisui House Ltd................       419,433
   72,000  Shimizu Corp.....................       167,234
   93,000  Taisei Corp......................       153,067
                                              ------------
                                                 1,093,500
                                              ------------
           CONSUMER GOODS & SERVICES -- 0.1%
   22,000  Nippon Sheet Glass Co., Ltd......        30,795
   12,000  Shimano, Inc.....................       221,502
   34,000  Toto Ltd.........................       218,088
                                              ------------
                                                   470,385
                                              ------------
           COSMETICS/PERSONAL CARE -- 0.1%
   38,000  Shiseido Co., Ltd................       520,223
                                              ------------
           DATA PROCESSING & REPRODUCTION -- 0.4%
  170,000  Fujitsu Ltd......................     1,830,472
                                              ------------
           DISTRIBUTION -- 0.0%
  130,000  Itochu Corp......................       204,967
                                              ------------
           DIVERSIFIED -- 0.0%
   18,000  Yamaha Corp......................       204,890
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           ELECTRIC UTILITY -- 0.9%
   88,900  Kansai Electric Power Co.,
           Inc..............................  $  1,511,055
   45,500  Tohoku Electric Power............       692,888
  124,000  Tokyo Electric Power Co..........     2,269,785
                                              ------------
                                                 4,473,728
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.6%
   25,000  Casio Computer Co., Ltd..........       179,971
   17,000  Kyocera Corp.....................       774,028
  197,000  Mitsubishi Electric Corp.........       506,056
   33,000  Nikon Corp.......................       327,408
   24,000  Omron Corp.......................       376,554
   10,000  Rohm Co., Ltd....................     1,022,912
                                              ------------
                                                 3,186,929
                                              ------------
           ELECTRICAL EQUIPMENT -- 0.1%
   16,000  Alps Electric Co., Ltd...........       151,360
    5,000  SMC Corp.........................       442,236
                                              ------------
                                                   593,596
                                              ------------
           ELECTRONIC COMPONENTS/INSTRUMENTS -- 1.1%
    7,940  Advantest Corp...................       451,896
    8,000  Dainippon Screen Manufacturing
           Co., Ltd.........................        36,917
   21,100  Fanuc Ltd........................       801,670
    3,000  Hirose Electric Co., Ltd.........       153,898
  306,000  Hitachi Ltd......................     2,188,722
  146,000  NEC Corp.........................     1,560,824
   23,000  Yokogawa Electric Corp...........       142,577
                                              ------------
                                                 5,336,504
                                              ------------
           ELECTRONICS -- 0.0%
   13,000  Nitto Denko Corp.................       224,964
                                              ------------
           ENERGY -- 0.1%
   51,000  Cosmo Oil Co., Ltd...............        77,664
  100,000  Japan Energy Corp................        94,600
  112,000  Nippon Oil Co., Ltd..............       290,292
                                              ------------
                                                   462,556
                                              ------------
           ENGINEERING -- 0.2%
    7,000  Daito Trust Construction Co.,
           Ltd..............................        42,908
   25,000  Fujita Corp......................         9,037
    9,000  JGC Corp.........................        19,035
   88,000  Kajima Corp......................       222,672
   14,000  Kandenko Co., Ltd................        71,711
  127,000  Kawasaki Heavy Industries Ltd....       197,306
   24,000  Kinden Corp......................       256,575
    5,000  Maeda Road Construction..........        19,997
   19,000  Nishimatsu Construction..........        59,913
   68,000  Obayashi Corp....................       232,208
   13,000  Sato Kogyo Co., Ltd..............         8,099
                                              ------------
                                                 1,139,461
                                              ------------
           ENTERTAINMENT -- 0.1%
    1,700  Toho Co..........................       181,740
   11,000  Tokyo Dome Corp..................        73,434
   22,000  Tokyotokeiba.....................        28,426
                                              ------------
                                                   283,600
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           FINANCE -- 1.1%
   13,000  Acom Co., Ltd....................  $    719,883
  123,000  Daiwa Securities Co., Ltd........       425,700
   23,000  Higo Bank........................       116,750
  119,000  Mitsubishi Trust & Banking
           Corp.............................     1,198,959
   17,000  Nippon Shinpan Co................        19,220
  180,000  Nomura Securities Co., Ltd.......     2,408,840
   24,000  Orient Corp......................        38,948
    5,000  Orix Corp........................       349,943
    6,000  Uni-Charm........................       213,196
   83,000  Yasuda Trust & Banking...........        82,987
                                              ------------
                                                 5,574,426
                                              ------------
           FOOD & HOUSEHOLD PRODUCTS -- 0.4%
   59,000  Ajinomoto Co., Inc...............       576,291
   56,000  Kao Corp.........................       809,714
   20,000  Nippon Meat Packers, Inc.........       273,802
   12,000  Nissin Food Products Co., Ltd....       218,734
                                              ------------
                                                 1,878,541
                                              ------------
           FOOD PRODUCTS -- 0.2%
   65,000  Daiei, Inc.......................       269,956
   10,000  House Foods Industry.............       130,748
   12,000  Itoham Foods.....................        57,037
   10,000  Kikkoman Corp....................        50,838
   15,000  Meiji Milk Products Co., Ltd.....        38,994
   16,000  Nichirei Corp....................        34,456
    8,000  QP Corp..........................        48,915
   23,000  Snow Brand Milk Products Co.,
           Ltd..............................        62,090
   20,000  Yamazaki Baking Co., Ltd.........       195,353
                                              ------------
                                                   888,387
                                              ------------
           FOREST PRODUCTS -- 0.2%
   17,000  Mitsubishi Paper Mills...........        23,927
   87,000  Nippon Paper Industries Co.......       342,591
   94,000  Oji Paper Co., Ltd...............       375,215
   12,000  Sumitomo Forestry Co., Ltd.......        58,606
                                              ------------
                                                   800,339
                                              ------------
           GAS UTILITY -- 0.2%
  232,000  Osaka Gas Co., Ltd...............       531,729
  258,000  Tokyo Gas Co., Ltd...............       587,351
                                              ------------
                                                 1,119,080
                                              ------------
           HEALTH & PERSONAL CARE -- 0.4%
   22,000  Chugai Pharmaceutical Co.,
           Ltd..............................       113,366
   40,000  Kyowa Hakko Kogyo Co.............       173,818
   15,000  Lion Corp........................        44,531
   42,000  Sankyo Co., Ltd..................       952,923
   30,000  Yamanouchi Pharmaceutical Co.,
           Ltd..............................       646,049
                                              ------------
                                                 1,930,687
                                              ------------
           HOTELS & LODGING -- 0.0%
    8,000  Fujita Kanko, Inc................        86,140
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           INDUSTRIAL GOODS & SERVICES -- 0.9%
   75,000  Bridgestone Corp.................  $  1,632,427
   82,000  Denso Corp.......................     1,482,067
   17,000  Inax Corp........................        49,554
   58,000  Mitsui Engineering & Shipbuilding
           Co., Ltd.*.......................        37,025
   34,000  NGK Insulators Ltd...............       303,335
   20,000  NGK Spark Plug Co., Ltd..........       113,828
   66,000  Sumitomo Electric Industries
           Ltd..............................       903,546
                                              ------------
                                                 4,521,782
                                              ------------
           INSURANCE -- 0.5%
   66,000  Mitsui Marine & Fire Insurance
           Co., Ltd.........................       338,068
   41,000  Nichido Fire & Marine Insurance
           Co., Ltd.........................       214,427
   53,000  Nippon Fire & Marine Insurance
           Co...............................       199,329
   60,000  Sumitomo Marine & Fire Insurance
           Co...............................       318,410
  142,000  Tokio Marine & Fire Insurance
           Co...............................     1,616,353
                                              ------------
                                                 2,686,587
                                              ------------
           JEWELRY -- 0.1%
   29,000  Citizen Watch Co., Ltd...........       195,161
   10,000  Hoya Corp........................       315,333
                                              ------------
                                                   510,494
                                              ------------
           LEASING -- 0.1%
    7,000  Daiwa Kosho Lease Co., Ltd.......        28,534
   36,000  Yamato Transport Co., Ltd........       484,537
                                              ------------
                                                   513,071
                                              ------------
           LEISURE -- 0.0%
    4,000  Namco............................       116,596
                                              ------------
           MACHINE-DIVERSIFIED -- 0.0%
    4,000  Komori Corp......................        59,683
   12,000  Kurita Water Industries Ltd......       122,749
                                              ------------
                                                   182,432
                                              ------------
           MACHINERY & EQUIPMENT -- 0.8%
   27,000  Amada Co., Ltd...................       100,714
   14,000  Brother Industries Ltd...........        32,087
   10,000  Chiyoda Corp.....................        10,767
    5,000  Daifuku Co., Ltd.................        24,419
   22,000  Daikin Industries Ltd............        83,248
   26,000  Ebara Corp.......................       275,955
   90,000  Komatsu Ltd......................       453,389
   10,000  Koyo Seiko Co., Ltd..............        40,147
  129,000  Kubota Corp......................       341,298
   36,000  Minebea Co., Ltd.................       387,630
  309,000  Mitsubishi Heavy Industries
           Ltd..............................     1,292,837
    5,000  Mori Seiki Co....................        51,915

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           MACHINERY & EQUIPMENT (CONTINUED)
   51,000  NSK Ltd..........................  $    127,479
   42,000  NTN Corp.........................        97,553
    7,000  Okuma Corp.......................        24,981
   63,000  Sumitomo Heavy Industries,
           Ltd..............................       193,330
   15,000  Tokyo Electron Ltd...............       482,230
                                              ------------
                                                 4,019,979
                                              ------------
           MANUFACTURING-CAPITAL GOODS -- 0.2%
   31,000  Fujikura Ltd.....................       205,997
   12,000  Kokuyo Co........................       207,659
   14,000  Makita Corp......................       134,594
   21,000  Murata Manufacturing Co., Ltd....       529,759
    8,000  Noritake Co., Ltd................        38,271
    7,000  Takara Standard Co...............        34,456
                                              ------------
                                                 1,150,736
                                              ------------
           MANUFACTURING-CONSUMER GOODS -- 0.8%
   79,000  Canon, Inc.......................     1,847,085
   47,000  Fuji Photo Film Co., Ltd.........     1,807,399
    8,700  Sega Enterprises Ltd.............       157,913
                                              ------------
                                                 3,812,397
                                              ------------
           MEDICAL SUPPLIES -- 0.0%
   24,000  Olympus Optical Co., Ltd.               166,311
                                              ------------
           MERCHANDISING -- 0.6%
   38,000  Ito-Yokado Co., Ltd..............     1,943,531
   29,000  JUSCO Co., Ltd...................       410,395
   33,000  Marui Co., Ltd...................       515,224
                                              ------------
                                                 2,869,150
                                              ------------
           METALS -- 0.4%
   42,000  Daido Steel Co., Ltd.............        52,976
  298,000  Kawasaki Steel Corp..............       407,965
  104,000  Mitsubishi Materials Corp........       167,973
  633,000  Nippon Steel Corp................       939,609
  323,000  NKK Corp.........................       258,358
  288,000  Sumitomo Metal Industries Ltd....       369,909
   11,000  Tokyo Steel Manufacturing Co.....        37,309
                                              ------------
                                                 2,234,099
                                              ------------
           METALS & MINING -- 0.1%
   92,000  Hitachi Zosen Corp...............       147,884
   46,000  Mitsui Mining & Smelting Co......       185,385
   52,000  Sumitomo Metal Mining Co.........       171,972
                                              ------------
                                                   505,241
                                              ------------
           MISCELLANEOUS MATERIALS & COMMODITIES -- 0.1%
  107,000  Asahi Glass Co., Ltd.............       510,225
                                              ------------
           OFFICE EQUIPMENT & SERVICES -- 0.3%
   69,000  Dai Nippon Printing Co., Ltd.....     1,300,174
                                              ------------
           OIL & GAS -- 0.0%
    3,100  Arabian Oil Co., Ltd.............        47,208
   32,000  Mitsubishi Oil Co., Ltd..........        47,500
   14,000  Teikoko Oil Co., Ltd.............        36,609
                                              ------------
                                                   131,317
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
           PACKAGING -- 0.1%
   19,600  Toyo Seikan Kaisha Ltd...........  $    280,385
                                              ------------
           PHARMACEUTICALS -- 0.4%
   25,000  Dai-Ichi Pharmaceuticals.........       282,646
   25,000  Eisai Co., Ltd...................       382,630
    3,000  Kissei Pharmaceutical Co.,
           Ltd..............................        43,378
   35,000  Meiji Seika Co...................       116,827
   32,000  Shionogi & Co., Ltd..............       147,176
   31,000  Taisho Pharmacuetical Co.........       793,949
                                              ------------
                                                 1,766,606
                                              ------------
           REAL ESTATE -- 0.4%
  119,000  Mitsubishi Estate Co., Ltd.......     1,299,636
   74,000  Mitsui Fudosan Co., Ltd..........       717,114
                                              ------------
                                                 2,016,750
                                              ------------
           RESTAURANTS -- 0.0%
    5,000  Skylark Co., Ltd.................        48,069
                                              ------------
           RETAIL STORES -- 0.1%
    6,000  Aoyama Trading Co., Ltd..........       107,521
   13,000  Hankyu Department Stores Co......        72,488
   15,000  Isetan Co........................        62,874
   29,000  Mycal Corp.......................       243,115
   28,000  Takashimaya Co., Ltd.............       170,126
                                              ------------
                                                   656,124
                                              ------------
           RETAIL-GENERAL MERCHANDISE -- 0.1%
   14,300  Credit Saison Co., Ltd...........       354,143
   14,000  Daimuru, Inc.....................        33,164
   34,000  Mitsukoshi Ltd...................        90,739
                                              ------------
                                                   478,046
                                              ------------
           RETAIL-SPECIAL LINE -- 0.1%
   15,000  Seiyu Ltd........................        47,531
    2,000  Shimachu Co......................        31,533
   17,000  Uny Co., Ltd.....................       234,039
                                              ------------
                                                   313,103
                                              ------------
           SERVICES -- 0.3%
   10,000  Secom Co., Ltd...................       641,434
   64,000  Toppan Printing Co., Ltd.........       836,788
                                              ------------
                                                 1,478,222
                                              ------------
           STORAGE -- 0.0%
   15,000  Mitsubishi Logistics Corp........       156,898
                                              ------------
           TELECOMMUNICATIONS -- 2.1%
   11,000  Nippon Comsys Corp...............       136,209
    1,171  Nippon Telegraph & Telephone
           Corp.............................    10,086,979
                                              ------------
                                                10,223,188
                                              ------------
           TEXTILE PRODUCTS -- 0.2%
   12,000  Gunze Ltd........................        19,935
   26,000  Kanebo Ltd. *....................        18,997
   31,000  Kuraray Co., Ltd.................       257,497
   57,000  Mitsubishi Rayon Co., Ltd........       140,285
   16,000  Nisshinbo Industries, Inc........        67,681

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           JAPAN (CONTINUED)
   15,000  Onward Kashiyama Co., Ltd........  $    174,203
   89,000  Teijin Ltd.......................       186,870
   49,000  Toyobo Ltd.......................        59,544
   25,000  Unitika Ltd. *...................        13,459
   14,000  Wacoal Corp......................       139,977
                                              ------------
                                                 1,078,448
                                              ------------
           TRANSPORTATION -- 1.0%
      368  East Japan Railway Co............     1,667,052
   78,000  Hankyu Corp......................       366,541
  163,000  Japan Airlines Co. *.............       445,043
  148,000  Kinki Nippon Railway Co..........       793,379
   75,000  Nagoya Railroad Co., Ltd.........       258,420
   46,000  Nankai Electric Railway Co.......       201,660
   98,000  Nippon Express Co., Ltd..........       489,921
   67,000  Odakyu Electric Railway Co.......       290,630
   78,000  Tobu Railway Co., Ltd............       244,760
  100,000  Tokyu Corp.......................       387,629
                                              ------------
                                                 5,145,035
                                              ------------
           TRANSPORTATION & SHIPPING -- 0.1%
   13,000  Kamigumi Co., Ltd................        38,594
   30,000  Kawasaki Kisen Kaisha Ltd. *.....        36,456
   47,000  Keihin Electric Express Railway
           Co., Ltd.........................       164,473
  101,000  Mitsui OSK Lines, Ltd. *.........       140,600
  108,000  Nippon Yusen Kabushiki Kaisha....       297,367
    8,000  Seino Transportation.............        40,055
                                              ------------
                                                   717,545
                                              ------------
           WHOLESALE & INTERNATIONAL TRADE -- 0.6%
  137,000  Marubeni Corp....................       241,292
  143,000  Mitsubishi Corp..................     1,132,816
  145,000  Mitsui & Co......................       860,937
   97,000  Sumitomo Corp....................       544,604
                                              ------------
                                                 2,779,649
                                              ------------
           WHOLESALE DISTRIBUTION -- 0.0%
    1,000  Nagse & Co.......................         2,923
                                              ------------
           WIRE & CABLE PRODUCTS -- 0.1%
   60,000  Furukawa Electric Co., Ltd.......       257,958
                                              ------------
                                               132,689,079
                                              ------------
           MALAYSIA -- 0.8%
           AGRICULTURE -- 0.1%
  130,000  Golden Hope Plantations Berhad...       150,294
   37,500  Highlands & Lowlands Berhad......        38,344
   52,000  IOI Corporated Berhad............        16,833
   72,000  Kuala Lumpur Kepong Berhad.......       154,457
                                              ------------
                                                   359,928
                                              ------------
           AIRLINES -- 0.0%
   47,000  Malaysian Airlines...............        37,673
   12,000  Malaysian Pacific................        28,826
                                              ------------
                                                    66,499
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           MALAYSIA (CONTINUED)
           AUTOMOTIVE -- 0.0%
   13,000  Ederan Otomobil..................  $     26,552
   19,200  Oriental Holdings................        23,480
   41,000  Tan Chong Motors.................        17,907
                                              ------------
                                                    67,939
                                              ------------
           AUTOMOTIVE PARTS-REPLACEMENT -- 0.0%
   33,000  Perusahaan Otomobil Nasional
           Berhad...........................        32,217
                                              ------------
           BANKING -- 0.1%
   24,000  AMMB Holdings Berhad.............        15,723
   48,000  Commerce Asset Holdings Berhad...        22,937
   31,000  Ekran Berhad *...................        21,902
  115,500  Malayan Banking Berhad...........       335,310
  123,600  Public Bank......................        42,551
  104,000  RHB Capital Berhad...............        50,232
                                              ------------
                                                   488,655
                                              ------------
           BEVERAGES & TOBACCO -- 0.0%
   18,000  Guinness Anchor..................        22,197
                                              ------------
           BUILDING PRODUCTS -- 0.0%
   15,000  Hume Ind Malaysia................        15,723
   15,000  Jaya Tiasa Holdings Berhad.......        27,554
   25,000  Kedah Cement Holdings............         4,592
   25,000  Malayan Cement...................        17,021
   46,000  Pan-Malaysia Cement Works
           Berhad...........................        17,727
                                              ------------
                                                    82,617
                                              ------------
           CHEMICALS -- 0.0%
    8,000  Malaysian Oxygen Berhad..........        17,881
                                              ------------
           CONSTRUCTION -- 0.0%
   77,400  YTL Corp. Berhad.................       104,397
                                              ------------
           DIVERSIFIED -- 0.1%
   54,000  Berjaya Group Berhad.............        10,960
  113,000  Malayan United Industries........        19,741
   64,000  Mulpha International Berhad......         7,481
   58,000  Multi-Purpose Holdings Berhad....        14,901
   22,500  Perlis Plantations Berhad........        31,793
  235,040  Sime Darby Berhad................       225,840
   46,000  Time Engineering Berhard.........        11,818
                                              ------------
                                                   322,534
                                              ------------
           ELECTRIC UTILITY -- 0.2%
  313,000  Tenaga Nasional Berhad...........       667,434
                                              ------------
           ENERGY -- 0.0%
   16,000  Umw Holdings Berhard.............        12,126
                                              ------------
           ENGINEERING -- 0.0%
  180,000  Amsteel Corp. Berhad.............        31,446
   49,326  United Engineers (Malaysia)
           Ltd..............................        41,059
                                              ------------
                                                    72,505
                                              ------------
           ENTERTAINMENT -- 0.0%
   94,000  Magnum Corp. Berhad..............        56,511
  110,000  Resorts World Berhad.............       185,106
                                              ------------
                                                   241,617
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           MALAYSIA (CONTINUED)
           FINANCE -- 0.0%
   48,000  MBf Capital Berhad...............  $     11,160
   23,000  Rashid Hussain Berhad............        17,846
                                              ------------
                                                    29,006
                                              ------------
           FOOD PRODUCTS -- 0.0%
   15,000  Nestle (Malaysia) Berhad.........        69,367
                                              ------------
           HOME FURNISHINGS -- 0.0%
   47,000  Technology Resources Industries
           Berhad...........................        27,772
                                              ------------
           INVESTMENT COMPANIES -- 0.0%
   13,000  Hong Leong Industries............        13,226
   44,000  Ta Enterprise Berhad.............         8,930
                                              ------------
                                                    22,156
                                              ------------
           LEISURE -- 0.0%
   38,000  Berjaya Land Berhad..............        23,235
                                              ------------
           MANUFACTURING-CAPITAL GOODS -- 0.0%
   11,000  Sugei Way Holdings...............         3,561
                                              ------------
           METALS & MINING -- 0.0%
   92,400  Malaysia Mining Corp. Berhad.....        36,320
                                              ------------
           OIL & GAS -- 0.0%
   17,500  Shell Refining Co. (Malaysia)
           Berhad...........................        27,425
                                              ------------
           PRINTING & PUBLISHING -- 0.0%
   11,000  New Straits Time Press...........        13,622
                                              ------------
           REAL ESTATE -- 0.0%
   43,000  Hong Leong Properties............         7,844
   60,000  Malaysian Resources..............        13,873
   51,000  Metroplex Berhad.................        13,037
   51,000  Selangor Properties Berhad.......        15,592
                                              ------------
                                                    50,346
                                              ------------
           TELECOMMUNICATIONS -- 0.3%
  303,000  Telekom Malaysia Berhad..........       895,213
                                              ------------
           TOBACCO -- 0.0%
   15,000  RJ Reynolds......................        24,471
   28,300  Rothmans of Pall Mall (Malaysia)
           Berhad...........................       219,937
                                              ------------
                                                   244,408
                                              ------------
           TRANSPORTATION -- 0.0%
  101,000  Malaysian International
           Shipping.........................       147,905
                                              ------------
                                                 4,148,882
                                              ------------
           NETHERLANDS -- 3.5%
           APPLIANCES & HOUSEHOLD PRODUCTS -- 0.2%
   16,840  Philips Electronics NV...........     1,010,121
                                              ------------
           BANKING -- 0.3%
   67,585  ABN Amro Holding NV..............     1,316,876
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           NETHERLANDS (CONTINUED)
           BEVERAGES & TOBACCO -- 0.1%
    2,670  Heineken NV......................  $    464,926
                                              ------------
           BROADCASTING & PUBLISHING -- 0.1%
   38,430  Elsevier NV......................       621,787
                                              ------------
           CHEMICALS -- 0.2%
    4,383  Akzo Nobel NV....................       755,859
                                              ------------
           COMPUTER SOFTWARE -- 0.0%
    2,952  Getronics NV.....................        94,069
                                              ------------
           ENERGY -- 1.4%
  126,588  Royal Dutch Petroleum Co.........     6,950,008
                                              ------------
           FINANCE -- 0.3%
   40,887  ING Groep NV.....................     1,722,427
                                              ------------
           FOOD PRODUCTS -- 0.4%
   36,124  Unilever NV-CVA..................     2,227,427
                                              ------------
           INSURANCE -- 0.0%
    1,117  Stad Rotterdam NV................        60,775
                                              ------------
           MANUFACTURING-CONSUMER GOODS -- 0.0%
      255  Stork NV.........................         8,805
                                              ------------
           OFFICE EQUIPMENT & SERVICES -- 0.0%
      981  Oce Van Griten...................       106,945
                                              ------------
           PACKAGING -- 0.0%
    5,120  Kniniklijke KNP BT NV............       117,946
                                              ------------
           PRINTING & PUBLISHING -- 0.1%
    3,211  Wolters Kluwer CVA...............       414,833
                                              ------------
           RETAIL-SPECIAL LINE -- 0.1%
   19,619  Ahold............................       511,953
                                              ------------
           SERVICES -- 0.2%
   23,687  Koninklijke Royal PTT Nederland
           NV...............................       988,503
                                              ------------
           STEEL -- 0.0%
    1,305  Koninklijke Hoogovens NV.........        53,495
                                              ------------
           TRANSPORTATION -- 0.1%
    1,950  IHC Caland NV....................       101,192
    3,909  KLM Royal Dutch Air Lines NV.....       144,619
    1,133  Pakhoed NV Kon...................        32,695
                                              ------------
                                                   278,506
                                              ------------
                                                17,705,261
                                              ------------
           NEW ZEALAND -- 0.4%
           APPLIANCES & HOUSEHOLD PRODUCTS -- 0.0%
   13,249  Fisher & Paykel Industries
           Ltd..............................        42,312
                                              ------------
           BEVERAGES & TOBACCO -- 0.0%
   62,000  Lion Nathan Ltd..................       138,962
                                              ------------
           BUILDING PRODUCTS -- 0.0%
   36,983  Fletcher Challenge Building......        75,590
                                              ------------
           FINANCE -- 0.0%
  303,100  Brierley Investments Ltd.........       216,475
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           NEW ZEALAND (CONTINUED)
           FOREST PRODUCTS -- 0.1%
  195,881  Carter Holt Harvey Ltd...........  $    302,546
   93,679  Fletcher Challenge Forests.......        77,785
   72,922  Fletcher Challenge Paper.........        95,271
                                              ------------
                                                   475,602
                                              ------------
           OIL & GAS -- 0.0%
   37,968  Fletcher Challenge Energy........       132,939
                                              ------------
           TELECOMMUNICATIONS -- 0.3%
  204,065  Telecom Corp. of New Zealand
           Ltd..............................       989,402
                                              ------------
                                                 2,071,282
                                              ------------
           NORWAY -- 1.3%
           BANKING -- 0.0%
   61,300  Christiania Bank Og
           Kreditkasse......................       247,788
                                              ------------
           CHEMICALS -- 0.0%
    1,000  Dyno Industrier ASA..............        19,262
                                              ------------
           ELECTRIC UTILITY -- 0.0%
   15,650  Hafslund ASA, Series A...........        95,528
   10,326  Hafslund ASA, Series B...........        49,304
                                              ------------
                                                   144,832
                                              ------------
           ENGINEERING -- 0.1%
    8,950  Kvaerner ASA, Series A...........       456,472
                                              ------------
           FOREST PRODUCTS -- 0.0%
    3,200  Norske Skogindustrier ASA --
           Class A..........................        92,890
                                              ------------
           INDUSTRIAL GOODS & SERVICES -- 0.0%
    1,200  Unitor ASA.......................        14,650
                                              ------------
           INSURANCE -- 0.1%
   73,500  Storebrand ASA *.................       518,435
                                              ------------
           MANUFACTURING-CONSUMER GOODS -- 0.2%
   10,500  Orkla ASA, Series A..............       904,412
                                              ------------
           OIL & GAS -- 0.8%
   10,500  Aker RGI ASA, Series A...........       189,428
    2,100  Aker RGI ASA, Series B...........        34,183
   60,850  Norsk Hydro ASA..................     2,967,310
    8,300  Petroleum Geo-Services ASA *.....       523,521
                                              ------------
                                                 3,714,442
                                              ------------
           TRANSPORTATION -- 0.1%
   14,100  Bergesen d.y. ASA -- Class A.....       332,791
    1,400  Bergesen d.y. ASA -- Class B.....        32,663
    2,200  Leif Hoegh & Co. ASA.............        44,763
                                              ------------
                                                   410,217
                                              ------------
                                                 6,523,400
                                              ------------
           SINGAPORE -- 0.8%
           AUTOMOTIVE -- 0.0%
    1,000  Cycle & Carriage.................         4,125
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SINGAPORE (CONTINUED)
           BANKING -- 0.3%
   48,750  Development Bank Of Singapore
           Ltd..............................  $    416,632
   86,042  Oversea-Chinese Banking Corp.,
           Ltd..............................       500,439
   70,350  United Overseas Bank Ltd.........       390,384
                                              ------------
                                                 1,307,455
                                              ------------
           BEVERAGES & TOBACCO -- 0.0%
   21,000  Fraser & Neave Ltd...............        90,983
                                              ------------
           ELECTRICAL EQUIPMENT -- 0.0%
    3,000  Creative Technology Ltd. *.......        60,892
                                              ------------
           FINANCE -- 0.0%
   29,600  Haw Par Brothers International
           Ltd..............................        38,297
                                              ------------
           HOTELS & LODGING -- 0.0%
    1,000  Overseas Union Enterprise Ltd....         2,397
    1,100  Shangri-La Hotel Ltd.............         2,011
                                              ------------
                                                     4,408
                                              ------------
           METALS & MINING -- 0.0%
    7,000  Straits Trading Co., Ltd.........         8,309
                                              ------------
           PRINTING & PUBLISHING -- 0.1%
   28,320  Singapore Press Holdings.........       354,643
                                              ------------
           REAL ESTATE -- 0.1%
   56,600  City Developments Ltd............       262,015
   72,000  DBS Land Ltd.....................       110,247
    8,000  United Industrial Corp., Ltd.....         3,134
   52,000  United Overseas Land Ltd.........        43,824
                                              ------------
                                                   419,220
                                              ------------
           STEEL -- 0.0%
   60,750  NatSteel Ltd.....................        82,205
                                              ------------
           TELECOMMUNICATIONS -- 0.2%
  471,000  Singapore Telecommunications
           Ltd..............................       877,741
                                              ------------
           TRANSPORTATION -- 0.1%
   59,000  Neptune Orient Lines Ltd.........        23,286
   91,000  Singapore Airlines Ltd...........       594,087
                                              ------------
                                                   617,373
                                              ------------
           TRANSPORTATION & SHIPPING -- 0.0%
   49,000  Keppel Corp......................       140,753
                                              ------------
           WHOLESALE DISTRIBUTION -- 0.0%
   11,000  Inchcape Berhad..................        16,909
                                              ------------
                                                 4,023,313
                                              ------------
           SPAIN -- 2.7%
           BANKING -- 0.6%
   25,342  Banco Central Hispanoamericano
           SA...............................       616,859
   45,096  Banco Santander SA...............     1,506,007
   10,100  Corporacion Bancaria de Espana
           SA...............................       614,288
                                              ------------
                                                 2,737,154
                                              ------------
           BANKING & FINANCE -- 0.4%
   63,441  Banco Bilbao Vizcaya SA..........     2,052,051
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SPAIN (CONTINUED)
           BEVERAGES & TOBACCO -- 0.0%
    1,650  El Aguila SA *...................  $      6,474
    2,806  Tabacalera SA, Class A...........       227,366
                                              ------------
                                                   233,840
                                              ------------
           BUILDING PRODUCTS -- 0.0%
      820  Portland Valderrivas SA..........        73,707
    5,400  Uralita SA.......................        61,647
                                              ------------
                                                   135,354
                                              ------------
           CHEMICALS -- 0.0%
      700  Ercros SA *......................           680
                                              ------------
           COMMERCIAL SERVICES -- 0.0%
      500  Prosegur, CIA de Seguridad SA....         5,019
                                              ------------
           ENERGY -- 0.2%
   28,298  Repsol SA........................     1,206,814
                                              ------------
           ENGINEERING -- 0.1%
   18,613  Autopistas Concesionaria Espanola
           SA...............................       249,735
    3,400  Dragados & Construcciones SA.....        72,388
      200  Urbis SA *.......................         1,890
                                              ------------
                                                   324,013
                                              ------------
           FOOD & HOUSEHOLD PRODUCTS -- 0.0%
      400  Ebro Agricolas, Compania de
           Alimentacion SA..................         7,033
                                              ------------
           FOREST PRODUCTS -- 0.0%
      100  Empresa Nacional de Celulosas
           SA...............................         1,361
    2,498  Sarrio SA........................         9,047
                                              ------------
                                                    10,408
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.7%
   97,880  Endesa-Empresa Nac Elec..........     1,737,131
    3,008  Fomento de Construcciones y
           Contratas SA.....................       114,466
   86,924  Iberdrola SA.....................     1,143,471
   23,666  Union Electrica Fenosa SA........       226,699
                                              ------------
                                                 3,221,767
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.0%
      675  Corporacion Financiara Alba SA...        71,080
                                              ------------
           INSURANCE -- 0.0%
    4,600  Corporacion Mapfre...............       121,930
                                              ------------
           METALS -- 0.0%
      400  Acerinox SA......................        59,233
                                              ------------
           MISCELLANEOUS MATERIALS & COMMODITIES -- 0.0%
    1,221  Viscofan Industria Navarra de
           Envolturas Celulosicassa SA......        30,642
                                              ------------
           NATURAL GAS UTILITY -- 0.1%
   13,824  Gas Natural SDG SA...............       716,526
                                              ------------
           REAL ESTATE -- 0.0%
      247  Inmobiliaria Metropolitana Vasco
           Central SA.......................        11,133
    2,361  Vallehermoso SA..................        72,341
                                              ------------
                                                    83,474
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SPAIN (CONTINUED)
           TELECOMMUNICATIONS -- 0.6%
   88,875  Telefonica de Espana.............  $  2,536,530
                                              ------------
           WATER UTILITY -- 0.0%
    3,442  Aquas De Barcelona...............       141,821
                                              ------------
                                                13,695,369
                                              ------------
           SWEDEN -- 1.4%
           AUTOMOTIVE -- 0.1%
   19,000  Volvo AB, Series B...............       510,060
                                              ------------
           BANKING & FINANCE -- 0.0%
    6,300  Svenska Handlesbanken, Class B...       202,871
                                              ------------
           BUILDING PRODUCTS -- 0.0%
    4,400  Scancem AB -- Class A............       180,229
                                              ------------
           ENGINEERING -- 0.2%
   39,000  ABB AB, Series A.................       462,042
   28,500  ABB AB, Series B.................       335,849
      100  Skanska AB, Series B.............         4,102
                                              ------------
                                                   801,993
                                              ------------
           FOREST PRODUCTS -- 0.1%
   14,500  Stora Kopparbergs Bergslags
           Aktiebolag, Series A.............       182,749
    3,250  Stora Kopparbergs Bergslags
           Aktiebolag, Series B.............        40,347
    3,800  Svenska Cellusoa AB, Series B....        85,489
                                              ------------
                                                   308,585
                                              ------------
           INSURANCE -- 0.1%
   12,000  Skandia Forsakrings AB...........       566,397
                                              ------------
           MACHINERY & EQUIPMENT -- 0.1%
    8,250  Atlas Copco AB, Series A.........       246,428
      500  Atlas Copco AB, Series B.........        14,904
                                              ------------
                                                   261,332
                                              ------------
           MANUFACTURING-CONSUMER GOODS -- 0.1%
    3,700  Electrolux AB, Series B..........       256,946
                                              ------------
           METAL FABRICATE/HARDWARE -- 0.0%
    9,300  SKF AB, Series A.................       186,367
                                              ------------
           METALS & MINING -- 0.1%
   10,100  SKF AB, Series B.................       215,128
    7,960  Trelleborg AB, Series B..........       100,323
                                              ------------
                                                   315,451
                                              ------------
           OFFICE EQUIPMENT & SERVICES -- 0.0%
      300  Esselte AB, Series B.............         6,087
                                              ------------
           PHARMACEUTICALS -- 0.3%
   76,400  Astra AB, Series A...............     1,323,987
   13,333  Astra AB, Series B...............       224,335
                                              ------------
                                                 1,548,322
                                              ------------
           TELECOMMUNICATIONS -- 0.3%
   54,600  Telefonaktiebolaget LM Ericsson,
           Series B.........................     2,054,115
                                              ------------
                                                 7,198,755
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SWITZERLAND -- 5.2%
           AIRLINES -- 0.1%
      220  Sairgroup........................  $    301,669
                                              ------------
           BANKING -- 0.3%
    4,380  Swiss Bank Corp..................     1,363,353
                                              ------------
           BUILDING PRODUCTS -- 0.1%
      436  Holderbank Financiere Glarus
           AG...............................       356,321
                                              ------------
           COMMERCIAL SERVICES -- 0.0%
      390  Addeco SA........................       113,239
                                              ------------
       81  SGS Societe Generale de
           Surveillance Holding SA..........       155,497
                                              ------------
                                                   268,736
                                              ------------
           DIVERSIFIED -- 0.2%
      450  ABB AG, Bearer Shares *..........       566,144
      225  Alusuisse-Lonza Holding AG,
           Registered.......................       216,431
                                              ------------
                                                   782,575
                                              ------------
           ENGINEERING -- 0.0%
       15  Schindler Holding AG,
           Participating Certificates.......        15,653
                                              ------------
           FINANCE -- 0.7%
   11,720  Credit Suisse Group,
           Registered.......................     1,815,994
    1,179  UBS -- Union Bank of Switzerland,
           Bearer...........................     1,707,207
                                              ------------
                                                 3,523,201
                                              ------------
           FOOD PRODUCTS -- 0.7%
    2,468  Nestle SA, Registered............     3,703,985
                                              ------------
           INSURANCE -- 0.5%
      715  Swiss Reinsurance Co.,
           Registered.......................     1,339,261
    2,350  Zuerich Verichrng Gesellschft
           Rg...............................     1,121,387
                                              ------------
                                                 2,460,648
                                              ------------
           MANUFACTURING-CONSUMER GOODS -- 0.0%
      182  Sulzer AG, Registered............       115,548
                                              ------------
           METAL FABRICATE/HARDWARE -- 0.0%
       30  Fischer (George) AG, Bearer......        41,137
                                              ------------
           METALS -- 0.0%
       40  Alusuisse-Lonza Holding AG,
           Bearer...........................        38,202
                                              ------------
           PHARMACEUTICALS -- 2.6%
      461  Novartis AG, Bearer..............       750,659
    3,879  Novartis AG, Registered..........     6,303,638
      439  Roche Holding AG.................     4,365,768
       94  Roche Holding AG, Bearer.........     1,450,069
                                              ------------
                                                12,870,134
                                              ------------
           RETAIL-GENERAL MERCHANDISE -- 0.0%
       65  Jelmoli Holding AG, Bearer.......        56,151
      260  Valora Holding AG................        54,904
                                              ------------
                                                   111,055
                                              ------------
           RETAIL-SPECIAL LINE -- 0.0%
      325  Jelmoli Holding AG, Registered...        54,369
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           SWITZERLAND (CONTINUED)
           TRANSPORTATION -- 0.0%
        5  Danzas Holding AG, Registered....  $        984
                                              ------------
                                                26,007,570
                                              ------------
           UNITED KINGDOM -- 18.7%
           AEROSPACE -- 0.1%
   21,664  Smiths Industries PLC............       308,516
                                              ------------
           AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
   30,897  British Aerospace PLC............       885,090
      800  Cobham PLC.......................        11,011
                                              ------------
                                                   896,101
                                              ------------
           APPLIANCES & HOUSEHOLD PRODUCTS -- 0.1%
   56,200  EMI Group PLC....................       484,782
                                              ------------
           AUTO PARTS -- 0.1%
   19,014  BBA Group PLC....................       127,646
    3,446  Laird Group PLC..................        25,147
   39,582  T & N PLC........................       165,425
                                              ------------
                                                   318,218
                                              ------------
           AUTOMOTIVE -- 0.1%
    3,101  Lex Service PLC..................        23,803
  106,709  Rolls-Royce PLC..................       403,832
                                              ------------
                                                   427,635
                                              ------------
           BANKING -- 2.3%
  100,737  Abbey National PLC...............     1,738,748
  109,128  Barclays PLC.....................     2,899,886
   67,568  HSBC Holdings PLC................     1,746,584
  140,367  HSBC Holdings PLC (Hong Kong
           Dollars).........................     3,478,260
   60,801  Royal Bank of Scotland Group
           PLC..............................       778,328
   13,979  Schroders PLC....................       431,270
                                              ------------
                                                11,073,076
                                              ------------
           BEVERAGES & TOBACCO -- 0.6%
  288,938  Guinness Giageo PLC..............     2,655,217
   44,161  Scottish & Newcastle PLC.........       534,434
                                              ------------
                                                 3,189,651
                                              ------------
           BREWERY -- 0.2%
   67,527  Bass PLC.........................     1,039,981
                                              ------------
           BROADCASTING/CABLE -- 0.2%
  122,800  British Sky Broadcasting Group
           PLC..............................       917,332
   43,042  Carlton Communications PLC.......       331,444
                                              ------------
                                                 1,248,776
                                              ------------
           BUILDING PRODUCTS -- 0.3%
   53,502  Blue Circle Industries PLC.......       313,176
   37,736  BPB PLC..........................       209,867
   27,842  Hepworth PLC.....................       100,556
    8,499  Marley PLC.......................        13,355
    9,467  Meyer International PLC..........        59,660
   18,454  RMC Group PLC....................       260,525
   77,228  Rugby Group PLC..................       173,452
   55,474  Tarmac PLC.......................       104,512
   54,273  Williams PLC.....................       300,051
                                              ------------
                                                 1,535,154
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           CHEMICALS -- 0.3%
   34,748  BOC Group PLC....................  $    575,461
   21,004  Courtaulds PLC...................       102,816
   51,551  Imperial Chemical Industries
           PLC..............................       797,328
                                              ------------
                                                 1,475,605
                                              ------------
           COMPUTER HARDWARE MANUFACTURING -- 0.0%
    1,793  Viglen Technology PLC............             0
                                              ------------
           CONGLOMERATES -- 0.4%
  237,175  B.A.T. Industries PLC............     2,163,927
   40,924  Lonrho PLC.......................        62,623
                                              ------------
                                                 2,226,550
                                              ------------
           CONSTRUCTION -- 0.0%
   56,510  Taylor Woodrow PLC...............       165,972
                                              ------------
           DISTRIBUTION -- 0.4%
  399,610  BG PLC...........................     1,801,601
  315,594  Centrica PLC *...................       456,966
                                              ------------
                                                 2,258,567
                                              ------------
           ELECTRIC UTILITY -- 0.3%
  122,969  National Grid Group PLC..........       587,273
   84,283  Scottish Power PLC...............       744,015
   34,209  Southern Electric PLC............       284,815
                                              ------------
                                                 1,616,103
                                              ------------
           ELECTRICAL & ELECTRONIC -- 0.3%
   25,643  Bowthorpe PLC....................       158,857
   32,574  Electrocomponents PLC............       242,260
  198,960  General Electric Co., PLC........     1,306,203
                                              ------------
                                                 1,707,320
                                              ------------
           ELECTRICAL EQUIPMENT -- 0.0%
    6,722  Delta PLC........................        29,089
                                              ------------
           ENERGY -- 1.2%
  441,578  British Petroleum Co., PLC.......     5,816,222
                                              ------------
           ENGINEERING -- 0.0%
   10,902  AMEC PLC.........................        21,078
      171  Barratt Developments PLC.........           651
                                              ------------
                                                    21,729
                                              ------------
           FINANCE -- 1.3%
   56,913  Cardon PLC.......................       165,751
  418,478  Lloyds TSB Group PLC.............     5,412,119
   13,726  Mercury Asset Management Group
           PLC..............................       383,490
   19,913  Provident Financial PLC..........       261,136
   25,910  St. James's Place Capital PLC....        72,049
                                              ------------
                                                 6,294,545
                                              ------------
           FOOD & HOUSEHOLD PRODUCTS -- 0.6%
   71,702  Cadbury Schweppes PLC............       713,771
  248,748  Unilever PLC.....................     2,132,404
                                              ------------
                                                 2,846,175
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           FOOD PRODUCTS -- 0.2%
   64,400  Associated British Foods PLC.....  $    552,072
   23,280  Tate & Lyle PLC..................       192,291
    9,334  Unigate PLC......................        92,380
   34,759  United Biscuits (Holdings) PLC...       128,111
                                              ------------
                                                   964,854
                                              ------------
           FOREST PRODUCTS -- 0.0%
   43,404  Arjo Wiggins Appleton PLC........       116,410
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.2%
   86,766  National Power PLC...............       860,159
                                              ------------
           HEALTH & PERSONAL CARE -- 1.8%
  271,959  Glaxo Wellcome PLC...............     6,434,792
   72,169  Zeneca Group PLC.................     2,541,187
                                              ------------
                                                 8,975,979
                                              ------------
           HOMEBUILDERS -- 0.0%
   30,094  George Wimpey PLC................        52,488
   31,929  Wilson Connolly Holdings PLC.....        81,956
                                              ------------
                                                   134,444
                                              ------------
           INDUSTRIAL HOLDING COMPANY -- 0.3%
   26,483  BICC Group PLC...................        74,949
  292,639  BTR PLC..........................       898,015
   42,127  Hanson PLC.......................       188,886
   34,133  TI Group PLC.....................       261,717
                                              ------------
                                                 1,423,567
                                              ------------
           INSURANCE -- 2.2%
   65,168  Boots Co., PLC...................       946,820
   49,041  Commercial Union PLC.............       724,616
   72,016  Great Universal Stores PLC.......       888,715
   65,046  Guardian Royal Exchange PLC......       347,837
   89,407  Legal & General Group PLC........       782,628
  215,326  Marks & Spencer PLC..............     2,122,244
  137,833  Prudential Corp., PLC............     1,602,277
  110,873  Royal & Sun Alliance Insurance
           Group PLC........................     1,112,827
  133,038  Sainsbury (J) PLC................     1,115,301
   16,318  Sedgwick Group PLC...............        37,858
  157,137  Tesco PLC........................     1,266,913
   28,938  Willis Corroon Group PLC.........        70,708
                                              ------------
                                                11,018,744
                                              ------------
           LEISURE -- 0.3%
   62,992  Granada Group PLC................       971,175
   84,471  Ladbroke Group PLC...............       366,930
   56,900  Rank Group PLC...................       317,383
                                              ------------
                                                 1,655,488
                                              ------------
           MACHINE-DIVERSIFIED -- 0.0%
   21,296  FKI PLC..........................        67,278
                                              ------------
           MACHINERY & EQUIPMENT -- 0.1%
   25,300  GKN PLC..........................       519,110
                                              ------------

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           MANUFACTURING-CAPITAL GOODS -- 0.1%
   18,984  IMI PLC..........................  $    126,663
   40,592  Wolseley PLC.....................       322,597
                                              ------------
                                                   449,260
                                              ------------
           MERCHANDISING -- 0.1%
   78,023  Safeway PLC......................       442,908
                                              ------------
           METALS -- 0.2%
  145,916  British Steel PLC................       316,319
   76,682  Rio Tinto PLC, Registered........       890,149
                                              ------------
                                                 1,206,468
                                              ------------
           METALS & MINING -- 0.0%
   24,630  English China Clays PLC..........       109,016
   10,804  Johnson Matthey PLC..............        96,262
                                              ------------
                                                   205,278
                                              ------------
           MISCELLANEOUS MATERIALS & COMMODITIES -- 0.0%
   15,900  Harrisons & Crosfield PLC........        36,627
   30,432  Pilkington PLC...................        64,093
   11,415  Vickers PLC......................        44,514
                                              ------------
                                                   145,234
                                              ------------
           OIL & GAS -- 0.1%
    9,771  Burmah Castrol PLC...............       169,936
   69,182  LASMO PLC........................       307,917
                                              ------------
                                                   477,853
                                              ------------
           PAPER PRODUCTS -- 0.0%
   24,358  Rexam PLC........................       119,635
                                              ------------
           PHARMACEUTICALS -- 0.9%
  425,140  SmithKline Beecham PLC...........     4,375,538
                                              ------------
           PRINTING & PUBLISHING -- 0.5%
    4,808  De La Rue PLC....................        31,328
   40,873  Pearson PLC......................       531,295
   81,796  Reed International PLC...........       797,430
  120,955  Reuters Holdings PLC.............     1,330,447
                                              ------------
                                                 2,690,500
                                              ------------
           RAILROADS -- 0.1%
   35,800  Railtrack Group PLC..............       569,615
                                              ------------
           REAL ESTATE -- 0.3%
   34,009  British Land Co., PLC............       372,123
    2,436  Great Portland Estates PLC.......         9,620
   35,421  Hammerson PLC....................       275,382
   37,045  Land Securities PLC..............       597,348
   13,249  MEPC PLC.........................       111,071
   23,972  Slough Estates PLC...............       135,489
                                              ------------
                                                 1,501,033
                                              ------------
           RETAIL STORES -- 0.1%
   26,826  Next PLC.........................       305,446
                                              ------------
           RETAIL-GENERAL MERCHANDISE -- 0.2%
   12,736  Argos PLC........................       115,467
   48,507  Kingfisher PLC...................       676,818
   83,403  Sears PLC........................        72,047
                                              ------------
                                                   864,332
                                              ------------

                                   Continued

                          The Kent  INTERNATIONAL GROWTH FUND
                          Funds PORTFOLIO OF INVESTMENTS (CONTINUED) DECEMBER 31, 1997

                                                 MARKET
 SHARES                                          VALUE
 ------                                          ------
COMMON STOCKS (CONTINUED)
           UNITED KINGDOM (CONTINUED)
           RETAIL-SPECIAL LINE -- 0.1%
  101,624  LucasVarity PLC..................  $    359,507
                                              ------------
           TELECOMMUNICATIONS -- 1.4%
  480,466  British Telecommunications PLC...     3,792,712
  172,196  Cable & Wireless PLC.............     1,514,408
  219,768  Vodafone Group PLC...............     1,603,726
                                              ------------
                                                 6,910,846
                                              ------------
           TELECOMMUNICATIONS-EQUIPMENT -- 0.0%
   16,186  Racal Electronic PLC.............        70,576
                                              ------------
           TEXTILE PRODUCTS -- 0.0%
   36,816  Coats Viyella PLC................        55,428
    3,534  Courtaulds Textiles PLC..........        20,730
                                              ------------
                                                    76,158
                                              ------------
           TRANSPORTATION -- 0.3%
   74,172  British Airways PLC..............       727,986
   13,207  Ocean Group PLC..................       128,429
   44,646  Peninsular & Oriental Steam
           Navigation Co....................       510,184
   23,478  Transport Development Group PLC..        79,193
                                              ------------
                                                 1,445,792
                                              ------------
           WATER UTILITY -- 0.2%
   19,357  Anglian Water PLC................       257,985
   27,099  Thames Water PLC.................       406,204
   38,414  United Utilities PLC.............       496,171
                                              ------------
                                                 1,160,360
                                              ------------
                                                94,092,139
                                              ------------
           TOTAL COMMON STOCKS..............   488,705,682
           (Cost $423,047,484)                ------------

PREFERRED STOCKS -- 0.7%
           AUSTRALIA -- 0.2%
           PRINTING & PUBLISHING -- 0.2%
  175,105  News Corp. Ltd...................       866,419
                                              ------------
           AUSTRIA -- 0.1%
           BANKING -- 0.1%
    2,600  Bank Austria AG -- Vorguz........       123,312
    7,244  Bank Austria Preferred *.........       321,807
                                              ------------
                                                   445,119
                                              ------------
           GERMANY -- 0.4%
           AUTOMOTIVE -- 0.1%
      168  MAN AG Preferred.................        38,121
      527  Volkswagen AG Preferred..........       225,978
                                              ------------
                                                   264,099
                                              ------------
           COMPUTER SOFTWARE -- 0.2%
    3,800  SAP AG Preferred.................     1,234,653
                                              ------------
           GAS & ELECTRIC UTILITY -- 0.1%
   19,640  RWE AG...........................       841,070
                                              ------------
                                                 2,339,822
                                              ------------
           ITALY -- 0.0%
           AUTOMOTIVE -- 0.0%
   90,420  Fiat SpA Preferred...............       138,085
                                              ------------

SHARES OR
PRINCIPAL                                        MARKET
 AMOUNT                                          VALUE
---------                                        ------
PREFERRED STOCKS (CONTINUED)
           TOTAL PREFERRED STOCKS...........  $  3,789,445
           (Cost $2,471,524)                  ------------

RIGHTS -- 0.1%
           AUSTRALIA -- 0.0%
           ENTERTAINMENT -- 0.0%
   22,876  Crown Ltd. Rights *..............         1,938
                                              ------------
           ITALY -- 0.1%
           BANKING -- 0.1%
   38,900  Banco Ambrosiano Veneto SpA*.....        48,625
   54,694  Banco Ambrosiano Veneto SpA*.....        34,648
   54,694  Banco Ambrosiano Veneto SpA*.....       232,789
   38,900  Banco Ambrosiano Veneto SpA*.....         5,259
                                              ------------
                                                   321,321
           MALAYSIA -- 0.0%
           BANKING -- 0.0%
  103,000  Public Bank......................             0
                                              ------------
           TOTAL RIGHTS.....................       323,259
           (Cost $94,665)                     ------------

WARRANTS -- 0.0%
           BELGIUM -- 0.0%
           BANKING -- 0.0%
      568  Generale Banque Warrants *.......         1,456
                                              ------------
           FRANCE -- 0.0%
           FINANCE -- 0.0%
   12,918  Compagnie Generale des Eaux *....         8,783
                                              ------------
           TOTAL WARRANTS...................        10,239
           (Cost $0)                          ------------

COMMERCIAL PAPER -- 1.1%
           UNITED STATES -- 1.1%
           AUTOMOTIVE -- 1.1%
$5,714,579 General Motors Acceptance Corp...     5,714,579
                                              ------------
           TOTAL COMMERCIAL PAPER...........     5,714,579
           (Cost $5,714,579)                  ------------

TOTAL INVESTMENTS -- 99.2%..................   498,543,204
                     (Cost $431,328,252) (a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%.......................     3,835,505
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $502,378,709
                                              ============

---------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of mark to market adjustment for passive foreign investment companies of $2,685,051. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $128,496,401
       Unrealized depreciation...............   (63,966,500)
                                               ------------
       Net unrealized appreciation...........  $ 64,529,901
                                               ============

* Non-income producing security.

                                 The Kent Funds

                                    INTERNATIONAL GROWTH FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

At December 31, 1997, the International Growth Fund's open forward foreign currency exchange contracts were as follows:

                                                                                                              UNREALIZED
                                    DELIVERY       CONTRACT     CONTRACT       CONTRACT        MARKET        APPRECIATION
            CURRENCY                  DATE         PRICE**      AMOUNT**         VALUE          VALUE       (DEPRECIATION)
--------------------------------  -------------    --------    -----------    -----------    -----------    --------------
Short Contracts:
  Austrian Schilling............         1/5/98     12.5990    $(9,723,653)   $  (771,780)   $  (768,617)      $(3,163)
  Belgian Franc.................        1/15/98     36.9860     (5,695,549)      (153,992)      (153,726)          266
  British Pound.................         1/6/98      0.5970       (443,342)      (742,598)      (729,476)       13,122
  British Pound.................         1/7/98      0.6035       (131,207)      (217,410)      (215,888)        1,522
  German Marks..................         1/8/98      1.7910       (444,121)      (247,974)      (247,002)          971
  French Franc..................        1/30/98      5.9620     (2,976,299)      (499,212)      (494,742)        4,470
  New Zealand Dollar............         1/8/98      1.5267         (7.537)        (4,937)        (4,377)          560
  Singapore Dollars.............         1/6/98      1.6790       (101,293)       (60,329)       (60,117)          213
  Japanese Yen..................         1/7/98    130.1000     (7,866,538)       (60,465)       (60,502)          (37)
                                                                              -----------    -----------       -------
Total Short Contracts:                                                        $(2,758,697)   $(2,734,447)      $24,250
                                                                              ===========    ===========       =======
Long Contracts:
  U.S. Dollar...................         1/5/98      1.0000    $   771,780    $   771,780    $   771,780       $     0
  U.S. Dollar...................         1/6/98      1.0000        802,927        802,927        802,927             0
  U.S. Dollar...................         1/7/98      1.0000        277,875        277,875        277,875             0
  U.S. Dollar...................         1/8/98      1.0000        252,911        252,911        252,911             0
  U.S. Dollar...................        1/15/98      1.0000        153,992        153,992        153,992             0
  U.S. Dollar...................        1/30/98      1.0000        499,212        499,212        499,212             0
                                                                              -----------    -----------       -------
Total Long Contracts:                                                         $ 2,758,697    $ 2,758,697       $     0
                                                                              ===========    ===========       =======

---------------
** Contract price is in local currency.

                       See Notes to Financial Statements.

                                         The Kent Funds


                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS -- 98.8%
            ADVERTISING -- 0.1%
    10,200  Interpublic Group Companies
            Inc.............................  $    508,088
     6,600  Omnicom Group...................       279,675
                                              ------------
                                                   787,763
                                              ------------
            AEROSPACE & DEFENSE -- 1.3%
    80,892  Boeing Co.......................     3,958,653
     5,100  General Dynamics Corp...........       440,831
    15,694  Lockheed Martin Corp............     1,545,859
     5,400  Northrop Grumman Corp...........       621,000
         1  Raytheon Co. -- Class A.........            20
    27,500  Raytheon Co. -- Class B.........     1,388,750
                                              ------------
                                                 7,955,113
                                              ------------
            AGRICULTURE -- 0.1%
     5,300  Pioneer Hi Bred, Inc............       568,425
                                              ------------
            APPLIANCES & HOUSEHOLD PRODUCTS -- 0.1%
     7,900  Maytag Corp.....................       294,769
     6,100  Whirlpool Corp..................       335,500
                                              ------------
                                                   630,269
                                              ------------
            AUTO/TRUCK -- ORIGINAL EQUIPMENT -- 0.4%
     3,100  Cummins Engine, Inc.............       183,094
     8,500  Dana Corp.......................       403,750
     6,200  Eaton Corp......................       553,349
     6,120  Navistar International Corp.*...       151,853
     6,250  PACCAR Inc......................       328,125
    10,000  TRW Inc.........................       533,750
                                              ------------
                                                 2,153,921
                                              ------------
            AUTO/TRUCK -- REPLACEMENT EQUIPMENT -- 0.1%
     5,100  Echlin, Inc.....................       184,556
    14,425  Genuine Parts Co................       489,549
                                              ------------
                                                   674,105
                                              ------------
            AUTOMOTIVE -- 1.6%
    53,838  Chrysler Corp...................     1,894,425
    97,100  Ford Motor Co...................     4,727,556
    58,200  General Motors Corp.............     3,528,375
                                              ------------
                                                10,150,356
                                              ------------
            BANKS -- MAJOR REGIONAL -- 5.8%
    47,544  Banc One Corp...................     2,582,233
    30,500  Bank of New York Co., Inc.......     1,763,281
    11,800  BankBoston Corp.................     1,108,463
    15,900  Barnett Banks, Inc..............     1,142,813
     8,500  Comerica, Inc...................       767,125
    16,200  Corestates Financial Corp.......     1,297,013
    12,500  Fifth Third Bancorp.............     1,021,875
    23,553  First Chicago NBD Corp..........     1,966,675
    50,850  First Union Corp................     2,606,062
    20,207  Fleet Financial Group, Inc......     1,514,262
    15,500  Huntington Bancshares...........       558,000
    17,800  KeyCorp.........................     1,260,463
    20,600  Mellon Bank Corp................     1,248,875
    17,300  National City Corp..............     1,137,475

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            BANKS -- MAJOR REGIONAL (CONTINUED)
    57,588  NationsBank.....................  $  3,502,069
    61,100  Norwest Corp....................     2,359,987
    24,700  PNC Bank Corp...................     1,409,444
     4,400  Republic New York Corp..........       502,425
    13,000  State Street Corp...............       756,438
    17,100  SunTrust Banks, Inc.............     1,220,513
    19,854  U.S. Bancorp....................     2,222,406
    16,500  Wachovia Corp...................     1,338,563
     7,000  Wells Fargo & Co................     2,376,062
                                              ------------
                                                35,662,522
                                              ------------
            BANKS -- MONEY CENTER -- 2.5%
    56,148  BankAmerica Corp................     4,098,804
     7,900  Bankers Trust New York Corp.....       888,256
    11,100  BB&T Corp.......................       711,094
    34,058  Chase Manhattan Corp............     3,729,351
    37,000  Citicorp........................     4,678,187
    14,400  J.P. Morgan & Co., Inc..........     1,625,400
                                              ------------
                                                15,731,092
                                              ------------
            BEVERAGES -- ALCOHOLIC -- 0.5%
     3,000  Adolph Coors Co.................        99,750
    39,670  Anheuser-Busch Co., Inc.........     1,745,480
     5,600  Brown-Forman Corp...............       309,400
    29,600  Seagram Co., Ltd................       956,450
                                              ------------
                                                 3,111,080
                                              ------------
            BEVERAGES -- SOFT DRINKS -- 2.9%
   200,100  Coca-Cola Co....................    13,331,662
   122,800  PepsiCo, Inc....................     4,474,525
                                              ------------
                                                17,806,187
                                              ------------
            BROADCASTING/CABLE -- 0.4%
     7,900  Clear Channel Communications*...       627,556
    28,200  Comcast Corp. Special...........       890,063
    41,046  Tele-Communications Inc.*.......     1,146,722
                                              ------------
                                                 2,664,341
                                              ------------
            BUILDING & CONSTRUCTION --
            MISCELLANEOUS -- 0.2%
     3,300  Armstrong World Industries,
            Inc.............................       246,675
    13,400  Masco Corp......................       681,725
     4,300  Owens-Corning Fiberglass
            Corp............................       146,738
                                              ------------
                                                 1,075,138
                                              ------------
            BUILDING -- HEAVY CONSTRUCTION -- 0.1%
     6,800  Fluor Corp......................       254,150
     3,300  Foster Wheeler Corp.............        89,306
                                              ------------
                                                   343,456
                                              ------------
            BUILDING -- MAINTENANCE & SERVICE -- 0.1%
     5,200  Ecolab, Inc.....................       288,275
                                              ------------
            BUILDING -- MOBILE/MANUFACTURING &
            RECREATIONAL VEHICLES -- 0.0%
     2,900  Fleetwood Enterprises, Inc......       123,069
                                              ------------

                                   Continued

                                         The Kent Funds


                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.1%
     2,400  Centex Corp.....................  $    151,050
     3,140  Kaufman & Broad Home Corp.......        70,454
     1,700  Pulte Corp......................        71,081
                                              ------------
                                                   292,585
                                              ------------
            BUILDING PRODUCTS -- RETAIL/WHOLESALE -- 0.7%
    59,231  Home Depot, Inc.................     3,487,225
    14,100  Lowe's Cos., Inc................       672,394
                                              ------------
                                                 4,159,619
                                              ------------
            BUILDING PRODUCTS -- WOOD -- 0.2%
     8,900  Louisiana-Pacific Corp..........       169,100
    16,150  Weyerhaeuser Co.................       792,359
                                              ------------
                                                   961,459
                                              ------------
            BUSINESS INFORMATION -- 0.2%
    13,165  Cognizant Corp..................       586,665
    13,765  Dun & Bradstreet Corp...........       425,855
                                              ------------
                                                 1,012,520
                                              ------------
            BUSINESS SERVICES -- 0.1%
     8,400  H & R Block.....................       376,425
                                              ------------
            CAPITAL GOODS -- 0.3%
    57,000  CBS Corp........................     1,677,938
                                              ------------
            CHEMICALS -- DIVERSIFIED -- 2.0%
     4,400  B.F. Goodrich Co................       182,325
    18,300  Dow Chemical Co.................     1,857,450
    91,600  E.I. du Pont de Nemours & Co....     5,501,724
     6,300  Eastman Chemical Co.............       375,244
     7,900  Hercules, Inc...................       395,494
    48,000  Monsanto Co.....................     2,016,000
    14,400  PPG Industries, Inc.............       822,600
     5,000  Rohm & Haas Co.,................       478,750
    10,000  Union Carbide Corp..............       429,375
     6,000  W.R. Grace & Co.................       482,625
                                              ------------
                                                12,541,587
                                              ------------
            CHEMICALS -- SPECIALTY -- 0.4%
     8,900  Air Products & Chemical Inc.....       732,025
    11,737  Engelhard Corp..................       203,930
     4,800  Great Lakes Chemical Corp.......       215,400
    11,200  Morton International, Inc.......       385,000
     5,400  Nalco Chemical Co...............       213,638
    12,800  Praxair, Inc....................       576,000
     8,100  Sigma-Aldrich Corp..............       321,975
                                              ------------
                                                 2,647,968
                                              ------------
            COMPUTER SOFTWARE -- 2.9%
     5,900  Adobe Systems, Inc..............       243,375
    44,218  Computer Associates
            International, Inc..............     2,338,026
    97,600  Microsoft Corp.*................    12,614,799
    12,000  Nextlevel Systems Inc.*.........       214,500

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            COMPUTER SOFTWARE (CONTINUED)
    79,375  Oracle Corp.*...................  $  1,771,055
    10,300  Parametric Technology Corp.*....       487,963
                                              ------------
                                                17,669,718
                                              ------------
            COMPUTERS -- LOCAL AREA NETWORK -- 1.0%
    28,000  3COM Corp.*.....................       978,250
    17,100  Bay Networks, Inc.*.............       437,119
    12,800  Cabletron Systems*..............       192,000
    81,400  Cisco Systems, Inc.*............     4,538,050
    28,300  Novell, Inc.*...................       212,250
                                              ------------
                                                 6,357,669
                                              ------------
            COMPUTERS -- MAINFRAME -- 1.4%
    78,700  International Business Machines
            Corp............................     8,229,069
    14,200  Unisys Corp.....................       197,025
                                              ------------
                                                 8,426,094
                                              ------------
            COMPUTERS -- MEMORY DEVICES -- 0.2%
    40,100  EMC Corp.*......................     1,100,244
    19,800  Seagate Technology, Inc.*.......       381,150
                                              ------------
                                                 1,481,394
                                              ------------
            COMPUTERS -- MICRO -- 1.0%
    10,300  Apple Computer, Inc.*...........       135,188
    61,267  Compaq Computer Corp............     3,457,756
     3,900  Data General Corp.*.............        68,006
    26,400  Dell Computer Corp.*............     2,217,600
                                              ------------
                                                 5,878,550
                                              ------------
            COMPUTERS -- MINI -- 1.2%
    12,200  Digital Equipment Corp.*........       451,400
    84,200  Hewlett-Packard Co..............     5,262,500
    15,200  Silicon Graphics, Inc.*.........       189,050
    30,300  Sun Microsystems, Inc.*.........     1,208,213
                                              ------------
                                                 7,111,163
                                              ------------
            COMPUTERS -- SERVICES -- 0.6%
    23,700  Automatic Data Processing,
            Inc.............................     1,454,587
     6,400  Ceridian Corp.*.................       293,200
     6,300  Computer Science*...............       526,050
    12,200  Equifax, Inc....................       432,338
    35,400  First Data Corp.................     1,035,450
     2,000  Shared Medical Systems Corp.....       132,000
                                              ------------
                                                 3,873,625
                                              ------------
            CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.7%
     6,000  American Greetings Corp.........       234,750
     3,195  Jostens, Inc....................        73,685
    12,900  Newell Cos., Inc................       548,250
    12,100  Rubbermaid, Inc.................       302,500
     4,900  Tupperware Corp.................       136,588
    51,800  Unilever NV, ADR................     3,234,262
                                              ------------
                                                 4,530,035
                                              ------------
            CONTAINERS & PACKAGING -- 0.1%
    11,400  Owens-Illinois*.................       432,488
                                              ------------

                                   Continued

                                        The Kent Funds

                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            CONTAINERS -- METAL & GLASS -- 0.1%
     2,400  Ball Corp.......................  $     84,750
    10,400  Crown Cork & Seal Co., Inc......       521,300
                                              ------------
                                                   606,050
                                              ------------
            CONTAINERS -- PAPER & PLASTIC -- 0.0%
     4,300  Bemis Co........................       189,469
                                              ------------
            COSMETICS & TOILETRIES -- 0.9%
     4,500  Alberto Culver Co., Class B.....       144,281
    10,700  Avon Products, Inc..............       656,713
    45,332  Gillette Co.....................     4,553,033
     8,800  International Flavors &
            Fragrances, Inc.................       453,200
                                              ------------
                                                 5,807,227
                                              ------------
            DIVERSIFIED -- 4.7%
    14,120  Allegheny Teledyne, Inc.........       365,355
    45,600  Allied Signal, Inc..............     1,775,550
     3,750  Crane Co........................       162,656
     3,000  FMC Corp.*......................       201,938
   264,800  General Electric Co. (b)........    19,429,699
     9,600  ITT Industries, Inc.............       301,200
     6,800  Johnson Controls, Inc...........       324,700
    33,200  Minnesota Mining & Manufacturing
            Co..............................     2,724,475
     3,600  National Service Industries,
            Inc.............................       178,425
    16,900  Rockwell International Corp.....       883,025
    13,800  Tenneco, Inc....................       545,100
    13,300  Textron, Inc.,..................       831,250
    18,900  United Technologies Corp........     1,376,156
     8,200  Whittman Corp...................       213,713
                                              ------------
                                                29,313,242
                                              ------------
            ELECTRICAL & ELECTRONIC -- 0.0%
     6,800  KLA-Tencor Corp.*...............       262,650
                                              ------------
            ELECTRICAL COMPONENTS --
            SEMICONDUCTORS -- 1.9%
    11,500  Advanced Micro Devices, Inc.*...       206,281
   132,400  Intel Corp......................     9,301,099
    11,500  LSI Logic Corp.*................       227,125
    17,100  Micron Technology, Inc.*........       444,600
    13,200  National Semiconductor Corp.*...       342,375
    31,600  Texas Instruments, Inc..........     1,422,000
                                              ------------
                                                11,943,480
                                              ------------
            ELECTRONIC -- CONNECTORS -- 0.2%
    17,836  AMP, Inc........................       749,112
     4,500  Thomas & Betts Corp.............       212,625
                                              ------------
                                                   961,737
                                              ------------
            ELECTRONIC MEASURING EQUIPMENT -- 0.0%
     4,100  Tektronix, Inc..................       162,719
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            ELECTRONIC MEASURING MACHINES -- 0.1%
    29,500  Applied Materials, Inc.*........  $    888,688
                                              ------------
            ELECTRONICS -- 0.1%
     7,000  Raychem Corp....................       301,438
                                              ------------
            ENERGY -- 0.0%
     8,600  Orxy Energy Co.*................       219,300
                                              ------------
            FINANCE -- 0.3%
    15,800  Sunamerica, Inc.................       675,450
    20,830  Washington Mutual, Inc..........     1,329,214
                                              ------------
                                                 2,004,664
                                              ------------
            FINANCIAL -- BANKING -- 0.1%
    14,200  Synovus Financial Corp..........       465,050
                                              ------------
            FINANCIAL -- CONSUMER LOANS -- 0.4%
     4,300  Beneficial Corp.................       357,438
     8,700  Household International, Inc....     1,109,794
    40,587  MBNA Corp.......................     1,108,532
                                              ------------
                                                 2,575,764
                                              ------------
            FINANCIAL -- INVESTMENT BANKERS -- 0.5%
    27,000  Merrill Lynch & Co., Inc........     1,969,313
    21,450  Schwab (Charles) Corp...........       899,559
                                              ------------
                                                 2,868,872
                                              ------------
            FINANCIAL -- LEASING COMPANY -- 0.0%
     6,200  Ryder Systems, Inc..............       203,050
                                              ------------
            FINANCIAL -- MISCELLANEOUS SERVICES -- 1.0%
    37,600  American Express Co.............     3,355,800
    47,916  Morgan Stanley, Dean Witter,
            Discover & Co...................     2,833,034
                                              ------------
                                                 6,188,834
                                              ------------
            FINANCIAL -- MORTGAGE & RELATED
            SERVICES -- 1.3%
     8,700  Country Wide Credit Industries,
            Inc.............................       373,013
    85,900  Fannie Mae......................     4,901,668
    56,200  Freddie Mac.....................     2,356,887
    11,000  Green Tree Financial Corp.......       288,063
                                              ------------
                                                 7,919,631
                                              ------------
            FINANCIAL -- SAVINGS & LOAN -- 0.2%
     4,600  Golden West Financial Corp......       449,938
     7,800  H.F. Ahmanson & Co..............       522,112
                                              ------------
                                                   972,050
                                              ------------
            FOOD -- CANNED -- 0.6%
    37,000  Campbell Soup Co................     2,150,625
    29,700  H.J. Heinz Co...................     1,509,131
                                              ------------
                                                 3,659,756
                                              ------------
            FOOD -- CONFECTIONARY -- 0.2%
    11,600  Hershey Foods Corp..............       718,475
     9,400  Wm. Wrigley Jr. Co..............       747,888
                                              ------------
                                                 1,466,363
                                              ------------

                                   Continued

                                         The Kent Funds


                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            FOOD -- DIVERSIFIED -- 1.4%
    38,150  ConAgra, Inc....................  $  1,251,797
    11,600  CPC International, Inc..........     1,249,900
    12,800  General Mills, Inc..............       916,800
    33,300  Kellogg Co......................     1,652,513
    11,200  Quaker Oats Co..................       590,800
     8,580  Ralston Purina Group............       797,404
    38,800  Sara Lee Corp...................     2,184,924
                                              ------------
                                                 8,644,138
                                              ------------
            FOOD -- FLOUR & GRAIN -- 0.2%
    45,163  Archer-Daniels-Midland Co.......       979,473
                                              ------------
            FOOD ITEMS -- WHOLESALE -- 0.1%
     4,900  Supervalu, Inc..................       205,188
    13,900  Sysco Corp......................       633,318
                                              ------------
                                                   838,506
                                              ------------
            FOREST PRODUCTS -- 0.1%
    16,900  Fort James Corporation..........       646,425
                                              ------------
            FUNERAL SERVICES -- 0.1%
    20,400  Service Corp. International.....       753,525
                                              ------------
            GAMING -- 0.1%
    14,500  Mirage Resorts*.................       329,875
                                              ------------
            GAS & ELECTRIC UTILITY -- 0.3%
    35,500  PG & E Corp.....................     1,080,531
    18,800  Public Service Enterprises......       595,725
                                              ------------
                                                 1,676,256
                                              ------------
            GLASS PRODUCTS -- 0.1%
    18,700  Corning, Inc....................       694,238
                                              ------------
            HOTELS & LODGING -- 0.3%
    20,300  Hilton Hotels Corp..............       603,925
     9,400  ITT Corp.*......................       779,025
    10,300  Marriott International, Inc.....       713,275
                                              ------------
                                                 2,096,225
                                              ------------
            INSTRUMENTS -- CONTROL -- 0.1%
     4,022  General Signal Corp.............       169,678
    10,300  Honeywell, Inc..................       705,550
                                              ------------
                                                   875,228
                                              ------------
            INSTRUMENTS -- SCIENTIFIC -- 0.1%
     3,700  EG&G, Inc.......................        77,006
     3,500  Millipore Corp..................       118,781
     3,600  Perkin-Elmer Corp...............       255,826
                                              ------------
                                                   451,613
                                              ------------
            INSURANCE -- 0.2%
     4,400  Cincinnati Financial Corp.......       619,300
     5,800  Progressive Corp-Ohio...........       695,275
                                              ------------
                                                 1,314,575
                                              ------------
            INSURANCE -- ACCIDENT & HEALTH -- 0.1%
    13,600  Aon Corp........................       797,300
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            INSURANCE -- BROKERS -- 0.2%
    13,700  Marsh & McLennan Cos., Inc......  $  1,021,506
                                              ------------
            INSURANCE -- LIFE -- 0.7%
    19,798  American General Corp...........     1,070,330
    15,200  Conseco, Inc....................       690,650
     5,750  Jefferson-Pilot Corp............       447,781
     7,700  Providian Financial.............       347,944
    11,300  Torchmark Corp..................       475,306
     5,082  TransAmerica Corp...............       541,233
    11,200  UNUM Corp.......................       609,000
                                              ------------
                                                 4,182,244
                                              ------------
            INSURANCE -- MULTI-LINE -- 1.6%
    12,070  Aetna, Inc......................       851,689
     6,000  CIGNA Corp......................     1,038,375
     9,600  Hartford Financial Services
            Group, Inc......................       898,200
     9,300  Loews Corp......................       986,963
     7,200  MBIA, Inc.......................       481,050
     9,200  MGIC Investment Corp............       611,800
    92,794  Travelers Group, Inc............     4,999,277
                                              ------------
                                                 9,867,354
                                              ------------
            INSURANCE -- PROPERTY & CASUALTY -- 2.2%
    34,699  Allstate Corp...................     3,153,271
    56,720  American International Group....     6,168,299
    13,800  Chubb Corp......................     1,043,625
     6,400  General Re Corp.................     1,356,800
     8,300  Lincoln National Corp...........       648,438
    11,400  Safeco Corp.....................       555,750
     6,800  St. Paul Cos., Inc..............       558,025
     9,100  USF&G Corp......................       200,769
                                              ------------
                                                13,684,977
                                              ------------
            LEISURE & RECREATION PRODUCTS -- 0.0%
     8,100  Brunswick Corp..................       245,531
                                              ------------
            LEISURE & RECREATION/GAMING -- 0.0%
     8,200  Harrah's Entertainment, Inc.*...       154,775
                                              ------------
            MACHINE TOOLS & RELATED PRODUCTS -- 0.0%
     3,200  Cincinnati Milacron, Inc........        83,000
                                              ------------
            MACHINERY -- CONSTRUCTION/MINING -- 0.3%
    30,100  Caterpillar, Inc................     1,461,731
    13,350  Ingersoll-Rand Co...............       540,675
                                              ------------
                                                 2,002,406
                                              ------------
            MACHINERY -- ELECTRICAL -- 0.4%
    35,900  Emerson Electric Co.............     2,026,106
     4,000  W.W. Grainger, Inc..............       388,750
                                              ------------
                                                 2,414,856
                                              ------------
            MACHINERY -- FARM -- 0.3%
     2,000  Briggs & Stratton Corp..........        97,125
     6,100  Case Corp.......................       368,669
    20,400  Deere & Co......................     1,189,575
                                              ------------
                                                 1,655,369
                                              ------------

                                   Continued

                                         The Kent Funds


                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            MACHINERY -- GENERAL INDUSTRIAL -- 0.5%
     2,300  Aeroquip-Vickers Inc............  $    112,844
     9,800  Cooper Industries, Inc..........       480,200
    18,000  Dover Corp......................       650,250
     4,022  Harnischfeger Industries,
            Inc.............................       142,027
    20,200  Illinois Tool Works, Inc........     1,214,525
     9,025  Parker-Hannifin Corp............       414,022
                                              ------------
                                                 3,013,868
                                              ------------
            MACHINERY -- MATERIAL HANDLING -- 0.0%
       700  Nacco Industries, Inc...........        75,031
                                              ------------
            MACHINERY -- THERMAL PROCESSOR -- 0.1%
    12,200  Thermo Electron Corp.*..........       542,900
                                              ------------
            MEDIA CONGLOMERATES -- 1.5%
    45,260  Time Warner, Inc................     2,806,120
    28,600  Viacom, Inc.*...................     1,185,113
    54,600  Walt Disney Co..................     5,408,812
                                              ------------
                                                 9,400,045
                                              ------------
            MEDICAL -- BIOMEDICAL/GENETIC -- 0.2%
    21,300  Amgen, Inc......................     1,152,863
                                              ------------
            MEDICAL -- DRUGS -- 7.8%
    61,900  Abbott Laboratories.............     4,058,319
     6,900  Alza Corp.*.....................       219,506
    52,600  American Home Products Corp.....     4,023,900
    80,500  Bristol-Myers Squibb Co.........     7,617,313
    89,800  Eli Lilly & Co..................     6,252,325
    97,000  Merck & Co., Inc................    10,306,249
   104,700  Pfizer, Inc.....................     7,806,693
    41,030  Pharmacia & Upjohn, Inc.........     1,502,724
    59,200  Schering-Plough Corp............     3,677,800
    22,000  Warner-Lambert Co...............     2,728,000
                                              ------------
                                                48,192,829
                                              ------------
            MEDICAL -- HEALTH MEDICAL
            ORGANIZATION -- 0.2%
    13,300  Humana, Inc.*...................       275,975
    15,200  United Healthcare Corp..........       755,250
                                              ------------
                                                 1,031,225
                                              ------------
            MEDICAL -- HOSPITAL -- 0.4%
    52,449  Columbia/HCA Healthcare Corp....     1,553,801
    24,700  Tenet Healthcare Corp.*.........       818,188
                                              ------------
                                                 2,371,989
                                              ------------
            MEDICAL -- NURSING HOMES -- 0.0%
     5,100  Manor Care, Inc.................       178,500
                                              ------------
            MEDICAL -- OUTPATIENT/HOME CARE -- 0.1%
    31,900  HEALTHSOUTH Corp.*..............       885,225
                                              ------------
            MEDICAL -- WHOLESALE DRUG -- 0.1%
     8,800  Cardinal Health, Inc............       661,100
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            MEDICAL INSTRUMENTS -- 0.4%
     9,000  Biomet, Inc.....................  $    230,625
    38,000  Medtronic, Inc..................     1,987,875
     7,400  St. Jude Medical, Inc...........       225,700
     6,100  U.S. Surgical Corp..............       178,806
                                              ------------
                                                 2,623,006
                                              ------------
            MEDICAL PRODUCTS -- 0.6%
     5,300  Allergan, Inc...................       177,881
    22,700  Baxter International, Inc.......     1,144,931
    15,700  Boston Scientific Corp.*........       720,238
    12,000  Guidant Corp....................       747,000
    16,200  HBO & Co........................       777,600
     5,900  Mallinckrodt, Inc...............       224,200
                                              ------------
                                                 3,791,850
                                              ------------
            MEDICAL/DENTAL SUPPLIES -- 1.3%
     4,500  Bausch & Lomb, Inc..............       178,313
     9,900  Becton, Dickinson & Co..........       495,000
     4,600  C.R. Bard, Inc..................       144,038
   108,800  Johnson & Johnson...............     7,167,199
                                              ------------
                                                 7,984,550
                                              ------------
            METAL -- GOLD -- 0.2%
    30,200  Barrick Gold Corp...............       562,474
    18,600  Battle Mountian Gold Co.........       109,275
    11,300  Echo Bay Mines Ltd..............        27,544
    11,900  Homestake Mining Co.............       105,613
    12,615  Newmont Mining Corp.............       370,565
    19,400  Placer Dome, Inc................       246,138
                                              ------------
                                                 1,421,609
                                              ------------
            METAL -- MISCELLANEOUS -- 0.1%
     7,600  Cyprus Amax Minerals Co.........       116,850
    13,500  Inco, Ltd.......................       229,500
                                              ------------
                                                   346,350
                                              ------------
            METAL -- NON-FERROUS -- 0.4%
    18,350  Alcan Aluminum, Ltd.............       506,919
    14,000  Aluminum Co. of America.........       985,249
     3,400  Asarco, Inc.....................        76,288
    15,900  Freeport-McMoran Copper &
            Gold, Inc. -- Class B...........       250,425
     4,800  Phelps Dodge Corp...............       298,800
     6,000  Reynolds Metals Co..............       360,000
                                              ------------
                                                 2,477,681
                                              ------------
            METAL -- PROCESSING & FABRICATION -- 0.1%
     5,100  Timken Co.......................       175,312
     7,825  Worthington Industries, Inc.....       129,113
                                              ------------
                                                   304,425
                                              ------------
            MOVIE/TELEVISION PRODUCTION &
            DISTRIBUTION -- 0.0%
     2,950  King World Productions, Inc.....       170,363
                                              ------------
            NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
    36,800  Waste Management Inc............     1,012,000
                                              ------------

                                   Continued

                                         The Kent Funds


                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            OFFICE AUTOMATION & EQUIPMENT -- 0.5%
    11,700  Pitney Bowes, Inc...............  $  1,052,269
    26,367  Xerox Corp......................     1,946,214
                                              ------------
                                                 2,998,483
                                              ------------
            OFFICE SUPPLIES & FORMS -- 0.2%
     8,300  Avery Dennison Corp.............       371,425
     6,600  Deluxe Corp.....................       227,700
    10,744  IKON Office Solutions, Inc......       302,175
     2,500  John H. Harland Co..............        52,500
     7,200  Moore Corp., Ltd................       108,900
                                              ------------
                                                 1,062,700
                                              ------------
            OIL & GAS -- 0.1%
     4,800  Anadarko Petroleum Corp.........       291,300
     7,300  Apache Corp.....................       255,956
                                              ------------
                                                   547,256
                                              ------------
            OIL & GAS -- DRILLING -- 0.6%
     7,000  Rowan Cos., Inc.*...............       213,500
    40,100  Schlumberger Ltd................     3,228,050
                                              ------------
                                                 3,441,550
                                              ------------
            OIL -- FIELD SERVICES -- 0.2%
    21,200  Halliburton Co..................     1,101,075
     4,400  Western Atlas*..................       325,600
                                              ------------
                                                 1,426,675
                                              ------------
            OIL -- INTERNATIONAL INTEGRATED -- 5.6%
    53,100  Chevron Corp....................     4,088,700
   199,500  Exxon Corp......................    12,206,905
    63,500  Mobil Corp......................     4,583,906
   173,500  Royal Dutch Petroleum Co., ADR..     9,401,531
    44,300  Texaco, Inc.....................     2,408,813
                                              ------------
                                                32,689,855
                                              ------------
            OIL -- PRODUCTION/PIPELINE -- 0.5%
     8,550  Coastal Corp....................       529,566
     4,500  Columbia Gas System, Inc........       353,531
    25,700  Enron Corp......................     1,068,156
     6,900  Sonat, Inc......................       315,675
    25,800  Williams Co.....................       732,075
                                              ------------
                                                 2,999,003
                                              ------------
            OIL -- U.S. EXPLORATION & PRODUCTION -- 0.2%
    14,265  Burlington Resources, Inc.......       639,250
     2,000  Helmerich & Payne, Inc..........       135,750
    20,523  Union Pacific Resources Group,
            Inc.............................       497,683
                                              ------------
                                                 1,272,683
                                              ------------
            OIL -- U.S. INTEGRATED -- 1.6%
     7,400  Amerada Hess Corp...............       406,075
    39,400  Amoco Corp......................     3,353,924
    26,000  Atlantic Richfield Co...........     2,083,249
     3,900  Kerr-Mcgee Corp.................       246,919
    27,400  Occidental Petroleum Corp.......       803,163
     3,800  Pennzoil Co.....................       253,888

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            OIL -- U.S. INTEGRATED (CONTINUED)
    21,300  Phillips Petroleum Co...........  $  1,035,713
    19,900  Unocal Corp.....................       772,369
    23,300  USX-Marathon Group..............       786,375
                                              ------------
                                                 9,741,675
                                              ------------
            OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
    13,700  Baker Hughes, Inc...............       597,662
    14,200  Dresser Industries, Inc.........       595,513
     4,500  McDermott International, Inc....       164,813
                                              ------------
                                                 1,357,988
                                              ------------
            OIL REFINING -- 0.1%
     6,100  Ashland, Inc....................       327,494
     5,774  Sun Co., Inc....................       242,869
                                              ------------
                                                   570,363
                                              ------------
            PAINTS & RELATED PRODUCTS -- 0.1%
    14,000  Sherwin-Williams Co.............       388,500
                                              ------------
            PAPER & RELATED PRODUCTS -- 0.9%
     4,508  Boise Cascade Corp..............       136,367
     7,800  Champion International Co.......       353,438
     7,500  Georgia Pacific Corp............       455,625
    24,424  International Paper Co..........     1,053,285
    44,440  Kimberly-Clark Corp.............     2,191,447
     8,500  Mead Corp.......................       238,000
     2,300  Potlatch Corp...................        98,900
     8,046  Stone Container Corp............        83,980
     4,600  Temple-Inland, Inc..............       240,638
     5,600  Union Camp Corp.................       300,650
     8,250  Westvaco Corp...................       259,359
     9,000  Williamette Industries, Inc.....       289,688
                                              ------------
                                                 5,701,377
                                              ------------
            PHOTOGRAPHY -- 0.3%
    26,300  Eastman Kodak Co................     1,599,369
     3,589  Polaroid Corp...................       174,739
                                              ------------
                                                 1,774,108
                                              ------------
            POLLUTION CONTROL -- 0.2%
    16,100  Browning-Ferris Industries,
            Inc.............................       595,700
    26,600  Laidlaw, Inc....................       362,425
    10,299  Pall Corp.......................       213,061
     4,700  Safety-Kleen Corp...............       128,956
                                              ------------
                                                 1,300,142
                                              ------------
            PRINTING -- COMMERCIAL -- 0.1%
    11,800  R.R. Donnelley & Sons Co........       439,550
                                              ------------
            PROTECTION -- SAFETY -- 0.3%
    43,100  Tyco International Ltd..........     1,942,194
                                              ------------
            PUBLISHING -- BOOKS -- 0.1%
     8,000  McGraw-Hill Cos., Inc...........       592,000
                                              ------------
            PUBLISHING -- NEWSPAPERS -- 0.6%
     7,800  Dow Jones & Co..................       418,763
    23,000  Gannett, Inc....................     1,421,687
     7,000  Knight-Ridder, Inc..............       364,000

                                   Continued

                                         The Kent Funds


                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            PUBLISHING -- NEWSPAPERS (CONTINUED)
     7,800  New York Times Co...............  $    515,775
     7,800  Times Mirror Co.................       479,700
     9,900  Tribune Co......................       616,275
                                              ------------
                                                 3,816,200
                                              ------------
            PUBLISHING -- PERIODICALS -- 0.0%
     4,300  Meredith Corp...................       153,456
                                              ------------
            RESTAURANTS -- 0.6%
    12,400  Darden Restaurants, Inc.........       155,000
    55,700  McDonald's Corp.................     2,659,675
    12,310  Tricon Global Restaurants*......       357,759
    10,700  Wendy's International, Inc......       257,469
                                              ------------
                                                 3,429,903
                                              ------------
            RETAIL -- 0.4%
    64,019  Cendant Corp.*..................     2,200,653
                                              ------------
            RETAIL -- APPAREL/SHOES -- 0.4%
     8,600  Charming Shoppes, Inc.*.........        40,313
    32,550  Gap, Inc........................     1,153,490
    21,978  Limited, Inc....................       560,439
     6,200  Nordstrom, Inc..................       374,325
    13,200  TJX Companies, Inc..............       453,750
                                              ------------
                                                 2,582,317
                                              ------------
            RETAIL -- CONSUMER ELECTRONICS -- 0.1%
     8,000  Circuit City Stores, Inc........       284,500
                                              ------------
            RETAIL -- DISCOUNT -- 1.7%
    17,150  Costco Cos., Inc.*..............       765,319
    17,600  Dayton-Hudson Corp..............     1,188,000
    39,500  Kmart Corp.*....................       456,719
    23,150  Toys 'R' Us, Inc.*..............       727,778
   182,400  Wal-Mart Stores, Inc............     7,193,399
    10,900  Woolworth Corp.*................       222,088
                                              ------------
                                                10,553,303
                                              ------------
            RETAIL -- DRUG STORE -- 0.5%
    13,900  CVS Corp........................       890,469
     3,100  Longs Drug Stores Corp..........        99,588
    10,100  Rite Aid Corp...................       592,744
    39,800  Walgreen Co.....................     1,248,724
                                              ------------
                                                 2,831,525
                                              ------------
            RETAIL -- MAJOR DEPARTMENT STORES -- 0.6%
     5,716  Harcourt General, Inc...........       312,951
    20,200  J.C. Penney, Inc................     1,218,313
    18,700  May Department Stores Co........       985,256
    31,675  Sears, Roebuck & Co.............     1,433,294
                                              ------------
                                                 3,949,814
                                              ------------
            RETAIL -- REGIONAL DEPARTMENT STORES -- 0.2%
     9,000  Dillards Department Stores,
            Inc.............................       317,250
    17,000  Federated Department Stores,
            Inc.*...........................       732,063
     3,000  Mercantile Stores Co............       182,625
                                              ------------
                                                 1,231,938
                                              ------------

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            RETAIL -- SUPERMARKETS -- 0.5%
    19,900  Albertsons, Inc.................  $    942,762
    22,100  American Stores Co..............       454,431
     4,900  Giant Food Inc..................       165,069
     3,100  Great Atlantic & Pacific Tea
            Co., Inc........................        92,031
    20,600  Kroger Co.*.....................       760,913
    12,000  Winn-Dixie Stores, Inc..........       524,250
                                              ------------
                                                 2,939,456
                                              ------------
            RETAIL/WHOLESALE -- AUTO PARTS -- 0.1%
    12,200  Autozone, Inc.*.................       353,800
     5,100  Pep Boys-Manny, Moe & Jack......       121,763
                                              ------------
                                                   475,563
                                              ------------
            RETAIL/WHOLESALE -- COMPUTERS -- 0.1%
     8,428  Tandy Corp......................       325,005
                                              ------------
            RUBBER -- TIRES -- 0.2%
     6,400  Cooper Tire & Rubber Co.........       156,000
    12,700  Goodyear Tire & Rubber Co.......       808,038
                                              ------------
                                                   964,038
                                              ------------
            SHOES & RELATED APPAREL -- 0.2%
    23,500  Nike, Inc.......................       922,375
     4,600  Reebok International Ltd.*......       132,538
                                              ------------
                                                 1,054,913
                                              ------------
            SOAP & CLEANING PREPARATIONS -- 1.8%
     8,400  Clorox, Inc.....................       664,125
    23,900  Colgate-Palmolive Co............     1,756,650
   108,800  Procter & Gamble Co.............     8,683,600
                                              ------------
                                                11,104,375
                                              ------------
            STEEL -- PRODUCERS -- 0.1%
     8,700  Armco, Inc.*....................        42,956
     9,100  Bethlehem Steel Corp.*..........        78,488
     4,000  Inland Steel Industries, Inc....        68,500
     7,100  Nucor Corp......................       343,019
     6,940  USX-U.S. Steel Group, Inc.......       216,875
                                              ------------
                                                   749,838
                                              ------------
            TECHNOLOGY -- SOFTWARE -- 0.0%
     3,900  Auto Desk.......................       144,300
                                              ------------
            TELECOMMUNICATIONS -- 0.2%
    49,100  US West Media Group*............     1,417,763
                                              ------------
            TELECOMMUNICATIONS -- CELLULAR -- 0.3%
    40,800  Airtouch Communications,
            Inc.*...........................     1,695,750
                                              ------------
            TELECOMMUNICATIONS -- EQUIPMENT -- 1.7%
     7,255  Andrew Corp.*...................       174,120
     9,500  DSC Communications Corp.*.......       228,000
     6,500  Harris Corp.....................       298,188
    51,923  Lucent Technologies, Inc........     4,147,349
    48,300  Motorola, Inc...................     2,756,118
    21,200  Northern Telecom, Ltd...........     1,886,800

                                   Continued

                                         The Kent Funds


                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            TELECOMMUNICATIONS -- EQUIPMENT (CONTINUED)
     6,400  Scientific-Atlanta, Inc.........  $    107,200
    14,700  Tellabs, Inc.*..................       777,263
                                              ------------
                                                10,375,038
                                              ------------
            TEXTILE -- APPAREL -- 0.2%
     5,900  Fruit of the Loom, Inc.*........       151,188
     5,600  Liz Claiborne, Inc..............       234,150
     3,000  Russell Corp....................        79,688
    10,000  VF Corp.........................       459,374
                                              ------------
                                                   924,400
                                              ------------
            TEXTILE -- HOME FURNISHINGS -- 0.0%
     1,600  Springs Industries, Inc.........        83,200
                                              ------------
            TOBACCO -- 1.6%
    13,900  Fortune Brands Inc..............       515,169
   196,200  Philip Morris Cos., Inc.........     8,890,312
    14,900  U.S.T., Inc.....................       550,369
                                              ------------
                                                 9,955,850
                                              ------------
            TOOLS -- HAND HELD -- 0.1%
     7,700  Black & Decker Corp.............       300,781
     4,950  Snap-On, Inc....................       215,944
     7,200  The Stanley Works...............       339,750
                                              ------------
                                                   856,475
                                              ------------
            TOYS/GAME/HOBBY -- 0.2%
    10,200  Hasbro, Inc.....................       321,300
    23,547  Mattel, Inc.....................       877,126
                                              ------------
                                                 1,198,426
                                              ------------
            TRANSPORTATION -- AIR FREIGHT -- 0.1%
     9,300  Federal Express Corp.*..........       567,881
                                              ------------
            TRANSPORTATION -- AIRLINE -- 0.4%
     7,400  AMR Corp.*......................       950,900
     6,000  Delta Air Lines, Inc............       714,000
    17,750  Southwest Airlines Co...........       437,094
     7,400  US Airways Group, Inc.*.........       462,500
                                              ------------
                                                 2,564,494
                                              ------------
            TRANSPORTATION -- RAILROAD -- 0.7%
    12,600  Burlington Northern Santa Fe
            Corp............................     1,171,013
    17,608  CSX Corp........................       950,832
    30,500  Norfolk Southern Corp...........       939,781
    20,000  Union Pacific Corp..............     1,248,750
                                              ------------
                                                 4,310,376
                                              ------------
            TRANSPORTATION -- TRUCKING -- 0.0%
     3,200  Caliber Systems, Inc............       155,800
                                              ------------
            UTILITIES -- ELECTRIC POWER -- 2.4%
    15,300  American Electric Power Co......       789,863
    11,900  Baltimore Gas & Electric Co.....       405,344

                                                 MARKET
  SHARES                                         VALUE
  ------                                         ------
COMMON STOCKS (CONTINUED)
            UTILITIES -- ELECTRIC POWER (CONTINUED)
    12,200  Carolina Power & Light Co.......  $    517,738
    17,200  Central & South West Corp.......       465,475
    12,735  CINergy Corp....................       487,910
    19,000  Consolidated Edison Co. of New
            York, Inc.......................       779,000
    11,700  Detroit Edison Co...............       405,844
    15,150  Dominion Resources, Inc.........       644,822
    29,106  Duke Power Co...................     1,611,744
    31,700  Edison International............       861,843
    19,700  Entergy Corp....................       589,769
    18,600  First Energy Corp.*.............       539,400
    14,700  Florida Power & Light, Inc......       870,055
     9,800  General Public Utilities
            Corp............................       412,825
    23,044  Houston Industries, Inc.........       614,987
    11,700  Niagara Mohawk Power Corp.*.....       122,850
     6,000  Northern States Power Co........       349,500
    24,000  PacifiCorp......................       655,500
    18,000  Peco Energy Corp................       436,500
    13,400  PP&L Resources, Inc.............       320,763
    55,800  Southern Co.....................     1,443,824
    19,970  Texas Utilities Co..............       830,003
    17,500  Unicom Corp.....................       538,125
     8,300  Union Electric Co...............       358,975
                                              ------------
                                                15,052,659
                                              ------------
            UTILITIES -- GAS DISTRIBUTION -- 0.2%
     7,700  Consolidated Natural Gas Co.....       465,849
     1,600  Eastern Enterprises.............        72,000
     3,900  Nicor, Inc......................       164,531
     2,500  ONEOK Inc.......................       100,938
     6,700  Pacific Enterprises.............       252,088
     2,800  People's Energy Corp............       110,250
                                              ------------
                                                 1,165,656
                                              ------------
            UTILITIES -- TELEPHONE -- 6.6%
    15,000  Alltel Corp.....................       615,938
    44,300  Ameritech Corp..................     3,566,150
   131,456  AT&T Corp.......................     8,051,679
    62,820  Bell Atlantic Corp..............     5,716,619
    80,200  BellSouth Corp..................     4,516,263
    13,300  Frontier Corp...................       320,031
    77,500  GTE Corp........................     4,049,375
    56,400  MCI Communications Corp.........     2,414,625
    74,209  SBC Communications, Inc.........     5,435,809
    34,800  Sprint Corp.....................     2,040,150
    39,100  U.S. West, Inc..................     1,764,388
    73,100  WorldCom, Inc.*.................     2,211,275
                                              ------------
                                                40,702,302
                                              ------------
            TOTAL COMMON STOCKS.............   611,246,056
                                              ------------
            (Cost $428,692,981)

                                   Continued

                                         The Kent Funds


                                    INDEX EQUITY FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL                                        MARKET
  AMOUNT                                         VALUE
---------                                        ------
COMMERCIAL PAPER -- 1.0%
            AUTOMOTIVE -- 1.0%
$5,896,442  General Motors Acceptance Corp.,
            5.65%, 1/2/98...................  $  5,896,442
                                              ------------
            TOTAL COMMERCIAL PAPER               5,896,442
                                              ------------
            (Cost $5,896,442)
TOTAL INVESTMENTS -- 99.8%..................  $617,142,498
(Cost $434,589,423)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%.......................     1,021,028
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $618,163,526
                                              ============

---------------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal tax reporting of $838,110. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............
                                               $192,447,182
       Unrealized depreciation...............
                                                (10,732,217)
                                               ------------
       Net unrealized appreciation...........
                                               $181,714,965
                                               ============

(b) Security has been deposited as initial margin on open future contracts.

 * Non-income producing security.
   ADR American Depositary Receipt

At December 31, 1997, the Portfolio's open futures contracts were as follows:

  # OF           OPENING        CURRENT       MARKET
CONTRACTS     CONTRACT TYPE     POSITION      VALUE
---------   -----------------  ----------   ----------
            Standard & Poor's
   24         500, 3/19/98     $5,748,390   $5,874,600

                       See Notes to Financial Statements.

                                         The Kent Funds


                                    SHORT TERM BOND FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
COMMERCIAL PAPER -- 2.7%
             FINANCE -- 2.7%
$ 4,036,781  General Electric Capital Corp.,
             5.65%, 1/2/98..................  $  4,036,781
                                              ------------
             TOTAL COMMERCIAL PAPER.........     4,036,781
                                              ------------
             (Cost $4,036,781)
CORPORATE NOTES & BONDS -- 61.8%
             BANKING -- 6.8%
  5,000,000  ABN Amro Bank, 6.63%,
             10/31/01.......................     5,074,505
  5,000,000  Chase Manhattan Corp., 5.88%,
             8/4/99.........................     4,981,400
                                              ------------
                                                10,055,905
                                              ------------
             BROKERS -- 10.1%
  5,000,000  Goldman Sachs Group L.P.,
             6.10%, 4/15/98.................     4,995,900
  6,000,000  Morgan Stanley Group, Inc.,
             6.50%, 3/30/01.................     6,071,160
  3,750,000  Salomon, Inc., 6.50%, 3/1/00...     3,769,650
                                              ------------
                                                14,836,710
                                              ------------
             FINANCE -- 24.4%
  5,329,000  Associates Corp N.A., 5.25%,
             3/30/00........................     5,231,906
  5,000,000  CIT Group Holdings, 6.10%,
             8/9/99.........................     5,008,600
  5,000,000  General Motors Acceptance
             Corp., 8.25%, 1/23/98..........     5,005,600
  5,000,000  Household International, 7.28%,
             7/22/99........................     5,101,950
  5,000,000  MCN Investment Corp., 6.89%,
             1/16/02........................     5,121,800
  5,000,000  New England Education, Loan
             Marketing Corp., 6.13%,
             7/17/98........................     5,004,550
  5,000,000  Norwest Financial, Inc., 7.88%,
             2/15/02........................     5,296,899
                                              ------------
                                                35,771,305
                                              ------------
             INDUSTRIAL GOODS & SERVICES -- 5.7%
  4,375,000  Enron Corp., 6.45%, 11/15/01...     4,383,794
  4,000,000  SuperValu, Inc., 7.25%,
             7/15/99........................     4,060,440
                                              ------------
                                                 8,444,234
                                              ------------
             PHARMACEUTICALS -- 3.5%
  5,000,000  American Home Products Corp.,
             7.70%, 2/15/00.................     5,146,850
                                              ------------
             RETAIL -- 3.8%
  5,500,000  Sears Roebuck Co., 8.45%,
             11/1/98........................     5,599,550
                                              ------------

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
CORPORATE NOTES & BONDS (CONTINUED)
             TELECOMMUNICATIONS -- 4.1%
$ 6,000,000  Southwestern Bell Telephone
             Co., 6.13%, 3/12/01............  $  6,014,520
                                              ------------
             UTILITIES -- 3.4%
  5,000,000  Georgia Power Co., First
             Mortgage, 6.13%, 9/1/99........     4,999,450
                                              ------------
             TOTAL CORPORATE NOTES & BONDS..    90,868,524
                                              ------------
             (Cost $90,517,034)
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.2%
  5,000,000  Federal Home Loan Bank, 5.81%,
             11/4/99........................     5,000,000
  5,000,000  Federal Home Loan Mortgage
             Corp., 4.65%*, 3/11/98.........     4,990,650
  5,000,000  Federal National Mortgage
             Assoc., 6.03%, 7/2/99..........     5,020,300
                                              ------------
             TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS....................    15,010,950
                                              ------------
             (Cost $14,991,941)
U.S. GOVERNMENT OBLIGATIONS (23.6%)
             U.S. TREASURY NOTES (23.6%)
  6,000,000  5.50%, 11/15/98................     5,993,460
 20,000,000  7.50%, 10/31/99................    20,618,800
  5,000,000  6.00%, 8/15/00.................     5,035,950
  3,000,000  6.63%, 7/31/01.................     3,084,360
                                              ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS....................    34,732,570
                                              ------------
             (Cost $34,315,957)
TOTAL INVESTMENTS - 98.3%...................   144,648,825
(Cost $143,861,713) (a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.7%.......................     2,522,839
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $147,171,664
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $  1,315,282
       Unrealized depreciation...............      (528,170)
                                               ------------
       Net unrealized appreciation...........  $    787,112
                                               ============

* Variable rate security. Rate presented represents rate in effect at December 31, 1997. Maturity date reflects next rate change date.

                       See Notes to Financial Statements.

                                         The Kent Funds


                                    INTERMEDIATE BOND FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
COMMERCIAL PAPER -- 0.7%
             FINANCE -- 0.7%
$ 5,007,999  General Electric Capital Corp.,
             5.65%, 1/2/98..................  $  5,007,999
                                              ------------
             TOTAL COMMERCIAL PAPER.........     5,007,999
                                              ------------
             (Cost $5,007,999)
CORPORATE NOTES & BONDS -- 27.9%
             BANKING -- 7.4%
  6,000,000  Bank of Montreal-Chicago,
             7.80%, 4/1/07..................     6,515,520
  8,000,000  Chase Manhattan Corp., 7.25%,
             6/1/07.........................     8,368,640
  5,000,000  J.P. Morgan & Co., 7.63%,
             9/15/04........................     5,338,800
  5,000,000  MBNA American Bank NA, 7.25%,
             9/15/02........................     5,136,450
  5,000,000  NCNB Corp., 9.38%, 9/15/09.....     6,111,150
  8,000,000  Royal Bank of Scotland, 6.38%,
             2/1/11.........................     7,679,040
  7,000,000  Societe Generale New York,
             9.88%, 7/15/03.................     8,119,860
  9,350,000  Societe Generale New York,
             7.40%, 6/1/06..................     9,768,413
                                              ------------
                                                57,037,873
                                              ------------
             BROKERS -- 1.3%
  5,000,000  Salomon, Inc., 6.08%*,
             2/15/98........................     5,023,800
  5,000,000  Salomon, Inc., 7.25%, 5/1/01...     5,131,600
                                              ------------
                                                10,155,400
                                              ------------
             FINANCE -- 12.9%
  5,000,000  American Financial Group,
             7.13%, 12/15/07................     5,046,200
  5,000,000  Associates Corp., N.A., 6.52%,
             10/11/02.......................     5,075,850
  5,500,000  Bear Stearns Co., 6.75%,
             4/15/03........................     5,579,860
 11,000,000  Caterpillar Financial Services,
             6.95%, 11/1/00.................    11,250,580
  5,000,000  First Union Institutional
             Capital I, 8.04%, 12/1/26,
             Callable 12/1/06 @ 104.02......     5,269,900
 10,000,000  Ford Capital Guaranteed Notes,
             9.88%, 5/15/02.................    11,315,700
  8,400,000  Ford Motor Credit Corp., 9.03%,
             12/30/09, Callable 12/30/04 @
             100............................     9,555,672
  5,000,000  General Electric Capital Corp.,
             6.66%*, 5/1/18, Callable 5/1/00
             @100...........................     5,064,000
  5,000,000  Household Finance Corp., 8.00%,
             8/1/04.........................     5,394,550
  8,000,000  HSBC America Capital II, 8.38%,
             5/15/27, Callable 5/15/07 @
             104.19.........................     8,529,760
  5,000,000  Lehman Brothers, Inc., 7.38%,
             1/15/07........................     5,252,050
 10,000,000  New England Education, Loan
             Marketing Corp., 6.13%,
             7/17/98........................    10,009,100

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
CORPORATE NOTES & BONDS (CONTINUED)
             FINANCE (CONTINUED)
$ 7,000,000  Safeco Corp., 6.88%, 7/15/07
             (b)............................  $  7,162,330
  5,000,000  Smith Barney Holdings, Inc.,
             6.63%, 11/15/03................     5,042,800
                                              ------------
                                                99,548,352
                                              ------------
             INDUSTRIAL GOODS & SERVICES -- 4.1%
 14,800,000  Comdisco, Inc., 6.94%,
             5/2/00.........................    15,045,828
  6,000,000  ConAgra, Inc., 6.70%, 8/1/27...     6,158,220
 10,000,000  SuperValu, Inc., 7.25%,
             7/15/99........................    10,151,100
                                              ------------
                                                31,355,148
                                              ------------
             RETAIL -- 0.7%
  5,000,000  Sears Roebuck Acceptance Corp.,
             6.86%, 8/6/01..................     5,103,850
                                              ------------
             TELECOMMUNICATIONS -- 0.8%
  6,000,000  Bell Canada, 7.75%, 4/1/06.....     6,513,960
                                              ------------
             UTILITIES -- 0.7%
  5,000,000  Western Resorces, Inc., 6.88%,
             8/1/04.........................     5,074,700
                                              ------------
             TOTAL CORPORATE NOTES & BONDS..   214,789,283
                                              ------------
             (Cost $208,980,613)
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.5%
 10,000,000  Federal Farm Credit Bank,
             6.30%, 9/23/04.................    10,175,000
  5,000,000  Federal Home Loan Bank, 6.49%,
             1/08/04........................     5,150,800
  5,000,000  Federal Home Loan Mortgage
             Corp., 4.65%*, 3/11/98.........     4,990,650
 10,410,000  Federal Home Loan Mortgage
             Corp., 8.12%, 1/31/05..........    11,631,509
  3,000,000  Federal Home Loan Mortgage
             Corp., 7.22%, 6/14/06..........     3,224,070
  7,950,000  Federal National Mortgage
             Assoc., 7.35%, 3/28/05.........     8,549,987
  9,100,000  Federal National Mortgage
             Assoc., 6.00%, 11/15/22........     8,937,838
  5,000,000  Tennessee Valley Authority,
             6.25%, 12/15/17................     4,990,600
                                              ------------
             TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS....................    57,650,454
                                              ------------
             (Cost $56,241,166)
U.S. GOVERNMENT OBLIGATIONS -- 60.9%
  8,000,000  U.S. Treasury Bond, 9.13%,
             5/15/09........................     9,357,520
 10,000,000  U.S. Treasury Note, 8.88%,
             2/15/99........................    10,345,300
 35,000,000  U.S. Treasury Note, 6.38%,
             5/15/99........................    35,322,700
 68,250,000  U.S. Treasury Note, 7.75%,
             1/31/00........................    70,980,000

                                   Continued

                                         The Kent Funds


                                    INTERMEDIATE BOND FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
$23,050,000  U.S. Treasury Note, 6.88%,
             3/31/00........................  $ 23,619,105
 24,000,000  U.S. Treasury Note, 8.75%,
             8/15/00........................    25,754,880
 33,500,000  U.S. Treasury Note, 6.25%,
             8/31/00........................    33,950,240
 70,300,000  U.S. Treasury Note, 6.38%,
             3/31/01........................    71,618,125
 56,000,000  U.S. Treasury Note, 6.50%,
             5/31/01........................    57,330,000
 77,000,000  U.S. Treasury Note, 7.50%,
             11/15/01.......................    81,632,319
 35,000,000  U.S. Treasury Note, 6.25%,
             2/15/03........................    35,793,100
  6,000,000  U.S. Treasury Note, 6.50%,
             8/15/05........................     6,260,640
  6,800,000  U.S. Treasury Note, 6.13%,
             8/15/07........................     6,988,088
                                              ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS....................   468,952,017
                                              ------------
             (Cost $466,513,738)
YANKEE CERTIFICATES OF DEPOSIT -- 1.3%
 10,000,000  Potash Corp. Saskatchewan,
             7.13%, 6/15/07.................    10,227,600
                                              ------------
             TOTAL YANKEE CERTIFICATES OF
             DEPOSIT........................    10,227,600
                                              ------------
             (Cost $10,026,500)
TOTAL INVESTMENTS -- 98.3%..................   756,627,353
(Cost $746,770,016)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.7%.......................    13,084,148
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $769,711,501
                                              ============

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation................  $12,213,872
       Unrealized depreciation................   (2,356,535)
                                                -----------
       Net unrealized appreciation............  $ 9,857,337
                                                ===========

(b) 144A security which is restricted as to resale to institutional investors.

* Variable rate security. Rate presented represents rate in effect at December

  31, 1997. Maturity date reflects next rate change date.

                       See Notes to Financial Statements.

                                         The Kent Funds


                                    INCOME FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
COMMERCIAL PAPER -- 4.0%
             FINANCE -- 4.0%
$ 9,469,120  General Electric Capital Corp.,
             5.65%, 1/2/98..................  $  9,469,120
                                              ------------
             TOTAL COMMERCIAL PAPER.........     9,469,120
                                              ------------
             (Cost $9,469,120)
            CORPORATE NOTES & BONDS -- 37.2%
             BANKING -- 16.9%
  2,700,000  Bank of Montreal-Chicago,
             7.80%, 4/1/07..................     2,931,984
  2,000,000  Bank of New York, 8.50%,
             12/15/04.......................     2,239,600
  2,000,000  BankAmerica Corp., 7.20%,
             4/15/06........................     2,089,080
  2,000,000  Chase Manhattan Corp., 7.13%,
             3/1/05.........................     2,069,960
  2,000,000  Fleet/Norstar Group, 8.63%,
             1/15/07........................     2,275,920
  2,000,000  Midland Bank PLC, 7.63%,
             6/15/06........................     2,125,160
  3,000,000  National City Bank of
             Cleveland, 7.25%, 7/15/10......     3,205,710
  5,000,000  NCNB Corp., 10.20%, 7/15/15....     6,690,150
  2,250,000  PNC Bank N.A., 7.88%,
             4/15/05........................     2,420,865
  2,000,000  Republic New York Corp., 7.00%,
             3/22/11........................     2,061,780
  3,000,000  Royal Bank of Scotland, 6.38%,
             2/1/11.........................     2,879,640
  4,600,000  Societe Generale New York,
             7.40%, 6/1/06..................     4,805,850
  2,000,000  Southtrust Bank NA, 6.57%,
             12/15/27.......................     2,036,600
  2,000,000  Swiss Bank Corp. -- New York,
             7.38%, 7/15/15.................     2,132,380
                                              ------------
                                                39,964,679
                                              ------------
             BROKERS -- 0.9%
  2,000,000  Salomon, Inc., 6.75%,
             2/15/03........................     2,023,140
                                              ------------
             FINANCE -- 7.3%
  2,000,000  Discover Credit, 9.26%,
             03/20/12.......................     2,498,700
  2,000,000  Ford Motor Credit Corp., 9.03%,
             12/30/09, Callable 12/30/04 @
             100............................     2,275,160
  3,500,000  Great Western Financial Trust
             II, 8.21%, 2/1/27, Callable
             2/1/07 @ 104.1.................     3,712,170
  2,000,000  HSBC America Capital II, 8.38%,
             5/15/27, Callable 5/15/07 @
             104.19.........................     2,132,440
  2,000,000  Lehman Brothers Holdings, Inc.,
             8.75%, 3/15/05.................     2,231,420
  4,000,000  St. Paul Cos, Inc., 7.25%,
             8/9/07.........................     4,276,960
                                              ------------
                                                17,126,850
                                              ------------

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
CORPORATE NOTES & BONDS (CONTINUED)
             GAS TRANSMISSION -- 1.1%
$ 2,500,000  Enserch Corp., 7.13%,
             6/15/05........................  $  2,591,850
                                              ------------
             INDUSTRIAL GOODS &
             SERVICES -- 4.4%
  2,000,000  ConAgra, Inc., 6.70%, 8/1/27...     2,052,740
  3,000,000  Engelhard Corp., 7.38%,
             8/1/06.........................     3,159,210
  2,000,000  General Motors Corp., 9.13%,
             7/15/01........................     2,175,900
  2,950,000  Raytheon Co., 6.75%, 8/15/07...     3,009,502
                                              ------------
                                                10,397,352
                                              ------------
             INSURANCE -- 0.9%
  2,000,000  Travelers Capital III, 7.63%,
             12/1/36........................     2,170,060
                                              ------------
             OIL & GAS -- 2.6%
  5,000,000  Phillips Petroleum, 9.38%,
             2/15/11........................     6,182,300
                                              ------------
             RETAIL -- 2.2%
  4,893,277  Fred Meyer, Inc., Lease Trust,
             8.50%, 7/15/17 (b).............     5,146,749
                                              ------------
             UTILITIES -- 0.9%
  2,000,000  Pacific Gas & Electric, 6.25%,
             3/1/04.........................     2,003,920
                                              ------------
             TOTAL CORPORATE NOTES & BONDS..    87,606,900
                                              ------------
             (Cost $83,245,779)
FOREIGN GOVERNMENT AGENCIES -- 0.5%
  1,000,000  Hydro-Quebec, 9.41%, 3/23/00...     1,067,220
                                              ------------
             TOTAL FOREIGN GOVERNMENT
             AGENCIES.......................     1,067,220
                                              ------------
             (Cost $1,059,483)
MUNICIPAL BOND -- TAXABLE -- 0.9%
             CALIFORNIA -- 0.9%
  2,000,000  San Bernardino County,
             Financing Authority Pension
             Obligation Revenue, 6.99%,
             8/1/10 (Insured by MBIA).......     2,102,500
                                              ------------
             TOTAL MUNICIPAL BOND --
             TAXABLE........................     2,102,500
                                              ------------
             (Cost $2,030,920)
                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.5%
  2,500,000  Federal Home Loan Mortgage
             Corp., 7.22%, 6/14/06..........     2,686,725
  5,000,000  Federal National Mortgage
             Assoc., 7.40%, 7/1/04..........     5,379,700
  5,000,000  Tennessee Valley Authority,
             6.25%, 12/15/17................     4,990,600
                                              ------------
             TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS....................    13,057,025
                                              ------------
             (Cost $12,477,563)

                                   Continued

                                         The Kent Funds


                                    INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
U.S. GOVERNMENT OBLIGATIONS -- 50.4%
$ 9,500,000  U.S. Treasury Bond, 10.75%,
             8/15/05........................  $ 12,358,930
 15,000,000  U.S. Treasury Bond, 9.13%,
             5/15/09........................    17,545,350
 25,000,000  U.S. Treasury Bond, 10.38%,
             11/15/09.......................    31,257,750
 19,000,000  U.S. Treasury Bond, 10.38%,
             11/15/12.......................    25,246,250
 30,000,000  U.S. Treasury Note, 8.00%,
             5/15/01........................    32,048,400
                                              ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS....................   118,456,680
                                              ------------
             (Cost $116,142,038)
TOTAL INVESTMENTS -- 98.5%..................   231,759,445
(Cost $224,424,903) (a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.5%.......................     3,628,860
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $235,388,305
                                              ============

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation.................  $7,334,542
       Unrealized depreciation.................           0
                                                 ----------
       Net unrealized appreciation.............  $7,334,542
                                                 ==========

(b) 144A security which is restricted as to resale to institutional investors

MBIA Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                                 THE KENT FUNDS

                                    LIMITED TERM TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997


PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
  ------              -----------                ------
MUNICIPAL BONDS -- 98.4%
            ALASKA -- 2.9%
$  500,000  Alaska State Housing Finance
            Corp., 4.35%, 6/1/98 (Insured by
            MBIA)...........................  $    501,335
   530,000  Alaska State Housing Finance
            Corp., 4.60%, 12/1/00 (Insured
            by MBIA)........................       540,600
                                              ------------
                                                 1,041,935
                                              ------------
            ARIZONA -- 3.1%
 1,000,000  Arizona State University
            Revenue, 7.10%, 7/1/16,
            Prerefunded 7/1/01 @102.........     1,113,750
                                              ------------
            CALIFORNIA -- 3.4%
 1,000,000  University of California
            Revenue, Multiple Purpose
            Projects, Series B, 9.00%,
            9/1/03 (Insured by MBIA)........     1,238,750
                                              ------------
            CONNECTICUT -- 2.9%
 1,000,000  Connecticut State, GO, Series C,
            5.38%, 8/15/02..................     1,051,250
                                              ------------
            DISTRICT OF COLUMBIA -- 2.8%
 1,000,000  District of Columbia, GO, 5.10%,
            12/1/99 (Insured by MBIA).......     1,020,000
                                              ------------
            ILLINOIS -- 9.2%
   500,000  Chicago, Illinois Metropolitan
            Water Reclamation District,
            Capital Improvement, 6.20%,
            1/1/98..........................       500,000
 1,000,000  Chicago, Illinois Metropolitan
            Water Reclamation District,
            Working Cash Fund, 5.90%,
            12/1/04.........................     1,097,500
 1,000,000  Illinois Educational Facilities
            Authority Revenue, Loyola
            University, Series A, 6.30%,
            7/1/98 (Insured by MBIA)........     1,012,640
   745,000  University of Illinois Revenue,
            Health Service Facility, 4.90%,
            10/1/01 (Insured by AMBAC)......       762,694
                                              ------------
                                                 3,372,834
                                              ------------
            KENTUCKY -- 2.8%
 1,000,000  Kentucky State Property &
            Buildings Commission, Project
            No. 53, 5.80%, 10/1/98..........     1,015,040
                                              ------------
            LOUISIANA -- 2.8%
 1,000,000  Louisiana State Gas & Fuels Tax
            Revenue, Series A, 7.00%,
            11/15/98 (Insured by FGIC)......     1,026,190
                                              ------------


PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
  ------              -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MARYLAND -- 2.8%
$1,000,000  Washington Suburban Sanitation
            District, Water Revenue, Series
            A, 6.13%, 6/1/98................  $  1,009,650
                                              ------------
            MICHIGAN -- 16.6%
 1,235,000  Detroit, GO, 8.00%, 4/1/11,
            Prerefunded 4/1/01 @102.........     1,403,269
 1,000,000  Detroit, Self Insurance, Series
            A, GO, 5.20%, 5/1/98............     1,002,290
 1,000,000  Michigan State Hospital Finance
            Authority Revenue, Detroit
            Medical Group, Series A, 5.00%,
            8/15/06, (Insured by AMBAC).....     1,037,500
 1,600,000  Michigan State Hospital Finance
            Authority Revenue, Sisters of
            Mercy Health Corp. Bond 1993,
            Series F, 4.60%, 8/15/02
            (Insured by MBIA)...............     1,623,999
 1,000,000  Michigan State Housing
            Development Authority, Rental
            Housing Revenue, 5.15%, 10/1/00
            (Insured by MBIA)...............     1,023,750
                                              ------------
                                                 6,090,808
                                              ------------
            NEVADA -- 3.0%
 1,090,000  Las Vegas, GO, 6.75%, 8/1/98
            (Insured by MBIA)...............     1,108,083
                                              ------------
            NEW JERSEY -- 3.1%
 1,000,000  New Jersey Economic Development
            Authority, Market Transition
            Facility Revenue, Series A 1994,
            7.00%, 7/1/03 (Insured by
            MBIA)...........................     1,131,250
                                              ------------
            NEW YORK -- 2.8%
 1,000,000  New York State Dormitory
            Authority Revenue, State
            University Educational
            Facilities, 4.70%, 5/15/99......     1,010,000
                                              ------------
            OHIO -- 4.4%
   500,000  Cleveland Airport System
            Revenue, 5.50%, 1/1/04, (Insured
            by FSA).........................       527,500
   565,000  Cleveland-Cuyahoga County Port
            Authority, Rock & Roll Hall of
            Fame, Refunding, Subordinate
            Bonds, 4.30%, 12/1/98...........       567,814
   500,000  Cleveland-Cuyahoga County Port
            Authority, Rock & Roll Hall of
            Fame, Refunding, Subordinate
            Bonds, 4.90%, 12/1/00...........       507,500
                                              ------------
                                                 1,602,814
                                              ------------

                                   Continued

                                 THE KENT FUNDS

                                    LIMITED TERM TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997


PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
  ------              -----------                ------
MUNICIPAL BONDS (CONTINUED)
            OKLAHOMA -- 3.2%
$1,115,000  Tulsa Industrial Authority
            Revenue, University of Tulsa,
            Series A, 5.50%, 10/1/00
            (Insured by MBIA)...............  $  1,159,600
                                              ------------
            PENNSYLVANIA -- 5.5%
 1,000,000  Allegheny County Airport
            Revenue, Pittsburgh
            International Airport, 5.00%,
            1/1/99 (Insured by MBIA)........     1,008,020
 1,000,000  Pennsylvania State, First
            Series, GO, 5.00%, 5/1/99.......     1,013,750
                                              ------------
                                                 2,021,770
                                              ------------
            TEXAS -- 10.8%
   700,000  Eagle Pass Independent School
            District, GO, 6.50%, 8/15/03....       778,750
 1,000,000  Harris County Flood Control
            District, Series C, GO, 6.50%,
            11/1/10, Prerefunded 11/1/99 @
            100 (Insured by MBIA)...........     1,043,750
 1,000,000  Houston Independent School
            District, GO, Public Property
            Finance Contractual Obligation,
            6.25%, 7/15/99..................     1,033,750
 1,000,000  Pasadena Independent School
            District, GO, Prerefunded
            8/15/01 @ 100, 6.75%, 8/15/05
            (Insured by FGIC)...............     1,086,250
                                              ------------
                                                 3,942,500
                                              ------------
            UTAH -- 3.7%
 1,310,000  Salt Lake City Redevelopment
            Agency, Neighborhood
            Redevelopment Tax, Inc., Series
            A, 5.25%, 10/1/99...............     1,332,925
                                              ------------
            VIRGINIA -- 4.2%
 1,500,000  Norfolk, GO, 5.13%, 6/1/01......     1,550,625
                                              ------------
            WISCONSIN -- 2.8%
 1,000,000  Green Bay, GO, Series A, 5.10%,
            4/1/00..........................     1,025,000
                                              ------------

  SHARES
    OR
 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
MUNICIPAL BONDS (CONTINUED)
             WYOMING -- 5.6%
$ 1,000,000  Campbell County School
             District, No. 001 Gillette, GO,
             5.15%, 6/1/02..................  $  1,040,000
  1,000,000  Wyoming Community Development,
             4.45%, 6/1/99..................     1,003,750
                                              ------------
                                                 2,043,750
                                              ------------
             TOTAL MUNICIPAL BONDS..........    35,908,524
                                              ------------
             (Cost $35,175,240)
INVESTMENT COMPANIES -- 0.2%
     82,999  Dreyfus Tax Exempt Money
             Market.........................        82,999
                                              ------------
             TOTAL INVESTMENT COMPANIES.....        82,999
                                              ------------
             (Cost $82,999)
TOTAL INVESTMENTS -- 98.6%..................    35,991,523
             (Cost $35,258,239) (a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.4%.......................       506,047
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $ 36,497,570
                                              ============

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $    733,284
       Unrealized depreciation...............             0
                                               ------------
       Net unrealized appreciation...........  $    733,284
                                               ============
AMBAC  AMBAC Indemnity Corp.
FGIC   Financial Guaranty Insurance Corp.
FSA    Financial Security Assurance
GO     General Obligation
MBIA   Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                                 THE KENT FUNDS

                                    INTERMEDIATE TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS -- 98.0%
            ALASKA -- 3.3%
$1,520,000  Alaska Municipal Bond Bank
            Authority, Series A, GO, 4.75%,
            10/1/99.........................  $  1,533,300
 1,000,000  Anchorage Electric Utility,
            Revenue Bond, Senior Lien,
            5.50%, 12/1/03, Callable 6/1/03
            @ 102 (Insured by MBIA).........     1,062,500
 1,000,000  Anchorage, GO, 6.30%, 7/1/99
            (Insured by MBIA)...............     1,033,750
 5,000,000  North Slope Boro, Series B, GO,
            7.50%, 6/30/01 (Insured by
            FSA)............................     5,543,750
                                              ------------
                                                 9,173,300
                                              ------------
            ARIZONA -- 3.2%
 1,750,000  Phoenix, GO, Series A, 4.90%,
            7/1/02..........................     1,806,875
 1,500,000  Pima County Unified School
            District No. 1 Tucson, Series B,
            GO, ETM, 6.80%, 7/1/00..........     1,597,500
 5,000,000  Salt River Project Agricultural
            Improvement & Power District
            Electric System, Series A,
            5.63%, 1/1/06...................     5,418,750
                                              ------------
                                                 8,823,125
                                              ------------
            CALIFORNIA -- 6.4%
 3,400,000  California State, GO, 6.60%,
            2/1/10..........................     4,007,750
 3,000,000  Orange County, Series A, 6.00%,
            6/1/10 (Insured by MBIA)........     3,360,000
 2,000,000  Riverside County Transportation
            Commission, Sales Tax Revenue,
            Series A, 5.60%, 6/1/05 (Insured
            by AMBAC).......................     2,162,500
 2,000,000  Turlock Irrigation District
            Revenue, Series A, 6.00%, 1/1/06
            (Insured by MBIA)...............     2,225,000
 4,850,000  University of California
            Revenue, Multiple Purpose
            Projects, Series B, 9.00%,
            9/1/03 (Insured by MBIA)........     6,007,938
                                              ------------
                                                17,763,188
                                              ------------
            COLORADO -- 3.8%
 4,000,000  Arapahoe County, School District
            No. 005, Cherry Creek, Series A,
            GO, 5.25%, 12/15/02.............     4,195,000
 1,400,000  Boulder Valley School District,
            5.50%, 12/1/07..................     1,520,750
 1,000,000  Colorado Springs Utility
            Revenue, Series A, 6.50%,
            11/15/03, Callable 11/15/01 @
            102.............................     1,093,750

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            COLORADO (CONTINUED)
$1,000,000  E-470 Public Highway Authority
            Revenue, Series C, 6.00%, 9/1/07
            (Insured by MBIA)...............  $  1,118,750
 2,500,000  Regional Transportation
            District, Sales Tax Revenue,
            5.50%, 11/1/04..................     2,693,750
                                              ------------
                                                10,622,000
                                              ------------
            CONNECTICUT -- 1.5%
 4,000,000  Connecticut State, Series A,
            6.00%, 5/15/02..................     4,295,000
                                              ------------
            FLORIDA -- 1.9%
 1,000,000  Broward County School District,
            GO, 5.20%, 2/15/03..............     1,038,750
 2,000,000  Lakeland Electric & Water
            Revenue, 5.90%, 10/1/07.........     2,220,000
 1,000,000  Tampa Guaranteed Entitlement
            Revenue, 6.60%, 10/1/00 (Insured
            by AMBAC).......................     1,068,750
 1,000,000  Tampa Utilities, Tax & Special
            Revenue, 6.30%, 10/1/00 (Insured
            by AMBAC).......................     1,061,250
                                              ------------
                                                 5,388,750
                                              ------------
            GEORGIA -- 3.0%
 2,670,000  Atlanta Airport Facilities
            Revenue, Series B, (AMT), 5.50%,
            1/1/03 (Insured by AMBAC).......     2,800,163
 1,000,000  Georgia State Tollway Authority
            Revenue, Georgia 400 Project,
            6.25%, 7/1/00...................     1,056,250
 4,000,000  Georgia State, Series B, GO,
            5.95%, 3/1/08...................     4,490,000
                                              ------------
                                                 8,346,413
                                              ------------
            HAWAII -- 1.2%
 1,025,000  Honolulu City & County, Series
            A, GO, 5.60%, 1/1/05............     1,100,594
 1,000,000  Honolulu City & County, Series
            D, GO, ETM, 6.50%, 12/1/00......     1,068,750
 1,150,000  Maui County, Series A, GO,
            6.80%, 12/1/03, Prerefunded
            12/1/00 @ 101 (Insured by
            AMBAC)..........................     1,249,187
                                              ------------
                                                 3,418,531
                                              ------------
            ILLINOIS -- 6.2%
 2,000,000  Chicago Metropolitan, Water
            Reclamation District, Capital
            Improvement, GO, 6.80%,
            1/1/03..........................     2,140,000
 3,000,000  Chicago Metropolitan, Water
            Reclamation District, Capital
            Improvement, GO, 5.50%,
            12/1/10.........................     3,228,750
 4,270,000  Du Page & Will Counties,
            Community School District No.
            204, GO, 4.95%, 12/30/01
            (Insured by FGIC)...............     4,398,100

                                   Continued

                                 THE KENT FUNDS

                                    INTERMEDIATE TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            ILLINOIS (CONTINUED)
$4,000,000  Illinois Development Finance
            Authority, Pollution Control
            Revenue, Commonwealth Edison,
            5.30%, 1/15/04 (Insured by
            MBIA)...........................  $  4,180,000
 3,135,000  Northwest Suburban Municipal
            Joint Action, Water Agency,
            Water Supply System, Series A,
            5.25%, 5/1/04 (Insured by
            MBIA)...........................     3,283,913
                                              ------------
                                                17,230,763
                                              ------------
            INDIANA -- 3.4%
 2,000,000  Indiana Municipal Power Supply
            Agency, System Revenue, Series
            B, 5.88%, 1/1/10 (Insured by
            MBIA)...........................     2,217,500
 3,000,000  Indiana Municipal Power Supply
            Agency, System Revenue, Series
            B, 6.00%, 1/1/13 (Insured by
            MBIA)...........................     3,371,250
 1,000,000  Indiana Transportation Finance
            Authority, Highway Revenue,
            Series A, 5.75%, 6/1/12 (Insured
            by AMBAC).......................     1,095,000
 1,000,000  Purdue University Dormitory
            System Revenue, Series A, 6.40%,
            7/1/99 (Insured by AMBAC).......     1,033,750
 1,000,000  Purdue University Student Fee
            Revenue, Series D, 6.50%,
            7/1/03, Callable 1/1/00 @ 103...     1,075,000
   500,000  St. Joseph County Educational
            Facilities Revenue, University
            of Notre Dame, 6.50%, 3/1/26....       617,500
                                              ------------
                                                 9,410,000
                                              ------------
            LOUISIANA -- 2.7%
 4,000,000  Louisiana State, Series A, GO,
            5.30%, 8/1/04 (Insured by
            MBIA)...........................     4,240,000
 3,000,000  Louisiana State, Series A, GO,
            6.00%, 4/15/07 (Insured by
            FGIC)...........................     3,352,500
                                              ------------
                                                 7,592,500
                                              ------------
            MASSACHUSETTS -- 5.4%
 5,000,000  Massachusetts Bay Transportation
            Authority, Series A, 5.00%,
            3/1/02..........................     5,150,000
 2,000,000  Massachusetts State Turnpike
            Authority, Metropolitan Highway,
            Series A, 5.00%, 1/1/10,
            Callable 1/1/07 @ 102...........     2,015,000
 3,000,000  Massachusetts State Turnpike
            Authority, Series A, Bond
            Anticipation Note, 5.00%,
            6/1/99, ETM.....................     3,041,250
 1,000,000  Massachusetts State Turnpike
            Authority, Series A, Bond
            Anticipation Note, 5.00%,
            6/1/99..........................     1,013,750

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MASSACHUSETTS (CONTINUED)
$3,750,000  Massachusetts State, Special
            Obligation Revenue, Series A,
            5.25%, 6/1/08 (Insured by
            AMBAC)..........................  $  3,975,000
                                              ------------
                                                15,195,000
                                              ------------
            MICHIGAN -- 17.8%
 2,215,000  Battle Creek Downtown
            Development Authority, 6.00%,
            5/1/07..........................     2,453,113
 4,000,000  Battle Creek Downtown
            Development Authority, Tax
            Increment Revenue, 7.30%,
            5/1/10, Callable 5/1/04 @ 102...     4,705,000
 2,100,000  Caledonia Community Schools, GO,
            6.70%, 5/1/22, Prerefunded
            5/1/02 @ 102 (Insured by
            AMBAC)..........................     2,341,500
 3,000,000  Detroit Sewage Disposal Revenue,
            Series B, 6.00%, 7/1/09 (Insured
            by MBIA)........................     3,390,000
 6,000,000  Detroit Water Supply System,
            Permanent Linked Bonds, 5.25%,
            7/1/13 (Insured by FGIC)........     6,089,999
 1,000,000  Detroit Water Supply System,
            Second Lien, Series A, 5.20%,
            7/1/08 (Insured by MBIA)........     1,067,500
 3,000,000  Detroit, GO, Distributable State
            Aid, 5.70%, 5/1/01 (Insured by
            AMBAC)..........................     3,146,250
 2,840,000  Grand Ledge Public Schools
            District, GO, 5.35%, 5/1/10
            (Insured by MBIA)...............     3,038,800
 1,700,000  Greater Detroit Resource
            Recovery Authority, Series A,
            5.50%, 12/13/04 (Insured by
            AMBAC)..........................     1,812,625
 2,000,000  Kalamazoo Hospital Finance
            Authority, Refunding &
            Improvement, Bronson Methodist
            Hospital, 5.35%, 5/15/06
            (Insured by MBIA)...............     2,127,500
 2,000,000  Michigan State Comprehensive
            Transportation, Series B, 5.50%,
            5/15/02.........................     2,110,000
 1,000,000  Michigan State Hospital Finance
            Authority Revenue, Detroit
            Medical Group, Series A, 5.00%,
            8/15/06, (Insured by AMBAC).....     1,037,500
 1,450,000  Michigan State Hospital Finance
            Authority, St. John Hospital &
            Medical Center, 5.00%, 5/15/06
            (Insured by AMBAC)..............     1,508,000
 1,000,000  Michigan State South Central
            Power Agency, Power Supply
            System Revenue, 5.80%, 11/1/05
            (Insured by MBIA)...............     1,096,250

                                   Continued

                                 THE KENT FUNDS

                                    INTERMEDIATE TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$2,300,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, Ford
            Motor Co. Project, Series A,
            7.10%, 2/1/06...................  $  2,708,250
 2,500,000  Michigan State Trunk Line,
            Series A, 5.50%, 10/1/02........     2,646,875
 3,500,000  Michigan State Underground
            Storage Tank Financial Assurance
            Authority, Series I, 6.00%,
            5/1/05 (Insured by AMBAC).......     3,863,125
 2,000,000  Northville Public Schools,
            Series A, GO, 7.00%, 5/1/08.....     2,185,000
 1,575,000  South Redford School District,
            5.25%, 5/1/09 (Insured by
            FGIC)...........................     1,645,875
 1,000,000  Western Michigan University
            Revenue, GO, 5.40%, 11/15/01
            (Insured by FGIC)...............     1,045,000
                                              ------------
                                                50,018,162
                                              ------------
            MINNESOTA -- 0.4%
 1,000,000  Minneapolis Community
            Development Agency, Tax
            Increment Revenue, 7.00%, 9/1/00
            (Insured by MBIA)...............     1,077,500
                                              ------------
            NEVADA -- 1.0%
 2,500,000  Clark County School District,
            Group 2, GO, 7.20%, 5/1/01,
            Prerefunded 5/1/00 @ 102
            (Insured by FGIC)...............     2,718,750
                                              ------------
            NEW JERSEY -- 4.2%
 6,000,000  New Jersey Economic Development
            Authority, Market Transition
            Facility Revenue, Senior Lien,
            7.00%, 7/1/04 (Insured by
            MBIA)...........................     6,915,000
 1,375,000  New Jersey State, Series D, GO,
            5.25%, 2/15/01..................     1,424,844
 3,000,000  Ocean County Utilities
            Authority, Wastewater Revenue,
            Refunding, GO, 6.00%, 1/1/07....     3,360,000
                                              ------------
                                                11,699,844
                                              ------------
            NEW YORK -- 2.2%
 1,130,000  Metropolitan Transportation
            Authority, Series M, 5.50%,
            7/1/08 (Insured by FGIC)........     1,223,225
 1,660,000  New York State Urban Development
            Corp., Refunding, Syracuse
            University Center, 5.50%,
            1/1/15..........................     1,728,475
 3,000,000  Triborough Bridge & Tunnel
            Authority, General Purpose,
            Series Y, 5.50%, 1/1/17.........     3,213,750
                                              ------------
                                                 6,165,450
                                              ------------

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            NORTH CAROLINA -- 0.8%
$2,000,000  North Carolina Municipal Power
            Agency No. 1, Catawba Electric
            Revenue, 5.90%, 1/1/03..........  $  2,115,000
                                              ------------
            OHIO -- 0.8%
 2,125,000  Columbus, Sewer Improvement, GO,
            6.30%, 9/15/99..................     2,210,000
                                              ------------
            OKLAHOMA -- 0.8%
 2,000,000  Tulsa Industrial Authority,
            University of Tulsa, Series A,
            6.00%, 10/1/16 (Insured by
            MBIA)...........................     2,250,000
                                              ------------
            PENNSYLVANIA -- 3.0%
 2,000,000  Allegheny County Airport
            Revenue, (AMT), 5.00%, 1/1/02...     2,042,500
 4,330,000  Chartiers Valley Joint School,
            ETM, 6.15%, 3/1/07..............     4,800,888
 1,475,000  Pennsylvania State, Series A,
            GO, 7.00%, 5/1/05, Prerefunded
            5/1/00 @ 101.5..................     1,591,156
                                              ------------
                                                 8,434,544
                                              ------------
            PUERTO RICO -- 2.7%
 3,055,000  Puerto Rico Commonwealth Aqeduct
            & Sewer Authority, 6.00%,
            7/1/06..........................     3,379,594
 2,000,000  Puerto Rico Commonwealth Highway
            & Transportation Authority,
            Highway Revenue, Series X,
            4.90%, 7/1/01...................     2,052,500
 2,000,000  Puerto Rico Electric Power
            Authority Revenue, Series W,
            5.00%, 7/1/98...................     2,013,060
                                              ------------
                                                 7,445,154
                                              ------------
            RHODE ISLAND -- 2.7%
 1,000,000  Providence, GO, 6.70%, 1/15/02
            Callable 1/15/00 @ 102 (Insured
            by MBIA)........................     1,070,000
 3,025,000  Rhode Island State, GO, Series
            A, 5.50%, 8/1/04 (Insured by
            MBIA)...........................     3,229,188
 2,000,000  State Depositors Economic
            Protection Corp., Series A,
            Special Obligation, 6.15%,
            8/1/99 (Insured by MBIA)........     2,065,000
 1,000,000  State Depositors Economic
            Protection Corp., Series B,
            Special Obligation, 5.20%,
            8/1/03 (Insured by MBIA)........     1,045,000
                                              ------------
                                                 7,409,188
                                              ------------
            TENNESSEE -- 0.5%
 1,230,000  Tennessee State, Series B, GO,
            6.20%, 6/1/01...................     1,316,100
                                              ------------

                                   Continued

                                 THE KENT FUNDS

                                    INTERMEDIATE TAX-FREE FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            TEXAS -- 9.6%
$1,000,000  Austin Independent School
            District, GO, 6.20%, 8/1/99.....  $  1,033,750
 2,245,000  Dallas Independent School
            District, GO, 5.40%, 8/15/03....     2,374,088
 1,190,000  Hays Consolidated Independent
            School District, 6.00%,
            9/1/04..........................     1,310,488
 1,500,000  Houston Water & Sewer System
            Revenue, Junior Lien, Series C,
            5.75%, 12/1/03 (Insured by
            MBIA)...........................     1,614,375
 1,000,000  Houston Water & Sewer System
            Revenue, Prior Lien, Series A,
            7.00%, 12/1/01 (Insured by
            AMBAC)..........................     1,101,250
 3,000,000  Lower Colorado River Authority,
            4.90%, 1/1/07...................     3,082,499
 1,050,000  Round Rock Independent School
            District, GO, 5.25%, 2/15/05....     1,107,750
 2,800,000  Texas Municipal Power Agency,
            5.60%, 9/1/01 (Insured by
            MBIA)...........................     2,936,500
 5,595,000  Texas State Public Finance
            Authority, GO, Series A, 6.50%,
            10/1/04.........................     6,329,343
 4,450,000  Texas State, Series A, GO,
            5.70%, 10/1/03..................     4,800,437
 1,015,000  University of Texas, University
            Revenue, Series A, 6.60%,
            8/15/02.........................     1,121,575
                                              ------------
                                                26,812,055
                                              ------------
            VIRGINIA -- 1.1%
 3,000,000  Arlington County GO, 5.70%,
            12/1/00.........................     3,146,250
                                              ------------
            WASHINGTON -- 6.7%
 1,000,000  King County Washington School
            District, 4.60%, 12/1/03........     1,026,250
 2,695,000  Tacoma Electric System,
            Refunding, 6.00%, 1/1/06
            (Insured by AMBAC)..............     2,961,131
 2,000,000  Washington State Public Power
            Supply System, Nuclear Project
            No. 1 Bond Revenue, Series C,
            7.25%, 7/1/00 (Insured by
            FGIC)...........................     2,147,500
 8,000,000  Washington State, Series A, GO,
            5.50%, 9/1/05...................     8,539,999
 2,940,000  Washington State, Series A, GO,
            Public Improvements, 5.25%,
            1/1/06..........................     3,116,400
   850,000  Washington State, Series III-H,
            Motor Vehicle Fuel Tax, 5.75%,
            9/1/12..........................       930,750
                                              ------------
                                                18,722,030
                                              ------------

 SHARES OR
 PRINCIPAL              SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
 ---------            -----------                ------
MUNICIPAL BONDS (CONTINUED)
             WEST VIRGINIA -- 0.4%
$ 1,095,000  West Virginia School Building
             Authority Revenue, Capital
             Improvement, Series A, 6.70%,
             7/1/00 (Insured by MBIA)......  $    1,160,700
                                             --------------
             WISCONSIN -- 1.3%
  1,025,000  Milwaukee Metropolitan Sewer
             District, Series A, GO, 6.60%,
             10/1/99.......................       1,068,563
  1,500,000  Milwaukee Metropolitan Sewer
             District, Series A, GO, 6.70%,
             10/1/00.......................       1,599,375
  1,000,000  Wisconsin State Public Power,
             Inc., Supply System, Series A,
             7.00%, 7/1/01 (Insured by
             AMBAC)........................       1,085,000
                                             --------------
                                                  3,752,938
                                             --------------
             TOTAL MUNICIPAL BONDS.........     273,712,235
                                             --------------
             (Cost $257,614,807)
INVESTMENT COMPANIES -- 0.4%
  1,117,598  Dreyfus Tax Exempt Money
             Market........................       1,117,598
                                             --------------
             TOTAL INVESTMENT COMPANIES....       1,117,598
                                             --------------
             (Cost $1,117,598)
TOTAL INVESTMENTS -- 98.4%.................     274,829,833
(Cost $258,732,405)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.6%......................       4,345,919
                                             --------------
TOTAL NET ASSETS -- 100.0%.................  $  279,175,752
                                             ==============

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation...............  $ 16,097,428
       Unrealized depreciation...............             0
                                               ------------
       Net unrealized appreciation...........  $ 16,097,428
                                               ============
AMBAC  AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
ETM    Escrowed to Maturity
FGIC   Financial Guaranty Insurance Corp.
FSA    Financial Security Assurance
GO     General Obligation
MBIA   Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                                 THE KENT FUNDS

                                    TAX-FREE INCOME FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997


 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
  ------               -----------               ------
MUNICIPAL BONDS -- 97.8%
             ARIZONA -- 1.4%
 $1,500,000  Arizona State University
             Revenue, 7.00%, 7/1/15,
             Prerefunded 7/1/02 @ 101
             (Insured by AMBAC).............  $  1,681,875
                                              ------------
             CALIFORNIA -- 10.2%
  1,000,000  Anaheim Public Financing
             Authority, Lease Revenue,
             Public Improvements Project,
             Series A, 6.00%, 9/1/24
             (Insured by FSA)...............     1,146,250
  1,400,000  California State, GO, 7.00%,
             6/1/05.........................     1,634,500
  2,000,000  California State, GO, 6.25%,
             9/1/12.........................     2,305,000
  3,000,000  Northern California Power
             Agency Revenue, Geothermal
             Project, Series A, 5.50%,
             7/1/05 (Insured by AMBAC)......     3,217,500
  2,000,000  Orange County, Series A, 6.00%,
             6/1/10 (Insured by MBIA).......     2,240,000
  1,380,000  Turlock Irrigation District
             Revenue, Series A, 6.00%,
             1/1/07 (Insured by MBIA).......     1,540,425
                                              ------------
                                                12,083,675
                                              ------------
             COLORADO -- 2.1%
  1,580,000  Denver City & County Airport
             Revenue, (AMT), 6.75%,
             11/15/22.......................     1,718,250
    650,000  Denver City & County Airport
             Revenue, Series C, (AMT),
             6.75%, 11/15/22, Callable
             11/15/02 @ 102.................       726,375
                                              ------------
                                                 2,444,625
                                              ------------
             FLORIDA -- 1.5%
  1,400,000  Port Everglades Authority, Port
             Improvement, ETM, 7.13%,
             11/1/16........................     1,723,750
                                              ------------
             GEORGIA -- 0.9%
  1,000,000  Georgia State, Series B, GO,
             5.95%, 3/1/08..................     1,122,500
                                              ------------
             HAWAII -- 2.8%
  2,000,000  Hawaii State, Series CB, GO,
             5.75%, 1/1/07..................     2,185,000
  1,000,000  Honolulu City & County, Series
             A, GO, 5.75%, 4/1/10...........     1,092,500
                                              ------------
                                                 3,277,500
                                              ------------
             ILLINOIS -- 8.1%
  2,000,000  Chicago Metropolitan, Water
             Reclamation District, Capital
             Improvement, GO, 5.50%,
             12/1/10........................     2,152,500


 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
  ------               -----------               ------
MUNICIPAL BONDS (CONTINUED)
             ILLINOIS (CONTINUED)
 $1,000,000  Chicago Public Building
             Commission, Series A, ETM,
             7.00%, 1/1/20 (Insured by
             MBIA)..........................  $  1,252,500
  2,000,000  Chicago School Finance
             Authority, Series A, GO, 4.90%,
             6/1/05 (Insured by MBIA).......     2,065,000
  2,000,000  Du Page & Will Counties,
             Community School District No.
             204, GO, 4.95%, 12/30/01
             (Insured by FGIC)..............     2,060,000
  1,000,000  Illinois State Sales Tax,
             Series S, 5.00%, 6/15/08.......     1,033,750
  1,000,000  Will County Forest Preserve
             District, GO, 5.90%, 12/1/03,
             Callable 12/1/02 @ 100 (Insured
             by AMBAC)......................     1,077,500
                                              ------------
                                                 9,641,250
                                              ------------
             INDIANA -- 5.7%
  2,000,000  Indiana Municipal Power Supply
             Agency, System Revenue, Series
             B, 6.00%, 1/1/13 (Insured by
             MBIA)..........................     2,247,500
  2,250,000  Indiana State Office Building
             Commission, Capital Complex,
             Government Center Parking
             Facilities, Series A, 4.80%,
             7/1/03 (Insured by AMBAC)......     2,300,625
  1,000,000  Indiana Transportation Finance
             Authority, Highway Revenue,
             Series A, 5.75%, 6/1/12
             (Insured by AMBAC).............     1,095,000
  1,000,000  Marion County Hospital
             Authority Revenue, Community
             Hospital, Indianapolis Project,
             ETM, 6.00%, 5/1/06.............     1,090,000
                                              ------------
                                                 6,733,125
                                              ------------
             IOWA -- 2.1%
  2,055,000  Iowa Finance Authority, Private
             College Revenue, Drake
             University Project, 6.50%,
             12/1/11 (Insured by MBIA)......     2,432,606
                                              ------------
             KENTUCKY -- 1.1%
  1,315,000  Louisville & Jefferson County,
             Metropolitan Sewer District,
             Sewer & Drain System Revenue,
             Series A, 5.25%, 5/15/27,
             Callable 5/15/07 @ 101 (Insured
             by MBIA).......................     1,321,575
                                              ------------

                                   Continued

                                 THE KENT FUNDS

                                    TAX-FREE INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997


 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
  ------               -----------               ------
MUNICIPAL BONDS (CONTINUED)
             LOUISIANA -- 2.7%
 $3,000,000  Louisiana State Gas & Fuels Tax
             Revenue, Series A, 7.25%,
             11/15/00, Callable 11/15/99 @
             102............................  $  3,228,750
                                              ------------
             MARYLAND -- 1.7%
  2,000,000  Prince Georges County,
             Consolidated Public
             Improvement, GO, 5.00%, 1/1/02
             (Insured by MBIA)..............     2,062,500
                                              ------------
             MASSACHUSETTS -- 4.3%
  1,000,000  Massachusetts State Industrial
             Finance Agency, Resource
             Recovery Revenue, Refusetech,
             Inc. Project, Series A, 5.25%,
             7/1/99 (Insured by FSA)........     1,017,500
  1,000,000  Massachusetts State Water,
             Resource Authority, Series B,
             5.00%, 12/1/25 (Insured by
             MBIA)..........................       967,500
  1,000,000  Massachusetts State, Series B,
             GO, 5.40%, 11/1/06.............     1,067,500
  2,000,000  Massachusetts Turnpike
             Authority, Metropolitan
             Highway, Series A, 5.00%,
             1/1/10, Callable 1/1/07 @
             102............................     2,015,000
                                              ------------
                                                 5,067,500
                                              ------------
             MICHIGAN -- 20.2%
  2,000,000  Battle Creek Downtown
             Development Authority, Tax
             Increment Revenue, 7.30%,
             5/1/10, Callable 5/1/04 @
             102............................     2,352,500
  1,300,000  Berkley School District, GO,
             7.00%, 1/1/07 (Insured by
             FGIC)..........................     1,548,625
  2,000,000  Detroit Sewage Disposal
             Revenue, Series B, 6.00%,
             7/1/09 (Insured by MBIA).......     2,260,000
  1,000,000  Detroit Water Supply System,
             Series B, 5.10%, 7/1/07
             (Insured by MBIA)..............     1,056,250
    930,000  Kent County Airport Facility,
             Kent County International
             Airport, (AMT), 5.50%, 1/1/07,
             Callable 1/1/05 @ 102..........       997,425
  2,000,000  Michigan State Hospital Finance
             Authority, Sisters of Mercy,
             Series P, 5.25%, 8/15/21
             (Insured by MBIA)..............     1,985,000
  2,365,000  Michigan State Hospital Finance
             Authority, Detroit Medical
             Center, Series B, 5.00%,
             8/15/06 (Insured by AMBAC).....     2,459,599


 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
  ------               -----------               ------
MUNICIPAL BONDS (CONTINUED)
             MICHIGAN (CONTINUED)
 $2,000,000  Michigan State Hospital Finance
             Authority, Henry Ford Health,
             Series A, 5.25%, 11/15/20
             (Insured by AMBAC).............  $  1,995,000
  1,300,000  Michigan State Housing
             Development Authority, Rental
             Housing Revenue, Series A,
             5.15%, 4/1/02 (Insured by
             AMBAC).........................     1,340,625
  1,000,000  Michigan State South Central
             Power Agency, Power Supply
             System Revenue, 5.80%, 11/1/05
             (Insured by MBIA)..............     1,096,250
  1,500,000  Michigan State Strategic Fund,
             Detroit Edition, 5.00%*, 1/2/98
             (LOC: Barclays)................     1,500,000
  2,000,000  Michigan State Trunk Line,
             5.50%, 11/1/16 (Insured by
             FGIC)..........................     2,060,000
  1,000,000  Michigan State Underground
             Storage Tank Financial
             Assurance Authority, Series I,
             6.00%, 5/1/05 (Insured by
             AMBAC).........................     1,103,750
  2,000,000  Michigan State University
             Revenue, Series A, 5.50%,
             8/15/22........................     2,052,500
                                              ------------
                                                23,807,524
                                              ------------
             MISSOURI -- 1.8%
  1,625,000  Missouri State, DFB
             Infrastructure Facilities,
             Science City Union Station A,
             4.10%, 12/1/99.................     1,627,031
    500,000  Missouri State, Health &
             Education Facilities, Lake of
             Ozarks General Hospital, 6.50%,
             2/15/21, Callable 2/15/06 @
             102............................       541,250
                                              ------------
                                                 2,168,281
                                              ------------
             NEBRASKA -- 1.0%
  1,075,000  Omaha Public Power District,
             5.10%, 2/1/08..................     1,126,063
                                              ------------
             NEVADA -- 3.7%
  1,805,000  Clark County School District,
             GO, 5.75%, 6/15/10, Callable
             6/15/06 @ 101 (Insured by
             FGIC)..........................     1,938,119
  2,000,000  Nevada State, Nevada Municipal
             Bond Bank, Series A, GO, 8.00%,
             11/1/05........................     2,487,500
                                              ------------
                                                 4,425,619
                                              ------------
             NEW JERSEY -- 2.9%
  1,500,000  New Jersey Economic Development
             Authority, Market Transition
             Facility Revenue, Senior Lien,
             7.00%, 7/1/04 (Insured by
             MBIA)..........................     1,728,750

                                   Continued

                                 THE KENT FUNDS

                                    TAX-FREE INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997


 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
  ------               -----------               ------
MUNICIPAL BONDS (CONTINUED)
             NEW JERSEY (CONTINUED)
 $1,500,000  New Jersey State Transportation
             Trust Fund Authority,
             Transportation System, Series
             A, 6.00%, 12/15/06 (Insured by
             MBIA)..........................  $  1,670,625
                                              ------------
                                                 3,399,375
                                              ------------
             NEW YORK -- 3.4%
  1,350,000  New York City, Municipal Water
             & Sewer Revenue, 5.50%,
             6/15/24, Callable 6/15/06 @
             101............................     1,388,813
  1,500,000  New York City, Tax Revenue
             Anticipation Note, Livingston
             Plaza Project, 5.40%, 1/1/18...     1,567,500
  1,000,000  New York State Thruway
             Authority, Series 1997 B,
             6.00%, 4/1/07..................     1,090,000
                                              ------------
                                                 4,046,313
                                              ------------
             OKLAHOMA -- 1.9%
  1,000,000  Grand River Dam Authority,
             5.75%, 6/1/08 (Insured by
             FSA)...........................     1,112,500
  1,000,000  Tulsa Industrial Authority,
             University of Tulsa, Series A,
             6.00%, 10/1/16 (Insured by
             MBIA)..........................     1,125,000
                                              ------------
                                                 2,237,500
                                              ------------
             PENNSYLVANIA -- 1.7%
  2,000,000  Pennsylvania State, First
             Series, GO, 5.38%, 5/15/16
             (Insured by FGIC)..............     2,065,000
                                              ------------
             PUERTO RICO -- 0.9%
  1,000,000  Puerto Rico Commonwealth
             Highway & Transportation
             Authority, Highway Revenue,
             Series X, 4.90%, 7/1/01........     1,026,250
                                              ------------
             RHODE ISLAND -- 0.9%
  1,000,000  Convention Center Authority,
             Series B, 5.00%, 5/15/09
             (Insured by MBIA)..............     1,041,250
                                              ------------
             SOUTH CAROLINA -- 1.0%
  1,200,000  Myrtle Beach Water & Sewer
             Revenue, 4.90%, 3/1/02 (Insured
             by MBIA).......................     1,234,500
                                              ------------
             TENNESSEE -- 1.1%
  1,225,000  Tennessee Housing Development
             Agency, Mortgage Finance,
             Series C, (AMT), 5.95%, 7/1/09,
             Callable 7/1/05 @ 102 (Insured
             by MBIA).......................     1,307,688
                                              ------------

 SHARES OR
 PRINCIPAL              SECURITY                 MARKET
  AMOUNT               DESCRIPTION               VALUE
 ---------             -----------               ------
MUNICIPAL BONDS (CONTINUED)
             TEXAS -- 6.0%
$ 1,000,000  Brownsville Utility System,
             6.25%, 9/1/11 (Insured by
             AMBAC).........................  $  1,146,250
  1,000,000  Harris County, Certificates of
             Obligation, 6.00%, 12/15/11....     1,133,750
  2,000,000  Texas City Industrial
             Development Corp., Marine
             Terminal Revenue, Arco Pipeline
             Co. Project, 7.38%, 10/1/20....     2,627,500
  2,000,000  Texas State, Series A, GO,
             5.70%, 10/1/03.................     2,157,500
                                              ------------
                                                 7,065,000
                                              ------------
             UTAH -- 2.6%
  2,175,000  Intermountain Power Agency,
             Utah Power Supply, Series D,
             5.00%, 7/1/23..................     2,096,156
  1,000,000  St. George, Parks &
             Recreational Facilities, GO,
             5.38%, 8/1/21, Callable 8/1/07
             @ 101 (Insured by FGIC)........     1,022,500
                                              ------------
                                                 3,118,656
                                              ------------
             WASHINGTON -- 4.1%
  1,000,000  Douglas County Public Utility
             District No. 001, Electric
             Distribution System, 5.90%,
             1/1/11, Callable 1/1/05 @ 102
             (Insured by MBIA)..............     1,073,750
  2,500,000  Port Seattle Limited, GO,
             (AMT), 5.35%, 5/1/04...........     2,625,000
  1,000,000  Washington State, Motor Vehicle
             Fuel Tax, R-92D, GO, 6.25%,
             9/1/07.........................     1,140,000
                                              ------------
                                                 4,838,750
                                              ------------
             TOTAL MUNICIPAL BONDS..........   115,729,000
                                              ------------
             (Cost $108,371,163)
                              INVESTMENT COMPANIES -- 0.8%
    972,571  Dreyfus Tax Exempt Money
             Market.........................       972,571
                                              ------------
             TOTAL INVESTMENT COMPANIES.....       972,571
                                              ------------
             (Cost $972,571)
TOTAL INVESTMENTS -- 98.6%..................   116,701,571
                      (Cost $109,343,734)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.4%.......................     1,662,588
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $118,364,159
                                              ============

                                   Continued

                                 THE KENT FUNDS

                                    TAX-FREE INCOME FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

---------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation.................  $7,357,837
       Unrealized depreciation.................           0
                                                 ----------
       Net unrealized appreciation.............  $7,357,837
                                                 ==========

  * Variable rate security. Rate presented represents rate in effect at December 31, 1997. Maturity date reflects next rate change date.

        AMBAC  AMBAC Indemnity Corp.
        AMT    Alternative Minimum Tax Paper
        ETM    Escrowed to Maturity
        FGIC   Financial Guaranty Insurance Corp.
        FSA    Financial Security Assurance
        GO     General Obligation
        LOC    Letter of Credit
        MBIA   Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                                 THE KENT FUNDS

                                    MICHIGAN MUNICIPAL BOND FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS -- 98.6%
            MICHIGAN -- 95.9%
$1,785,000  Allegan Sanitary Sewer System,
            (AMT), 5.45%, 11/1/02...........  $  1,836,319
 2,000,000  Battle Creek Downtown
            Development Authority, Tax
            Increment Revenue, 6.90%,
            5/1/04..........................     2,222,500
 1,000,000  Bay City Electric Utility
            Revenue, 5.15%, 1/1/07 (Insured
            by AMBAC).......................     1,045,000
   745,000  Bay City School District, GO,
            5.50%, 5/1/98...................       749,239
   560,000  Chippewa County Hospital Finance
            Authority, 4.20%, 11/1/98.......       560,235
   290,000  Chippewa County Hospital Finance
            Authority, 4.40%, 11/1/99.......       290,725
   585,000  Chippewa County Hospital Finance
            Authority, 4.40%, 11/1/99.......       586,463
   260,000  Chippewa County Hospital Finance
            Authority, 4.60%, 11/1/00.......       260,975
 1,000,000  Chippewa Valley School District,
            GO, 6.38%, 5/1/05, Prerefunded
            5/1/01 @ 101.5 (Insured by
            FGIC)...........................     1,085,000
 1,445,000  Chippewa Valley School District,
            Series A, GO, 5.60%, 5/1/99.....     1,475,706
 1,700,000  Clintondale Community School
            District, GO, 4.65%, 5/1/03.....     1,725,500
 2,000,000  Dearborn School District, GO,
            6.63%, 5/1/09, Prerefunded
            5/1/00 @ 102 (Insured by
            MBIA)...........................     2,152,500
 1,000,000  Dearborn School District, GO,
            6.38%, 5/1/10, Prerefunded
            5/1/00 @ 102 (Insured by
            MBIA)...........................     1,071,250
 1,075,000  Dearborn Sewage Disposal System,
            7.00%, 4/1/99 (Insured by
            MBIA)...........................     1,113,969
   965,000  Dearborn Sewage Disposal System,
            6.90%, 4/1/02 (Insured by
            MBIA)...........................     1,065,119
 1,000,000  Detroit, GO, 5.00%, 4/1/04......     1,036,250
   750,000  Detroit, GO, 5.05%, 4/1/06......       829,688
 2,800,000  Detroit Sewage Disposal, Series
            A, 4.85%, 7/1/01 (Insured by
            FGIC)...........................     2,866,499
   580,000  Detroit, Distributable State
            Aid, GO, 5.60%, 5/1/00 (Insured
            by AMBAC).......................       599,575
 2,000,000  East China Township School
            District, GO, 6.00%, 5/1/02,
            Callable 5/1/01 @ 102...........     2,117,500
 1,000,000  Eastern Michigan University, GO,
            5.80%, 6/1/01 (Insured by
            AMBAC)..........................     1,052,500
   445,000  Farmington Hills Economic
            Development Corp. Revenue,
            Botsford Continuing Care, Series
            A, 5.10%, 2/15/04 (Insured by
            MBIA)...........................       463,356

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$  470,000  Farmington Hills Economic
            Development Corp. Revenue,
            Botsford Continuing Care, Series
            A, 5.20%, 2/15/05 (Insured by
            MBIA)...........................  $    493,500
 1,000,000  Grand Haven Area Public Schools,
            GO, 5.45%, 5/1/04 (Insured by
            MBIA)...........................     1,067,500
 1,250,000  Greater Detroit Resource
            Recovery Authority, Series B,
            5.00%, 12/13/02 (Insured by
            AMBAC)..........................     1,289,063
 1,000,000  Holland Electric Revenue, 6.40%,
            7/1/02, Prerefunded 7/1/99 @
            100.............................     1,035,000
 1,100,000  Holland Electric Revenue, 6.50%,
            7/1/03, Prerefunded 7/1/99 @
            100.............................     1,139,875
   675,000  Hudsonville Public Schools,
            Series B, GO, 4.50%, 5/1/98
            (Insured by FGIC)...............       676,661
 1,250,000  Huron Valley School District,
            GO, 7.10%, 5/1/08, Prerefunded
            5/1/01 @ 102 (Insured by
            FGIC)...........................     1,389,063
 1,810,000  Kalamazoo Hospital Finance
            Authority, Refunding &
            Improvement, Bronson Methodist
            Hospital, 4.95%, 5/15/02
            (Insured by MBIA)...............     1,859,775
 1,000,000  Kalamazoo Hospital Finance
            Authority, Refunding &
            Improvement, Bronson Methodist
            Hospital, 5.25%, 5/15/05
            (Insured by MBIA)...............     1,053,750
 1,295,000  Kenowa Hills Public Schools, GO,
            5.50%, 5/1/05...................     1,388,888
   500,000  Kent County Airport Facility,
            Kent County International
            Airport, (AMT), 5.25%, 1/1/04...       523,125
   505,000  Kent County Airport Facility,
            Kent County International
            Airport, (AMT), 5.30%, 1/1/05...       531,513
 1,150,000  Kent Hospital Finance Authority,
            Butterworth Hospital, 4.90%,
            1/15/05.........................     1,178,750
 2,000,000  Lake Orion Community School
            District, GO, 6.20%, 5/1/04
            (Insured by AMBAC)..............     2,212,500
 3,032,379  Michigan Department of State
            Police Lease, 4.95%, 3/10/02....     3,051,331
 1,020,000  Michigan Municipal Bond
            Authority, Local Government Loan
            Program, Qualified School,
            6.35%, 5/15/01..................     1,092,675
 1,000,000  Michigan Municipal Bond
            Authority, Local Government Loan
            Program, Series B, 6.90%, 5/1/99
            (Insured by FGIC)...............     1,036,250

                                   Continued

                                 THE KENT FUNDS

                                    MICHIGAN MUNICIPAL BOND FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$1,000,000  Michigan Municipal Bond
            Authority, Pooled Projects,
            Series B, 5.10%, 10/1/04........  $  1,050,000
 1,000,000  Michigan Municipal Bond
            Authority, State Revolving Fund,
            5.50%, 10/1/99..................     1,025,000
 2,000,000  Michigan Municipal Bond
            Authority, State Revolving Fund,
            5.50%, 10/1/06..................     2,157,500
 2,000,000  Michigan Public Power Agency,
            Belle River Project, Series A,
            5.30%, 1/1/00...................     2,050,000
   750,000  Michigan Public Power Agency,
            Belle River Project, Series A,
            5.70%, 1/1/03...................       796,875
 1,000,000  Michigan State Building
            Authority, Series II, 6.10%,
            10/1/01.........................     1,071,250
 3,000,000  Michigan State Comprehensive
            Transportation, Series B, 5.63%,
            5/15/03, Callable 7/1/02 @
            102.............................     3,194,999
 1,000,000  Michigan State Hospital Finance
            Authority Revenue, Sisters of
            Mercy Health Corp. Bond 1993,
            Series F, 4.60%, 8/15/02
            (Insured by MBIA)...............     1,015,000
 1,855,000  Michigan State Hospital Finance
            Authority, Bay Medical Center,
            Series A, 5.38%, 7/1/06 (Insured
            by FSA).........................     1,977,894
   750,000  Michigan State Hospital Finance
            Authority, GO, Detroit Medical
            Center Group A, 5.00%, 8/15/04
            (Insured by AMBAC)..............       776,250
 2,000,000  Michigan State Hospital Finance
            Authority, Mclaren Obligated
            Group, Series A, 5.75%,
            10/15/03........................     2,122,500
 1,500,000  Michigan State Hospital Finance
            Authority, Mercy Health
            Services, Series S, 6.00%,
            8/15/06.........................     1,651,875
 1,060,000  Michigan State Hospital Finance
            Authority, Sisters of Mercy
            Health Corp., Series J, 7.15%,
            2/15/99.........................     1,097,100
 2,800,000  Michigan State Hospital Finance
            Authority, Sisters of Mercy
            Health Corp., Series J, 7.38%,
            2/15/11, Prerefunded 2/15/01 @
            102.............................     3,118,499
 1,150,000  Michigan State Hospital Finance
            Authority, St. John Hospital &
            Medical Center, 4.50%, 5/15/01
            (Insured by AMBAC)..............     1,161,500
 1,000,000  Michigan State Hospital Finance
            Authority, St. John Hospital &
            Medical Center, 5.00%, 5/15/05
            (Insured by AMBAC)..............     1,038,750

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$2,680,000  Michigan State Housing
            Development Authority, Rental
            Housing Revenue, Series A,
            (AMT), 5.25%, 10/1/01 (Insured
            by MBIA)........................  $  2,760,399
   415,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Lutheran Social Services
            Project, 4.40%, 9/1/98 (LOC:
            First of America)...............       416,677
   860,000  Michigan State Strategic Fund,
            Industrial Development Revenue,
            Grand Rapids Motel Project,
            (AMT), 5.25%*, 6/1/98 Mandatory
            Put 6/1/98 @ 100 (LOC: Comerica
            Bank)...........................       862,537
 2,000,000  Michigan State Underground
            Storage, Tank Financial
            Assurance Authority, Series I,
            5.00%, 5/1/00 (Insured by
            AMBAC)..........................     2,040,000
 1,270,000  Michigan State Underground
            Storage, Tank Financial
            Assurance Authority, Series I,
            6.00%, 5/1/06 (Insured by
            AMBAC)..........................     1,412,875
 1,000,000  Mount Clemens Community School
            District, GO, 6.60%, 5/1/20,
            Prerefunded 5/1/02 @ 102
            (Insured by MBIA)...............     1,110,000
 1,580,000  Oakland County Economic
            Development Corp. Revenue,
            Boardwalk Shopping Center,
            Limited Obligation Revenue,
            4.75%*, 6/30/98 (LOC: NBD)......     1,585,088
   600,000  Oakland County Economic
            Development Corp., Sugartree
            Shopping Center, 4.75%, 1/1/14,
            Mandatory Put 7/1/98 (LOC:
            NBD)............................       600,444
 1,000,000  Oakland Washtenaw County
            Community College, 6.65%,
            5/1/11, Prerefunded 5/1/02 @
            100.............................     1,110,000
 3,000,000  Okemos Public School District,
            Series I, GO, 6.90%, 5/1/11,
            Prerefunded 5/1/01 @ 102........     3,311,249
 3,200,000  Plymouth-Canton Community School
            District, Series B, GO, 6.80%,
            5/1/17, Prerefunded 5/1/01 @
            101.............................     3,491,999
   735,000  Reeths-Puffer Schools, GO,
            6.75%, 5/1/01 (Insured by
            FGIC)...........................       795,638
   750,000  Reeths-Puffer Schools, GO,
            6.25%, 5/1/02 (Insured by
            FGIC)...........................       811,875
 2,000,000  Rockford Public Schools, GO,
            7.38%, 5/1/19, Prerefunded
            5/1/00 @ 101....................     2,165,000

                                   Continued

                                 THE KENT FUNDS

                                    MICHIGAN MUNICIPAL BOND FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY                 MARKET
  AMOUNT              DESCRIPTION                VALUE
---------             -----------                ------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$1,000,000  South Lyon Community Schools,
            GO, 7.80%, 5/1/14, Prerefunded
            5/1/98 @ 102....................  $  1,032,870
 1,000,000  University of Michigan, Medical
            Service Plan, Series A, 4.25%*,
            1/2/98..........................     1,000,000
 2,035,000  Walled Lake Consolidated School
            District, GO, 4.70%, 5/1/01.....     2,078,244
 2,235,000  Walled Lake Consolidated School
            District, GO, 4.80%, 5/1/02.....     2,296,463
 2,000,000  Walled Lake Consolidated School
            District, Series II, GO, 7.10%,
            5/1/05, Prerefunded 5/1/00 @
            102.............................     2,170,000
   945,000  Warren Consolidated School
            District, GO, 6.00%, 5/1/01.....     1,000,519
 1,025,000  Washtenaw Community College, GO,
            4.70%, 4/1/03 (Insured by
            FGIC)...........................     1,046,781
   550,000  Wayne County Downriver System
            Sewer Disposal, GO, 3.75%,
            5/1/98..........................       548,400
   550,000  Wayne County Downriver System
            Sewer Disposal, GO, 3.75%,
            5/1/99..........................       547,938
   550,000  Wayne County Downriver System
            Sewer Disposal, GO, 3.75%,
            5/1/00..........................       544,500
 1,750,000  Western Michigan University,
            Series A, 6.50%, 7/15/01,
            Prerefunded 7/15/01 @ 102
            (Insured by AMBAC)..............     1,916,250
 1,000,000  Wyandotte Electric Revenue,
            6.20%, 10/1/03 (Insured by
            MBIA)...........................     1,098,750
 1,150,000  Ypsilanti School District,
            4.50%, 5/01/00 (Insured by
            FGIC)...........................     1,161,500
                                              ------------
                                               111,446,075
                                              ------------
            PUERTO RICO -- 2.7%
 3,000,000  Puerto Rico Commonwealth Highway
            & Transportation Authority,
            Highway Revenue, Series X,
            4.90%, 7/1/01...................     3,078,750
                                              ------------
            TOTAL MUNICIPAL BONDS...........   114,524,825
                                              ------------
            (Cost $111,182,602)

                        SECURITY                 MARKET
  SHARES               DESCRIPTION               VALUE
  ------               -----------               ------
INVESTMENT COMPANIES -- 0.1%
    154,117  Dreyfus Tax Exempt Money
             Market.........................  $    154,117
                                              ------------
             TOTAL INVESTMENT COMPANIES.....       154,117
                                              ------------
             (Cost $154,117)
TOTAL INVESTMENTS -- 98.7%..................   114,678,942
                      (Cost $111,336,719)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.3%.......................     1,469,357
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $116,148,299
                                              ============

---------------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation.................  $3,342,223
       Unrealized depreciation.................
                                                          0
                                                 ----------
       Net unrealized appreciation.............
                                                 $3,342,223
                                                 ==========

 * Variable rate security. Rate presented represents rate in effect at December 31, 1997. Maturity date reflects next rate change date.

AMBAC  AMBAC Indemnity Corp.
AMT    Alternative Minimum Tax Paper
FGIC   Financial Guaranty Insurance Corp.
FSA    Financial Security Assurance
GO     General Obligation
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association

                       See Notes to Financial Statements.

                                 THE KENT FUNDS

                                    MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

PRINCIPAL                                      AMORTIZED
  AMOUNT                                          COST
---------                                      ---------
                BANKERS ACCEPTANCES -- $8.1%
$5,000,000  Bank of America, 5.48%,
            3/11/98.........................  $  4,947,483
 4,398,113  Chase Manhattan Corp., 5.52%,
            2/17/98.........................     4,366,417
 5,000,000  Corestates Bank N.A., 5.53%,
            1/30/98.........................     4,977,726
 5,000,000  First Chicago NBD Corp., 5.51%,
            3/2/98..........................     4,954,083
 5,000,000  Mellon Bank N.A., 5.53%,
            1/20/98.........................     4,985,408
 5,000,000  Mellon Bank N.A., 5.51%,
            2/6/98..........................     4,972,450
 4,545,172  SunTrust Bank N.A., 5.70%,
            1/16/98.........................     4,534,377
5,000,000.. SunTrust Bank N.A., 5.57%,
            2/5/98..........................     4,972,924
                                              ------------
            TOTAL BANKERS ACCEPTANCES    ...    38,710,868
                                              ------------
            (Amortized Cost $38,710,868)
             CERTIFICATES OF DEPOSIT -- 3.6%
 3,084,303  First Chicago Corp., 5.35%,
            1/5/98..........................     3,084,172
10,000,000  J. P. Morgan & Co., 5.71%,
            1/6/98..........................     9,999,788
 4,000,000  J. P. Morgan & Co., 5.60%,
            2/5/98..........................     3,999,086
                                              ------------
            TOTAL CERTIFICATES OF DEPOSIT...    17,083,046
                                              ------------
            (Amortized Cost $17,083,046)
COMMERCIAL PAPER -- 42.1%
 7,230,000  ABN Amro North America Finance,
            5.60%, 4/20/98..................     7,107,412
 5,000,000  Amoco Corp., 5.52%, 3/4/98......     4,952,467
 5,000,000  Banque National De Paris Canada,
            5.55%, 1/5/98...................     4,996,917
 4,400,000  Banque National De Paris Canada,
            5.53%, 1/21/98..................     4,386,482
 5,000,000  Cargill, Inc., 5.62%, 1/21/98...     4,984,389
 5,000,000  Daimler-Benz N.A. Corp., 5.72%,
            1/23/98.........................     4,982,522
 5,000,000  Daimler-Benz N.A. Corp., 5.52%,
            2/12/98.........................     4,967,800
 5,000,000  Daimler-Benz N.A. Corp., 5.54%,
            2/17/98.........................     4,963,836
 5,000,000  Daimler-Benz N.A. Corp., 5.53%,
            2/27/98.........................     4,956,221
 4,000,000  Daimler-Benz N.A. Corp., 5.65%,
            3/26/98.........................     3,947,267
 5,000,000  Dresdner US Finance, Inc.,
            5.74%, 1/5/98...................     4,996,811
 5,000,000  Dresdner US Finance, Inc.,
            5.60%, 1/5/98...................     4,996,889
 5,300,000  E.I. du Pont de Nemours & Co.,
            5.53%, 4/20/98..................     5,211,259
 5,000,000  E.I. du Pont de Nemours & Co.,
            5.53%, 6/4/98...................     4,881,719
 5,000,000  Ford Motor Credit Co., 5.49%,
            1/9/98..........................     4,993,900
 5,000,000  Ford Motor Credit Co., 5.51%,
            1/26/98.........................     4,980,868
 5,000,000  Gannett Co., Inc., 5.55%,
            1/7/98..........................     4,995,375
 5,000,000  General Electric Capital Corp.,
            5.59%, 1/12/98..................     4,991,460

PRINCIPAL                                      AMORTIZED
  AMOUNT                                          COST
---------                                      ---------
COMMERCIAL PAPER (CONTINUED)
$5,000,000  General Electric Capital Corp.,
            5.68%, 2/11/98..................  $  4,967,656
 5,000,000  General Electric Capital Corp.,
            5.72%, 3/16/98..................     4,941,211
 5,000,000  General Electric Capital Corp.,
            5.50%, 6/15/98..................     4,873,958
 5,000,000  General Motors Acceptance Corp.,
            5.57%, 1/12/98..................     4,991,490
 5,000,000  General Motors Acceptance Corp.,
            5.74%, 4/15/98..................     4,917,089
 5,000,000  General Motors Acceptance Corp.,
            5.60%, 4/20/98..................     4,915,222
 4,000,000  GTE Corp., 5.98%, 1/8/98........     3,995,349
 5,000,000  GTE Corp., 6.20%, 1/16/98.......     4,987,083
 5,000,000  HJ Heinz Co., 5.70%, 1/6/98.....     4,996,042
 5,000,000  HJ Heinz Co., 5.75%, 2/17/98....     4,962,465
 5,000,000  Michigan Consolidated Gas Co.,
            5.58%, 1/20/98..................     4,985,275
 5,000,000  Michigan Consolidated Gas Co.,
            5.58%, 2/3/98...................     4,974,425
 5,000,000  Michigan Consolidated Gas Co.,
            5.68%, 2/17/98..................     4,962,922
 5,000,000  Michigan Consolidated Gas Co.,
            5.56%, 2/27/98..................     4,955,983
 5,000,000  National Australia Bank, Ltd.,
            5.55%, 1/9/98...................     4,993,833
 5,000,000  Schering-Plough Corp., 5.70%,
            3/17/98.........................     4,940,625
 6,900,000  Sony Capital Corp., 5.75%,
            1/7/98(c).......................     6,893,388
 5,500,000  Sony Capital Corp., 5.95%,
            2/24/98(c)......................     5,450,913
 5,000,000  Southern New England
            Telecommunications, 5.87%,
            1/20/98.........................     4,984,510
 5,000,000  Toyota Motor Credit Corp.,
            5.75%, 2/20/98..................     4,960,069
 5,000,000  Toyota Motor Credit Corp.,
            5.70%, 2/27/98..................     4,954,875
 5,000,000  Toyota Motor Credit Corp.,
            5.71%, 3/26/98..................     4,933,383
                                              ------------
            TOTAL COMMERCIAL PAPER       ...   200,831,360
                                              ------------
            (Amortized Cost $200,831,360)
DEMAND NOTES -- 19.4%
 6,000,000  American Healthcare Funding
            L.L.C., 5.80%*, 1/8/98 (LOC:
            LaSalle National Bank)..........     6,000,000
 4,000,000  American Mfg. Co., Inc., Series
            1997, 5.95%*, 1/8/98 (LOC:
            Mellon Bank)....................     4,000,000
 7,500,000  Arboretum Properties, L.L.C.,
            6.08%*, 1/7/98 (LOC: Michigan
            National Bank)..................     7,500,000
 2,500,000  Buckeye Corrugated, Inc.,
            6.08%*, 1/7/98 (LOC: Keybank)...     2,500,000

                                   Continued

                                 THE KENT FUNDS

                                    MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL                                      AMORTIZED
  AMOUNT                                          COST
---------                                      ---------
DEMAND NOTES (CONTINUED)
$5,915,000  FC Bellevue, Inc., 6.10%*,
            1/8/98 (LOC: National City Bank
            Cleveland, Ohio)................  $  5,915,000
 5,000,000  First Metro Title Co., 6.08%*,
            1/8/98 (LOC: Michigan National
            Bank)...........................     5,000,000
 4,790,000  Harry W. Albright, Jr.,
            6.10%*,1/8/98...................     4,790,000
 3,500,000  HWP Co., Ltd. Project, 6.10%*,
            1/8/98 (LOC: National City Bank
            Cleveland, Ohio)................     3,500,000
 4,730,000  Labelle Capital Funding L.L.C.,
            6.10%*, 1/8/98 (LOC: First of
            America Bank-Michigan)..........     4,730,000
 4,000,000  Macroe Properties, Inc., 6.10%*,
            1/8/98 (LOC: Huntington Bank)...     4,000,000
 8,700,000  Ordeal Properties L.L.C.,
            6.08%*, 1/7/98 (LOC: Keybank)...     8,700,000
 2,500,000  Patt's Enterprises L.L.C.,
            6.10%*, 1/8/98 (LOC: Huntington
            National Bank)..................     2,500,000
 5,000,000  PRA at Glenwood Hills Corporate,
            Centre Limited Liability Co.,
            6.05%*, 1/8/98 (LOC: First of
            America Bank-Michigan)..........     5,000,000
 8,530,000  PRD Finance L.L.C., 6.05%*,
            1/8/98 (LOC: First of America
            Bank-Michigan)..................     8,530,000
 3,000,000  Royal Town Center L.L.C.
            Project, 6.10%*, 1/8/98 (LOC:
            Comerica Bank)..................     3,000,000
 2,685,000  Rumpf Development Ltd., 6.08%*,
            1/7/98 (LOC: Keybank)...........     2,685,000
 5,000,000  Sheperd Capital L.L.C., 6.10%*,
            1/8/98 (LOC: Comerica Bank).....     5,000,000
 2,000,000  South Bend MAC, L.P., 6.10%*,
            1/7/98 (LOC: LaSalle National
            Bank)...........................     2,000,000
 1,075,000  The Economic Development Corp.
            of the County of Marquette,
            Pioneer Laboratories, Inc.
            Project, 6.10%*, 1/8/98 (LOC:
            NBD Bank).......................     1,075,000
 5,645,000  Zeigler Realty, L.L.C, 6.10%*,
            1/2/98 (LOC: First of America
            Bank-Michigan)..................     5,645,000
                                              ------------
            TOTAL DEMAND NOTES           ...    92,070,000
                                              ------------
            (Amortized Cost $92,070,000)
EURO CERTIFICATES OF DEPOSIT -- 3.2%
 5,000,000  Bayerische Landesbank, 5.77%,
            2/27/98.........................     4,999,729
 5,000,000  Rabobank Nederland, 5.58%,
            1/12/98.........................     4,999,970
 5,000,000  Societe Generale, 5.71%,
            4/3/98..........................     4,999,355
                                              ------------
            TOTAL EURO CERTIFICATES OF
            DEPOSIT ........................    14,999,054
                                              ------------
            (Amortized Cost $14,999,054)

PRINCIPAL                                      AMORTIZED
  AMOUNT                                          COST
---------                                      ---------
FUNDING AGREEMENTS -- $3.2%
$5,000,000  Allstate Financial Corp.,
            5.84%*, 1/2/98 (b)..............  $  5,000,000
 5,000,000  Allstate Financial Corp.,
            5.84%*, 1/2/98 (b)..............     5,000,000
 5,000,000  General American Life Insurance
            Co., 5.89%*, 1/2/98 (b).........     5,000,000
                                              ------------
            TOTAL FUNDING AGREEMENTS     ...    15,000,000
                                              ------------
            (Amortized Cost $15,000,000)
           MUNICIPAL BOND -- TAXABLE -- 1.1%
 5,200,000  City of Cloquet, Minnesota
            Taxable Industrial Bond, Series
            1996B, 5.80%*, 1/7/98 (LOC:
            Credit Suisse)..................     5,200,000
                                              ------------
            TOTAL MUNICIPAL
            BOND -- TAXABLE ................     5,200,000
                                              ------------
            (Amortized Cost $5,200,000)
YANKEE CERTIFICATES OF DEPOSIT -- 17.9%
 5,000,000  ABN Amro Bank, 5.83%, 1/9/98....     4,999,956
 5,000,000  ABN Amro Bank, 5.70%, 3/2/98....     4,999,993
 5,000,000  ABN Amro Bank, 5.82%, 7/17/98...     4,999,683
 5,000,000  Bank of Nova Scotia, 5.75%,
            2/12/98.........................     5,000,000
 5,000,000  Bankers Trust Co., 5.90%,
            8/10/98.........................     4,998,553
 5,000,000  Banque National De Paris, 5.78%,
            2/4/98..........................     4,999,197
 5,000,000  Banque National De Paris, 5.73%,
            3/9/98..........................     5,000,090
 5,000,000  Banque National De Paris, 5.96%,
            6/30/98.........................     5,001,738
 5,000,000  Barclays Bank PLC, 5.87%,
            3/9/98..........................     4,999,870
 5,000,000  Barclays Bank PLC, 5.93%,
            6/24/98.........................     5,001,370
 5,000,000  Canadian Imperial Bank of
            Commerce, 5.82%, 2/27/98........     4,998,082
 5,000,000  Commerzebank Group, 5.81%,
            3/4/98..........................     4,999,520
 5,000,000  National Westminster Bank,
            5.86%, 3/10/98..................     5,000,181
 5,000,000  Societe Generale, 5.81%,
            3/16/98.........................     5,000,092
 5,000,000  Societe Generale, 5.69%,
            3/19/98.........................     4,999,708
 5,000,000  Swiss Bank Corp., 5.75%,
            2/12/98.........................     5,000,058
 5,000,000  Swiss Bank Corp., 6.05%,
            5/22/98.........................     5,004,346
                                              ------------
            TOTAL YANKEE CERTIFICATES OF
            DEPOSIT                             85,002,437
                                              ------------
            (Amortized Cost $85,002,437)

                                   Continued

                                 THE KENT FUNDS

                                    MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

                                               AMORTIZED
  SHARES                                          COST
  ------                                       ---------
INVESTMENT COMPANIES -- 1.1%
 5,230,364  Dreyfus Cash Management Money
            Market..........................    $5,230,364
                                              ------------
            TOTAL INVESTMENT COMPANIES   ...     5,230,364
                                              ------------
            (Amortized Cost $5,230,364)
TOTAL INVESTMENTS -- 99.7%               ...   474,127,129
(Amortized Cost $474,127,129) (a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.3%   ....................     1,430,086
                                              ------------
TOTAL NET ASSETS -- 100.0%              ....  $475,557,215
                                              ============

---------------

(a) Cost for federal income tax and financial reporting purposes is the same.

(b) Illiquid security.

(c) Section 4(2) Commercial Paper.
    Security is subject to contractual or legal restrictions on its resale and is deemed liquid by guidelines established by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at December 31, 1997. Maturity date reflects next rate change date.

LOC Letter of Credit

                       See Notes to Financial Statements.

                                 THE KENT FUNDS

                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS -- 91.9%
            MICHIGAN -- 85.8%
$  605,000  Bay City Electric Revenue,
            5.00%, 1/1/98 (Insured by
            AMBAC)..........................  $    605,000
   440,000  Calhoun County, GO, 3.95%,
            7/1/98 (Insured by AMBAC).......       440,000
   675,000  Clinton Township Economic
            Development Corp., Pointe
            Village Square, 4.00%, 2/1/98**
            (LOC: First of America).........       675,000
 1,200,000  Dearborn Economic Development,
            Oakbrook Community, 3.70%*,
            1/7/98 (LOC: Mellon Bank).......     1,200,000
 1,100,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., Series C,
            5.10%*, 2/17/98 (LOC: Bank of
            Nova Scotia)....................     1,100,000
 2,840,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., 3.75%,
            1/22/98 (LOC: Union Bank of
            Switzerland)....................     2,840,000
 1,000,000  Detroit City School District,
            State Aid, 4.50%, 5/1/98........     1,001,912
 1,000,000  Detroit Water Revenue, 7.88%,
            7/1/19, Prerefunded 7/1/98 @
            102.............................     1,039,305
   680,000  Ecorse Public School District,
            3.90%, 5/1/98 (Insured by
            FGIC)...........................       680,000
   390,000  Farmington Hills Michigan
            Education, Marketing Displays,
            3.80%, 3/2/98** (LOC: Comerica
            Bank)...........................       390,000
 1,780,000  Genesse County Economic
            Development Corp., Grand Blanc
            Convention Center, 3.85%,
            5/1/98** (LOC: Citizens Banking
            Corp.)..........................     1,780,000
 2,500,000  Grand Rapids Water Supply,
            7.88%, 1/1/18, Prerefunded
            1/1/98 @ 102....................     2,550,000
 2,225,000  Leelanau County Economic
            Development Corp., American
            Mutual Insurance Co., 3.85%,
            6/15/98 (LOC: First of
            America)........................     2,225,000
   445,000  Livonia County Economic
            Development Corp., American
            Community Mutual Insurance Co.,
            3.85%, 5/15/98 ** (LOC: First of
            America)........................       445,000
 1,300,000  Marquette County Economic
            Development Corp., Pioneer Labs,
            Inc., (AMT), 4.15%*, 1/7/98,
            (LOC: NBD)......................     1,300,000

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$1,800,000  Meridian, Hannah Technology,
            4.05%*, 1/15/98 (LOC: Comerica
            Bank)...........................  $  1,800,000
 1,000,000  Michigan Municipal Bond
            Authority, 6.80%, 5/1/98
            (Insured by FGIC)...............     1,009,253
 5,570,000  Michigan Municipal Bond
            Authority, 4.75%, 5/1/98........     5,583,206
 2,500,000  Michigan Municipal Bond
            Authority, 4.50%, 7/2/98........     2,508,407
 1,670,000  Michigan Municipal Bond
            Authority, Revenue Note, Series
            1997C, 4.50%, 9/18/98...........     1,676,870
 3,000,000  Michigan State, 4.50%,
            9/30/98.........................     3,015,803
 9,000,000  Michigan State Building
            Authority, 3.75%, 3/2/98 (LOC:
            CIBC)...........................     8,999,999
 1,150,000  Michigan State Building
            Authority, 3.70%, 4/1/98........     1,150,000
 1,000,000  Michigan State Building
            Authority, 4.50%, 10/1/98.......     1,004,348
 2,045,000  Michigan State Building
            Authority, 4.50%, 10/15/98......     2,055,590
   595,000  Michigan State Hospital Finance
            Authority Revenue, Mercy Health
            Services, 5.00%, 8/15/98........       598,756
 3,450,000  Michigan State Housing
            Development Authority,
            Multifamily, Series A, 3.80%,
            1/28/98 (LOC: Credit Suisse)....     3,450,000
 1,000,000  Michigan State Housing
            Development Authority,
            Multifamily, Series A, 3.80%,
            2/24/98 (LOC: Credit Suisse)....     1,000,000
 3,600,000  Michigan State Housing
            Development Authority,
            Multifamily, Series A, 3.75%,
            2/24/98 (LOC: Credit Suisse)....     3,600,000
 3,300,000  Michigan State Job Development
            Authority, BASF Wyandotte,
            4.00%*, 1/7/98 (LOC: Credit
            Suisse).........................     3,300,000
   415,000  Michigan State Strategic Fund,
            3.90%, 3/1/98 (LOC: Michigan
            National Bank)..................       415,000
 4,000,000  Michigan State Strategic Fund,
            John A. Brewer, (AMT), 4.20%*,
            1/7/98 (LOC: NBD)...............     4,000,000
 3,100,000  Michigan State Strategic Fund,
            Rochester Gear Project, (AMT),
            3.95%*, 1/7/98 (LOC: Comerica
            Bank)...........................     3,100,000
 5,100,000  Michigan State Strategic Fund,
            Dow Chemical Co. Project, (AMT),
            5.00%*, 1/2/98..................     5,100,000

                                   Continued

                                 THE KENT FUNDS

                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$3,000,000  Michigan State Strategic Fund,
            Van Andel Research Project,
            4.15%*, 1/9/98 (LOC: Michigan
            National Bank)..................  $  3,000,000
 2,510,000  Michigan State Strategic Fund,
            Atmosphere Annealing, (AMT),
            4.15%*, 1/8/98 (LOC: First of
            America)........................     2,510,000
 1,160,000  Michigan State Strategic Fund,
            B.K. Hardwoods, (AMT), 4.35%*,
            1/2/98, (LOC: Huntington Bank)..     1,160,000
 4,500,000  Michigan State Strategic Fund,
            Banks Hardwoods, Inc., (AMT),
            4.25%*, 1/8/98 (LOC: Bank One)..     4,500,000
 1,000,000  Michigan State Strategic Fund,
            C-Tec Inc. Project, (AMT),
            4.30%*, 1/7/98 (LOC: SunTrust
            Bank)...........................     1,000,000
 2,500,000  Michigan State Strategic Fund,
            Delta Containers, Inc. Project,
            (AMT), 4.10%*, 1/7/98 (LOC:
            NBD)............................     2,500,000
 2,500,000  Michigan State Strategic Fund,
            Donnelly Corp., Series B, (AMT),
            4.00%, 4/1/98** (LOC: Dresdner
            Bank)...........................     2,500,000
 1,275,000  Michigan State Strategic Fund,
            Environmental Powder Co., (AMT),
            4.35%*, 1/8/98 (LOC: Michigan
            National Bank)..................     1,275,000
 1,500,000  Michigan State Strategic Fund,
            Gollin Block & Supply Co.,
            (AMT), 4.15%*, 1/7/98 (LOC:
            Northern Trust).................     1,499,985
 2,000,000  Michigan State Strategic Fund,
            I.V.C. Industrial Coatings,
            Inc., (AMT), 4.25%*, 1/8/98
            (LOC: Bank One).................     2,000,000
 1,700,000  Michigan State Strategic Fund,
            Industrial Development, Kinder
            Care, (AMT), 3.90%*, 1/7/98
            (LOC: Toronto Dominion).........     1,700,000
   205,000  Michigan State Strategic Fund,
            Kazoo, Inc. Project, (AMT),
            3.90%, 3/15/98 (LOC: First of
            America)........................       205,000
 3,155,000  Michigan State Strategic Fund,
            Kerkstra Precast Project, (AMT),
            4.35%*, 1/8/98 (LOC: Huntington
            Bank)...........................     3,155,000
   630,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Tawas Bay Associates Project,
            (AMT), 3.85%, 6/1/98 (LOC: First
            of America).....................       630,000

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$2,750,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Advanced Tooling, (AMT), 4.10%*,
            1/2/98 (LOC: Huntington Bank)...  $  2,750,000
 2,500,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Cincinnati Milacron, (AMT),
            4.40%*, 1/2/98 (LOC: PNC Bank)..     2,500,000
 1,000,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Dickinson Press, Inc. Project,
            (AMT), 4.35%*, 1/2/98 (LOC:
            Huntington Bank)................     1,000,000
 2,500,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Donnelly Corp., (AMT), 4.20%*,
            1/2/98 (LOC: Dresdner Bank).....     2,500,000
 2,000,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Eclipse Mold, (AMT), 4.10%*,
            1/7/98 (LOC: NBD)...............     2,000,000
 4,000,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, H.P.
            Pelzer, Inc. Project, (AMT),
            4.20%*, 1/2/98 (LOC: NBD).......     4,000,000
 4,800,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, JB
            Labs, Inc., Michigan HDA Rental
            Revenue, Series C, (AMT),
            4.35%*, 1/2/98 (LOC: Credit
            Suisse).........................     4,800,000
 5,500,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Karona, Inc., (AMT), 4.35%*,
            1/2/98 (LOC: First of
            America)........................     5,498,114
 2,430,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, Kay
            Screen Printing, (AMT), 4.15%*,
            1/2/98 (LOC: Comerica Bank).....     2,430,000
   365,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, Kay
            Screen Printing, (AMT), 4.15%*,
            1/8/98 (LOC: Comerica Bank).....       365,000
 3,025,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Midbrook Products, Inc. Project,
            (AMT), 4.35%*, 1/7/98 (LOC:
            Comerica Bank)..................     3,025,000
   715,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Patten Monument, (AMT), 4.35%*,
            1/2/98 (LOC: Huntington Bank)...       715,000
 1,800,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Pilot Industries, (AMT), 4.25%*,
            1/8/98 (LOC: NBD)...............     1,800,000

                                   Continued

                                 THE KENT FUNDS

                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$  980,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            Stephenson Land, (AMT), 4.35%*,
            1/2/98 (LOC: Comerica Bank).....  $    980,000
   500,000  Michigan State Strategic Fund,
            Limited Obligation Revenue, Tom
            Miller, Inc., (AMT), 4.30%*,
            1/2/98 (LOC: First Union).......       500,000
 4,595,000  Michigan State Strategic Fund,
            Limited Obligation Revenue,
            United Fixtures, (AMT), 4.15%*,
            1/2/98 (LOC: LaSalle National
            Bank)...........................     4,595,000
 1,000,000  Michigan State Strategic Fund,
            Limited Obligation Revenue.
            Autocam Corp., (AMT), 4.10%*,
            1/8/98 (LOC: Comerica Bank).....     1,000,000
   905,000  Michigan State Strategic Fund,
            Molmec, Inc. (AMT), 4.35%*,
            1/2/98 (LOC: Comerica Bank).....       905,000
 1,000,000  Michigan State Strategic Fund,
            NSF International Project,
            Series 1997B, 4.15%*, 1/7/98
            (LOC: First of America).........     1,000,000
 1,750,000  Michigan State Strategic Fund,
            Omni Technical Services, Inc.,
            (AMT), 4.35%*, 1/8/98 (LOC:
            First of America)...............     1,750,000
 2,865,000  Michigan State Strategic Fund,
            Ort Tool & Die Corp., (AMT),
            4.35%*, 1/8/98 (LOC: National
            City Bank)......................     2,865,000
   945,000  Michigan State Strategic Fund,
            Plascore, Inc., 4.35%*, 1/2/98,
            (LOC: Huntington Bank)..........       945,000
 5,000,000  Michigan State Strategic Fund,
            Solid Waste Disposal, Grayling
            Generating Project, (AMT),
            3.75%*, 1/7/98 (LOC: Barclays
            Bank)...........................     5,000,000
 2,200,000  Michigan State Strategic Fund,
            Sunrise Windows Ltd. Project,
            4.04%*, 1/7/98 (LOC: Keybank)...     2,200,000
 2,800,000  Michigan State Strategic Fund,
            Unidet Waste System, (AMT),
            3.80%*, 2/4/98, (LOC: Bank of
            America)........................     2,800,000
 1,400,000  Michigan State Strategic Fund,
            Waltec American Forgings, (AMT),
            4.20%*, 1/7/98 (LOC: NBD).......     1,400,000
 1,075,000  Michigan State Strategic Fund,
            Wright -- Technology, Inc.,
            Series 1997, 4.35%*, 1/8/98
            (LOC: First of America).........     1,075,000

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            MICHIGAN (CONTINUED)
$4,000,000  Midland County Economic
            Development Corp., Limited
            Obligation Revenue, Dow Chemical
            Project, Series A, (AMT), Series
            A, 5.10%*, 1/8/98...............  $  4,000,000
 3,000,000  Oakland County Economic
            Development Corp., Cranbrook
            Community, 4.15%*, 1/8/98 (LOC:
            SPA Comerica)...................     3,000,000
   675,000  Oakland County Economic
            Development Corp., Orchard Maple
            Project, 3.70%, 5/15/98** (LOC:
            First of America)...............       675,000
   310,000  Rochester Hills Economic
            Development Corp., BRG Assoc.,
            4.00%, 6/1/98** (LOC: Comerica
            Bank)...........................       310,000
   825,000  Saginaw Township School
            Refunding, QSBLF, 3.90%,
            12/1/98.........................       825,000
   955,000  St. Clair Shores, Michigan
            Education, Borman's, Inc.
            Project, 3.85%*, 4/15/98 (LOC:
            Huntington Bank)................       955,000
 1,800,000  University of Michigan Hospital
            Revenue, Series A, 5.10%*,
            1/2/98..........................     1,800,000
 4,200,000  University of Michigan Hospital
            Revenue, Series A, 5.10%*,
            1/2/98..........................     4,200,000
 1,205,000  Warren Economic Development
            Corp. (Cross Country Inn),
            3.75%, 6/1/98 (LOC: Huntington
            Bank)...........................     1,205,000
 1,855,000  Warren Economic Development
            Corp., CMX Corp. Project, 3.90%,
            3/15/98 (LOC: First of
            America)........................     1,855,000
   550,000  Warren Economic Development
            Corp., Limited Obligation
            Revenue, Elias Brothers, 4.00%,
            6/1/98 (LOC: Comerica Bank).....       550,000
 1,000,000  Waterford Township School
            District, QSBLF, 4.30%,
            6/1/98..........................     1,002,203
   910,000  Wayne County Airport, Detroit
            Airport, Series A, (AMT),
            3.75%*, 1/7/98 (LOC: Baerische
            Landesbank).....................       910,000
                                              ------------
                                               180,958,751
                                              ------------
            PUERTO RICO -- 6.1%
 2,500,000  Commonwealth of Puerto Rico, Tax
            & Revenue Anticipation Notes,
            Series A,, 4.50%, 7/30/98.......     2,510,585
 3,000,000  Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Abbott Labs Project, 3.75%,
            3/2/98..........................     3,000,000

                                   Continued

                                 THE KENT FUNDS

                                    MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
MUNICIPAL BONDS (CONTINUED)
            PUERTO RICO (CONTINUED)
$2,750,000  Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Reynolds Metals, 3.80%, 9/1/98**
            (LOC: ABN/Amro).................  $  2,750,000
 4,200,000  Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            4.00%, 12/1/98..................     4,200,000
   500,000  Puerto Rico Industrial Medical &
            Environmental Pollution Control,
            Facilities Financing Authority,
            Reynolds Metals, 3.80%*,
            9/1/98** (LOC: ABN/Amro)........       500,321
                                              ------------
                                                12,960,906
                                              ------------
            TOTAL MUNICIPAL BONDS...........   193,919,657
                                              ------------
            (Amortized Cost $193,919,657)
TAX FREE COMMERCIAL PAPER -- 7.5%
            MICHIGAN -- 7.5%
 1,100,000  Cornell Township Economic
            Development Corp., Industrial
            Development Revenue, Mead
            Escanaba Paper Co., 3.65%,
            2/26/98 (LOC: Credit Suisse)....     1,100,000
 1,000,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., 3.70%,
            1/22/98 (LOC: Union Bank of
            Switzerland)....................     1,000,000
 2,700,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., Series A,
            3.75%, 1/27/98 (LOC: Morgan
            Guaranty).......................     2,700,000
 1,500,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., Series A,
            3.70%, 2/2/98 (LOC: Morgan
            Guaranty).......................     1,500,000

SHARES OR
PRINCIPAL               SECURITY               AMORTIZED
  AMOUNT              DESCRIPTION                 COST
---------             -----------              ---------
TAX FREE COMMERCIAL PAPER (CONTINUED)
MICHIGAN (CONTINUED)
$1,500,000  Delta County Economic
            Development Corp., Environmental
            Improvement Revenue, Mead
            Escanaba Paper Co., Series A,
            3.75%, 2/2/98 (LOC: Morgan
            Guaranty).......................  $  1,500,000
 9,000,000  Michigan State Underground Tank
            Storage, 3.75%, 2/5/98 (LOC:
            CIBC)...........................     9,000,000
                                              ------------
            TOTAL TAX FREE COMMERCIAL
            PAPER...........................    16,800,000
                                              ------------
            (Amortized Cost $16,800,000)
INVESTMENT COMPANIES -- 0.2%
    50,956  Dreyfus Tax Exempt Money
            Market..........................        50,956
   455,877  Federated Tax Exempt Money
            Market..........................       455,877
                                              ------------
            TOTAL INVESTMENT COMPANIES......       506,833
                                              ------------
            (Amortized Cost $506,833)
TOTAL INVESTMENTS -- 99.6%..................   211,226,490
(Amortized Cost $211,226,490)(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.4%.......................       744,703
                                              ------------
TOTAL NET ASSETS -- 100.0%                    $211,971,193
                                              ============

---------------

(a) Cost for federal income tax and financial reporting purposes is the same.

 * Variable rate security. Rate presented represents rate in effect at December 31, 1997. Maturity date reflects next rate change date.

** Putable security. Maturity date reflects next put date.

AMBAC  AMBAC Indemnity Corp.
AMT     Alternative Minimum Tax Paper
FGIC     Financial Guaranty Insurance Corp.
GO      General Obligation
LOC     Letter of Credit
QSBLF   Qualified School Bond Loan Fund

                       See Notes to Financial Statements.

                      THE KENT FUND
                                    GOVERNMENT MONEY MARKET FUND
                                    PORTFOLIO OF INVESTMENTS
                                    DECEMBER 31, 1997

PRINCIPAL               SECURITY                AMORTIZED
  AMOUNT               DESCRIPTION                COST
---------              -----------              ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 98.9%
            FEDERAL FARM CREDIT BANK -- 12.6%
$5,000,000  5.65%, 2/2/98....................  $ 5,000,000
 5,000,000  5.52%, 3/18/98...................    4,941,733
 2,000,000  5.54%, 4/27/98...................    1,964,298
                                               -----------
                                                11,906,031
                                               -----------
            FEDERAL HOME LOAN BANK -- 24.8%
 3,000,000  5.36%, 1/2/98....................    2,999,553
 1,300,000  5.50%, 1/9/98....................    1,298,411
 1,008,000  5.62%, 1/20/98...................    1,005,010
 5,000,000  5.59%, 1/21/98...................    4,984,472
 1,602,000  5.50%, 1/27/98...................    1,595,637
 6,700,000  5.43%, 1/30/98...................    6,670,672
 5,000,000  5.43%, 3/18/98...................    4,942,683
                                               -----------
                                                23,496,438
                                               -----------
            FEDERAL HOME LOAN MORTGAGE CORP -- 35.8%
 5,000,000  5.47%, 1/7/97....................    4,995,442
 5,000,000  5.60%, 1/9/98....................    4,993,783
 3,990,000  5.63%, 1/14/98...................    3,981,878
 4,000,000  5.69%, 1/22/98...................    3,986,723
 6,000,000  5.55%, 1/23/98...................    5,979,486
 5,000,000  5.65%, 3/6/98....................    4,949,778
 1,000,000  5.42%, 3/26/98...................      987,353
 4,000,000  5.69%, 8/21/98...................    3,997,535
                                               -----------
                                                33,871,978
                                               -----------
            FEDERAL NATIONAL MORTGAGE ASSOC. -- 25.7%
 3,000,000  5.43%, 1/9/98....................    2,996,380
 2,000,000  5.49%, 1/21/98...................    1,993,900
 2,125,000  5.63%, 2/2/98....................    2,114,366
 2,000,000  5.47%, 2/5/98....................    1,989,364
 2,000,000  5.58%, 3/5/98....................    1,980,470
 2,360,000  5.42%, 3/23/98...................    2,331,220
 5,000,000  5.79%, 3/25/98...................    5,000,914

 SHARES OR
 PRINCIPAL              SECURITY               AMORTIZED
  AMOUNT               DESCRIPTION                COST
 ---------             -----------             ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS   (CONTINUED)
             FEDERAL NATIONAL MORTGAGE ASSOC. (CONTINUED)
$ 1,985,000  5.42%, 3/30/98.................  $  1,958,701
  4,000,000  5.91%*, 1/6/98.................     4,000,000
                                              ------------
                                                24,365,315
                                              ------------
             TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS....................    93,639,762
                                              ------------
             (Amortized Cost $93,639,762)
INVESTMENT COMPANIES -- 1.3%
    705,378  Dreyfus Cash Management Money
             Market.........................       705,378
    498,216  Federated Government
             Obligations Money Market.......       498,216
                                              ------------
             TOTAL INVESTMENT COMPANIES.....     1,203,594
                                              ------------
             (Amortized Cost $1,203,594)
TOTAL INVESTMENTS -- 100.2%.................    94,843,356
(Amortized Cost $94,843,356)(a)
LIABILITIES IN EXCESS OF OTHER
ASSETS -- (0.2)%............................      (216,895)
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $ 94,626,461
                                              ============

---------------

(a) Cost for federal income tax and financial reporting purposes is the same.
* Variable rate security. Rate presented represents rate in effect at December 31, 1997. Maturity date reflects next rate change date.

                       See Notes to Financial Statements.

                                 THE KENT FUNDS

                                    STATEMENTS OF ASSETS AND LIABILITIES
                                    DECEMBER 31, 1997

                                                              GROWTH AND    SMALL COMPANY   INTERNATIONAL      INDEX
                                                             INCOME FUND     GROWTH FUND     GROWTH FUND    EQUITY FUND
                                                             ------------   -------------   -------------   ------------
ASSETS:
  Investments:
    Investments at cost....................................  $622,545,953   $554,217,563    $431,328,252    $434,589,423
    Net unrealized appreciation (depreciation).............   109,847,171    187,800,124      67,214,952     182,553,075
                                                             ------------   ------------    ------------    ------------
    Total investments at value.............................   732,393,124    742,017,687     498,543,204     617,142,498
  Foreign currency at value (cost $334,607)................            --             --         333,053              --
  Receivable for investments sold..........................    12,588,542     10,378,556       2,734,447         394,786
  Receivable for capital shares issued.....................       171,358         42,646           1,000         149,471
  Interest and dividends receivable........................     1,260,449        630,273         673,254         833,927
  Tax reclaim receivable...................................            --             --         422,188              --
  Net receivable for open foreign currency contracts.......            --             --          24,250              --
  Net receivable for variation margin on futures
    contracts..............................................            --             --              --             430
  Prepaid expenses.........................................           242            176           1,631             131
                                                             ------------   ------------    ------------    ------------
    Total Assets...........................................   746,413,715    753,069,338     502,733,027     618,521,243
                                                             ------------   ------------    ------------    ------------
LIABILITIES:
  Payable for investments purchased........................    12,970,762     10,103,824         133,042         259,042
  Payable for capital shares redeemed......................        10,519             --             811           9,152
  Withholding taxes payable................................            --             --          64,382              --
  Net payable for variation margin on futures contracts....         2,890         26,448              --              --
  Cash overdraft...........................................            --         40,107              --              --
  Payable to adviser.......................................        27,928         28,137          20,531           8,391
  Payable to administrator.................................         7,254          7,308           4,977           4,089
  Payable to transfer agent................................        13,515         12,453           9,439           1,223
  Payable to distributor (Investment Shares)...............         7,182          4,636           2,057           5,684
  Payable to custodian.....................................         1,986          9,589          77,910          13,889
  Payable to auditor.......................................        14,877         14,688           9,206          11,549
  Payable to legal counsel.................................         4,937          4,962           2,989           3,616
  Registration & filing fees payable.......................        12,286          5,574           6,752          21,818
  Printing fees payable....................................        11,802         13,173           8,735           9,659
  Accrued expenses and other liabilities...................        12,143         16,751          13,487           9,605
                                                             ------------   ------------    ------------    ------------
    Total Liabilities......................................    13,098,081     10,287,650         354,318         357,717
                                                             ------------   ------------    ------------    ------------
NET ASSETS.................................................  $733,315,634   $742,781,688    $502,378,709    $618,163,526
                                                             ============   ============    ============    ============
NET ASSETS CONSIST OF:
  Paid-in capital..........................................  $567,102,155   $516,979,693    $437,400,010    $436,155,073
  Accumulated undistributed (distributions in excess of)
    net investment income..................................        50,009         (6,180)     (2,157,265)         (4,723)
  Accumulated undistributed net realized gains (losses) on
    investments, foreign currency and futures contracts
    sold...................................................    56,041,229     37,737,966         (58,580)       (666,108)
  Net unrealized appreciation (depreciation) of
    investments, foreign currency, forward foreign currency
    exchange contracts and futures contracts...............   110,122,241    188,070,209      67,194,544     182,679,284
                                                             ------------   ------------    ------------    ------------
TOTAL NET ASSETS...........................................  $733,315,634   $742,781,688    $502,378,709    $618,163,526
                                                             ============   ============    ============    ============
INSTITUTIONAL SHARES:
  Net Assets...............................................  $697,972,970   $719,997,908    $492,598,359    $590,241,426
  Shares Outstanding.......................................    44,881,954     39,149,106      33,089,656      30,834,874
  Net Asset Value, offering and redemption price per
    share..................................................  $      15.55   $      18.39    $      14.89    $      19.14
                                                             ============   ============    ============    ============
INVESTMENT SHARES:
  Net Assets...............................................  $ 35,342,664   $ 22,783,780    $  9,780,350    $ 27,922,100
  Shares Outstanding.......................................     2,289,511      1,243,018         661,385       1,458,041
  Net Asset Value, offering and redemption price per
    share..................................................  $      15.44   $      18.33    $      14.79    $      19.15
                                                             ============   ============    ============    ============

                       See Notes to Financial Statements

                                 THE KENT FUNDS

                                    STATEMENTS OF ASSETS AND LIABILITIES
                                    DECEMBER 31, 1997

                                                               SHORT TERM     INTERMEDIATE
                                                               BOND FUND       BOND FUND      INCOME FUND
                                                              ------------    ------------    ------------
ASSETS:
  Investments:
    Investments at cost.....................................  $143,861,713    $746,770,016    $224,424,903
    Net unrealized appreciation (depreciation)..............       787,112       9,857,337       7,334,542
                                                              ------------    ------------    ------------
    Total investments at value..............................   144,648,825     756,627,353     231,759,445
  Cash......................................................         9,698          65,084          49,843
  Receivable for capital shares issued......................        38,388          42,400         113,566
  Interest and dividends receivable.........................     2,507,001      13,123,115       3,520,427
  Prepaid expenses..........................................           568             216           1,919
                                                              ------------    ------------    ------------
    Total Assets............................................   147,204,480     769,858,168     235,445,200
                                                              ------------    ------------    ------------
LIABILITIES:
  Payable for investments purchased.........................         4,729          37,064          20,922
  Payable for capital shares redeemed.......................         4,500           5,000           3,100
  Payable to adviser........................................         4,016          23,142           7,720
  Payable to administrator..................................         1,460           7,650           2,339
  Payable to transfer agent.................................         4,130          18,599           3,014
  Payable to distributor (Investment Shares)................           920           1,471           1,108
  Payable to custodian......................................           399             703             348
  Payable to auditor........................................         1,228          13,999           3,361
  Payable to legal counsel..................................         1,150           5,458           1,909
  Registration & filing fees payable........................            --           8,142              25
  Printing fees payable.....................................         5,854          12,327           8,571
  Accrued expenses and other liabilities....................         4,430          13,112           4,478
                                                              ------------    ------------    ------------
    Total Liabilities.......................................        32,816         146,667          56,895
                                                              ------------    ------------    ------------
NET ASSETS..................................................  $147,171,664    $769,711,501    $235,388,305
                                                              ============    ============    ============
NET ASSETS CONSIST OF:
  Paid-in capital...........................................  $153,081,385    $770,245,558    $227,743,701
  Accumulated undistributed (distributions in excess of) net
    investment income.......................................         3,131          39,097          13,070
  Accumulated undistributed net realized gains (losses) on
    investments sold........................................    (6,699,964)    (10,430,491)        296,992
  Net unrealized appreciation (depreciation) of
    investments.............................................       787,112       9,857,337       7,334,542
                                                              ------------    ------------    ------------
TOTAL NET ASSETS............................................  $147,171,664    $769,711,501    $235,388,305
                                                              ============    ============    ============
INSTITUTIONAL SHARES:
  Net Assets................................................  $139,739,111    $762,739,586    $229,777,500
  Shares Outstanding........................................    14,338,849      77,010,336      22,313,511
  Net Asset Value, offering and redemption price per
    share...................................................  $       9.75    $       9.90    $      10.30
                                                              ============    ============    ============
INVESTMENT SHARES:
  Net Assets................................................  $  7,432,553    $  6,971,915    $  5,610,805
  Shares Outstanding........................................       763,364         702,443         545,475
  Net Asset Value, offering and redemption price per
    share...................................................  $       9.74    $       9.93    $      10.29
                                                              ============    ============    ============

                       See Notes to Financial Statements

                                 THE KENT FUNDS

                                    STATEMENTS OF ASSETS AND LIABILITIES
                                    DECEMBER 31, 1997

                                                                                                               MICHIGAN
                                                              LIMITED TERM    INTERMEDIATE      TAX-FREE      MUNICIPAL
                                                              TAX-FREE FUND   TAX-FREE FUND   INCOME FUND     BOND FUND
                                                              -------------   -------------   ------------   ------------
ASSETS:
  Investments:
    Investments at cost.....................................   $35,258,239    $258,732,405    $109,343,734   $111,336,719
    Net unrealized appreciation (depreciation)..............       733,284      16,097,428       7,357,837      3,342,223
                                                               -----------    ------------    ------------   ------------
    Total investments at value..............................    35,991,523     274,829,833     116,701,571    114,678,942
  Interest and dividends receivable.........................       522,947       4,400,489       1,680,842      1,504,817
  Unamortized organizational costs..........................            --              --           2,548             --
  Prepaid expenses..........................................            16           2,996           1,540             20
                                                               -----------    ------------    ------------   ------------
    Total Assets............................................    36,514,486     279,233,318     118,386,501    116,183,779
                                                               -----------    ------------    ------------   ------------

LIABILITIES:
  Payable for capital shares redeemed.......................         8,000           4,000              --             --
  Payable to adviser........................................           905           7,655           3,566          2,867
  Payable to administrator..................................           366           2,784           1,179          1,158
  Fund accounting fees payable..............................         1,034           4,195           2,142          2,626
  Payable to transfer agent.................................         2,415           3,132           2,639          3,470
  Payable to distributor (Investment Shares)................            61             743             354            540
  Payable to custodian......................................           410           1,075           2,473            788
  Payable to auditor........................................         1,826           3,561           1,761          1,109
  Payable to legal counsel..................................           260           2,245             885            840
  Registration & filing fees payable........................           473          15,700           3,401          6,209
  Printing fees payable.....................................           795              --           1,054          2,358
  Accrued expenses and other liabilities....................           371          12,476           2,888         13,515
                                                               -----------    ------------    ------------   ------------
    Total Liabilities.......................................        16,916          57,566          22,342         35,480
                                                               -----------    ------------    ------------   ------------

NET ASSETS..................................................   $36,497,570    $279,175,752    $118,364,159   $116,148,299
                                                               ===========    ============    ============   ============

NET ASSETS CONSIST OF:
  Paid-in capital...........................................   $35,758,635    $263,066,394    $110,915,251   $112,834,960
  Accumulated undistributed (distributions in excess of) net
    investment income.......................................         3,510          30,476          (1,369)        40,046
  Accumulated undistributed net realized gains (losses) on
    investments sold........................................         2,141         (18,546)         92,440        (68,930)
  Net unrealized appreciation (depreciation) of
    investments.............................................       733,284      16,097,428       7,357,837      3,342,223
                                                               -----------    ------------    ------------   ------------
TOTAL NET ASSETS............................................   $36,497,570    $279,175,752    $118,364,159   $116,148,299
                                                               ===========    ============    ============   ============

INSTITUTIONAL SHARES:
  Net Assets................................................   $36,023,151    $275,641,260    $116,652,429   $111,735,337
  Shares Outstanding........................................     3,534,456      25,809,044      10,954,275     10,944,576
  Net Asset Value, offering and redemption price per
    share...................................................   $     10.19    $      10.68    $      10.65   $      10.21
                                                               ===========    ============    ============   ============

INVESTMENT SHARES:
  Net Assets................................................   $   474,419    $  3,534,492    $  1,711,730   $  4,412,962
  Shares Outstanding........................................        46,374         330,953         160,364        432,714
  Net Asset Value, offering and redemption price per
    share...................................................   $     10.23    $      10.68    $      10.67   $      10.20
                                                               ===========    ============    ============   ============

                       See Notes to Financial Statements

                                 THE KENT FUNDS

                                    STATEMENTS OF ASSETS AND LIABILITIES
                                    DECEMBER 31, 1997

                                                                                MICHIGAN
                                                                               MUNICIPAL       GOVERNMENT
                                                              MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                  FUND            FUND            FUND
                                                              ------------    ------------    ------------
ASSETS:
  Investments:
    Investments in securities at amortized cost.............  $474,127,129    $211,226,490    $94,843,356
                                                              ------------    ------------    -----------
    Total investments at amortized cost.....................  474,127,129     211,226,490      94,843,356
  Interest and dividends receivable.........................    3,884,471       1,400,326         267,814
  Prepaid expenses..........................................        6,680             218           4,836
                                                              ------------    ------------    -----------
    Total Assets............................................  478,018,280     212,627,034      95,116,006
                                                              ------------    ------------    -----------

LIABILITIES:
  Dividends payable.........................................    2,341,377         629,509         474,933
  Cash overdraft............................................       77,988              --              --
  Payable to adviser........................................       10,508           4,690           1,039
  Payable to administrator..................................        2,984           1,219             559
  Payable to transfer agent.................................        4,240           2,643             665
  Payable to custodian......................................        3,554           5,058              --
  Payable to auditor........................................        8,766           3,546           2,018
  Payable to legal counsel..................................        3,740           1,552             744
  Accrued expenses and other liabilities....................        7,908           7,624           9,587
                                                              ------------    ------------    -----------
    Total Liabilities.......................................    2,461,065         655,841         489,545
                                                              ------------    ------------    -----------
NET ASSETS..................................................  $475,557,215    $211,971,193    $94,626,461
                                                              ============    ============    ===========

NET ASSETS CONSIST OF:
  Paid-in capital...........................................  $475,546,186    $211,982,881    $94,624,247
  Accumulated undistributed (distributions in excess of) net
    investment income.......................................       13,072             781           2,214
  Accumulated undistributed net realized gains (losses) on
    investments sold........................................       (2,043)        (12,469)             --
                                                              ------------    ------------    -----------
TOTAL NET ASSETS............................................  $475,557,215    $211,971,193    $94,626,461
                                                              ============    ============    ===========

INSTITUTIONAL SHARES:
  Net Assets................................................  $474,377,775    $211,682,179    $94,624,448
  Shares Outstanding........................................  474,371,951     211,671,569      94,624,444
  Net Asset Value, offering and redemption price per
    share...................................................  $      1.00     $      1.00     $      1.00
                                                              ============    ============    ===========

INVESTMENT SHARES:
  Net Assets................................................  $ 1,179,440     $   289,014     $     2,013
  Shares Outstanding........................................    1,179,430         288,995           2,013
  Net Asset Value, offering and redemption price per
    share...................................................  $      1.00     $      1.00     $      1.00
                                                              ============    ============    ===========

                       See Notes to Financial Statements.

                     The Kent       STATEMENTS OF OPERATIONS
                     Funds          FOR THE YEAR ENDED DECEMBER 31, 1997

                                                          GROWTH AND     SMALL COMPANY    INTERNATIONAL       INDEX
                                                         INCOME FUND      GROWTH FUND      GROWTH FUND     EQUITY FUND
                                                         ------------    -------------    -------------    ------------
INVESTMENT INCOME:
  Dividends..........................................    $ 16,501,498    $  7,646,361      $ 9,365,340     $  7,982,276
  Interest...........................................           2,433          32,327          520,830           18,020
  Less: Net foreign taxes withheld...................         (40,067)         (4,583)      (1,172,538)         (27,698)
                                                         ------------    ------------      -----------     ------------
    Total Investment Income..........................      16,463,864       7,674,105        8,713,632        7,972,598
                                                         ------------    ------------      -----------     ------------
EXPENSES:
  Investment advisory fees...........................       4,568,032       4,597,213        3,529,317        1,278,392
  Administration fees................................       1,169,235       1,176,682          842,845          766,851
  Fund accounting and custodian fees.................         107,230         146,571          420,287          119,844
  Audit fees.........................................          19,428          21,465           14,181           15,661
  Legal fees.........................................          10,892          10,410            9,514            6,955
  Transfer agent fees................................         141,594         155,246          137,303          106,843
  Trustees' fees and expenses........................          11,333          11,347            8,761            8,289
  Distribution fees (Investment Shares)..............          59,946          45,018           23,388           45,030
  Printing expenses..................................           3,402          15,401           20,896            3,555
  Registration fees..................................          32,886          21,741           30,478            5,921
  Other expenses.....................................           1,776           2,204            4,137              331
                                                         ------------    ------------      -----------     ------------
    Total expenses before waivers....................       6,125,754       6,203,298        5,041,107        2,357,672
    Less: waivers....................................         (77,411)        (77,831)         (56,062)        (485,961)
                                                         ------------    ------------      -----------     ------------
    Net Expenses.....................................       6,048,343       6,125,467        4,985,045        1,871,711
                                                         ------------    ------------      -----------     ------------
NET INVESTMENT INCOME................................      10,415,521       1,548,638        3,728,587        6,100,887
                                                         ------------    ------------      -----------     ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized gains (losses) on investments, foreign
    currency, and foreign currency contracts.........     111,932,563      78,087,896        2,742,836        1,138,162
  Net realized gains (losses) on futures contracts...         (61,005)        524,810               --        1,370,043
  Net change in unrealized appreciation/depreciation
    of futures contracts.............................         275,070         227,785               --          120,014
  Net change in unrealized appreciation/depreciation
    of investments, foreign currency, and foreign
    currency contracts...............................      15,661,888      81,347,122        4,769,670       98,353,714
                                                         ------------    ------------      -----------     ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS........................................     127,808,516     160,187,613        7,512,506      100,981,933
                                                         ------------    ------------      -----------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................    $138,224,037    $161,736,251      $11,241,093     $107,082,820
                                                         ============    ============      ===========     ============

                       See Notes to Financial Statements

                     The Kent       STATEMENTS OF OPERATIONS
                     Funds          FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                SHORT TERM     INTERMEDIATE
                                                                 BOND FUND      BOND FUND      INCOME FUND
                                                                ----------     ------------    -----------
INVESTMENT INCOME:
  Interest..................................................    $11,152,170    $51,050,679     $18,158,378
  Dividends.................................................        418,796      1,514,383         382,540
                                                                -----------    -----------     -----------
    Total Investment Income.................................     11,570,966     52,565,062      18,540,918
                                                                -----------    -----------     -----------
EXPENSES:
  Investment advisory fees..................................        857,575      4,262,333       1,489,950
  Administration fees.......................................        306,274      1,386,330         444,179
  Fund accounting and custodian fees........................         26,634        116,074          39,981
  Audit fees................................................         10,509         25,302          10,856
  Legal fees................................................          1,542         10,722           3,892
  Transfer agent fees.......................................         45,140         81,993          49,488
  Trustees' fees and expenses...............................          2,348          9,884           3,830
  Distribution fees (Investment Shares).....................          9,174         17,259           8,849
  Amortization of organization costs........................             --             --           6,024
  Printing expenses.........................................          2,389          9,109           2,190
  Registration fees.........................................          7,759         18,896          10,328
  Other expenses............................................             37            446           2,793
                                                                -----------    -----------     -----------
    Total expenses before waivers...........................      1,269,381      5,938,348       2,072,360
    Less: waivers...........................................        (24,820)       (93,254)        (29,904)
                                                                -----------    -----------     -----------
    Net Expenses............................................      1,244,561      5,845,094       2,042,456
                                                                -----------    -----------     -----------
NET INVESTMENT INCOME.......................................     10,326,405     46,719,968      16,498,462
                                                                -----------    -----------     -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investments sold...........     (1,502,731)    (3,309,390)      3,441,169
  Net change in unrealized appreciation/depreciation of
    investments.............................................      1,638,919     15,305,110       5,214,704
                                                                -----------    -----------     -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS...        136,188     11,995,720       8,655,873
                                                                -----------    -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $10,462,593    $58,715,688     $25,154,335
                                                                ===========    ===========     ===========

                       See Notes to Financial Statements

                     The Kent       STATEMENTS OF OPERATIONS
                     Funds          FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                                             MICHIGAN
                                                           LIMITED TERM     INTERMEDIATE      TAX-FREE      MUNICIPAL
                                                           TAX-FREE FUND    TAX-FREE FUND    INCOME FUND    BOND FUND
                                                           -------------    -------------    -----------    ----------
INVESTMENT INCOME:
  Interest.............................................     $1,696,028       $14,164,975     $5,900,518     $5,830,519
  Dividends............................................         25,281           154,379         79,656         75,421
                                                            ----------       -----------     ----------     ----------
    Total Investment Income............................      1,721,309        14,319,354      5,980,174      5,905,940
                                                            ----------       -----------     ----------     ----------
EXPENSES:
  Investment advisory fees.............................        167,800         1,424,578        642,997        563,275
  Administration fees..................................         66,670           509,532        209,139        223,672
  Distribution fees (Investment Shares)................            773             8,298          2,621          7,499
  Fund accounting and custodian fees...................          7,938            56,335         25,517         28,492
  Audit fees...........................................          5,045            15,742          7,146          9,059
  Legal fees...........................................            449             4,311          1,785          3,184
  Transfer agent fees..................................         37,236            40,987         39,201         37,521
  Trustees' fees and expenses..........................             --             4,365            525          1,814
  Amortization of organization costs...................             --                --          1,668             --
  Printing expenses....................................             --            13,464          7,177          6,906
  Registration fees....................................          1,147             6,876          4,558             27
  Other expenses.......................................             --               222          1,512            513
                                                            ----------       -----------     ----------     ----------
    Total expenses before waivers......................        287,058         2,084,710        943,846        881,962
    Less: waivers......................................         (4,821)          (34,406)       (14,069)       (18,246)
                                                            ----------       -----------     ----------     ----------
    Net Expenses.......................................        282,237         2,050,304        929,777        863,716
                                                            ----------       -----------     ----------     ----------
NET INVESTMENT INCOME..................................      1,439,072        12,269,050      5,050,397      5,042,224
                                                            ----------       -----------     ----------     ----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
  Net realized gains (losses) on investments sold......        159,864           691,582        376,069         49,676
  Net change in unrealized appreciation/depreciation of
    investments........................................        136,663         6,286,893      4,279,292      1,602,539
                                                            ----------       -----------     ----------     ----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS..........................................        296,527         6,978,475      4,655,361      1,652,215
                                                            ----------       -----------     ----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...     $1,735,599       $19,247,525     $9,705,758     $6,694,439
                                                            ==========       ===========     ==========     ==========

                       See Notes to Financial Statements

                     The Kent       STATEMENTS OF OPERATIONS
                     Funds          FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                  MICHIGAN
                                                                                 MUNICIPAL       GOVERNMENT
                                                                MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                    FUND            FUND          FUND(1)
                                                                ------------    ------------    ------------
INVESTMENT INCOME:
  Interest..................................................    $28,553,830      $7,265,643      $2,957,599
  Dividends.................................................        909,527         138,215         193,020
                                                                -----------      ----------      ----------
    Total Investment Income.................................     29,463,357       7,403,858       3,150,619
                                                                -----------      ----------      ----------
EXPENSES:
  Investment advisory fees..................................      2,092,414         781,668         226,041
  Administration fees.......................................        936,013         349,391         103,600
  Fund accounting and custodian fees........................         82,972          34,928          13,744
  Audit fees................................................         17,337           7,568           3,348
  Legal fees................................................          8,442           2,074             927
  Transfer agent fees.......................................         55,039          39,410          16,905
  Trustees' fees and expenses...............................          8,347           3,207           1,418
  Amortization of organization costs........................             --              --           4,275
  Printing expenses.........................................          9,267           2,834           3,172
  Registration fees.........................................         21,889             640          12,939
  Other expenses............................................            132              --             673
                                                                -----------      ----------      ----------
    Total expenses before waivers...........................      3,231,852       1,221,720         387,042
    Less: waivers...........................................       (509,838)       (199,790)       (189,098)
                                                                -----------      ----------      ----------
    Net Expenses............................................      2,722,014       1,021,930         197,944
                                                                -----------      ----------      ----------
NET INVESTMENT INCOME.......................................     26,741,343       6,381,928       2,952,675
                                                                -----------      ----------      ----------

NET REALIZED GAINS (LOSSES) ON INVESTMENT...................         (1,165)        (12,469)              4
                                                                -----------      ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $26,740,178      $6,369,459      $2,952,679
                                                                ===========      ==========      ==========

---------------

(1) For the period from June 2, 1997 (commencement of operations) through December 31, 1997.

                       See Notes to Financial Statements.

                     The Kent
                     Funds          STATEMENTS OF CHANGES IN NET ASSETS

                                                              GROWTH AND INCOME FUND          SMALL COMPANY GROWTH FUND
                                                           -----------------------------    -----------------------------
                                                            YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                           DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                               1997            1996             1997            1996
                                                           -----------------------------    -----------------------------
NET ASSETS AT BEGINNING OF PERIOD........................  $515,920,253    $412,450,592     $558,516,596    $ 461,027,443
                                                           ------------    ------------     ------------    -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income..................................    10,415,521       9,952,979        1,548,638        3,966,391
  Net realized gains (losses) on investments, foreign
    currency, and foreign currency contracts.............   111,932,563      39,233,025       78,087,896       32,298,684
  Net realized gains (losses) on futures contracts.......       (61,005)      2,415,000          524,810        3,527,985
  Net change in unrealized appreciation/depreciation of
    futures contracts....................................       275,070              --          227,785           87,425
  Net change in unrealized appreciation/depreciation of
    investments, foreign currency, and foreign currency
    contracts............................................    15,661,888      30,902,403       81,347,122       53,847,793
                                                           ------------    ------------     ------------    -------------
  Net increase in net assets resulting from operations...   138,224,037      82,503,407      161,736,251       93,728,278
                                                           ------------    ------------     ------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income..................................   (10,051,899)     (9,772,575)      (1,572,242)      (3,891,501)
  In excess of net investment income.....................            --              --         (570,748)              --
  Net realized gains on investments......................   (58,514,755)    (49,510,778)     (52,695,021)     (24,783,337)
  In excess of net realized gains........................            --              --               --               --
                                                           ------------    ------------     ------------    -------------
    Total dividends and distributions -- Institutional
      Shares.............................................   (68,566,654)    (59,283,353)     (54,838,011)     (28,674,838)
                                                           ------------    ------------     ------------    -------------

INVESTMENT:
  Net investment income..................................      (322,621)       (246,918)              --          (70,033)
  In excess of net investment income.....................            --         (18,400)         (36,830)          (7,537)
  Net realized gains on investments......................    (2,725,491)     (1,458,817)      (1,565,329)        (629,504)
  In excess of net realized gains........................            --              --               --               --
                                                           ------------    ------------     ------------    -------------
    Total dividends and distributions -- Investment
      Shares.............................................    (3,048,112)     (1,724,135)      (1,602,159)        (707,074)
                                                           ------------    ------------     ------------    -------------
    Total dividends and distributions to shareholders....   (71,614,766)    (61,007,488)     (56,440,170)     (29,381,912)
                                                           ------------    ------------     ------------    -------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued............................   269,087,243     153,847,838      216,183,011      135,473,783
  Reinvestment of distributions..........................    33,077,724      27,411,595       28,070,255       14,891,206
  Cost of shares redeemed................................  (151,378,857)    (99,285,691)    (165,284,255)    (117,222,202)
                                                           ------------    ------------     ------------    -------------

TOTAL NET INCREASE (DECREASE) FROM CAPITAL
  TRANSACTIONS...........................................   150,786,110      81,973,742       78,969,011       33,142,787
                                                           ------------    ------------     ------------    -------------
  Net increase (decrease) in net assets..................   217,395,381     103,469,661      184,265,092       97,489,153
                                                           ------------    ------------     ------------    -------------

NET ASSETS AT END OF PERIOD..............................  $733,315,634    $515,920,253     $742,781,688    $ 558,516,596
                                                           ============    ============     ============    =============

                       See Notes to Financial Statements

                     The Kent
                     Funds          STATEMENTS OF CHANGES IN NET ASSETS

                                                              INTERNATIONAL GROWTH FUND            INDEX EQUITY FUND
                                                            -----------------------------    -----------------------------
                                                             YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                            DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                                1997            1996             1997            1996
                                                            -----------------------------    -----------------------------
NET ASSETS AT BEGINNING OF PERIOD.........................  $396,597,865    $294,093,096     $253,362,463    $190,488,589
                                                            ------------    ------------     ------------    ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income...................................     3,728,587       3,169,685        6,100,887       4,133,408
  Net realized gains (losses) on investments, foreign
    currency, and foreign currency contracts..............     2,742,836       3,330,884        1,138,162       1,057,376
  Net realized gains (losses) on futures contracts........            --              --        1,370,043       1,498,615
  Net change in unrealized appreciation/depreciation of
    futures contracts.....................................            --              --          120,014          49,520
  Net change in unrealized appreciation/depreciation of
    investments, foreign currency, and foreign currency
    contracts.............................................     4,769,670      11,892,070       98,353,714      37,969,480
                                                            ------------    ------------     ------------    ------------
  Net increase in net assets resulting from operations....    11,241,093      18,392,639      107,082,820      44,708,399
                                                            ------------    ------------     ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income...................................    (3,055,002)     (2,589,632)      (5,884,290)     (3,996,731)
  In excess of net investment income......................    (1,831,420)       (504,939)         (65,127)             --
  Net realized gains on investments.......................
  In excess of net realized gains.........................      (341,685)       (161,046)        (585,460)       (668,004)
                                                            ------------    ------------     ------------    ------------
    Total dividends and distributions -- Institutional
      Shares..............................................    (7,629,204)     (6,581,114)      (8,147,919)     (9,048,415)
                                                            ------------    ------------     ------------    ------------

INVESTMENT:
  Net investment income...................................       (35,702)        (49,833)        (215,864)       (137,968)
  In excess of net investment income......................       (59,234)             --           (9,227)         (5,705)
  Net realized gains on investments.......................       (47,965)        (82,522)         (88,824)       (199,306)
  In excess of net realized gains.........................        (6,876)             --          (11,017)             --
                                                            ------------    ------------     ------------    ------------
    Total dividends and distributions -- Investment
      Shares..............................................      (149,777)       (132,355)        (324,932)       (342,979)
                                                            ------------    ------------     ------------    ------------
    Total dividends and distributions to shareholders.....    (7,778,981)     (6,713,469)      (8,472,851)     (9,391,394)
                                                            ------------    ------------     ------------    ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued.............................   193,400,718     139,625,382      339,198,444      72,390,118
  Reinvestment of distributions...........................     3,565,223       3,275,693        6,673,196       6,280,152
  Cost of shares redeemed.................................   (94,647,209)    (52,075,476)     (79,680,546)    (51,113,401)
                                                            ------------    ------------     ------------    ------------

TOTAL NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS...   102,318,732      90,825,599      266,191,094      27,556,869
                                                            ------------    ------------     ------------    ------------
  Net increase (decrease) in net assets...................   105,780,844     102,504,769      364,801,063      62,873,874
                                                            ------------    ------------     ------------    ------------

NET ASSETS AT END OF PERIOD...............................  $502,378,709    $396,597,865     $618,163,526    $253,362,463
                                                            ============    ============     ============    ============

                       See Notes to Financial Statements

                     The Kent
                     Funds          STATEMENTS OF CHANGES IN NET ASSETS

                                        SHORT TERM BOND FUND           INTERMEDIATE BOND FUND                INCOME FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        1997            1996            1997            1996            1997            1996
                                     ----------------------------    ----------------------------    ----------------------------
NET ASSETS AT BEGINNING OF
  PERIOD..........................  $237,096,910    $312,313,894    $776,722,838    $861,662,351    $242,781,715    $128,017,408
                                    ------------    ------------    ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS:
  Net investment income...........    10,326,405      17,428,126      46,719,968       50,745,83      16,498,462      13,248,046
  Net realized gains (losses) on
    investments sold..............    (1,502,731)       (937,245)     (3,309,390)     (7,025,161)      3,441,169       2,157,485
  Net change in unrealized
    appreciation/depreciation of
    investments...................     1,638,919      (5,032,357)     15,305,110     (20,975,605)      5,214,704      (7,015,717)
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from operations.....    10,462,593      11,458,524      58,715,688      22,745,066      25,154,335       8,389,814
                                    ------------    ------------    ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income...........   (10,203,409)    (17,416,111)    (46,492,693)    (51,337,391)    (16,298,443)    (13,204,524)
  In excess of net investment
    income........................            --              --              --      (2,304,413)             --      (1,956,281)
  Net realized gains on
    investments...................            --              --              --              --      (4,496,656)       (717,482)
                                    ------------    ------------    ------------    ------------    ------------    ------------
    Total dividends and
      distributions --
      Institutional Shares........   (10,203,409)    (17,416,111)    (46,492,693)    (53,641,804)    (20,795,099)    (15,878,287)
                                    ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT:
  Net investment income...........      (230,620)        (85,476)       (400,310)       (422,949)       (236,638)       (143,574)
  In excess of net investment
    income........................            --          (9,055)             --         (38,057)             --         (20,998)
  Net realized gains on
    investments...................            --              --              --              --         (85,457)         (2,063)
                                    ------------    ------------    ------------    ------------    ------------    ------------
    Total dividends and
      distributions -- Investment
      Shares......................      (230,620)        (94,531)       (400,310)       (461,006)       (322,095)       (166,635)
                                    ------------    ------------    ------------    ------------    ------------    ------------
    Total dividends and
      distributions to
      shareholders................   (10,434,029)    (17,510,642)    (46,893,003)    (54,102,810)    (21,117,194)    (16,044,922)
                                    ------------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....    55,848,711      71,401,214     201,540,137     200,094,674      67,917,967     155,448,604
  Reinvestment of distributions...     6,828,762      11,174,796      25,204,467      29,128,985       4,339,793       2,778,971
  Cost of shares redeemed.........  (152,631,283)   (151,740,876)   (245,578,626)   (282,805,428)    (83,688,311)    (35,808,160)
                                    ------------    ------------    ------------    ------------    ------------    ------------
TOTAL NET INCREASE (DECREASE) FROM
  CAPITAL TRANSACTIONS............   (89,953,810)    (69,164,866)    (18,834,022)    (53,581,769)    (11,430,551)    122,419,415
                                    ------------    ------------    ------------    ------------    ------------    ------------
  Net increase (decrease) in net
    assets........................   (89,925,246)    (75,216,984)     (7,011,337)    (84,939,513)     (7,393,410)    114,764,307
                                    ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS AT END OF PERIOD.......  $147,171,664    $237,096,910    $769,711,501    $776,722,838    $235,388,305    $242,781,715
                                    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                     The Kent
                     Funds          STATEMENTS OF CHANGES IN NET ASSETS

                                                            LIMITED TERM TAX-FREE FUND      INTERMEDIATE TAX-FREE FUND
                                                            ---------------------------     ---------------------------
                                                             YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                            DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                                1997           1996             1997           1996
                                                            ---------------------------     ---------------------------
NET ASSETS AT BEGINNING OF PERIOD.........................  $41,577,319    $55,401,190      $289,042,905   $287,540,348
                                                            ------------   ------------     ------------   ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income...................................    1,439,072      1,861,546       12,269,050      12,643,123
  Net realized gains (losses) on investments sold.........      159,864         82,971          691,582       1,079,288
  Net change in unrealized appreciation/depreciation of
    investments...........................................      136,663       (270,758)       6,286,893      (3,796,119)
                                                            ------------   ------------     ------------   ------------
  Net increase in net assets resulting from operations....    1,735,599      1,673,759       19,247,525       9,926,292
                                                            ------------   ------------     ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income...................................   (1,432,406)    (1,883,853)     (12,149,068)    (12,639,182)
  In excess of net investment income......................           --        (22,303)              --        (101,729)
  Net realized gains on investments.......................     (170,851)       (45,972)         (86,552)             --
  In excess of net realized gains.........................           --             --          (17,244)             --
                                                            ------------   ------------     ------------   ------------
    Total dividends and distributions -- Institutional
      Shares..............................................   (1,603,257)    (1,952,128)     (12,252,864)    (12,740,911)
                                                            ------------   ------------     ------------   ------------

INVESTMENT:
  Net investment income...................................      (11,595)        (2,384)        (135,115)       (137,261)
  In excess of net investment income......................           --           (206)              --          (7,740)
  Net realized gains on investments.......................       (2,045)           (87)            (863)             --
  In excess of net realized gains.........................           --             --             (441)             --
                                                            ------------   ------------     ------------   ------------
    Total dividends and distributions -- Investment
      Shares..............................................      (13,640)        (2,677)        (136,419)       (145,001)
                                                            ------------   ------------     ------------   ------------
    Total dividends and distributions to shareholders.....   (1,616,897)    (1,954,805)     (12,389,283)    (12,885,912)
                                                            ------------   ------------     ------------   ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued.............................    9,736,272      8,696,402       44,265,909      63,415,595
  Reinvestment of distributions...........................       27,364         18,971          207,641         120,131
  Cost of shares redeemed.................................  (14,962,087)   (22,258,198)     (61,198,945)    (59,073,549)
                                                            ------------   ------------     ------------   ------------

TOTAL NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS...   (5,198,451)   (13,542,825)     (16,725,395)      4,462,177
                                                            ------------   ------------     ------------   ------------
  Net increase (decrease) in net assets...................   (5,079,749)   (13,823,871)      (9,867,153)      1,502,557
                                                            ------------   ------------     ------------   ------------

NET ASSETS AT END OF PERIOD...............................  $36,497,570    $41,577,319      $279,175,752   $289,042,905
                                                            ============   ============     ============   ============

                       See Notes to Financial Statements

                     The Kent
                     Funds          STATEMENTS OF CHANGES IN NET ASSETS

                                                              TAX-FREE INCOME FUND         MICHIGAN MUNICIPAL BOND FUND
                                                           ---------------------------     -----------------------------
                                                            YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                           DECEMBER 31,   DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                               1997           1996             1997            1996
                                                           ---------------------------     -----------------------------
NET ASSETS AT BEGINNING OF PERIOD........................  $110,883,746   $122,384,290     $155,044,170    $187,365,585
                                                           ------------   ------------     ------------    ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income..................................    5,050,397      4,737,111        5,042,224        6,577,753
  Net realized gains (losses) on investments sold........      376,069      1,968,582           49,676           86,964
  Net realized gains (losses) on futures contracts.......           --       (363,313)              --               --
  Net change in unrealized appreciation/depreciation of
    investments..........................................    4,279,292     (1,887,284)       1,602,539         (795,155)
                                                           ------------   ------------     ------------    ------------
  Net increase in net assets resulting from operations...    9,705,758      4,455,096        6,694,439        5,869,562
                                                           ------------   ------------     ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income..................................   (5,016,230)    (4,725,879)      (4,914,390)      (6,489,955)
  In excess of net investment income.....................         (610)            --               --               --
  Net realized gains on investments......................     (330,223)    (1,679,825)              --               --
                                                           ------------   ------------     ------------    ------------
    Total dividends and distributions -- Institutional
      Shares.............................................   (5,347,063)    (6,405,704)      (4,914,390)      (6,489,955)
                                                           ------------   ------------     ------------    ------------

INVESTMENT:
  Net investment income..................................      (42,572)       (32,116)        (121,577)         (77,375)
  In excess of net investment income.....................         (929)            --               --           (3,313)
  Net realized gains on investments......................       (4,346)        (9,292)              --               --
  In excess of net realized gains........................           --         (3,147)              --               --
                                                           ------------   ------------     ------------    ------------
    Total dividends and distributions -- Investment
      Shares.............................................      (47,847)       (44,555)        (121,577)         (80,688)
                                                           ------------   ------------     ------------    ------------
    Total dividends and distributions to shareholders....   (5,394,910)    (6,450,259)      (5,035,967)      (6,570,643)
                                                           ------------   ------------     ------------    ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued............................   33,039,586     35,182,548       35,519,586       28,108,486
  Reinvestment of distributions..........................      116,653         68,391          131,586           74,582
  Cost of shares redeemed................................  (29,986,674)   (44,756,320)     (76,205,515)     (59,803,402)
                                                           ------------   ------------     ------------    ------------

TOTAL NET INCREASE (DECREASE) FROM CAPITAL
  TRANSACTIONS...........................................    3,169,565     (9,505,381)     (40,554,343)     (31,620,334)
                                                           ------------   ------------     ------------    ------------
  Net increase (decrease) in net assets..................    7,480,413    (11,500,544)     (38,895,871)     (32,321,415)
                                                           ------------   ------------     ------------    ------------

NET ASSETS AT END OF PERIOD..............................  $118,364,159   $110,883,746     $116,148,299    $155,044,170
                                                           ============   ============     ============    ============

                       See Notes to Financial Statements

                     The Kent
                     Funds          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                      GOVERNMENT
                                                                                           MICHIGAN MUNICIPAL           MONEY
                                                            MONEY MARKET FUND               MONEY MARKET FUND        MARKET FUND
                                                     -------------------------------   ---------------------------   ------------
                                                       YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                          1997             1996            1997           1996         1997(1)
                                                       -----------------------------
                                                                                       ---------------------------
                                                                                                                     ------------
NET ASSETS AT BEGINNING OF YEAR....................  $   484,722,709   $ 426,042,320   $156,205,940   $146,818,028   $         --
                                                     ---------------   -------------   ------------   ------------   ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income............................       26,741,343      21,617,630     6,381,928      4,998,349       2,952,675
  Net realized gains (losses) on investments.......           (1,165)            (27)      (12,469)           251               4
                                                     ---------------   -------------   ------------   ------------   ------------
  Net increase in net assets resulting from
    operations.....................................       26,740,178      21,617,603     6,369,459      4,998,600       2,952,679
                                                     ---------------   -------------   ------------   ------------   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
INSTITUTIONAL:
  Net investment income............................      (26,699,476)    (21,564,398)   (6,369,567)    (4,966,358)     (2,952,603)
                                                     ---------------   -------------   ------------   ------------   ------------
    Total dividends and
      distributions -- Institutional Shares........      (26,699,476)    (21,564,398)   (6,369,567)    (4,966,358)     (2,952,603)
                                                     ---------------   -------------   ------------   ------------   ------------

INVESTMENT:
  Net investment income............................          (41,867)        (53,232)      (12,361)       (31,991)            (72)
                                                     ---------------   -------------   ------------   ------------   ------------
    Total dividends and distributions -- Investment
      Shares.......................................          (41,867)        (53,232)      (12,361)       (31,991)            (72)
                                                     ---------------   -------------   ------------   ------------   ------------
    Total dividends and distributions to
      shareholders.................................      (26,741,343)    (21,617,630)   (6,381,928)    (4,998,349)     (2,952,675)
                                                     ---------------   -------------   ------------   ------------   ------------

CAPITAL TRANSACTIONS:
  Proceeds from shares issued......................    1,153,447,515     845,431,796   279,204,632    258,441,230     328,636,541
  Reinvestment of distributions....................        1,731,961         587,156       205,995         28,579       2,413,698
  Cost of shares redeemed..........................   (1,164,343,805)   (787,338,536)  (223,632,905)  (249,082,148)  (236,423,732)
                                                     ---------------   -------------   ------------   ------------   ------------

TOTAL NET INCREASE (DECREASE) FROM CAPITAL
  TRANSACTIONS.....................................       (9,164,329)     58,680,416    55,777,722      9,387,661      94,626,457
                                                     ---------------   -------------   ------------   ------------   ------------
  Net increase (decrease) in net assets............       (9,165,494)     58,680,389    55,765,253      9,387,912      94,626,461
                                                     ---------------   -------------   ------------   ------------   ------------

NET ASSETS AT END OF YEAR..........................  $   475,557,215   $ 484,722,709   $211,971,193   $156,205,940   $ 94,626,461
                                                     ===============   =============   ============   ============   ============

---------------

(1) For the period from June 2, 1997 (commencement of operations) through December 31, 1997.

                       See Notes to Financial Statements.

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

  The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered fourteen managed investment portfolios. The accompanying financial statements and financial highlights are those of The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Index Equity Fund, The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund, The Kent Income Fund, The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund, The Kent Michigan Municipal Bond Fund, The Kent Money Market Fund, The Kent Michigan Municipal Money Market Fund and The Kent Government Money Market Fund (individually, a "Portfolio" and collectively, the "Portfolios").

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Portfolios with each other share of that series.

  The Trust may issue more than one series of shares investing in portfolios of securities. The Trust currently issues fourteen series of shares with two separate classes in each series: Investment Shares and Institutional Shares. Each class of shares is entitled upon liquidation of a series to a pro rata share in the net assets of that class of such series. Each share in each series or class has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular series or class, in which case only shares of the affected series or class are entitled to vote. Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under the Distribution Plan, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares.

  The investment objectives of the Portfolios are as follows:

  Growth and Income Fund -- To seek long-term capital growth with current income as a secondary goal.

  Small Company Growth Fund -- To seek long-term capital appreciation by investing in equity securities of small companies.

  International Growth Fund -- To seek long-term growth of capital and additional diversification for U.S. investors by investing in a varied portfolio of foreign equity securities.

  Index Equity Fund -- To seek investment results which mirror the capital performance and dividend income of the Standard & Poor's 500 Composite Stock Price Index.

  Short Term Bond Fund -- To seek current income by investing primarily in a limited range of investment quality fixed income securities.

  Intermediate Bond Fund -- To seek current income by investing primarily in a broad range of investment quality debt securities.

  Income Fund -- To seek a high level of current income by investing in a broad range of investment quality debt securities.

  Limited Term Tax-Free Fund -- To seek current income, exempt from federal income tax, while preserving capital.

  Intermediate Tax-Free Fund -- To seek current income, exempt from federal income tax, while preserving capital.

  Tax-Free Income Fund -- To seek to provide as high a level of current income exempt from federal income tax as is consistent with prudent investing, while preserving capital.

  Michigan Municipal Bond Fund -- To seek current income, exempt from federal and State of Michigan personal income taxes, while preserving capital.

  Money Market Fund -- To seek current income from short-term securities while preserving capital and maintaining liquidity.

  Michigan Municipal Money Market Fund -- To seek current income from short-term securities that is exempt from federal and State of Michigan personal income taxes, while preserving capital and maintaining liquidity.

  Government Money Market Fund -- To seek current income from short-term United States Government securities while preserving capital and maintaining liquidity.

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual amounts could differ from those estimates.

PORTFOLIO VALUATION: Securities in the Money Market Fund, Government Money Market Fund and Michigan Municipal Money Market Fund (the "Money Market Portfolios") are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security initially at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

  In the Limited Term Tax-Free Fund, the Intermediate Tax-Free Fund, the Tax-Free Income Fund, the Michigan Municipal Bond Fund, the Short Term Bond Fund, the Intermediate Bond Fund, and the Income Fund, corporate debt securities, municipal securities and debt securities of the U.S. government and its agencies (other than short-term investments maturing in 60 days or less) are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value and approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

  The Growth and Income Fund, Small Company Growth Fund, International Growth Fund and the Index Equity Fund value securities at the last sales price on the principal exchange where such securities are traded. Listed securities for which last sales prices are not available are valued at the last bid price. Unlisted securities are valued at the mean of the current bid and asked prices in the principal market where such securities trade. Short-term obligations that mature in 60 days or less are valued at amortized cost, which constitutes fair value and approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

REPURCHASE AGREEMENTS: The Trust's custodian and other banks acting in a sub-custodian capacity, take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of the default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION: Investments and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Realized gains and losses on foreign investments and foreign income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

  Foreign currency-denominated receivables and payables are "marked-to-market" using the current exchange rate. The fluctuation between the original exchange rate and the current exchange rate is recorded as unrealized currency gain or loss. Upon receipt of payment, a Portfolio realizes a gain or loss on foreign currency amounting to the difference between the original value and the ending value of the receivable or payable.

FUTURES CONTRACTS: The Growth and Income Fund, Small Company Growth Fund, International Growth Fund, Index Equity Fund, Limited Term Tax-Free Fund, Intermediate Tax-Free Fund, Tax-Free Income Fund and Michigan Municipal Bond Fund may invest in futures contracts. These Portfolios generally enter into futures contracts to hedge against declines in the value of their portfolios' securities. This investment involves, to varying degrees, elements of market risk and risks in

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Portfolios have in the particular classes of instruments. Risks include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates. Risks may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform under the terms of the contract.

  Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received daily by the Portfolio based on the change in the market value of the position are recorded as an unrealized gain or loss until the contract is closed out at which time the gain or loss is recognized.

  Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

  To the extent that the Portfolio enters into futures contracts on an index or group of securities, the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the market value of the index or group of securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount ("initial margin") equal to a certain percentage of the contract value with a broker. Subsequent payments ("variation margin") equal to changes in the daily settlement price or last sale on the exchanges where they trade are paid or received each day and are recorded as a gain or loss on futures contracts.

  The average market value of futures contracts held during the year ended December 31, 1997 was as follows:

                                              AVERAGE
                   FUND                     MARKET VALUE
                   ----                     ------------
Growth and Income Fund....................  $10,090,452
Small Company Growth Fund.................    8,180,496
Index Equity Fund.........................    7,361,783

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The International Growth Fund may enter into forward foreign currency exchange contracts. The purpose of these contracts is to hedge against fluctuation in the value of the underlying currency of certain portfolio investments. A forward foreign currency exchange contract is an agreement to purchase or sell a specified currency at a specified price on a future date. Risks associated with the contract include changes in the value of the foreign currency relative to the U.S. dollar and/or the counterparty's potential inability to perform under the contract.

  The forward foreign currency exchange contracts are valued daily using the current exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Realized gains or losses are recognized when entering a closing or offsetting forward foreign currency exchange contract with the same settlement date and broker.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  The International Growth Fund, upon the purchase or sale of a security denominated in a foreign currency, may enter into foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction to hedge the portfolio against currency fluctuations during the settlement period. In such cases, the Portfolio has not realized currency gains or losses between the trade and settlement dates on these security transactions.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolios declare and distribute dividends from net investment income monthly, with the exception of the International Growth Fund which declares and pays dividends annually and the Money Market Portfolios which declare daily and pay monthly. Net investment income for this purpose consists of interest accrued, discount earned (including both original issue and market discount), dividends earned less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

  The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income and capital gains recognized in accordance with generally accepted accounting principles.

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  As of December 31, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments to paid-in-capital:

                                             ACCUMULATED
                            ACCUMULATED     UNDISTRIBUTED
                           UNDISTRIBUTED     NET REALIZED
                           NET INVESTMENT    GAIN/(LOSS)
                               INCOME       ON INVESTMENTS
                               ------       --------------
Growth and Income Fund...     $     --        $      --
Small Company Growth
  Fund...................      603,541         (603,541)
International Growth
  Fund...................     (266,611)         289,981
Index Equity Fund........       69,631          (69,631)
Short Term Bond Fund.....        1,757           (1,757)
Intermediate Bond Fund...       80,298          (80,298)
Income Fund..............           --               --
Limited Term Tax-Free
  Fund...................        1,428           (1,428)
Intermediate Tax-Free
  Fund...................          861             (861)
Tax-Free Income Fund.....          170             (170)
Michigan Municipal Bond
  Fund...................       11,352          (11,352)
Money Market.............           --               --
Michigan Municipal Money
  Market Fund............          781             (781)
Government Money Market
  Fund...................        2,214               (4)

FEDERAL INCOME TAXES: For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Portfolio to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

  The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  At December 31, 1997, the following Portfolios had the following capital loss carryforwards which will expire in the years indicated:

                FUND                    AMOUNT       YEAR
                ----                  -----------    ----
Short Term Bond Fund................  $   656,100    2001
                                        3,015,994    2002
                                          467,881    2003
                                          438,260    2004
                                        1,927,928    2005
                                      -----------
                                        6,506,163
                                      ===========
Intermediate Bond Fund..............  $ 6,353,600    2004
                                        4,043,228    2005
                                      -----------
                                      $10,396,828
                                      ===========
Michigan Municipal Bond Fund........  $    68,930    2003
                                      -----------
Money Market Fund...................  $       433    1999
                                              224    2002
                                              194    2003
                                               27    2004
                                              432    2005
                                      -----------
                                      $     1,310
                                      ===========
Michigan Municipal Money Market
  Fund..............................  $    12,469    2005

EXPENSES: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

ORGANIZATIONAL COSTS: The Tax-Free Income Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying their initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the respective Portfolio's commencement of operations. In the event that any of the initial shares purchased by the Portfolio's sponsors are redeemed during such period by any holder thereof, the Portfolio will be reimbursed by such holder

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. The other Portfolios beared all costs in connection with their organization. All such costs were fully amortized as of December 31, 1997.

3.  RELATED PARTY TRANSACTIONS

  Old Kent Bank ("Investment Adviser") serves as the investment adviser to the Trust. The Investment Adviser is a member of Michigan State Banking Association and the principal subsidiary of Old Kent Financial Corporation. The Investment Adviser is entitled to receive a fee, computed daily and paid monthly, based on each Portfolio's average daily net assets at the following annual rates:

Growth and Income Fund...........................  0.70%
Small Company Growth Fund........................  0.70%
International Growth Fund........................  0.75%
Index Equity Fund................................  0.30%
Short Term Bond Fund.............................  0.50%
Intermediate Bond Fund...........................  0.55%
Income Fund......................................  0.60%
Limited Term Tax-Free Fund.......................  0.45%
Intermediate Tax-Free Fund.......................  0.50%
Tax-Free Income Fund.............................  0.55%
Michigan Municipal Bond Fund.....................  0.45%
Money Market Fund................................  0.40%
Michigan Municipal Money Market Fund.............  0.40%
Government Money Market Fund.....................  0.40%

  The Index Equity Fund and Government Money Market Fund had investment advisory fees waived by Old Kent Bank equal to $119,782 and $113,145, respectively.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") serves the Portfolios as Administrator and Distributor. BISYS Fund Services, Inc. serves the Portfolios as Fund Accountant and Transfer Agent. BISYS and BISYS Fund Services, Inc. are both wholly owned subsidiaries of The BISYS Group, Inc. The Administrator is entitled to receive a fee computed daily and paid monthly, at the annual rate of 0.185% of the average daily net assets of the Trust up to $5 billion; 0.165% of the average daily net assets of the Trust in excess of $5 billion up to $7.5 billion; and 0.135% of the average daily net assets of the Trust in excess of $7.5 billion. Fund Accounting fees are computed daily and paid monthly at the annual rate of 0.015% of the average daily net assets of the Trust and are included as part of the fees paid to the Administrator.

  Gross administration fees and fees waived for the year ended December 31, 1997 were as follows for the Portfolios indicated:

FUNDS                            GROSS FEES    FEES WAIVED
-----                            ----------    -----------
Growth and Income Fund.........  $1,169,235     $     --
Small Company Growth Fund......   1,176,682           --
International Growth Fund......     842,845           --
Index Equity Fund..............     766,851      302,110
Short Term Bond Fund...........     306,274           --
Intermediate Bond Fund.........   1,386,330           --
Income Fund....................     444,179           --
Limited Term Tax-Free Fund.....      66,670           --
Intermediate Tax-Free Fund.....     509,532           --
Tax-Free Income Fund...........     209,139           --
Michigan Municipal Bond Fund...     223,672           --
Money Market Fund..............     936,013      431,371
Michigan Municipal Money Market
  Fund.........................     349,391      170,474
Government Money Market Fund...     103,600       67,476

  Beginning June 1, 1997, Old Kent Bank provided certain administration services to the Trust pursuant to a Sub-Administration Agreement between Old Kent Bank and BISYS. BISYS agreed to pay Old Kent Bank a fee, calculated daily and paid monthly, at an annual rate of up to 0.05% of each Portfolio's average daily net assets. The fees paid to Old Kent Bank by BISYS for such administrative services come out of BISYS' administrative fee and are not an additional charge to the Portfolios.

              FUNDS                SUB-ADMINISTRATION FEES
              -----                -----------------------
Growth and Income Fund...........         $166,029
Small Company Growth Fund........          167,566
International Growth Fund........          117,605
Index Equity Fund................          156,303
Short Term Bond Fund.............           36,851
Intermediate Bond Fund...........          185,578
Income Fund......................           59,261
Limited Term Tax-Free Fund.......            8,723
Intermediate Tax-Free Fund.......           67,234
Tax-Free Income Fund.............           28,022
Michigan Municipal Bond Fund.....           28,435
Money Market Fund................          123,614
Michigan Municipal Money Market
  Fund...........................           37,248
Government Money Market Fund.....           28,520

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Transfer agent fees for each Portfolio for the year ended December 31, 1997 are as follows:

                FUNDS                  TRANSFER AGENT FEES
                -----                  -------------------
Growth and Income Fund...............       $141,594
Small Company Growth Fund............        155,246
International Growth Fund............        137,303
Index Equity Fund....................        106,843
Short Term Bond Fund.................         45,140
Intermediate Bond Fund...............         81,993
Income Fund..........................         49,488
Limited Term Tax-Free Fund...........         37,236
Intermediate Tax-Free Fund...........         40,987
Tax-Free Income Fund.................         39,201
Michigan Municipal Bond Fund.........         37,521
Money Market Fund....................         55,039
Michigan Municipal Money Market
  Fund...............................         39,410
Government Money Market Fund.........         16,905

  Fund Accounting Fees and fees waived for each Portfolio for the year ended December 31, 1997 are as follows:

             FUNDS                GROSS FEES   FEES WAIVED
             -----                ----------   -----------
Growth and Income Fund..........   $ 97,976      $77,411
Small Company Growth Fund.......     98,587       77,831
International Growth Fund.......     70,630       56,062
Index Equity Fund...............     64,069       64,069
Short Term Bond Fund............     25,690       21,127
Intermediate Bond Fund..........    116,243       93,254
Income Fund.....................     37,246       29,904
Limited Term Tax-Free Fund......      5,591        4,511
Intermediate Tax-Free Fund......     42,733       34,406
Tax-Free Income Fund............     17,539       14,069
Michigan Municipal Bond Fund....     18,760       15,238
Money Market Fund...............     78,467       78,467
Michigan Municipal Money Market
  Fund..........................     29,316       29,316
Government Money Market Fund....      8,477        8,477

  Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Portfolios for serving as officers.

  The Trust has adopted a distribution plan (the "Plan") on behalf of the Investment Shares of the Portfolios pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payments to the Distributor of up to 0.25% of the average daily net assets of the Investment Shares of the Portfolios. Although the money market Portfolios are authorized to pay 12b-1 fees of up to 0.25% in connection with the sale of Investment Shares, none of the Portfolios currently intends to pay such fees.

  Gross distribution fees and fees waived for each Portfolio for the year ended December 31, 1997 are as follows:

FUNDS                            GROSS FEES    FEES WAIVED
-----                            ----------    -----------
Growth and Income Fund.........   $59,946        $   --
Small Company Growth Fund......    45,018            --
International Growth Fund......    23,388            --
Index Equity Fund..............    45,030            --
Short Term Bond Fund...........     9,174         3,693
Intermediate Bond Fund.........    17,259            --
Income Fund....................     8,849            --
Limited Term Tax-Free Fund.....       773           310
Intermediate Tax-Free Fund.....     8,298            --
Tax-Free Income Fund...........     2,621            --
Michigan Municipal Bond Fund...     7,499         3,008
Money Market Fund..............        --            --
Michigan Municipal Money Market
  Fund.........................        --            --
Government Money Market Fund...        --            --

  Expenses for the Trust include legal fees paid to Drinker Biddle & Reath LLP. A partner of the firm serves as Assistant Secretary of the Trust.

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Portfolios are summarized below:

                                                          GROWTH AND INCOME FUND            SMALL COMPANY GROWTH FUND
                                                       -----------------------------      ------------------------------
                                                        YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                       DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                           1997             1996              1997             1996
                                                       -------------    ------------      -------------    -------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued......................................  $ 249,081,909    $150,224,731      $ 208,702,084    $ 132,474,283
  Reinvestment of distributions......................     30,110,268     25,727,424          26,503,462       14,200,151
  Shares redeemed....................................   (147,058,160)   (97,365,654)       (161,953,808)    (115,454,666)
                                                       -------------    ------------      -------------    -------------
    Net increase (decrease) from Institutional shares
      transactions...................................  $ 132,134,017    $78,586,501       $  73,251,738    $  31,219,768
                                                       -------------    ------------      -------------    -------------
INVESTMENT:
  Shares issued......................................  $  20,005,334    $ 3,623,107       $   7,480,927    $   2,999,500
  Reinvestment of distributions......................      2,967,456      1,684,171           1,566,793          691,055
  Shares redeemed....................................     (4,320,697)    (1,920,037)         (3,330,447)      (1,767,536)
                                                       -------------    ------------      -------------    -------------
    Net increase (decrease) from Investment shares
      transactions...................................  $  18,652,093    $ 3,387,241       $   5,717,273    $   1,923,019
                                                       -------------    ------------      -------------    -------------
    Total net increase (decrease) from shares
      transactions...................................  $ 150,786,110    $81,973,742       $  78,969,011    $  33,142,787
                                                       =============    ============      =============    =============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued......................................     16,279,124     10,889,808          11,956,401        8,964,612
  Reinvestment of distributions......................      1,971,493      1,890,610           1,547,774          937,802
  Shares redeemed....................................     (9,401,038)    (7,034,231)         (9,131,520)      (7,693,348)
                                                       -------------    ------------      -------------    -------------
    Net increase (decrease) from Institutional shares
      transactions...................................      8,849,579      5,746,187           4,372,655        2,209,066
                                                       -------------    ------------      -------------    -------------
INVESTMENT:
  Shares issued......................................      1,283,992        265,482             419,135          203,920
  Reinvestment of distributions......................        195,172        124,536              91,169           45,725
  Shares redeemed....................................       (280,261)      (139,590)           (191,859)        (118,619)
                                                       -------------    ------------      -------------    -------------
    Net increase (decrease) from Investment shares
      transactions...................................      1,198,903        250,428             318,445          131,026
                                                       -------------    ------------      -------------    -------------
    Total net increase (decrease) from shares
      transactions...................................     10,048,482      5,996,615           4,691,100        2,340,092
                                                       =============    ============      =============    =============

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                          INTERNATIONAL GROWTH FUND             INDEX EQUITY FUND
                                                         ----------------------------      ----------------------------
                                                          YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                             1997            1996              1997            1996
                                                         ------------    ------------      ------------    ------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued........................................  $189,937,844    $137,648,487      $323,258,744    $ 69,650,513
  Reinvestment of distributions........................    3,418,753       3,147,652         6,357,380        5,950,954
  Shares redeemed......................................  (92,021,615)    (50,898,479)      (77,077,375)     (50,001,044)
                                                         ------------    ------------      ------------    ------------
    Net increase (decrease) from Institutional shares
      transactions.....................................  $101,334,982    $89,897,660       $252,538,749    $ 25,600,423
                                                         ------------    ------------      ------------    ------------
INVESTMENT:
  Shares issued........................................  $ 3,462,874     $ 1,976,895       $15,939,700     $  2,739,605
  Reinvestment of distributions........................      146,470         128,041           315,816          329,198
  Shares redeemed......................................   (2,625,594)     (1,176,997)       (2,603,171)      (1,112,357)
                                                         ------------    ------------      ------------    ------------
    Net increase (decrease) from Investment shares
      transactions.....................................  $   983,750     $   927,939       $13,652,345     $  1,956,446
                                                         ------------    ------------      ------------    ------------
    Total net increase (decrease) from shares
      transactions.....................................  $102,318,732    $90,825,599       $266,191,094    $ 27,556,869
                                                         ============    ============      ============    ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued........................................   12,562,555       9,359,272        18,391,993        5,172,550
  Reinvestment of distributions........................      230,973         215,585           353,825          434,418
  Shares redeemed......................................   (5,990,183)     (3,491,780)       (4,462,155)      (3,699,843)
                                                         ------------    ------------      ------------    ------------
    Net increase (decrease) from Institutional shares
      transactions.....................................    6,803,345       6,083,077        14,283,663        1,907,125
                                                         ------------    ------------      ------------    ------------
INVESTMENT:
  Shares issued........................................      227,807         137,013           915,280          205,672
  Reinvestment of distributions........................        9,962           8,820            17,611           24,012
  Shares redeemed......................................     (175,388)        (81,019)         (149,114)         (81,276)
                                                         ------------    ------------      ------------    ------------
    Net increase (decrease) from Investment shares
      transactions.....................................       62,381          64,814           783,777          148,408
                                                         ------------    ------------      ------------    ------------
    Total net increase (decrease) from shares
      transactions.....................................    6,865,726       6,147,891        15,067,440        2,055,533
                                                         ============    ============      ============    ============

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                SHORT TERM                    INTERMEDIATE
                                                BOND FUND                       BOND FUND                     INCOME FUND
                                       ----------------------------   -----------------------------   ---------------------------
                                        YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                       DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                           1997           1996            1997            1996            1997           1996
                                       ------------   -------------   -------------   -------------   ------------   ------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued......................  $48,001,662    $  71,054,235   $ 199,760,848   $ 198,301,060   $64,474,285    $154,129,760
  Reinvestment of distributions......    6,604,162       11,089,747      24,873,643      28,757,725     4,044,114       2,631,559
  Shares redeemed....................  (150,317,030)   (151,375,676)   (243,018,554)   (281,359,682)  (82,779,834)    (35,226,634)
                                       ------------   -------------   -------------   -------------   ------------   ------------
    Net increase (decrease) from
      Institutional shares
      transactions...................  $(95,711,206)  $ (69,231,694)  $ (18,384,063)  $ (54,300,897)  $(14,261,435)  $121,534,685
                                       ------------   -------------   -------------   -------------   ------------   ------------
INVESTMENT:
  Shares issued......................  $ 7,847,049    $     346,979   $   1,779,289   $   1,793,614   $ 3,443,682    $  1,318,844
  Reinvestment of distributions......      224,600           85,049         330,824         371,260       295,679         147,412
  Shares redeemed....................   (2,314,253)        (365,200)     (2,560,072)     (1,445,746)     (908,477)       (581,526)
                                       ------------   -------------   -------------   -------------   ------------   ------------
    Net increase (decrease) from
      Investment shares
      transactions...................  $ 5,757,396    $      66,828   $    (449,959)  $     719,128   $ 2,830,884    $    884,730
                                       ------------   -------------   -------------   -------------   ------------   ------------
    Total net increase (decrease)
      from shares transactions.......  $(89,953,810)  $ (69,164,866)  $ (18,834,022)  $ (53,581,769)  $(11,430,551)  $122,419,415
                                       ============   =============   =============   =============   ============   ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued......................    4,932,559        7,222,192      20,424,141      20,156,864     6,376,298      15,175,279
  Reinvestment of distributions......      681,245        1,133,650       2,553,873       2,949,495       400,874         259,124
  Shares redeemed....................  (15,426,349)     (15,396,719)    (24,790,453)    (28,751,972)   (8,087,197)     (3,437,207)
                                       ------------   -------------   -------------   -------------   ------------   ------------
    Net increase (decrease) from
      Institutional shares
      transactions...................   (9,812,545)      (7,040,877)     (1,812,439)     (5,645,613)   (1,310,025)     11,997,196
                                       ------------   -------------   -------------   -------------   ------------   ------------
INVESTMENT:
  Shares issued......................      806,758           35,323         180,929         182,449       338,211         129,967
  Reinvestment of distributions......       23,130            8,703          33,899          38,010        29,196          14,507
  Shares redeemed....................     (237,636)         (37,044)       (261,548)       (148,005)      (89,859)        (57,824)
                                       ------------   -------------   -------------   -------------   ------------   ------------
    Net increase (decrease) from
      Investment shares
      transactions...................      592,252            6,982         (46,720)         72,454       277,548          86,650
                                       ------------   -------------   -------------   -------------   ------------   ------------
    Total net increase (decrease)
      from shares transactions.......   (9,220,293)      (7,033,895)     (1,859,159)     (5,573,159)   (1,032,477)     12,083,846
                                       ============   =============   =============   =============   ============   ============

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                     LIMITED TERM                  INTERMEDIATE
                                                                     TAX-FREE FUND                 TAX-FREE FUND
                                                              ---------------------------   ---------------------------
                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                  1997           1996           1997           1996
                                                              ------------   ------------   ------------   ------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued.............................................  $ 9,059,260    $ 8,644,704    $43,176,593    $ 62,493,861
  Reinvestment of distributions.............................       13,903         16,368        124,001          42,417
  Shares redeemed...........................................  (14,638,082)   (22,256,093)   (60,115,232)    (57,683,879)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from Institutional shares
      transactions..........................................  $(5,564,919)   $(13,595,021)  $(16,814,638)  $  4,852,399
                                                              ------------   ------------   ------------   ------------
INVESTMENT:
  Shares issued.............................................  $   677,012    $    51,698    $ 1,089,316    $    921,734
  Reinvestment of distributions.............................       13,461          2,603         83,640          77,714
  Shares redeemed...........................................     (324,005)        (2,105)    (1,083,713)     (1,389,670)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from Investment shares
      transactions..........................................  $   366,468    $    52,196    $    89,243    $   (390,222)
                                                              ------------   ------------   ------------   ------------
    Total net increase (decrease) from shares
      transactions..........................................  $(5,198,451)   $(13,542,825)  $(16,725,395)  $  4,462,177
                                                              ============   ============   ============   ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued.............................................      888,774        849,971      4,110,419       5,988,213
  Reinvestment of distributions.............................        1,369          1,612         11,820           4,102
  Shares redeemed...........................................   (1,435,754)    (2,187,798)    (5,717,526)     (5,565,749)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from Institutional shares
      transactions..........................................     (545,611)    (1,336,215)    (1,595,287)        426,566
                                                              ------------   ------------   ------------   ------------
INVESTMENT:
  Shares issued.............................................       66,418          5,061        103,878          89,120
  Reinvestment of distributions.............................        1,317            256          7,978           7,510
  Shares redeemed...........................................      (31,731)          (205)      (104,039)       (135,420)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from Investment shares
      transactions..........................................       36,004          5,112          7,817         (38,790)
                                                              ------------   ------------   ------------   ------------
    Total net increase (decrease) from shares
      transactions..........................................     (509,607)    (1,331,103)    (1,587,470)        387,776
                                                              ============   ============   ============   ============

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                    TAX-FREE                   MICHIGAN MUNICIPAL
                                                                   INCOME FUND                      BOND FUND
                                                           ---------------------------   -------------------------------
                                                            YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               1997           1996             1997             1996
                                                           ------------   ------------   ----------------   ------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued..........................................  $31,815,166    $34,651,840      $ 32,654,052     $ 27,099,860
  Reinvestment of distributions..........................       76,956         28,992            70,141           44,917
  Shares redeemed........................................  (29,459,976)   (44,605,879)      (75,229,474)     (59,293,642)
                                                           ------------   ------------     ------------     ------------
    Net increase (decrease) from Institutional shares
      transactions.......................................  $ 2,432,146    $(9,925,047)     $(42,505,281)    $(32,148,865)
                                                           ------------   ------------     ------------     ------------
INVESTMENT:
  Shares issued..........................................  $ 1,224,420    $   530,708      $  2,865,534     $  1,008,626
  Reinvestment of distributions..........................       39,697         39,399            61,445           29,665
  Shares redeemed........................................     (526,698)      (150,441)         (976,041)        (509,760)
                                                           ------------   ------------     ------------     ------------
    Net increase (decrease) from Investment shares
      transactions.......................................  $   737,419    $   419,666      $  1,950,938     $    528,531
                                                           ------------   ------------     ------------     ------------
    Total net increase (decrease) from shares
      transactions.......................................  $ 3,169,565    $(9,505,381)     $(40,554,343)    $(31,620,334)
                                                           ============   ============     ============     ============
SHARE ACTIVITY
INSTITUTIONAL:
  Shares issued..........................................    3,066,893      3,371,900         3,222,928        2,693,878
  Reinvestment of distributions..........................        7,401          2,825             6,941            4,468
  Shares redeemed........................................   (2,828,842)    (4,276,961)       (7,426,189)      (5,886,119)
                                                           ------------   ------------     ------------     ------------
    Net increase (decrease) from Institutional shares
      transactions.......................................      245,452       (902,236)       (4,196,320)      (3,187,773)
                                                           ------------   ------------     ------------     ------------
INVESTMENT:
  Shares issued..........................................      116,872         51,428           283,459          100,489
  Reinvestment of distributions..........................        3,802          3,826             6,073            2,956
  Shares redeemed........................................      (51,267)       (14,550)          (97,266)         (50,830)
                                                           ------------   ------------     ------------     ------------
    Net increase (decrease) from Investment shares
      transactions.......................................       69,407         40,704           192,266           52,615
                                                           ------------   ------------     ------------     ------------
    Total net increase (decrease) from shares
      transactions.......................................      314,859       (861,532)       (4,004,054)      (3,135,158)
                                                           ============   ============     ============     ============

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                                                                  GOVERNMENT
                                                                                      MICHIGAN MUNICIPAL             MONEY
                                                      MONEY MARKET FUND                MONEY MARKET FUND          MARKET FUND
                                               -------------------------------   -----------------------------   -------------
                                                 YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    1997             1996            1997            1996           1997(1)
                                               ---------------   -------------   -------------   -------------   -------------
DOLLAR AMOUNTS
INSTITUTIONAL:
  Shares issued..............................  $ 1,151,538,209   $ 844,257,954   $ 279,013,482   $ 258,305,060   $ 328,632,081
  Reinvestment of distributions..............        1,693,047         540,797         192,298              --       2,413,585
  Shares redeemed............................   (1,162,770,824)   (785,695,077)   (222,935,437)   (248,095,918)   (236,421,222)
                                               ---------------   -------------   -------------   -------------   -------------
    Net increase (decrease) from
      Institutional shares transactions......  $    (9,539,568)  $  59,103,674   $  56,270,343   $  10,209,142   $  94,624,444
                                               ---------------   -------------   -------------   -------------   -------------
INVESTMENT:
  Shares issued..............................  $     1,909,306   $   1,173,842   $     191,150   $     136,170   $       4,460
  Reinvestment of distributions..............           38,914          46,359          13,697          28,579              63
  Shares redeemed............................       (1,572,981)     (1,643,459)       (697,468)       (986,230)         (2,510)
                                               ---------------   -------------   -------------   -------------   -------------
    Net increase (decrease) from Investment
      shares transactions....................  $       375,239   $    (423,258)  $    (492,621)  $    (821,481)  $       2,013
                                               ---------------   -------------   -------------   -------------   -------------
    Total net increase (decrease) from shares
      transactions...........................  $    (9,164,329)  $  58,680,416   $  55,777,722   $   9,387,661   $  94,626,457
                                               ===============   =============   =============   =============   =============
SHARE AMOUNTS
INSTITUTIONAL:
  Shares issued..............................    1,151,538,209     844,257,954     279,013,482     258,305,060     328,632,081
  Reinvestment of distributions..............        1,693,047         540,797         192,298              --       2,413,585
  Shares redeemed............................   (1,162,770,823)   (785,695,077)   (222,935,438)   (248,095,918)   (236,421,222)
                                               ---------------   -------------   -------------   -------------   -------------
    Net increase (decrease) from
      Institutional shares transactions......       (9,539,567)     59,103,674      56,270,342      10,209,142      94,624,444
                                               ---------------   -------------   -------------   -------------   -------------
INVESTMENT:
  Shares issued..............................        1,909,306       1,173,842         191,151         136,170           4,460
  Reinvestment of distributions..............           38,916          46,359          13,697          28,579              63
  Shares redeemed............................       (1,572,981)     (1,643,459)       (697,467)       (986,230)         (2,510)
                                               ---------------   -------------   -------------   -------------   -------------
    Net increase (decrease) from Investment
      shares transactions....................          375,241        (423,258)       (492,619)       (821,481)          2,013
                                               ---------------   -------------   -------------   -------------   -------------
    Total net increase (decrease) from shares
      transactions...........................       (9,164,326)     58,680,416      55,777,723       9,387,661      94,626,457
                                               ===============   =============   =============   =============   =============

---------------

(1) From the period June 2, 1997 (commencement of operations) through December 31, 1997.

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1997 were as follows:

FUND                           PURCHASES         SALES
----                          ------------    ------------
Growth and Income Fund......  $632,120,553    $555,377,838
Small Company Growth Fund...   216,037,006     205,751,523
International Growth Fund...    96,638,427      15,470,957
Index Equity Fund...........   269,077,302       4,027,004
Short Term Bond Fund........   138,965,062     231,314,649
Intermediate Bond Fund......   832,771,422     860,725,166
Income Fund.................   198,416,661     222,640,748
Limited Term Tax-Free
  Fund......................    10,477,564      15,166,490
Intermediate Tax-Free
  Fund......................    62,249,579      74,531,186
Tax-Free Income Fund........    24,828,380      17,964,881
Michigan Municipal Bond
  Fund......................    15,860,879      55,589,588

6.  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  The Growth and Income Fund and the International Growth Fund can purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers.

  The risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

7.  CONCENTRATION OF CREDIT RISK

  The Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund invest primarily in debt obligations issued by the State of Michigan and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Portfolios are more susceptible to economic and political factors adversely affecting issuers of Michigan specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

  The Limited Term Tax-Free Fund, Intermediate Tax-Free Fund, Tax-Free Income Fund, Michigan Municipal Bond Fund, and Michigan Municipal Money Market Fund had the following concentrations by industry sector at December 31, 1997 (as a percentage of total investments):

                     The Kent
                     Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                           MICHIGAN       MICHIGAN
                                             LIMITED TERM    INTERMEDIATE     TAX-FREE     MUNICIPAL   MUNICIPAL MONEY
                                             TAX-FREE FUND   TAX-FREE FUND   INCOME FUND   BOND FUND     MARKET FUND
                                             -------------   -------------   -----------   ---------   ---------------
Airport....................................       4.27%           1.76%          2.95%        0.92%          0.43%
Chemical...................................         --              --             --           --          10.17%
Development................................      18.15%          10.88%         28.56%        8.44%          5.54%
Education..................................      17.50%           4.48%          5.28%        4.43%            --
Environmental..............................         --              --             --           --           5.10%
General Obligation.........................      25.49%          30.33%         21.69%       15.04%         19.79%
Manufacturing..............................         --              --             --           --          21.13%
Materials..................................         --              --             --           --          13.01%
Medical....................................       7.39%           1.70%          6.92%       15.74%          3.12%
Multifamily Housing........................       2.89%             --             --         2.41%          4.71%
Mutual Funds...............................       0.23%           0.41%          0.83%        0.13%          0.24%
Sewer......................................       2.81%           3.43%          3.08%        5.53%          3.70%
Power......................................         --            8.06%          8.38%        5.34%          0.29%
Printing...................................         --              --             --           --           3.98%
Resource Recovery..........................         --              --             --         1.12%            --
Retail.....................................         --              --             --           --           1.13%
School District............................      10.94%          13.65%          6.52%       34.52%          1.65%
Technology.................................         --              --             --           --           4.31%
Transportation.............................       2.99%          11.14%          6.74%        5.47%            --
Utilities..................................         --            3.52%          1.90%        0.91%            --
Water......................................       7.34%          10.64%          7.15%          --           1.70%
                                                 -----           -----          -----        -----          -----
                                                   100%            100%           100%         100%           100%
                                                 =====           =====          =====        =====          =====

                     The Kent       GROWTH AND INCOME FUND
                     Funds          FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $  13.90    $  13.25    $  10.50    $  10.91    $  10.31
                                                            --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................................        0.25        0.30        0.33        0.31        0.27
  Net realized and unrealized gains (losses) on
    investments and futures contracts...................        3.04        2.16        3.28       (0.26)       0.95
                                                            --------    --------    --------    --------    --------
Total Income from Investment Operations.................        3.29        2.46        3.61        0.05        1.22
                                                            --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.25)      (0.30)      (0.33)      (0.31)      (0.27)
  In excess of net investment income....................          --          --          --          **       (0.01)
  Net realized gains on investments and futures
    contracts...........................................       (1.39)      (1.51)      (0.53)      (0.15)      (0.34)
                                                            --------    --------    --------    --------    --------
    Total Dividends and Distributions...................       (1.64)      (1.81)      (0.86)      (0.46)      (0.62)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................        1.65        0.65        2.75       (0.41)       0.60
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $  15.55    $  13.90    $  13.25    $  10.50    $  10.91
                                                            ========    ========    ========    ========    ========
Total return............................................       24.14%      19.47%      34.91%       0.51%      11.98%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $697,973    $500,857    $401,371    $308,825    $180,864
  Ratio of expenses to average net assets...............        0.92%       0.95%       0.94%       0.98%       1.03%
  Ratio of net investment income to average net
    assets..............................................        1.61%       2.18%       2.73%       3.04%       2.61%
  Ratio of expenses to average net assets*..............        0.93%       0.95%        ***         ***         ***
  Ratio of net investment income to average net
    assets*.............................................        1.60%       2.18%        ***         ***         ***
  Portfolio turnover rate(1)............................          88%         39%         58%         28%         54%
  Average commission rate paid(2).......................    $ 0.0571    $ 0.0539          --          --          --

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 **  Amount is less than $0.005.

***  During the period, there were no waivers and/or reimbursements.

 (1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (2) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to 1996.

                       See Notes to Financial Statements.

                       The Kent    GROWTH AND INCOME FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $  13.81    $  13.19    $  10.46    $  10.87    $  10.29
                                                            --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................................        0.21        0.26        0.30        0.32        0.27
  Net realized and unrealized gains (losses) on
    investments and futures contracts...................        3.02        2.15        3.26       (0.27)       0.93
                                                            --------    --------    --------    --------    --------
Total Income from Investment Operations.................        3.23        2.41        3.56        0.05        1.20
                                                            --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.21)      (0.26)      (0.30)      (0.31)      (0.23)
  In excess of net investment income....................          --       (0.02)         --          **       (0.05)
  Net realized gains on investments and futures
    contracts...........................................       (1.39)      (1.51)      (0.53)      (0.15)      (0.20)
  In excess of net realized gains.......................          --          --          --          --       (0.14)
                                                            --------    --------    --------    --------    --------
    Total Dividends and Distributions...................       (1.60)      (1.79)      (0.83)      (0.46)      (0.62)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................        1.63        0.62        2.73       (0.41)       0.58
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $  15.44    $  13.81    $  13.19    $  10.46    $  10.87
                                                            ========    ========    ========    ========    ========
Total return(1).........................................       23.89%      19.14%      34.61%       0.50%      11.81%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $ 35,343    $ 15,063    $ 11,079    $  8,005    $  4,607
  Ratio of expenses to average net assets...............        1.17%       1.09%       1.18%       0.98%       1.22%
  Ratio of net investment income to average net
    assets..............................................        1.31%       1.77%       2.48%       3.03%       2.43%
  Ratio of expenses to average net assets*..............        1.18%       1.09%        ***         ***         ***
  Ratio of net investment income to average net
    assets*.............................................        1.30%       1.77%        ***         ***         ***
  Portfolio turnover rate(2)............................          88%         39%         58%         28%         54%
  Average commission rate paid(3).......................    $ 0.0571    $ 0.0539          --          --          --

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 *** During the period, there were no waivers and/or reimbursements.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to 1996.

                       See Notes to Financial Statements.

                       The Kent    SMALL COMPANY GROWTH FUND
                       Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $  15.65    $  13.82    $  11.99    $  12.50    $  10.85
                                                            --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................................        0.04        0.12        0.10        0.10        0.08
  Net realized and unrealized gains (losses) on
    investments and futures contracts...................        4.19        2.55        2.64       (0.10)       1.76
                                                            --------    --------    --------    --------    --------
Total Income from Investment Operations.................        4.23        2.67        2.74          --        1.84
                                                            --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.04)      (0.12)      (0.10)      (0.09)      (0.08)
  In excess of net investment income....................       (0.02)         --          --       (0.01)      (0.01)
  Net realized gains on investments and futures
    contracts...........................................       (1.43)      (0.72)      (0.81)      (0.41)      (0.10)
                                                            --------    --------    --------    --------    --------
    Total Dividends and Distributions...................       (1.49)      (0.84)      (0.91)      (0.51)      (0.19)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................        2.74        1.83        1.83       (0.51)       1.65
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $  18.39    $  15.65    $  13.82    $  11.99    $  12.50
                                                            ========    ========    ========    ========    ========
Total return............................................       27.94%      19.56%      23.75%      (0.06%)     17.04%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $719,998    $544,081    $450,072    $304,179    $252,401
  Ratio of expenses to average net assets...............        0.93%       0.96%       0.97%       0.98%       1.06%
  Ratio of net investment income to average net
    assets..............................................        0.24%       0.78%       0.83%       0.79%       0.74%
  Ratio of expenses to average net assets*..............        0.94%       0.96%        ***         ***         ***
  Ratio of net investment income to average net
    assets*.............................................        0.23%       0.78%        ***         ***         ***
  Portfolio turnover rate(1)............................          32%         16%         30%         20%         14%
  Average commission rate paid(2).......................    $ 0.0447    $ 0.0481          --          --          --

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 *** During the period, there were no waivers and/or reimbursements.

 (1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (2) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to 1996.

                       See Notes to Financial Statements.

                       The Kent    SMALL COMPANY GROWTH FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                             YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------
                                                                 1997       1996       1995       1994      1993
                                                                -------    -------    -------    ------    ------
Net asset value, beginning of period........................    $ 15.61    $ 13.81    $ 11.98    $12.49    $10.86
                                                                -------    -------    -------    ------    ------
Income (Loss) from Investment Operations:
  Net investment income.....................................         --       0.07       0.07      0.10      0.08
  Net realized and unrealized gains (losses) on investments
    and futures contracts...................................       4.19       2.54       2.64     (0.11)     1.74
                                                                -------    -------    -------    ------    ------
Total Income (Loss) from Investment Operations..............       4.19       2.61       2.71     (0.01)     1.82
                                                                -------    -------    -------    ------    ------
Less Dividends and Distributions from:
  Net investment income.....................................         --      (0.08)     (0.07)    (0.08)    (0.06)
  In excess of net investment income........................      (0.04)     (0.01)        --     (0.01)    (0.03)
  Net realized gains on investments and futures contracts...      (1.43)     (0.72)     (0.81)    (0.41)    (0.10)
                                                                -------    -------    -------    ------    ------
    Total Dividends and Distributions.......................      (1.47)     (0.81)     (0.88)    (0.50)    (0.19)
                                                                -------    -------    -------    ------    ------
Net change in net asset value...............................       2.72       1.80       1.83     (0.51)     1.63
                                                                -------    -------    -------    ------    ------
Net asset value, end of period..............................    $ 18.33    $ 15.61    $ 13.81    $11.98    $12.49
                                                                =======    =======    =======    ======    ======
Total return(1).............................................      27.71%     19.16%     23.47%    (0.08%)   16.84%
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $22,784    $14,436    $10,955    $8,433    $5,345
  Ratio of expenses to average net assets...................       1.18%      1.21%      1.20%     0.98%     1.25%
  Ratio of net investment income (loss) to average net
    assets..................................................      (0.01%)     0.53%      0.59%     0.79%     0.59%
  Ratio of expenses to average net assets*..................       1.19%      1.21%       ***       ***       ***
  Ratio of net investment income (loss) to average net
    assets*.................................................      (0.02%)     0.53%       ***       ***       ***
  Portfolio turnover rate(2)................................         32%        16%        30%       20%       14%
  Average commission rate paid(3)...........................    $0.0447    $0.0481         --        --        --

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

*** During the period, there were no waivers and/or reimbursements.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to 1996.

                       See Notes to Financial Statements.

                       The Kent    INTERNATIONAL GROWTH FUND
                       Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                             YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------
                                                               1997        1996        1995        1994        1993
                                                             --------    --------    --------    --------    --------
Net asset value, beginning of period.....................    $  14.75    $  14.18    $  13.06    $  12.84    $  10.01
                                                             --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income..................................        0.11        0.13        0.13        0.12        0.09
  Net realized and unrealized gains (losses) on
    investments and foreign currency.....................        0.26        0.70        1.54        0.61        2.95
                                                             --------    --------    --------    --------    --------
Total Income from Investment Operations..................        0.37        0.83        1.67        0.73        3.04
                                                             --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income..................................       (0.09)      (0.10)      (0.13)      (0.07)      (0.08)
  In excess of net investment income.....................       (0.06)      (0.02)      (0.11)      (0.03)      (0.04)
  Net realized gains on investments and foreign
    currency.............................................       (0.07)      (0.13)      (0.31)      (0.41)      (0.08)
  In excess of net realized gains........................       (0.01)      (0.01)         --          --       (0.01)
                                                             --------    --------    --------    --------    --------
    Total Dividends and Distributions....................       (0.23)      (0.26)      (0.55)      (0.51)      (0.21)
                                                             --------    --------    --------    --------    --------
Net change in net asset value............................        0.14        0.57        1.12        0.22        2.83
                                                             --------    --------    --------    --------    --------
Net asset value, end of period...........................    $  14.89    $  14.75    $  14.18    $  13.06    $  12.84
                                                             ========    ========    ========    ========    ========
Total return.............................................        2.54%       5.87%      13.00%       5.73%      30.32%
Ratios/Supplemental Data:
Net Assets, end of period (000's)........................    $492,598    $387,799    $286,545    $178,186    $157,716
  Ratio of expenses to average net assets................        1.05%       1.09%       1.17%       1.22%       1.33%
  Ratio of net investment income to average net assets...        0.80%       0.97%       1.35%       0.87%       0.86%
  Ratio of expenses to average net assets*...............        1.06%       1.09%        ***         ***         ***
  Ratio of net investment income to average net
    assets*..............................................        0.79%       0.97%        ***         ***         ***
  Portfolio turnover rate(1).............................           3%         13%          6%         20%          5%
  Average commission rate paid(2)........................    $ 0.0148    $ 0.0219          --          --          --

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

*** During the period, there were no waivers and/or reimbursements.

 (1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (2) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to 1996.

                       See Notes to Financial Statements.

                     The Kent    INTERNATIONAL GROWTH FUND
                     Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                             YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------
                                                                 1997       1996       1995       1994      1993
                                                                -------    -------    -------    ------    ------
Net asset value, beginning of period........................    $ 14.69    $ 14.13    $ 13.00    $12.81    $10.03
                                                                -------    -------    -------    ------    ------
Income from Investment Operations:
  Net investment income.....................................       0.08       0.12       0.14      0.14      0.13
  Net realized and unrealized gains on investments and
    foreign currency........................................       0.25       0.66       1.50      0.56      2.85
                                                                -------    -------    -------    ------    ------
Total Income from Investment Operations.....................       0.33       0.78       1.64      0.70      2.98
                                                                -------    -------    -------    ------    ------
Less Dividends and Distributions from:
  Net investment income.....................................      (0.06)     (0.08)     (0.09)    (0.07)    (0.02)
  In excess of net investment income........................      (0.09)        --      (0.11)    (0.03)    (0.09)
  Net realized gains on investments and foreign currency....      (0.07)     (0.14)     (0.31)    (0.41)    (0.05)
  In excess of net realized gains...........................      (0.01)        --         --        --     (0.04)
                                                                -------    -------    -------    ------    ------
    Total Dividends and Distributions.......................      (0.23)     (0.22)     (0.51)    (0.51)    (0.20)
                                                                -------    -------    -------    ------    ------
Net change in net asset value...............................       0.10       0.56       1.13      0.19      2.78
                                                                -------    -------    -------    ------    ------
Net asset value, end of period..............................    $ 14.79    $ 14.69    $ 14.13    $13.00    $12.81
                                                                =======    =======    =======    ======    ======
Total return(1).............................................       2.25%      5.57%     12.86%     5.51%    29.67%
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $ 9,780    $ 8,799    $ 7,548    $6,539    $3,202
  Ratio of expenses to average net assets...................       1.30%      1.34%      1.40%     1.25%     1.43%
  Ratio of net investment income to average net assets......       0.53%      0.74%      1.11%     0.81%     0.32%
  Ratio of expenses to average net assets*..................       1.31%      1.34%       ***       ***       ***
  Ratio of net investment income to average net assets*.....       0.52%      0.74%       ***       ***       ***
  Portfolio turnover rate(2)................................          3%        13%         6%       20%        5%
  Average commission rate paid(3)...........................    $0.0148    $0.0219         --        --        --

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

*** During the period, there were no waivers and/or reimbursements.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to 1996.

                       See Notes to Financial Statements.

                        The Kent    INDEX EQUITY FUND
                        Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                             YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------
                                                               1997        1996        1995        1994        1993
                                                             --------    --------    --------    --------    --------
Net asset value, beginning of period.....................    $  14.71    $  12.56    $  10.68    $  11.04    $  10.41
                                                             --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income..................................        0.25        0.26        0.26        0.25        0.23
  Net realized and unrealized gains (losses) on
    investments and futures contracts....................        4.50        2.47        3.44       (0.15)       0.71
                                                             --------    --------    --------    --------    --------
Total Income from Investment Operations..................        4.75        2.73        3.70        0.10        0.94
                                                             --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income..................................       (0.25)      (0.26)      (0.25)      (0.26)      (0.23)
  In excess of net investment income.....................          --          --          --          --          **
  Net realized gains on investments and futures
    contracts............................................       (0.05)      (0.28)      (1.57)      (0.20)      (0.08)
  In excess of net realized gains........................       (0.02)      (0.04)         --          --          --
                                                             --------    --------    --------    --------    --------
    Total Dividends and Distributions....................       (0.32)      (0.58)      (1.82)      (0.46)      (0.31)
                                                             --------    --------    --------    --------    --------
Net change in net asset value............................        4.43        2.15        1.88       (0.36)       0.63
                                                             --------    --------    --------    --------    --------
Net asset value, end of period...........................    $  19.14    $  14.71    $  12.56    $  10.68    $  11.04
                                                             ========    ========    ========    ========    ========
Total return.............................................       32.55%      22.18%      36.23%       0.86%       9.11%
Ratios/Supplemental Data:
Net Assets, end of period (000's)........................    $590,241    $243,438    $183,877    $245,550    $233,451
  Ratio of expenses to average net assets................        0.43%       0.49%       0.56%       0.58%       0.65%
  Ratio of net investment income to average net assets...        1.44%       1.91%       2.14%       2.32%       2.18%
  Ratio of expenses to average net assets*...............        0.54%       0.59%       0.56%       0.58%       0.65%
  Ratio of net investment income to average net
    assets*..............................................        1.33%       1.81%       2.14%       2.32%       2.18%
  Portfolio turnover rate(1).............................           1%          2%          3%         50%          1%
  Average commission rate paid(2)........................    $ 0.0508    $ 0.0496          --          --          --

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

 (2) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to 1996.

                       See Notes to Financial Statements.

                       The Kent    INDEX EQUITY FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                              YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------
                                                                 1997       1996       1995       1994       1993
                                                                -------    -------    -------    -------    -------
Net asset value, beginning of period........................    $ 14.72    $ 12.57    $ 10.70    $ 11.07    $ 10.44
                                                                -------    -------    -------    -------    -------
Income from Investment Operations:
  Net investment income.....................................       0.20       0.22       0.23       0.26       0.22
  Net realized and unrealized gains (losses) on investments
    and futures contracts...................................       4.51       2.48       3.44      (0.17)      0.72
                                                                -------    -------    -------    -------    -------
Total Income from Investment Operations.....................       4.71       2.70       3.67       0.09       0.94
                                                                -------    -------    -------    -------    -------
Less Dividends and Distributions from:
  Net investment income.....................................      (0.20)     (0.22)     (0.23)     (0.26)     (0.20)
  In excess of net investment income........................      (0.01)     (0.01)        --         --      (0.03)
  Net realized gains on investments and futures contracts...      (0.06)     (0.32)     (1.57)     (0.20)     (0.06)
  In excess of net realized gains...........................      (0.01)        --         --         --      (0.02)
                                                                -------    -------    -------    -------    -------
    Total Dividends and Distributions.......................      (0.28)     (0.55)     (1.80)     (0.46)     (0.31)
                                                                -------    -------    -------    -------    -------
Net change in net asset value...............................       4.43       2.15       1.87      (0.37)      0.63
                                                                -------    -------    -------    -------    -------
Net asset value, end of period..............................    $ 19.15    $ 14.72    $ 12.57    $ 10.70    $ 11.07
                                                                =======    =======    =======    =======    =======
Total return (1)............................................      32.24%     21.92%     35.81%      0.75%      9.09%
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $27,922    $ 9,925    $ 6,612    $ 4,736    $ 3,776
  Ratio of expenses to average net assets...................       0.68%      0.74%      0.80%      0.60%      0.86%
  Ratio of net investment income to average net assets......       1.20%      1.67%      1.86%      2.30%      2.04%
  Ratio of expenses to average net assets*..................       0.79%      0.84%      0.81%      0.60%      0.86%
  Ratio of net investment income to average net assets*.....       1.09%      1.57%      1.85%      2.30%      2.04%
  Portfolio turnover rate (2)...............................          1%         2%         3%        50%         1%
  Average commission rate paid (3)..........................    $0.0508    $0.0496         --         --         --

---------------

  (*) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

(2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(3) The average commission represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to 1996.

                       See Notes to Financial Statements.

                       The Kent    SHORT TERM BOND FUND
                       Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                1997        1996        1995        1994        1993
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period......................    $   9.75    $   9.96    $   9.52    $   9.91    $   9.99
                                                              --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income...................................        0.61        0.61        0.55        0.48        0.42
  Net realized and unrealized gains (losses) on
    investments...........................................          --       (0.21)       0.43       (0.38)      (0.09)
                                                              --------    --------    --------    --------    --------
Total Income from Investment Operations...................        0.61        0.40        0.98        0.10        0.33
                                                              --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income...................................       (0.61)      (0.61)      (0.54)      (0.49)      (0.41)
  In excess of net investment income......................          --          --          --          **          --
                                                              --------    --------    --------    --------    --------
    Total Dividends and Distributions.....................       (0.61)      (0.61)      (0.54)      (0.49)      (0.41)
                                                              --------    --------    --------    --------    --------
Net change in net asset value.............................          --       (0.21)       0.44       (0.39)      (0.08)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period............................    $   9.75    $   9.75    $   9.96    $   9.52    $   9.91
                                                              ========    ========    ========    ========    ========
Total return..............................................        6.42%       4.22%      10.53%       1.03%       3.36%
Ratios/Supplemental Data:
Net Assets, end of period (000's).........................    $139,739    $235,430    $310,680    $176,765    $255,892
  Ratio of expenses to average net assets.................        0.72%       0.70%       0.77%       0.73%       0.81%
  Ratio of net investment income to average net assets....        6.04%       6.17%       5.60%       4.75%       4.24%
  Ratio of expenses to average net assets*................        0.73%       0.70%        ***         ***         ***
  Ratio of net investment income to average net assets*...        6.03%       6.17%        ***         ***         ***
  Portfolio turnover rate (1).............................          89%         32%         75%         56%         50%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

*** During the period, there were no waivers and/or reimbursements.

 (1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                       The Kent    SHORT TERM BOND FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $   9.74    $   9.95    $   9.52    $   9.91    $  10.02
                                                            --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................................        0.57        0.59        0.52        0.47        0.38
  Net realized and unrealized gains (losses) on
    investments ........................................        0.02       (0.20)       0.44       (0.37)      (0.08)
                                                            --------    --------    --------    --------    --------
Total Income from Investment Operations.................        0.59        0.39        0.96        0.10        0.30
                                                            --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.59)      (0.54)      (0.53)      (0.48)      (0.41)
  In excess of net investment income....................          --       (0.06)         --       (0.01)         --
                                                            --------    --------    --------    --------    --------
    Total Dividends and Distributions...................       (0.59)      (0.60)      (0.53)      (0.49)      (0.41)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................          --       (0.21)       0.43       (0.39)      (0.11)
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $   9.74    $   9.74    $   9.95    $   9.52    $   9.91
                                                            ========    ========    ========    ========    ========
Total return(1).........................................        6.26%       4.06%      10.30%       1.01%       3.04%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $  7,433    $  1,667    $  1,634    $  1,649    $  1,427
  Ratio of expenses to average net assets...............        0.88%       0.85%       0.91%       0.74%       1.24%
  Ratio of net investment income to average net
    assets..............................................        5.75%       6.02%       5.40%       4.79%       3.91%
  Ratio of expenses to average net assets*..............        0.99%       0.96%        ***         ***         ***
  Ratio of net investment income to average net
    assets*.............................................        5.64%       5.91%        ***         ***         ***
  Portfolio turnover rate(2)............................          89%         32%         75%         56%         50%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 *** During the period, there were no waivers and/or reimbursements.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                       The Kent    INTERMEDIATE BOND FUND
                       Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $   9.76    $  10.12    $   9.29    $  10.18    $  10.00
                                                            --------    --------    --------    --------    --------
Income (Loss) from Investment Operations:
  Net investment income.................................        0.59        0.60        0.65        0.56        0.51
  Net realized and unrealized gains (losses) on
    investments ........................................        0.14       (0.32)       0.81       (0.88)       0.32
                                                            --------    --------    --------    --------    --------
Total Income (Loss) from Investment Operations..........        0.73        0.28        1.46       (0.32)       0.83
                                                            --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.59)      (0.61)      (0.63)      (0.54)      (0.51)
  In excess of net investment income....................          --       (0.03)         --       (0.01)         **
  Net realized gains on investments.....................          --          --          --       (0.02)      (0.14)
                                                            --------    --------    --------    --------    --------
    Total Dividends and Distributions...................       (0.59)      (0.64)      (0.63)      (0.57)      (0.65)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................        0.14       (0.36)       0.83       (0.89)       0.18
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $   9.90    $   9.76    $  10.12    $   9.29    $  10.18
                                                            ========    ========    ========    ========    ========
Total return............................................        7.80%       3.01%      16.18%      (3.19%)      8.42%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $762,740    $769,395    $854,801    $977,865    $434,264
  Ratio of expenses to average net assets...............        0.75%       0.77%       0.77%       0.80%       0.85%
  Ratio of net investment income to average net
    assets..............................................        6.03%       6.18%       6.50%       6.03%       5.03%
  Ratio of expenses to average net assets*..............        0.76%       0.78%        ***         ***         ***
  Ratio of net investment income to average net
    assets*.............................................        6.02%       6.17%        ***         ***         ***
  Portfolio turnover rate(1)............................         114%        135%        166%        124%        126%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 *** During the period, there were no waivers and/or reimbursements.

 (1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                       The Kent    INTERMEDIATE BOND FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $   9.78    $  10.14    $   9.32    $  10.19    $  10.03
                                                            --------    --------    --------    --------    --------
Income (Loss) from Investment Operations:
  Net investment income.................................        0.57        0.58        0.61        0.57        0.47
  Net realized and unrealized gains (losses) on
    investments ........................................        0.15       (0.32)       0.82       (0.87)       0.34
                                                            --------    --------    --------    --------    --------
Total Income (Loss) from Investment Operations..........        0.72        0.26        1.43       (0.30)       0.81
                                                            --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.57)      (0.57)      (0.61)      (0.54)      (0.46)
  In excess of net investment income....................          --       (0.05)         --       (0.01)      (0.05)
  Net realized gains on investments.....................          --          --          --       (0.02)      (0.14)
                                                            --------    --------    --------    --------    --------
    Total Dividends and Distributions...................       (0.57)      (0.62)      (0.61)      (0.57)      (0.65)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................        0.15       (0.36)       0.82       (0.87)       0.16
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $   9.93    $   9.78    $  10.14    $   9.32    $  10.19
                                                            ========    ========    ========    ========    ========
Total return(1).........................................        7.62%       2.76%      15.76%      (3.01%)      8.19%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $  6,972    $  7,327    $  6,862    $  9,196    $  4,966
  Ratio of expenses to average net assets...............        1.00%       1.02%       1.01%       0.81%       1.13%
  Ratio of net investment income to average net
    assets..............................................        5.79%       5.92%       6.24%       5.94%       4.75%
  Ratio of expenses to average net assets*..............        1.01%       1.03%        ***         ***         ***
  Ratio of net investment income to average net
    assets*.............................................        5.78%       5.91%        ***         ***         ***
  Portfolio turnover rate(2)............................         114%        135%        166%        124%        126%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 *** During the period, there were no waivers and/or reimbursements.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                       The Kent    INCOME FUND
                       Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                           YEAR ENDED
                                                                          DECEMBER 31,
                                                                --------------------------------
                                                                  1997        1996      1995(1)
                                                                --------    --------    --------
Net asset value, beginning of period........................    $  10.16    $  10.84    $  10.00
                                                                --------    --------    --------
Income from Investment Operations:
  Net investment income.....................................        0.68        0.66        0.55
  Net realized and unrealized gains (losses) on
    investments.............................................        0.34       (0.56)       0.92
                                                                --------    --------    --------
Total Income from Investment Operations.....................        1.02        0.10        1.47
                                                                --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.....................................       (0.68)      (0.65)      (0.54)
  In excess of net investment income........................          --       (0.10)         --
  Net realized gains on investments.........................       (0.20)      (0.03)      (0.09)
                                                                --------    --------    --------
    Total Dividends and Distributions.......................       (0.88)      (0.78)      (0.63)
                                                                --------    --------    --------
Net change in net asset value...............................        0.14       (0.68)       0.84
                                                                --------    --------    --------
Net asset value, end of period..............................    $  10.30    $  10.16    $  10.84
                                                                ========    ========    ========
Total return................................................       10.55%       1.19%      15.05%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $229,778    $240,060    $126,056
  Ratio of expenses to average net assets...................        0.82%       0.83%       0.91%+
  Ratio of net investment income to average net assets......        6.65%       6.57%       6.65%+
  Ratio of expenses to average net assets*..................        0.83%       0.83%         **
  Ratio of net investment income to average net assets*.....        6.64%       6.57%         **
  Portfolio turnover rate(2)................................          84%        102%         50%

---------------

  + Annualized.

 ++ Not Annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** During the period, there were no waivers and/or reimbursements.

 (1) The Institutional Class commenced operations on March 20, 1995.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                       The Kent    INCOME FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                        YEAR ENDED
                                                                       DECEMBER 31,
                                                                ---------------------------
                                                                 1997      1996     1995(1)
                                                                ------    ------    -------
Net asset value, beginning of period........................    $10.16    $10.82    $10.00
                                                                ------    ------    ------
Income from Investment Operations:
  Net investment income.....................................      0.63      0.66      0.52
  Net realized and unrealized gains (losses) on
    investments.............................................      0.35     (0.56)     0.91
                                                                ------    ------    ------
Total Income from Investment Operations.....................      0.98      0.10      1.43
                                                                ------    ------    ------
Less Dividends and Distributions from:
  Net investment income.....................................     (0.65)    (0.64)    (0.52)
  In excess of net investment income........................        --     (0.09)       --
  Net realized gains on investments.........................     (0.20)    (0.03)    (0.09)
                                                                ------    ------    ------
    Total Dividends and Distributions.......................     (0.85)    (0.76)    (0.61)
                                                                ------    ------    ------
Net change in net asset value...............................      0.13     (0.66)     0.82
                                                                ------    ------    ------
Net asset value, end of period..............................    $10.29    $10.16    $10.82
                                                                ======    ======    ======
Total return(2).............................................     10.19%     1.16%    14.63%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $5,611    $2,722    $1,961
  Ratio of expenses to average net assets...................      1.07%     1.08%     1.14%+
  Ratio of net investment income to average net assets......      6.38%     6.31%     6.40%+
  Ratio of expenses to average net assets*..................      1.08%     1.08%       **
  Ratio of net investment income to average net assets*.....      6.37%     6.31%       **
  Portfolio turnover rate(3)................................        84%      102%       50%

---------------

  + Annualized.

 ++ Not Annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** During the period, there were no waivers and/or reimbursements.

 (1) The Investment Class date of initial public investment was March 22, 1995.

 (2) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                       The Kent    LIMITED TERM TAX-FREE FUND
                       Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                        YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------
                                                                 1997       1996       1995      1994(1)
                                                                -------    -------    -------    -------
Net asset value, beginning of period........................    $ 10.16    $ 10.22    $  9.80    $ 10.00
                                                                -------    -------    -------    -------
Income (Loss) from Investment Operations:
  Net investment income.....................................       0.40       0.39       0.39       0.13
  Net realized and unrealized gains (losses) on
    investments.............................................       0.08      (0.04)      0.42      (0.21)
                                                                -------    -------    -------    -------
Total Income (Loss) from Investment Operations..............       0.48       0.35       0.81      (0.08)
                                                                -------    -------    -------    -------
Less Dividends and Distributions from:
  Net investment income.....................................      (0.40)     (0.40)     (0.39)     (0.12)
  In excess of net investment income........................         --         **         --         --
  Net realized gains on investments.........................      (0.05)     (0.01)        --         --
                                                                -------    -------    -------    -------
    Total Dividends and Distributions.......................      (0.45)     (0.41)     (0.39)     (0.12)
                                                                -------    -------    -------    -------
Net change in net asset value...............................       0.03      (0.06)      0.42      (0.20)
                                                                -------    -------    -------    -------
Net asset value, end of period..............................    $ 10.19    $ 10.16    $ 10.22    $  9.80
                                                                =======    =======    =======    =======
Total return................................................       4.78%      3.54%      8.43%     (0.77%)++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $36,023    $41,472    $55,347    $43,497
  Ratio of expenses to average net assets...................       0.76%      0.75%      0.69%      0.79%+
  Ratio of net investment income to average net assets......       3.86%      3.84%      3.87%      3.81%+
  Ratio of expenses to average net assets*..................       0.77%      0.75%      0.74%      0.96%+
  Ratio of net investment income to average net assets*.....       3.85%      3.84%      3.82%      3.64%+
  Portfolio turnover rate(2)................................         29%        32%        51%        10%

---------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Institutional Class commenced operations on September 1, 1994.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                       The Kent    LIMITED TERM TAX-FREE FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                       YEAR ENDED DECEMBER 31,
                                                                -------------------------------------
                                                                 1997      1996      1995     1994(1)
                                                                ------    ------    ------    -------
Net asset value, beginning of period........................    $10.20    $10.24    $ 9.81    $ 9.87
                                                                ------    ------    ------    ------
Income from Investment Operations:
  Net investment income.....................................      0.38      0.37      0.37      0.06
  Net realized and unrealized gains (losses) on
    investments.............................................      0.08     (0.02)     0.44     (0.06)
                                                                ------    ------    ------    ------
Total Income from Investment Operations.....................      0.46      0.35      0.81        --
                                                                ------    ------    ------    ------
Less Dividends and Distributions from:
  Net investment income.....................................     (0.38)    (0.35)    (0.38)    (0.06)
  In excess of net investment income........................        --     (0.03)       --        --
  Net realized gains on investments.........................     (0.05)    (0.01)       --        --
                                                                ------    ------    ------    ------
    Total Dividends and Distributions.......................     (0.43)    (0.39)    (0.38)    (0.06)
                                                                ------    ------    ------    ------
Net change in net asset value...............................      0.03     (0.04)     0.43     (0.06)
                                                                ------    ------    ------    ------
Net asset value, end of period..............................    $10.23    $10.20    $10.24    $ 9.81
                                                                ======    ======    ======    ======
Total return(2).............................................      4.61%     3.51%     8.40%     0.03%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $  474    $  106    $   54    $    7
  Ratio of expenses to average net assets...................      0.93%     0.87%     0.84%     0.87%+
  Ratio of net investment income to average net assets......      3.67%     3.69%     3.69%     3.86%+
  Ratio of expenses to average net assets*..................      1.04%     0.97%     0.85%     0.98%+
  Ratio of net investment income to average net assets*.....      3.56%     3.59%     3.69%     3.75%+
  Portfolio turnover rate(3)................................        29%       32%       51%       10%

---------------

  + Annualized.

 ++ Not Annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (1) The Investment Class date of initial public investment was November 1, 1994.

 (2) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                       The Kent    INTERMEDIATE TAX-FREE FUND
                       Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                               YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------
                                                                 1997        1996        1995        1994        1993
                                                               --------    --------    --------    --------    --------
Net asset value, beginning of period.......................    $  10.42    $  10.52    $   9.74    $  10.45    $  10.02
                                                               --------    --------    --------    --------    --------
Income (Loss) from Investment Operations:
  Net investment income....................................        0.45        0.44        0.45        0.40        0.37
  Net realized and unrealized gains (losses) on
    investments............................................        0.26       (0.08)       0.79       (0.71)       0.47
                                                               --------    --------    --------    --------    --------
Total Income (Loss) from Investment Operations.............        0.71        0.36        1.24       (0.31)       0.84
                                                               --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income....................................       (0.45)      (0.46)      (0.45)      (0.39)      (0.36)
  In excess of net investment income.......................          --          **       (0.01)      (0.01)         --
  Net realized gains on investments........................          --          --          --          --       (0.05)
                                                               --------    --------    --------    --------    --------
    Total Dividends and Distributions......................       (0.45)      (0.46)      (0.46)      (0.40)      (0.41)
                                                               --------    --------    --------    --------    --------
Net change in net asset value..............................        0.26       (0.10)       0.78       (0.71)       0.43
                                                               --------    --------    --------    --------    --------
Net asset value, end of period.............................    $  10.68    $  10.42    $  10.52    $   9.74    $  10.45
                                                               ========    ========    ========    ========    ========
Total return...............................................        7.07%       3.41%      12.90%      (3.00%)      8.51%
Ratios/Supplemental Data:
Net Assets, end of period (000's)..........................    $275,641    $285,674    $283,733    $380,715    $135,862
  Ratio of expenses to average net assets..................        0.72%       0.73%       0.72%       0.78%       0.84%
  Ratio of net investment income to average net assets.....        4.31%       4.34%       4.39%       4.07%       3.62%
  Ratio of expenses to average net assets*.................        0.73%       0.73%       0.72%       0.78%       0.84%
  Ratio of net investment income to average net assets*....        4.30%       4.34%       4.39%       4.07%       3.62%
  Portfolio turnover rate(1)...............................          23%         35%          6%         36%         14%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                    The Kent    INTERMEDIATE TAX-FREE FUND
                    Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                           YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------
                                                                 1997      1996      1995      1994      1993
                                                                ------    ------    ------    ------    ------
Net asset value, beginning of period........................    $10.42    $10.52    $ 9.74    $10.45    $10.04
                                                                ------    ------    ------    ------    ------
Income (Loss) from Investment Operations:
  Net investment income.....................................      0.43      0.42      0.42      0.40      0.36
  Net realized and unrealized gains (losses) on
    investments.............................................      0.26     (0.09)     0.79     (0.71)     0.46
                                                                ------    ------    ------    ------    ------
Total Income (Loss) from Investment Operations..............      0.69      0.33      1.21     (0.31)     0.82
                                                                ------    ------    ------    ------    ------
Less Dividends and Distributions from:
  Net investment income.....................................     (0.43)    (0.41)    (0.42)    (0.39)    (0.33)
  In excess of net investment income........................        --     (0.02)    (0.01)    (0.01)    (0.03)
  Net realized gains on investments.........................        --        --        --        --     (0.05)
                                                                ------    ------    ------    ------    ------
    Total Dividends and Distributions.......................     (0.43)    (0.43)    (0.43)    (0.40)    (0.41)
                                                                ------    ------    ------    ------    ------
Net change in net asset value...............................      0.26     (0.10)     0.78     (0.71)     0.41
                                                                ------    ------    ------    ------    ------
Net asset value, end of period..............................    $10.68    $10.42    $10.52    $ 9.74    $10.45
                                                                ======    ======    ======    ======    ======
Total return(1).............................................      6.80%     3.17%    12.66%    (3.03%)    8.29%
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $3,534    $3,368    $3,807    $4,505    $3,307
  Ratio of expenses to average net assets...................      0.97%     0.98%     0.97%     0.79%     1.08%
  Ratio of net investment income to average net assets......      4.06%     4.09%     4.13%     3.99%     3.44%
  Ratio of expenses to average net assets*..................      0.98%     0.98%     0.97%     0.79%     1.08%
  Ratio of net investment income to average net assets*.....      4.05%     4.09%     4.13%     3.99%     3.44%
  Portfolio turnover rate(2)................................        23%       35%        6%       36%       14%

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (1) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                        The Kent    TAX-FREE INCOME FUND
                        Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                    Year ended December 31,
                                                                --------------------------------
                                                                  1997        1996      1995(1)
                                                                --------    --------    --------
Net asset value, beginning of period........................    $  10.27    $  10.49    $  10.00
                                                                --------    --------    --------
Income from Investment Operations:
  Net investment income.....................................        0.45        0.46        0.36
  Net realized and unrealized gains (losses) on investments
    and futures contracts...................................        0.41       (0.06)       0.49
                                                                --------    --------    --------
Total Income from Investment Operations.....................        0.86        0.40        0.85
                                                                --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.....................................       (0.45)      (0.46)      (0.36)
  Net realized gains on investments and futures contracts...       (0.03)      (0.16)         --
                                                                --------    --------    --------
    Total Dividends and Distributions.......................       (0.48)      (0.62)      (0.36)
                                                                --------    --------    --------
Net change in net asset value...............................        0.38       (0.22)       0.49
                                                                --------    --------    --------
Net asset value, end of period..............................    $  10.65    $  10.27    $  10.49
                                                                ========    ========    ========
Total return................................................        8.59%       3.92%       8.64%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $116,652    $109,948    $121,855
  Ratio of expenses to average net assets...................        0.79%       0.82%       0.73%+
  Ratio of net investment income to average net assets......        4.32%       4.38%       4.44%+
  Ratio of expenses to average net assets*..................        0.80%       0.82%       0.91%+
  Ratio of net investment income to average net assets*.....        4.31%       4.38%       4.26%+
  Portfolio turnover rate(2)................................          16%         40%         10%

---------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (1) The Institutional Class commenced operations on March 20, 1995.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                       The Kent    TAX-FREE INCOME FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                    Year ended December 31,
                                                                --------------------------------
                                                                  1997        1996      1995(1)
                                                                --------    --------    --------
Net asset value, beginning of period........................    $  10.29    $  10.52    $  10.00
                                                                --------    --------    --------
Income from Investment Operations:
  Net investment income.....................................        0.42        0.41        0.31
  Net realized and unrealized gains (losses) on investments
    and futures contracts...................................        0.42       (0.05)       0.51
                                                                --------    --------    --------
Total Income from Investment Operations.....................        0.84        0.36        0.82
                                                                --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.....................................       (0.42)      (0.43)      (0.30)
  In excess of net investment income........................       (0.01)         --          --
  Net realized gains on investments and futures contracts...       (0.03)      (0.12)         --
  In excess of net realized gains...........................          --       (0.04)         --
                                                                --------    --------    --------
    Total Dividends and Distributions.......................       (0.46)      (0.59)      (0.30)
                                                                --------    --------    --------
Net change in net asset value...............................        0.38       (0.23)       0.52
                                                                --------    --------    --------
Net asset value, end of period..............................    $  10.67    $  10.29    $  10.52
                                                                ========    ========    ========
Total return(2).............................................        8.32%       3.53%       8.34%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $  1,712    $    936    $    529
  Ratio of expenses to average net assets...................        1.04%       1.07%       0.95%+
  Ratio of net investment income to average net assets......        4.05%       4.14%       4.25%+
  Ratio of expenses to average net assets*..................        1.05%       1.07%       1.17%+
  Ratio of net investment income to average net assets*.....        4.04%       4.14%       4.03%+
  Portfolio turnover rate (3)...............................          16%         40%         10%

---------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (1) The Investment Class date of the initial public investment was March 31, 1995.

 (2) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                    The Kent    MICHIGAN MUNICIPAL BOND FUND
                    Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994      1993(1)
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $  10.08    $  10.12    $   9.72    $  10.06    $  10.00
                                                            --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................................        0.41        0.39        0.39        0.37        0.23
  Net realized and unrealized gains (losses) on
    investments.........................................        0.13       (0.04)       0.39       (0.34)       0.07
                                                            --------    --------    --------    --------    --------
Total Income from Investment Operations.................        0.54        0.35        0.78        0.03        0.30
                                                            --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.41)      (0.39)      (0.37)      (0.36)      (0.22)
  In excess of net investment income....................          --          --       (0.01)      (0.01)      (0.01)
  Net realized gains on investments.....................          --          --          --          --       (0.01)
  In excess of net realized gains.......................          --          --          --          --          **
                                                            --------    --------    --------    --------    --------
    Total Dividends and Distributions...................       (0.41)      (0.39)      (0.38)      (0.37)      (0.24)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................        0.13       (0.04)       0.40       (0.34)       0.06
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $  10.21    $  10.08    $  10.12    $   9.72    $  10.06
                                                            ========    ========    ========    ========    ========
Total return............................................        5.52%       3.51%       8.20%       0.36%       3.06%++
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $111,735    $152,623    $185,466    $118,485    $ 74,647
  Ratio of expenses to average net assets...............        0.69%       0.70%       0.69%       0.49%       0.24%+
  Ratio of net investment income to average net
    assets..............................................        4.04%       3.83%       3.81%       3.74%       3.34%+
  Ratio of expenses to average net assets*..............        0.70%       0.70%       0.70%       0.74%       0.68%+
  Ratio of net investment income to average net
    assets*.............................................        4.03%       3.83%       3.80%       3.50%       3.61%+
  Portfolio turnover rate(2)............................          13%         24%         42%         27%         10%

---------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Institutional Class commenced operations on May 3, 1993.

 (2) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                    The Kent    MICHIGAN MUNICIPAL BOND FUND
                    Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994      1993(1)
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $  10.07    $  10.11    $   9.72    $  10.08    $  10.02
                                                            --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................................        0.39        0.38        0.37        0.35        0.21
  Net realized and unrealized gains (losses) on
    investments.........................................        0.14       (0.05)       0.40       (0.34)       0.07
                                                            --------    --------    --------    --------    --------
Total Income from Investment Operations.................        0.53        0.33        0.77        0.01        0.28
                                                            --------    --------    --------    --------    --------
Less Dividends and Distributions from:
  Net investment income.................................       (0.40)      (0.35)      (0.37)      (0.34)      (0.21)
  In excess of net investment income....................          --       (0.02)      (0.01)      (0.03)         **
  Net realized gains on investments.....................          --          --          --          --       (0.01)
                                                            --------    --------    --------    --------    --------
    Total Dividends and Distributions...................       (0.40)      (0.37)      (0.38)      (0.37)      (0.22)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................        0.13       (0.04)       0.39       (0.36)       0.06
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $  10.20    $  10.07    $  10.11    $   9.72    $  10.08
                                                            ========    ========    ========    ========    ========
Total return(2).........................................        5.38%       3.36%       8.01%       0.16%       2.85%++
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $  4,413    $  2,422    $  1,900    $  1,980    $    283
  Ratio of expenses to average net assets...............        0.84%       0.85%       0.83%       0.49%       0.25%+
  Ratio of net investment income to average net
    assets..............................................        3.88%       3.68%       3.68%       3.80%       3.43%+
  Ratio of expenses to average net assets*..............        0.95%       0.95%       0.85%       0.84%       1.08%+
  Ratio of net investment income to average net
    assets*.............................................        3.77%       3.58%       3.67%       2.74%       2.60%+
  Portfolio turnover rate(3)............................          13%         24%         42%         27%         10%

---------------

  + Annualized.

 ++ Not annualized.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Amount is less than $0.005.

 (1) The Investment Class date of initial public investment was May 11, 1993.

 (2) Calculation does not include sales charge. Effective May 1, 1997, the Investment Shares were not assessed a sales charge.

 (3) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                       See Notes to Financial Statements.

                          The Kent    MONEY MARKET FUND
                          Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                            --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................................       0.051       0.050       0.050       0.040       0.030
                                                            --------    --------    --------    --------    --------
Less Dividends from:
  Net investment income.................................      (0.051)     (0.050)     (0.050)     (0.040)     (0.030)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................          --          --          --          --          --
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                            ========    ========    ========    ========    ========
Total return............................................        5.23%       5.06%       5.58%       3.75%       2.68%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $474,378    $483,919    $424,815    $323,539    $359,624
  Ratio of expenses to average net assets...............        0.52%       0.52%       0.55%       0.60%       0.60%
  Ratio of net investment income to average net
    assets..............................................        5.11%       4.95%       5.45%       3.65%       2.65%
  Ratio of expenses to average net assets*..............        0.62%       0.62%       0.63%       0.65%       0.68%
  Ratio of net investment income to average net
    assets*.............................................        5.01%       4.85%       5.37%       3.59%       2.57%

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                       See Notes to Financial Statements.

                       The Kent    MONEY MARKET FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                            YEAR ENDED DECEMBER 31,
                                                            --------------------------------------------------------
                                                              1997        1996        1995        1994        1993
                                                            --------    --------    --------    --------    --------
Net asset value, beginning of period....................    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                            --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income.................................       0.051       0.050       0.050       0.040       0.030
                                                            --------    --------    --------    --------    --------
Less Dividends from:
  Net investment income.................................      (0.051)     (0.050)     (0.050)     (0.040)     (0.030)
                                                            --------    --------    --------    --------    --------
Net change in net asset value...........................          --          --          --          --          --
                                                            --------    --------    --------    --------    --------
Net asset value, end of period..........................    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                            ========    ========    ========    ========    ========
Total return............................................        5.23%       5.06%       5.56%       3.71%       2.67%
Ratios/Supplemental Data:
Net Assets, end of period (000's).......................    $  1,179    $    804    $  1,227    $    369    $    593
  Ratio of expenses to average net assets...............        0.52%       0.52%       0.55%       0.63%       0.63%
  Ratio of net investment income to average net
    assets..............................................        5.11%       4.94%       5.41%       3.58%       2.63%
  Ratio of expenses to average net assets*..............        0.62%       0.62%       0.62%       0.68%       4.49%
  Ratio of net investment income (loss) to average net
    assets*.............................................        5.01%       4.84%       5.33%       3.53%      (1.24%)

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                       See Notes to Financial Statements.

                       The Kent    MICHIGAN MUNICIPAL MONEY MARKET FUND
                       Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                             YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------
                                                               1997        1996        1995        1994        1993
                                                             --------    --------    --------    --------    --------
Net asset value, beginning of period.....................    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                             --------    --------    --------    --------    --------
Income from Investment Operations:
  Net investment income..................................       0.033       0.030       0.030       0.020       0.020
                                                             --------    --------    --------    --------    --------
Less Dividends from:
  Net investment income..................................      (0.033)     (0.030)     (0.030)     (0.020)     (0.020)
                                                             --------    --------    --------    --------    --------
Net change in net asset value............................          --          --          --          --          --
                                                             --------    --------    --------    --------    --------
Net asset value, end of period...........................    $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                                             ========    ========    ========    ========    ========
Total return.............................................        3.31%       3.11%       3.50%       2.40%       2.00%
Ratios/Supplemental Data:
Net Assets, end of period (000's)........................    $211,682    $155,424    $145,215    $128,164    $183,366
  Ratio of expenses to average net assets................        0.52%       0.54%       0.56%       0.60%       0.60%
  Ratio of net investment income to average net assets...        3.27%       3.06%       3.45%       2.33%       1.96%
  Ratio of expenses to average net assets*...............        0.63%       0.64%       0.65%       0.70%       0.69%
  Ratio of net investment income to average net
    assets*..............................................        3.16%       2.96%       3.36%       2.23%       1.87%

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                       See Notes to Financial Statements.

                       The Kent    MICHIGAN MUNICIPAL MONEY MARKET FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                             YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------
                                                                 1997       1996       1995       1994       1993
                                                                -------    -------    -------    -------    ------
Net asset value, beginning of period........................    $ 1.000    $  1.00    $ 1.000    $ 1.000    $1.000
                                                                -------    -------    -------    -------    ------
Income from Investment Operations:
  Net investment income.....................................      0.033      0.030      0.030      0.020     0.020
                                                                -------    -------    -------    -------    ------
Less Dividends from:
  Net investment income.....................................     (0.033)    (0.030)    (0.030)    (0.020)   (0.020)
                                                                -------    -------    -------    -------    ------
Net change in net asset value...............................         --         --         --         --        --
                                                                -------    -------    -------    -------    ------
Net asset value, end of period..............................    $ 1.000    $ 1.000    $ 1.000    $ 1.000    $1.000
                                                                =======    =======    =======    =======    ======
Total return................................................       3.31%      3.11%      3.48%      2.38%     1.98%
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $   289    $   782    $ 1,603    $   379    $  149
  Ratio of expenses to average net assets...................       0.52%      0.54%      0.54%      0.63%     0.63%
  Ratio of net investment income to average net assets......       3.22%      3.06%      3.48%      2.47%     2.01%
  Ratio of expenses to average net assets*..................       0.63%      0.64%      0.62%      0.73%     3.77%
  Ratio of net investment income (loss) to average net
    assets*.................................................       3.11%      2.96%      3.39%      2.37%    (1.13%)

---------------

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                       See Notes to Financial Statements.

                       The Kent    GOVERNMENT MONEY MARKET FUND
                       Funds       FINANCIAL HIGHLIGHTS

INSTITUTIONAL SHARES

                                                                 PERIOD
                                                                 ENDED
                                                              DECEMBER 31,
                                                                1997(1)
                                                              ------------
Net asset value, beginning of period........................    $ 1.000
                                                                -------
Income from Investment Operations:
  Net investment income.....................................      0.031
                                                                -------
Less Dividends from:
  Net investment income.....................................     (0.031)
                                                                -------
Net change in net asset value...............................         --
                                                                -------
Net asset value, end of period..............................    $ 1.000
                                                                =======
Total return................................................       3.10%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $94,624
  Ratio of expenses to average net assets...................       0.35%+
  Ratio of net investment income to average net assets......       5.23%+
  Ratio of expenses to average net assets*..................       0.69%+
  Ratio of net investment income to average net assets*.....       4.89%+

---------------

  + Annualized

 ++ Not Annualized

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (1) The Fund commenced operations June 2, 1997.

                       See Notes to Financial Statements.

                       The Kent    GOVERNMENT MONEY MARKET FUND
                       Funds       FINANCIAL HIGHLIGHTS

INVESTMENT SHARES

                                                                 PERIOD
                                                                 ENDED
                                                              DECEMBER 31,
                                                                1997(1)
                                                              ------------
Net asset value, beginning of period........................    $ 1.000
                                                                -------
Income from Investment Operations:
  Net investment income.....................................      0.030
                                                                -------
Less Dividends from:
  Net investment income.....................................     (0.030)
                                                                -------
Net change in net asset value...............................         --
                                                                -------
Net asset value, end of period..............................    $ 1.000
                                                                =======
Total return................................................       3.06%++
Ratios/Supplemental Data:
Net Assets, end of period (000's)...........................    $     2
  Ratio of expenses to average net assets...................       0.43%+
  Ratio of net investment income to average net assets......       5.17%+
  Ratio of expenses to average net assets*..................       0.77%+
  Ratio of net investment income to average net assets*.....       4.83%+

---------------

  + Annualized

 ++ Not Annualized

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 (1) The Fund commenced operations June 2, 1997.

                       See Notes to Financial Statements.

                       The Kent
                       Funds       INDEPENDENT AUDITOR'S REPORT

The Shareholders and Board of Trustees of
  The Kent Funds

  We have audited the accompanying statements of assets and liabilities of The Kent Funds--Growth and Income Fund, Small Company Growth Fund, International Growth Fund, Index Equity Fund, Short Term Bond Fund, Intermediate Bond Fund, Income Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Michigan Municipal Bond Fund, Money Market Fund, Michigan Municipal Money Market Fund, and Government Money Market Fund including the portfolios of investments, as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Kent Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1997, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Kent Funds at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Columbus, Ohio
February 20, 1998